UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1: Reports to Shareholders

Vanguard 500 Index Fund
Semiannual Report

June 30, 2010

> For the fiscal half-year ended June 30, 2010, the Investor Shares of Vanguard 500 Index Fund returned –6.71%, closely tracking the performance of the fund’s target benchmark.

> The first half of the six-month period yielded positive results for U.S. stocks; however, a swift downturn later in the period erased returns and led stocks into negative territory.

> Holdings in information technology, energy, and health care weighed most heavily on returns during the period.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010

Total
Returns
Vanguard 500 Index Fund
Investor Shares	-6.71%
Admiral™ Shares	-6.66
Signal® Shares	-6.66
S&P 500 Index	-6.65
Large-Cap Core Funds Average	-7.89
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$102.67	$94.91	$0.943	$0.000
Admiral Shares	102.67	94.91	0.997	0.000
Signal Shares	84.81	78.40	0.822	0.000

1

Chairman’s Letter

Dear Shareholder,

After rebounding strongly from recent fallout from the financial crisis, U.S. stocks slipped again over the final two months of the period. For the six months ended June 30, the broad U.S. stock market returned –5.67%. Vanguard 500 Index Fund underperformed the broad market, with Investor Shares of the fund returning –6.71% for the period. Despite posting negative returns, the fund met its objective of closely tracking the performance of its target benchmark, the Standard & Poor’s 500 Index. The fund bested its peer-group average for the period, finishing ahead of the average return for large-capitalization core funds.

Both the fund and its index posted negative results in all ten sectors of the stock market for the period. Stocks in the information technology, energy, and health care sectors lagged the most. Relatively speaking, the industrial and consumer discretionary sectors were among the fund’s better-performing areas.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks

2

returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

3

Negative returns across sectors hindered fund performance
Vanguard 500 Index Fund, like the broad U.S. stock market, kicked off the half-year with positive returns. However, the market tumbled in May and June and stocks ended the six months in negative territory. Stocks were down across the board, and both the fund and the index registered negative results in all ten sectors.

Information technology—the index’s most heavily weighted sector—was hit hard during the downturn and subtracted 2 percentage points from the index’s total return for the period. Big-name software companies and internet giants suffered the biggest blows, as nervousness about the economy’s near-term prospects raised concerns about technology spending.

The energy sector also dragged down fund performance. In particular, big oil and gas companies endured heavy losses, as consumer demand decreased and the oil spill in the Gulf of Mexico continued to spark fear among investors. Health care stocks also weighed on returns. Sector losses were led by big-name pharmaceutical companies, which wrestled with a number of regulatory and commercial challenges.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Peer Group
	Shares	Shares	Shares	Average
500 Index Fund	0.18%	0.07%	0.07%	1.27%

The fund expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.07% for Admiral Shares, and 0.07% for Signal Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Large-Cap Core Funds.

4

Despite the fund’s negative overall returns, a few industries contributed positive results. Some areas of the industrial sector—most notably the construction and railroad industries—were up for the period. In the consumer discretionary sector, fast food chains and toy companies performed well, while insurance and real estate companies were bright spots for the financial sector.

Regardless of market conditions, diversification is important
The past six months have been a dramatic time in the U.S. stock market. At the beginning of the period, stocks continued to stage an impressive rally that began in March 2009, following the worst downturn in decades. However, in May, stocks retreated swiftly as investor concerns grew over the European debt crisis and concern about the economy’s strength.

While you can’t control what happens in the financial markets, you can control how you invest your hard-earned money. Vanguard encourages you to create a long-term investment plan that includes a mix of stocks, bonds, and short-term investments that is appropriate for your goals and risk tolerance. A well-diversified portfolio can offer some protection from the market’s inevitable swings, while also providing an opportunity for long-term growth.

With its low costs and broad exposure to large- and mid-capitalization stocks, Vanguard 500 Index Fund can play an important role in such a diversified investment program.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2010

5

500 Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
Investor		Admiral	Signal
	Shares	Shares	Shares
Ticker Symbol	VFINX	VFIAX	VIFSX
Expense Ratio[1]	0.18%	0.07%	0.07%
30-Day SEC Yield	1.81%	1.91%	1.91%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	504	500	4,114
Median Market Cap $41.7B		$41.7B	$25.2B
Price/Earnings Ratio	16.2x	16.2x	17.6x
Price/Book Ratio	1.9x	1.9x	1.9x
Return on Equity	20.6%	20.6%	19.1%
Earnings Growth Rate	6.5%	6.5%	6.6%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.1%	10.1%	11.4%
Consumer Staples	11.5	11.5	10.4
Energy	10.7	10.7	9.4
Financials	16.3	16.3	17.5
Health Care	12.1	12.1	11.7
Industrials	10.3	10.3	10.8
Information
Technology	18.8	18.8	18.7
Materials	3.4	3.4	3.9
Telecommunication
Services	3.0	3.0	2.7
Utilities	3.8	3.8	3.5

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	3.1%
Apple Inc.	Computer
	Hardware	2.5
Microsoft Corp.	Systems Software	1.9
Procter & Gamble Co.	Household
	Products	1.9
Johnson & Johnson	Pharmaceuticals	1.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
JPMorgan Chase & Co.	Diversified Financial
	Services	1.6
Bank of America Corp.	Diversified Financial
	Services	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Top Ten		19.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.17% for Investor Shares, 0.07% for Admiral Shares, and 0.07% for Signal Shares.

6

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	14.33%	-0.87%	-1.67%
Admiral Shares	11/13/2000	14.45	-0.78	-0.95[1]
Signal Shares	9/29/2006	14.45	—	-4.60[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

7

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.1%)
	McDonald’s Corp.	9,918,374	653,323
	Walt Disney Co.	18,057,095	568,798
	Home Depot Inc.	15,492,177	434,865
	Comcast Corp. Class A	24,709,418	429,203
*	Amazon.com Inc.	3,163,797	345,676
	Target Corp.	6,790,193	333,874
*,^	Ford Motor Co.	31,408,626	316,599
	Time Warner Inc.	10,508,073	303,788
*	DIRECTV Class A	8,379,079	284,218
	Lowe’s Cos. Inc.	13,177,176	269,078
	News Corp. Class A	20,779,993	248,529
	NIKE Inc. Class B	3,582,440	241,994
	Viacom Inc. Class B	5,599,649	175,661
	Time Warner Cable Inc.	3,263,830	169,980
	Yum! Brands Inc.	4,309,581	168,246
	Starbucks Corp.	6,869,809	166,936
	Johnson Controls Inc.	6,202,305	166,656
	TJX Cos. Inc.	3,761,531	157,796
*	Kohl’s Corp.	2,838,919	134,849
	Staples Inc.	6,727,450	128,158
	Carnival Corp.	3,991,558	120,705
	Best Buy Co. Inc.	3,189,691	108,003
	Coach Inc.	2,813,023	102,816
	Omnicom Group Inc.	2,830,080	97,072
*	Discovery Communications
	Inc. Class A	2,616,580	93,438
*	Bed Bath & Beyond Inc.	2,427,172	90,000
	McGraw-Hill Cos. Inc.	2,909,111	81,862
	CBS Corp. Class B	6,255,113	80,879
	Gap Inc.	4,139,332	80,551
*	priceline.com Inc.	437,451	77,228
	Stanley Black & Decker Inc. 1,478,999		74,719
	Starwood Hotels & Resorts
	Worldwide Inc.	1,747,325	72,392
	Mattel Inc.	3,363,207	71,165
	Marriott International Inc.
	Class A	2,365,621	70,827
	Macy’s Inc.	3,889,645	69,625

			Market
			Value•
		Shares	($000)
	Whirlpool Corp.	692,585	60,823
*	O’Reilly Automotive Inc.	1,270,762	60,437
	Ross Stores Inc.	1,129,782	60,206
	VF Corp.	813,360	57,895
	Genuine Parts Co.	1,467,235	57,882
	Fortune Brands Inc.	1,404,534	55,030
	Ltd Brands Inc.	2,488,826	54,928
*	AutoZone Inc.	270,381	52,243
	Darden Restaurants Inc.	1,293,233	50,242
	Hasbro Inc.	1,209,462	49,709
	Nordstrom Inc.	1,539,166	49,546
*	Apollo Group Inc. Class A	1,162,994	49,392
	Wynn Resorts Ltd.	636,740	48,564
	Harley-Davidson Inc.	2,164,689	48,121
	H&R Block Inc.	3,043,081	47,746
	Family Dollar Stores Inc.	1,248,444	47,054
	JC Penney Co. Inc.	2,177,748	46,778
	Tiffany & Co.	1,175,361	44,558
	Polo Ralph Lauren Corp.
	Class A	607,921	44,354
	International Game
	Technology	2,740,476	43,025
*	Urban Outfitters Inc.	1,199,793	41,261
*	CarMax Inc.	2,060,738	41,009
	Newell Rubbermaid Inc.	2,563,578	37,531
	Expedia Inc.	1,916,463	35,991
	Scripps Networks
	Interactive Inc. Class A	827,945	33,399
	Wyndham Worldwide Corp.	1,653,566	33,303
*	Interpublic Group of
	Cos. Inc.	4,500,214	32,086
	DeVry Inc.	572,001	30,024
	Gannett Co. Inc.	2,187,948	29,450
*,^	Sears Holdings Corp.	444,930	28,765
	Leggett & Platt Inc.	1,365,907	27,400
*	GameStop Corp. Class A	1,412,920	26,549
	DR Horton Inc.	2,558,353	25,149
	Abercrombie & Fitch Co.	814,421	24,995
*	Pulte Group Inc.	2,922,500	24,198
*	Big Lots Inc.	743,154	23,848

8

500 Index Fund

			Market
			Value•
		Shares	($000)
	Washington Post Co.
	Class B	56,015	22,993
	RadioShack Corp.	1,159,407	22,620
*	Goodyear Tire &
	Rubber Co.	2,242,849	22,294
	Comcast Corp.	1,304,720	21,437
	Lennar Corp. Class A	1,494,022	20,782
*	Harman International
	Industries Inc.	642,343	19,200
*,^	AutoNation Inc.	828,305	16,152
*	Eastman Kodak Co.	2,483,116	10,777
	Meredith Corp.	339,390	10,565
*	Office Depot Inc.	2,543,583	10,276
*	New York Times Co.
	Class A	1,070,408	9,259
			8,699,355
Consumer Staples (11.5%)
	Procter & Gamble Co.	26,551,556	1,592,562
	Coca-Cola Co.	21,270,038	1,066,054
	Wal-Mart Stores Inc.	19,152,754	920,673
	PepsiCo Inc.	14,868,614	906,242
	Philip Morris
	International Inc.	17,073,480	782,648
	Kraft Foods Inc.	16,074,198	450,078
	Altria Group Inc.	19,200,422	384,776
	CVS Caremark Corp.	12,546,786	367,872
	Colgate-Palmolive Co.	4,521,940	356,148
	Walgreen Co.	9,021,026	240,861
	Kimberly-Clark Corp.	3,816,771	231,411
	Costco Wholesale Corp.	4,065,677	222,921
	General Mills Inc.	6,117,903	217,308
	Sysco Corp.	5,454,352	155,831
	Archer-Daniels-Midland Co. 5,930,055		153,114
	HJ Heinz Co.	2,915,625	126,013
	Kellogg Co.	2,353,710	118,392
	Kroger Co.	5,958,089	117,315
	Avon Products Inc.	3,946,306	104,577
	Lorillard Inc.	1,409,282	101,440
	ConAgra Foods Inc.	4,107,965	95,798
	Mead Johnson
	Nutrition Co.	1,885,746	94,514
	Sara Lee Corp.	6,097,280	85,972
	Dr Pepper Snapple
	Group Inc.	2,265,438	84,705
	Reynolds American Inc.	1,558,617	81,235
	Clorox Co.	1,295,026	80,499
	Coca-Cola Enterprises Inc.	2,999,354	77,563
	Hershey Co.	1,529,511	73,309
	Safeway Inc.	3,583,028	70,442
	JM Smucker Co.	1,099,072	66,186
	Campbell Soup Co.	1,725,625	61,829
	Molson Coors Brewing Co.
	Class B	1,456,789	61,710
	Estee Lauder Cos. Inc.
	Class A	1,103,332	61,489

			Market
			Value•
		Shares	($000)
	Brown-Forman Corp.
	Class B	1,004,134	57,467
*	Whole Foods Market Inc.	1,574,444	56,711
	Tyson Foods Inc. Class A	2,818,846	46,201
	McCormick & Co. Inc.	1,212,672	46,033
*	Constellation Brands Inc.
	Class A	1,772,871	27,692
	Hormel Foods Corp.	641,282	25,959
	SUPERVALU Inc.	1,963,541	21,285
*	Dean Foods Co.	1,671,625	16,833
			9,909,668
Energy (10.7%)
	Exxon Mobil Corp.	47,131,540	2,689,797
	Chevron Corp.	18,518,886	1,256,692
	ConocoPhillips	13,721,677	673,597
	Schlumberger Ltd.	10,997,148	608,582
	Occidental Petroleum
	Corp.	7,487,860	577,688
	Apache Corp.	3,109,569	261,795
	Devon Energy Corp.	4,120,348	251,012
	EOG Resources Inc.	2,334,016	229,597
	Halliburton Co.	8,345,848	204,890
	Marathon Oil Corp.	6,541,509	203,375
	Anadarko Petroleum Corp.	4,561,452	164,623
	Baker Hughes Inc.	3,957,708	164,522
	Hess Corp.	2,694,263	135,629
	National Oilwell Varco Inc.	3,861,640	127,704
	Chesapeake Energy Corp.	5,997,216	125,642
*	Southwestern Energy Co.	3,193,900	123,412
	Spectra Energy Corp.	5,975,202	119,922
	Williams Cos. Inc.	5,385,674	98,450
	Noble Energy Inc.	1,609,951	97,128
	Peabody Energy Corp.	2,479,877	97,038
	Valero Energy Corp.	5,214,397	93,755
	Murphy Oil Corp.	1,763,828	87,398
	Smith International Inc.	2,290,754	86,247
*	Cameron International
	Corp.	2,251,630	73,223
	El Paso Corp.	6,472,052	71,904
	Consol Energy Inc.	2,081,211	70,262
	Pioneer Natural
	Resources Co.	1,068,207	63,505
*	FMC Technologies Inc.	1,121,188	59,042
	Range Resources Corp.	1,469,989	59,020
*	Denbury Resources Inc.	3,681,437	53,896
*	Nabors Industries Ltd.	2,624,194	46,238
^	Diamond Offshore
	Drilling Inc.	641,417	39,890
	Sunoco Inc.	1,114,379	38,747
	Helmerich & Payne Inc.	977,489	35,698
	Cabot Oil & Gas Corp.	959,507	30,052
	Massey Energy Co.	939,046	25,683
*	Rowan Cos. Inc.	1,053,403	23,112
	Tesoro Corp.	1,298,114	15,149
			9,183,916

9

500 Index Fund

			Market
			Value•
		Shares	($000)
Financials (16.3%)
	JPMorgan Chase & Co.	36,681,996	1,342,928
	Bank of America Corp.	92,499,804	1,329,222
	Wells Fargo & Co.	48,035,505	1,229,709
*	Berkshire Hathaway Inc.
	Class B	13,733,330	1,094,409
*	Citigroup Inc.	208,402,794	783,594
	Goldman Sachs
	Group Inc.	4,746,059	623,015
	American Express Co.	11,075,140	439,683
	US Bancorp	17,672,961	394,991
	Morgan Stanley	12,886,995	299,107
	MetLife Inc.	7,561,708	285,530
	Bank of New York
	Mellon Corp.	11,183,216	276,114
	PNC Financial Services
	Group Inc.	4,850,112	274,031
	Prudential Financial Inc.	4,296,450	230,547
	Travelers Cos. Inc.	4,566,927	224,921
	Simon Property Group Inc.	2,698,502	217,904
	Aflac Inc.	4,329,865	184,755
	CME Group Inc.	605,644	170,519
	Capital One Financial Corp. 4,209,172		169,630
	BB&T Corp.	6,381,132	167,888
	State Street Corp.	4,625,747	156,443
	Chubb Corp.	3,012,821	150,671
	Allstate Corp.	4,959,440	142,485
	Charles Schwab Corp.	9,021,842	127,930
*	Berkshire Hathaway Inc.
	Class A	1,019	122,280
	Franklin Resources Inc.	1,362,408	117,426
	Progressive Corp.	6,181,312	115,714
	Marsh & McLennan
	Cos. Inc.	4,990,168	112,528
	Public Storage	1,253,509	110,196
	Equity Residential	2,608,677	108,625
	Loews Corp.	3,241,084	107,960
	SunTrust Banks Inc.	4,608,184	107,371
	Vornado Realty Trust	1,459,191	106,448
	T Rowe Price Group Inc.	2,393,081	106,229
	Northern Trust Corp.	2,230,328	104,156
	AON Corp.	2,484,023	92,207
	Boston Properties Inc.	1,282,417	91,488
	Hartford Financial
	Services Group Inc.	4,094,870	90,619
	Fifth Third Bancorp	7,328,845	90,071
	HCP Inc.	2,714,032	87,528
	Ameriprise Financial Inc.	2,361,024	85,304
	Host Hotels & Resorts Inc.	6,069,302	81,814
*	Intercontinental-
	Exchange Inc.	681,772	77,061
	Invesco Ltd.	4,307,859	72,501
	Regions Financial Corp.	11,005,408	72,416
	AvalonBay
	Communities Inc.	765,168	71,444

			Market
			Value•
		Shares	($000)
	Discover Financial
	Services	5,018,096	70,153
	Principal Financial
	Group Inc.	2,948,078	69,103
	Ventas Inc.	1,446,085	67,894
	Lincoln National Corp.	2,789,387	67,754
	Unum Group	3,067,261	66,560
	NYSE Euronext	2,408,425	66,545
	M&T Bank Corp.	765,680	65,045
	KeyCorp	8,113,072	62,390
	Comerica Inc.	1,625,857	59,880
*	Genworth Financial Inc.
	Class A	4,513,341	58,989
	Hudson City Bancorp Inc.	4,379,526	53,605
	Plum Creek Timber Co. Inc.	1,502,494	51,881
	XL Capital Ltd. Class A	3,156,997	50,544
	Kimco Realty Corp.	3,721,180	50,013
	Health Care REIT Inc.	1,139,450	47,994
*	SLM Corp.	4,480,208	46,549
	People’s United
	Financial Inc.	3,432,805	46,343
	ProLogis	4,383,439	44,404
*,^	American International
	Group Inc.	1,246,709	42,937
	Legg Mason Inc.	1,522,019	42,662
	Cincinnati Financial Corp.	1,506,971	38,985
	Torchmark Corp.	760,879	37,671
	Huntington Bancshares Inc.	6,622,944	36,691
	Moody’s Corp.	1,818,227	36,219
	Assurant Inc.	1,033,610	35,866
	Marshall & Ilsley Corp.	4,857,320	34,876
*	Leucadia National Corp.	1,756,517	34,270
*	CB Richard Ellis Group Inc.
	Class A	2,496,876	33,982
	Zions Bancorporation	1,482,109	31,969
*	First Horizon National Corp.	2,110,959	24,170
*	NASDAQ OMX Group Inc.	1,346,118	23,934
*	E*Trade Financial Corp.	1,829,597	21,626
	Apartment Investment &
	Management Co.	1,083,365	20,985
	Federated Investors Inc.
	Class B	815,829	16,896
	Janus Capital Group Inc.	1,685,614	14,968
			14,021,765
Health Care (12.1%)
	Johnson & Johnson	25,428,285	1,501,795
	Pfizer Inc.	74,366,588	1,060,468
	Merck & Co. Inc.	28,749,017	1,005,353
	Abbott Laboratories	14,231,010	665,727
*	Amgen Inc.	8,831,755	464,550
	Bristol-Myers Squibb Co.	15,854,650	395,415
	Medtronic Inc.	10,155,662	368,346
	Eli Lilly & Co.	9,356,026	313,427
	UnitedHealth Group Inc.	10,480,157	297,637
*	Gilead Sciences Inc.	8,204,948	281,266

10

500 Index Fund

			Market
			Value•
		Shares	($000)
*	Express Scripts Inc.	5,053,384	237,610
*	Medco Health
	Solutions Inc.	4,212,108	232,003
	Baxter International Inc.	5,499,267	223,490
*	Celgene Corp.	4,249,081	215,938
*	WellPoint Inc.	3,938,627	192,717
*	Thermo Fisher
	Scientific Inc.	3,783,918	185,601
	McKesson Corp.	2,502,163	168,045
	Allergan Inc.	2,835,076	165,172
	Becton Dickinson and Co.	2,151,241	145,467
	Stryker Corp.	2,596,892	130,000
*	Genzyme Corp.	2,457,187	124,751
*	Biogen Idec Inc.	2,461,624	116,804
*	Intuitive Surgical Inc.	361,103	113,971
	Cardinal Health Inc.	3,335,698	112,113
*	St. Jude Medical Inc.	3,012,866	108,734
	Aetna Inc.	3,917,552	103,345
*	Zimmer Holdings Inc.	1,869,868	101,066
*	Hospira Inc.	1,529,574	87,874
	AmerisourceBergen Corp.
	Class A	2,605,936	82,739
*	Boston Scientific Corp.	13,947,527	80,896
*	Life Technologies Corp.	1,683,769	79,558
	CIGNA Corp.	2,551,179	79,240
*	Forest Laboratories Inc.	2,788,227	76,481
*	Laboratory Corp. of
	America Holdings	960,381	72,365
*	Humana Inc.	1,569,372	71,673
	Quest Diagnostics Inc.	1,393,656	69,362
	CR Bard Inc.	878,124	68,081
*	DaVita Inc.	958,043	59,820
*	Varian Medical
	Systems Inc.	1,139,126	59,554
*	Waters Corp.	858,303	55,532
*	Millipore Corp.	515,012	54,926
*,^	Mylan Inc.	2,830,648	48,234
*	Cerner Corp.	628,057	47,663
	DENTSPLY International
	Inc.	1,349,696	40,369
*	Watson Pharmaceuticals
	Inc.	982,580	39,863
*	Cephalon Inc.	691,497	39,242
*	CareFusion Corp.	1,640,507	37,240
	Patterson Cos. Inc.	861,921	24,591
*	Coventry Health Care Inc.	1,370,594	24,232
	PerkinElmer Inc.	1,081,323	22,351
*	King Pharmaceuticals Inc.	2,297,884	17,441
*	Tenet Healthcare Corp.	4,010,008	17,403
			10,387,541
Industrials (10.3%)
	General Electric Co.	98,433,301	1,419,408
	United Technologies Corp.	8,602,609	558,395
	United Parcel Service Inc.
	Class B	9,131,737	519,505
	3M Co.	6,574,130	519,291

			Market
			Value•
		Shares	($000)
	Boeing Co.	6,997,929	439,120
	Caterpillar Inc.	5,787,494	347,655
	Union Pacific Corp.	4,666,389	324,361
	Emerson Electric Co.	6,944,162	303,390
	Honeywell International
	Inc.	7,064,122	275,713
	Deere & Co.	3,916,910	218,094
	Lockheed Martin Corp.	2,873,209	214,054
	General Dynamics Corp.	3,556,193	208,251
	FedEx Corp.	2,887,536	202,445
	Norfolk Southern Corp.	3,411,837	180,998
	Danaher Corp.	4,848,983	179,994
	CSX Corp.	3,588,688	178,107
	Raytheon Co.	3,452,817	167,082
	Northrop Grumman Corp.	2,777,004	151,180
	Illinois Tool Works Inc.	3,567,210	147,254
	Waste Management Inc.	4,453,439	139,348
	Precision Castparts Corp.	1,311,004	134,929
	PACCAR Inc.	3,364,318	134,135
	Cummins Inc.	1,849,369	120,449
	Eaton Corp.	1,545,200	101,118
	Republic Services Inc.
	Class A	2,991,694	88,943
	CH Robinson Worldwide
	Inc.	1,529,651	85,140
	Parker Hannifin Corp.	1,483,855	82,295
	Rockwell Collins Inc.	1,450,823	77,082
	Southwest Airlines Co.	6,869,440	76,320
	Goodrich Corp.	1,151,911	76,314
	ITT Corp.	1,687,814	75,817
	L-3 Communications
	Holdings Inc.	1,066,595	75,558
	Dover Corp.	1,719,268	71,848
	Fluor Corp.	1,648,092	70,044
	Expeditors International
	of Washington Inc.	1,957,531	67,554
	Rockwell Automation Inc.	1,314,790	64,543
	Fastenal Co.	1,209,938	60,727
	WW Grainger Inc.	571,283	56,814
*	Stericycle Inc.	780,075	51,157
	Roper Industries Inc.	864,510	48,378
	Flowserve Corp.	515,385	43,705
	Textron Inc.	2,511,369	42,618
	Pitney Bowes Inc.	1,918,610	42,133
*	Jacobs Engineering
	Group Inc.	1,151,688	41,968
*	Quanta Services Inc.	1,943,472	40,133
	Iron Mountain Inc.	1,668,796	37,481
	Pall Corp.	1,078,191	37,057
	Masco Corp.	3,310,897	35,625
	Avery Dennison Corp.	1,020,788	32,798
	Equifax Inc.	1,166,042	32,719
	Robert Half
	International Inc.	1,372,989	32,334
	Dun & Bradstreet Corp.	465,298	31,231
	RR Donnelley & Sons Co.	1,900,576	31,112

11

500 Index Fund

			Market
			Value•
		Shares	($000)
	Cintas Corp.	1,216,946	29,170
	Snap-On Inc.	534,598	21,870
	Ryder System Inc.	491,029	19,754
*,^	Raytheon Co. Warrants
	Exp. 06/16/2011	60,569	727
			8,865,245
Information Technology (18.7%)
*	Apple Inc.	8,389,266	2,110,152
	Microsoft Corp.	70,295,210	1,617,493
	International Business
	Machines Corp.	11,822,706	1,459,868
*	Cisco Systems Inc.	52,654,556	1,122,069
	Intel Corp.	51,297,864	997,743
*	Google Inc. Class A	2,231,601	992,951
	Hewlett-Packard Co.	21,523,077	931,519
	Oracle Corp.	36,093,698	774,571
	QUALCOMM Inc.	15,123,568	496,658
*	EMC Corp.	18,951,860	346,819
	Visa Inc. Class A	4,172,771	295,224
	Texas Instruments Inc.	11,268,843	262,339
	Corning Inc.	14,390,148	232,401
*	eBay Inc.	10,483,637	205,584
*	Dell Inc.	15,886,429	191,590
	Automatic Data
	Processing Inc.	4,637,340	186,699
	Mastercard Inc. Class A	892,485	178,078
*	Yahoo! Inc.	10,854,653	150,120
	Applied Materials Inc.	12,384,440	148,861
*	Motorola Inc.	21,427,969	139,710
*	Cognizant Technology
	Solutions Corp. Class A	2,760,621	138,197
	Broadcom Corp. Class A	3,979,404	131,201
*	Adobe Systems Inc.	4,853,542	128,279
*	NetApp Inc.	3,180,515	118,665
*	Juniper Networks Inc.	4,848,903	110,652
*	Symantec Corp.	7,365,716	102,236
	Xerox Corp.	12,714,682	102,226
*	Intuit Inc.	2,896,970	100,728
	Western Union Co.	6,197,083	92,398
*	Agilent Technologies Inc.	3,209,185	91,237
*	Salesforce.com Inc.	1,044,716	89,658
*	SanDisk Corp.	2,123,426	89,333
	Fidelity National
	Information Services Inc.	3,055,761	81,955
	Paychex Inc.	2,968,354	77,088
	Analog Devices Inc.	2,747,227	76,538
*	Citrix Systems Inc.	1,712,758	72,330
	Altera Corp.	2,781,580	69,011
*	Micron Technology Inc.	7,850,232	66,648
	CA Inc.	3,601,058	66,259
*	Akamai Technologies Inc.	1,586,438	64,362
	Computer Sciences Corp.	1,422,244	64,357
*	Fiserv Inc.	1,408,223	64,299
	Xilinx Inc.	2,525,169	63,786
*	Western Digital Corp.	2,109,928	63,635
	Amphenol Corp. Class A	1,600,322	62,861

			Market
			Value•
		Shares	($000)
*	BMC Software Inc.	1,676,246	58,048
	Linear Technology Corp.	2,066,750	57,476
*	NVIDIA Corp.	5,276,238	53,870
*	Autodesk Inc.	2,119,910	51,641
*,^	First Solar Inc.	449,277	51,141
*	Red Hat Inc.	1,739,361	50,337
	Harris Corp.	1,198,966	49,937
^	Microchip Technology Inc.	1,700,503	47,172
*	Teradata Corp.	1,539,529	46,925
*	SAIC Inc.	2,704,403	45,272
*	VeriSign Inc.	1,685,467	44,749
*	McAfee Inc.	1,442,077	44,301
	KLA-Tencor Corp.	1,569,777	43,765
*	Electronic Arts Inc.	3,014,864	43,414
*	FLIR Systems Inc.	1,405,009	40,872
*	Advanced Micro
	Devices Inc.	5,215,385	38,177
	National Semiconductor
	Corp.	2,190,304	29,481
*	LSI Corp.	6,049,651	27,828
	Total System Services Inc.	1,825,216	24,823
*	Lexmark International Inc.
	Class A	723,290	23,890
	Jabil Circuit Inc.	1,764,485	23,468
	Molex Inc.	1,251,030	22,819
	Tellabs Inc.	3,551,015	22,691
*	Novellus Systems Inc.	885,727	22,462
*	MEMC Electronic
	Materials Inc.	2,070,493	20,456
*	JDS Uniphase Corp.	2,061,378	20,284
*	Novell Inc.	3,210,929	18,238
*	QLogic Corp.	1,029,923	17,117
*	Compuware Corp.	2,087,098	16,655
*	Teradyne Inc.	1,666,058	16,244
*	Monster Worldwide Inc.	1,163,995	13,561
	Molex Inc. Class A	4,051	63
			16,115,565
Materials (3.4%)
	EI du Pont de
	Nemours & Co.	8,353,615	288,952
	Newmont Mining Corp.	4,529,781	279,669
	Freeport-McMoRan
	Copper & Gold Inc.	4,349,238	257,170
	Dow Chemical Co.	10,648,151	252,574
	Monsanto Co.	5,029,866	232,480
	Praxair Inc.	2,820,776	214,351
	Air Products &
	Chemicals Inc.	1,957,751	126,882
	Nucor Corp.	2,906,152	111,248
	Ecolab Inc.	2,151,662	96,631
	Alcoa Inc.	9,415,565	94,721
	PPG Industries Inc.	1,530,777	92,474
	International Paper Co.	4,031,033	91,222
	Weyerhaeuser Co.	1,952,713	68,735
	Cliffs Natural
	Resources Inc.	1,248,073	58,859

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	Sherwin-Williams Co.	849,289	58,762
	Sigma-Aldrich Corp.	1,121,647	55,892
	Vulcan Materials Co.	1,180,304	51,733
	United States Steel Corp.	1,322,988	51,001
	Airgas Inc.	771,607	47,994
	Ball Corp.	853,374	45,084
	CF Industries Holdings Inc.	656,786	41,673
*	Owens-Illinois Inc.	1,524,683	40,328
	Allegheny Technologies Inc.	907,903	40,120
	FMC Corp.	669,228	38,434
	Eastman Chemical Co.	667,632	35,625
	MeadWestvaco Corp.	1,580,089	35,078
*	Pactiv Corp.	1,224,815	34,111
	International Flavors &
	Fragrances Inc.	731,654	31,037
	Sealed Air Corp.	1,471,413	29,016
	Bemis Co. Inc.	1,001,494	27,040
*	Titanium Metals Corp.	782,785	13,769
	AK Steel Holding Corp.	1,012,733	12,072
			2,954,737
Telecommunication Services (3.0%)
	AT&T Inc.	54,478,639	1,317,838
	Verizon Communications
	Inc.	26,061,311	730,238
*	American Tower Corp.
	Class A	3,719,579	165,521
*	Sprint Nextel Corp.	27,489,550	116,556
	CenturyLink Inc.	2,769,702	92,259
	Qwest Communications
	International Inc.	13,755,208	72,215
	Windstream Corp.	4,465,957	47,160
^	Frontier Communications
	Corp.	2,892,314	20,564
*	MetroPCS
	Communications Inc.	2,414,482	19,775
			2,582,126
Utilities (3.8%)
	Southern Co.	7,602,168	253,000
	Exelon Corp.	6,090,528	231,257
	Dominion Resources Inc.	5,495,584	212,899
	Duke Energy Corp.	12,107,046	193,713
	NextEra Energy Inc.	3,823,234	186,421
	Public Service Enterprise
	Group Inc.	4,664,613	146,142
	American Electric Power
	Co. Inc.	4,411,637	142,496
	PG&E Corp.	3,433,007	141,097
	Entergy Corp.	1,745,930	125,043
	Consolidated Edison Inc.	2,598,051	111,976
	Sempra Energy	2,281,738	106,762
	PPL Corp.	4,234,234	105,644
	Progress Energy Inc.	2,647,683	103,842
	FirstEnergy Corp.	2,810,703	99,021
	Edison International	3,004,127	95,291
	Xcel Energy Inc.	4,237,563	87,336
	Questar Corp.	1,611,641	73,314

			Market
			Value•
		Shares	($000)
	DTE Energy Co.	1,552,848	70,825
	Constellation Energy
	Group Inc.	1,855,714	59,847
*	AES Corp.	6,168,879	57,000
	Wisconsin Energy Corp.	1,078,806	54,739
	Ameren Corp.	2,186,372	51,970
	CenterPoint Energy Inc.	3,827,280	50,367
*	NRG Energy Inc.	2,359,843	50,052
	EQT Corp.	1,329,804	48,059
	Oneok Inc.	973,454	42,102
	Northeast Utilities	1,619,217	41,258
	SCANA Corp.	1,048,309	37,487
	NiSource Inc.	2,552,752	37,015
	Pinnacle West Capital Corp.	993,376	36,119
	Allegheny Energy Inc.	1,569,676	32,461
	Pepco Holdings Inc.	2,052,407	32,182
	CMS Energy Corp.	2,126,594	31,155
	Integrys Energy Group Inc.	707,352	30,940
	TECO Energy Inc.	1,978,779	29,820
	Nicor Inc.	418,779	16,961
			3,225,613
Total Common Stocks
(Cost $76,819,195)			85,945,531
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2,3	Vanguard Market
	Liquidity Fund,
	0.286%	224,833,685	224,834
		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac
	Discount Notes,
	0.245%, 9/21/10	43,000	42,983
Total Temporary Cash Investments
(Cost $267,810)			267,817
Total Investments (100.2%)
(Cost $77,087,005)			86,213,348
Other Assets and Liabilities (-0.2%)
Other Assets			305,017
Liabilities[3]			(513,144)
			(208,127)
Net Assets (100%)			86,005,221

13

500 Index Fund

At June 30, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	78,629,015
Overdistributed Net Investment Income	(189,708)
Accumulated Net Realized Losses	(1,556,719)
Unrealized Appreciation (Depreciation)
Investment Securities	9,126,343
Futures Contracts	(3,710)
Net Assets	86,005,221

Investor Shares—Net Assets
Applicable to 465,133,396 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	44,145,675
Net Asset Value Per Share—
Investor Shares	$94.91

Admiral Shares—Net Assets
Applicable to 280,090,235 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,583,816
Net Asset Value Per Share—
Admiral Shares	$94.91

Signal Shares—Net Assets
Applicable to 194,838,295 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	15,275,730
Net Asset Value Per Share—
Signal Shares	$78.40

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $166,434,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $172,313,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $42,983,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

14

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	942,806
Interest[1]	196
Security Lending	3,772
Total Income	946,774
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,702
Management and Administrative—Investor Shares	33,278
Management and Administrative—Admiral Shares	6,113
Management and Administrative—Signal Shares	3,002
Marketing and Distribution—Investor Shares	5,617
Marketing and Distribution—Admiral Shares	2,528
Marketing and Distribution—Signal Shares	2,197
Custodian Fees	518
Shareholders’ Reports—Investor Shares	516
Shareholders’ Reports—Admiral Shares	28
Shareholders’ Reports—Signal Shares	51
Trustees’ Fees and Expenses	81
Total Expenses	56,631
Net Investment Income	890,143
Realized Net Gain (Loss)
Investment Securities Sold	1,444,615
Futures Contracts	(17,586)
Realized Net Gain (Loss)	1,427,029
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,495,949)
Futures Contracts	(3,906)
Change in Unrealized Appreciation (Depreciation)	(8,499,855)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,182,683)
1 Interest income from an affiliated company of the fund was $142,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	890,143	1,976,600
Realized Net Gain (Loss)	1,427,029	5,105,226
Change in Unrealized Appreciation (Depreciation)	(8,499,855)	12,793,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,182,683)	19,875,099
Distributions
Net Investment Income
Investor Shares	(439,236)	(992,312)
Admiral Shares	(276,926)	(603,880)
Signal Shares	(159,899)	(359,090)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(876,061)	(1,955,282)
Capital Share Transactions
Investor Shares	(545,799)	204,042
Admiral Shares	380,829	59,911
Signal Shares	(53,924)	213,059
Net Increase (Decrease) from Capital Share Transactions	(218,894)	477,012
Total Increase (Decrease)	(7,277,638)	18,396,829
Net Assets
Beginning of Period	93,282,859	74,886,030
End of Period[1]	86,005,221	93,282,859

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($189,708,000) and ($203,790,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$102.67	$83.09	$135.15	$130.59	$114.92	$111.64
Investment Operations
Net Investment Income	.958	2.131	2.443	2.470	2.110	1.950
Net Realized and Unrealized Gain (Loss)
on Investments	(7.775)	19.553	(51.998)	4.580	15.700	3.310
Total from Investment Operations	(6.817)	21.684	(49.555)	7.050	17.810	5.260
Distributions
Dividends from Net Investment Income	(.943)	(2.104)	(2.505)	(2.490)	(2.140)	(1.980)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.943)	(2.104)	(2.505)	(2.490)	(2.140)	(1.980)
Net Asset Value, End of Period	$94.91	$102.67	$83.09	$135.15	$130.59	$114.92

Total Return[1]	-6.71%	26.49%	-37.02%	5.39%	15.64%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,146	$48,313	$38,778	$63,327	$72,013	$69,375
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.18%	0.16%	0.15%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.85%[2]	2.42%	2.16%	1.81%	1.74%	1.75%
Portfolio Turnover Rate[3]	5%[2]	12%	6%	5%	5%	6%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$102.67	$83.09	$135.15	$130.59	$114.92	$111.64
Investment Operations
Net Investment Income	1.012	2.227	2.534	2.583	2.222	2.052
Net Realized and Unrealized Gain (Loss)
on Investments	(7.775)	19.556	(52.000)	4.576	15.700	3.310
Total from Investment Operations	(6.763)	21.783	(49.466)	7.159	17.922	5.362
Distributions
Dividends from Net Investment Income	(.997)	(2.203)	(2.594)	(2.599)	(2.252)	(2.082)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.997)	(2.203)	(2.594)	(2.599)	(2.252)	(2.082)
Net Asset Value, End of Period	$94.91	$102.67	$83.09	$135.15	$130.59	$114.92

Total Return	-6.66%	26.62%	-36.97%	5.47%	15.75%	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,584	$28,380	$23,009	$37,113	$46,467	$38,028
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.08%	0.07%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.95%[1]	2.53%	2.24%	1.89%	1.83%	1.84%
Portfolio Turnover Rate[2]	5%[1]	12%	6%	5%	5%	6%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Signal Shares
	Six Months				Sept. 29,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$84.81	$68.64	$111.64	$107.86	$101.61
Investment Operations
Net Investment Income	.834	1.839	2.092	2.119	.502
Net Realized and Unrealized Gain (Loss)
on Investments	(6.422)	16.151	(42.952)	3.794	6.287
Total from Investment Operations	(5.588)	17.990	(40.860)	5.913	6.789
Distributions
Dividends from Net Investment Income	(.822)	(1.820)	(2.140)	(2.133)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.822)	(1.820)	(2.140)	(2.133)	(.539)
Net Asset Value, End of Period	$78.40	$84.81	$68.64	$111.64	$107.86

Total Return	-6.66%	26.61%	-36.97%	5.47%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,276	$16,590	$13,099	$21,433	$713
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to
Average Net Assets	1.95%[2]	2.53%	2.24%	1.89%	1.83%[2]
Portfolio Turnover Rate[3]	5%[2]	12%	6%	5%	5%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006-2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

20

500 Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distri-butions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $17,509,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 7.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	85,945,531	—	—
Temporary Cash Investments	224,834	42,983	—
Futures Contracts—Liabilites[1]	(718)	—	—
Total	86,169,467	42,983	—
1 Represents variation margin on the last day of the reporting period.

21

500 Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	September 2010	1,285	65,959	(3,193)
S&P 500 Index	September 2010	73	18,735	(517)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $131,817,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $2,848,108,000 to offset future net capital gains of $1,084,138,000 through December 31, 2014, and $1,763,970,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $77,087,005,000. Net unrealized appreciation of investment securities for tax purposes was $9,126,343,000, consisting of unrealized gains of $23,096,748,000 on securities that had risen in value since their purchase and $13,970,405,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $2,311,971,000 of investment securities and sold $2,610,470,000 of investment securities, other than temporary cash investments.

22

500 Index Fund

G. Capitalshare transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,628,422	34,715	6,999,037	82,421
Issued in Lieu of Cash Distributions	426,282	4,139	961,778	10,704
Redeemed	(4,600,503)	(44,291)	(7,756,773)	(89,256)
Net Increase (Decrease)—Investor Shares	(545,799)	(5,437)	204,042	3,869
Admiral Shares
Issued	1,915,238	18,376	3,155,584	36,520
Issued in Lieu of Cash Distributions	242,390	2,354	527,723	5,866
Redeemed	(1,776,799)	(17,054)	(3,623,396)	(42,890)
Net Increase (Decrease)—Admiral Shares	380,829	3,676	59,911	(504)
Signal Shares
Issued	1,767,782	20,496	3,948,201	56,496
Issued in Lieu of Cash Distributions	144,794	1,702	323,718	4,362
Redeemed	(1,966,500)	(22,972)	(4,058,860)	(56,083)
Net Increase (Decrease)—Signal Shares	(53,924)	(774)	213,059	4,775

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$932.90	$0.81
Admiral Shares	1,000.00	933.39	0.34
Signal Shares	1,000.00	933.37	0.34
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.45	0.35
Signal Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for the period are 0.17% for Investor Shares, 0.07% for Admiral Shares, and 0.07% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

27

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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All rights reserved.
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Q402 082010

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Semiannual Report

June 30, 2010

Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

> Vanguard’s small-capitalization index funds posted slight losses in the first half of 2010, arresting last year’s strong advance.

> Small-company value stocks narrowly outpaced their small-company growth counterparts.

> The funds’ returns were restrained by a modest retreat in the information technology sector.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	8
Small-Cap Growth Index Fund.	26
Small-Cap Value Index Fund.	41
About Your Fund’s Expenses.	56
Trustees Approve Advisory Arrangement.	58
Glossary.	59

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	-1.37%
Admiral™ Shares	-1.33
Signal® Shares	-1.35
Institutional Shares	-1.29
ETF Shares
Market Price	-1.24
Net Asset Value	-1.33
MSCI US Small Cap 1750 Index	-1.34
Small-Cap Core Funds Average	-2.08
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Small-Cap Growth Index Fund
Investor Shares	-1.72%
Institutional Shares	-1.60
ETF Shares
Market Price	-1.60
Net Asset Value	-1.65
MSCI US Small Cap Growth Index	-1.72
Small-Cap Growth Funds Average	-2.57
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares and Institutional Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	-1.03%
Institutional Shares	-1.02
ETF Shares
Market Price	-0.94
Net Asset Value	-1.00
MSCI US Small Cap Value Index	-0.98
Small-Cap Value Funds Average	-1.37
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares and Institutional Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

2

Your Fund’s Performance at a Glance

December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$27.49	$27.11	$0.004	$0.000
Admiral Shares	27.50	27.13	0.005	0.000
Signal Shares	24.79	24.45	0.005	0.000
Institutional Shares	27.50	27.14	0.005	0.000
ETF Shares	57.41	56.64	0.009	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$16.83	$16.54	$0.000	$0.000
Institutional Shares	16.85	16.58	0.000	0.000
ETF Shares	59.86	58.87	0.000	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$13.06	$12.92	$0.006	$0.000
Institutional Shares	13.09	12.95	0.007	0.000
ETF Shares	54.49	53.92	0.029	0.000

3

Chairman’s Letter

Dear Shareholder,

After a strong showing in 2009, small-capitalization stocks took a step back in the first half of 2010, although they lost less ground than mid- and large-cap stocks did. The three Vanguard small-cap funds again closely tracked their respective target indexes.

Vanguard Small-Cap Value Index Fund lost the least, returning about –1%. Vanguard Small-Cap Growth Index Fund was the laggard, returning closer to –2%. As expected, the performance of the broader-based Vanguard Small-Cap Index Fund, which covers both the growth and value segments of the small-cap market, fell between those of the two other funds.

The funds did manage to outperform the average of actively managed funds investing in similar stocks.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less

4

exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well, as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

5

Pullback in IT stocks was a prominent influence
Smaller information technology companies were outstanding performers last year, so perhaps it’s not surprising that they have been the leading detractors so far this year. As the market continually shifts, a sector that leads in one period can fall back the most in the next, as investors reconsider their enthusiasm or take some profits.

Worries about the staying power of the economic recovery, including projected demand for IT products and services, played a part in the sector’s retreat. IT stocks, which lost about –4%, made up about half of the negative return from the Small-Cap and Small-Cap Growth Index Funds. Because the sector’s presence is smaller in the Small-Cap Value Index Fund, its negative influence there was more muted.

Other sectors that lagged included energy, materials, and industrials, as fading hopes of a robust recovery caused those cyclically sensitive stocks to dip.

The best-performing sector in the broad small-cap arena was consumer discretionary, which gained 1%. Businesses such as media companies and multiline retailers did well as consumer spending in many places continued its comeback from the recession. Financial companies, including

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Small-Cap Index Fund	0.28%	0.14%	0.14%	0.08%	0.14%	1.50%
Small-Cap Growth Index Fund	0.28	—	—	0.08	0.14	1.64
Small-Cap Value Index Fund	0.28	—	—	0.08	0.14	1.53

The fund expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2010, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Small-Cap Growth Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Small-Cap Value Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

real estate investment trusts and regional banks, also stayed above water as they worked to repair their balance sheets.

Throughout the period, the funds’ advisor, Vanguard Quantitative Equity Group, relied on its skilled team and sophisticated risk-control and trading systems to deliver market-tracking results.

The market’s unpredictability favors a diversified approach
A plunge in 2008, a notable recovery in 2009, and then uncertainty and a backwards drift thus far in 2010—the stock market follows its own twists and turns that are difficult to predict ahead of time. During the most recent six months, investors dialed back their appetite for risk. In the past, such skittishness has sometimes led them to shy away from smaller companies. But that wasn’t the case during the market’s recent retreat.

Still, it’s worth remembering that along with the potential for superior growth and reward, small-company stocks bring with them the potential for greater risk. Vanguard’s small-cap index funds offer broadly diversified exposure to small-cap opportunities, which can help reduce risk. In addition, our funds’ low costs help them closely reflect the performance of their benchmark indexes.

Of course, an investment in any of our small-cap funds should be considered within the context of a broader mix of stocks, as well as bond and money market funds, all tailored to your circumstances and tolerance for risk. As we’ve seen over the past several years, a diversified approach can provide a reassuring buffer in the midst of volatile markets.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2010

7

Small-Cap Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VB
Expense Ratio1	0.28%	0.14%	0.14%	0.08%	0.14%
30-Day SEC Yield	1.29%	1.43%	1.43%	1.47%	1.43%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	1750 Index	Index
Number of Stocks	1,753	1,750	4,114
Median Market Cap	$1.3B	$1.3B	$25.2B
Price/Earnings Ratio	26.0x	26.0x	17.6x
Price/Book Ratio	1.7x	1.7x	1.9x
Return on Equity	10.6%	10.6%	19.1%
Earnings Growth Rate	5.4%	5.4%	6.6%
Dividend Yield	1.4%	1.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Small Cap		Market
	1750 Index		Index
R-Squared		1.00	0.94
Beta		1.00	1.24

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Valeant Pharmaceuticals	Pharmaceuticals
International		0.3%
UAL Corp.	Airlines	0.3
Core Laboratories NV	Oil & Gas
	Equipment &
	Services	0.3
Continental Airlines Inc.	Airlines
Class B		0.2
MSCI Inc. Class A	Specialized Finance	0.2
Chimera Investment	Mortgage REITs
Corp.		0.2
Skyworks Solutions Inc.	Semiconductors	0.2
Essex Property Trust Inc.	Residential REITs	0.2
Aeropostale Inc.	Apparel Retail	0.2
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.2
Top Ten		2.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

8

Small-Cap Index Fund

Sector Diversification (% of equity exposure)

			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	1750 Index	Index
Consumer
Discretionary	14.6%	14.6%	11.4%
Consumer Staples	3.6	3.6	10.4
Energy	5.6	5.5	9.4
Financials	21.0	21.2	17.5
Health Care	11.7	11.7	11.7
Industrials	16.1	16.0	10.8
Information
Technology	17.7	17.6	18.7
Materials	5.3	5.4	3.9
Telecommunication
Services	0.9	0.9	2.7
Utilities	3.5	3.5	3.5

Investment Focus

9

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	25.06%	1.34%	3.85%
Admiral Shares	11/13/2000	25.24	1.45	4.97[1]
Signal Shares	12/15/2006	25.16	—	-4.03[1]
Institutional Shares	7/7/1997	25.28	1.50	4.02
ETF Shares	1/26/2004
Market Price		25.23	1.50	3.07[1]
Net Asset Value		25.20	1.47	3.08[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

10

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value •	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Aeropostale Inc.	1,397,517	40,025	0.2%
* Big Lots Inc.	1,146,548	36,793	0.2%
Phillips-Van Heusen Corp.	792,686	36,678	0.2%
Tupperware Brands Corp.	874,634	34,854	0.2%
Gentex Corp.	1,926,976	34,647	0.2%
Jarden Corp.	1,277,178	34,318	0.2%
RadioShack Corp.	1,736,936	33,888	0.2%
Williams-Sonoma Inc.	1,325,780	32,906	0.2%
* Signet Jewelers Ltd.	1,185,987	32,615	0.2%
Consumer Discretionary—Other †		2,266,868	12.7%
		2,583,592	14.5%
Consumer Staples
* Green Mountain Coffee Roasters Inc.	1,546,570	39,747	0.3%
Del Monte Foods Co.	2,749,652	39,567	0.2%
Herbalife Ltd.	836,311	38,512	0.2%
Consumer Staples—Other †		513,281	2.9%
		631,107	3.6%
Energy
^ Core Laboratories NV	309,393	45,669	0.2%
SM Energy Co.	870,617	34,964	0.2%
Southern Union Co.	1,549,247	33,867	0.2%
Energy—Other †		869,728	4.9%
		984,228	5.5%
Financials
* MSCI Inc. Class A	1,548,486	42,428	0.2%
Chimera Investment Corp.	11,442,047	41,306	0.2%
Essex Property Trust Inc.	411,531	40,141	0.2%
Alexandria Real Estate Equities Inc.	608,314	38,549	0.2%
Jones Lang LaSalle Inc.	581,793	38,189	0.2%

11

Small-Cap Index Fund

			Market	Percentage
			Value •	of Net
		Shares	($000)	Assets
	Camden Property Trust	895,350	36,575	0.2%
	First Niagara Financial Group Inc.	2,898,963	36,324	0.2%
	Senior Housing Properties Trust	1,767,211	35,539	0.2%
	Arthur J Gallagher & Co.	1,421,811	34,664	0.2%
*	AmeriCredit Corp.	1,857,316	33,840	0.2%
	Ares Capital Corp.	2,654,828	33,265	0.2%
	Mack-Cali Realty Corp.	1,098,672	32,664	0.2%
	Financials—Other †		3,317,376	18.7%
			3,760,860	21.1%
Health Care
*	Valeant Pharmaceuticals International	1,082,521	56,605	0.3%
*	Mednax Inc.	652,418	36,281	0.2%
*	United Therapeutics Corp.	719,782	35,133	0.2%
	PerkinElmer Inc.	1,619,412	33,473	0.2%
	Health Care—Other †		1,906,198	10.7%
			2,067,690	11.6%
Industrials
*	UAL Corp.	2,323,205	47,765	0.3%
*	Continental Airlines Inc. Class B	1,929,270	42,444	0.2%
*	Oshkosh Corp.	1,242,093	38,704	0.2%
*	Waste Connections Inc.	1,036,577	36,166	0.2%
*	BE Aerospace Inc.	1,347,189	34,259	0.2%
	TransDigm Group Inc.	646,002	32,965	0.2%
	Snap-On Inc.	801,050	32,771	0.2%
	Industrials—Other †		2,579,125	14.5%
			2,844,199	16.0%
Information Technology
*	Skyworks Solutions Inc.	2,438,454	40,942	0.2%
*	MICROS Systems Inc.	1,105,230	35,224	0.2%
	Solera Holdings Inc.	968,933	35,075	0.2%
*	Polycom Inc.	1,167,441	34,778	0.2%
*	Itron Inc.	557,229	34,448	0.2%
*,^	WebMD Health Corp.	702,185	32,602	0.2%
	Information Technology—Other †		2,914,965	16.4%
			3,128,034	17.6%
Materials
	Aptargroup Inc.	941,337	35,601	0.2%
	Royal Gold Inc.	695,424	33,380	0.2%
	Materials—Other †		865,727	4.9%
			934,708	5.3%
Telecommunication Services
*	tw telecom inc Class A	1,978,660	33,004	0.2%
	Telecommunication Services—Other †		127,717	0.7%
			160,721	0.9%
Utilities
	ITC Holdings Corp.	694,913	36,768	0.2%
	Atmos Energy Corp.	1,289,326	34,863	0.2%
	Westar Energy Inc.	1,532,061	33,108	0.2%
	Utilities—Other †		516,823	2.9%
			621,562	3.5%
Total Common Stocks (Cost $17,966,607)			17,716,701	99.6%[1]

12

Small-Cap Index Fund

			Market	Percentage
			Value •	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.286%	451,028,126	451,028	2.5%

4U.S. Government and Agency Obligations †			8,496	0.1%
Total Temporary Cash Investments (Cost $459,521)			459,524	2.6%[1]
Total Investments (Cost $18,426,128)			18,176,225	102.2%
Other Assets and Liabilities
Other Assets			68,672	0.4%
Liabilities3			(458,453)	(2.6%)
			(389,781)	(2.2%)
Net Assets			17,786,444	100.0%

13

Small-Cap Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	20,490,284
Undistributed Net Investment Income	74,628
Accumulated Net Realized Losses	(2,521,938)
Unrealized Appreciation (Depreciation)
Investment Securities	(249,903)
Futures Contracts	(6,627)
Net Assets	17,786,444

Investor Shares—Net Assets
Applicable to 226,081,195 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,128,117
Net Asset Value Per Share—Investor Shares	$27.11

Admiral Shares—Net Assets
Applicable to 77,101,117 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,091,790
Net Asset Value Per Share—Admiral Shares	$27.13

Signal Shares—Net Assets
Applicable to 73,004,614 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,785,280
Net Asset Value Per Share—Signal Shares	$24.45

Institutional Shares—Net Assets
Applicable to 161,391,006 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,380,381
Net Asset Value Per Share—Institutional Shares	$27.14

ETF Shares—Net Assets
Applicable to 60,041,159 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,400,876
Net Asset Value Per Share—ETF Shares	$56.64

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $318,490,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $358,932,000 of collateral received for securities on loan.
4 Securities with a value of $8,496,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	102,985
Interest[1]	110
Security Lending	11,895
Total Income	114,990
Expenses
The Vanguard Group—Note B
Investment Advisory Services	528
Management and Administrative—Investor Shares	7,139
Management and Administrative—Admiral Shares	968
Management and Administrative—Signal Shares	776
Management and Administrative—Institutional Shares	908
Management and Administrative—ETF Shares	1,353
Marketing and Distribution—Investor Shares	779
Marketing and Distribution—Admiral Shares	179
Marketing and Distribution—Signal Shares	251
Marketing and Distribution—Institutional Shares	582
Marketing and Distribution—ETF Shares	467
Custodian Fees	476
Shareholders’ Reports—Investor Shares	83
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	13
Shareholders’ Reports—Institutional Shares	69
Shareholders’ Reports—ETF Shares	84
Trustees’ Fees and Expenses	15
Total Expenses	14,672
Net Investment Income	100,318
Realized Net Gain (Loss)
Investment Securities Sold	375,819
Futures Contracts	(3,462)
Realized Net Gain (Loss)	372,357
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(870,392)
Futures Contracts	(6,741)
Change in Unrealized Appreciation (Depreciation)	(877,133)
Net Increase (Decrease) in Net Assets Resulting from Operations	(404,458)

1 Interest income from an affiliated company of the fund was $101,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,318	178,324
Realized Net Gain (Loss)	372,357	(433,963)
Change in Unrealized Appreciation (Depreciation)	(877,133)	4,479,579
Net Increase (Decrease) in Net Assets Resulting from Operations	(404,458)	4,223,940
Distributions
Net Investment Income
Investor Shares	(885)	(58,993)
Admiral Shares	(368)	(22,117)
Signal Shares	(366)	(19,496)
Institutional Shares	(765)	(48,371)
ETF Shares	(454)	(36,024)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,838)	(185,001)
Capital Share Transactions
Investor Shares	331,935	372,313
Admiral Shares	140,767	40,938
Signal Shares	52,694	128,306
Institutional Shares	310,236	603,547
ETF Shares	67,187	1,671,490
Net Increase (Decrease) from Capital Share Transactions	902,819	2,816,594
Total Increase (Decrease)	495,523	6,855,533
Net Assets
Beginning of Period	17,290,921	10,435,388
End of Period[1]	17,786,444	17,290,921

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $74,628,000 and ($22,852,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.49	$20.40	$32.58	$32.62	$28.52	$26.83
Investment Operations
Net Investment Income	.140	.272	.398	.413	.357	.290
Net Realized and Unrealized Gain (Loss)
on Investments	(.516)	7.094	(12.174)	(.041)	4.101	1.690
Total from Investment Operations	(.376)	7.366	(11.776)	.372	4.458	1.980
Distributions
Dividends from Net Investment Income	(.004)	(.276)	(.404)	(.412)	(.358)	(.290)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.276)	(.404)	(.412)	(.358)	(.290)
Net Asset Value, End of Period	$27.11	$27.49	$20.40	$32.58	$32.62	$28.52

Total Return[1]	-1.37%	36.12%	-36.07%	1.16%	15.64%	7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,128	$5,913	$4,050	$6,214	$6,808	$5,902
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.28%	0.23%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.98%[2]	1.30%	1.49%	1.23%	1.18%	1.08%
Portfolio Turnover Rate[3]	11%[2]	14%	14%	16%	13%	18%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.50	$20.40	$32.59	$32.64	$28.53	$26.83
Investment Operations
Net Investment Income	.161	.303	.426	.440	.395	.325
Net Realized and Unrealized Gain (Loss)
on Investments	(.526)	7.105	(12.185)	(.040)	4.101	1.690
Total from Investment Operations	(.365)	7.408	(11.759)	.400	4.496	2.015
Distributions
Dividends from Net Investment Income	(.005)	(.308)	(.431)	(.450)	(.386)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.308)	(.431)	(.450)	(.386)	(.315)
Net Asset Value, End of Period	$27.13	$27.50	$20.40	$32.59	$32.64	$28.53

Total Return	-1.33%	36.33%	-36.00%	1.24%	15.77%	7.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,092	$1,992	$1,444	$2,325	$3,078	$2,382
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.12%	0.11%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.12%[1]	1.44%	1.60%	1.34%	1.28%	1.18%
Portfolio Turnover Rate[2]	11%[1]	14%	14%	16%	13%	18%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Signal Shares

	Six Months				Dec. 15,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.79	$18.39	$29.38	$29.42	$29.98
Investment Operations
Net Investment Income	.145	.274	.385	.406	.004
Net Realized and Unrealized Gain (Loss)
on Investments	(.480)	6.405	(10.985)	(.042)	(.251)
Total from Investment Operations	(.335)	6.679	(10.600)	.364	(.247)
Distributions
Dividends from Net Investment Income	(.005)	(.279)	(.390)	(.404)	(.313)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.005)	(.279)	(.390)	(.404)	(.313)
Net Asset Value, End of Period	$24.45	$24.79	$18.39	$29.38	$29.42

Total Return	-1.35%	36.34%	-36.00%	1.25%	-0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,785	$1,763	$1,172	$1,625	$157
Ratio of Total Expenses to
Average Net Assets	0.12%[2]	0.14%	0.12%	0.11%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	1.12%[2]	1.44%	1.60%	1.34%	1.28%[2]
Portfolio Turnover Rate[3]	11%[2]	14%	14%	16%	13%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.50	$20.40	$32.60	$32.65	$28.54	$26.84
Investment Operations
Net Investment Income	.166	.316	.441	.457	.411	.343
Net Realized and Unrealized Gain (Loss)
on Investments	(.521)	7.106	(12.196)	(.041)	4.101	1.690
Total from Investment Operations	(.355)	7.422	(11.755)	.416	4.512	2.033
Distributions
Dividends from Net Investment Income	(.005)	(.322)	(.445)	(.466)	(.402)	(.333)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.322)	(.445)	(.466)	(.402)	(.333)
Net Asset Value, End of Period	$27.14	$27.50	$20.40	$32.60	$32.65	$28.54

Total Return	-1.29%	36.40%	-35.98%	1.29%	15.82%	7.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,380	$4,162	$2,545	$3,585	$3,107	$2,089
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.16%[1]	1.50%	1.65%	1.38%	1.33%	1.23%
Portfolio Turnover Rate[2]	11%[1]	14%	14%	16%	13%	18%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$57.41	$42.60	$68.07	$68.16	$59.59	$56.05
Investment Operations
Net Investment Income	.334	.646	.910	.959	.836	.668
Net Realized and Unrealized Gain (Loss)
on Investments	(1.095)	14.822	(25.462)	(.093)	8.569	3.555
Total from Investment Operations	(.761)	15.468	(24.552)	.866	9.405	4.223
Distributions
Dividends from Net Investment Income	(.009)	(.658)	(.918)	(.956)	(.835)	(.683)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.658)	(.918)	(.956)	(.835)	(.683)
Net Asset Value, End of Period	$56.64	$57.41	$42.60	$68.07	$68.16	$59.59

Total Return	-1.33%	36.31%	-35.99%	1.27%	15.79%	7.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,401	$3,460	$1,224	$1,121	$670	$265
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.12%[1]	1.44%	1.62%	1.35%	1.31%	1.20%
Portfolio Turnover Rate[2]	11%[1]	14%	14%	16%	13%	18%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

22

Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $3,703,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.48% of

Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,716,701	—	—
Temporary Cash Investments	451,028	8,496	—
Futures Contracts—Liabilities[1]	(795)	—	—
Total	18,166,934	8,496	—

1 Represents variation margin on the last day of the reporting period.

23

Small-Cap Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2010	1,472	89,468	(6,627)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $683,646,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $1,801,773,000 to offset future net capital gains of $326,341,000 through December 31, 2011, $23,049,000 through December 31, 2015, $481,807,000 through December 31, 2016, and $970,576,000 through December 31, 2017. In addition, the fund realized losses of $405,904,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $18,426,128,000. Net unrealized depreciation of investment securities for tax purposes was $249,903,000, consisting of unrealized gains of $2,317,631,000 on securities that had risen in value since their purchase and $2,567,534,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $3,325,652,000 of investment securities and sold $2,340,142,000 of investment securities, other than temporary cash investments.

24

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,043,681	35,364	1,292,322	58,916
Issued in Lieu of Cash Distributions	851	28	56,593	2,071
Redeemed	(712,597)	(24,410)	(976,602)	(44,417)
Net Increase (Decrease)—Investor Shares	331,935	10,982	372,313	16,570
Admiral Shares
Issued	295,887	9,962	290,764	13,073
Issued in Lieu of Cash Distributions	319	11	19,054	699
Redeemed	(155,439)	(5,330)	(268,880)	(12,110)
Net Increase (Decrease)—Admiral Shares	140,767	4,643	40,938	1,662
Signal Shares
Issued	387,616	14,482	550,957	27,652
Issued in Lieu of Cash Distributions	320	12	16,939	691
Redeemed	(335,242)	(12,637)	(439,590)	(20,897)
Net Increase (Decrease)—Signal Shares	52,694	1,857	128,306	7,446
Institutional Shares
Issued	839,187	28,431	1,294,155	57,320
Issued in Lieu of Cash Distributions	725	24	45,986	1,686
Redeemed	(529,676)	(18,378)	(736,594)	(32,428)
Net Increase (Decrease)—Institutional Shares	310,236	10,077	603,547	26,578
ETF Shares
Issued	1,435,852	22,869	2,815,775	56,037
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,368,665)	(23,100)	(1,144,285)	(24,500)
Net Increase (Decrease)—ETF Shares	67,187	(231)	1,671,490	31,537

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VISGX	VSGIX	VBK
Expense Ratio[1]	0.28%	0.08%	0.14%
30-Day SEC Yield	0.30%	0.48%	0.44%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	Growth	Index
Number of Stocks	1,034	1,031	4,114
Median Market Cap	$1.3B	$1.3B	$25.2B
Price/Earnings Ratio	35.9x	35.9x	17.6x
Price/Book Ratio	2.5x	2.5x	1.9x
Return on Equity	12.7%	12.7%	19.1%
Earnings Growth Rate	11.0%	11.0%	6.6%
Dividend Yield	0.3%	0.3%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	32%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	Growth	Index
Consumer
Discretionary	17.3%	17.3%	11.4%
Consumer Staples	3.3	3.3	10.4
Energy	6.8	6.8	9.4
Financials	6.1	6.0	17.5
Health Care	17.5	17.5	11.7
Industrials	17.1	17.1	10.8
Information
Technology	26.9	26.9	18.7
Materials	3.3	3.4	3.9
Telecommunication
Services	1.2	1.2	2.7
Utilities	0.5	0.5	3.5

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Small Cap	Market
	Growth	Index
R-Squared	1.00	0.93
Beta	1.00	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Valeant Pharmaceuticals	Pharmaceuticals
International		0.6%
UAL Corp.	Airlines	0.5
Core Laboratories NV	Oil & Gas
	Equipment &
	Services	0.5
MSCI Inc. Class A	Specialized Finance	0.5
Aeropostale Inc.	Apparel Retail	0.5
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.4
Oshkosh Corp.	Construction &
	Farm Machinery &
	Heavy Trucks	0.4
Herbalife Ltd.	Personal Products	0.4
Jones Lang LaSalle Inc.	Real Estate
	Services	0.4
Big Lots Inc.	General
	Merchandise Stores	0.4
Top Ten		4.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

26

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	22.77%	2.20%	3.71%
Institutional Shares	5/24/2000	23.07	2.36	3.88
ETF Shares	1/26/2004
Market Price		23.04	2.34	2.80[1]
Net Asset Value		22.96	2.32	2.81[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

27

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value •	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Aeropostale Inc.	835,395	23,926	0.5%
* Big Lots Inc.	685,294	21,991	0.4%
Gentex Corp.	1,151,800	20,709	0.4%
* WMS Industries Inc.	484,272	19,008	0.4%
* Panera Bread Co. Class A	249,729	18,802	0.4%
* Dick’s Sporting Goods Inc.	741,226	18,449	0.4%
* J Crew Group Inc.	500,751	18,433	0.3%
Tractor Supply Co.	299,200	18,242	0.3%
* Tempur-Pedic International Inc.	580,371	17,846	0.3%
* DreamWorks Animation SKG Inc. Class A	595,503	17,002	0.3%
Consumer Discretionary—Other †		720,286	13.6%
		914,694	17.3%
Consumer Staples
* Green Mountain Coffee Roasters Inc.	924,111	23,750	0.5%
Herbalife Ltd.	499,770	23,014	0.4%
* NBTY Inc.	471,691	16,042	0.3%
Consumer Staples—Other †		111,800	2.1%
		174,606	3.3%
Energy
Core Laboratories NV	184,957	27,301	0.5%
SM Energy Co.	520,390	20,899	0.4%
* Mariner Energy Inc.	843,665	18,122	0.4%
* Atlas Energy Inc.	648,478	17,554	0.3%
Energy—Other †		275,916	5.2%
		359,792	6.8%
Financials
* MSCI Inc. Class A	925,312	25,354	0.5%
Jones Lang LaSalle Inc.	347,579	22,815	0.4%
Taubman Centers Inc.	450,345	16,946	0.3%
Financials—Other †		257,242	4.9%
		322,357	6.1%

28

Small-Cap Growth Index Fund

		Market	Percentage
		Value •	of Net
	Shares	($000)	Assets
Health Care
* Valeant Pharmaceuticals International	646,897	33,826	0.6%
* United Therapeutics Corp.	430,048	20,991	0.4%
* Thoratec Corp.	449,431	19,204	0.4%
* Salix Pharmaceuticals Ltd.	460,177	17,961	0.4%
* Tenet Healthcare Corp.	3,988,768	17,311	0.3%
* VCA Antech Inc.	674,701	16,706	0.3%
Health Care—Other †		799,865	15.1%
		925,864	17.5%
Industrials
* UAL Corp.	1,388,309	28,544	0.5%
* Oshkosh Corp.	742,205	23,127	0.4%
* Waste Connections Inc.	619,580	21,617	0.4%
TransDigm Group Inc.	386,096	19,703	0.4%
Gardner Denver Inc.	432,728	19,295	0.4%
IDEX Corp.	670,090	19,145	0.4%
* Corrections Corp. of America	961,469	18,345	0.3%
* WABCO Holdings Inc.	531,240	16,723	0.3%
* Kirby Corp.	425,290	16,267	0.3%
Landstar System Inc.	416,548	16,241	0.3%
Industrials—Other †		707,065	13.4%
		906,072	17.1%
Information Technology
* MICROS Systems Inc.	660,338	21,045	0.4%
Solera Holdings Inc.	579,191	20,967	0.4%
* Polycom Inc.	697,606	20,782	0.4%
* Itron Inc.	332,926	20,581	0.4%
* WebMD Health Corp.	419,717	19,487	0.4%
* CommScope Inc.	781,447	18,575	0.4%
* Atmel Corp.	3,761,242	18,054	0.4%
* JDS Uniphase Corp.	1,817,058	17,880	0.3%
* Informatica Corp.	741,493	17,707	0.3%
* Varian Semiconductor Equipment Associates Inc.	616,320	17,664	0.3%
* VistaPrint NV	359,944	17,094	0.3%
* TIBCO Software Inc.	1,380,736	16,652	0.3%
Information Technology—Other †		1,202,245	22.7%
		1,428,733	27.0%

Materials †		173,773	3.3%

Telecommunication Services
* tw telecom inc Class A	1,182,657	19,727	0.4%
Telecommunication Services—Other †		44,024	0.8%
		63,751	1.2%
Utilities
ITC Holdings Corp.	415,273	21,972	0.4%
Utilities—Other †		6,409	0.2%
		28,381	0.6%
Total Common Stocks (Cost $4,989,240)		5,298,023	100.2%[1]

29

Small-Cap Growth Index Fund

			Market	Percentage
			Value •	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.286%	154,067,065	154,067	2.9%

4U.S. Government and Agency Obligations †			200	0.0%
Total Temporary Cash Investments (Cost $154,266)			154,267	2.9%[1]
[5]Total Investments (Cost $5,143,506)			5,452,290	103.1%
Other Assets and Liabilities
Other Assets			66,327	1.2%
Liabilities3			(228,952)	(4.3%)
			(162,625)	(3.1%)
Net Assets			5,289,665	100.0%

30

Small-Cap Growth Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	6,501,848
Undistributed Net Investment Income	2,489
Accumulated Net Realized Losses	(1,523,314)
Unrealized Appreciation (Depreciation)
Investment Securities	308,784
Futures Contracts	(142)
Net Assets	5,289,665

Investor Shares—Net Assets
Applicable to 186,098,509 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,078,114
Net Asset Value Per Share—Investor Shares	$16.54

Institutional Shares—Net Assets
Applicable to 59,215,780 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	981,779
Net Asset Value Per Share—Institutional Shares	$16.58

ETF Shares—Net Assets
Applicable to 20,888,024 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,229,772
Net Asset Value Per Share—ETF Shares	$58.87

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 2.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $143,748,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $124,625,000.
See accompanying Notes, which are an integral part of the Financial Statements.

31

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	9,465
Interest[1]	16
Security Lending	5,339
Total Income	14,820
Expenses
The Vanguard Group—Note B
Investment Advisory Services	199
Management and Administrative—Investor Shares	3,612
Management and Administrative—Institutional Shares	168
Management and Administrative—ETF Shares	480
Marketing and Distribution—Investor Shares	415
Marketing and Distribution—Institutional Shares	136
Marketing and Distribution—ETF Shares	177
Custodian Fees	170
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—Institutional Shares	34
Shareholders’ Reports—ETF Shares	41
Trustees’ Fees and Expenses	5
Total Expenses	5,464
Net Investment Income	9,356
Realized Net Gain (Loss)
Investment Securities Sold	20,359
Futures Contracts	(350)
Realized Net Gain (Loss)	20,009
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(152,306)
Futures Contracts	(97)
Change in Unrealized Appreciation (Depreciation)	(152,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	(123,038)
1 Interest income from an affiliated company of the fund was $13,000.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,356	15,557
Realized Net Gain (Loss)	20,009	(141,233)
Change in Unrealized Appreciation (Depreciation)	(152,403)	1,569,663
Net Increase (Decrease) in Net Assets Resulting from Operations	(123,038)	1,443,987
Distributions
Net Investment Income
Investor Shares	—	(8,702)
Institutional Shares	—	(4,179)
ETF Shares	—	(4,659)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	—	(17,540)
Capital Share Transactions
Investor Shares	129,001	322,971
Institutional Shares	58,948	177,511
ETF Shares	85,029	151,301
Net Increase (Decrease) from Capital Share Transactions	272,978	651,783
Total Increase (Decrease)	149,940	2,078,230
Net Assets
Beginning of Period	5,139,725	3,061,495
End of Period[1]	5,289,665	5,139,725

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,489,000 and ($6,764,000).

See accompanying Notes, which are an integral part of the Financial Statements.

33

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.83	$11.90	$20.01	$18.34	$16.43	$15.16
Investment Operations
Net Investment Income	.024	.046	.096	.095	.051	.040
Net Realized and Unrealized Gain (Loss)
on Investments	(.314)	4.933	(8.105)	1.669	1.911	1.270
Total from Investment Operations	(.290)	4.979	(8.009)	1.764	1.962	1.310
Distributions
Dividends from Net Investment Income	—	(.049)	(.101)	(.094)	(.052)	(.040)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.049)	(.101)	(.094)	(.052)	(.040)
Net Asset Value, End of Period	$16.54	$16.83	$11.90	$20.01	$18.34	$16.43

Total Return[1]	-1.72%	41.85%	-40.00%	9.63%	11.94%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,078	$3,018	$1,871	$2,825	$2,208	$1,726
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.28%	0.23%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.27%[2]	0.33%	0.60%	0.52%	0.30%	0.27%
Portfolio Turnover Rate[3]	32%[2]	38%	38%	32%	40%	39%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.85	$11.91	$20.04	$18.37	$16.46	$15.18
Investment Operations
Net Investment Income	.040	.072	.121	.125	.080	.073
Net Realized and Unrealized Gain (Loss)
on Investments	(.310)	4.944	(8.126)	1.669	1.910	1.270
Total from Investment Operations	(.270)	5.016	(8.005)	1.794	1.990	1.343
Distributions
Dividends from Net Investment Income	—	(.076)	(.125)	(.124)	(.080)	(.063)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.076)	(.125)	(.124)	(.080)	(.063)
Net Asset Value, End of Period	$16.58	$16.85	$11.91	$20.04	$18.37	$16.46

Total Return	-1.60%	42.13%	-39.91%	9.78%	12.09%	8.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$982	$945	$511	$703	$257	$73
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.45%[1]	0.53%	0.76%	0.67%	0.45%	0.42%
Portfolio Turnover Rate[2]	32%[1]	38%	38%	32%	40%	39%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$59.86	$42.32	$71.18	$65.24	$58.47	$53.95
Investment Operations
Net Investment Income	.130	.225	.411	.415	.262	.200
Net Realized and Unrealized Gain (Loss)
on Investments	(1.120)	17.555	(28.846)	5.940	6.773	4.534
Total from Investment Operations	(.990)	17.780	(28.435)	6.355	7.035	4.734
Distributions
Dividends from Net Investment Income	—	(.240)	(.425)	(.415)	(.265)	(.214)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.240)	(.425)	(.415)	(.265)	(.214)
Net Asset Value, End of Period	$58.87	$59.86	$42.32	$71.18	$65.24	$58.47

Total Return	-1.65%	42.02%	-39.92%	9.74%	12.03%	8.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,230	$1,177	$680	$858	$518	$206
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.41%[1]	0.47%	0.72%	0.63%	0.41%	0.37%
Portfolio Turnover Rate[2]	32%[1]	38%	38%	32%	40%	39%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

37

Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $1,109,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,298,023	—	—
Temporary Cash Investments	154,067	200	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	5,452,076	200	—

1 Represents variation margin on the last day of the reporting period.

38

Small-Cap Growth Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2010	25	1,520	(142)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $163,366,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $1,167,190,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, $12,561,000 through December 31, 2015, $302,440,000 through December 31, 2016, and $822,482,000 through December 31, 2017. In addition, the fund realized losses of $205,442,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $5,143,506,000. Net unrealized appreciation of investment securities for tax purposes was $308,784,000, consisting of unrealized gains of $756,887,000 on securities that had risen in value since their purchase and $448,103,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $1,564,551,000 of investment securities and sold $1,262,349,000 of investment securities, other than temporary cash investments.

39

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	524,590	29,261	817,190	59,537
Issued in Lieu of Cash Distributions	—	—	8,181	494
Redeemed	(395,589)	(22,465)	(502,400)	(37,919)
Net Increase (Decrease)—Investor Shares	129,001	6,796	322,971	22,112
Institutional Shares
Issued	144,146	8,013	357,212	27,809
Issued in Lieu of Cash Distributions	—	—	3,909	235
Redeemed	(85,198)	(4,853)	(183,610)	(14,896)
Net Increase (Decrease)—Institutional Shares	58,948	3,160	177,511	13,148
ETF Shares
Issued	484,392	7,721	839,418	17,004
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(399,363)	(6,500)	(688,117)	(13,400)
Net Increase (Decrease)—ETF Shares	85,029	1,221	151,301	3,604

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

40

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VISVX	VSIIX	VBR
Expense Ratio[1]	0.28%	0.08%	0.14%
30-Day SEC Yield	2.06%	2.24%	2.20%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	993	990	4,114
Median Market Cap	$1.3B	$1.3B	$25.2B
Price/Earnings Ratio	20.3x	20.3x	17.6x
Price/Book Ratio	1.3x	1.3x	1.9x
Return on Equity	8.9%	8.9%	19.1%
Earnings Growth Rate	0.7%	0.7%	6.6%
Dividend Yield	2.4%	2.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	22%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	11.9%	11.9%	11.4%
Consumer Staples	3.8	3.8	10.4
Energy	4.3	4.3	9.4
Financials	36.3	36.4	17.5
Health Care	5.9	5.9	11.7
Industrials	15.0	15.0	10.8
Information
Technology	8.4	8.3	18.7
Materials	7.3	7.3	3.9
Telecommunication
Services	0.6	0.6	2.7
Utilities	6.5	6.5	3.5

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Value	Market
	Index	Index
R-Squared	1.00	0.90
Beta	1.00	1.26

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Continental Airlines Inc.	Airlines
Class B		0.5%
Chimera Investment	Mortgage REITs
Corp.		0.5
Skyworks Solutions Inc.	Semiconductors	0.5
Essex Property Trust Inc.	Residential REITs	0.5
Del Monte Foods Co.	Packaged Foods &
	Meats	0.4
Alexandria Real Estate	Office REITs
Equities Inc.		0.4
Camden Property Trust	Residential REITs	0.4
First Niagara Financial	Thrifts & Mortgage
Group Inc.	Finance	0.4
Mednax Inc.	Health Care
	Services	0.4
Aptargroup Inc.	Metal & Glass
	Containers	0.4
Top Ten		4.4%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

41

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	27.26%	0.25%	7.04%
Institutional Shares	12/7/1999	27.50	0.41	7.21
ETF Shares	1/26/2004
Market Price		27.50	0.40	3.10[1]
Net Asset Value		27.42	0.37	3.10[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

42

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value •	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Tupperware Brands Corp.	554,365	22,091	0.4%
Jarden Corp.	809,570	21,753	0.4%
RadioShack Corp.	1,100,906	21,479	0.4%
Williams-Sonoma Inc.	840,034	20,850	0.4%
* Signet Jewelers Ltd.	751,483	20,666	0.3%
Consumer Discretionary—Other †		560,709	10.0%
		667,548	11.9%
Consumer Staples
Del Monte Foods Co.	1,742,271	25,071	0.4%
Corn Products International Inc.	660,125	20,002	0.4%
Consumer Staples—Other †		169,607	3.0%
		214,680	3.8%
Energy
Southern Union Co.	981,571	21,457	0.4%
Energy—Other †		221,033	3.9%
		242,490	4.3%
Financials
Chimera Investment Corp.	7,246,451	26,160	0.5%
Essex Property Trust Inc.	260,753	25,434	0.4%
Alexandria Real Estate Equities Inc.	385,410	24,423	0.4%
Camden Property Trust	567,230	23,171	0.4%
First Niagara Financial Group Inc.	1,836,892	23,016	0.4%
Senior Housing Properties Trust	1,119,750	22,518	0.4%
Arthur J Gallagher & Co.	900,857	21,963	0.4%
* AmeriCredit Corp.	1,176,823	21,442	0.4%
Ares Capital Corp.	1,682,415	21,081	0.4%
Mack-Cali Realty Corp.	696,132	20,696	0.4%
* E*Trade Financial Corp.	1,737,756	20,540	0.4%
Bank of Hawaii Corp.	422,041	20,406	0.4%

43

Small-Cap Value Index Fund

		Market	Percentage
		Value •	of Net
	Shares	($000)	Assets
BRE Properties Inc.	550,763	20,340	0.4%
Corporate Office Properties Trust SBI	513,216	19,379	0.3%
Developers Diversified Realty Corp.	1,865,479	18,468	0.3%
Valley National Bancorp	1,342,877	18,290	0.3%
MFA Financial Inc.	2,468,111	18,264	0.3%
Hanover Insurance Group Inc.	416,670	18,125	0.3%
Financials—Other †		1,657,808	29.5%
		2,041,524	36.3%
Health Care
* Mednax Inc.	413,321	22,985	0.4%
PerkinElmer Inc.	1,026,376	21,215	0.4%
Teleflex Inc.	349,484	18,970	0.4%
Health Care—Other †		265,839	4.7%
		329,009	5.9%
Industrials
* Continental Airlines Inc. Class B	1,222,443	26,894	0.5%
* BE Aerospace Inc.	853,585	21,707	0.4%
Snap-On Inc.	507,704	20,770	0.4%
Carlisle Cos. Inc.	528,961	19,111	0.4%
Lincoln Electric Holdings Inc.	374,792	19,111	0.3%
Timken Co.	723,985	18,816	0.3%
Hubbell Inc. Class B	462,136	18,342	0.3%
Kennametal Inc.	716,805	18,228	0.3%
Regal-Beloit Corp.	323,704	18,056	0.3%
Lennox International Inc.	420,603	17,485	0.3%
Industrials—Other †		643,198	11.5%
		841,718	15.0%
Information Technology
* Skyworks Solutions Inc.	1,545,053	25,941	0.4%
Information Technology—Other †		442,098	7.9%
		468,039	8.3%
Materials
Aptargroup Inc.	596,388	22,555	0.4%
RPM International Inc.	1,138,364	20,308	0.4%
Compass Minerals International Inc.	287,116	20,179	0.4%
Packaging Corp. of America	905,676	19,943	0.4%
Domtar Corp.	378,777	18,617	0.3%
Temple-Inland Inc.	897,916	18,560	0.3%
Materials—Other †		288,020	5.1%
		408,182	7.3%

Telecommunication Services †		34,311	0.6%

Utilities
Atmos Energy Corp.	816,925	22,090	0.4%
Westar Energy Inc.	970,727	20,977	0.4%
Great Plains Energy Inc.	1,189,915	20,252	0.4%
Hawaiian Electric Industries Inc.	814,283	18,549	0.3%
Utilities—Other †		281,976	5.0%
		363,844	6.5%
Total Common Stocks (Cost $5,726,734)		5,611,345	99.9%[1]

44

Small-Cap Value Index Fund

			Market	Percentage
			Value •	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.286%	42,903,000	42,903	0.8%

4U.S. Government and Agency Obligations †			1,399	0.0%
Total Temporary Cash Investments (Cost $44,301)			44,302	0.8%[1]
[5]Total Investments (Cost $5,771,035)			5,655,647	100.7%
Other Assets and Liabilities
Other Assets			22,124	0.4%
Liabilities3			(62,400)	(1.1%)
			(40,276)	(0.7%)
Net Assets			5,615,371	100.0%

45

Small-Cap Value Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	7,324,982
Undistributed Net Investment Income	40,864
Accumulated Net Realized Losses	(1,634,445)
Unrealized Appreciation (Depreciation)
Investment Securities	(115,388)
Futures Contracts	(642)
Net Assets	5,615,371

Investor Shares—Net Assets
Applicable to 270,296,975 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,491,174
Net Asset Value Per Share—Investor Shares	$12.92

Institutional Shares—Net Assets
Applicable to 47,297,083 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	612,589
Net Asset Value Per Share—Institutional Shares	$12.95

ETF Shares—Net Assets
Applicable to 28,032,897 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,511,608
Net Asset Value Per Share—ETF Shares	$53.92

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $37,812,000 of collateral received for securities on loan.
4 Securities with a value of $1,399,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $33,988,000.
See accompanying Notes, which are an integral part of the Financial Statements.

46

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	53,917
Interest[1]	20
Security Lending	1,751
Total Income	55,688
Expenses
The Vanguard Group—Note B
Investment Advisory Services	202
Management and Administrative—Investor Shares	4,002
Management and Administrative—Institutional Shares	108
Management and Administrative—ETF Shares	560
Marketing and Distribution—Investor Shares	427
Marketing and Distribution—Institutional Shares	83
Marketing and Distribution—ETF Shares	200
Custodian Fees	177
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Institutional Shares	16
Shareholders’ Reports—ETF Shares	45
Trustees’ Fees and Expenses	5
Total Expenses	5,853
Net Investment Income	49,835
Realized Net Gain (Loss)
Investment Securities Sold	26,817
Futures Contracts	(262)
Realized Net Gain (Loss)	26,555
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(204,024)
Futures Contracts	(520)
Change in Unrealized Appreciation (Depreciation)	(204,544)
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,154)
1 Interest income from an affiliated company of the fund was $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,835	95,323
Realized Net Gain (Loss)	26,555	(377,566)
Change in Unrealized Appreciation (Depreciation)	(204,544)	1,468,397
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,154)	1,186,154
Distributions
Net Investment Income
Investor Shares	(1,548)	(60,460)
Institutional Shares	(311)	(10,732)
ETF Shares	(729)	(25,772)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,588)	(96,964)
Capital Share Transactions
Investor Shares	282,871	154,755
Institutional Shares	80,367	49,011
ETF Shares	250,202	127,785
Net Increase (Decrease) from Capital Share Transactions	613,440	331,551
Total Increase (Decrease)	482,698	1,420,741
Net Assets
Beginning of Period	5,132,673	3,711,932
End of Period[1]	5,615,371	5,132,673

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $40,864,000 and ($6,383,000).

See accompanying Notes, which are an integral part of the Financial Statements.

48

Small-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.06	$10.21	$15.49	$17.05	$14.56	$13.97
Investment Operations
Net Investment Income	.113	.241	.293	.344	.311	.263
Net Realized and Unrealized Gain (Loss)
on Investments	(.247)	2.854	(5.277)	(1.551)	2.488	.589
Total from Investment Operations	(.134)	3.095	(4.984)	(1.207)	2.799	.852
Distributions
Dividends from Net Investment Income	(.006)	(.245)	(.296)	(.353)	(.309)	(.262)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.245)	(.296)	(.353)	(.309)	(.262)
Net Asset Value, End of Period	$12.92	$13.06	$10.21	$15.49	$17.05	$14.56

Total Return[1]	-1.03%	30.34%	-32.05%	-7.07%	19.24%	6.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,491	$3,279	$2,435	$3,678	$4,314	$3,446
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.28%	0.23%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.68%[2]	2.26%	2.33%	1.95%	2.06%	1.96%
Portfolio Turnover Rate[3]	22%[2]	33%	30%	34%	25%	28%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.09	$10.22	$15.53	$17.09	$14.59	$13.99
Investment Operations
Net Investment Income	.125	.262	.315	.372	.345	.294
Net Realized and Unrealized Gain (Loss)
on Investments	(.258)	2.874	(5.307)	(1.551)	2.488	.589
Total from Investment Operations	(.133)	3.136	(4.992)	(1.179)	2.833	.883
Distributions
Dividends from Net Investment Income	(.007)	(.266)	(.318)	(.381)	(.333)	(.283)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.266)	(.318)	(.381)	(.333)	(.283)
Net Asset Value, End of Period	$12.95	$13.09	$10.22	$15.53	$17.09	$14.59

Total Return	-1.02%	30.71%	-32.02%	-6.89%	19.44%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$613	$543	$383	$430	$310	$247
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.86%[1]	2.46%	2.49%	2.10%	2.21%	2.11%
Portfolio Turnover Rate[2]	22%[1]	33%	30%	34%	25%	28%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Small-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$54.49	$42.58	$64.65	$71.16	$60.76	$58.31
Investment Operations
Net Investment Income	.510	1.071	1.296	1.531	1.380	1.174
Net Realized and Unrealized Gain (Loss)
on Investments	(1.051)	11.923	(22.053)	(6.474)	10.391	2.443
Total from Investment Operations	(.541)	12.994	(20.757)	(4.943)	11.771	3.617
Distributions
Dividends from Net Investment Income	(.029)	(1.084)	(1.313)	(1.567)	(1.371)	(1.167)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.029)	(1.084)	(1.313)	(1.567)	(1.371)	(1.167)
Net Asset Value, End of Period	$53.92	$54.49	$42.58	$64.65	$71.16	$60.76

Total Return	-1.00%	30.52%	-31.99%	-6.96%	19.40%	6.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,512	$1,310	$894	$819	$510	$188
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.82%[1]	2.40%	2.45%	2.06%	2.17%	2.07%
Portfolio Turnover Rate[2]	22%[1]	33%	30%	34%	25%	28%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

52

Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $1,176,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,611,345	—	—
Temporary Cash Investments	42,903	1,399	—
Futures Contracts—Liabilities[1]	(76)	—	—
Total	5,654,172	1,399	—
1 Represents variation margin on the last day of the reporting period.

53

Small-Cap Value Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2010	140	8,509	(642)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $137,032,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $1,250,195,000 to offset future net capital gains of $67,032,000 through December 31, 2011, $86,085,000 through December 31, 2015, $318,931,000 through December 31, 2016, and $778,147,000 through December 31, 2017. In addition, the fund realized losses of $268,813,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $5,771,035,000. Net unrealized depreciation of investment securities for tax purposes was $115,388,000, consisting of unrealized gains of $520,771,000 on securities that had risen in value since their purchase and $636,159,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $1,737,982,000 of investment securities and sold $1,064,454,000 of investment securities, other than temporary cash investments.

54

Small-Cap Value Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	678,136	47,586	676,646	63,651
Issued in Lieu of Cash Distributions	1,429	99	55,690	4,297
Redeemed	(396,694)	(28,447)	(577,581)	(55,367)
Net Increase (Decrease)—Investor Shares	282,871	19,238	154,755	12,581
Institutional Shares
Issued	139,205	10,004	190,927	17,053
Issued in Lieu of Cash Distributions	269	19	9,248	713
Redeemed	(59,107)	(4,245)	(151,164)	(13,695)
Net Increase (Decrease)—Institutional Shares	80,367	5,778	49,011	4,071
ETF Shares
Issued	697,395	11,891	874,144	18,135
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(447,193)	(7,900)	(746,359)	(15,100)
Net Increase (Decrease)—ETF Shares	250,202	3,991	127,785	3,035

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

55

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

56

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$986.31	$1.28
Admiral Shares	1,000.00	986.71	0.59
Signal Shares	1,000.00	986.47	0.59
Institutional Shares	1,000.00	987.07	0.39
ETF Shares	1,000.00	986.73	0.59
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$982.77	$1.28
Institutional Shares	1,000.00	983.98	0.39
ETF Shares	1,000.00	983.46	0.59
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$989.69	$1.28
Institutional Shares	1,000.00	989.78	0.39
ETF Shares	1,000.00	990.01	0.59
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Small-Cap Growth Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Small-Cap Value Index Fund, 0.26% for Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

57

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others.

However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

58

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

59

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

60

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082010

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.5%)
*	Aeropostale Inc.	1,397,517	40,025
*	Big Lots Inc.	1,146,548	36,793
	Phillips-Van Heusen Corp.	792,686	36,678
	Tupperware Brands Corp.	874,634	34,854
	Gentex Corp.	1,926,976	34,647
	Jarden Corp.	1,277,178	34,318
	RadioShack Corp.	1,736,936	33,888
	Williams-Sonoma Inc.	1,325,780	32,906
*	Signet Jewelers Ltd.	1,185,987	32,615
*	Hanesbrands Inc.	1,323,630	31,847
*	WMS Industries Inc.	810,523	31,813
*	Panera Bread Co. Class A	417,976	31,469
*	Dick's Sporting Goods Inc.	1,240,128	30,867
*	J Crew Group Inc.	838,105	30,851
	Tractor Supply Co.	500,784	30,533
*	Tempur-Pedic International Inc.	971,441	29,872
*	DreamWorks Animation SKG Inc. Class A	996,807	28,459
*	Career Education Corp.	1,166,601	26,855
	Service Corp. International	3,524,420	26,081
*	Fossil Inc.	740,310	25,689
*	Deckers Outdoor Corp.	178,126	25,449
*	Bally Technologies Inc.	766,131	24,815
	Chico's FAS Inc.	2,468,231	24,386
	John Wiley & Sons Inc. Class A	613,024	23,706
*,^	Lululemon Athletica Inc.	633,167	23,566
	Polaris Industries Inc.	430,364	23,506
*	Warnaco Group Inc.	631,151	22,810
	Sotheby's	928,159	21,227
*	Valassis Communications Inc.	667,660	21,178
*	Carter's Inc.	805,072	21,133
*	Live Nation Entertainment Inc.	1,870,003	19,542
*	Dana Holding Corp.	1,932,685	19,327
*	Dress Barn Inc.	810,962	19,309
	Jones Apparel Group Inc.	1,208,654	19,157
*	Rent-A-Center Inc.	910,760	18,452
	Hillenbrand Inc.	862,521	18,449
*	Gymboree Corp.	416,115	17,772
*	Cheesecake Factory Inc.	794,958	17,696
*	Coinstar Inc.	409,889	17,613
*	Tenneco Inc.	823,981	17,353
	Wolverine World Wide Inc.	686,942	17,325
*	Skechers U.S.A. Inc. Class A	467,062	17,057
*	Capella Education Co.	208,563	16,967
*	Madison Square Garden Inc. Class A	857,922	16,875
	Aaron's Inc.	966,185	16,493
*,^	Under Armour Inc. Class A	497,733	16,490
*	Life Time Fitness Inc.	516,427	16,417
*	Eastman Kodak Co.	3,722,903	16,157
	Meredith Corp.	501,512	15,612
*	New York Times Co. Class A	1,803,291	15,598
	Dillard's Inc. Class A	725,473	15,598
*	Office Depot Inc.	3,807,251	15,381
*	OfficeMax Inc.	1,172,989	15,319
	Regal Entertainment Group Class A	1,173,290	15,300
	Brunswick Corp.	1,225,588	15,234
*	Childrens Place Retail Stores Inc.	341,627	15,038
*	Jack in the Box Inc.	767,327	14,924
	Pool Corp.	679,692	14,899
	Cracker Barrel Old Country Store Inc.	316,417	14,732
	Cooper Tire & Rubber Co.	754,189	14,707
*,^	Saks Inc.	1,878,982	14,261

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Iconix Brand Group Inc.	990,402	14,232
	MDC Holdings Inc.	522,625	14,085
*	Collective Brands Inc.	888,165	14,033
*	Vail Resorts Inc.	401,815	14,027
*	JOS A Bank Clothiers Inc.	253,859	13,706
*	Jo-Ann Stores Inc.	353,444	13,258
*	AnnTaylor Stores Corp.	814,001	13,244
*	HSN Inc.	548,039	13,153
*	Morningstar Inc.	303,022	12,884
	Thor Industries Inc.	537,586	12,768
	Men's Wearhouse Inc.	689,225	12,654
	PF Chang's China Bistro Inc.	317,595	12,593
*	CROCS Inc.	1,189,405	12,584
^	Buckle Inc.	385,410	12,495
	Choice Hotels International Inc.	413,047	12,478
	Regis Corp.	793,101	12,349
	Matthews International Corp. Class A	420,852	12,323
	KB Home	1,100,611	12,107
*,^	Corinthian Colleges Inc.	1,214,754	11,965
*	Sally Beauty Holdings Inc.	1,388,146	11,383
*	Lions Gate Entertainment Corp.	1,630,608	11,382
*	American Public Education Inc.	254,170	11,107
	Scholastic Corp.	457,517	11,035
*	CEC Entertainment Inc.	308,153	10,865
*	Steven Madden Ltd.	339,933	10,715
	CTC Media Inc.	737,399	10,648
*	Ulta Salon Cosmetics & Fragrance Inc.	442,473	10,469
	Bob Evans Farms Inc.	423,175	10,419
	Monro Muffler Brake Inc.	261,556	10,339
	Finish Line Inc. Class A	736,502	10,259
*	Pier 1 Imports Inc.	1,600,398	10,259
	Cinemark Holdings Inc.	772,459	10,158
*	Gaylord Entertainment Co.	456,767	10,090
	International Speedway Corp. Class A	386,796	9,964
*	99 Cents Only Stores	670,857	9,929
	National CineMedia Inc.	584,791	9,743
*	Timberland Co. Class A	598,536	9,666
	Ryland Group Inc.	610,002	9,650
*	Hibbett Sports Inc.	397,578	9,526
*,^	Blue Nile Inc.	201,102	9,468
	American Greetings Corp. Class A	503,397	9,444
	Arbitron Inc.	368,364	9,441
*	Orient-Express Hotels Ltd. Class A	1,256,588	9,299
*	Texas Roadhouse Inc. Class A	736,025	9,289
	Brown Shoe Co. Inc.	595,204	9,035
*	Talbots Inc.	868,012	8,949
*	Scientific Games Corp. Class A	971,579	8,939
*	Helen of Troy Ltd.	402,393	8,877
^	NutriSystem Inc.	386,840	8,874
	Unifirst Corp.	200,632	8,832
*	Buffalo Wild Wings Inc.	238,177	8,712
*	Genesco Inc.	329,639	8,673
	Cato Corp. Class A	386,537	8,512
	CKE Restaurants Inc.	651,113	8,158
*	Group 1 Automotive Inc.	340,049	8,001
*,^	Cabela's Inc.	560,152	7,921
*	Pinnacle Entertainment Inc.	831,335	7,864
*	Shutterfly Inc.	323,380	7,748
	Columbia Sportswear Co.	164,199	7,663
*	Steiner Leisure Ltd.	192,404	7,396
*	True Religion Apparel Inc.	332,975	7,349
*	Penske Automotive Group Inc.	639,679	7,267
*	Belo Corp. Class A	1,259,257	7,165
*	Peet's Coffee & Tea Inc.	181,889	7,143

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Lumber Liquidators Holdings Inc.	302,951	7,068
*	BJ's Restaurants Inc.	297,545	7,022
*	RCN Corp.	471,195	6,978
*	Papa John's International Inc.	301,739	6,976
*	K12 Inc.	313,470	6,953
*	Ruby Tuesday Inc.	805,856	6,850
*	Interval Leisure Group Inc.	549,340	6,839
*	Citi Trends Inc.	203,962	6,718
^	Barnes & Noble Inc.	517,951	6,682
*	Grand Canyon Education Inc.	285,050	6,679
*	Universal Technical Institute Inc.	281,508	6,655
*	Quiksilver Inc.	1,788,825	6,619
*	Boyd Gaming Corp.	777,190	6,598
*	Select Comfort Corp.	752,106	6,581
*	American Axle & Manufacturing Holdings Inc.	892,546	6,542
*	Meritage Homes Corp.	397,180	6,466
	PEP Boys-Manny Moe & Jack	726,811	6,440
*	Domino's Pizza Inc.	567,845	6,417
	Stewart Enterprises Inc. Class A	1,181,539	6,392
*	Maidenform Brands Inc.	312,510	6,363
*	Vitamin Shoppe Inc.	244,074	6,260
*	Sonic Corp.	805,743	6,244
*	hhgregg Inc.	266,810	6,222
	National Presto Industries Inc.	66,634	6,188
*	Charming Shoppes Inc.	1,604,824	6,018
*	Shuffle Master Inc.	744,326	5,962
*	DineEquity Inc.	207,465	5,792
	Fred's Inc. Class A	523,233	5,787
^	PetMed Express Inc.	317,254	5,647
	Stage Stores Inc.	528,477	5,644
*	Rue21 Inc.	184,349	5,593
*	iRobot Corp.	296,584	5,573
*	Jakks Pacific Inc.	387,404	5,571
*	Liz Claiborne Inc.	1,316,543	5,556
	Harte-Hanks Inc.	529,521	5,533
*	Drew Industries Inc.	273,712	5,529
	Churchill Downs Inc.	167,207	5,484
*	Exide Technologies	1,049,449	5,457
	Ameristar Casinos Inc.	360,282	5,426
	Callaway Golf Co.	894,019	5,400
*,^	Fuel Systems Solutions Inc.	207,622	5,388
*	Federal-Mogul Corp.	411,939	5,363
*	La-Z-Boy Inc.	715,617	5,317
*	Lincoln Educational Services Corp.	251,941	5,187
	Ethan Allen Interiors Inc.	361,309	5,055
	World Wrestling Entertainment Inc. Class A	321,370	5,001
*,^	G-III Apparel Group Ltd.	218,111	4,993
*	Wet Seal Inc. Class A	1,352,811	4,938
*	Standard Pacific Corp.	1,461,897	4,868
*	Biglari Holdings Inc.	16,945	4,862
*	California Pizza Kitchen Inc.	318,914	4,832
*	RC2 Corp.	296,877	4,783
*	Zumiez Inc.	294,056	4,737
*	Ascent Media Corp. Class A	186,387	4,708
*	Modine Manufacturing Co.	610,083	4,685
*	Knology Inc.	425,878	4,655
*	DSW Inc. Class A	205,850	4,623
*,^	Pre-Paid Legal Services Inc.	97,629	4,441
*	Volcom Inc.	236,903	4,399
*	Sonic Automotive Inc. Class A	501,056	4,289
*	Asbury Automotive Group Inc.	403,185	4,250
	Superior Industries International Inc.	314,711	4,230
*	K-Swiss Inc. Class A	376,156	4,224
*	Bridgepoint Education Inc.	259,941	4,110

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Oxford Industries Inc.	195,052	4,082
*	Winnebago Industries Inc.	403,639	4,012
*,^	Overstock.com Inc.	221,871	4,009
^	Sturm Ruger & Co. Inc.	264,813	3,795
*	Mediacom Communications Corp. Class A	563,883	3,789
*,^	Beazer Homes USA Inc.	1,037,021	3,764
*	Dorman Products Inc.	184,261	3,746
	Big 5 Sporting Goods Corp.	284,025	3,732
*	Sinclair Broadcast Group Inc. Class A	631,398	3,681
*	Warner Music Group Corp.	751,551	3,653
*	Core-Mark Holding Co. Inc.	130,430	3,574
*	Red Robin Gourmet Burgers Inc.	205,905	3,533
*	Denny's Corp.	1,341,245	3,487
*	Smith & Wesson Holding Corp.	829,493	3,393
*	America's Car-Mart Inc.	146,665	3,319
*	CKX Inc.	646,018	3,224
*	AFC Enterprises Inc.	353,441	3,216
*,^	SuperMedia Inc.	175,631	3,212
*	Universal Electronics Inc.	190,108	3,161
	HOT Topic Inc.	614,971	3,124
	Christopher & Banks Corp.	499,691	3,093
*	EW Scripps Co. Class A	414,891	3,091
*	Coldwater Creek Inc.	894,712	3,006
*	Pacific Sunwear Of California	917,859	2,937
*	Krispy Kreme Doughnuts Inc.	842,765	2,840
	Ambassadors Group Inc.	248,406	2,804
	Speedway Motorsports Inc.	205,984	2,793
	Marcus Corp.	291,599	2,759
	Blyth Inc.	80,301	2,736
*,^	Hovnanian Enterprises Inc. Class A	741,973	2,730
	Haverty Furniture Cos. Inc.	218,534	2,686
	Bebe Stores Inc.	418,890	2,681
*	Movado Group Inc.	248,925	2,659
*	Retail Ventures Inc.	339,630	2,656
*	Furniture Brands International Inc.	506,951	2,646
*	M/I Homes Inc.	257,193	2,479
*,^	Landry's Restaurants Inc.	100,760	2,465
*	Unifi Inc.	626,490	2,393
	Weyco Group Inc.	102,170	2,327
*	Journal Communications Inc. Class A	578,120	2,295
	Systemax Inc.	151,789	2,287
*	Stein Mart Inc.	356,292	2,220
*	LIN TV Corp. Class A	399,953	2,164
*	Isle of Capri Casinos Inc.	225,863	2,091
*	Vitacost.com Inc.	229,296	2,061
*	Leapfrog Enterprises Inc.	486,934	1,957
*,^	Wonder Auto Technology Inc.	257,858	1,888
*	Martha Stewart Living Omnimedia Class A	372,894	1,835
	Spartan Motors Inc.	433,684	1,821
	CSS Industries Inc.	107,292	1,770
*	Sealy Corp.	661,223	1,765
	Courier Corp.	141,337	1,726
*,^	China Automotive Systems Inc.	94,010	1,655
*,^	Fuqi International Inc.	230,087	1,565
*	Build-A-Bear Workshop Inc.	225,850	1,531
*	Kenneth Cole Productions Inc. Class A	132,712	1,461
*	Monarch Casino & Resort Inc.	134,317	1,361
	Gaiam Inc. Class A	208,837	1,268
*	China MediaExpress Holdings Inc.	137,122	1,203
*,^	Deer Consumer Products Inc.	135,961	1,128
*,^	Borders Group Inc.	833,821	1,109
*,^	Brookfield Homes Corp.	158,446	1,068
*	Orbitz Worldwide Inc.	280,129	1,067
*	American Apparel Inc.	493,309	903

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Marine Products Corp.	152,158	861
*	New York & Co. Inc.	367,159	841
*	Outdoor Channel Holdings Inc.	178,015	831
*,^	Conn's Inc.	124,657	733
*	1-800-Flowers.com Inc. Class A	351,572	724
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 3/2/2012	7,748	1
			2,583,592
Consumer Staples (3.6%)
*	Green Mountain Coffee Roasters Inc.	1,546,570	39,747
	Del Monte Foods Co.	2,749,652	39,567
	Herbalife Ltd.	836,311	38,512
	Corn Products International Inc.	1,041,915	31,570
*	BJ's Wholesale Club Inc.	772,547	28,592
*	NBTY Inc.	789,125	26,838
	Casey's General Stores Inc.	706,419	24,654
*	TreeHouse Foods Inc.	476,574	21,760
	Nu Skin Enterprises Inc. Class A	785,999	19,595
*	Central European Distribution Corp.	901,583	19,276
	Ruddick Corp.	574,223	17,795
*	United Natural Foods Inc.	568,176	16,977
*	American Italian Pasta Co.	292,993	15,491
	Sanderson Farms Inc.	303,251	15,387
	Lancaster Colony Corp.	274,019	14,622
	Universal Corp.	340,101	13,495
*	Fresh Del Monte Produce Inc.	618,153	12,511
	Diamond Foods Inc.	293,351	12,057
*	Hain Celestial Group Inc.	565,371	11,404
*	Boston Beer Co. Inc. Class A	140,989	9,510
^	Vector Group Ltd.	543,465	9,141
*	Rite Aid Corp.	9,242,221	9,057
	J&J Snack Foods Corp.	204,361	8,604
*	Darling International Inc.	1,139,924	8,561
	Andersons Inc.	241,115	7,858
*	Chiquita Brands International Inc.	622,319	7,561
*	Winn-Dixie Stores Inc.	762,049	7,346
	WD-40 Co.	218,755	7,306
	B&G Foods Inc. Class A	657,624	7,089
	Tootsie Roll Industries Inc.	281,654	6,661
*	Heckmann Corp.	1,432,967	6,649
	Cal-Maine Foods Inc.	193,266	6,171
	Nash Finch Co.	178,202	6,087
	Lance Inc.	356,391	5,877
	Pricesmart Inc.	247,746	5,755
*,^	Dole Food Co. Inc.	551,152	5,749
	Weis Markets Inc.	168,031	5,530
*	Central Garden and Pet Co. Class A	614,606	5,513
*	Elizabeth Arden Inc.	341,940	4,965
*	Pilgrim's Pride Corp.	739,882	4,861
*	Prestige Brands Holdings Inc.	660,196	4,674
*,^	Zhongpin Inc.	382,895	4,503
*	Pantry Inc.	314,622	4,439
	Spartan Stores Inc.	311,666	4,276
*	Alliance One International Inc.	1,175,023	4,183
*	USANA Health Sciences Inc.	106,343	3,885
*	Smart Balance Inc.	869,752	3,557
	Inter Parfums Inc.	208,788	2,971
	Coca-Cola Bottling Co. Consolidated	59,475	2,850
	Calavo Growers Inc.	151,039	2,713
	Ingles Markets Inc. Class A	179,013	2,694
*,^	American Dairy Inc.	150,638	2,403
*,^	American Oriental Bioengineering Inc.	869,895	2,192
*	Central Garden and Pet Co.	224,974	2,139
	Village Super Market Inc. Class A	77,582	2,037
*,^	China-Biotics Inc.	155,215	2,019

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	National Beverage Corp.	159,662	1,961
*	Revlon Inc. Class A	168,248	1,878
*,^	China Sky One Medical Inc.	150,327	1,690
	Arden Group Inc.	17,485	1,536
	Farmer Bros Co.	100,783	1,521
*,^	Great Atlantic & Pacific Tea Co.	387,667	1,512
*	Susser Holdings Corp.	118,784	1,400
*,^	AgFeed Industries Inc.	409,568	1,200
	Alico Inc.	51,033	1,173
			631,107
Energy (5.5%)
^	Core Laboratories NV	309,393	45,669
	SM Energy Co.	870,617	34,964
	Southern Union Co.	1,549,247	33,867
*	Mariner Energy Inc.	1,411,567	30,320
*	Atlas Energy Inc.	1,084,971	29,370
*	Oil States International Inc.	691,801	27,381
*	Brigham Exploration Co.	1,584,138	24,364
*	Unit Corp.	560,993	22,771
*	Exterran Holdings Inc.	823,278	21,249
*	SEACOR Holdings Inc.	297,792	21,042
*	Atwood Oceanics Inc.	803,210	20,498
*	Superior Energy Services Inc.	1,088,507	20,322
	World Fuel Services Corp.	781,777	20,279
	CARBO Ceramics Inc.	272,528	19,674
	Frontier Oil Corp.	1,450,879	19,514
*	Dril-Quip Inc.	440,756	19,402
*	Comstock Resources Inc.	652,801	18,096
	Berry Petroleum Co. Class A	670,831	17,254
*	Arena Resources Inc.	532,389	16,983
	Holly Corp.	625,378	16,623
*	Bill Barrett Corp.	536,671	16,513
	Lufkin Industries Inc.	413,084	16,106
*	Key Energy Services Inc.	1,738,090	15,956
*,^	Gran Tierra Energy Inc.	3,151,057	15,629
*	Helix Energy Solutions Group Inc.	1,377,778	14,839
	Overseas Shipholding Group Inc.	400,124	14,821
*	Rosetta Resources Inc.	728,658	14,435
*	Swift Energy Co.	520,732	14,013
*	Bristow Group Inc.	473,788	13,929
*,^	SandRidge Energy Inc.	2,170,467	12,654
	Penn Virginia Corp.	628,531	12,640
*	Patriot Coal Corp.	1,069,670	12,569
*	Complete Production Services Inc.	859,953	12,297
*	McMoRan Exploration Co.	1,014,823	11,275
*	Enbridge Energy Management LLC	200,588	10,230
*	Tetra Technologies Inc.	1,047,318	9,510
*,^	Energy XXI Bermuda Ltd.	597,182	9,424
*	Gulfmark Offshore Inc.	320,885	8,407
*,^	Clean Energy Fuels Corp.	539,017	8,053
*	Northern Oil and Gas Inc.	623,262	8,003
*	Contango Oil & Gas Co.	176,160	7,883
*	Cal Dive International Inc.	1,307,049	7,646
*	Newpark Resources Inc.	1,234,181	7,467
	General Maritime Corp.	1,233,944	7,453
*	USEC Inc.	1,563,687	7,443
*	International Coal Group Inc.	1,820,717	7,010
*	Carrizo Oil & Gas Inc.	450,539	6,997
*	Petroleum Development Corp.	266,835	6,836
*	Stone Energy Corp.	606,050	6,764
*	Resolute Energy Corp.	551,459	6,750
*	Global Industries Ltd.	1,422,575	6,387
*	Parker Drilling Co.	1,612,970	6,371
*,^	ATP Oil & Gas Corp.	596,920	6,321

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	James River Coal Co.	382,384	6,088
*	Cloud Peak Energy Inc.	435,401	5,773
*	Energy Partners Ltd.	470,173	5,741
	RPC Inc.	409,813	5,594
*,^	Superior Well Services Inc.	319,671	5,345
*	Petroquest Energy Inc.	789,129	5,334
*	ION Geophysical Corp.	1,483,702	5,163
*	Tesco Corp.	418,208	5,136
*	T-3 Energy Services Inc.	180,969	5,049
*	Venoco Inc.	291,529	4,801
*	Hornbeck Offshore Services Inc.	326,253	4,763
*,^	BPZ Resources Inc.	1,118,323	4,641
*	Clayton Williams Energy Inc.	109,561	4,615
*	Gulfport Energy Corp.	385,224	4,569
*	Rex Energy Corp.	445,801	4,503
	W&T Offshore Inc.	466,752	4,415
	Vaalco Energy Inc.	785,698	4,400
*	Pioneer Drilling Co.	751,420	4,261
*	Willbros Group Inc.	550,323	4,072
*	Goodrich Petroleum Corp.	338,556	4,063
*	CVR Energy Inc.	539,311	4,056
*	Hercules Offshore Inc.	1,591,863	3,868
*	Crosstex Energy Inc.	581,229	3,726
*,^	Western Refining Inc.	739,299	3,719
*	Matrix Service Co.	365,182	3,400
*	OYO Geospace Corp.	66,939	3,245
*	Harvest Natural Resources Inc.	438,876	3,234
	Gulf Island Fabrication Inc.	188,624	2,927
*	Warren Resources Inc.	931,898	2,702
*,^	GMX Resources Inc.	411,720	2,672
*	PHI Inc.	172,971	2,437
*,^	Oilsands Quest Inc.	3,960,891	2,416
*	Basic Energy Services Inc.	310,788	2,393
*	Dawson Geophysical Co.	108,514	2,308
*	Magnum Hunter Resources Corp.	512,115	2,233
*,^	Delta Petroleum Corp.	2,497,160	2,148
*	Gastar Exploration Ltd.	590,368	2,131
*	Cheniere Energy Inc.	754,191	2,127
*,^	Uranium Energy Corp.	751,271	1,773
*	Endeavour International Corp.	1,565,225	1,659
*	Seahawk Drilling Inc.	145,507	1,414
	Delek US Holdings Inc.	186,124	1,359
*	China Integrated Energy Inc.	161,700	1,342
*	Approach Resources Inc.	171,978	1,183
*	Allis-Chalmers Energy Inc.	545,424	1,124
*	Bronco Drilling Co. Inc.	321,104	1,076
^	Alon USA Energy Inc.	150,526	957
			984,228
Financials (21.1%)
*	MSCI Inc. Class A	1,548,486	42,428
	Chimera Investment Corp.	11,442,047	41,306
	Essex Property Trust Inc.	411,531	40,141
	Alexandria Real Estate Equities Inc.	608,314	38,549
	Jones Lang LaSalle Inc.	581,793	38,189
	Camden Property Trust	895,350	36,575
	First Niagara Financial Group Inc.	2,898,963	36,324
	Senior Housing Properties Trust	1,767,211	35,539
	Arthur J Gallagher & Co.	1,421,811	34,664
*	AmeriCredit Corp.	1,857,316	33,840
	Ares Capital Corp.	2,654,828	33,265
	Mack-Cali Realty Corp.	1,098,672	32,664
*	E*Trade Financial Corp.	2,742,605	32,418
	Bank of Hawaii Corp.	666,087	32,205
	BRE Properties Inc.	869,377	32,106

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Apartment Investment & Management Co.	1,625,242	31,481
	Corporate Office Properties Trust SBI	810,065	30,588
	Developers Diversified Realty Corp.	2,943,884	29,144
	Valley National Bancorp	2,119,360	28,866
	MFA Financial Inc.	3,895,259	28,825
	Hanover Insurance Group Inc.	657,704	28,610
	Taubman Centers Inc.	753,776	28,365
	Highwoods Properties Inc.	986,229	27,378
	Allied World Assurance Co. Holdings Ltd.	586,536	26,617
	StanCorp Financial Group Inc.	655,373	26,569
	Fulton Financial Corp.	2,752,442	26,561
	Waddell & Reed Financial Inc.	1,186,088	25,952
	Endurance Specialty Holdings Ltd.	688,269	25,831
*	Alleghany Corp.	87,772	25,744
	FirstMerit Corp.	1,495,071	25,611
	Protective Life Corp.	1,187,099	25,392
	Washington Federal Inc.	1,559,823	25,238
	Omega Healthcare Investors Inc.	1,254,909	25,010
	Synovus Financial Corp.	9,816,579	24,934
	BioMed Realty Trust Inc.	1,544,999	24,859
	Apollo Investment Corp.	2,646,024	24,687
	National Retail Properties Inc.	1,150,201	24,660
	Entertainment Properties Trust	644,968	24,554
	Aspen Insurance Holdings Ltd.	980,255	24,251
*	ProAssurance Corp.	427,242	24,250
*	Popular Inc.	8,869,476	23,770
*	SVB Financial Group	573,589	23,649
	East West Bancorp Inc.	1,532,561	23,372
	Tanger Factory Outlet Centers	558,876	23,126
	Platinum Underwriters Holdings Ltd.	634,322	23,020
	Washington Real Estate Investment Trust	829,196	22,878
	CBL & Associates Properties Inc.	1,817,476	22,609
	CommonWealth REIT	3,519,340	21,855
	Home Properties Inc.	484,739	21,847
	Douglas Emmett Inc.	1,518,566	21,594
*	Signature Bank	562,595	21,384
	Westamerica Bancorporation	405,626	21,303
	Prosperity Bancshares Inc.	612,986	21,301
	Kilroy Realty Corp.	708,290	21,057
	Mid-America Apartment Communities Inc.	404,884	20,839
	American Campus Communities Inc.	723,459	19,743
	Potlatch Corp.	551,988	19,723
	LaSalle Hotel Properties	956,421	19,674
	DuPont Fabros Technology Inc.	791,813	19,447
	Erie Indemnity Co. Class A	425,762	19,372
	Equity Lifestyle Properties Inc.	399,589	19,272
	Brandywine Realty Trust	1,782,197	19,159
*	Forest City Enterprises Inc. Class A	1,669,771	18,902
^	American Capital Ltd.	3,893,849	18,768
	Healthcare Realty Trust Inc.	851,231	18,702
	BancorpSouth Inc.	1,040,806	18,610
	Iberiabank Corp.	358,066	18,433
	Webster Financial Corp.	1,025,819	18,403
	Unitrin Inc.	691,347	17,698
	Northwest Bancshares Inc.	1,533,667	17,591
	Trustmark Corp.	838,413	17,456
	DiamondRock Hospitality Co.	2,097,172	17,239
*	Knight Capital Group Inc. Class A	1,243,182	17,143
	CapitalSource Inc.	3,580,776	17,044
	Astoria Financial Corp.	1,221,131	16,803
*	Stifel Financial Corp.	386,234	16,759
*	MGIC Investment Corp.	2,379,283	16,393
*	CNO Financial Group Inc.	3,301,669	16,343
	First American Financial Corp.	1,288,856	16,343

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Delphi Financial Group Inc.	667,236	16,287
	UMB Financial Corp.	448,798	15,959
	Extra Space Storage Inc.	1,141,428	15,866
*	Portfolio Recovery Associates Inc.	232,456	15,523
	Post Properties Inc.	673,225	15,302
	Umpqua Holdings Corp.	1,322,202	15,179
	PS Business Parks Inc.	271,030	15,118
	Redwood Trust Inc.	1,023,154	14,979
	NewAlliance Bancshares Inc.	1,321,247	14,811
	Montpelier Re Holdings Ltd.	982,999	14,676
*	PHH Corp.	760,189	14,474
	Glacier Bancorp Inc.	978,159	14,350
	Susquehanna Bancshares Inc.	1,717,293	14,305
	Medical Properties Trust Inc.	1,489,428	14,060
	Cash America International Inc.	410,136	14,055
	First Citizens BancShares Inc.	72,844	14,010
	Hatteras Financial Corp.	502,566	13,981
	Wintrust Financial Corp.	418,561	13,955
^	United Bankshares Inc.	573,016	13,718
	Hancock Holding Co.	409,377	13,657
^	Wilmington Trust Corp.	1,223,683	13,571
*	Sunstone Hotel Investors Inc.	1,358,900	13,494
	Radian Group Inc.	1,842,341	13,339
	National Health Investors Inc.	344,401	13,280
	EastGroup Properties Inc.	372,370	13,249
	Sovran Self Storage Inc.	382,398	13,166
	Argo Group International Holdings Ltd.	430,148	13,158
	DCT Industrial Trust Inc.	2,885,437	13,042
	Colonial Properties Trust	880,938	12,800
*	MBIA Inc.	2,269,113	12,730
	FNB Corp.	1,583,030	12,712
	Tower Group Inc.	586,661	12,631
	International Bancshares Corp.	756,086	12,619
	Old National Bancorp	1,210,583	12,542
	Alterra Capital Holdings Ltd.	658,973	12,375
	Whitney Holding Corp.	1,335,612	12,354
	RLI Corp.	234,876	12,333
	MB Financial Inc.	667,353	12,273
	First Midwest Bancorp Inc.	989,981	12,038
	First Financial Bancorp	792,183	11,843
	Franklin Street Properties Corp.	995,757	11,760
	Anworth Mortgage Asset Corp.	1,618,720	11,525
	American Capital Agency Corp.	432,179	11,418
^	CVB Financial Corp.	1,180,080	11,211
*	Ezcorp Inc. Class A	603,329	11,192
	Starwood Property Trust Inc.	659,612	11,180
	First Financial Bankshares Inc.	230,832	11,101
	Selective Insurance Group Inc.	738,172	10,969
*	MF Global Holdings Ltd.	1,899,378	10,845
	Capstead Mortgage Corp.	962,214	10,642
*	Ocwen Financial Corp.	1,040,526	10,603
	American National Insurance Co.	130,052	10,530
	National Penn Bancshares Inc.	1,745,926	10,493
*	Greenlight Capital Re Ltd. Class A	416,265	10,486
	Cathay General Bancorp	1,009,427	10,427
	Park National Corp.	154,972	10,079
	Community Bank System Inc.	455,348	10,031
*	KBW Inc.	466,647	10,005
*	Investment Technology Group Inc.	608,089	9,766
	NBT Bancorp Inc.	476,470	9,729
	Alexander's Inc.	31,918	9,669
	Columbia Banking System Inc.	525,115	9,589
*	optionsXpress Holdings Inc.	600,722	9,455
*	Investors Bancorp Inc.	714,093	9,369

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	PrivateBancorp Inc. Class A	841,398	9,323
	Lexington Realty Trust	1,549,221	9,311
	Acadia Realty Trust	552,377	9,291
	Investors Real Estate Trust	1,020,860	9,014
	Equity One Inc.	573,867	8,952
*	Piper Jaffray Cos.	273,641	8,817
	Provident Financial Services Inc.	747,610	8,740
*	World Acceptance Corp.	227,956	8,733
	Employers Holdings Inc.	590,668	8,701
	Pennsylvania Real Estate Investment Trust	711,157	8,690
	U-Store-It Trust	1,157,036	8,631
*	Strategic Hotels & Resorts Inc.	1,961,504	8,611
	Infinity Property & Casualty Corp.	186,154	8,597
*	Interactive Brokers Group Inc.	514,619	8,543
	Cousins Properties Inc.	1,264,666	8,524
	Prospect Capital Corp.	883,042	8,521
*	Forestar Group Inc.	473,763	8,509
*	Pico Holdings Inc.	282,261	8,459
	Inland Real Estate Corp.	1,067,618	8,456
*	GLG Partners Inc.	1,924,365	8,429
	BlackRock Kelso Capital Corp.	847,021	8,360
	Horace Mann Educators Corp.	543,718	8,319
	Chemical Financial Corp.	380,276	8,282
	Nelnet Inc. Class A	425,147	8,197
*	Navigators Group Inc.	198,847	8,179
	Fifth Street Finance Corp.	739,297	8,154
	Hersha Hospitality Trust	1,760,604	7,958
	American Equity Investment Life Holding Co.	760,955	7,853
*	Texas Capital Bancshares Inc.	476,830	7,820
	Government Properties Income Trust	303,730	7,751
*	First Cash Financial Services Inc.	351,951	7,673
	Saul Centers Inc.	187,562	7,621
	Flagstone Reinsurance Holdings SA	692,699	7,495
	LTC Properties Inc.	307,705	7,468
*	Credit Acceptance Corp.	151,322	7,380
	PacWest Bancorp	400,197	7,328
	Brookline Bancorp Inc.	816,444	7,250
	First Potomac Realty Trust	503,692	7,238
^	S&T Bancorp Inc.	366,180	7,236
	Home Bancshares Inc.	313,584	7,153
	Artio Global Investors Inc. Class A	439,239	6,914
*	Enstar Group Ltd.	103,482	6,875
	Getty Realty Corp.	304,730	6,829
	Independent Bank Corp.	275,531	6,800
	Bank of the Ozarks Inc.	187,762	6,660
*	Dollar Financial Corp.	336,418	6,658
	Compass Diversified Holdings	492,421	6,603
	Safety Insurance Group Inc.	177,577	6,574
	Meadowbrook Insurance Group Inc.	750,537	6,477
*	FelCor Lodging Trust Inc.	1,290,237	6,438
	SCBT Financial Corp.	176,929	6,231
	United Fire & Casualty Co.	313,801	6,220
	First Commonwealth Financial Corp.	1,182,563	6,208
	Sterling Bancshares Inc.	1,308,552	6,163
	City Holding Co.	220,695	6,153
*	Western Alliance Bancorp	855,754	6,136
*	PMI Group Inc.	2,122,425	6,134
	Sun Communities Inc.	234,407	6,085
	Boston Private Financial Holdings Inc.	927,435	5,963
	Trustco Bank Corp. NY	1,064,260	5,960
*	Hilltop Holdings Inc.	588,078	5,887
*,^	iStar Financial Inc.	1,308,031	5,834
	Walter Investment Management Corp.	356,014	5,821
*	Altisource Portfolio Solutions SA	233,832	5,785

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Glimcher Realty Trust	954,137	5,706
	MarketAxess Holdings Inc.	410,801	5,665
*	Pinnacle Financial Partners Inc.	439,465	5,647
*	National Financial Partners Corp.	574,881	5,617
	Oriental Financial Group Inc.	442,057	5,596
	WesBanco Inc.	332,045	5,595
	Retail Opportunity Investments Corp.	577,656	5,574
	GFI Group Inc.	986,621	5,505
*	Emdeon Inc. Class A	438,298	5,492
	Cohen & Steers Inc.	263,925	5,474
	Harleysville Group Inc.	172,479	5,352
*,^	Federal National Mortgage Assn.	15,506,555	5,311
	Simmons First National Corp. Class A	201,699	5,297
	Universal Health Realty Income Trust	159,462	5,123
	National Western Life Insurance Co. Class A	33,219	5,075
*	Pebblebrook Hotel Trust	266,888	5,031
	Flushing Financial Corp.	410,645	5,022
	Dime Community Bancshares	406,082	5,007
	Cypress Sharpridge Investments Inc.	391,918	4,962
	Ramco-Gershenson Properties Trust	488,504	4,934
*	United Community Banks Inc.	1,241,059	4,902
	Evercore Partners Inc. Class A	209,278	4,887
	Maiden Holdings Ltd.	732,605	4,813
	Education Realty Trust Inc.	787,265	4,747
*	Ashford Hospitality Trust Inc.	635,012	4,655
*	Citizens Republic Bancorp Inc.	5,474,515	4,653
	OneBeacon Insurance Group Ltd. Class A	324,378	4,645
*	AMERISAFE Inc.	262,119	4,600
	Cedar Shopping Centers Inc.	758,622	4,567
	Hercules Technology Growth Capital Inc.	494,706	4,556
*	Beneficial Mutual Bancorp Inc.	456,861	4,514
*	Cardtronics Inc.	346,971	4,497
	Community Trust Bancorp Inc.	179,135	4,496
	Sandy Spring Bancorp Inc.	320,811	4,495
	Tompkins Financial Corp.	118,912	4,489
	Amtrust Financial Services Inc.	370,477	4,461
	Parkway Properties Inc.	300,420	4,377
	Provident New York Bancorp	488,057	4,319
*	Tejon Ranch Co.	186,310	4,300
	American Physicians Capital Inc.	138,681	4,278
	FBL Financial Group Inc. Class A	203,474	4,273
	Danvers Bancorp Inc.	294,349	4,253
*	Nara Bancorp Inc.	498,844	4,205
	Lakeland Financial Corp.	209,645	4,189
	MVC Capital Inc.	320,513	4,141
	Suffolk Bancorp	133,529	4,131
	SY Bancorp Inc.	179,535	4,126
^	TowneBank	283,890	4,122
*	Citizens Inc.	608,353	4,052
	StellarOne Corp.	314,597	4,017
	Renasant Corp.	278,098	3,991
*	CNA Surety Corp.	245,878	3,951
	Southside Bancshares Inc.	196,024	3,850
	SWS Group Inc.	405,066	3,848
	First Financial Corp.	145,962	3,767
	Berkshire Hills Bancorp Inc.	193,220	3,764
	Univest Corp. of Pennsylvania	217,272	3,763
	First Busey Corp.	829,284	3,757
*,^	Federal Home Loan Mortgage Corp.	9,002,452	3,718
*	First Industrial Realty Trust Inc.	769,708	3,710
*	Pennymac Mortgage Investment Trust	232,753	3,701
	Capital Southwest Corp.	41,631	3,660
	Kite Realty Group Trust	875,520	3,660
*	FPIC Insurance Group Inc.	141,249	3,623

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Duff & Phelps Corp. Class A	284,635	3,595
*	eHealth Inc.	308,026	3,502
	Cardinal Financial Corp.	378,730	3,499
	Bancfirst Corp.	95,678	3,491
*	TradeStation Group Inc.	516,864	3,489
	Bank Mutual Corp.	608,861	3,458
	Colony Financial Inc.	203,503	3,439
	State Auto Financial Corp.	221,033	3,428
	1st Source Corp.	202,223	3,422
	Northfield Bancorp Inc.	260,603	3,383
*	Phoenix Cos. Inc.	1,599,508	3,375
	Arrow Financial Corp.	143,994	3,326
	CapLease Inc.	717,914	3,310
	Oppenheimer Holdings Inc. Class A	137,813	3,301
	Southwest Bancorp Inc.	247,716	3,292
	First Community Bancshares Inc.	221,945	3,260
	Washington Trust Bancorp Inc.	189,284	3,225
	Territorial Bancorp Inc.	169,838	3,218
	Westfield Financial Inc.	381,070	3,174
	Republic Bancorp Inc.	141,231	3,164
	Trico Bancshares	186,411	3,156
	Union First Market Bankshares Corp.	252,137	3,091
	Winthrop Realty Trust	240,606	3,082
	Sterling Bancorp	337,844	3,041
	CoBiz Financial Inc.	459,319	3,027
	First Bancorp	208,578	3,022
*	United America Indemnity Ltd. Class A	404,504	2,977
	Urstadt Biddle Properties Inc. Class A	183,581	2,961
*	International Assets Holding Corp.	182,607	2,922
	SeaBright Holdings Inc.	300,904	2,853
	WSFS Financial Corp.	78,629	2,825
	Westwood Holdings Group Inc.	79,406	2,791
^	NorthStar Realty Finance Corp.	1,042,938	2,785
	Camden National Corp.	100,763	2,768
	Heartland Financial USA Inc.	158,792	2,744
	United Financial Bancorp Inc.	200,797	2,741
*,^	Ambac Financial Group Inc.	3,987,725	2,672
*	FBR Capital Markets Corp.	798,558	2,659
*	Gleacher & Co. Inc.	1,037,516	2,646
	Home Federal Bancorp Inc.	208,612	2,635
	First Financial Holdings Inc.	229,265	2,625
	Presidential Life Corp.	287,385	2,615
*	NewStar Financial Inc.	409,418	2,604
	Lakeland Bancorp Inc.	297,763	2,537
	Calamos Asset Management Inc. Class A	272,375	2,528
	First Merchants Corp.	295,623	2,507
	Advance America Cash Advance Centers Inc.	598,961	2,474
	GAMCO Investors Inc.	66,090	2,459
	CreXus Investment Corp.	188,973	2,349
	Wilshire Bancorp Inc.	265,407	2,322
	Baldwin & Lyons Inc.	109,294	2,296
	Stewart Information Services Corp.	253,262	2,284
	Great Southern Bancorp Inc.	111,632	2,267
*	Avatar Holdings Inc.	118,168	2,266
	Abington Bancorp Inc.	248,386	2,166
	Consolidated-Tomoka Land Co.	75,685	2,157
	ViewPoint Financial Group	155,734	2,157
	NGP Capital Resources Co.	300,267	2,153
	First Mercury Financial Corp.	202,694	2,144
^	Life Partners Holdings Inc.	103,064	2,109
	BankFinancial Corp.	252,654	2,100
*	First Marblehead Corp.	888,414	2,088
	ESSA Bancorp Inc.	161,683	1,990
*	Flagstar Bancorp Inc.	633,691	1,990

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	LaBranche & Co. Inc.	455,918	1,951
	Kansas City Life Insurance Co.	64,590	1,910
	MainSource Financial Group Inc.	265,525	1,904
	National Interstate Corp.	93,745	1,858
*	RAIT Financial Trust	981,882	1,836
	Citizens & Northern Corp.	168,474	1,803
	Ames National Corp.	91,743	1,793
	Capital City Bank Group Inc.	141,857	1,756
	Donegal Group Inc. Class A	138,184	1,698
	EMC Insurance Group Inc.	72,695	1,594
*	Meridian Interstate Bancorp Inc.	138,794	1,513
	Rockville Financial Inc.	122,145	1,455
*	Penson Worldwide Inc.	247,535	1,396
	Student Loan Corp.	55,425	1,335
	Roma Financial Corp.	107,189	1,164
	Universal Insurance Holdings Inc.	238,997	999
	First Financial Northwest Inc.	235,858	934
*	Asset Acceptance Capital Corp.	210,920	873
	Urstadt Biddle Properties Inc.	57,942	809
	South Financial Group Inc.	2,954,134	805
	NASB Financial Inc.	43,229	655
*	Crawford & Co. Class B	188,314	595
*,^	First BanCorp	1,099,322	583
^	CompuCredit Holdings Corp.	147,088	582
*	Crawford & Co. Class A	208,576	511
*,^	Doral Financial Corp.	172,574	421
*	Teton Advisors Inc. Class A	632	6
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			3,760,860
Health Care (11.6%)
*	Valeant Pharmaceuticals International	1,082,521	56,605
*	Mednax Inc.	652,418	36,281
*	United Therapeutics Corp.	719,782	35,133
	PerkinElmer Inc.	1,619,412	33,473
*	Thoratec Corp.	751,855	32,127
*	Salix Pharmaceuticals Ltd.	769,624	30,038
	Teleflex Inc.	551,713	29,947
*	Tenet Healthcare Corp.	6,675,313	28,971
*	VCA Antech Inc.	1,128,737	27,948
*	Health Management Associates Inc. Class A	3,465,701	26,928
*	BioMarin Pharmaceutical Inc.	1,403,073	26,602
	Hill-Rom Holdings Inc.	872,138	26,539
	STERIS Corp.	820,310	25,495
	Cooper Cos. Inc.	634,134	25,232
	Owens & Minor Inc.	873,223	24,782
*	Psychiatric Solutions Inc.	741,138	24,250
*	Healthsouth Corp.	1,294,459	24,219
*	LifePoint Hospitals Inc.	760,996	23,895
*	AMERIGROUP Corp.	708,235	23,003
*	American Medical Systems Holdings Inc.	1,031,986	22,828
*	ev3 Inc.	1,015,259	22,752
*	HMS Holdings Corp.	374,858	20,325
*	Emergency Medical Services Corp. Class A	410,069	20,106
*	Sirona Dental Systems Inc.	572,803	19,956
*	NuVasive Inc.	538,352	19,090
*	Onyx Pharmaceuticals Inc.	864,704	18,669
*	Haemonetics Corp.	348,456	18,649
*	Immucor Inc.	968,210	18,444
*	Regeneron Pharmaceuticals Inc.	825,759	18,431
*	Dionex Corp.	245,085	18,249
*	Incyte Corp. Ltd.	1,643,137	18,190
	Medicis Pharmaceutical Corp. Class A	824,269	18,035
*	Catalyst Health Solutions Inc.	522,219	18,017
*	Talecris Biotherapeutics Holdings Corp.	849,949	17,934

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Parexel International Corp.	804,885	17,450
*	Magellan Health Services Inc.	478,592	17,382
*	Brookdale Senior Living Inc.	1,157,828	17,367
*	PSS World Medical Inc.	816,454	17,268
*,^	Amedisys Inc.	392,610	17,263
	Chemed Corp.	315,684	17,249
	Masimo Corp.	723,141	17,218
	West Pharmaceutical Services Inc.	458,617	16,735
*	Cubist Pharmaceuticals Inc.	805,622	16,596
*	Acorda Therapeutics Inc.	529,660	16,478
*	Alkermes Inc.	1,311,133	16,324
	Quality Systems Inc.	278,058	16,125
*	Nektar Therapeutics	1,291,052	15,622
*	Auxilium Pharmaceuticals Inc.	654,921	15,391
*	Centene Corp.	711,819	15,304
*	Allscripts-Misys Healthcare Solutions Inc.	911,989	14,683
*	Seattle Genetics Inc.	1,183,583	14,191
*	Eclipsys Corp.	793,563	14,157
*	Impax Laboratories Inc.	735,704	14,023
*	WellCare Health Plans Inc.	586,570	13,925
*	MedAssets Inc.	589,412	13,604
*	Volcano Corp.	608,344	13,274
*	Cepheid Inc.	818,906	13,119
*	Par Pharmaceutical Cos. Inc.	484,727	12,584
*	Isis Pharmaceuticals Inc.	1,297,420	12,416
*	Odyssey HealthCare Inc.	459,970	12,290
*	Viropharma Inc.	1,075,922	12,061
*	Pharmasset Inc.	440,886	12,054
*	Theravance Inc.	943,670	11,862
*	Savient Pharmaceuticals Inc.	924,931	11,654
*	Align Technology Inc.	783,226	11,647
*,^	athenahealth Inc.	443,155	11,580
*	Bruker Corp.	911,260	11,081
*	Integra LifeSciences Holdings Corp.	298,607	11,048
*	Martek Biosciences Corp.	462,027	10,955
*	inVentiv Health Inc.	422,152	10,807
*,^	Vivus Inc.	1,117,107	10,724
*	Healthspring Inc.	679,019	10,532
*	Gentiva Health Services Inc.	388,829	10,502
*	Phase Forward Inc.	603,982	10,074
*	AMAG Pharmaceuticals Inc.	291,400	10,010
	Meridian Bioscience Inc.	563,736	9,583
	PDL BioPharma Inc.	1,661,455	9,337
*	Cyberonics Inc.	385,745	9,134
*	Globe Specialty Metals Inc.	875,753	9,047
*	Wright Medical Group Inc.	538,174	8,939
*	Questcor Pharmaceuticals Inc.	846,692	8,645
*	Immunogen Inc.	922,241	8,549
	Invacare Corp.	411,741	8,539
*	Luminex Corp.	522,180	8,470
	Analogic Corp.	178,723	8,134
*	MWI Veterinary Supply Inc.	161,058	8,095
*	Zoll Medical Corp.	296,437	8,033
	Landauer Inc.	130,306	7,933
*	Neogen Corp.	296,729	7,730
*	Bio-Reference Labs Inc.	346,662	7,685
*	Amsurg Corp. Class A	428,816	7,641
*	Orthofix International NV	238,001	7,628
*	DexCom Inc.	653,259	7,552
*	Conmed Corp.	404,468	7,535
*	Celera Corp.	1,137,871	7,453
*	RehabCare Group Inc.	341,129	7,430
*	Alnylam Pharmaceuticals Inc.	493,709	7,415
*	Greatbatch Inc.	321,967	7,183

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Halozyme Therapeutics Inc.	1,017,941	7,166
*	Kindred Healthcare Inc.	542,587	6,967
*	Insulet Corp.	459,590	6,917
*,^	Geron Corp.	1,353,078	6,792
*	Hanger Orthopedic Group Inc.	373,771	6,713
*	Universal American Corp.	465,227	6,699
*,^	Enzon Pharmaceuticals Inc.	628,741	6,696
*	Allos Therapeutics Inc.	1,082,305	6,635
*	Abaxis Inc.	306,589	6,570
*	Momenta Pharmaceuticals Inc.	526,737	6,458
*	Natus Medical Inc.	394,207	6,422
*	InterMune Inc.	683,831	6,394
*	Conceptus Inc.	405,224	6,313
*	PharMerica Corp.	425,138	6,233
*	LHC Group Inc.	217,610	6,039
*,^	MannKind Corp.	941,562	6,017
*	Merit Medical Systems Inc.	370,432	5,953
*	Affymetrix Inc.	986,626	5,821
*	IPC The Hospitalist Co. Inc.	225,364	5,657
*	ICU Medical Inc.	175,134	5,634
	Computer Programs & Systems Inc.	137,076	5,609
*	Healthways Inc.	470,033	5,603
*	Medicines Co.	734,035	5,586
*	SonoSite Inc.	201,398	5,460
*	Ardea Biosciences Inc.	259,872	5,343
*,^	Emeritus Corp.	327,047	5,334
*	eResearchTechnology Inc.	673,174	5,305
*	NxStage Medical Inc.	356,949	5,297
*	Omnicell Inc.	448,654	5,245
*	Triple-S Management Corp. Class B	282,689	5,244
*	Symmetry Medical Inc.	497,111	5,240
*	Select Medical Holdings Corp.	772,376	5,237
*	Targacept Inc.	269,195	5,204
*	Rigel Pharmaceuticals Inc.	719,514	5,180
*	Exelixis Inc.	1,490,979	5,174
*	Micromet Inc.	824,856	5,147
*	NPS Pharmaceuticals Inc.	798,850	5,145
*	Angiodynamics Inc.	341,062	5,031
*,^	Metabolix Inc.	343,611	4,917
*	Sun Healthcare Group Inc.	607,397	4,908
*,^	Sequenom Inc.	813,760	4,809
*	Air Methods Corp.	154,775	4,605
*	Molina Healthcare Inc.	159,725	4,600
*	Emergent Biosolutions Inc.	278,106	4,544
*	Accuray Inc.	681,536	4,519
*	Quidel Corp.	341,055	4,328
*	ABIOMED Inc.	442,364	4,282
*	Inspire Pharmaceuticals Inc.	856,776	4,275
*	Genoptix Inc.	240,990	4,145
*	Somanetics Corp.	165,809	4,137
*	Almost Family Inc.	114,330	3,994
*,^	Arena Pharmaceuticals Inc.	1,287,265	3,952
*	Assisted Living Concepts Inc. Class A	133,130	3,939
*,^	Medivation Inc.	442,147	3,909
*,^	Protalix BioTherapeutics Inc.	616,975	3,770
*	Nabi Biopharmaceuticals	687,345	3,739
*	XenoPort Inc.	380,292	3,731
*	Lexicon Pharmaceuticals Inc.	2,911,891	3,727
*,^	SIGA Technologies Inc.	480,285	3,698
*	Medidata Solutions Inc.	237,007	3,671
	National Healthcare Corp.	104,561	3,603
*	SurModics Inc.	218,027	3,578
*	Res-Care Inc.	368,268	3,557
*	Cross Country Healthcare Inc.	385,308	3,464

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Corvel Corp.	100,594	3,399
*	AMN Healthcare Services Inc.	452,999	3,388
*,^	Clinical Data Inc.	265,332	3,301
	Cantel Medical Corp.	197,519	3,299
*	Kensey Nash Corp.	136,562	3,238
*,^	Cell Therapeutics Inc.	8,555,358	3,209
*,^	MAKO Surgical Corp.	256,925	3,199
*,^	Opko Health Inc.	1,400,414	3,165
*	Zymogenetics Inc.	745,463	3,146
	Atrion Corp.	21,895	2,957
*	Dyax Corp.	1,254,843	2,848
*	OraSure Technologies Inc.	605,602	2,804
*	ATS Medical Inc.	700,648	2,782
*	Pain Therapeutics Inc.	499,195	2,776
*,^	Cadence Pharmaceuticals Inc.	385,388	2,702
*	Palomar Medical Technologies Inc.	238,324	2,667
*	AGA Medical Holdings Inc.	209,017	2,652
*	MAP Pharmaceuticals Inc.	200,822	2,635
*	Durect Corp.	1,075,596	2,614
	Ensign Group Inc.	157,761	2,606
*,^	Genomic Health Inc.	198,598	2,568
*	IRIS International Inc.	250,412	2,539
*	Arqule Inc.	589,181	2,533
*	Idenix Pharmaceuticals Inc.	505,555	2,528
*	Obagi Medical Products Inc.	213,305	2,521
*,^	MELA Sciences Inc.	327,665	2,438
*	Vital Images Inc.	188,934	2,409
*	Progenics Pharmaceuticals Inc.	439,544	2,409
*	Synovis Life Technologies Inc.	155,303	2,373
*	Pozen Inc.	331,252	2,322
*	Kendle International Inc.	196,204	2,260
*	Akorn Inc.	752,859	2,236
*	RTI Biologics Inc.	757,371	2,219
*	Clarient Inc.	707,926	2,180
*	Ligand Pharmaceuticals Inc. Class B	1,464,700	2,138
*	Maxygen Inc.	382,308	2,114
*	Sangamo Biosciences Inc.	555,813	2,062
*,^	Orexigen Therapeutics Inc.	490,059	2,058
*	CryoLife Inc.	375,709	2,025
*	Exactech Inc.	115,742	1,977
*	Medcath Corp.	249,313	1,960
*	Sunrise Senior Living Inc.	696,860	1,937
*	Enzo Biochem Inc.	474,647	1,932
*	Skilled Healthcare Group Inc.	282,347	1,917
*	TomoTherapy Inc.	596,673	1,897
*,^	Stereotaxis Inc.	558,198	1,848
*	Orthovita Inc.	902,695	1,832
*	CardioNet Inc.	316,261	1,733
*	Alliance HealthCare Services Inc.	396,152	1,600
*	Albany Molecular Research Inc.	307,446	1,589
*,^	Biotime Inc.	257,218	1,584
*	Affymax Inc.	257,593	1,540
*	Cynosure Inc. Class A	135,427	1,459
*,^	China Biologic Products Inc.	130,689	1,436
*,^	Osiris Therapeutics Inc.	227,225	1,320
*	Cypress Bioscience Inc.	531,644	1,223
*	Biospecifics Technologies Corp.	61,139	1,215
*	Caraco Pharmaceutical Laboratories Ltd.	135,565	640
*	Sucampo Pharmaceuticals Inc. Class A	110,149	389
			2,067,690
Industrials (16.0%)
*	UAL Corp.	2,323,205	47,765
*	Continental Airlines Inc. Class B	1,929,270	42,444
*	Oshkosh Corp.	1,242,093	38,704

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Waste Connections Inc.	1,036,577	36,166
*	BE Aerospace Inc.	1,347,189	34,259
	TransDigm Group Inc.	646,002	32,965
	Snap-On Inc.	801,050	32,771
	Gardner Denver Inc.	724,265	32,295
	IDEX Corp.	1,120,980	32,026
*	Corrections Corp. of America	1,608,573	30,692
	Carlisle Cos. Inc.	834,856	30,163
	Lincoln Electric Holdings Inc.	591,536	30,162
	Timken Co.	1,142,318	29,689
	Hubbell Inc. Class B	729,233	28,943
	Kennametal Inc.	1,131,327	28,770
	Regal-Beloit Corp.	510,847	28,495
*	WABCO Holdings Inc.	888,979	27,985
	Lennox International Inc.	663,961	27,601
*	Kirby Corp.	711,902	27,230
	Landstar System Inc.	697,130	27,181
	Wabtec Corp.	660,386	26,343
*	Thomas & Betts Corp.	729,636	25,318
	Towers Watson & Co. Class A	650,739	25,281
	CLARCOR Inc.	699,701	24,853
*	GrafTech International Ltd.	1,672,091	24,446
	Nordson Corp.	422,658	23,703
	Graco Inc.	833,526	23,497
	Toro Co.	472,453	23,207
	Con-way Inc.	746,661	22,415
*	Alaska Air Group Inc.	494,592	22,232
	Baldor Electric Co.	614,184	22,160
	Acuity Brands Inc.	602,341	21,913
*	Clean Harbors Inc.	327,063	21,720
*	EMCOR Group Inc.	917,730	21,264
	Valmont Industries Inc.	291,754	21,199
	Crane Co.	690,625	20,864
*	Hexcel Corp.	1,343,977	20,845
	Woodward Governor Co.	806,766	20,597
	Watsco Inc.	349,361	20,235
*	Genesee & Wyoming Inc. Class A	533,971	19,922
*	WESCO International Inc.	587,839	19,793
*	Esterline Technologies Corp.	413,181	19,605
	Trinity Industries Inc.	1,097,851	19,454
*	Teledyne Technologies Inc.	499,494	19,270
*	US Airways Group Inc.	2,233,359	19,229
*	General Cable Corp.	720,863	19,211
*	JetBlue Airways Corp.	3,437,389	18,871
	Curtiss-Wright Corp.	634,822	18,435
*	United Stationers Inc.	332,843	18,130
	Actuant Corp. Class A	940,380	17,707
	Knight Transportation Inc.	865,319	17,514
*	Moog Inc. Class A	542,710	17,492
	HNI Corp.	624,947	17,242
	UTi Worldwide Inc.	1,392,539	17,240
	GATX Corp.	638,690	17,040
	Alexander & Baldwin Inc.	569,770	16,968
*	Atlas Air Worldwide Holdings Inc.	356,348	16,927
	Brady Corp. Class A	676,994	16,871
	AO Smith Corp.	348,729	16,805
*	Tetra Tech Inc.	854,656	16,760
	Manitowoc Co. Inc.	1,811,492	16,557
*	ArvinMeritor Inc.	1,207,224	15,815
*,^	American Superconductor Corp.	589,574	15,736
*	HUB Group Inc. Class A	519,309	15,584
	Triumph Group Inc.	231,330	15,414
	Kaydon Corp.	464,639	15,268
*	Geo Group Inc.	715,135	14,839

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Dollar Thrifty Automotive Group Inc.	344,626	14,685
	Werner Enterprises Inc.	650,106	14,231
	Belden Inc.	646,711	14,228
	Herman Miller Inc.	737,635	13,919
*	Avis Budget Group Inc.	1,412,880	13,874
*	Old Dominion Freight Line Inc.	388,138	13,639
*	EnerSys	636,475	13,601
	Simpson Manufacturing Co. Inc.	548,590	13,468
	Applied Industrial Technologies Inc.	529,071	13,396
	Deluxe Corp.	711,544	13,341
*	Middleby Corp.	244,206	12,989
	Rollins Inc.	620,965	12,848
	Mueller Industries Inc.	522,108	12,844
	ABM Industries Inc.	610,582	12,792
	Brink's Co.	662,953	12,616
*	Orbital Sciences Corp.	790,240	12,462
	Corporate Executive Board Co.	474,055	12,453
	Briggs & Stratton Corp.	693,902	11,810
	Mine Safety Appliances Co.	474,180	11,750
	Watts Water Technologies Inc. Class A	409,590	11,739
*	USG Corp.	965,224	11,660
	Granite Construction Inc.	482,785	11,384
*	Beacon Roofing Supply Inc.	629,857	11,350
*	Insituform Technologies Inc. Class A	539,537	11,050
	Heartland Express Inc.	755,439	10,969
	Forward Air Corp.	401,998	10,954
*	II-VI Inc.	361,741	10,718
	Barnes Group Inc.	648,572	10,630
*	CoStar Group Inc.	271,424	10,531
	Healthcare Services Group Inc.	535,427	10,146
*	DigitalGlobe Inc.	376,065	9,891
	Otter Tail Corp.	497,457	9,616
	American Science & Engineering Inc.	124,889	9,518
	Skywest Inc.	777,918	9,506
	ESCO Technologies Inc.	366,844	9,446
*	Advisory Board Co.	215,554	9,260
	Quanex Building Products Corp.	524,953	9,076
*	AAR Corp.	540,112	9,041
*	DynCorp International Inc. Class A	507,935	8,899
*,^	A123 Systems Inc.	936,610	8,832
*	Korn/Ferry International	635,135	8,828
*	Resources Connection Inc.	644,186	8,761
*	RBC Bearings Inc.	301,503	8,741
*	Griffon Corp.	783,735	8,668
	Knoll Inc.	651,231	8,655
*	AirTran Holdings Inc.	1,777,463	8,621
	Robbins & Myers Inc.	388,203	8,440
*	Armstrong World Industries Inc.	278,932	8,418
*	GeoEye Inc.	264,789	8,246
	Allegiant Travel Co. Class A	192,317	8,210
*	Mobile Mini Inc.	503,669	8,200
*	Stanley Inc.	217,406	8,127
	Cubic Corp.	222,607	8,098
	Steelcase Inc. Class A	1,031,764	7,996
*	SYKES Enterprises Inc.	559,447	7,961
	Mueller Water Products Inc. Class A	2,141,520	7,945
	Tennant Co.	234,741	7,939
	HEICO Corp.	220,440	7,918
	Kaman Corp.	357,892	7,917
	Franklin Electric Co. Inc.	272,803	7,862
	Administaff Inc.	324,530	7,841
*	EnPro Industries Inc.	277,390	7,809
*	Interline Brands Inc.	451,545	7,807
*	United Rentals Inc.	835,141	7,784

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Seaboard Corp.	5,140	7,761
*	Polypore International Inc.	338,924	7,707
*	Macquarie Infrastructure Co. LLC	597,389	7,641
	Badger Meter Inc.	197,417	7,638
	Raven Industries Inc.	225,102	7,588
*	Astec Industries Inc.	266,070	7,378
	Ameron International Corp.	121,562	7,334
*,^	EnerNOC Inc.	233,005	7,326
	Universal Forest Products Inc.	241,014	7,305
*	Navigant Consulting Inc.	693,502	7,199
	Interface Inc. Class A	667,067	7,164
*	Ceradyne Inc.	335,104	7,161
	McGrath Rentcorp	313,813	7,149
	Arkansas Best Corp.	333,694	6,924
*	TrueBlue Inc.	611,173	6,839
*	Argon ST Inc.	197,198	6,762
*	Layne Christensen Co.	269,732	6,546
*	Consolidated Graphics Inc.	147,492	6,378
	AZZ Inc.	171,524	6,307
	Bowne & Co. Inc.	556,694	6,246
*	Exponent Inc.	189,741	6,208
	Albany International Corp.	383,239	6,205
	NACCO Industries Inc. Class A	69,680	6,185
*	Chart Industries Inc.	395,540	6,163
*	Tutor Perini Corp.	370,596	6,107
	CIRCOR International Inc.	235,933	6,035
*,^	Genco Shipping & Trading Ltd.	396,421	5,942
*	MasTec Inc.	628,904	5,912
*	Kforce Inc.	458,889	5,851
	John Bean Technologies Corp.	383,357	5,846
*	Blount International Inc.	563,132	5,783
	Tredegar Corp.	352,806	5,758
*	ICF International Inc.	234,805	5,619
	Aircastle Ltd.	715,019	5,613
*	Huron Consulting Group Inc.	285,914	5,550
*	Kelly Services Inc. Class A	371,965	5,531
	Lindsay Corp.	173,259	5,491
	Heidrick & Struggles International Inc.	236,968	5,408
	Ennis Inc.	358,503	5,381
	G&K Services Inc. Class A	257,771	5,323
	EnergySolutions Inc.	1,042,484	5,306
*	Cornell Cos. Inc.	197,379	5,304
*	Orion Marine Group Inc.	371,720	5,278
*	Amerco Inc.	95,191	5,240
	Gorman-Rupp Co.	208,736	5,229
	Comfort Systems USA Inc.	530,674	5,126
	Federal Signal Corp.	838,543	5,065
	Viad Corp.	285,260	5,035
*	Waste Services Inc.	417,395	4,867
	TAL International Group Inc.	212,968	4,785
*	Ladish Co. Inc.	209,737	4,765
*	Marten Transport Ltd.	227,226	4,722
*	School Specialty Inc.	260,670	4,710
	Encore Wire Corp.	255,874	4,654
*	Dycom Industries Inc.	543,212	4,644
	Titan International Inc.	465,216	4,638
	Great Lakes Dredge & Dock Corp.	772,118	4,633
*,^	Harbin Electric Inc.	277,942	4,628
*	KAR Auction Services Inc.	374,045	4,627
*	Rush Enterprises Inc. Class A	345,687	4,618
*	MYR Group Inc.	275,080	4,591
	Cascade Corp.	128,544	4,577
*	Aerovironment Inc.	209,297	4,548
*	ATC Technology Corp.	278,376	4,487

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Dolan Co.	400,216	4,450
*	RSC Holdings Inc.	717,926	4,430
*	American Reprographics Co.	507,189	4,428
	Standex International Corp.	173,242	4,392
*	M&F Worldwide Corp.	161,025	4,364
*	Cenveo Inc.	775,001	4,255
	Apogee Enterprises Inc.	388,395	4,206
	AAON Inc.	179,241	4,178
*	Celadon Group Inc.	292,489	4,136
	Sun Hydraulics Corp.	176,251	4,135
*	CBIZ Inc.	649,724	4,132
*	Force Protection Inc.	971,258	3,982
*	SFN Group Inc.	716,791	3,914
*	Michael Baker Corp.	111,112	3,878
	HEICO Corp. Class A	142,181	3,832
*	Gibraltar Industries Inc.	377,982	3,818
*	ACCO Brands Corp.	757,633	3,781
	FreightCar America Inc.	165,856	3,752
*	Hawaiian Holdings Inc.	715,293	3,698
*	LB Foster Co. Class A	141,062	3,656
*	Trex Co. Inc.	181,940	3,655
*,^	Eagle Bulk Shipping Inc.	861,553	3,636
*	Vicor Corp.	290,679	3,631
*	Columbus McKinnon Corp.	252,024	3,521
	US Ecology Inc.	241,451	3,518
	Applied Signal Technology Inc.	175,449	3,448
*	Colfax Corp.	330,100	3,436
*	Pacer International Inc.	484,547	3,387
*	3D Systems Corp.	269,720	3,385
*	RailAmerica Inc.	340,063	3,373
*	Saia Inc.	220,379	3,306
*	Team Inc.	249,876	3,261
*,^	Capstone Turbine Corp.	3,259,495	3,194
*	Taser International Inc.	817,398	3,188
	Schawk Inc. Class A	208,716	3,120
*	Powell Industries Inc.	112,173	3,067
*	GenCorp Inc.	693,870	3,039
*	Standard Parking Corp.	191,927	3,038
*	Greenbrier Cos. Inc.	266,977	2,990
*	American Commercial Lines Inc.	132,343	2,979
*	Kadant Inc.	170,389	2,968
*	H&E Equipment Services Inc.	387,976	2,906
*	Fushi Copperweld Inc.	352,280	2,882
*	CRA International Inc.	152,676	2,875
	Dynamic Materials Corp.	178,909	2,870
	CDI Corp.	184,162	2,860
*	Republic Airways Holdings Inc.	454,587	2,778
*	Sterling Construction Co. Inc.	206,914	2,677
*	Innerworkings Inc.	379,942	2,595
	Houston Wire & Cable Co.	232,805	2,526
	Ampco-Pittsburgh Corp.	120,664	2,513
*	Northwest Pipe Co.	128,236	2,436
*	Titan Machinery Inc.	185,091	2,430
*	Pike Electric Corp.	255,817	2,410
	Ducommun Inc.	137,758	2,356
*,^	Ener1 Inc.	672,692	2,274
	American Woodmark Corp.	127,621	2,182
*	Metalico Inc.	548,111	2,181
*	Tecumseh Products Co. Class A	194,112	2,159
*,^	YRC Worldwide Inc.	14,168,529	2,125
*,^	Broadwind Energy Inc.	740,630	2,074
*	APAC Customer Services Inc.	363,115	2,070
*	Patriot Transportation Holding Inc.	25,549	2,067
*	Sauer-Danfoss Inc.	167,914	2,052

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Aceto Corp.	349,761	2,004
	Kimball International Inc. Class B	354,413	1,960
*	Furmanite Corp.	483,700	1,920
*,^	Lihua International Inc.	218,598	1,858
*,^	Mistras Group Inc.	166,865	1,789
*	Volt Information Sciences Inc.	202,658	1,702
	Horizon Lines Inc. Class A	400,426	1,694
*	FuelCell Energy Inc.	1,432,213	1,690
*,^	Energy Recovery Inc.	417,781	1,671
	American Railcar Industries Inc.	133,082	1,608
*,^	SmartHeat Inc.	272,752	1,557
*,^	RINO International Corp.	119,299	1,492
*	Fuel Tech Inc.	234,921	1,485
*	Hill International Inc.	349,988	1,421
*	Rush Enterprises Inc. Class B	115,181	1,342
*	Universal Truckload Services Inc.	88,588	1,234
*	TBS International PLC Class A	194,556	1,193
*	Argan Inc.	103,847	1,083
*,^	China Fire & Security Group Inc.	112,734	1,035
	Preformed Line Products Co.	32,668	913
*,^	Duoyuan Printing Inc.	106,232	820
*,^	Valence Technology Inc.	873,298	629
	Standard Register Co.	150,861	474
*	Tecumseh Products Co. Class B	34,229	378
			2,844,199
Information Technology (17.6%)
*	Skyworks Solutions Inc.	2,438,454	40,942
*	MICROS Systems Inc.	1,105,230	35,224
	Solera Holdings Inc.	968,933	35,075
*	Polycom Inc.	1,167,441	34,778
*	Itron Inc.	557,229	34,448
*,^	WebMD Health Corp.	702,185	32,602
*	CommScope Inc.	1,307,413	31,077
*	Atmel Corp.	6,292,699	30,205
*	JDS Uniphase Corp.	3,040,264	29,916
*	Informatica Corp.	1,241,074	29,637
*	Varian Semiconductor Equipment Associates Inc.	1,031,610	29,566
*	VistaPrint NV	602,491	28,612
*	Rambus Inc.	1,604,248	28,106
*	TIBCO Software Inc.	2,310,866	27,869
*	Novell Inc.	4,815,850	27,354
	Jack Henry & Associates Inc.	1,113,770	26,597
*	QLogic Corp.	1,580,334	26,265
*	Atheros Communications Inc.	953,376	26,256
	National Instruments Corp.	815,350	25,912
*	Parametric Technology Corp.	1,625,564	25,473
*	Compuware Corp.	3,153,696	25,166
*	Tech Data Corp.	705,939	25,146
	Diebold Inc.	919,959	25,069
*	Concur Technologies Inc.	582,579	24,864
*,^	Gartner Inc.	1,064,209	24,743
*	Silicon Laboratories Inc.	605,392	24,555
*	PMC - Sierra Inc.	3,172,619	23,858
*	Cybersource Corp.	929,253	23,724
*	Teradyne Inc.	2,426,173	23,655
*,^	Rackspace Hosting Inc.	1,288,141	23,624
*	Riverbed Technology Inc.	827,291	22,850
	CoreLogic Inc.	1,289,642	22,775
*	VeriFone Systems Inc.	1,177,876	22,297
*	Cadence Design Systems Inc.	3,747,678	21,699
*	GSI Commerce Inc.	751,092	21,631
*	NeuStar Inc. Class A	1,032,203	21,284
*	Genpact Ltd.	1,361,505	21,144
*	Cypress Semiconductor Corp.	2,099,059	21,075

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	ADTRAN Inc.	770,961	21,024
*	Netlogic Microsystems Inc.	767,372	20,873
	Intersil Corp. Class A	1,701,449	20,605
*	Zebra Technologies Corp.	802,152	20,351
*	Ariba Inc.	1,238,075	19,723
*,^	MercadoLibre Inc.	366,995	19,286
*	Monster Worldwide Inc.	1,653,896	19,268
	Plantronics Inc.	668,804	19,128
*	Veeco Instruments Inc.	553,563	18,976
*	Vishay Intertechnology Inc.	2,387,981	18,483
*	International Rectifier Corp.	984,987	18,331
*	CACI International Inc. Class A	418,470	17,777
*	Arris Group Inc.	1,741,270	17,744
*	Sohu.com Inc.	419,447	17,235
*	Progress Software Corp.	571,794	17,171
*	Anixter International Inc.	397,956	16,953
*	Microsemi Corp.	1,149,224	16,813
*	Convergys Corp.	1,706,736	16,743
*,^	Blackboard Inc.	439,432	16,404
*	Ciena Corp.	1,283,521	16,275
*	Viasat Inc.	489,389	15,934
*	Quest Software Inc.	879,771	15,871
*	Acxiom Corp.	1,043,910	15,335
*	Omnivision Technologies Inc.	710,752	15,239
*	Hittite Microwave Corp.	335,404	15,006
*	Wright Express Corp.	503,777	14,962
	Sapient Corp.	1,475,043	14,957
*	InterDigital Inc.	603,531	14,901
*	Sanmina-SCI Corp.	1,092,326	14,867
*	Plexus Corp.	551,036	14,735
*	Fairchild Semiconductor International Inc. Class A	1,722,227	14,484
*	Benchmark Electronics Inc.	891,979	14,138
*	Aruba Networks Inc.	986,718	14,051
	Fair Isaac Corp.	644,018	14,033
*	Semtech Corp.	855,593	14,006
	MAXIMUS Inc.	241,267	13,962
*	Lawson Software Inc.	1,907,257	13,923
*	RF Micro Devices Inc.	3,532,407	13,812
*,^	Finisar Corp.	926,367	13,803
*	j2 Global Communications Inc.	627,242	13,699
*	Cirrus Logic Inc.	861,493	13,620
*	SuccessFactors Inc.	649,658	13,506
	Blackbaud Inc.	618,615	13,467
*	Mantech International Corp. Class A	310,965	13,238
*	TriQuint Semiconductor Inc.	2,125,015	12,984
*	Digital River Inc.	536,350	12,824
*,^	Synaptics Inc.	465,216	12,793
*	Cavium Networks Inc.	484,370	12,686
*	CommVault Systems Inc.	560,972	12,622
*	Palm Inc.	2,207,602	12,561
*	ValueClick Inc.	1,156,709	12,365
	Power Integrations Inc.	382,228	12,306
*	MKS Instruments Inc.	653,344	12,231
*	Mentor Graphics Corp.	1,364,734	12,078
*	SRA International Inc. Class A	607,354	11,947
*	Cymer Inc.	395,026	11,867
	Earthlink Inc.	1,489,265	11,855
*	Coherent Inc.	345,376	11,846
*	Blue Coat Systems Inc.	576,272	11,773
	Syntel Inc.	345,867	11,742
*	Comtech Telecommunications Corp.	392,049	11,734
*	JDA Software Group Inc.	532,254	11,699
*	Taleo Corp. Class A	479,092	11,637
*	Integrated Device Technology Inc.	2,301,692	11,393

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Websense Inc.	600,660	11,352
*	Cabot Microelectronics Corp.	327,269	11,320
*	DG FastChannel Inc.	347,351	11,317
*	TiVo Inc.	1,526,391	11,265
*	Tessera Technologies Inc.	696,375	11,177
*	Tekelec	842,887	11,160
*	Advent Software Inc.	231,688	10,880
*	Acme Packet Inc.	404,020	10,860
*	Unisys Corp.	585,460	10,825
*	AsiaInfo Holdings Inc.	490,999	10,733
*	Ultimate Software Group Inc.	325,251	10,688
*	Take-Two Interactive Software Inc.	1,173,502	10,562
*	FEI Co.	525,965	10,367
*	Emulex Corp.	1,124,236	10,320
*	ADC Telecommunications Inc.	1,345,595	9,971
*	MicroStrategy Inc. Class A	128,021	9,613
*	Littelfuse Inc.	303,103	9,581
*	Applied Micro Circuits Corp.	911,564	9,553
*	L-1 Identity Solutions Inc.	1,151,384	9,430
*	Checkpoint Systems Inc.	542,005	9,409
*	Netezza Corp.	675,343	9,239
*	ACI Worldwide Inc.	472,560	9,201
*	Scansource Inc.	368,898	9,197
	Cognex Corp.	523,103	9,196
	AVX Corp.	708,729	9,086
*	CSG Systems International Inc.	494,837	9,070
*	EchoStar Corp. Class A	463,486	8,843
*	SonicWALL Inc.	752,582	8,843
*	DealerTrack Holdings Inc.	528,119	8,688
*	Manhattan Associates Inc.	313,920	8,648
*	Netgear Inc.	480,825	8,578
*	Rofin-Sinar Technologies Inc.	403,886	8,409
*	Amkor Technology Inc.	1,525,698	8,407
*	Insight Enterprises Inc.	638,381	8,401
*	Monolithic Power Systems Inc.	464,738	8,300
*	Euronet Worldwide Inc.	634,046	8,109
*	Volterra Semiconductor Corp.	350,051	8,072
*	DTS Inc.	243,249	7,996
*	SYNNEX Corp.	311,662	7,985
*	Constant Contact Inc.	372,711	7,950
*	ArcSight Inc.	351,107	7,861
*	Infinera Corp.	1,216,675	7,823
*	Universal Display Corp.	433,762	7,799
*	Sonus Networks Inc.	2,859,062	7,748
*,^	OpenTable Inc.	186,363	7,728
	Heartland Payment Systems Inc.	519,189	7,705
*	Diodes Inc.	485,198	7,700
*	Oclaro Inc.	671,041	7,442
*,^	Ebix Inc.	471,752	7,397
	Pegasystems Inc.	230,017	7,386
*,^	Rubicon Technology Inc.	245,078	7,301
*	Harmonic Inc.	1,334,422	7,259
*	SAVVIS Inc.	490,625	7,237
*	Art Technology Group Inc.	2,113,637	7,229
*	Standard Microsystems Corp.	310,053	7,218
*	Entegris Inc.	1,815,211	7,206
*	Net 1 UEPS Technologies Inc.	535,721	7,184
*	Verigy Ltd.	823,003	7,152
*	FormFactor Inc.	658,539	7,112
*	Intermec Inc.	685,210	7,023
*	Lattice Semiconductor Corp.	1,601,483	6,950
*	Brooks Automation Inc.	896,182	6,927
*	Zoran Corp.	724,297	6,910
	United Online Inc.	1,179,700	6,795

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Black Box Corp.	243,568	6,793
*	Sourcefire Inc.	354,738	6,740
*	SolarWinds Inc.	420,099	6,738
	MTS Systems Corp.	228,953	6,640
*	Loral Space & Communications Inc.	155,307	6,635
*	Avid Technology Inc.	520,420	6,625
*,^	Power-One Inc.	979,827	6,614
	Park Electrochemical Corp.	270,866	6,612
*	Forrester Research Inc.	218,222	6,603
*	Stratasys Inc.	267,091	6,560
*	STR Holdings Inc.	344,438	6,475
*	Kulicke & Soffa Industries Inc.	920,332	6,461
*	Tyler Technologies Inc.	413,951	6,425
*	ATMI Inc.	438,209	6,415
*	TNS Inc.	357,005	6,226
*	OSI Systems Inc.	223,869	6,217
*	Cogent Inc.	685,433	6,176
	Micrel Inc.	605,741	6,166
*	Brightpoint Inc.	876,735	6,137
*	Epicor Software Corp.	767,258	6,130
*	Advanced Energy Industries Inc.	496,810	6,106
*	Rogers Corp.	219,031	6,082
*	Electronics for Imaging Inc.	617,782	6,023
*,^	STEC Inc.	453,931	5,701
*	TTM Technologies Inc.	599,617	5,696
*	Netscout Systems Inc.	400,182	5,691
*	Radiant Systems Inc.	392,319	5,673
*	Global Cash Access Holdings Inc.	781,943	5,638
*	TeleTech Holdings Inc.	428,796	5,527
*	EPIQ Systems Inc.	426,729	5,518
*	Bottomline Technologies Inc.	415,504	5,414
	iGate Corp.	421,039	5,398
*	IPG Photonics Corp.	350,218	5,334
*	Synchronoss Technologies Inc.	280,672	5,324
*	Quantum Corp.	2,826,541	5,314
*	RightNow Technologies Inc.	331,343	5,199
*	Ultratech Inc.	314,335	5,114
*	Electro Scientific Industries Inc.	382,727	5,113
	Methode Electronics Inc.	521,301	5,077
*	LoopNet Inc.	408,086	5,032
*	GT Solar International Inc.	897,709	5,027
*	LogMeIn Inc.	188,245	4,938
*	comScore Inc.	294,446	4,850
*	ADPT Corp.	1,671,043	4,829
	NIC Inc.	746,302	4,784
*	Super Micro Computer Inc.	348,943	4,711
*	Actel Corp.	363,516	4,660
*	Isilon Systems Inc.	361,058	4,636
	Sycamore Networks Inc.	276,295	4,592
*	Terremark Worldwide Inc.	586,635	4,582
*	Newport Corp.	503,101	4,558
*	Move Inc.	2,163,069	4,434
	CTS Corp.	471,551	4,357
*	S1 Corp.	724,881	4,357
*,^	China Security & Surveillance Technology Inc.	934,206	4,316
*	infoGROUP Inc.	522,715	4,171
*	Oplink Communications Inc.	290,051	4,156
*	Ixia	481,550	4,136
*	THQ Inc.	938,138	4,053
*	RealNetworks Inc.	1,216,684	4,015
*	FARO Technologies Inc.	212,588	3,978
*	Smith Micro Software Inc.	416,800	3,964
*	Vocus Inc.	255,455	3,903
*	Imation Corp.	423,773	3,894

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Internet Capital Group Inc.	510,000	3,876
*	Anadigics Inc.	873,519	3,809
*	SMART Modular Technologies WWH Inc.	646,938	3,785
	Cohu Inc.	310,536	3,767
*	Supertex Inc.	152,608	3,763
*	ModusLink Global Solutions Inc.	623,776	3,761
*,^	Maxwell Technologies Inc.	328,820	3,749
*	Infospace Inc.	494,140	3,716
*	Silicon Image Inc.	1,047,470	3,677
*	Compellent Technologies Inc.	301,677	3,656
	Daktronics Inc.	484,609	3,635
*,^	Sigma Designs Inc.	362,710	3,631
*	Internet Brands Inc. Class A	351,203	3,628
*	3PAR Inc.	387,828	3,611
*	Perficient Inc.	404,360	3,603
*	Exar Corp.	517,050	3,583
*,^	Rosetta Stone Inc.	156,012	3,582
	Cass Information Systems Inc.	104,193	3,569
	BGC Partners Inc. Class A	692,467	3,538
*	Multi-Fineline Electronix Inc.	141,036	3,520
*	ExlService Holdings Inc.	200,985	3,451
*	Pericom Semiconductor Corp.	355,422	3,412
*	DivX Inc.	431,590	3,306
*	Intevac Inc.	308,485	3,292
*	Hughes Communications Inc.	135,117	3,287
*	NetSuite Inc.	259,902	3,285
*	Seachange International Inc.	388,317	3,196
*	Kenexa Corp.	266,250	3,195
*	Extreme Networks	1,181,147	3,189
*	EMS Technologies Inc.	211,549	3,177
*	Echelon Corp.	426,802	3,128
*	Kopin Corp.	920,038	3,119
*	Knot Inc.	397,720	3,094
*	Rudolph Technologies Inc.	408,541	3,084
*	Symmetricom Inc.	605,102	3,080
*	Fortinet Inc.	187,015	3,075
*	Aviat Networks Inc.	828,334	3,007
	Electro Rent Corp.	232,421	2,973
*	Interactive Intelligence Inc.	179,853	2,955
*	Anaren Inc.	196,319	2,933
*	Comverge Inc.	326,156	2,922
*	ShoreTel Inc.	623,605	2,894
*	IXYS Corp.	326,203	2,884
*	Silicon Graphics International Corp.	400,874	2,838
*	Powerwave Technologies Inc.	1,842,360	2,837
*	UTStarcom Inc.	1,535,374	2,825
*	Monotype Imaging Holdings Inc.	312,760	2,818
	Opnet Technologies Inc.	187,596	2,756
*	Double-Take Software Inc.	260,669	2,734
*	DemandTec Inc.	404,621	2,731
*	Liquidity Services Inc.	207,185	2,685
*	Digi International Inc.	324,128	2,681
*	Internap Network Services Corp.	633,408	2,641
*	Mattson Technology Inc.	694,465	2,632
*,^	Energy Conversion Devices Inc.	635,187	2,604
*	Limelight Networks Inc.	588,333	2,583
*	VASCO Data Security International Inc.	416,303	2,569
*	Ciber Inc.	917,234	2,541
*	Conexant Systems Inc.	1,097,998	2,460
*	Novatel Wireless Inc.	428,256	2,458
*	TeleCommunication Systems Inc. Class A	586,960	2,430
*	Symyx Technologies Inc.	481,615	2,413
*	NCI Inc. Class A	103,620	2,340
*	Ness Technologies Inc.	534,025	2,302

25

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Cogo Group Inc.	351,190	2,191
*,^	China Information Security Technology Inc.	412,957	2,147
	Agilysys Inc.	320,674	2,145
	Renaissance Learning Inc.	142,390	2,092
	Bel Fuse Inc. Class B	126,215	2,084
*	DSP Group Inc.	317,885	2,031
*	Deltek Inc.	230,327	1,921
*,^	Evergreen Solar Inc.	2,737,410	1,867
*,^	Echo Global Logistics Inc.	151,378	1,848
*	BigBand Networks Inc.	599,582	1,811
*	Advanced Analogic Technologies Inc.	566,709	1,808
*	Dice Holdings Inc.	260,343	1,802
*	PROS Holdings Inc.	268,191	1,743
	Technitrol Inc.	543,929	1,719
*	Stamps.com Inc.	161,305	1,653
*	CPI International Inc.	103,725	1,617
*	Integral Systems Inc.	237,975	1,511
*	Trident Microsystems Inc.	991,070	1,407
*	FalconStor Software Inc.	467,345	1,234
*,^	ICx Technologies Inc.	167,321	1,221
*	Opnext Inc.	679,962	1,122
*	TechTarget Inc.	204,400	1,100
	Marchex Inc. Class B	260,850	1,004
*	Archipelago Learning Inc.	87,333	998
*,^	China TransInfo Technology Corp.	134,475	730
	Bel Fuse Inc. Class A	16,208	269
			3,128,034
Materials (5.3%)
	Aptargroup Inc.	941,337	35,601
	Royal Gold Inc.	695,424	33,380
	RPM International Inc.	1,796,075	32,042
	Compass Minerals International Inc.	453,193	31,850
	Packaging Corp. of America	1,429,363	31,475
	Domtar Corp.	597,891	29,386
	Temple-Inland Inc.	1,417,071	29,291
	Cytec Industries Inc.	676,461	27,052
	Rock-Tenn Co. Class A	511,462	25,404
	Huntsman Corp.	2,631,758	22,817
*	Solutia Inc.	1,684,106	22,062
*	WR Grace & Co.	1,002,549	21,094
	Silgan Holdings Inc.	741,893	21,055
	Cabot Corp.	860,682	20,751
	Commercial Metals Co.	1,565,505	20,696
	Carpenter Technology Corp.	610,199	20,033
	Olin Corp.	1,091,537	19,746
	AK Steel Holding Corp.	1,523,529	18,160
*	Coeur d'Alene Mines Corp.	1,128,579	17,809
	Sensient Technologies Corp.	678,152	17,584
*	Hecla Mining Co.	3,354,131	17,509
*	Allied Nevada Gold Corp.	870,226	17,126
*	Rockwood Holdings Inc.	720,523	16,349
	NewMarket Corp.	179,188	15,647
	Eagle Materials Inc.	577,477	14,974
	HB Fuller Co.	674,627	12,811
	Minerals Technologies Inc.	260,371	12,378
*,^	Intrepid Potash Inc.	624,782	12,227
	Schweitzer-Mauduit International Inc.	241,594	12,188
	Schnitzer Steel Industries Inc.	307,503	12,054
*	Louisiana-Pacific Corp.	1,729,197	11,568
	Worthington Industries Inc.	879,367	11,309
*	PolyOne Corp.	1,281,338	10,789
	Arch Chemicals Inc.	348,169	10,703
*	Calgon Carbon Corp.	774,854	10,259
*	OM Group Inc.	424,371	10,125

26

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	RTI International Metals Inc.	416,938	10,052
	Balchem Corp.	388,116	9,703
	Texas Industries Inc.	327,439	9,673
*	Clearwater Paper Corp.	159,352	8,726
*	Ferro Corp.	1,120,318	8,257
	A Schulman Inc.	433,087	8,211
*	Stillwater Mining Co.	674,028	7,832
	Innophos Holdings Inc.	295,536	7,708
	Stepan Co.	110,423	7,556
*	Century Aluminum Co.	834,516	7,369
	Kaiser Aluminum Corp.	211,072	7,318
	AMCOL International Corp.	297,985	7,003
	PH Glatfelter Co.	633,070	6,869
	Deltic Timber Corp.	155,252	6,490
	Koppers Holdings Inc.	284,011	6,385
*	Georgia Gulf Corp.	468,125	6,245
*	Brush Engineered Materials Inc.	280,890	5,612
*	Buckeye Technologies Inc.	538,237	5,355
*	KapStone Paper and Packaging Corp.	472,847	5,268
	Zep Inc.	300,031	5,233
	Haynes International Inc.	168,533	5,196
	Westlake Chemical Corp.	274,809	5,103
*	Horsehead Holding Corp.	601,494	4,547
*	Boise Inc.	820,400	4,504
*	Spartech Corp.	426,745	4,374
*	Wausau Paper Corp.	645,321	4,369
*	Graphic Packaging Holding Co.	1,191,438	3,753
	Neenah Paper Inc.	204,165	3,736
*	Zoltek Cos. Inc.	406,150	3,440
*	Yongye International Inc.	494,579	3,408
	Myers Industries Inc.	416,262	3,368
*	AM Castle & Co.	238,543	3,313
*	Kraton Performance Polymers Inc.	170,914	3,211
*	LSB Industries Inc.	238,943	3,180
*	Innospec Inc.	328,538	3,082
	Olympic Steel Inc.	128,392	2,949
^	Hawkins Inc.	121,260	2,920
*,^	General Moly Inc.	854,865	2,633
*,^	Gulf Resources Inc.	288,297	2,476
	American Vanguard Corp.	301,691	2,392
*	Headwaters Inc.	839,213	2,383
*	Landec Corp.	346,145	2,039
*,^	ShengdaTech Inc.	413,881	1,958
*,^	China Green Agriculture Inc.	203,692	1,829
*,^	China Agritech Inc.	117,127	1,189
*	United States Lime & Minerals Inc.	30,809	1,187
			934,708
Telecommunication Services (0.9%)
*	tw telecom inc Class A	1,978,660	33,004
*	Syniverse Holdings Inc.	961,564	19,664
*	Leap Wireless International Inc.	858,675	11,146
*	AboveNet Inc.	201,372	9,501
*	Cincinnati Bell Inc.	2,788,447	8,393
	NTELOS Holdings Corp.	431,695	7,425
*	PAETEC Holding Corp.	1,819,880	6,206
	Atlantic Tele-Network Inc.	137,409	5,675
	Consolidated Communications Holdings Inc.	329,225	5,600
	Shenandoah Telecommunications Co.	311,793	5,531
*,^	Iridium Communications Inc.	535,625	5,378
	Alaska Communications Systems Group Inc.	616,347	5,233
*	Neutral Tandem Inc.	443,603	4,990
*	Premiere Global Services Inc.	783,331	4,966
*	Global Crossing Ltd.	460,150	4,864
*	Cogent Communications Group Inc.	622,876	4,721

27

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	USA Mobility Inc.	312,313	4,035
*	Cbeyond Inc.	321,680	4,021
*	ICO Global Communications Holdings Ltd.	2,220,131	3,574
*	Vonage Holdings Corp.	1,527,265	3,513
*	General Communication Inc. Class A	432,243	3,281
			160,721
Utilities (3.5%)
	ITC Holdings Corp.	694,913	36,768
	Atmos Energy Corp.	1,289,326	34,863
	Westar Energy Inc.	1,532,061	33,108
	Great Plains Energy Inc.	1,877,394	31,953
	Hawaiian Electric Industries Inc.	1,285,229	29,277
	Piedmont Natural Gas Co. Inc.	1,018,011	25,756
	Nicor Inc.	627,430	25,411
	Vectren Corp.	1,069,014	25,293
	WGL Holdings Inc.	697,292	23,729
	Cleco Corp.	838,640	22,148
	IDACORP Inc.	664,635	22,112
	New Jersey Resources Corp.	574,363	20,218
	Portland General Electric Co.	1,042,289	19,105
*	RRI Energy Inc.	4,901,215	18,576
	Southwest Gas Corp.	626,699	18,488
	South Jersey Industries Inc.	412,876	17,737
	Northwest Natural Gas Co.	368,132	16,039
	Unisource Energy Corp.	498,975	15,059
	Allete Inc.	439,397	15,045
	Avista Corp.	761,286	14,868
	Black Hills Corp.	513,517	14,620
	PNM Resources Inc.	1,202,938	13,449
	NorthWestern Corp.	499,606	13,090
*	El Paso Electric Co.	609,531	11,794
	MGE Energy Inc.	320,769	11,560
	UIL Holdings Corp.	415,714	10,405
	Empire District Electric Co.	531,484	9,976
	California Water Service Group	273,519	9,765
	Laclede Group Inc.	293,235	9,715
	CH Energy Group Inc.	219,108	8,598
	American States Water Co.	257,006	8,517
^	Ormat Technologies Inc.	283,694	8,026
*	Dynegy Inc. Class A	1,413,700	5,443
	SJW Corp.	192,615	4,515
	Chesapeake Utilities Corp.	123,827	3,888
	Middlesex Water Co.	211,726	3,356
	Central Vermont Public Service Corp.	154,358	3,047
	Connecticut Water Service Inc.	118,584	2,493
	Consolidated Water Co. Ltd.	191,764	2,182
*,^	China Natural Gas Inc.	188,657	1,570
			621,562
Total Common Stocks (Cost $17,966,607)			17,716,701

28

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2010

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.5%)
2,3	Vanguard Market Liquidity Fund	0.286%		451,028,126	451,028

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.260%	9/1/10	2,000	2,000
4,5	Fannie Mae Discount Notes	0.300%	9/15/10	2,000	1,999
4,5	Fannie Mae Discount Notes	0.341%	10/20/10	3,000	2,998
4,5	Fannie Mae Discount Notes	0.320%	10/25/10	1,500	1,499
					8,496

Total Temporary Cash Investments (Cost $459,521)					459,524
Total Investments (102.2%) (Cost $18,426,128)					18,176,225
Other Assets and Liabilities—Net (-2.2%)[3]					(389,781)
Net Assets (100%)					17,786,444

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $318,490,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $358,932,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $8,496,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.2%)[1]
Consumer Discretionary (17.3%)
*	Aeropostale Inc.	835,395	23,926
*	Big Lots Inc.	685,294	21,991
	Gentex Corp.	1,151,800	20,709
*	WMS Industries Inc.	484,272	19,008
*	Panera Bread Co. Class A	249,729	18,802
*	Dick's Sporting Goods Inc.	741,226	18,449
*	J Crew Group Inc.	500,751	18,433
	Tractor Supply Co.	299,200	18,242
*	Tempur-Pedic International Inc.	580,371	17,846
*	DreamWorks Animation SKG Inc. Class A	595,503	17,002
*	Fossil Inc.	442,534	15,356
*	Deckers Outdoor Corp.	106,494	15,215
*	Bally Technologies Inc.	457,698	14,825
	Chico's FAS Inc.	1,475,352	14,576
	Phillips-Van Heusen Corp.	307,778	14,241
	John Wiley & Sons Inc. Class A	366,201	14,161
*,^	Lululemon Athletica Inc.	378,305	14,081
	Polaris Industries Inc.	257,055	14,040
*	Warnaco Group Inc.	377,290	13,635
	Sotheby's	554,485	12,681
*	Hanesbrands Inc.	513,920	12,365
*	Live Nation Entertainment Inc.	1,118,344	11,687
*	Gymboree Corp.	248,335	10,606
*	Cheesecake Factory Inc.	475,435	10,583
*	Coinstar Inc.	244,974	10,527
*	Career Education Corp.	452,936	10,427
*	Tenneco Inc.	492,750	10,377
*	Capella Education Co.	124,720	10,146
*	Madison Square Garden Inc. Class A	513,104	10,093
	Aaron's Inc.	577,834	9,864
*,^	Under Armour Inc. Class A	297,555	9,858
*	Life Time Fitness Inc.	308,829	9,818
*	Eastman Kodak Co.	2,226,548	9,663
*	Childrens Place Retail Stores Inc.	204,240	8,991
	Pool Corp.	405,716	8,893
*	JOS A Bank Clothiers Inc.	151,615	8,186
*	Morningstar Inc.	181,164	7,703
	Thor Industries Inc.	321,591	7,638
	PF Chang's China Bistro Inc.	189,982	7,533
*	CROCS Inc.	709,895	7,511
	Matthews International Corp. Class A	251,517	7,364
*,^	Corinthian Colleges Inc.	726,903	7,160
*	Sally Beauty Holdings Inc.	830,712	6,812
*	American Public Education Inc.	151,558	6,623
*	CEC Entertainment Inc.	183,883	6,484
*	Steven Madden Ltd.	202,749	6,391
	CTC Media Inc.	441,256	6,372
*	Valassis Communications Inc.	199,516	6,329
*	Carter's Inc.	240,532	6,314
*	Ulta Salon Cosmetics & Fragrance Inc.	264,710	6,263
	Monro Muffler Brake Inc.	156,176	6,174
*	Pier 1 Imports Inc.	957,639	6,138
*	Gaylord Entertainment Co.	272,455	6,019
	Brunswick Corp.	476,224	5,919
	National CineMedia Inc.	348,939	5,813
*	Hibbett Sports Inc.	237,474	5,690
*	Blue Nile Inc.	119,961	5,648
	Arbitron Inc.	219,795	5,633
*	Texas Roadhouse Inc. Class A	439,075	5,541
*	Talbots Inc.	517,784	5,338
*	Scientific Games Corp. Class A	579,577	5,332

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Buffalo Wild Wings Inc.	142,091	5,198
*	Shutterfly Inc.	193,076	4,626
*	Office Depot Inc.	1,137,750	4,597
*	OfficeMax Inc.	350,490	4,577
*	Lions Gate Entertainment Corp.	633,445	4,421
*	Steiner Leisure Ltd.	114,706	4,409
*	True Religion Apparel Inc.	198,629	4,384
*	Penske Automotive Group Inc.	381,586	4,335
*	Peet's Coffee & Tea Inc.	108,486	4,260
*	Lumber Liquidators Holdings Inc.	180,669	4,215
*	Vail Resorts Inc.	119,995	4,189
*	BJ's Restaurants Inc.	177,343	4,185
*	Papa John's International Inc.	180,047	4,163
*	RCN Corp.	281,053	4,162
*	K12 Inc.	186,870	4,145
*	Interval Leisure Group Inc.	327,631	4,079
*	Dress Barn Inc.	169,581	4,038
*	Citi Trends Inc.	121,649	4,007
*	Grand Canyon Education Inc.	170,102	3,985
*	Universal Technical Institute Inc.	167,901	3,969
*	AnnTaylor Stores Corp.	243,369	3,960
*	Maidenform Brands Inc.	186,393	3,795
*	Vitamin Shoppe Inc.	145,541	3,733
^	Buckle Inc.	114,931	3,726
*	Sonic Corp.	480,567	3,724
*	hhgregg Inc.	159,139	3,711
	National Presto Industries Inc.	39,703	3,687
*	Skechers U.S.A. Inc. Class A	97,580	3,564
*	Shuffle Master Inc.	443,815	3,555
*	DineEquity Inc.	123,682	3,453
^	PetMed Express Inc.	189,214	3,368
*	Rue21 Inc.	110,357	3,348
*	iRobot Corp.	176,543	3,317
	Meredith Corp.	104,870	3,265
*	New York Times Co. Class A	377,038	3,261
*	Exide Technologies	625,723	3,254
*,^	Fuel Systems Solutions Inc.	123,669	3,209
*	Lincoln Educational Services Corp.	150,215	3,093
*	G-III Apparel Group Ltd.	130,595	2,989
*	Wet Seal Inc. Class A	806,352	2,943
*	California Pizza Kitchen Inc.	190,083	2,880
*	Zumiez Inc.	175,212	2,823
*	Knology Inc.	253,928	2,775
*	HSN Inc.	114,388	2,745
*	Pre-Paid Legal Services Inc.	58,157	2,646
	NutriSystem Inc.	115,236	2,644
*	Volcom Inc.	141,201	2,622
	Choice Hotels International Inc.	86,135	2,602
*	Select Comfort Corp.	295,166	2,583
*	American Axle & Manufacturing Holdings Inc.	349,860	2,564
*	K-Swiss Inc. Class A	226,487	2,543
*	Domino's Pizza Inc.	219,903	2,485
*	Bridgepoint Education Inc.	154,925	2,449
*,^	Overstock.com Inc.	133,655	2,415
	Sturm Ruger & Co. Inc.	159,559	2,286
*	Mediacom Communications Corp. Class A	339,634	2,282
*	Sinclair Broadcast Group Inc. Class A	376,211	2,193
*	Warner Music Group Corp.	447,613	2,175
*	Liz Claiborne Inc.	515,282	2,174
*	Denny's Corp.	807,783	2,100
*	99 Cents Only Stores	141,586	2,095
*	SuperMedia Inc.	106,478	1,947
*	CKX Inc.	389,403	1,943
*	AFC Enterprises Inc.	212,909	1,937

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Universal Electronics Inc.	114,576	1,905
	HOT Topic Inc.	370,775	1,884
*	Modine Manufacturing Co.	239,052	1,836
*	Charming Shoppes Inc.	483,696	1,814
*	Coldwater Creek Inc.	539,165	1,812
*	Krispy Kreme Doughnuts Inc.	507,811	1,711
*	Drew Industries Inc.	82,553	1,668
*	Pinnacle Entertainment Inc.	175,944	1,664
	Blyth Inc.	47,804	1,629
	Bebe Stores Inc.	252,410	1,615
*	Retail Ventures Inc.	204,888	1,602
	Systemax Inc.	91,677	1,382
*	Smith & Wesson Holding Corp.	325,164	1,330
*	Isle of Capri Casinos Inc.	135,056	1,251
*	Vitacost.com Inc.	137,165	1,233
*,^	Wonder Auto Technology Inc.	156,133	1,143
*	Federal-Mogul Corp.	87,026	1,133
*	Martha Stewart Living Omnimedia Class A	225,862	1,111
*,^	Hovnanian Enterprises Inc. Class A	290,951	1,071
*	Standard Pacific Corp.	306,488	1,021
*	Biglari Holdings Inc.	3,551	1,019
*,^	China Automotive Systems Inc.	56,238	990
*	DSW Inc. Class A	43,615	980
*	Pacific Sunwear Of California	274,227	878
	Ambassadors Group Inc.	75,390	851
*	Winnebago Industries Inc.	84,629	841
	Gaiam Inc. Class A	124,806	758
*	China MediaExpress Holdings Inc.	83,210	730
*	Sealy Corp.	255,982	683
*,^	Deer Consumer Products Inc.	81,912	680
*	Orbitz Worldwide Inc.	167,283	637
*,^	Fuqi International Inc.	89,213	607
*	Leapfrog Enterprises Inc.	145,666	586
*	Furniture Brands International Inc.	106,293	555
*	Monarch Casino & Resort Inc.	52,880	536
*	1-800-Flowers.com Inc. Class A	210,031	433
*	American Apparel Inc.	191,353	350
*	Marine Products Corp.	59,101	335
*	New York & Co. Inc.	143,994	330
*	Outdoor Channel Holdings Inc.	53,134	248
			914,694
Consumer Staples (3.3%)
*	Green Mountain Coffee Roasters Inc.	924,111	23,750
	Herbalife Ltd.	499,770	23,014
*	NBTY Inc.	471,691	16,042
	Casey's General Stores Inc.	422,045	14,729
*	BJ's Wholesale Club Inc.	299,961	11,102
*	United Natural Foods Inc.	339,124	10,133
*	American Italian Pasta Co.	174,984	9,251
	Diamond Foods Inc.	175,042	7,194
*	Boston Beer Co. Inc. Class A	83,971	5,664
*	Rite Aid Corp.	5,515,998	5,406
	J&J Snack Foods Corp.	121,868	5,131
*	Darling International Inc.	681,144	5,115
*	TreeHouse Foods Inc.	99,533	4,545
*	Heckmann Corp.	855,550	3,970
	Sanderson Farms Inc.	63,329	3,213
*	Pilgrim's Pride Corp.	443,434	2,913
*,^	Zhongpin Inc.	228,205	2,684
	Tootsie Roll Industries Inc.	109,164	2,582
*	Alliance One International Inc.	700,312	2,493
*	USANA Health Sciences Inc.	63,227	2,310
*	Smart Balance Inc.	523,464	2,141
	Cal-Maine Foods Inc.	57,482	1,835

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	American Dairy Inc.	90,943	1,451
*	Revlon Inc. Class A	101,885	1,137
	Coca-Cola Bottling Co. Consolidated	23,432	1,123
*,^	China Sky One Medical Inc.	91,146	1,025
	Arden Group Inc.	10,500	923
*,^	Great Atlantic & Pacific Tea Co.	231,901	904
*,^	China-Biotics Inc.	60,418	786
	National Beverage Corp.	47,909	588
	Calavo Growers Inc.	31,420	564
*,^	AgFeed Industries Inc.	159,686	468
*	Susser Holdings Corp.	35,611	420
			174,606
Energy (6.8%)
	Core Laboratories NV	184,957	27,301
	SM Energy Co.	520,390	20,899
*	Mariner Energy Inc.	843,665	18,122
*	Atlas Energy Inc.	648,478	17,554
*	Brigham Exploration Co.	946,515	14,557
*	Exterran Holdings Inc.	492,271	12,706
*	Superior Energy Services Inc.	650,879	12,152
	CARBO Ceramics Inc.	162,887	11,759
*	Dril-Quip Inc.	263,533	11,601
*	Comstock Resources Inc.	390,401	10,822
*	Arena Resources Inc.	318,393	10,157
	Holly Corp.	374,053	9,942
*	Key Energy Services Inc.	1,039,561	9,543
*,^	Gran Tierra Energy Inc.	1,884,832	9,349
*	Rosetta Resources Inc.	435,815	8,633
	Frontier Oil Corp.	563,863	7,584
*	Patriot Coal Corp.	640,055	7,521
*	Complete Production Services Inc.	514,467	7,357
*	McMoRan Exploration Co.	605,949	6,732
*	Atwood Oceanics Inc.	240,056	6,126
	World Fuel Services Corp.	233,685	6,062
*	Helix Energy Solutions Group Inc.	535,564	5,768
*	Oil States International Inc.	144,582	5,723
*	Tetra Technologies Inc.	624,836	5,673
*,^	Clean Energy Fuels Corp.	321,628	4,805
*	Northern Oil and Gas Inc.	372,174	4,779
*	Unit Corp.	117,239	4,759
*	Contango Oil & Gas Co.	105,070	4,702
*	Carrizo Oil & Gas Inc.	268,641	4,172
*	Resolute Energy Corp.	330,123	4,041
*,^	ATP Oil & Gas Corp.	356,052	3,771
	Lufkin Industries Inc.	86,186	3,360
	RPC Inc.	244,339	3,335
*	Superior Well Services Inc.	190,614	3,187
*	Tesco Corp.	249,374	3,062
*	Venoco Inc.	173,827	2,863
*,^	BPZ Resources Inc.	666,751	2,767
*	Clayton Williams Energy Inc.	65,266	2,749
*	Gulfport Energy Corp.	229,596	2,723
*	Rex Energy Corp.	265,727	2,684
*	Goodrich Petroleum Corp.	203,913	2,447
*	Hercules Offshore Inc.	958,485	2,329
*	Western Refining Inc.	440,545	2,216
*	Petroleum Development Corp.	80,411	2,060
*	Matrix Service Co.	220,075	2,049
*	ION Geophysical Corp.	580,957	2,022
*	OYO Geospace Corp.	40,219	1,950
*	Pioneer Drilling Co.	294,383	1,669
*	Warren Resources Inc.	561,726	1,629
*	Cal Dive International Inc.	276,006	1,615
*,^	GMX Resources Inc.	248,310	1,612

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Willbros Group Inc.	215,604	1,595
*	T-3 Energy Services Inc.	54,642	1,524
*	International Coal Group Inc.	384,179	1,479
*	Dawson Geophysical Co.	65,510	1,393
*	Magnum Hunter Resources Corp.	306,350	1,336
*	Gastar Exploration Ltd.	357,364	1,290
*	Cheniere Energy Inc.	456,515	1,287
*,^	Uranium Energy Corp.	454,385	1,072
*	Endeavour International Corp.	959,924	1,018
*	Seahawk Drilling Inc.	88,213	857
*	China Integrated Energy Inc.	96,498	801
*	Basic Energy Services Inc.	92,892	715
*	Allis-Chalmers Energy Inc.	326,514	673
*	Bronco Drilling Co. Inc.	191,844	643
^	Alon USA Energy Inc.	90,689	577
	Delek US Holdings Inc.	39,081	285
*	Approach Resources Inc.	35,970	247
			359,792
Financials (6.1%)
*	MSCI Inc. Class A	925,312	25,354
	Jones Lang LaSalle Inc.	347,579	22,815
	Taubman Centers Inc.	450,345	16,946
*	SVB Financial Group	342,683	14,129
*	Signature Bank	336,459	12,789
	DuPont Fabros Technology Inc.	473,481	11,629
	Equity Lifestyle Properties Inc.	238,968	11,525
*	Stifel Financial Corp.	230,530	10,003
*	Portfolio Recovery Associates Inc.	138,952	9,279
*	Forest City Enterprises Inc. Class A	648,805	7,344
*	Ezcorp Inc. Class A	360,165	6,681
	Apartment Investment & Management Co.	339,677	6,580
*	MF Global Holdings Ltd.	1,136,252	6,488
*	Greenlight Capital Re Ltd. Class A	249,014	6,273
	Alexander's Inc.	19,039	5,767
*	optionsXpress Holdings Inc.	358,350	5,640
*	Investors Bancorp Inc.	426,621	5,597
*	Sunstone Hotel Investors Inc.	528,257	5,246
*	Interactive Brokers Group Inc.	307,553	5,105
*	Pico Holdings Inc.	168,400	5,047
*	GLG Partners Inc.	1,149,758	5,036
*	Popular Inc.	1,854,257	4,969
*	Texas Capital Bancshares Inc.	284,513	4,666
*	First Cash Financial Services Inc.	210,014	4,578
*	Credit Acceptance Corp.	90,264	4,402
	LaSalle Hotel Properties	199,917	4,112
*	Dollar Financial Corp.	200,672	3,971
*	KBW Inc.	181,369	3,889
*	Altisource Portfolio Solutions SA	139,310	3,446
	Extra Space Storage Inc.	238,706	3,318
*	Emdeon Inc. Class A	262,576	3,290
	Cohen & Steers Inc.	157,307	3,263
*,^	Federal National Mortgage Assn.	9,246,069	3,167
	PS Business Parks Inc.	56,506	3,152
	Cash America International Inc.	85,565	2,932
*	Beneficial Mutual Bancorp Inc.	272,343	2,691
*	MBIA Inc.	474,216	2,660
*	Tejon Ranch Co.	111,016	2,562
	Danvers Bancorp Inc.	175,402	2,535
*	Forestar Group Inc.	141,106	2,534
	Cousins Properties Inc.	375,536	2,531
	Sun Communities Inc.	90,944	2,361
*,^	Federal Home Loan Mortgage Corp.	5,411,197	2,235
	Duff & Phelps Corp. Class A	171,321	2,164
	S&T Bancorp Inc.	109,039	2,155

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	eHealth Inc.	185,565	2,110
	Cardinal Financial Corp.	228,127	2,108
	PrivateBancorp Inc. Class A	177,445	1,966
	Evercore Partners Inc. Class A	81,408	1,901
*	World Acceptance Corp.	47,470	1,819
*	Cardtronics Inc.	136,122	1,764
*	International Assets Holding Corp.	110,251	1,764
*	Pinnacle Financial Partners Inc.	132,419	1,702
	Westwood Holdings Group Inc.	47,758	1,679
	Retail Opportunity Investments Corp.	172,747	1,667
*,^	Ambac Financial Group Inc.	2,404,165	1,611
	Saul Centers Inc.	39,566	1,608
*	NewStar Financial Inc.	246,877	1,570
	Calamos Asset Management Inc. Class A	164,304	1,525
	ViewPoint Financial Group	93,952	1,301
*	Hilltop Holdings Inc.	124,549	1,247
	NorthStar Realty Finance Corp.	405,554	1,083
*	Pebblebrook Hotel Trust	56,300	1,061
	Parkway Properties Inc.	62,939	917
*	Nara Bancorp Inc.	105,846	892
*	Citizens Inc.	129,043	859
	Consolidated-Tomoka Land Co.	29,431	839
*	Gleacher & Co. Inc.	314,029	801
*	First Industrial Realty Trust Inc.	160,976	776
*	TradeStation Group Inc.	108,859	735
*	First Marblehead Corp.	267,854	629
	CreXus Investment Corp.	39,640	493
	Life Partners Holdings Inc.	22,031	451
*	LaBranche & Co. Inc.	97,529	417
	Universal Insurance Holdings Inc.	93,626	391
	Citizens & Northern Corp.	35,279	377
*	Crawford & Co. Class B	115,051	364
	Roma Financial Corp.	32,931	358
*	Asset Acceptance Capital Corp.	81,271	336
	CompuCredit Holdings Corp.	56,649	224
*	Crawford & Co. Class A	62,857	154
*	Teton Advisors Inc. Class A	183	2
			322,357
Health Care (17.5%)
*	Valeant Pharmaceuticals International	646,897	33,826
*	United Therapeutics Corp.	430,048	20,991
*	Thoratec Corp.	449,431	19,204
*	Salix Pharmaceuticals Ltd.	460,177	17,961
*	Tenet Healthcare Corp.	3,988,768	17,311
*	VCA Antech Inc.	674,701	16,706
*	BioMarin Pharmaceutical Inc.	838,328	15,895
*	Psychiatric Solutions Inc.	443,065	14,497
*	Healthsouth Corp.	773,407	14,470
*	American Medical Systems Holdings Inc.	617,073	13,650
*	ev3 Inc.	606,706	13,596
*	HMS Holdings Corp.	224,047	12,148
*	Sirona Dental Systems Inc.	342,495	11,933
*	NuVasive Inc.	321,827	11,412
*	Onyx Pharmaceuticals Inc.	517,107	11,164
*	Haemonetics Corp.	208,199	11,143
*	Immucor Inc.	579,027	11,030
*	Regeneron Pharmaceuticals Inc.	493,799	11,022
*	Dionex Corp.	146,462	10,906
*	Incyte Corp. Ltd.	982,508	10,876
	Medicis Pharmaceutical Corp. Class A	492,985	10,787
*	Catalyst Health Solutions Inc.	312,350	10,776
*	Talecris Biotherapeutics Holdings Corp.	508,069	10,720
*	Parexel International Corp.	481,434	10,437
*	PSS World Medical Inc.	487,943	10,320

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	Amedisys Inc.	234,308	10,303
	Masimo Corp.	432,443	10,296
	Chemed Corp.	188,435	10,296
	West Pharmaceutical Services Inc.	274,351	10,011
*	Cubist Pharmaceuticals Inc.	481,882	9,927
*	Acorda Therapeutics Inc.	316,206	9,837
*	Alkermes Inc.	782,738	9,745
	Quality Systems Inc.	166,338	9,646
*	Nektar Therapeutics	772,409	9,346
*	Auxilium Pharmaceuticals Inc.	391,468	9,200
*	Allscripts-Misys Healthcare Solutions Inc.	544,325	8,764
*	Seattle Genetics Inc.	708,120	8,490
*	Eclipsys Corp.	473,873	8,454
*	Impax Laboratories Inc.	440,101	8,388
*	MedAssets Inc.	352,475	8,135
*	Volcano Corp.	363,098	7,923
*	Cepheid Inc.	488,732	7,829
*	Par Pharmaceutical Cos. Inc.	289,456	7,514
*	Isis Pharmaceuticals Inc.	774,451	7,411
*	Pharmasset Inc.	263,269	7,198
*	Viropharma Inc.	641,973	7,197
*	Theravance Inc.	564,652	7,098
*	Align Technology Inc.	467,742	6,955
*,^	athenahealth Inc.	265,125	6,928
*	AMERIGROUP Corp.	211,641	6,874
*	Brookdale Senior Living Inc.	449,988	6,750
*	Bruker Corp.	544,074	6,616
*	Integra LifeSciences Holdings Corp.	178,218	6,594
*	Martek Biosciences Corp.	275,717	6,537
*,^	Vivus Inc.	667,338	6,406
*	Phase Forward Inc.	360,921	6,020
*	Cyberonics Inc.	230,090	5,449
*	WellCare Health Plans Inc.	227,984	5,412
*	Globe Specialty Metals Inc.	523,303	5,406
*	Wright Medical Group Inc.	321,060	5,333
*	Questcor Pharmaceuticals Inc.	504,940	5,155
*	Luminex Corp.	311,949	5,060
*	MWI Veterinary Supply Inc.	96,100	4,830
*	Zoll Medical Corp.	176,801	4,791
*	Neogen Corp.	177,027	4,612
*	Bio-Reference Labs Inc.	206,692	4,582
*	Orthofix International NV	141,928	4,549
*	Savient Pharmaceuticals Inc.	358,672	4,519
*	DexCom Inc.	389,651	4,504
*	Celera Corp.	678,660	4,445
*	Alnylam Pharmaceuticals Inc.	294,537	4,424
*	Halozyme Therapeutics Inc.	607,195	4,275
*	Emergency Medical Services Corp. Class A	85,709	4,202
*	Insulet Corp.	274,144	4,126
*	Gentiva Health Services Inc.	150,735	4,071
*	Hanger Orthopedic Group Inc.	222,934	4,004
*,^	Enzon Pharmaceuticals Inc.	374,999	3,994
*	Allos Therapeutics Inc.	645,566	3,957
*	Abaxis Inc.	182,834	3,918
*	AMAG Pharmaceuticals Inc.	112,916	3,879
*	Natus Medical Inc.	235,041	3,829
*	Conceptus Inc.	241,681	3,765
*	PharMerica Corp.	253,516	3,717
*	LHC Group Inc.	129,784	3,602
*,^	MannKind Corp.	561,515	3,588
*	Merit Medical Systems Inc.	220,903	3,550
*	IPC The Hospitalist Co. Inc.	134,220	3,369
*	ICU Medical Inc.	104,404	3,359
*	Healthways Inc.	280,330	3,342

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Medicines Co.	437,703	3,331
*	Immunogen Inc.	357,401	3,313
*	SonoSite Inc.	120,050	3,255
*	Centene Corp.	148,847	3,200
*	Ardea Biosciences Inc.	155,644	3,200
*	eResearchTechnology Inc.	401,205	3,161
*	NxStage Medical Inc.	212,996	3,161
*	Omnicell Inc.	267,346	3,125
*	Symmetry Medical Inc.	296,394	3,124
*	Targacept Inc.	160,465	3,102
*	Exelixis Inc.	889,007	3,085
*	Micromet Inc.	491,828	3,069
*	NPS Pharmaceuticals Inc.	476,232	3,067
*,^	Sequenom Inc.	485,095	2,867
	PDL BioPharma Inc.	495,182	2,783
*	Air Methods Corp.	92,205	2,743
*	Emergent Biosolutions Inc.	165,676	2,707
*	Accuray Inc.	406,089	2,692
*	Geron Corp.	524,244	2,632
*	Quidel Corp.	203,244	2,579
*	Inspire Pharmaceuticals Inc.	515,796	2,574
*	ABIOMED Inc.	263,661	2,552
*	Momenta Pharmaceuticals Inc.	206,098	2,527
*	Genoptix Inc.	145,044	2,495
*	InterMune Inc.	264,808	2,476
*	Somanetics Corp.	98,758	2,464
*	Almost Family Inc.	68,873	2,406
*,^	Arena Pharmaceuticals Inc.	775,228	2,380
*	Medivation Inc.	266,111	2,352
*	Nabi Biopharmaceuticals	414,109	2,253
*	inVentiv Health Inc.	87,995	2,253
*,^	SIGA Technologies Inc.	288,832	2,224
*	Medidata Solutions Inc.	141,122	2,186
*	SurModics Inc.	131,302	2,155
*,^	Emeritus Corp.	127,994	2,088
*	Corvel Corp.	60,677	2,050
*	Rigel Pharmaceuticals Inc.	281,662	2,028
	Meridian Bioscience Inc.	118,900	2,021
	Cantel Medical Corp.	119,026	1,988
*	Kensey Nash Corp.	82,367	1,953
*,^	Cell Therapeutics Inc.	5,156,529	1,934
*,^	MAKO Surgical Corp.	154,891	1,928
*	Zymogenetics Inc.	452,996	1,912
*	Metabolix Inc.	132,963	1,903
	Atrion Corp.	13,016	1,758
*	Dyax Corp.	756,528	1,717
	Landauer Inc.	27,548	1,677
*	ATS Medical Inc.	422,146	1,676
*	Pain Therapeutics Inc.	300,998	1,674
*	Palomar Medical Technologies Inc.	143,752	1,609
*,^	AGA Medical Holdings Inc.	126,129	1,601
*	MAP Pharmaceuticals Inc.	121,067	1,588
*	Durect Corp.	653,313	1,588
*	Genomic Health Inc.	119,811	1,549
*	IRIS International Inc.	151,021	1,531
*	Greatbatch Inc.	68,135	1,520
*	Obagi Medical Products Inc.	128,595	1,520
*,^	Protalix BioTherapeutics Inc.	241,802	1,477
*,^	MELA Sciences Inc.	197,910	1,472
*	Lexicon Pharmaceuticals Inc.	1,143,791	1,464
*	XenoPort Inc.	149,164	1,463
*	Vital Images Inc.	114,043	1,454
*	Progenics Pharmaceuticals Inc.	265,043	1,452
*	Synovis Life Technologies Inc.	93,994	1,436

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	Pozen Inc.	200,239	1,404
*	Clarient Inc.	427,080	1,315
*,^	Clinical Data Inc.	103,643	1,289
*	Maxygen Inc.	231,491	1,280
*	Sangamo Biosciences Inc.	339,224	1,259
*	Opko Health Inc.	549,879	1,243
*	Affymetrix Inc.	208,445	1,230
*	CryoLife Inc.	227,219	1,225
*	Exactech Inc.	70,045	1,196
*	Sunrise Senior Living Inc.	420,987	1,170
*	Enzo Biochem Inc.	287,145	1,169
*	TomoTherapy Inc.	356,600	1,134
*	Stereotaxis Inc.	337,646	1,118
*	Orthovita Inc.	545,988	1,108
*,^	Cadence Pharmaceuticals Inc.	150,339	1,054
*	CardioNet Inc.	191,445	1,049
*	Arqule Inc.	231,098	994
*	Idenix Pharmaceuticals Inc.	198,362	992
*	Alliance HealthCare Services Inc.	237,627	960
*,^	Biotime Inc.	155,731	959
*	Affymax Inc.	155,033	927
*	Akorn Inc.	296,803	882
*	Kendle International Inc.	76,377	880
*	Cynosure Inc. Class A	81,278	875
*	China Biologic Products Inc.	78,175	859
*	Ligand Pharmaceuticals Inc. Class B	577,325	843
*	OraSure Technologies Inc.	180,899	838
*	Orexigen Therapeutics Inc.	190,447	800
*,^	Osiris Therapeutics Inc.	136,155	791
*	Cypress Bioscience Inc.	321,503	739
*	Biospecifics Technologies Corp.	36,676	729
*	AMN Healthcare Services Inc.	94,547	707
*	Albany Molecular Research Inc.	119,361	617
*	Caraco Pharmaceutical Laboratories Ltd.	80,990	382
*	Sucampo Pharmaceuticals Inc. Class A	66,863	236
			925,864
Industrials (17.1%)
*	UAL Corp.	1,388,309	28,544
*	Oshkosh Corp.	742,205	23,127
*	Waste Connections Inc.	619,580	21,617
	TransDigm Group Inc.	386,096	19,703
	Gardner Denver Inc.	432,728	19,295
	IDEX Corp.	670,090	19,145
*	Corrections Corp. of America	961,469	18,345
*	WABCO Holdings Inc.	531,240	16,723
*	Kirby Corp.	425,290	16,267
	Landstar System Inc.	416,548	16,241
	Wabtec Corp.	394,722	15,745
*	Thomas & Betts Corp.	436,162	15,135
	Towers Watson & Co. Class A	388,911	15,109
	CLARCOR Inc.	418,021	14,848
	Graco Inc.	497,951	14,037
	Toro Co.	282,249	13,864
	Acuity Brands Inc.	359,902	13,093
*	Clean Harbors Inc.	195,521	12,985
	Valmont Industries Inc.	174,231	12,660
*	Hexcel Corp.	803,532	12,463
	Woodward Governor Co.	481,927	12,304
*	Genesee & Wyoming Inc. Class A	319,334	11,914
*	US Airways Group Inc.	1,335,413	11,498
*	United Stationers Inc.	198,956	10,837
	Actuant Corp. Class A	562,459	10,591
	Knight Transportation Inc.	517,588	10,476
	UTi Worldwide Inc.	832,658	10,308

38

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Tetra Tech Inc.	511,198	10,025
*	ArvinMeritor Inc.	722,059	9,459
*,^	American Superconductor Corp.	352,598	9,411
*	HUB Group Inc. Class A	309,972	9,302
*	Geo Group Inc.	427,878	8,878
	Herman Miller Inc.	440,372	8,310
*	Old Dominion Freight Line Inc.	231,720	8,143
*	Middleby Corp.	146,002	7,766
	Rollins Inc.	370,564	7,667
*	Orbital Sciences Corp.	471,874	7,441
	Corporate Executive Board Co.	282,908	7,432
*	Beacon Roofing Supply Inc.	375,829	6,772
*	Insituform Technologies Inc. Class A	322,163	6,598
	Heartland Express Inc.	450,778	6,545
	Forward Air Corp.	240,046	6,541
*	II-VI Inc.	216,459	6,414
*	EMCOR Group Inc.	274,263	6,355
*	CoStar Group Inc.	161,944	6,283
	Healthcare Services Group Inc.	319,473	6,054
*	DigitalGlobe Inc.	224,953	5,916
*	Teledyne Technologies Inc.	149,252	5,758
*	Dollar Thrifty Automotive Group Inc.	133,813	5,702
	American Science & Engineering Inc.	74,502	5,678
	ESCO Technologies Inc.	218,988	5,639
*	Advisory Board Co.	128,645	5,527
*	Avis Budget Group Inc.	549,224	5,393
*	DynCorp International Inc. Class A	302,995	5,309
*,^	A123 Systems Inc.	558,918	5,271
*	Resources Connection Inc.	384,255	5,226
	Knoll Inc.	388,773	5,167
*	GrafTech International Ltd.	349,510	5,110
	Robbins & Myers Inc.	231,726	5,038
	HEICO Corp.	138,110	4,961
	Manitowoc Co. Inc.	541,311	4,948
*	GeoEye Inc.	157,961	4,919
	Allegiant Travel Co. Class A	115,139	4,915
*	Mobile Mini Inc.	300,400	4,891
*	Stanley Inc.	129,582	4,844
	Cubic Corp.	132,802	4,831
	Steelcase Inc. Class A	616,539	4,778
*	SYKES Enterprises Inc.	333,694	4,748
	Tennant Co.	140,141	4,740
	Administaff Inc.	193,578	4,677
*	United Rentals Inc.	498,334	4,645
	Baldor Electric Co.	128,235	4,627
	Badger Meter Inc.	117,752	4,556
	Raven Industries Inc.	134,300	4,527
*	Astec Industries Inc.	158,679	4,400
*,^	EnerNOC Inc.	138,990	4,370
*	Navigant Consulting Inc.	414,081	4,298
	Interface Inc. Class A	397,724	4,272
	Barnes Group Inc.	251,386	4,120
*	Esterline Technologies Corp.	86,276	4,094
*	TrueBlue Inc.	364,577	4,080
	Mueller Industries Inc.	155,829	3,833
	AZZ Inc.	102,260	3,760
*	Exponent Inc.	113,110	3,701
*	AAR Corp.	209,518	3,507
*	Kforce Inc.	273,630	3,489
	John Bean Technologies Corp.	228,582	3,486
*	USG Corp.	287,766	3,476
*	RBC Bearings Inc.	116,869	3,388
*	ICF International Inc.	140,025	3,351
*	Huron Consulting Group Inc.	170,398	3,307

39

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Lindsay Corp.	103,187	3,270
	Heidrick & Struggles International Inc.	141,233	3,223
*	Cornell Cos. Inc.	117,711	3,163
*	Orion Marine Group Inc.	221,589	3,147
	Gorman-Rupp Co.	124,479	3,118
*	Marten Transport Ltd.	135,774	2,821
	Simpson Manufacturing Co. Inc.	114,433	2,809
*	KAR Auction Services Inc.	224,741	2,780
*,^	Harbin Electric Inc.	165,692	2,759
*	Aerovironment Inc.	124,720	2,710
*	RSC Holdings Inc.	427,851	2,640
*	Korn/Ferry International	189,322	2,632
	Standex International Corp.	103,149	2,615
*	Cenveo Inc.	466,495	2,561
	AAON Inc.	106,842	2,491
	Sun Hydraulics Corp.	106,133	2,490
*	Celadon Group Inc.	174,001	2,460
*	Force Protection Inc.	584,828	2,398
	NACCO Industries Inc. Class A	26,909	2,388
*	Michael Baker Corp.	66,944	2,336
*	SFN Group Inc.	426,860	2,331
*	Polypore International Inc.	102,125	2,322
*	Trex Co. Inc.	109,370	2,197
*	Vicor Corp.	175,012	2,186
*	LB Foster Co. Class A	84,074	2,179
	HEICO Corp. Class A	78,796	2,124
*	Pacer International Inc.	292,025	2,041
*	3D Systems Corp.	162,615	2,041
*	RailAmerica Inc.	204,491	2,029
*	Saia Inc.	132,834	1,993
*	Team Inc.	150,534	1,964
*,^	Capstone Turbine Corp.	1,963,355	1,924
*	Taser International Inc.	492,571	1,921
*	Powell Industries Inc.	67,713	1,851
*	GenCorp Inc.	416,249	1,823
	Great Lakes Dredge & Dock Corp.	302,410	1,814
*	Standard Parking Corp.	114,287	1,809
*	Kadant Inc.	101,486	1,768
*	H&E Equipment Services Inc.	233,543	1,749
*	Blount International Inc.	169,456	1,740
	Dynamic Materials Corp.	107,950	1,732
	Kaman Corp.	75,643	1,673
*	CBIZ Inc.	254,624	1,619
*	Innerworkings Inc.	229,107	1,565
	Houston Wire & Cable Co.	140,467	1,524
	Viad Corp.	86,118	1,520
*	Hawaiian Holdings Inc.	280,293	1,449
	Arkansas Best Corp.	69,458	1,441
*,^	Ener1 Inc.	406,666	1,375
	Bowne & Co. Inc.	117,908	1,323
*	Metalico Inc.	331,036	1,318
*	M&F Worldwide Corp.	48,611	1,317
*,^	YRC Worldwide Inc.	8,528,500	1,279
*	Genco Shipping & Trading Ltd.	83,956	1,259
*	APAC Customer Services Inc.	219,642	1,252
*	Broadwind Energy Inc.	443,668	1,242
	Tredegar Corp.	73,975	1,207
*	Furmanite Corp.	292,598	1,162
*	Fushi Copperweld Inc.	138,552	1,133
*	Mistras Group Inc.	99,825	1,070
*,^	FuelCell Energy Inc.	863,020	1,018
*	Energy Recovery Inc.	249,611	998
*	ATC Technology Corp.	58,987	951
*	Titan Machinery Inc.	72,033	946

40

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	American Commercial Lines Inc.	40,128	903
*	Fuel Tech Inc.	142,351	900
*	Greenbrier Cos. Inc.	79,979	896
*	Gibraltar Industries Inc.	79,215	800
*	Sauer-Danfoss Inc.	65,325	798
*	ACCO Brands Corp.	158,475	791
*	Columbus McKinnon Corp.	52,851	738
*	Argan Inc.	62,058	647
*,^	China Fire & Security Group Inc.	69,597	639
*,^	RINO International Corp.	46,391	580
*	Hill International Inc.	135,780	551
*	Northwest Pipe Co.	27,354	520
	American Woodmark Corp.	26,770	458
*	Patriot Transportation Holding Inc.	5,304	429
*,^	Valence Technology Inc.	542,896	391
*	Universal Truckload Services Inc.	18,145	253
*,^	Duoyuan Printing Inc.	31,770	245
			906,072
Information Technology (27.0%)
*	MICROS Systems Inc.	660,338	21,045
	Solera Holdings Inc.	579,191	20,967
*	Polycom Inc.	697,606	20,782
*	Itron Inc.	332,926	20,581
*	WebMD Health Corp.	419,717	19,487
*	CommScope Inc.	781,447	18,575
*	Atmel Corp.	3,761,242	18,054
*	JDS Uniphase Corp.	1,817,058	17,880
*	Informatica Corp.	741,493	17,707
*	Varian Semiconductor Equipment Associates Inc.	616,320	17,664
*	VistaPrint NV	359,944	17,094
*	TIBCO Software Inc.	1,380,736	16,652
	Jack Henry & Associates Inc.	665,456	15,891
*	QLogic Corp.	944,262	15,694
*	Atheros Communications Inc.	569,597	15,687
	National Instruments Corp.	487,128	15,481
*	Parametric Technology Corp.	971,195	15,219
*	Concur Technologies Inc.	348,059	14,855
*	Gartner Inc.	636,080	14,789
*	Silicon Laboratories Inc.	361,609	14,667
*	Cybersource Corp.	555,633	14,185
*,^	Rackspace Hosting Inc.	769,851	14,119
*	Riverbed Technology Inc.	494,411	13,656
*	VeriFone Systems Inc.	703,692	13,321
*	GSI Commerce Inc.	449,129	12,935
*	NeuStar Inc. Class A	617,177	12,726
*	Genpact Ltd.	814,048	12,642
*	Cypress Semiconductor Corp.	1,255,052	12,601
	ADTRAN Inc.	461,069	12,573
*	Netlogic Microsystems Inc.	458,745	12,478
*	Zebra Technologies Corp.	479,697	12,170
*	Ariba Inc.	740,426	11,795
*,^	MercadoLibre Inc.	219,370	11,528
*	Monster Worldwide Inc.	988,986	11,522
	Plantronics Inc.	399,931	11,438
*	Veeco Instruments Inc.	330,877	11,342
*	Sohu.com Inc.	250,425	10,290
*	Anixter International Inc.	237,651	10,124
*	Microsemi Corp.	687,395	10,057
*,^	Blackboard Inc.	262,283	9,791
*	Ciena Corp.	767,197	9,728
*	Viasat Inc.	292,153	9,513
*	Quest Software Inc.	526,306	9,495
*	Teradyne Inc.	942,006	9,185
*	Acxiom Corp.	623,160	9,154

41

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Hittite Microwave Corp.	200,282	8,961
	Sapient Corp.	882,396	8,948
*	Wright Express Corp.	300,857	8,935
*	InterDigital Inc.	361,010	8,913
*	Plexus Corp.	329,617	8,814
*	Cadence Design Systems Inc.	1,455,751	8,429
*	Aruba Networks Inc.	590,181	8,404
*	Rambus Inc.	479,185	8,395
	MAXIMUS Inc.	144,008	8,334
*,^	Finisar Corp.	552,952	8,239
*	j2 Global Communications Inc.	374,344	8,176
*	Cirrus Logic Inc.	515,367	8,148
*	SuccessFactors Inc.	387,771	8,062
	Blackbaud Inc.	369,113	8,036
*	Mantech International Corp. Class A	185,481	7,896
*	TriQuint Semiconductor Inc.	1,271,411	7,768
*	Digital River Inc.	320,272	7,658
*,^	Synaptics Inc.	277,633	7,635
*	Cavium Networks Inc.	289,312	7,577
*	CommVault Systems Inc.	334,958	7,537
*	Palm Inc.	1,319,338	7,507
*	ValueClick Inc.	692,165	7,399
	Power Integrations Inc.	228,263	7,349
*	MKS Instruments Inc.	389,796	7,297
*	Vishay Intertechnology Inc.	936,725	7,250
*	SRA International Inc. Class A	362,530	7,131
*	PMC - Sierra Inc.	947,770	7,127
*	Cymer Inc.	236,349	7,100
*	Coherent Inc.	206,067	7,068
*	Blue Coat Systems Inc.	344,778	7,044
	Syntel Inc.	206,487	7,010
*	Comtech Telecommunications Corp.	233,966	7,003
*	Taleo Corp. Class A	286,076	6,949
*	Websense Inc.	358,602	6,778
*	DG FastChannel Inc.	207,809	6,770
*	Cabot Microelectronics Corp.	195,290	6,755
*	TiVo Inc.	910,675	6,721
*	Tessera Technologies Inc.	415,424	6,668
*	Advent Software Inc.	138,240	6,492
*	Acme Packet Inc.	241,268	6,485
*	Unisys Corp.	350,383	6,479
*	AsiaInfo Holdings Inc.	293,812	6,423
*	Ultimate Software Group Inc.	194,100	6,378
*	FEI Co.	313,871	6,186
*	MicroStrategy Inc. Class A	76,388	5,736
*	Applied Micro Circuits Corp.	544,266	5,704
*	L-1 Identity Solutions Inc.	687,934	5,634
*	Checkpoint Systems Inc.	323,876	5,622
*	Netezza Corp.	403,215	5,516
*	Scansource Inc.	220,330	5,493
	Cognex Corp.	312,143	5,487
*	Semtech Corp.	331,945	5,434
*	CSG Systems International Inc.	295,249	5,412
*	Arris Group Inc.	520,449	5,303
*	SonicWALL Inc.	449,268	5,279
*	Compuware Corp.	659,297	5,261
*	DealerTrack Holdings Inc.	315,333	5,187
*	Manhattan Associates Inc.	187,296	5,160
*	Progress Software Corp.	170,924	5,133
*	Rofin-Sinar Technologies Inc.	241,096	5,020
*	Amkor Technology Inc.	910,669	5,018
*	Monolithic Power Systems Inc.	277,233	4,951
*	Euronet Worldwide Inc.	378,445	4,840
*	Volterra Semiconductor Corp.	208,896	4,817

42

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	DTS Inc.	145,126	4,770
*	Constant Contact Inc.	223,178	4,760
*	ArcSight Inc.	209,609	4,693
*	Infinera Corp.	728,325	4,683
*,^	Universal Display Corp.	258,776	4,653
	Heartland Payment Systems Inc.	310,806	4,612
*,^	OpenTable Inc.	111,141	4,609
*	Diodes Inc.	289,754	4,598
*	Oclaro Inc.	401,376	4,451
*,^	Ebix Inc.	281,168	4,409
	Pegasystems Inc.	137,165	4,404
*,^	Rubicon Technology Inc.	146,734	4,371
*	Harmonic Inc.	796,018	4,330
*	Art Technology Group Inc.	1,262,723	4,319
*	SAVVIS Inc.	292,749	4,318
*	Standard Microsystems Corp.	184,942	4,305
*	Net 1 UEPS Technologies Inc.	319,459	4,284
*	Verigy Ltd.	490,779	4,265
*	Intermec Inc.	408,707	4,189
*	SolarWinds Inc.	251,564	4,035
*	Sourcefire Inc.	211,563	4,020
*	Power-One Inc.	584,292	3,944
*	Forrester Research Inc.	130,176	3,939
*	Stratasys Inc.	159,269	3,912
*	STR Holdings Inc.	205,390	3,861
*	International Rectifier Corp.	205,971	3,833
*	Tyler Technologies Inc.	246,952	3,833
*	OSI Systems Inc.	133,441	3,706
*	Cogent Inc.	408,645	3,682
*	ACI Worldwide Inc.	183,142	3,566
*,^	STEC Inc.	270,670	3,400
*	Netscout Systems Inc.	238,584	3,393
*	Radiant Systems Inc.	233,876	3,382
*	Global Cash Access Holdings Inc.	466,320	3,362
*	Netgear Inc.	186,232	3,322
*	TeleTech Holdings Inc.	255,742	3,297
*	EPIQ Systems Inc.	254,421	3,290
	iGate Corp.	251,718	3,227
*	IPG Photonics Corp.	208,754	3,179
*	Synchronoss Technologies Inc.	167,384	3,175
*	Quantum Corp.	1,685,421	3,169
*	Sanmina-SCI Corp.	228,378	3,108
*	RightNow Technologies Inc.	197,515	3,099
*	Ultratech Inc.	187,452	3,050
*	LoopNet Inc.	243,174	2,998
*	GT Solar International Inc.	535,181	2,997
*	LogMeIn Inc.	111,947	2,936
*	comScore Inc.	175,402	2,889
	NIC Inc.	444,897	2,852
*	Super Micro Computer Inc.	208,016	2,808
*	Entegris Inc.	703,336	2,792
*	Isilon Systems Inc.	215,103	2,762
*	Terremark Worldwide Inc.	349,724	2,731
*	Move Inc.	1,289,288	2,643
*	S1 Corp.	432,013	2,596
*	Ixia	289,917	2,490
*	ATMI Inc.	169,738	2,485
*	Oplink Communications Inc.	172,839	2,477
*	RealNetworks Inc.	732,852	2,418
*	TNS Inc.	138,201	2,410
*	Integrated Device Technology Inc.	485,068	2,401
*	FARO Technologies Inc.	128,034	2,396
*	Smith Micro Software Inc.	248,432	2,363
*	Vocus Inc.	153,922	2,352

43

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Internet Capital Group Inc.	307,130	2,334
*	Sonus Networks Inc.	852,134	2,309
*	Anadigics Inc.	520,526	2,269
*	Maxwell Technologies Inc.	198,101	2,258
*	Supertex Inc.	90,899	2,242
*	TTM Technologies Inc.	234,664	2,229
*	Take-Two Interactive Software Inc.	247,574	2,228
*	Compellent Technologies Inc.	181,838	2,204
	Daktronics Inc.	291,939	2,190
*	Sigma Designs Inc.	218,519	2,187
*	Internet Brands Inc. Class A	211,552	2,185
*	3PAR Inc.	233,603	2,175
	Cass Information Systems Inc.	62,782	2,150
*	FormFactor Inc.	198,263	2,141
*	Multi-Fineline Electronix Inc.	85,024	2,122
*	ExlService Holdings Inc.	121,087	2,079
*	Pericom Semiconductor Corp.	214,241	2,057
*	DivX Inc.	260,140	1,993
*	Intevac Inc.	185,852	1,983
*	NetSuite Inc.	156,634	1,980
*	Hughes Communications Inc.	81,367	1,980
*	Seachange International Inc.	234,156	1,927
*	Kenexa Corp.	160,185	1,922
*	Echelon Corp.	257,260	1,886
*	Kopin Corp.	554,659	1,880
*	ADPT Corp.	646,908	1,870
*	Knot Inc.	239,865	1,866
*	Advanced Energy Industries Inc.	149,674	1,839
*	Fortinet Inc.	111,282	1,829
*	Interactive Intelligence Inc.	108,519	1,783
*	Comverge Inc.	196,532	1,761
*	IXYS Corp.	195,860	1,731
*	Powerwave Technologies Inc.	1,110,646	1,710
*	Monotype Imaging Holdings Inc.	188,932	1,702
*,^	China Security & Surveillance Technology Inc.	366,514	1,693
*	Double-Take Software Inc.	157,415	1,651
*	DemandTec Inc.	244,507	1,650
*	infoGROUP Inc.	205,296	1,638
*	Digi International Inc.	197,327	1,632
*	Bottomline Technologies Inc.	124,658	1,624
*	Liquidity Services Inc.	124,997	1,620
*	Internap Network Services Corp.	382,325	1,594
*,^	Energy Conversion Devices Inc.	383,078	1,571
*	Limelight Networks Inc.	355,359	1,560
*	VASCO Data Security International Inc.	251,089	1,549
	Methode Electronics Inc.	157,626	1,535
*	Conexant Systems Inc.	661,969	1,483
*	Novatel Wireless Inc.	258,302	1,483
*	Lattice Semiconductor Corp.	337,973	1,467
*	TeleCommunication Systems Inc. Class A	353,907	1,465
*	Zoran Corp.	152,909	1,459
*	Symyx Technologies Inc.	290,403	1,455
*	NCI Inc. Class A	61,593	1,391
*	Kulicke & Soffa Industries Inc.	194,307	1,364
*,^	China Information Security Technology Inc.	251,291	1,307
	Micrel Inc.	128,164	1,305
*	Rogers Corp.	46,244	1,284
*	Rudolph Technologies Inc.	160,605	1,213
*	Deltek Inc.	141,098	1,177
*	ShoreTel Inc.	245,242	1,138
*,^	Echo Global Logistics Inc.	90,518	1,105
*	Perficient Inc.	122,376	1,090
*	Dice Holdings Inc.	157,502	1,090
*	BigBand Networks Inc.	360,020	1,087

44

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Electro Scientific Industries Inc.	81,255	1,086
	Opnet Technologies Inc.	73,833	1,085
*	PROS Holdings Inc.	161,956	1,053
*	Mattson Technology Inc.	269,967	1,023
*	Stamps.com Inc.	97,868	1,003
*	Actel Corp.	77,056	988
*	EMS Technologies Inc.	64,228	965
*	Anaren Inc.	59,513	889
*	Infospace Inc.	104,653	787
*	Silicon Image Inc.	219,599	771
*,^	Rosetta Stone Inc.	32,727	751
*	Exar Corp.	108,096	749
*,^	ICx Technologies Inc.	101,626	742
*	FalconStor Software Inc.	279,283	737
*	Advanced Analogic Technologies Inc.	222,877	711
*	Extreme Networks	247,642	669
	Renaissance Learning Inc.	42,538	625
	Bel Fuse Inc. Class B	37,399	617
*	Archipelago Learning Inc.	52,263	597
*	Silicon Graphics International Corp.	83,678	592
*,^	Evergreen Solar Inc.	832,394	568
*	Opnext Inc.	264,178	436
*	Trident Microsystems Inc.	296,291	421
*,^	China TransInfo Technology Corp.	28,027	152
	Bel Fuse Inc. Class A	3,112	52
			1,428,733
Materials (3.3%)
*	Solutia Inc.	1,006,514	13,185
*	WR Grace & Co.	599,475	12,613
*	Allied Nevada Gold Corp.	520,471	10,243
	Royal Gold Inc.	207,795	9,974
	NewMarket Corp.	107,108	9,353
*,^	Intrepid Potash Inc.	373,051	7,301
	Schnitzer Steel Industries Inc.	183,918	7,210
	Silgan Holdings Inc.	221,651	6,290
*	Calgon Carbon Corp.	463,705	6,139
*	RTI International Metals Inc.	248,932	6,002
	Balchem Corp.	231,741	5,794
	Rock-Tenn Co. Class A	106,833	5,306
*	Hecla Mining Co.	1,002,452	5,233
*	Stillwater Mining Co.	402,346	4,675
	Stepan Co.	65,854	4,506
	Cabot Corp.	179,970	4,339
*	PolyOne Corp.	498,174	4,195
	AMCOL International Corp.	177,739	4,177
*	Georgia Gulf Corp.	279,182	3,724
	Schweitzer-Mauduit International Inc.	72,063	3,636
*	Brush Engineered Materials Inc.	167,419	3,345
*	KapStone Paper and Packaging Corp.	281,932	3,141
	Eagle Materials Inc.	120,547	3,126
	Zep Inc.	178,889	3,120
*	Horsehead Holding Corp.	361,928	2,736
*	Spartech Corp.	254,132	2,605
	Deltic Timber Corp.	60,183	2,516
*	Zoltek Cos. Inc.	244,614	2,072
	Haynes International Inc.	65,228	2,011
*	LSB Industries Inc.	143,853	1,915
*	Boise Inc.	322,046	1,768
*	General Moly Inc.	515,455	1,588
*	Gulf Resources Inc.	174,202	1,496
*	Landec Corp.	210,372	1,239
*	Graphic Packaging Holding Co.	360,452	1,135
*,^	China Green Agriculture Inc.	121,970	1,095
*	Yongye International Inc.	148,510	1,023

45

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010

					Market
					Value
				Shares	($000)
*	Kraton Performance Polymers Inc.			51,116	960
*	Headwaters Inc.			330,095	937
*	United States Lime & Minerals Inc.			18,637	718
*,^	China Agritech Inc.			70,066	711
	Hawkins Inc.			25,788	621
					173,773
Telecommunication Services (1.2%)
*	tw telecom inc Class A			1,182,657	19,727
*	Leap Wireless International Inc.			513,880	6,670
*	AboveNet Inc.			120,214	5,672
	Shenandoah Telecommunications Co.			185,863	3,297
	Alaska Communications Systems Group Inc.			367,494	3,120
*	Neutral Tandem Inc.			264,448	2,975
*	Global Crossing Ltd.			274,208	2,899
*	Cogent Communications Group Inc.			371,272	2,814
*	Cbeyond Inc.			193,707	2,421
	USA Mobility Inc.			186,140	2,405
*	ICO Global Communications Holdings Ltd.			1,337,780	2,154
*	Vonage Holdings Corp.			920,489	2,117
*	General Communication Inc. Class A			260,653	1,978
*	Premiere Global Services Inc.			306,642	1,944
*	PAETEC Holding Corp.			548,146	1,869
	Atlantic Tele-Network Inc.			40,883	1,689
					63,751
Utilities (0.6%)
	ITC Holdings Corp.			415,273	21,972
	Ormat Technologies Inc.			169,221	4,787
*	Dynegy Inc. Class A			297,512	1,146
*,^	China Natural Gas Inc.			57,261	476
					28,381

Total Common Stocks (Cost $4,989,240)					5,298,023

		Coupon
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.9%)
2,3	Vanguard Market Liquidity Fund	0.286%		154,067,065	154,067

				Face	Market
			Maturity	Amount	Value
			Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.341%	3/1/11	200	200

Total Temporary Cash Investments (Cost $154,266)					154,267

Total Investments (103.1%) (Cost $5,143,506)					5,452,290
Other Assets and Liabilities—Net (-3.1%)[3]					(162,625)
Net Assets (100%)					5,289,665

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $124,625,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 2.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $143,748,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

46

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2010
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.9%)
	Tupperware Brands Corp.	554,365	22,091
	Jarden Corp.	809,570	21,753
	RadioShack Corp.	1,100,906	21,479
	Williams-Sonoma Inc.	840,034	20,850
*	Signet Jewelers Ltd.	751,483	20,666
	Service Corp. International	2,233,204	16,526
*	Dana Holding Corp.	1,225,602	12,256
	Jones Apparel Group Inc.	766,888	12,155
*	Rent-A-Center Inc.	577,689	11,704
	Hillenbrand Inc.	547,166	11,704
	Wolverine World Wide Inc.	435,710	10,989
	Dillard's Inc. Class A	460,277	9,896
	Regal Entertainment Group Class A	743,970	9,701
*	Jack in the Box Inc.	485,802	9,449
	Cooper Tire & Rubber Co.	478,646	9,334
	Cracker Barrel Old Country Store Inc.	200,391	9,330
*	Saks Inc.	1,192,304	9,050
*	Iconix Brand Group Inc.	628,431	9,031
	MDC Holdings Inc.	330,999	8,920
*	Collective Brands Inc.	563,541	8,904
*	Jo-Ann Stores Inc.	223,742	8,393
	Phillips-Van Heusen Corp.	175,734	8,131
	Men's Wearhouse Inc.	436,540	8,015
*	Dress Barn Inc.	334,279	7,959
	Regis Corp.	502,112	7,818
	KB Home	697,302	7,670
*	Hanesbrands Inc.	293,501	7,062
*	Skechers U.S.A. Inc. Class A	192,497	7,030
	Scholastic Corp.	290,479	7,006
*	Valassis Communications Inc.	211,522	6,709
*	Carter's Inc.	255,235	6,700
	Bob Evans Farms Inc.	267,889	6,595
	Finish Line Inc. Class A	466,672	6,501
	Meredith Corp.	206,812	6,438
	Cinemark Holdings Inc.	489,081	6,431
*	New York Times Co. Class A	742,745	6,425
	International Speedway Corp. Class A	245,487	6,324
*	Timberland Co. Class A	379,816	6,134
	Ryland Group Inc.	385,708	6,102
	American Greetings Corp. Class A	318,661	5,978
*	Career Education Corp.	258,698	5,955
*	Orient-Express Hotels Ltd. Class A	798,149	5,906
	Brown Shoe Co. Inc.	377,109	5,725
*	Helen of Troy Ltd.	254,967	5,625
	Unifirst Corp.	127,019	5,591
*	Genesco Inc.	208,775	5,493
*	HSN Inc.	225,713	5,417
	Cato Corp. Class A	243,742	5,367
	CKE Restaurants Inc.	412,313	5,166
	Choice Hotels International Inc.	169,990	5,135
*	Group 1 Automotive Inc.	215,505	5,071
*,^	Cabela's Inc.	354,710	5,016
*	Office Depot Inc.	1,208,866	4,884
*	OfficeMax Inc.	371,618	4,853
	Columbia Sportswear Co.	103,978	4,853
*	Belo Corp. Class A	797,503	4,538
*	Vail Resorts Inc.	127,630	4,456
*	Ruby Tuesday Inc.	510,195	4,337
^	Barnes & Noble Inc.	328,039	4,232
*	AnnTaylor Stores Corp.	258,723	4,209
*	Quiksilver Inc.	1,133,958	4,196

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Boyd Gaming Corp.	492,104	4,178
*	Meritage Homes Corp.	251,550	4,095
*	99 Cents Only Stores	275,911	4,083
	PEP Boys-Manny Moe & Jack	460,296	4,078
	Stewart Enterprises Inc. Class A	749,415	4,054
	Buckle Inc.	121,988	3,955
	Fred's Inc. Class A	331,532	3,667
	Stage Stores Inc.	334,469	3,572
*	Jakks Pacific Inc.	245,128	3,525
	Harte-Hanks Inc.	335,093	3,502
	Churchill Downs Inc.	106,204	3,483
	Ameristar Casinos Inc.	227,881	3,432
	Callaway Golf Co.	565,984	3,419
	Brunswick Corp.	271,953	3,380
*	La-Z-Boy Inc.	453,114	3,367
*	Pinnacle Entertainment Inc.	342,986	3,245
	Ethan Allen Interiors Inc.	228,629	3,199
	World Wrestling Entertainment Inc. Class A	203,076	3,160
*	RC2 Corp.	187,881	3,027
*	Ascent Media Corp. Class A	117,829	2,976
	NutriSystem Inc.	122,087	2,801
*	Sonic Automotive Inc. Class A	316,319	2,708
*	Asbury Automotive Group Inc.	254,696	2,685
	Superior Industries International Inc.	198,785	2,672
	Oxford Industries Inc.	123,086	2,576
*	Lions Gate Entertainment Corp.	360,667	2,517
*	Beazer Homes USA Inc.	655,863	2,381
	Big 5 Sporting Goods Corp.	180,580	2,373
*	Dorman Products Inc.	115,428	2,347
*	Core-Mark Holding Co. Inc.	82,906	2,272
*	Red Robin Gourmet Burgers Inc.	130,913	2,246
*	Federal-Mogul Corp.	169,032	2,201
*	America's Car-Mart Inc.	92,954	2,104
*	Standard Pacific Corp.	603,936	2,011
*	Biglari Holdings Inc.	6,993	2,006
	Christopher & Banks Corp.	317,720	1,967
*	EW Scripps Co. Class A	263,798	1,965
*	Charming Shoppes Inc.	510,131	1,913
*	DSW Inc. Class A	84,379	1,895
	Speedway Motorsports Inc.	130,995	1,776
*	Drew Industries Inc.	87,143	1,760
	Marcus Corp.	185,451	1,754
	Haverty Furniture Cos. Inc.	139,016	1,709
*	Movado Group Inc.	158,308	1,691
*	Winnebago Industries Inc.	166,744	1,657
*	Landry's Restaurants Inc.	64,042	1,566
*	M/I Homes Inc.	162,337	1,565
*	Unifi Inc.	398,384	1,522
	Weyco Group Inc.	64,923	1,479
*	Select Comfort Corp.	168,162	1,471
*	American Axle & Manufacturing Holdings Inc.	199,247	1,460
*	Journal Communications Inc. Class A	367,604	1,459
*	Domino's Pizza Inc.	126,088	1,425
*	Stein Mart Inc.	226,561	1,411
*	LIN TV Corp. Class A	254,632	1,378
*	Liz Claiborne Inc.	292,808	1,236
	Spartan Motors Inc.	275,931	1,159
	CSS Industries Inc.	68,451	1,129
	Courier Corp.	89,923	1,098
*	Furniture Brands International Inc.	209,446	1,093
*	Modine Manufacturing Co.	135,711	1,042
*	Build-A-Bear Workshop Inc.	143,794	975
*	Pacific Sunwear Of California	291,863	934
*	Kenneth Cole Productions Inc. Class A	84,459	930

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Ambassadors Group Inc.	79,022	892
*	Smith & Wesson Holding Corp.	184,769	756
*	Borders Group Inc.	530,236	705
*,^	Brookfield Homes Corp.	99,910	673
*	Leapfrog Enterprises Inc.	154,740	622
*	Hovnanian Enterprises Inc. Class A	165,324	608
*,^	Conn's Inc.	79,318	466
*	Sealy Corp.	146,074	390
*,^	Fuqi International Inc.	51,279	349
*	Monarch Casino & Resort Inc.	29,246	296
*	Outdoor Channel Holdings Inc.	56,606	264
*	American Apparel Inc.	109,866	201
*	New York & Co. Inc.	82,698	189
*	Marine Products Corp.	33,034	187
			667,548
Consumer Staples (3.8%)
	Del Monte Foods Co.	1,742,271	25,071
	Corn Products International Inc.	660,125	20,002
	Nu Skin Enterprises Inc. Class A	498,535	12,428
*	Central European Distribution Corp.	571,799	12,225
	Ruddick Corp.	364,203	11,287
	Lancaster Colony Corp.	173,506	9,258
*	TreeHouse Foods Inc.	196,237	8,960
	Universal Corp.	215,497	8,551
*	Fresh Del Monte Produce Inc.	391,716	7,928
*	Hain Celestial Group Inc.	358,848	7,238
*	BJ's Wholesale Club Inc.	171,243	6,338
	Sanderson Farms Inc.	124,893	6,337
^	Vector Group Ltd.	344,538	5,795
	Andersons Inc.	152,768	4,979
*	Chiquita Brands International Inc.	393,875	4,786
*	Winn-Dixie Stores Inc.	482,938	4,655
	WD-40 Co.	138,375	4,622
	B&G Foods Inc. Class A	416,661	4,492
	Nash Finch Co.	112,841	3,855
	Lance Inc.	225,811	3,724
	Pricesmart Inc.	156,821	3,643
*,^	Dole Food Co. Inc.	348,355	3,633
	Weis Markets Inc.	106,158	3,494
*	Central Garden and Pet Co. Class A	388,489	3,485
*	Elizabeth Arden Inc.	216,127	3,138
*	Prestige Brands Holdings Inc.	417,567	2,956
*	Pantry Inc.	199,036	2,808
	Spartan Stores Inc.	196,789	2,700
	Cal-Maine Foods Inc.	60,152	1,921
	Inter Parfums Inc.	132,757	1,889
	Ingles Markets Inc. Class A	113,815	1,713
	Tootsie Roll Industries Inc.	62,616	1,481
*,^	American Oriental Bioengineering Inc.	553,514	1,395
*	Central Garden and Pet Co.	143,046	1,360
	Village Super Market Inc. Class A	48,979	1,286
	Calavo Growers Inc.	62,494	1,122
	Farmer Bros Co.	64,211	969
	Alico Inc.	32,473	746
	Coca-Cola Bottling Co. Consolidated	13,200	632
	National Beverage Corp.	50,776	623
*	Susser Holdings Corp.	37,727	445
*,^	China-Biotics Inc.	34,020	443
*,^	AgFeed Industries Inc.	91,119	267
			214,680
Energy (4.3%)
	Southern Union Co.	981,571	21,457
*	SEACOR Holdings Inc.	188,779	13,339
*	Oil States International Inc.	284,839	11,274

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Berry Petroleum Co. Class A	425,478	10,943
*	Bill Barrett Corp.	339,849	10,457
	Overseas Shipholding Group Inc.	253,887	9,404
*	Unit Corp.	231,153	9,382
*	Swift Energy Co.	329,828	8,876
*	Bristow Group Inc.	300,090	8,823
*	SandRidge Energy Inc.	1,376,969	8,028
	Penn Virginia Corp.	398,967	8,023
	Lufkin Industries Inc.	169,982	6,628
*	Atwood Oceanics Inc.	254,490	6,495
*	Enbridge Energy Management LLC	127,189	6,487
	World Fuel Services Corp.	247,897	6,430
*	Energy XXI Bermuda Ltd.	378,048	5,966
*	Gulfmark Offshore Inc.	203,236	5,325
*	Newpark Resources Inc.	781,710	4,729
	General Maritime Corp.	780,975	4,717
*	USEC Inc.	989,837	4,712
	Frontier Oil Corp.	322,327	4,335
*	Stone Energy Corp.	383,177	4,276
*	Global Industries Ltd.	900,677	4,044
*	Parker Drilling Co.	1,020,834	4,032
*	James River Coal Co.	241,756	3,849
*	Cloud Peak Energy Inc.	277,039	3,674
*	Energy Partners Ltd.	299,084	3,652
*	Petroquest Energy Inc.	499,228	3,375
*	Helix Energy Solutions Group Inc.	305,316	3,288
*	Cal Dive International Inc.	536,746	3,140
*	Hornbeck Offshore Services Inc.	206,185	3,010
*	International Coal Group Inc.	747,329	2,877
	W&T Offshore Inc.	294,721	2,788
	Vaalco Energy Inc.	495,985	2,777
*	CVR Energy Inc.	340,291	2,559
*	Crosstex Energy Inc.	366,794	2,351
*	Petroleum Development Corp.	84,820	2,173
*	Harvest Natural Resources Inc.	279,139	2,057
	Gulf Island Fabrication Inc.	119,041	1,848
*	T-3 Energy Services Inc.	57,521	1,605
*,^	Oilsands Quest Inc.	2,541,474	1,550
*	PHI Inc.	109,948	1,549
*,^	Delta Petroleum Corp.	1,589,033	1,367
*	ION Geophysical Corp.	329,576	1,147
*	Pioneer Drilling Co.	167,410	949
*	Willbros Group Inc.	122,610	907
*	Basic Energy Services Inc.	98,985	762
	Delek US Holdings Inc.	76,929	562
*	Approach Resources Inc.	71,482	492
			242,490
Financials (36.3%)
	Chimera Investment Corp.	7,246,451	26,160
	Essex Property Trust Inc.	260,753	25,434
	Alexandria Real Estate Equities Inc.	385,410	24,423
	Camden Property Trust	567,230	23,171
	First Niagara Financial Group Inc.	1,836,892	23,016
	Senior Housing Properties Trust	1,119,750	22,518
	Arthur J Gallagher & Co.	900,857	21,963
*	AmeriCredit Corp.	1,176,823	21,442
	Ares Capital Corp.	1,682,415	21,081
	Mack-Cali Realty Corp.	696,132	20,696
*	E*Trade Financial Corp.	1,737,756	20,540
	Bank of Hawaii Corp.	422,041	20,406
	BRE Properties Inc.	550,763	20,340
	Corporate Office Properties Trust SBI	513,216	19,379
	Developers Diversified Realty Corp.	1,865,479	18,468
	Valley National Bancorp	1,342,877	18,290

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	MFA Financial Inc.	2,468,111	18,264
	Hanover Insurance Group Inc.	416,670	18,125
	Highwoods Properties Inc.	624,832	17,345
	Allied World Assurance Co. Holdings Ltd.	371,621	16,864
	StanCorp Financial Group Inc.	415,176	16,831
	Fulton Financial Corp.	1,744,078	16,830
	Waddell & Reed Financial Inc.	751,791	16,449
	Endurance Specialty Holdings Ltd.	436,055	16,365
*	Alleghany Corp.	55,606	16,309
	FirstMerit Corp.	947,323	16,228
	Protective Life Corp.	752,337	16,092
	Washington Federal Inc.	988,430	15,993
	Omega Healthcare Investors Inc.	795,103	15,846
	Synovus Financial Corp.	6,220,066	15,799
	BioMed Realty Trust Inc.	978,899	15,750
	Apollo Investment Corp.	1,676,578	15,642
	National Retail Properties Inc.	728,890	15,627
	Entertainment Properties Trust	408,585	15,555
	Aspen Insurance Holdings Ltd.	621,020	15,364
*	ProAssurance Corp.	270,631	15,361
	East West Bancorp Inc.	971,386	14,814
	Tanger Factory Outlet Centers	354,042	14,650
	Platinum Underwriters Holdings Ltd.	402,066	14,591
	Washington Real Estate Investment Trust	525,839	14,508
	CBL & Associates Properties Inc.	1,151,601	14,326
	CommonWealth REIT	2,231,640	13,858
	Home Properties Inc.	307,386	13,854
	Douglas Emmett Inc.	962,206	13,683
	Westamerica Bancorporation	257,287	13,513
	Prosperity Bancshares Inc.	388,600	13,504
	Kilroy Realty Corp.	449,143	13,353
	Mid-America Apartment Communities Inc.	256,723	13,214
	Apartment Investment & Management Co.	669,292	12,964
	American Campus Communities Inc.	458,900	12,523
	Potlatch Corp.	350,103	12,509
	Erie Indemnity Co. Class A	270,059	12,288
	Brandywine Realty Trust	1,130,284	12,151
	American Capital Ltd.	2,469,325	11,902
	Healthcare Realty Trust Inc.	539,659	11,856
	BancorpSouth Inc.	660,213	11,805
	Iberiabank Corp.	227,283	11,701
	Webster Financial Corp.	650,426	11,669
	Unitrin Inc.	438,495	11,225
	Northwest Bancshares Inc.	972,935	11,160
	Trustmark Corp.	531,833	11,073
	DiamondRock Hospitality Co.	1,330,003	10,933
*	Knight Capital Group Inc. Class A	788,541	10,874
	CapitalSource Inc.	2,271,837	10,814
	Astoria Financial Corp.	774,502	10,657
*	MGIC Investment Corp.	1,508,485	10,393
*	CNO Financial Group Inc.	2,095,568	10,373
	First American Financial Corp.	817,052	10,360
	Delphi Financial Group Inc.	423,345	10,334
	UMB Financial Corp.	284,710	10,124
*	Popular Inc.	3,654,356	9,794
	Post Properties Inc.	427,183	9,710
	Umpqua Holdings Corp.	839,016	9,632
	Redwood Trust Inc.	649,180	9,504
	NewAlliance Bancshares Inc.	838,423	9,399
	Montpelier Re Holdings Ltd.	622,406	9,292
*	PHH Corp.	481,487	9,167
	Glacier Bancorp Inc.	620,301	9,100
	Susquehanna Bancshares Inc.	1,089,819	9,078
	Medical Properties Trust Inc.	943,398	8,906

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	First Citizens BancShares Inc.	46,185	8,883
	Hatteras Financial Corp.	318,187	8,852
	Wintrust Financial Corp.	264,945	8,833
^	United Bankshares Inc.	362,727	8,684
	Hancock Holding Co.	259,121	8,644
	Wilmington Trust Corp.	776,403	8,610
	Radian Group Inc.	1,169,066	8,464
	National Health Investors Inc.	218,569	8,428
	EastGroup Properties Inc.	235,709	8,387
	Sovran Self Storage Inc.	242,068	8,334
	Argo Group International Holdings Ltd.	272,262	8,328
	DCT Industrial Trust Inc.	1,831,440	8,278
	LaSalle Hotel Properties	394,231	8,109
	Colonial Properties Trust	557,780	8,105
	FNB Corp.	1,004,830	8,069
	International Bancshares Corp.	479,853	8,009
	Tower Group Inc.	371,256	7,993
	Old National Bancorp	766,364	7,940
	Whitney Holding Corp.	847,776	7,842
	Alterra Capital Holdings Ltd.	417,276	7,836
	RLI Corp.	148,746	7,811
	MB Financial Inc.	422,460	7,769
	First Midwest Bancorp Inc.	626,656	7,620
	First Financial Bancorp	501,414	7,496
	Franklin Street Properties Corp.	630,424	7,445
	Anworth Mortgage Asset Corp.	1,026,253	7,307
	American Capital Agency Corp.	273,506	7,226
	CVB Financial Corp.	747,095	7,097
	Starwood Property Trust Inc.	418,232	7,089
	First Financial Bankshares Inc.	146,429	7,042
	Selective Insurance Group Inc.	467,437	6,946
	Capstead Mortgage Corp.	609,188	6,738
*	Ocwen Financial Corp.	658,989	6,715
	American National Insurance Co.	82,477	6,678
	National Penn Bancshares Inc.	1,105,070	6,641
	Cathay General Bancorp	639,046	6,601
	Extra Space Storage Inc.	470,756	6,543
	Park National Corp.	98,097	6,380
	Community Bank System Inc.	288,272	6,351
	PS Business Parks Inc.	111,487	6,219
*	Investment Technology Group Inc.	384,516	6,175
	NBT Bancorp Inc.	301,798	6,163
	Columbia Banking System Inc.	332,609	6,073
	Lexington Realty Trust	982,112	5,902
	Acadia Realty Trust	349,596	5,880
	Cash America International Inc.	168,570	5,777
	Investors Real Estate Trust	646,428	5,708
	Equity One Inc.	363,285	5,667
*	Piper Jaffray Cos.	173,307	5,584
	Provident Financial Services Inc.	473,237	5,532
	Employers Holdings Inc.	374,321	5,514
	Pennsylvania Real Estate Investment Trust	450,516	5,505
	U-Store-It Trust	733,049	5,469
*	Strategic Hotels & Resorts Inc.	1,242,836	5,456
	Infinity Property & Casualty Corp.	117,893	5,444
	Prospect Capital Corp.	558,967	5,394
	Inland Real Estate Corp.	675,817	5,352
	BlackRock Kelso Capital Corp.	536,341	5,294
	Horace Mann Educators Corp.	344,429	5,270
	Chemical Financial Corp.	241,066	5,250
*	MBIA Inc.	935,620	5,249
*	Navigators Group Inc.	126,016	5,183
	Nelnet Inc. Class A	268,817	5,183
	Fifth Street Finance Corp.	468,210	5,164

53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Hersha Hospitality Trust	1,114,402	5,037
	American Equity Investment Life Holding Co.	481,706	4,971
	Government Properties Income Trust	192,395	4,910
	Flagstone Reinsurance Holdings SA	438,704	4,747
	LTC Properties Inc.	194,585	4,723
	PacWest Bancorp	253,384	4,639
	Brookline Bancorp Inc.	518,866	4,608
	First Potomac Realty Trust	318,733	4,580
	Home Bancshares Inc.	198,901	4,537
	Artio Global Investors Inc. Class A	278,390	4,382
*	Enstar Group Ltd.	65,454	4,349
	Independent Bank Corp.	175,168	4,323
	Getty Realty Corp.	192,714	4,319
	Bank of the Ozarks Inc.	118,755	4,212
*	Forest City Enterprises Inc. Class A	370,439	4,193
	Compass Diversified Holdings	311,625	4,179
	Safety Insurance Group Inc.	112,325	4,158
	Meadowbrook Insurance Group Inc.	477,791	4,123
*	FelCor Lodging Trust Inc.	816,906	4,076
	SCBT Financial Corp.	111,811	3,938
	United Fire & Casualty Co.	198,523	3,935
	First Commonwealth Financial Corp.	747,920	3,927
	Sterling Bancshares Inc.	829,104	3,905
	City Holding Co.	139,701	3,895
*,^	PMI Group Inc.	1,344,007	3,884
*	Western Alliance Bancorp	541,718	3,884
	PrivateBancorp Inc. Class A	346,715	3,842
	Boston Private Financial Holdings Inc.	587,113	3,775
	Trustco Bank Corp. NY	673,351	3,771
*,^	iStar Financial Inc.	828,209	3,694
	Walter Investment Management Corp.	225,092	3,680
	Glimcher Realty Trust	603,753	3,610
	MarketAxess Holdings Inc.	260,008	3,585
*	World Acceptance Corp.	93,555	3,584
*	National Financial Partners Corp.	363,935	3,556
	Oriental Financial Group Inc.	279,485	3,538
	WesBanco Inc.	209,837	3,536
	GFI Group Inc.	624,277	3,483
	Harleysville Group Inc.	108,985	3,382
	Simmons First National Corp. Class A	127,494	3,348
	Universal Health Realty Income Trust	100,622	3,233
	National Western Life Insurance Co. Class A	20,952	3,201
	Flushing Financial Corp.	259,668	3,176
	Dime Community Bancshares	256,504	3,163
	Cypress Sharpridge Investments Inc.	248,448	3,145
	Saul Centers Inc.	76,974	3,127
	Ramco-Gershenson Properties Trust	308,660	3,117
*	United Community Banks Inc.	785,402	3,102
	Maiden Holdings Ltd.	462,417	3,038
	Education Realty Trust Inc.	497,319	2,999
*	Sunstone Hotel Investors Inc.	301,462	2,993
*	Citizens Republic Bancorp Inc.	3,467,893	2,948
*	Ashford Hospitality Trust Inc.	401,054	2,940
	OneBeacon Insurance Group Ltd. Class A	205,115	2,937
*	AMERISAFE Inc.	165,393	2,903
	Cedar Shopping Centers Inc.	479,330	2,886
	Hercules Technology Growth Capital Inc.	312,303	2,876
	Sandy Spring Bancorp Inc.	202,921	2,843
	Community Trust Bancorp Inc.	113,138	2,840
	Tompkins Financial Corp.	75,013	2,832
	Amtrust Financial Services Inc.	233,995	2,817
	Provident New York Bancorp	309,621	2,740
	Cousins Properties Inc.	406,048	2,737
	FBL Financial Group Inc. Class A	128,514	2,699

54

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Forestar Group Inc.	149,440	2,684
	American Physicians Capital Inc.	86,767	2,677
	Lakeland Financial Corp.	133,882	2,675
	MVC Capital Inc.	202,521	2,617
	Suffolk Bancorp	84,478	2,614
^	TowneBank	179,550	2,607
	SY Bancorp Inc.	113,256	2,603
	StellarOne Corp.	198,387	2,533
	Renasant Corp.	175,433	2,517
*	CNA Surety Corp.	155,360	2,497
	SWS Group Inc.	256,602	2,438
*	Hilltop Holdings Inc.	243,021	2,433
	Southside Bancshares Inc.	123,855	2,432
	Berkshire Hills Bancorp Inc.	122,451	2,385
	First Financial Corp.	92,133	2,378
	Univest Corp. of Pennsylvania	137,232	2,377
	First Busey Corp.	522,921	2,369
*	Pennymac Mortgage Investment Trust	146,664	2,332
	Kite Realty Group Trust	552,668	2,310
*	FPIC Insurance Group Inc.	89,788	2,303
	Capital Southwest Corp.	26,157	2,299
	S&T Bancorp Inc.	116,298	2,298
*	KBW Inc.	102,798	2,204
	Bancfirst Corp.	60,319	2,201
	Bank Mutual Corp.	386,412	2,195
	State Auto Financial Corp.	140,476	2,179
	1st Source Corp.	128,643	2,177
	Colony Financial Inc.	128,184	2,166
	Northfield Bancorp Inc.	165,708	2,151
*	Phoenix Cos. Inc.	1,009,156	2,129
	Arrow Financial Corp.	91,520	2,114
	CapLease Inc.	456,485	2,104
	Oppenheimer Holdings Inc. Class A	87,604	2,098
	Southwest Bancorp Inc.	157,527	2,094
*	Pebblebrook Hotel Trust	110,115	2,076
	First Community Bancshares Inc.	141,132	2,073
	Washington Trust Bancorp Inc.	120,342	2,051
	Territorial Bancorp Inc.	107,010	2,028
	Westfield Financial Inc.	242,274	2,018
	Republic Bancorp Inc.	89,807	2,012
	Trico Bancshares	118,436	2,005
	Union First Market Bankshares Corp.	159,979	1,961
	Winthrop Realty Trust	152,970	1,960
	Sterling Bancorp	214,845	1,934
	First Bancorp	132,623	1,922
	CoBiz Financial Inc.	291,013	1,918
*	United America Indemnity Ltd. Class A	257,296	1,894
	SeaBright Holdings Inc.	191,314	1,814
	Parkway Properties Inc.	124,035	1,807
	Urstadt Biddle Properties Inc. Class A	111,990	1,806
	WSFS Financial Corp.	49,948	1,795
*	Pinnacle Financial Partners Inc.	139,637	1,794
	Retail Opportunity Investments Corp.	184,763	1,783
	Camden National Corp.	64,034	1,759
	Heartland Financial USA Inc.	100,980	1,745
	United Financial Bancorp Inc.	127,692	1,743
*	Nara Bancorp Inc.	206,421	1,740
*	FBR Capital Markets Corp.	508,034	1,692
*	Citizens Inc.	251,725	1,676
	Home Federal Bancorp Inc.	132,695	1,676
	First Financial Holdings Inc.	145,824	1,670
	Presidential Life Corp.	182,751	1,663
	Lakeland Bancorp Inc.	189,383	1,614
	First Merchants Corp.	186,322	1,580

55

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Advance America Cash Advance Centers Inc.	380,944	1,573
	GAMCO Investors Inc.	42,084	1,566
*	First Industrial Realty Trust Inc.	318,113	1,533
	Wilshire Bancorp Inc.	168,755	1,477
	Baldwin & Lyons Inc.	69,441	1,459
	Stewart Information Services Corp.	160,925	1,452
*	Avatar Holdings Inc.	75,227	1,443
*	TradeStation Group Inc.	213,723	1,443
	Great Southern Bancorp Inc.	70,975	1,441
	Abington Bancorp Inc.	157,870	1,377
	NGP Capital Resources Co.	190,872	1,369
	First Mercury Financial Corp.	128,885	1,364
	Sun Communities Inc.	52,271	1,357
	BankFinancial Corp.	160,639	1,335
*	Flagstar Bancorp Inc.	403,275	1,266
	ESSA Bancorp Inc.	102,852	1,266
	MainSource Financial Group Inc.	168,808	1,210
	Kansas City Life Insurance Co.	40,488	1,197
	National Interstate Corp.	59,647	1,182
*	RAIT Financial Trust	624,325	1,167
	Ames National Corp.	58,368	1,140
^	Capital City Bank Group Inc.	90,227	1,117
	Evercore Partners Inc. Class A	46,730	1,091
	Donegal Group Inc. Class A	88,121	1,083
	EMC Insurance Group Inc.	46,279	1,015
*	Cardtronics Inc.	77,212	1,001
	CreXus Investment Corp.	78,083	971
*	Meridian Interstate Bancorp Inc.	88,522	965
	Rockville Financial Inc.	77,775	926
*	Penson Worldwide Inc.	157,377	888
^	Life Partners Holdings Inc.	42,550	871
	Student Loan Corp.	35,287	850
*	Gleacher & Co. Inc.	330,119	842
*	LaBranche & Co. Inc.	188,364	806
	Citizens & Northern Corp.	69,494	744
*	First Marblehead Corp.	284,683	669
	NorthStar Realty Finance Corp.	231,899	619
	First Financial Northwest Inc.	149,264	591
	Urstadt Biddle Properties Inc.	41,528	580
	South Financial Group Inc.	1,901,944	518
	Consolidated-Tomoka Land Co.	16,741	477
	NASB Financial Inc.	27,699	420
	Roma Financial Corp.	34,119	371
*,^	First BanCorp	688,283	365
*,^	Doral Financial Corp.	109,707	268
	Universal Insurance Holdings Inc.	53,033	222
*	Asset Acceptance Capital Corp.	46,219	191
*	Crawford & Co. Class A	66,490	163
	CompuCredit Holdings Corp.	34,788	138
*	Teton Advisors Inc. Class A	226	2
			2,041,524
Health Care (5.9%)
*	Mednax Inc.	413,321	22,985
	PerkinElmer Inc.	1,026,376	21,215
	Teleflex Inc.	349,484	18,970
*	Health Management Associates Inc. Class A	2,196,485	17,067
	Hill-Rom Holdings Inc.	552,627	16,817
	STERIS Corp.	519,767	16,154
	Cooper Cos. Inc.	401,900	15,992
	Owens & Minor Inc.	553,224	15,701
*	LifePoint Hospitals Inc.	482,143	15,139
*	Magellan Health Services Inc.	303,610	11,027
*	Emergency Medical Services Corp. Class A	168,983	8,285
*	Odyssey HealthCare Inc.	291,226	7,782

56

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	AMERIGROUP Corp.	224,553	7,294
*	Healthspring Inc.	430,099	6,671
*	Centene Corp.	293,204	6,304
	Invacare Corp.	260,660	5,406
	Analogic Corp.	113,104	5,147
*	Amsurg Corp. Class A	271,495	4,838
*	Conmed Corp.	256,334	4,776
*	RehabCare Group Inc.	216,755	4,721
*	inVentiv Health Inc.	173,616	4,445
*	Kindred Healthcare Inc.	343,749	4,414
*	Universal American Corp.	294,393	4,239
	Meridian Bioscience Inc.	232,062	3,945
*	Brookdale Senior Living Inc.	256,990	3,855
	Computer Programs & Systems Inc.	86,601	3,544
*	Select Medical Holdings Corp.	491,597	3,333
*	Triple-S Management Corp. Class B	178,977	3,320
	Landauer Inc.	53,455	3,254
*	Angiodynamics Inc.	213,589	3,150
*	Sun Healthcare Group Inc.	384,541	3,107
*	WellCare Health Plans Inc.	130,046	3,087
	PDL BioPharma Inc.	524,576	2,948
*	Greatbatch Inc.	132,089	2,947
*	Molina Healthcare Inc.	100,979	2,908
*	Savient Pharmaceuticals Inc.	204,517	2,577
*	Assisted Living Concepts Inc. Class A	84,092	2,488
*	Affymetrix Inc.	405,010	2,390
*	Gentiva Health Services Inc.	86,502	2,336
	National Healthcare Corp.	66,154	2,280
*	Res-Care Inc.	233,935	2,260
*	AMAG Pharmaceuticals Inc.	64,817	2,227
*	Cross Country Healthcare Inc.	245,072	2,203
*	Immunogen Inc.	205,206	1,902
	Ensign Group Inc.	100,378	1,658
*	Geron Corp.	300,775	1,510
*	Momenta Pharmaceuticals Inc.	116,657	1,430
*	InterMune Inc.	152,351	1,425
*	RTI Biologics Inc.	481,645	1,411
*	AMN Healthcare Services Inc.	187,428	1,402
*	Medcath Corp.	157,715	1,240
*	Skilled Healthcare Group Inc.	179,557	1,219
*	Emeritus Corp.	72,852	1,188
*	Rigel Pharmaceuticals Inc.	160,132	1,153
*	Metabolix Inc.	76,538	1,095
*	OraSure Technologies Inc.	192,499	891
*,^	Protalix BioTherapeutics Inc.	137,370	839
*	XenoPort Inc.	84,730	831
*	Lexicon Pharmaceuticals Inc.	648,050	830
*	Clinical Data Inc.	58,807	732
*	Opko Health Inc.	311,921	705
*,^	Cadence Pharmaceuticals Inc.	81,921	574
*	Arqule Inc.	131,008	563
*	Idenix Pharmaceuticals Inc.	112,641	563
*	Kendle International Inc.	43,577	502
*	Akorn Inc.	167,755	498
*	Ligand Pharmaceuticals Inc. Class B	326,326	476
*	Orexigen Therapeutics Inc.	109,125	458
*	Albany Molecular Research Inc.	69,876	361
*	Allos Therapeutics Inc.	758	5
			329,009
Industrials (15.0%)
*	Continental Airlines Inc. Class B	1,222,443	26,894
*	BE Aerospace Inc.	853,585	21,707
	Snap-On Inc.	507,704	20,770
	Carlisle Cos. Inc.	528,961	19,111

57

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Lincoln Electric Holdings Inc.	374,792	19,111
	Timken Co.	723,985	18,816
	Hubbell Inc. Class B	462,136	18,342
	Kennametal Inc.	716,805	18,228
	Regal-Beloit Corp.	323,704	18,056
	Lennox International Inc.	420,603	17,485
	Nordson Corp.	267,708	15,013
	Con-way Inc.	473,033	14,200
*	Alaska Air Group Inc.	313,309	14,083
	Crane Co.	437,311	13,211
	Watsco Inc.	221,446	12,826
*	WESCO International Inc.	372,759	12,551
	Trinity Industries Inc.	696,152	12,336
*	General Cable Corp.	457,147	12,183
*	JetBlue Airways Corp.	2,179,751	11,967
	Curtiss-Wright Corp.	402,736	11,695
*	Moog Inc. Class A	344,259	11,096
	HNI Corp.	396,406	10,937
	GATX Corp.	405,262	10,812
	Alexander & Baldwin Inc.	360,725	10,742
*	Atlas Air Worldwide Holdings Inc.	225,885	10,730
	Brady Corp. Class A	429,496	10,703
	AO Smith Corp.	221,220	10,661
*	GrafTech International Ltd.	688,867	10,071
	Triumph Group Inc.	146,429	9,757
	Kaydon Corp.	294,808	9,687
	Baldor Electric Co.	252,917	9,125
	Belden Inc.	410,342	9,028
	Werner Enterprises Inc.	411,591	9,010
*	EnerSys	403,111	8,615
	Applied Industrial Technologies Inc.	335,164	8,486
	Deluxe Corp.	450,408	8,445
	ABM Industries Inc.	387,600	8,120
*	Esterline Technologies Corp.	170,212	8,077
	Brink's Co.	420,804	8,008
	Briggs & Stratton Corp.	439,542	7,481
	Mine Safety Appliances Co.	300,331	7,442
	Watts Water Technologies Inc. Class A	259,365	7,433
	Granite Construction Inc.	305,900	7,213
*	EMCOR Group Inc.	290,963	6,742
*	Teledyne Technologies Inc.	158,349	6,109
	Otter Tail Corp.	314,701	6,083
	Skywest Inc.	492,376	6,017
	Quanex Building Products Corp.	332,863	5,755
	Simpson Manufacturing Co. Inc.	225,761	5,542
*	Griffon Corp.	497,640	5,504
*	AirTran Holdings Inc.	1,124,201	5,452
*	Armstrong World Industries Inc.	176,734	5,334
	Manitowoc Co. Inc.	574,474	5,251
	Mueller Water Products Inc. Class A	1,356,637	5,033
	Franklin Electric Co. Inc.	172,882	4,982
*	Interline Brands Inc.	286,146	4,947
*	EnPro Industries Inc.	175,714	4,946
	Seaboard Corp.	3,255	4,915
*	Macquarie Infrastructure Co. LLC	378,195	4,837
	Ameron International Corp.	76,922	4,641
	Universal Forest Products Inc.	152,603	4,625
*	Ceradyne Inc.	212,086	4,532
	McGrath Rentcorp	198,834	4,529
*	Argon ST Inc.	124,521	4,270
*	Layne Christensen Co.	170,619	4,141
	Mueller Industries Inc.	165,353	4,068
*	Consolidated Graphics Inc.	93,297	4,034
	Albany International Corp.	242,542	3,927

58

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Chart Industries Inc.	250,358	3,901
*	Tutor Perini Corp.	234,551	3,865
	CIRCOR International Inc.	149,277	3,819
*	MasTec Inc.	400,634	3,766
*	USG Corp.	305,392	3,689
	Aircastle Ltd.	452,467	3,552
*	Kelly Services Inc. Class A	235,109	3,496
	Ennis Inc.	226,671	3,402
	G&K Services Inc. Class A	162,975	3,365
	EnergySolutions Inc.	659,777	3,358
*	Amerco Inc.	60,293	3,319
*	Dollar Thrifty Automotive Group Inc.	76,402	3,256
	Kaman Corp.	147,172	3,255
	Comfort Systems USA Inc.	335,472	3,241
	Federal Signal Corp.	530,030	3,201
*	Avis Budget Group Inc.	313,719	3,081
*	Waste Services Inc.	263,528	3,073
	TAL International Group Inc.	134,598	3,024
*	Ladish Co. Inc.	132,541	3,011
*	School Specialty Inc.	165,319	2,987
*	Dycom Industries Inc.	343,963	2,941
	Encore Wire Corp.	161,606	2,940
^	Titan International Inc.	293,747	2,929
	Cascade Corp.	81,451	2,901
*	MYR Group Inc.	173,728	2,900
	Arkansas Best Corp.	136,844	2,840
*	Dolan Co.	252,923	2,813
*	Rush Enterprises Inc. Class A	210,357	2,810
*	American Reprographics Co.	320,360	2,797
*	Korn/Ferry International	200,575	2,788
	Apogee Enterprises Inc.	245,328	2,657
	Bowne & Co. Inc.	228,272	2,561
*,^	Genco Shipping & Trading Ltd.	162,468	2,435
*	Polypore International Inc.	106,895	2,431
	FreightCar America Inc.	105,455	2,385
	Tredegar Corp.	145,749	2,379
	Barnes Group Inc.	143,966	2,360
*,^	Eagle Bulk Shipping Inc.	543,642	2,294
	US Ecology Inc.	153,487	2,236
*	Colfax Corp.	209,919	2,185
	Applied Signal Technology Inc.	110,634	2,174
*	AAR Corp.	120,226	2,013
	Schawk Inc. Class A	132,704	1,984
*	RBC Bearings Inc.	67,033	1,943
*	ATC Technology Corp.	114,413	1,844
*	Blount International Inc.	178,290	1,831
	CDI Corp.	117,058	1,818
*	CRA International Inc.	96,287	1,813
*	Republic Airways Holdings Inc.	288,937	1,765
*	Sterling Construction Co. Inc.	130,419	1,688
	Viad Corp.	90,732	1,601
	Ampco-Pittsburgh Corp.	76,658	1,597
*	Gibraltar Industries Inc.	156,072	1,576
*	ACCO Brands Corp.	313,110	1,562
*	Pike Electric Corp.	162,817	1,534
	Ducommun Inc.	87,642	1,499
*	Columbus McKinnon Corp.	104,063	1,454
*	M&F Worldwide Corp.	51,261	1,389
	NACCO Industries Inc. Class A	15,416	1,368
*	Tecumseh Products Co. Class A	119,945	1,334
	Aceto Corp.	223,178	1,279
	Kimball International Inc. Class B	224,544	1,242
*,^	Lihua International Inc.	138,962	1,181
	Horizon Lines Inc. Class A	254,933	1,078

59

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Volt Information Sciences Inc.	126,950	1,066
	Great Lakes Dredge & Dock Corp.	171,997	1,032
	American Railcar Industries Inc.	84,607	1,022
*	Northwest Pipe Co.	52,998	1,007
*,^	SmartHeat Inc.	173,648	992
*	Rush Enterprises Inc. Class B	81,514	950
*	Greenbrier Cos. Inc.	84,744	949
*	American Commercial Lines Inc.	42,107	948
*	CBIZ Inc.	144,767	921
	American Woodmark Corp.	52,681	901
*	Patriot Transportation Holding Inc.	10,527	852
*	Hawaiian Holdings Inc.	159,367	824
*,^	TBS International PLC Class A	123,988	760
*	Fushi Copperweld Inc.	78,330	641
	Preformed Line Products Co.	20,789	581
*	Titan Machinery Inc.	41,106	540
*	Universal Truckload Services Inc.	36,618	510
*	Sauer-Danfoss Inc.	37,270	455
*,^	RINO International Corp.	26,541	332
*	Hill International Inc.	77,954	317
	Standard Register Co.	95,972	301
*	Tecumseh Products Co. Class B	24,109	266
*	Duoyuan Printing Inc.	33,762	261
			841,718
Information Technology (8.3%)
*	Skyworks Solutions Inc.	1,545,053	25,941
*	Novell Inc.	3,051,522	17,333
*	Tech Data Corp.	447,220	15,930
	Diebold Inc.	582,884	15,884
	CoreLogic Inc.	815,048	14,394
	Intersil Corp. Class A	1,077,881	13,053
*	CACI International Inc. Class A	264,866	11,252
*	Convergys Corp.	1,083,562	10,630
*	Compuware Corp.	1,299,367	10,369
*	Omnivision Technologies Inc.	451,021	9,670
*	Fairchild Semiconductor International Inc. Class A	1,092,802	9,190
*	Benchmark Electronics Inc.	566,028	8,972
*	Rambus Inc.	508,310	8,906
	Fair Isaac Corp.	408,687	8,905
*	Lawson Software Inc.	1,210,516	8,837
*	RF Micro Devices Inc.	2,239,493	8,756
*	Mentor Graphics Corp.	864,190	7,648
*	PMC - Sierra Inc.	1,005,534	7,562
*	International Rectifier Corp.	406,087	7,557
	Earthlink Inc.	944,052	7,515
*	JDA Software Group Inc.	336,919	7,405
*	Tekelec	533,257	7,060
*	Emulex Corp.	712,732	6,543
*	ADC Telecommunications Inc.	853,164	6,322
*	Sanmina-SCI Corp.	450,455	6,131
*	Littelfuse Inc.	191,944	6,067
	AVX Corp.	448,922	5,755
*	Arris Group Inc.	552,255	5,627
*	EchoStar Corp. Class A	293,565	5,601
*	Progress Software Corp.	181,364	5,446
*	Insight Enterprises Inc.	404,066	5,318
*	Teradyne Inc.	537,970	5,245
*	SYNNEX Corp.	197,245	5,053
*	Cadence Design Systems Inc.	832,935	4,823
*	Integrated Device Technology Inc.	948,163	4,693
*	Brooks Automation Inc.	568,002	4,391
*	Take-Two Interactive Software Inc.	483,056	4,348
	United Online Inc.	747,500	4,306
	Black Box Corp.	154,278	4,303

60

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	MTS Systems Corp.	145,006	4,205
*	Loral Space & Communications Inc.	98,209	4,195
*	Avid Technology Inc.	329,346	4,193
	Park Electrochemical Corp.	171,419	4,184
*	Vishay Intertechnology Inc.	530,105	4,103
*	Brightpoint Inc.	554,719	3,883
*	Epicor Software Corp.	485,570	3,880
*	Electronics for Imaging Inc.	391,013	3,812
*	Semtech Corp.	189,298	3,099
	Sycamore Networks Inc.	174,448	2,899
*	Newport Corp.	317,817	2,879
*	Lattice Semiconductor Corp.	657,636	2,854
*	Zoran Corp.	297,180	2,835
	CTS Corp.	298,416	2,757
*	Kulicke & Soffa Industries Inc.	377,777	2,652
*	THQ Inc.	594,078	2,566
	Micrel Inc.	248,508	2,530
*	Rogers Corp.	90,454	2,512
*	Imation Corp.	267,403	2,457
*	Sonus Networks Inc.	901,991	2,444
*	SMART Modular Technologies WWH Inc.	408,189	2,388
	Cohu Inc.	196,125	2,379
*	ModusLink Global Solutions Inc.	393,927	2,375
*	FormFactor Inc.	208,229	2,249
	BGC Partners Inc. Class A	437,161	2,234
*	Electro Scientific Industries Inc.	158,159	2,113
*	ACI Worldwide Inc.	105,180	2,048
*	Symmetricom Inc.	384,777	1,959
*	Actel Corp.	150,270	1,926
*	Advanced Energy Industries Inc.	156,524	1,924
*	Aviat Networks Inc.	526,747	1,912
*	Netgear Inc.	106,976	1,908
	Electro Rent Corp.	147,778	1,890
*	UTStarcom Inc.	976,295	1,796
*	Bottomline Technologies Inc.	131,558	1,714
*	Ciber Inc.	583,274	1,616
	Methode Electronics Inc.	165,526	1,612
*	Entegris Inc.	403,917	1,604
*	Infospace Inc.	204,230	1,536
*	Silicon Image Inc.	432,742	1,519
*	Exar Corp.	213,690	1,481
*,^	Rosetta Stone Inc.	64,397	1,479
*	Ness Technologies Inc.	339,585	1,464
*	ATMI Inc.	97,461	1,427
*	Cogo Group Inc.	223,282	1,393
*	TNS Inc.	79,463	1,386
	Agilysys Inc.	203,901	1,364
*	Extreme Networks	487,912	1,317
*	DSP Group Inc.	202,202	1,292
*	TTM Technologies Inc.	133,587	1,269
*	Silicon Graphics International Corp.	165,797	1,174
*	Perficient Inc.	128,538	1,145
	Technitrol Inc.	346,087	1,094
*	ADPT Corp.	371,255	1,073
*	CPI International Inc.	66,010	1,029
*	EMS Technologies Inc.	67,080	1,008
*	Integral Systems Inc.	152,511	968
*,^	China Security & Surveillance Technology Inc.	205,520	950
*	Anaren Inc.	62,494	934
*	infoGROUP Inc.	116,216	927
	Bel Fuse Inc. Class B	45,602	753
*	TechTarget Inc.	130,027	700
*	Rudolph Technologies Inc.	90,880	686
	Renaissance Learning Inc.	45,243	665

61

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	ShoreTel Inc.	138,934	645
	Marchex Inc. Class B	166,734	642
	Opnet Technologies Inc.	41,705	613
*,^	Evergreen Solar Inc.	874,603	596
*	Mattson Technology Inc.	154,435	585
*	Trident Microsystems Inc.	315,675	448
*	Advanced Analogic Technologies Inc.	126,075	402
*,^	China TransInfo Technology Corp.	55,155	300
*	Opnext Inc.	151,394	250
	Bel Fuse Inc. Class A	11,946	198
			468,039
Materials (7.3%)
	Aptargroup Inc.	596,388	22,555
	RPM International Inc.	1,138,364	20,308
	Compass Minerals International Inc.	287,116	20,179
	Packaging Corp. of America	905,676	19,943
	Domtar Corp.	378,777	18,617
	Temple-Inland Inc.	897,916	18,560
	Cytec Industries Inc.	428,717	17,144
	Huntsman Corp.	1,668,852	14,469
	Commercial Metals Co.	992,342	13,119
	Carpenter Technology Corp.	386,548	12,690
	Olin Corp.	692,207	12,522
	AK Steel Holding Corp.	965,797	11,512
*	Coeur d'Alene Mines Corp.	715,805	11,295
	Sensient Technologies Corp.	430,118	11,153
	Royal Gold Inc.	220,435	10,581
	Rock-Tenn Co. Class A	210,665	10,464
*	Rockwood Holdings Inc.	456,990	10,369
	Cabot Corp.	354,756	8,553
	HB Fuller Co.	428,160	8,131
	Minerals Technologies Inc.	164,812	7,835
*	Louisiana-Pacific Corp.	1,094,861	7,325
	Worthington Industries Inc.	556,789	7,160
	Arch Chemicals Inc.	220,539	6,779
	Silgan Holdings Inc.	235,164	6,674
*	OM Group Inc.	268,943	6,417
	Eagle Materials Inc.	237,742	6,165
	Texas Industries Inc.	207,300	6,124
*	Hecla Mining Co.	1,063,821	5,553
*	Clearwater Paper Corp.	100,813	5,521
*	Ferro Corp.	709,180	5,227
	A Schulman Inc.	274,261	5,200
	Innophos Holdings Inc.	187,232	4,883
*	Century Aluminum Co.	528,712	4,669
	Kaiser Aluminum Corp.	133,593	4,632
	PH Glatfelter Co.	400,628	4,347
	Koppers Holdings Inc.	179,890	4,044
	Schweitzer-Mauduit International Inc.	76,400	3,854
*	Buckeye Technologies Inc.	340,449	3,387
	Westlake Chemical Corp.	173,747	3,227
*	Wausau Paper Corp.	407,723	2,760
*	PolyOne Corp.	285,509	2,404
	Neenah Paper Inc.	128,807	2,357
	Myers Industries Inc.	264,743	2,142
*	AM Castle & Co.	151,626	2,106
*	Innospec Inc.	208,921	1,960
	Olympic Steel Inc.	81,659	1,876
	American Vanguard Corp.	190,469	1,510
	Deltic Timber Corp.	34,455	1,440
*	ShengdaTech Inc.	263,188	1,245
^	Hawkins Inc.	50,074	1,206
*	Graphic Packaging Holding Co.	378,768	1,193
	Haynes International Inc.	37,562	1,158

62

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Yongye International Inc.	157,382	1,084
*	Kraton Performance Polymers Inc.	54,411	1,022
*	Boise Inc.	182,294	1,001
*	Headwaters Inc.	186,968	531
			408,182
Telecommunication Services (0.6%)
*	Syniverse Holdings Inc.	609,862	12,472
*	Cincinnati Bell Inc.	1,768,031	5,322
	NTELOS Holdings Corp.	273,307	4,701
	Consolidated Communications Holdings Inc.	208,148	3,541
*	Iridium Communications Inc.	339,172	3,405
*	PAETEC Holding Corp.	575,436	1,962
	Atlantic Tele-Network Inc.	43,655	1,803
*	Premiere Global Services Inc.	174,306	1,105
			34,311
Utilities (6.5%)
	Atmos Energy Corp.	816,925	22,090
	Westar Energy Inc.	970,727	20,977
	Great Plains Energy Inc.	1,189,915	20,252
	Hawaiian Electric Industries Inc.	814,283	18,549
	Piedmont Natural Gas Co. Inc.	644,983	16,318
	Nicor Inc.	397,700	16,107
	Vectren Corp.	677,736	16,035
	WGL Holdings Inc.	442,152	15,046
	Cleco Corp.	531,825	14,046
	IDACORP Inc.	421,538	14,025
	New Jersey Resources Corp.	364,017	12,813
	Portland General Electric Co.	661,130	12,119
*	RRI Energy Inc.	3,105,516	11,770
	Southwest Gas Corp.	397,548	11,728
	South Jersey Industries Inc.	261,914	11,252
	Northwest Natural Gas Co.	233,250	10,163
	Allete Inc.	278,840	9,548
	Unisource Energy Corp.	315,953	9,535
	Avista Corp.	482,136	9,416
	Black Hills Corp.	325,310	9,262
	PNM Resources Inc.	761,900	8,518
	NorthWestern Corp.	316,464	8,291
*	El Paso Electric Co.	386,140	7,472
	MGE Energy Inc.	203,184	7,323
	UIL Holdings Corp.	263,044	6,584
	Empire District Electric Co.	336,238	6,311
	California Water Service Group	173,248	6,185
	Laclede Group Inc.	185,842	6,157
	CH Energy Group Inc.	138,850	5,448
	American States Water Co.	162,731	5,393
	SJW Corp.	121,796	2,855
	Chesapeake Utilities Corp.	78,736	2,472
*	Dynegy Inc. Class A	583,070	2,245
	Middlesex Water Co.	134,096	2,125
	Central Vermont Public Service Corp.	98,122	1,937
	Connecticut Water Service Inc.	75,313	1,583
	Consolidated Water Co. Ltd.	122,097	1,389
*,^	China Natural Gas Inc.	60,666	505
			363,844
Total Common Stocks (Cost $5,726,734)			5,611,345

63

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2010

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
2,3	Vanguard Market Liquidity Fund	0.286%		42,903,000	42,903

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.320%	9/7/10	750	749
4,5	Freddie Mac Discount Notes	0.351%	9/21/10	500	500
4,5	Freddie Mac Discount Notes	0.361%	12/16/10	150	150
					1,399

Total Temporary Cash Investments (Cost $44,301)					44,302
Total Investments (100.7%) (Cost $5,771,035)					5,655,647
Other Assets and Liabilities—Net (-0.7%)[3]					(40,276)
Net Assets (100%)					5,615,371

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $33,988,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $37,812,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,399,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

64

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 482_082010

Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Semiannual Report
June 30, 2010

Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

> For the six months ended June 30, 2010, returns for Vanguard’s four U.S. mid-capitalization index funds ranged from about –1% to about –3%.

> Although the four mid-cap index funds posted negative returns, they performed better than the broader U.S. stock market.

> Consumer discretionary stocks were among the strongest performers, while information technology stocks generally were among the worst performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	8
Mid-Cap Index Fund.	26
Mid-Cap Growth Index Fund.	47
Mid-Cap Value Index Fund.	60
About Your Fund’s Expenses.	74
Trustees Approve Advisory Arrangement.	77
Glossary.	78

Mid-Cap Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	-1.77%
Admiral™ Shares	-1.69
Signal® Shares	-1.72
Institutional Shares	-1.69
ETF Shares
Market Price	-1.72
Net Asset Value	-1.72
S&P Completion Index	-1.73
Mid-Cap Core Funds Average	-2.83
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Index Fund
Investor Shares	-2.13%
Admiral™ Shares	-2.10
Signal® Shares	-2.08
Institutional Shares	-2.06
ETF Shares
Market Price	-2.16
Net Asset Value	-2.10
MSCI US Mid Cap 450 Index	-2.06
Mid-Cap Core Funds Average	-2.83
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares and Institutional Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	-3.20%
ETF Shares
Market Price	-3.19
Net Asset Value	-3.16
MSCI US Mid Cap Growth Index	-3.10
Mid-Cap Growth Funds Average	-3.17
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Value Index Fund
Investor Shares	-1.12%
ETF Shares
Market Price	-1.14
Net Asset Value	-1.06
MSCI US Mid Cap Value Index	-1.01
Mid-Cap Value Funds Average	-2.71
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares and Institutional Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

2

Your Fund’s Performance at a Glance

December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$32.67	$32.09	$0.001	$0.000
Admiral Shares	32.67	32.11	0.008	0.000
Signal Shares	28.08	27.59	0.007	0.000
Institutional Shares	32.68	32.12	0.008	0.000
ETF Shares	43.09	42.34	0.011	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$16.36	$16.01	$0.002	$0.000
Admiral Shares	74.23	72.66	0.014	0.000
Signal Shares	23.43	22.94	0.004	0.000
Institutional Shares	16.40	16.06	0.003	0.000
ETF Shares	59.97	58.70	0.010	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$19.05	$18.44	$0.000	$0.000
ETF Shares	48.45	46.92	0.000	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$17.45	$17.25	$0.005	$0.000
ETF Shares	44.31	43.83	0.012	0.000

3

Chairman’s Letter

Dear Shareholder,

For the first half of 2010, Vanguard’s four U.S. mid-capitalization index funds experienced their weakest six-month stretch since the stock market rally began in spring 2009. The mid-cap index funds’ returns ranged from about –1% for Vanguard Mid-Cap Value Index Fund to about –3% for Vanguard Mid-Cap Growth Index Fund. Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund, both of which hold a combination of growth and value stocks, fell in between, with returns of about –2%.

All four of the mid-cap index funds met their primary objective of closely tracking their indexes. The return of Vanguard Mid-Cap Growth Index Fund was in line with that of its peer group; the other three funds modestly outperformed the average returns of their respective peer groups.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

4

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Value stocks suffered least from uncertainty in the market
Although all four mid-cap index funds performed better than the broad U.S. market index, their six-month results were nonetheless negative. In a volatile market environment, the Mid-Cap Value Index held up slightly better than the other

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

5

mid-cap funds as investors seeking more stability gravitated toward value stocks—attractively priced companies with solid fundamentals and a potential for dividends.

The Mid-Cap Value Index Fund benefited most from its investments in the financial and consumer discretionary sectors. Financials, which make up the largest sector of the fund and its benchmark index and represent large slices of the Mid-Cap Index and Extended Market Index Funds, were powered by strong returns from commercial banks, insurance companies, and real estate investment trusts (REITs). Consumer discretionary stocks, among the top-performing sectors in the first half of the year, helped all four mid-cap funds buffer losses in other sectors. Consumer confidence early in the year buoyed the stocks of restaurants, hotels, specialty retail stores, and children’s toy makers.

The Mid-Cap Value Index Fund’s weakest-performing sector—information technology—also was the biggest drag on the returns of the other mid-cap indexes. The tech sector, the largest component of the Mid-Cap Growth Index (23% of assets, on average), took a significant hit near the end of the six-month period. IT stocks suffered in part from increasing concern over the economic rebound; companies tend to delay tech spending in uncertain times.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Extended Market Index Fund	0.30%	0.13%	0.13%	0.08%	0.13%	1.32%
Mid-Cap Index Fund	0.27	0.14	0.14	0.08	0.14	1.32
Mid-Cap Growth Index Fund	0.30	—	—	—	0.14	1.47
Mid-Cap Value Index Fund	0.30	—	—	—	0.14	1.42

The fund expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2010, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; and for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

6

Compared with the Mid-Cap Value Index Fund, returns for the Mid-Cap Index, the Extended Market Index, and the Mid-Cap Growth Index Funds were lower, in part because of their varying levels of investment in the energy, industrial, and materials sectors. Oil and gas company stocks were sluggish amid weak crude oil prices and the prospect of tougher energy regulations in the wake of the BP disaster in the Gulf of Mexico. The industrial sector suffered from weak demand for construction and engineering services as well as those related to job placement. Materials stocks, including chemical companies and metal and mining businesses, also did poorly.

Because the Extended Market Index Fund is heavily weighted with mid-cap holdings, its return was similar to that of the Mid-Cap Index Fund. However, the Extended Market Index Fund’s broader mandate also encompasses small-cap companies, which nudged the fund’s return higher.

Throughout the half-year, the funds’ advisor, Vanguard Quantitative Equity Group, relied on its skilled portfolio management and sophisticated risk-control and trading systems to deliver market-tracking results.

Diversification is key in volatile markets
The stock market’s sudden and steep decline during the past six months took many investors by surprise.

Yet the unpredictable movement of the stock market should not shock you, nor should it necessarily affect your investment strategy.

Nobody can predict how the markets will perform for the remainder of the year. What you can control is your reaction to the market’s shifts. Vanguard encourages you to maintain a balanced portfolio of stock, bond, and money market funds that is consistent with your long-term goals, time horizon, and tolerance for the market’s unavoidable peaks and valleys.

While it is impossible to completely shield yourself from gyrations in the market, you can protect your assets from the brunt of such wild market swings by diversifying your portfolio among, and within, different asset classes.

Vanguard’s mid-cap index funds can play a valuable role in such a balanced portfolio. They offer broad diversification and a low-cost way to gain exposure to mid-cap companies in the U.S. stock market.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2010

7

Extended Market Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VXF
Expense Ratio1	0.30%	0.13%	0.13%	0.08%	0.13%
30-Day SEC Yield	1.12%	1.26%	1.26%	1.30%	1.26%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Number of Stocks	3,075	3,459	4,114
Median Market Cap	$1.9B	$1.9B	$25.2B
Price/Earnings Ratio	26.7x	26.6x	17.6x
Price/Book Ratio	1.8x	1.8x	1.9x
Return on Equity	11.4%	11.5%	19.1%
Earnings Growth Rate	5.7%	5.7%	6.6%
Dividend Yield	1.2%	1.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
			DJ
		S&P	U.S. Total
	Completion		Market
		Index	Index
R-Squared		1.00	0.95
Beta		1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Delta Air Lines Inc.	Airlines	0.4%
Crown Castle	Wireless
International Corp.	Telecommunication
	Services	0.4
Bunge Ltd.	Agricultural
	Products	0.3
Las Vegas Sands Corp.	Casinos & Gaming	0.3
Liberty Global Inc.	Cable & Satellite	0.3
Ultra Petroleum Corp.	Oil & Gas
	Exploration &
	Production	0.3
Vertex Pharmaceuticals	Biotechnology
Inc.		0.3
New York Community	Thrifts & Mortgage
Bancorp Inc.	Finance	0.3
Newfield Exploration Co.	Oil & Gas
	Exploration &
	Production	0.3
Cree Inc.	Semiconductors	0.3
Top Ten		3.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

8

Extended Market Index Fund

Sector Diversification (% of equity exposure)

			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Consumer
Discretionary	13.9%	13.8%	11.4%
Consumer Staples	3.6	3.6	10.4
Energy	6.6	6.6	9.4
Financials	20.3	20.2	17.5
Health Care	12.9	12.8	11.7
Industrials	15.1	15.1	10.8
Information
Technology	15.7	15.6	18.7
Materials	5.8	5.8	3.9
Telecommunication
Services	1.9	1.9	2.7
Utilities	4.2	4.6	3.5

Investment Focus

9

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	23.67%	1.29%	1.52%
Admiral Shares	11/13/2000	23.88	1.45	3.04[1]
Signal Shares	9/1/2006	23.88	—	-1.38[1]
Institutional Shares	7/7/1997	23.92	1.48	1.69
ETF Shares	12/27/2001
Market Price		23.94	1.45	5.16[1]
Net Asset Value		23.87	1.46	5.16[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

10

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Las Vegas Sands Corp.	1,936,204	42,868	0.3%
Cablevision Systems Corp. Class A	1,564,093	37,554	0.3%
* Dollar Tree Inc.	793,803	33,046	0.3%
* Liberty Global Inc.	1,222,080	31,762	0.2%
* NetFlix Inc.	257,593	27,987	0.2%
* BorgWarner Inc.	734,440	27,424	0.2%
Advance Auto Parts Inc.	545,368	27,367	0.2%
* Chipotle Mexican Grill Inc. Class A	196,327	26,860	0.2%
Consumer Discretionary—Other †		1,535,834	11.9%
		1,790,702	13.8%
Consumer Staples
Bunge Ltd.	899,385	44,241	0.3%
Church & Dwight Co. Inc.	442,247	27,733	0.2%
Consumer Staples—Other †		396,282	3.1%
		468,256	3.6%
Energy
* Ultra Petroleum Corp.	949,535	42,017	0.3%
* Newfield Exploration Co.	832,205	40,662	0.3%
Cimarex Energy Co.	523,348	37,461	0.3%
* Petrohawk Energy Corp.	1,885,040	31,989	0.3%
* Concho Resources Inc.	508,401	28,130	0.2%
* Alpha Natural Resources Inc.	754,864	25,567	0.2%
Energy—Other †		641,607	5.0%
		847,433	6.6%
Financials
New York Community Bancorp Inc.	2,716,612	41,483	0.3%
BlackRock Inc.	227,420	32,612	0.3%
Macerich Co.	809,441	30,208	0.3%
Digital Realty Trust Inc.	487,732	28,132	0.2%

11

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Federal Realty Investment Trust	382,753	26,896	0.2%
SL Green Realty Corp.	486,435	26,773	0.2%
Nationwide Health Properties Inc.	747,393	26,734	0.2%
Everest Re Group Ltd.	367,669	26,002	0.2%
Financials—Other †		2,367,837	18.3%
		2,606,677	20.2%
Health Care
* Vertex Pharmaceuticals Inc.	1,261,474	41,502	0.3%
* Edwards Lifesciences Corp.	706,996	39,606	0.3%
* Illumina Inc.	759,867	33,077	0.3%
* Henry Schein Inc.	570,082	31,298	0.3%
Perrigo Co.	501,888	29,647	0.2%
* ResMed Inc.	473,056	28,767	0.2%
* Alexion Pharmaceuticals Inc.	558,957	28,613	0.2%
* Dendreon Corp.	837,533	27,077	0.2%
* Human Genome Sciences Inc.	1,168,757	26,484	0.2%
Beckman Coulter Inc.	437,428	26,373	0.2%
Health Care—Other †		1,344,123	10.4%
		1,656,567	12.8%
Industrials
* Delta Air Lines Inc.	4,927,262	57,895	0.4%
Joy Global Inc.	643,685	32,242	0.3%
* McDermott International Inc.	1,441,889	31,231	0.2%
AMETEK Inc.	663,542	26,641	0.2%
Industrials—Other †		1,798,744	13.9%
		1,946,753	15.0%
Information Technology
* Cree Inc.	670,581	40,255	0.3%
Activision Blizzard Inc.	3,413,269	35,805	0.3%
* Sybase Inc.	541,893	35,039	0.3%
* F5 Networks Inc.	500,036	34,287	0.3%
Maxim Integrated Products Inc.	1,886,241	31,557	0.2%
* Lam Research Corp.	789,426	30,046	0.2%
* VMware Inc. Class A	407,608	25,512	0.2%
Information Technology—Other †		1,785,465	13.8%
		2,017,966	15.6%
Materials
Mosaic Co.	1,000,374	38,995	0.3%
Lubrizol Corp.	425,552	34,176	0.3%
Materials—Other †		677,122	5.2%
		750,293	5.8%
Telecommunication Services
* Crown Castle International Corp.	1,538,753	57,334	0.4%
* NII Holdings Inc.	1,043,618	33,938	0.3%
Telecommunication Services—Other †		160,297	1.2%
		251,569	1.9%
Utilities
* Calpine Corp.	2,161,664	27,496	0.2%
Utilities—Other †		511,556	4.0%
		539,052	4.2%
Total Common Stocks (Cost $12,948,210)		12,875,268	99.5%[1]

12

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.286%	252,199,278	252,199	2.0%

4U.S. Government and Agency Obligations †			2,993	0.0%
Total Temporary Cash Investments (Cost $255,193)			255,192	2.0%[1]
[5]Total Investments (Cost $13,203,403)			13,130,460	101.5%
Other Assets and Liabilities
Other Assets			167,626	1.3%
Liabilities[3]			(360,993)	(2.8%)
			(193,367)	(1.5%)
Net Assets			12,937,093	100.0%

At June 30, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				14,804,886
Undistributed Net Investment Income				41,500
Accumulated Net Realized Losses				(1,834,810)
Unrealized Appreciation (Depreciation)
Investment Securities				(72,943)
Futures Contracts				(1,540)
Net Assets				12,937,093

13

Extended Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 132,743,730 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,259,691
Net Asset Value Per Share—Investor Shares	$32.09

Admiral Shares—Net Assets
Applicable to 72,659,539 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,333,017
Net Asset Value Per Share—Admiral Shares	$32.11

Signal Shares—Net Assets
Applicable to 50,549,409 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,394,868
Net Asset Value Per Share—Signal Shares	$27.59

Institutional Shares—Net Assets
Applicable to 128,557,839 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,129,417
Net Asset Value Per Share—Institutional Shares	$32.12

ETF Shares—Net Assets
Applicable to 19,368,927 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	820,100
Net Asset Value Per Share—ETF Shares	$42.34

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $194,629,000 of collateral received for securities on loan.
4 Securities with a value of $2,993,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $165,205,000.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	66,421
Interest[1]	78
Security Lending	8,451
Total Income	74,950
Expenses
The Vanguard Group—Note B
Investment Advisory Services	417
Management and Administrative—Investor Shares	5,163
Management and Administrative—Admiral Shares	1,123
Management and Administrative—Signal Shares	661
Management and Administrative—Institutional Shares	867
Management and Administrative—ETF Shares	336
Marketing and Distribution—Investor Shares	508
Marketing and Distribution—Admiral Shares	201
Marketing and Distribution—Signal Shares	223
Marketing and Distribution—Institutional Shares	504
Marketing and Distribution—ETF Shares	119
Custodian Fees	173
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Signal Shares	7
Shareholders’ Reports—Institutional Shares	24
Shareholders’ Reports—ETF Shares	24
Trustees’ Fees and Expenses	11
Total Expenses	10,381
Net Investment Income	64,569
Realized Net Gain (Loss)
Investment Securities Sold	39,510
Futures Contracts	(1,416)
Realized Net Gain (Loss)	38,094
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(363,300)
Futures Contracts	(3,226)
Change in Unrealized Appreciation (Depreciation)	(366,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	(263,863)

1 Interest income from an affiliated company of the fund was $71,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,569	131,857
Realized Net Gain (Loss)	38,094	97,363
Change in Unrealized Appreciation (Depreciation)	(366,526)	3,233,526
Net Increase (Decrease) in Net Assets Resulting from Operations	(263,863)	3,462,746
Distributions
Net Investment Income
Investor Shares	(131)	(42,559)
Admiral Shares	(571)	(26,111)
Signal Shares	(419)	(18,811)
Institutional Shares	(878)	(40,612)
ETF Shares	(208)	(8,825)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,207)	(136,918)
Capital Share Transactions
Investor Shares	36,885	109,190
Admiral Shares	79,156	9,913
Signal Shares	(264,728)	(12,766)
Institutional Shares	753,717	101,830
ETF Shares	52,224	70,227
Net Increase (Decrease) from Capital Share Transactions	657,254	278,394
Total Increase (Decrease)	391,184	3,604,222
Net Assets
Beginning of Period	12,545,909	8,941,687
End of Period[1]	12,937,093	12,545,909

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $41,500,000 and ($20,862,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Extended Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$32.67	$24.01	$39.89	$38.68	$34.26	$31.36
Investment Operations
Net Investment Income	.145	.316	.392	.453	.447	.350
Net Realized and Unrealized Gain (Loss)
on Investments	(.724)	8.670	(15.862)	1.214	4.440	2.880
Total from Investment Operations	(.579)	8.986	(15.470)	1.667	4.887	3.230
Distributions
Dividends from Net Investment Income	(.001)	(.326)	(.410)	(.457)	(.467)	(.330)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.326)	(.410)	(.457)	(.467)	(.330)
Net Asset Value, End of Period	$32.09	$32.67	$24.01	$39.89	$38.68	$34.26

Total Return[1]	-1.77%	37.43%	-38.73%	4.33%	14.27%	10.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,260	$4,309	$3,080	$5,254	$6,172	$5,441
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.30%	0.25%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	0.86%[2]	1.16%	1.22%	1.13%	1.22%	1.12%
Portfolio Turnover Rate[3]	10%[2]	17%	13%	14%	16%	27%[4]

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Extended Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$32.67	$24.01	$39.90	$38.70	$34.28	$31.36
Investment Operations
Net Investment Income	.169	.362	.443	.510	.503	.409
Net Realized and Unrealized Gain (Loss)
on Investments	(.721)	8.673	(15.881)	1.214	4.440	2.880
Total from Investment Operations	(.552)	9.035	(15.438)	1.724	4.943	3.289
Distributions
Dividends from Net Investment Income	(.008)	(.375)	(.452)	(.524)	(.523)	(.369)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.375)	(.452)	(.524)	(.523)	(.369)
Net Asset Value, End of Period	$32.11	$32.67	$24.01	$39.90	$38.70	$34.28

Total Return	-1.69%	37.65%	-38.63%	4.48%	14.43%	10.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,333	$2,300	$1,705	$2,811	$3,137	$2,379
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.13%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.00%[1]	1.33%	1.37%	1.28%	1.37%	1.27%
Portfolio Turnover Rate[2]	10%[1]	17%	13%	14%	16%	27%[3]

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Extended Market Index Fund

Financial Highlights

Signal Shares
	Six Months				Sept. 1,
	Ended				2006[1] to
		Year Ended December 31,
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$28.08	$20.64	$34.29	$33.26	$30.79
Investment Operations
Net Investment Income	.144	.310	.381	.443	.173
Net Realized and Unrealized Gain (Loss)
on Investments	(.627)	7.451	(13.642)	1.035	2.698
Total from Investment Operations	(.483)	7.761	(13.261)	1.478	2.871
Distributions
Dividends from Net Investment Income	(.007)	(.321)	(.389)	(.448)	(.401)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.007)	(.321)	(.389)	(.448)	(.401)
Net Asset Value, End of Period	$27.59	$28.08	$20.64	$34.29	$33.26

Total Return	-1.72%	37.62%	-38.61%	4.46%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,395	$1,661	$1,230	$2,079	$408
Ratio of Total Expenses to
Average Net Assets	0.12%[2]	0.13%	0.10%	0.09%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.00%[2]	1.33%	1.37%	1.28%	1.37%[2]
Portfolio Turnover Rate[3]	10%[2]	17%	13%	14%	16%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Extended Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$32.68	$24.02	$39.91	$38.71	$34.29	$31.38
Investment Operations
Net Investment Income	.176	.374	.458	.523	.513	.419
Net Realized and Unrealized Gain (Loss)
on Investments	(.728)	8.674	(15.882)	1.214	4.440	2.880
Total from Investment Operations	(.552)	9.048	(15.424)	1.737	4.953	3.299
Distributions
Dividends from Net Investment Income	(.008)	(.388)	(.466)	(.537)	(.533)	(.389)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.388)	(.466)	(.537)	(.533)	(.389)
Net Asset Value, End of Period	$32.12	$32.68	$24.02	$39.91	$38.71	$34.29

Total Return	-1.69%	37.69%	-38.58%	4.51%	14.46%	10.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,129	$3,494	$2,442	$3,175	$2,621	$2,361
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.06%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.04%[1]	1.38%	1.41%	1.31%	1.40%	1.30%
Portfolio Turnover Rate[2]	10%[1]	17%	13%	14%	16%	27%[3]

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Extended Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008[1]	2007[1]	2006[1]	2005[1]
Net Asset Value, Beginning of Period	$43.09	$31.67	$52.62	$51.03	$45.20	$41.37
Investment Operations
Net Investment Income	.223	.476	.595	.695	.669	.532
Net Realized and Unrealized Gain (Loss)
on Investments	(.962)	11.438	(20.935)	1.592	5.858	3.806
Total from Investment Operations	(.739)	11.914	(20.340)	2.287	6.527	4.338
Distributions
Dividends from Net Investment Income	(.011)	(.494)	(.610)	(.697)	(.697)	(.508)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.494)	(.610)	(.697)	(.697)	(.508)
Net Asset Value, End of Period	$42.34	$43.09	$31.67	$52.62	$51.03	$45.20

Total Return	-1.72%	37.63%	-38.60%	4.49%	14.46%	10.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$820	$781	$484	$559	$409	$368
Ratio of Total Expenses to
Average Net Assets	0.12%[2]	0.13%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.00%[2]	1.33%	1.39%	1.29%	1.39%	1.29%
Portfolio Turnover Rate[3]	10%[2]	17%	13%	14%	16%	27%[4]

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

22

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $2,638,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,875,268	—	—
Temporary Cash Investments	252,199	2,993	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(164)	—	—
Total	13,127,309	2,993	—
1 Represents variation margin on the last day of the reporting period.

23

Extended Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	11
Total Sales	(7)
Net Realized Gain (Loss)	(1,458)
Change in Unrealized Appreciation (Depreciation)	1,454
Balance as of June 30, 2010	—

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2010	340	24,140	(346)
E-mini Russell 2000 Index	September 2010	318	19,328	(326)
S&P MidCap 400 Index	September 2010	38	13,490	(868)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $195,126,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $1,660,045,000 to offset future net capital gains of $100,407,000 through December 31, 2011, $60,375,000 through December 31, 2014, $168,517,000 through December 31, 2015, $708,199,000 through December 31, 2016, and $622,547,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

24

Extended Market Index Fund

At June 30, 2010, the cost of investment securities for tax purposes was $13,203,403,000. Net unrealized depreciation of investment securities for tax purposes was $72,943,000, consisting of unrealized gains of $2,091,797,000 on securities that had risen in value since their purchase and $2,164,740,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $1,802,343,000 of investment securities and sold $994,774,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	542,279	15,530	761,674	28,907
Issued in Lieu of Cash Distributions	127	4	41,348	1,267
Redeemed	(505,521)	(14,695)	(693,832)	(26,523)
Net Increase (Decrease)—Investor Shares	36,885	839	109,190	3,651
Admiral Shares
Issued	237,800	6,859	273,049	10,067
Issued in Lieu of Cash Distributions	494	14	22,579	699
Redeemed	(159,138)	(4,624)	(285,715)	(11,344)
Net Increase (Decrease)—Admiral Shares	79,156	2,249	9,913	(578)
Signal Shares
Issued	228,006	7,659	402,911	17,572
Issued in Lieu of Cash Distributions	399	13	17,903	645
Redeemed	(493,133)	(16,283)	(433,580)	(18,677)
Net Increase (Decrease)—Signal Shares	(264,728)	(8,611)	(12,766)	(460)
Institutional Shares
Issued	1,206,108	34,717	1,058,868	41,224
Issued in Lieu of Cash Distributions	838	23	38,283	1,185
Redeemed	(453,229)	(13,104)	(995,321)	(37,183)
Net Increase (Decrease)—Institutional Shares	753,717	21,636	101,830	5,226
ETF Shares
Issued	438,563	9,644	936,493	31,036
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(386,339)	(8,400)	(866,266)	(28,200)
Net Increase (Decrease)—ETF Shares	52,224	1,244	70,227	2,836

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

Mid-Cap Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VO
Expense Ratio1	0.27%	0.14%	0.14%	0.08%	0.14%
30-Day SEC Yield	1.08%	1.22%	1.22%	1.26%	1.22%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Number of Stocks	455	453	4,114
Median Market Cap	$4.9B	$4.9B	$25.2B
Price/Earnings Ratio	22.3x	22.3x	17.6x
Price/Book Ratio	1.8x	1.8x	1.9x
Return on Equity	14.8%	14.8%	19.1%
Earnings Growth Rate	8.1%	8.1%	6.6%
Dividend Yield	1.4%	1.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	13%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Mid Cap 450		Market
		Index	Index
R-Squared		1.00	0.96
Beta		1.00	1.15

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mead Johnson Nutrition	Packaged Foods &
Co.	Meats	0.6%
Salesforce.com Inc.	Application
	Software	0.5
SanDisk Corp.	Computer Storage
	& Peripherals	0.5
Dr Pepper Snapple	Soft Drinks
Group Inc.		0.5
HCP Inc.	Specialized REITs	0.5
Hospira Inc.	Health Care
	Equipment	0.5
Delta Air Lines Inc.	Airlines	0.5
Discovery	Broadcasting
Communications Inc.		0.5
AmerisourceBergen	Health Care
Corp. Class A	Distributors	0.5
Life Technologies Corp.	Life Sciences Tools
	& Services	0.5
Top Ten		5.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

26

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)

		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Consumer
Discretionary	16.1%	16.1%	11.4%
Consumer Staples	4.4	4.4	10.4
Energy	7.5	7.5	9.4
Financials	18.0	18.1	17.5
Health Care	11.2	11.1	11.7
Industrials	12.2	12.2	10.8
Information
Technology	15.7	15.7	18.7
Materials	6.5	6.5	3.9
Telecommunication
Services	1.4	1.4	2.7
Utilities	7.0	7.0	3.5

Investment Focus

27

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	26.70%	1.05%	4.96%
Admiral Shares	11/12/2001	26.86	1.16	5.94[1]
Signal Shares	3/30/2007	26.88	—	-6.18[1]
Institutional Shares	5/21/1998	26.98	1.21	5.13
ETF Shares	1/26/2004
Market Price		26.85	1.14	3.77[1]
Net Asset Value		26.85	1.16	3.77[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

28

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (16.1%)
*	priceline.com Inc.	509,937	90,024
	Starwood Hotels &
	Resorts Worldwide Inc.	2,090,093	86,593
	Mattel Inc.	4,068,688	86,093
	Ross Stores Inc.	1,385,900	73,855
	Whirlpool Corp.	836,913	73,498
*	O’Reilly Automotive Inc.	1,539,077	73,198
	Genuine Parts Co.	1,772,374	69,920
	Wynn Resorts Ltd.	895,371	68,290
	Ltd Brands Inc.	3,064,926	67,643
*	Liberty Media Corp. -
	Interactive	6,348,991	66,664
	Cablevision
	Systems Corp.
	Class A	2,770,740	66,525
	Nordstrom Inc.	1,948,496	62,722
*	Dollar Tree Inc.	1,481,242	61,664
	H&R Block Inc.	3,754,090	58,902
	Virgin Media Inc.	3,501,079	58,433
	Harley-Davidson Inc.	2,621,423	58,274
	Darden Restaurants Inc.	1,486,179	57,738
	Hasbro Inc.	1,373,139	56,436
	Family Dollar Stores Inc.	1,470,743	55,432
*	Discovery
	Communications Inc.
	Class A	1,512,906	54,026
*	NetFlix Inc.	496,106	53,902
	Advance Auto Parts Inc.	1,058,696	53,125
	Tiffany & Co.	1,392,329	52,783
	International Game
	Technology	3,319,466	52,116
	Polo Ralph Lauren Corp.
	Class A	711,382	51,902
*	Urban Outfitters Inc.	1,508,137	51,865
*	CarMax Inc.	2,493,339	49,617
*	Discovery
	Communications Inc.	1,585,497	49,039
*	BorgWarner Inc.	1,308,007	48,841

			Market
			Value•
		Shares	($000)
*	Chipotle Mexican Grill Inc.
	Class A	353,049	48,301
*	Autoliv Inc.	952,124	45,559
	Newell Rubbermaid Inc.	3,106,956	45,486
	Expedia Inc.	2,363,385	44,384
*	NVR Inc.	64,986	42,568
	PetSmart Inc.	1,382,472	41,709
*,^	Sirius XM Radio Inc.	43,462,127	41,267
	Scripps Networks
	Interactive Inc. Class A	1,012,562	40,847
	Wyndham
	Worldwide Corp.	2,000,643	40,293
*	Liberty Media Corp. -
	Capital	955,372	40,040
*	Liberty Global Inc.
	Class A	1,511,160	39,275
*	Interpublic Group of
	Cos. Inc.	5,435,850	38,758
	DeVry Inc.	716,546	37,611
	Gannett Co. Inc.	2,655,547	35,744
*,^	Royal Caribbean
	Cruises Ltd.	1,557,528	35,465
*	Liberty Global Inc.	1,331,387	34,603
	Leggett & Platt Inc.	1,660,928	33,318
*	ITT Educational
	Services Inc.	396,641	32,929
*	GameStop Corp. Class A	1,751,066	32,903
*	Lear Corp.	491,301	32,524
^	Strayer Education Inc.	156,154	32,463
*	Pulte Group Inc.	3,849,113	31,871
	DR Horton Inc.	3,201,167	31,467
	Abercrombie & Fitch Co.	984,318	30,209
*	Mohawk Industries Inc.	651,338	29,805
*	LKQ Corp.	1,510,250	29,118
*	Liberty Media Corp. -
	Starz	552,223	28,627
*,^	MGM Resorts
	International	2,961,964	28,553
	Washington Post Co.
	Class B	66,873	27,450

29

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	American Eagle
	Outfitters Inc.	2,208,034	25,944
*	Toll Brothers Inc.	1,571,708	25,713
*	Goodyear Tire &
	Rubber Co.	2,574,010	25,586
*	TRW Automotive
	Holdings Corp.	923,242	25,454
*	Harman International
	Industries Inc.	776,709	23,216
	Lennar Corp. Class A	1,654,801	23,018
	Foot Locker Inc.	1,750,873	22,096
	Guess? Inc.	671,708	20,984
*	Hyatt Hotels Corp. Class A	490,707	18,200
	Burger King Holdings Inc.	1,059,604	17,844
*	Penn National Gaming Inc.	754,194	17,422
	Brinker International Inc.	1,149,829	16,627
	Wendy’s/Arby’s Group Inc.
	Class A	4,156,217	16,625
*	Lamar Advertising Co.
	Class A	646,313	15,848
*,^	AutoNation Inc.	764,869	14,915
	Interactive Data Corp.	423,013	14,120
	Weight Watchers
	International Inc.	388,786	9,988
*	Education
	Management Corp.	480,767	7,332
*	Clear Channel Outdoor
	Holdings Inc. Class A	456,196	3,960
	Lennar Corp. Class B	63,528	720
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 03/02/2012	8,389	1
			3,207,880
Consumer Staples (4.4%)
	Mead Johnson
	Nutrition Co.	2,287,960	114,673
	Dr Pepper Snapple
	Group Inc.	2,843,015	106,300
	JM Smucker Co.	1,331,652	80,192
	Bunge Ltd.	1,528,983	75,211
*	Whole Foods Market Inc.	1,620,018	58,353
	Tyson Foods Inc. Class A	3,258,454	53,406
	McCormick & Co. Inc.	1,339,552	50,849
	Church & Dwight Co. Inc.	790,326	49,561
*	Energizer Holdings Inc.	742,164	37,316
*	Constellation Brands Inc.
	Class A	2,217,417	34,636
*	Ralcorp Holdings Inc.	612,433	33,561
	Hormel Foods Corp.	822,218	33,283
*	Hansen Natural Corp.	838,354	32,788
	Alberto-Culver Co. Class B	990,513	26,833
	SUPERVALU Inc.	2,371,539	25,708
*	Smithfield Foods Inc.	1,669,718	24,879
	Flowers Foods Inc.	926,451	22,633
*	Dean Foods Co.	2,028,163	20,424
			880,606

			Market
			Value•
		Shares	($000)
Energy (7.5%)
*	Cameron
	International Corp.	2,734,992	88,942
	El Paso Corp.	7,845,961	87,169
	Consol Energy Inc.	2,457,575	82,968
	Pioneer Natural
	Resources Co.	1,292,765	76,855
*	Newfield Exploration Co.	1,488,743	72,740
*	FMC Technologies Inc.	1,366,902	71,981
	Range Resources Corp.	1,780,479	71,486
	Cimarex Energy Co.	937,984	67,141
*	Denbury Resources Inc.	4,222,106	61,812
*	Petrohawk Energy Corp.	3,369,947	57,188
*	Nabors Industries Ltd.	3,184,896	56,118
*	Kinder Morgan
	Management LLC	875,877	49,566
*	Concho Resources Inc.	868,169	48,036
*	Alpha Natural
	Resources Inc.	1,345,441	45,570
	Sunoco Inc.	1,308,297	45,489
*	Whiting Petroleum Corp.	568,837	44,608
*	Pride International Inc.	1,964,396	43,885
	Helmerich & Payne Inc.	1,182,759	43,194
	Cabot Oil & Gas Corp.	1,161,530	36,379
	Arch Coal Inc.	1,817,357	36,002
*	Forest Oil Corp.	1,193,238	32,647
*	Plains Exploration &
	Production Co.	1,559,579	32,143
	EXCO Resources Inc.	2,016,445	29,460
*	Dresser-Rand Group Inc.	923,231	29,128
	Massey Energy Co.	1,064,811	29,123
*	Rowan Cos. Inc.	1,272,481	27,918
*	Oceaneering
	International Inc.	614,343	27,584
	Tidewater Inc.	578,539	22,401
	Patterson-UTI Energy Inc.	1,717,981	22,110
	Tesoro Corp.	1,568,421	18,303
*	Continental Resources Inc.	381,413	17,019
*	Quicksilver Resources Inc.	1,327,566	14,603
*	Cobalt International
	Energy Inc.	754,276	5,619
			1,495,187
Financials (18.1%)
	HCP Inc.	3,287,578	106,024
	Host Hotels &
	Resorts Inc.	7,061,296	95,186
	Regions Financial Corp.	13,343,541	87,801
	AvalonBay
	Communities Inc.	912,131	85,166
	Discover Financial
	Services	6,083,062	85,041
	Ventas Inc.	1,753,264	82,316
	Lincoln National Corp.	3,381,755	82,143
	Unum Group	3,718,678	80,695
*	Intercontinental-
	Exchange Inc.	699,974	79,118

30

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	KeyCorp	9,829,236	75,587
*	CIT Group Inc.	2,126,384	71,999
	Comerica Inc.	1,947,054	71,710
*	Genworth Financial Inc.
	Class A	5,471,809	71,517
	New York Community
	Bancorp Inc.	4,604,359	70,309
	Plum Creek
	Timber Co. Inc.	1,822,587	62,934
	XL Capital Ltd. Class A	3,827,676	61,281
	Kimco Realty Corp.	4,537,132	60,979
	Health Care REIT Inc.	1,383,843	58,287
	Willis Group Holdings
	PLC	1,890,819	56,819
	People’s United
	Financial Inc.	4,192,723	56,602
*	SLM Corp.	5,425,197	56,368
	Digital Realty Trust Inc.	949,253	54,753
	ProLogis	5,305,463	53,744
	Macerich Co.	1,439,810	53,734
	PartnerRe Ltd.	739,196	51,847
	Legg Mason Inc.	1,806,389	50,633
	Federal Realty
	Investment Trust	685,368	48,161
	SL Green Realty Corp.	870,746	47,926
	Everest Re Group Ltd.	675,551	47,775
	Nationwide Health
	Properties Inc.	1,313,749	46,993
*,^	American International
	Group Inc.	1,358,624	46,791
	Torchmark Corp.	926,809	45,886
	Assurant Inc.	1,303,265	45,223
	Cincinnati Financial Corp.	1,731,668	44,798
	Huntington
	Bancshares Inc.	8,014,990	44,403
*	Arch Capital Group Ltd.	591,939	44,099
	AMB Property Corp.	1,854,371	43,967
	Axis Capital Holdings Ltd.	1,402,221	41,674
	WR Berkley Corp.	1,538,690	40,714
	Marshall & Ilsley Corp.	5,584,268	40,095
	Rayonier Inc.	893,933	39,351
*	CB Richard Ellis Group Inc.
	Class A	2,784,647	37,899
	RenaissanceRe
	Holdings Ltd.	671,945	37,810
	Reinsurance Group of
	America Inc. Class A	815,199	37,263
	Liberty Property Trust	1,261,642	36,398
	Zions Bancorporation	1,682,661	36,295
	Eaton Vance Corp.	1,307,571	36,102
^	Realty Income Corp.	1,168,070	35,428
*	Markel Corp.	104,170	35,418
	Transatlantic Holdings Inc.	718,126	34,441
	UDR Inc.	1,745,991	33,401
	Fidelity National
	Financial Inc. Class A	2,448,785	31,810

			Market
			Value•
		Shares	($000)
	Duke Realty Corp.	2,774,198	31,487
	Regency Centers Corp.	912,491	31,390
	HCC Insurance
	Holdings Inc.	1,258,646	31,164
	Cullen/Frost Bankers Inc.	604,592	31,076
	Old Republic
	International Corp.	2,557,993	31,028
	SEI Investments Co.	1,486,588	30,267
*	First Horizon
	National Corp.	2,552,306	29,224
	Hospitality
	Properties Trust	1,380,319	29,125
	White Mountains
	Insurance Group Ltd.	88,888	28,817
*	Affiliated Managers
	Group Inc.	472,808	28,733
	Commerce
	Bancshares Inc.	789,723	28,422
	Raymond James
	Financial Inc.	1,107,341	27,340
*	NASDAQ OMX
	Group Inc.	1,537,401	27,335
	City National Corp.	518,515	26,564
	Jefferies Group Inc.	1,247,210	26,291
	Brown & Brown Inc.	1,350,938	25,857
	Weingarten
	Realty Investors	1,276,311	24,314
*,^	St. Joe Co.	1,035,563	23,984
	American Financial
	Group Inc.	876,581	23,948
	TCF Financial Corp.	1,411,150	23,439
	Assured Guaranty Ltd.	1,752,723	23,259
	Associated Banc-Corp	1,835,598	22,504
	Federated Investors Inc.
	Class B	1,036,581	21,468
	Validus Holdings Ltd.	811,924	19,827
	Janus Capital Group Inc.	2,054,579	18,245
	Greenhill & Co. Inc.	280,045	17,119
	BOK Financial Corp.	304,169	14,439
	TFS Financial Corp.	1,037,397	12,874
	Mercury General Corp.	307,311	12,735
	Capitol Federal Financial	249,017	8,257
*	CBOE Holdings Inc.	85,032	2,768
			3,616,014
Health Care (11.1%)
*	Hospira Inc.	1,833,164	105,315
	AmerisourceBergen
	Corp. Class A	3,159,360	100,310
*	Life Technologies Corp.	2,023,107	95,592
*	Humana Inc.	1,904,519	86,979
*	Vertex
	Pharmaceuticals Inc.	2,244,071	73,830
*	Varian Medical
	Systems Inc.	1,386,602	72,491
*	DaVita Inc.	1,154,583	72,092

31

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Edwards
	Lifesciences Corp.	1,265,600	70,899
*	Waters Corp.	1,047,016	67,742
*	Millipore Corp.	626,830	66,851
*	Cerner Corp.	778,770	59,101
*	Illumina Inc.	1,345,905	58,587
*	Mylan Inc.	3,431,139	58,467
*	Henry Schein Inc.	1,014,568	55,700
	Perrigo Co.	917,951	54,223
*	ResMed Inc.	840,801	51,129
*	Alexion
	Pharmaceuticals Inc.	997,288	51,051
*	Dendreon Corp.	1,500,769	48,520
*	CareFusion Corp.	2,107,789	47,847
*	Watson
	Pharmaceuticals Inc.	1,174,556	47,652
*	Cephalon Inc.	838,326	47,575
*	Human Genome
	Sciences Inc.	2,095,875	47,492
	Beckman Coulter Inc.	781,708	47,129
	DENTSPLY
	International Inc.	1,564,213	46,786
*	Mettler-Toledo
	International Inc.	377,207	42,108
*	Hologic Inc.	2,891,656	40,281
*,^	IDEXX Laboratories Inc.	648,432	39,489
	Universal Health
	Services Inc. Class B	1,002,630	38,250
*	Covance Inc.	716,366	36,764
*	Lincare Holdings Inc.	1,102,699	35,849
*	Community
	Health Systems Inc.	1,041,742	35,221
	Pharmaceutical Product
	Development Inc.	1,259,205	31,996
	Omnicare Inc.	1,345,564	31,890
*	Amylin
	Pharmaceuticals Inc.	1,599,302	30,067
	Patterson Cos. Inc.	1,027,518	29,315
*	Coventry Health Care Inc.	1,655,975	29,278
*	Warner Chilcott PLC
	Class A	1,265,774	28,923
*	Endo Pharmaceuticals
	Holdings Inc.	1,311,713	28,622
*	Health Net Inc.	1,120,756	27,313
*	Kinetic Concepts Inc.	718,162	26,220
*	Charles River
	Laboratories
	International Inc.	737,055	25,215
*	Gen-Probe Inc.	552,241	25,083
*	Inverness Medical
	Innovations Inc.	884,285	23,575
	Techne Corp.	396,287	22,767
*	King Pharmaceuticals Inc.	2,779,590	21,097
*	Bio-Rad Laboratories Inc.
	Class A	213,844	18,495

			Market
			Value•
		Shares	($000)
*	Myriad Genetics Inc.	1,082,017	16,176
*	Abraxis Bioscience Inc.	90,025	6,680
			2,224,034
Industrials (12.2%)
*	Delta Air Lines Inc.	8,787,890	103,258
	Rockwell Collins Inc.	1,758,983	93,455
	Goodrich Corp.	1,400,355	92,774
	Dover Corp.	2,094,756	87,540
	Cooper Industries PLC	1,870,292	82,293
	Rockwell Automation Inc.	1,597,227	78,408
	Fastenal Co.	1,484,514	74,508
	WW Grainger Inc.	688,716	68,493
*	Stericycle Inc.	901,101	59,094
	Roper Industries Inc.	1,048,146	58,654
	Joy Global Inc.	1,150,941	57,651
*	McDermott
	International Inc.	2,575,152	55,778
	Flowserve Corp.	623,437	52,867
	Textron Inc.	3,050,084	51,760
	Pitney Bowes Inc.	2,320,969	50,968
*	Jacobs Engineering
	Group Inc.	1,393,790	50,790
	AMETEK Inc.	1,205,070	48,384
*	Quanta Services Inc.	2,340,230	48,326
	Iron Mountain Inc.	2,050,245	46,048
	Pall Corp.	1,313,031	45,129
	Masco Corp.	4,026,596	43,326
*	Kansas City Southern	1,138,123	41,371
	Manpower Inc.	947,783	40,925
	Bucyrus International Inc.
	Class A	860,266	40,820
	Equifax Inc.	1,413,775	39,671
*	Owens Corning	1,286,577	38,481
	Dun & Bradstreet Corp.	569,455	38,222
	RR Donnelley & Sons Co.	2,298,797	37,631
	Robert Half
	International Inc.	1,579,578	37,199
*	URS Corp.	938,869	36,944
	Cintas Corp.	1,539,264	36,896
	KBR Inc.	1,795,301	36,516
	Avery Dennison Corp.	1,128,342	36,254
	Pentair Inc.	1,101,738	35,476
*	Navistar International Corp.	713,162	35,088
	Donaldson Co. Inc.	818,247	34,898
	JB Hunt Transport
	Services Inc.	1,067,905	34,888
*	Verisk Analytics Inc.
	Class A	1,126,072	33,670
*	Shaw Group Inc.	935,336	32,007
*	Foster Wheeler AG	1,426,048	30,033
	SPX Corp.	557,277	29,430
*	Copart Inc.	798,726	28,602
*	AGCO Corp.	1,034,204	27,892
*	IHS Inc. Class A	460,348	26,894
	MSC Industrial Direct Co.
	Class A	501,392	25,400

32

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	AMR Corp.	3,720,742	25,227
*	Covanta Holding Corp.	1,473,188	24,440
	Ryder System Inc.	597,543	24,039
*	Hertz Global Holdings Inc.	2,525,248	23,889
*	Aecom Technology Corp.	1,019,898	23,519
*	Alliant Techsystems Inc.	369,327	22,920
*	Terex Corp.	1,211,569	22,705
*	FTI Consulting Inc.	519,963	22,665
*	Spirit Aerosystems
	Holdings Inc. Class A	1,176,097	22,416
	Harsco Corp.	900,566	21,163
*	Sensata Technologies
	Holding NV	384,168	6,143
			2,423,838
Information Technology (15.7%)
*	Salesforce.com Inc.	1,257,653	107,932
*	SanDisk Corp.	2,558,940	107,655
*	Citrix Systems Inc.	2,056,664	86,853
	Altera Corp.	3,327,198	82,548
*	Micron Technology Inc.	9,517,376	80,803
	Xilinx Inc.	3,095,183	78,184
*	Fiserv Inc.	1,704,188	77,813
	Computer Sciences Corp.	1,718,675	77,770
*	Akamai Technologies Inc.	1,916,275	77,743
*	Western Digital Corp.	2,558,123	77,153
	Amphenol Corp. Class A	1,938,167	76,131
*	SAIC Inc.	4,429,559	74,151
*	Seagate Technology	5,584,118	72,817
*	BMC Software Inc.	2,043,182	70,755
	Linear Technology Corp.	2,500,677	69,544
*	Cree Inc.	1,128,447	67,741
*	Autodesk Inc.	2,570,137	62,609
*	Red Hat Inc.	2,111,316	61,101
*	F5 Networks Inc.	889,495	60,993
	Harris Corp.	1,463,491	60,954
*	Sybase Inc.	921,522	59,586
*	Teradata Corp.	1,885,215	57,461
^	Microchip Technology Inc.	2,061,214	57,178
	Maxim Integrated
	Products Inc.	3,409,838	57,047
*	McAfee Inc.	1,775,463	54,542
*	VeriSign Inc.	2,052,445	54,492
*	Lam Research Corp.	1,431,158	54,470
	KLA-Tencor Corp.	1,925,163	53,674
*	Flextronics
	International Ltd.	9,091,717	50,914
*	FLIR Systems Inc.	1,710,277	49,752
*	Advanced Micro
	Devices Inc.	6,391,926	46,789
*	Rovi Corp.	1,165,656	44,190
*	Avnet Inc.	1,697,582	40,929
*	ANSYS Inc.	1,003,357	40,706
*	Equinix Inc.	489,115	39,726
*	Nuance
	Communications Inc.	2,541,519	37,996
*	Trimble Navigation Ltd.	1,347,849	37,740

			Market
			Value•
		Shares	($000)
*	Dolby Laboratories Inc.
	Class A	600,439	37,642
	National
	Semiconductor Corp.	2,659,092	35,791
*	Alliance Data
	Systems Corp.	584,753	34,804
*	Hewitt Associates Inc.
	Class A	999,176	34,432
*	Synopsys Inc.	1,639,569	34,218
*	LSI Corp.	7,345,428	33,789
	Factset Research
	Systems Inc.	500,807	33,549
	Lender Processing
	Services Inc.	1,068,172	33,444
	Global Payments Inc.	911,798	33,317
*	ON Semiconductor Corp.	4,784,689	30,526
*	Arrow Electronics Inc.	1,340,677	29,964
	Jabil Circuit Inc.	2,184,511	29,054
*	Lexmark International Inc.
	Class A	874,482	28,884
	Broadridge Financial
	Solutions Inc.	1,507,596	28,720
*	Ingram Micro Inc.	1,830,271	27,802
*	Novellus Systems Inc.	1,072,466	27,198
	Tellabs Inc.	4,104,272	26,226
*	Brocade Communications
	Systems Inc.	4,966,928	25,629
*	IAC/InterActiveCorp	1,160,684	25,500
	Total System Services Inc.	1,874,886	25,498
*	MEMC Electronic
	Materials Inc.	2,500,996	24,710
*	AOL Inc.	1,183,520	24,605
*	NCR Corp.	1,786,481	21,652
*	Avago Technologies Ltd.	929,997	19,586
	DST Systems Inc.	429,028	15,505
	Molex Inc.	847,650	15,461
	Molex Inc. Class A	677,634	10,469
*,^	SunPower Corp. Class A	621,131	7,516
*	SunPower Corp. Class B	471,598	5,093
			3,129,026
Materials (6.5%)
	Cliffs Natural
	Resources Inc.	1,512,881	71,348
	Sigma-Aldrich Corp.	1,362,418	67,889
	Vulcan Materials Co.	1,413,440	61,951
	United States Steel Corp.	1,604,053	61,836
	Lubrizol Corp.	765,154	61,450
	Airgas Inc.	879,341	54,695
	Ball Corp.	1,000,016	52,831
*	Owens-Illinois Inc.	1,886,321	49,893
	CF Industries Holdings Inc.	762,700	48,393
*	Crown Holdings Inc.	1,806,583	45,237
	FMC Corp.	770,755	44,265
	Allegheny Technologies Inc.	988,730	43,692
	Eastman Chemical Co.	810,780	43,263

33

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Martin Marietta
	Materials Inc.	507,097	43,007
	MeadWestvaco Corp.	1,916,129	42,538
*	Pactiv Corp.	1,480,626	41,236
	Celanese Corp. Class A	1,631,907	40,651
	Ashland Inc.	829,598	38,510
	International Flavors &
	Fragrances Inc.	886,453	37,603
	Albemarle Corp.	919,473	36,512
	Walter Energy Inc.	599,136	36,457
	Sealed Air Corp.	1,778,452	35,071
	Sonoco Products Co.	1,119,627	34,126
	Bemis Co. Inc.	1,210,510	32,684
	Valspar Corp.	1,054,646	31,766
	Nalco Holding Co.	1,547,256	31,657
	Steel Dynamics Inc.	2,299,331	30,328
	Reliance Steel &
	Aluminum Co.	784,380	28,355
	Scotts Miracle-Gro Co.
	Class A	521,367	23,154
*	Titanium Metals Corp.	1,010,039	17,767
	Greif Inc. Class A	276,043	15,331
			1,303,496
Telecommunication Services (1.4%)
*	NII Holdings Inc.	1,865,499	60,666
	Windstream Corp.	5,407,004	57,098
*	SBA
	Communications Corp.
	Class A	1,242,365	42,253
^	Frontier
	Communications Corp.	3,493,546	24,839
*	MetroPCS
	Communications Inc.	2,761,902	22,620
*	Level 3
	Communications Inc.	18,410,586	20,067
	Telephone &
	Data Systems Inc.	515,400	15,663
	Telephone &
	Data Systems Inc. -
	Special Common Shares	539,320	14,314
*	United States
	Cellular Corp.	209,833	8,635
*,^	Clearwire Corp. Class A	1,107,802	8,065
			274,220
Utilities (7.0%)
	Questar Corp.	1,953,701	88,874
	DTE Energy Co.	1,853,126	84,521
	Constellation Energy
	Group Inc.	2,136,344	68,897
	Wisconsin Energy Corp.	1,307,872	66,361
*	NRG Energy Inc.	2,930,147	62,148
	CenterPoint Energy Inc.	4,436,193	58,380
	EQT Corp.	1,528,745	55,249
*	Calpine Corp.	3,964,126	50,424
	Northeast Utilities	1,965,662	50,085
	Oneok Inc.	1,128,096	48,790

			Market
			Value•
		Shares	($000)
	SCANA Corp.	1,308,760	46,801
	NiSource Inc.	3,096,814	44,904
	Pinnacle West
	Capital Corp.	1,203,080	43,744
	NSTAR	1,192,758	41,747
	American Water
	Works Co. Inc.	1,953,406	40,240
	OGE Energy Corp.	1,083,812	39,624
	Alliant Energy Corp.	1,238,140	39,299
	Allegheny Energy Inc.	1,897,109	39,232
	Pepco Holdings Inc.	2,487,746	39,008
	CMS Energy Corp.	2,568,863	37,634
	Integrys Energy
	Group Inc.	856,146	37,448
	MDU Resources
	Group Inc.	1,993,129	35,936
	National Fuel Gas Co.	771,554	35,399
	TECO Energy Inc.	2,273,004	34,254
	Energen Corp.	763,745	33,857
	DPL Inc.	1,332,283	31,842
	NV Energy Inc.	2,627,394	31,030
	AGL Resources Inc.	866,044	31,022
	UGI Corp.	1,215,664	30,926
	Aqua America Inc.	1,528,922	27,031
*	Mirant Corp.	1,615,359	17,058
			1,391,765
Total Common Stocks
(Cost $19,835,902)			19,946,066
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market
	Liquidity Fund,
	0.286%	141,338,436	141,338

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae
	Discount Notes,
	0.250%, 8/25/10	1,000	1,000
4,5	Fannie Mae
	Discount Notes,
	0.300%, 9/15/10	500	500
4,5	Federal Home
	Loan Bank
	Discount Notes,
	0.195%, 7/14/10	500	500
			2,000
Total Temporary Cash Investments
(Cost $143,338)			143,338
Total Investments (100.7%)
(Cost $19,979,240)			20,089,404

34

Mid-Cap Index Fund

Market
Value•
($000)
Other Assets and Liabilities (-0.7%)
Other Assets	103,343
Liabilities[3]	(245,954)
(142,611)
Net Assets (100%)	19,946,793

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	23,368,328
Undistributed Net Investment Income	87,443
Accumulated Net Realized Losses	(3,619,027)
Unrealized Appreciation (Depreciation)
Investment Securities	110,164
Futures Contracts	(115)
Net Assets	19,946,793

Investor Shares—Net Assets
Applicable to 423,128,711 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,773,582
Net Asset Value Per Share—
Investor Shares	$16.01

Admiral Shares—Net Assets
Applicable to 30,911,842 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,246,185
Net Asset Value Per Share—
Admiral Shares	$72.66

Amount
($000)
Signal Shares—Net Assets
Applicable to 103,449,696 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,373,018
Net Asset Value Per Share—
Signal Shares	$22.94

Institutional Shares—Net Assets
Applicable to 386,877,688 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,213,129
Net Asset Value Per Share—
Institutional Shares	$16.06

ETF Shares—Net Assets
Applicable to 39,877,529 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,340,879
Net Asset Value Per Share—
ETF Shares	$58.70

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $114,237,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $121,130,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	128,413
Interest[1]	54
Security Lending	2,231
Total Income	130,698
Expenses
The Vanguard Group—Note B
Investment Advisory Services	603
Management and Administrative—Investor Shares	8,182
Management and Administrative—Admiral Shares	1,093
Management and Administrative—Signal Shares	1,065
Management and Administrative—Institutional Shares	1,459
Management and Administrative—ETF Shares	996
Marketing and Distribution—Investor Shares	900
Marketing and Distribution—Admiral Shares	195
Marketing and Distribution—Signal Shares	325
Marketing and Distribution—Institutional Shares	810
Marketing and Distribution—ETF Shares	324
Custodian Fees	118
Shareholders’ Reports—Investor Shares	47
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Signal Shares	30
Shareholders’ Reports—Institutional Shares	58
Shareholders’ Reports—ETF Shares	62
Trustees’ Fees and Expenses	17
Total Expenses	16,285
Net Investment Income	114,413
Realized Net Gain (Loss)
Investment Securities Sold	40,115
Futures Contracts	362
Realized Net Gain (Loss)	40,477
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(666,800)
Futures Contracts	(497)
Change in Unrealized Appreciation (Depreciation)	(667,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	(512,407)

1 Interest income from an affiliated company of the fund was $51,000.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	114,413	216,559
Realized Net Gain (Loss)	40,477	(1,367,461)
Change in Unrealized Appreciation (Depreciation)	(667,297)	6,627,254
Net Increase (Decrease) in Net Assets Resulting from Operations	(512,407)	5,476,352
Distributions
Net Investment Income
Investor Shares	(845)	(74,555)
Admiral Shares	(419)	(26,125)
Signal Shares	(412)	(27,839)
Institutional Shares	(1,110)	(73,930)
ETF Shares	(389)	(26,425)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(3,175)	(228,874)
Capital Share Transactions
Investor Shares	156,568	310,089
Admiral Shares	119,327	(15,864)
Signal Shares	86,523	100,492
Institutional Shares	413,372	512,438
ETF Shares	200,357	536,791
Net Increase (Decrease) from Capital Share Transactions	976,147	1,443,946
Total Increase (Decrease)	460,565	6,691,424
Net Assets
Beginning of Period	19,486,228	12,794,804
End of Period[1]	19,946,793	19,486,228

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $87,443,000 and ($23,795,000).

See accompanying Notes, which are an integral part of the Financial Statements.

37

Mid-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.36	$11.80	$20.70	$19.78	$17.63	$15.64
Investment Operations
Net Investment Income	.084	.171	.224	.269	.253	.198
Net Realized and Unrealized Gain (Loss)
on Investments	(.432)	4.571	(8.894)	.918	2.144	1.983
Total from Investment Operations	(.348)	4.742	(8.670)	1.187	2.397	2.181
Distributions
Dividends from Net Investment Income	(.002)	(.182)	(.230)	(.267)	(.247)	(.191)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.182)	(.230)	(.267)	(.247)	(.191)
Net Asset Value, End of Period	$16.01	$16.36	$11.80	$20.70	$19.78	$17.63

Total Return[1]	-2.13%	40.22%	-41.82%	6.02%	13.60%	13.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,774	$6,789	$4,652	$8,075	$7,677	$6,399
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.27%	0.22%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.99%[2]	1.32%	1.36%	1.30%	1.43%	1.36%
Portfolio Turnover Rate[3]	13%[2]	21%	24%	19%	18%	18%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$74.23	$53.49	$93.93	$89.73	$79.98	$70.92
Investment Operations
Net Investment Income	.436	.855	1.099	1.327	1.226	.946
Net Realized and Unrealized Gain (Loss)
on Investments	(1.992)	20.782	(40.405)	4.188	9.725	9.022
Total from Investment Operations	(1.556)	21.637	(39.306)	5.515	10.951	9.968
Distributions
Dividends from Net Investment Income	(.014)	(.897)	(1.134)	(1.315)	(1.201)	(.908)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.014)	(.897)	(1.134)	(1.315)	(1.201)	(.908)
Net Asset Value, End of Period	$72.66	$74.23	$53.49	$93.93	$89.73	$79.98

Total Return	-2.10%	40.48%	-41.78%	6.17%	13.69%	14.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,246	$2,184	$1,601	$2,975	$4,075	$2,852
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.11%	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.13%[1]	1.45%	1.47%	1.41%	1.52%	1.45%
Portfolio Turnover Rate[2]	13%[1]	21%	24%	19%	18%	18%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Mid-Cap Index Fund

Financial Highlights

Signal Shares
	Six Months			March 30,
	Ended	Year Ended		2007[1] to
		December 31,
	June 30,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.43	$16.89	$29.66	$29.63
Investment Operations
Net Investment Income	.136	.271	.349	.300
Net Realized and Unrealized Gain (Loss) on Investments	(.622)	6.552	(12.759)	.138
Total from Investment Operations	(.486)	6.823	(12.410)	.438
Distributions
Dividends from Net Investment Income	(.004)	(.283)	(.360)	(.408)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.004)	(.283)	(.360)	(.408)
Net Asset Value, End of Period	$22.94	$23.43	$16.89	$29.66

Total Return	-2.08%	40.43%	-41.78%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,373	$2,346	$1,609	$2,458
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.13%[2]	1.45%	1.47%	1.41%[2]
Portfolio Turnover Rate[3]	13%[2]	21%	24%	19%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.40	$11.82	$20.76	$19.83	$17.67	$15.67
Investment Operations
Net Investment Income	.099	.197	.250	.300	.286	.228
Net Realized and Unrealized Gain (Loss)
on Investments	(.436)	4.588	(8.933)	.928	2.149	1.983
Total from Investment Operations	(.337)	4.785	(8.683)	1.228	2.435	2.211
Distributions
Dividends from Net Investment Income	(.003)	(.205)	(.257)	(.298)	(.275)	(.211)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.205)	(.257)	(.298)	(.275)	(.211)
Net Asset Value, End of Period	$16.06	$16.40	$11.82	$20.76	$19.83	$17.67

Total Return	-2.06%	40.51%	-41.76%	6.22%	13.78%	14.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,213	$5,960	$3,820	$6,162	$4,633	$2,905
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.17%[1]	1.51%	1.51%	1.44%	1.57%	1.50%
Portfolio Turnover Rate[2]	13%[1]	21%	24%	19%	18%	18%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Mid-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$59.97	$43.21	$75.90	$72.48	$64.61	$57.32
Investment Operations
Net Investment Income	.351	.696	.895	1.042	.992	.785
Net Realized and Unrealized Gain (Loss)
on Investments	(1.611)	16.794	(32.656)	3.403	7.851	7.258
Total from Investment Operations	(1.260)	17.490	(31.761)	4.445	8.843	8.043
Distributions
Dividends from Net Investment Income	(.010)	(.730)	(.929)	(1.025)	(.973)	(.753)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.730)	(.929)	(1.025)	(.973)	(.753)
Net Asset Value, End of Period	$58.70	$59.97	$43.21	$75.90	$72.48	$64.61

Total Return	-2.10%	40.49%	-41.79%	6.14%	13.69%	14.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,341	$2,207	$1,113	$1,087	$1,582	$1,044
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.13%[1]	1.45%	1.46%	1.38%	1.52%	1.45%
Portfolio Turnover Rate[2]	13%[1]	21%	24%	19%	18%	18%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an openend investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

43

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $4,096,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.64% of

Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,946,066	—	—
Temporary Cash Investments	141,338	2,000	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	20,087,392	2,000	—

1 Represents variation margin on the last day of the reporting period.

44

Mid-Cap Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2010	22	1,562	(69)
S&P MidCap 400 Index	September 2010	2	710	(46)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $276,898,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $3,065,346,000 to offset future net capital gains of $14,378,000 through December 31, 2011, $63,490,000 through December 31, 2014, $1,194,244,000 through December 31, 2016, and $1,793,234,000 through December 31, 2017. In addition, the fund realized losses of $251,861,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $19,979,240,000. Net unrealized appreciation of investment securities for tax purposes was $110,164,000, consisting of unrealized gains of $2,731,662,000 on securities that had risen in value since their purchase and $2,621,498,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $3,145,321,000 of investment securities and sold $2,032,236,000 of investment securities, other than temporary cash investments.

45

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	979,757	56,617	1,423,348	107,883
Issued in Lieu of Cash Distributions	795	45	69,914	4,350
Redeemed	(823,984)	(48,381)	(1,183,173)	(91,741)
Net Increase (Decrease)—Investor Shares	156,568	8,281	310,089	20,492
Admiral Shares
Issued	282,914	3,596	291,548	4,815
Issued in Lieu of Cash Distributions	361	4	22,510	309
Redeemed	(163,948)	(2,111)	(329,922)	(5,626)
Net Increase (Decrease)—Admiral Shares	119,327	1,489	(15,864)	(502)
Signal Shares
Issued	412,150	16,628	573,460	30,467
Issued in Lieu of Cash Distributions	361	14	23,904	1,038
Redeemed	(325,988)	(13,316)	(496,872)	(26,673)
Net Increase (Decrease)—Signal Shares	86,523	3,326	100,492	4,832
Institutional Shares
Issued	927,766	53,552	1,384,125	105,648
Issued in Lieu of Cash Distributions	1,066	60	71,321	4,413
Redeemed	(515,460)	(30,084)	(943,008)	(69,913)
Net Increase (Decrease)—Institutional Shares	413,372	23,528	512,438	40,148
ETF Shares
Issued	914,189	14,677	1,647,762	34,436
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(713,832)	(11,600)	(1,110,971)	(23,400)
Net Increase (Decrease)—ETF Shares	200,357	3,077	536,791	11,036

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics

	Investor		ETF
	Shares		Shares
Ticker Symbol	VMGIX		VOT
Expense Ratio[1]	0.30%		0.14%
30-Day SEC Yield	0.23%		0.37%

Portfolio Characteristics
	MSCI US		DJ
	Mid Cap		U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	248	248	4,114
Median Market Cap	$5.3B	$5.3B	$25.2B
Price/Earnings Ratio	26.5x	26.5x	17.6x
Price/Book Ratio	2.8x	2.8x	1.9x
Return on Equity	18.1%	18.1%	19.1%
Earnings Growth Rate	13.7%	13.7%	6.6%
Dividend Yield	0.5%	0.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	45%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
	MSCI US		DJ
	Mid Cap		U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	21.1%	21.0%	11.4%
Consumer Staples	2.9	2.9	10.4
Energy	9.5	9.5	9.4
Financials	5.7	5.7	17.5
Health Care	17.5	17.5	11.7
Industrials	15.1	15.1	10.8
Information
Technology	20.4	20.4	18.7
Materials	5.5	5.5	3.9
Telecommunication
Services	1.3	1.3	2.7
Utilities	1.0	1.1	3.5

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Growth Index	Index
R-Squared	1.00	0.89
Beta	1.00	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Salesforce.com Inc.	Application
	Software	1.1%
SanDisk Corp.	Computer Storage
	& Peripherals	1.1
Hospira Inc.	Health Care
	Equipment	1.0
Delta Air Lines Inc.	Airlines	1.0
Discovery	Broadcasting
Communications Inc.		1.0
AmerisourceBergen	Health Care
Corp. Class A	Distributors	1.0
Life Technologies Corp.	Life Sciences Tools
	& Services	0.9
Rockwell Collins Inc.	Aerospace &
	Defense	0.9
priceline.com Inc.	Internet Retail	0.9
Cameron International	Oil & Gas
Corp.	Equipment &
	Services	0.9
Top Ten		9.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares and 0.12% for ETF Shares.

47

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Since
	Date	Year	Inception
Investor Shares	8/24/2006	22.53%	-1.70%
ETF Shares	8/17/2006
Market Price		22.65	-1.92
Net Asset Value		22.70	-1.92

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

48

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (21.1%)
*	priceline.com Inc.	62,842	11,094
	Ross Stores Inc.	170,686	9,096
*	O’Reilly Automotive Inc.	189,720	9,023
	Wynn Resorts Ltd.	110,368	8,418
	Cablevision Systems Corp.
	Class A	341,528	8,200
	Nordstrom Inc.	240,183	7,731
*	Dollar Tree Inc.	182,422	7,594
	Virgin Media Inc.	431,592	7,203
	Harley-Davidson Inc.	322,867	7,177
	Family Dollar Stores Inc.	181,316	6,834
*	Discovery
	Communications Inc.
	Class A	186,358	6,655
*	NetFlix Inc.	61,085	6,637
	Advance Auto Parts Inc.	130,353	6,541
	Tiffany & Co.	171,477	6,501
	International
	Game Technology	409,170	6,424
	Polo Ralph Lauren Corp.
	Class A	87,744	6,402
*	Urban Outfitters Inc.	185,920	6,394
*	CarMax Inc.	307,340	6,116
*	Discovery
	Communications Inc.	195,452	6,045
*	BorgWarner Inc.	161,079	6,015
*	Chipotle Mexican Grill Inc.
	Class A	43,481	5,949
*	Autoliv Inc.	117,378	5,617
	Expedia Inc.	291,402	5,473
	Starwood Hotels &
	Resorts Worldwide Inc.	128,856	5,338
	PetSmart Inc.	170,479	5,143
*	Sirius XM Radio Inc.	5,357,228	5,087
	Scripps Networks
	Interactive Inc. Class A	124,705	5,031

			Market
			Value•
		Shares	($000)
*	Liberty Global Inc. Class A	186,332	4,843
*	Interpublic
	Group of Cos. Inc.	670,110	4,778
	DeVry Inc.	88,367	4,638
*	Liberty Global Inc.	164,500	4,275
*	ITT Educational Services Inc.	48,907	4,060
*	Lear Corp.	60,513	4,006
^	Strayer Education Inc.	19,250	4,002
	Abercrombie & Fitch Co.	121,428	3,727
*	LKQ Corp.	186,573	3,597
*	Liberty Media Corp. - Starz	68,196	3,535
	Washington Post Co.
	Class B	8,250	3,386
	Whirlpool Corp.	36,067	3,167
*	Harman International
	Industries Inc.	95,823	2,864
*	GameStop Corp. Class A	140,409	2,638
	Guess? Inc.	82,836	2,588
*	Liberty Media Corp. -
	Capital	58,889	2,468
	Burger King Holdings Inc.	130,614	2,200
*	Goodyear Tire &
	Rubber Co.	206,302	2,051
*	TRW Automotive
	Holdings Corp.	73,985	2,040
*	NVR Inc.	2,810	1,841
*	MGM Resorts International	182,562	1,760
	American Eagle
	Outfitters Inc.	135,598	1,593
*	Royal Caribbean Cruises Ltd.	66,948	1,524
*	Pulte Group Inc.	165,284	1,369
	Wendy’s/Arby’s Group Inc.
	Class A	330,619	1,322
*	Toll Brothers Inc.	67,533	1,105
*	Lamar Advertising Co.
	Class A	39,614	971
	Weight Watchers
	International Inc.	23,741	610

49

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Education
	Management Corp.	29,636	452
*	Clear Channel Outdoor
	Holdings Inc. Class A	27,754	241
			261,389
Consumer Staples (2.9%)
	Mead Johnson
	Nutrition Co.	183,335	9,189
*	Whole Foods Market Inc.	199,676	7,193
	Dr Pepper Snapple
	Group Inc.	175,242	6,552
*	Energizer Holdings Inc.	91,514	4,601
*	Hansen Natural Corp.	103,216	4,037
	Flowers Foods Inc.	114,239	2,791
	Hormel Foods Corp.	35,481	1,436
			35,799
Energy (9.5%)
*	Cameron
	International Corp.	336,864	10,955
	El Paso Corp.	966,457	10,737
	Consol Energy Inc.	302,699	10,219
	Pioneer Natural
	Resources Co.	159,391	9,476
*	FMC Technologies Inc.	168,491	8,873
	Range Resources Corp.	219,435	8,810
*	Petrohawk Energy Corp.	415,427	7,050
*	Concho Resources Inc.	106,913	5,916
*	Alpha Natural
	Resources Inc.	165,880	5,618
*	Whiting Petroleum Corp.	70,052	5,493
	Helmerich & Payne Inc.	145,804	5,325
	EXCO Resources Inc.	248,591	3,632
*	Dresser-Rand Group Inc.	113,853	3,592
	Massey Energy Co.	131,302	3,591
*	Oceaneering
	International Inc.	75,787	3,403
*	Kinder Morgan
	Management LLC	54,061	3,059
	Cabot Oil & Gas Corp.	93,143	2,917
*	Denbury Resources Inc.	182,153	2,667
*	Continental Resources Inc.	46,887	2,092
*	Quicksilver Resources Inc.	163,271	1,796
*	Rowan Cos. Inc.	54,641	1,199
	Tesoro Corp.	96,703	1,129
*	Cobalt International
	Energy Inc.	92,812	691
			118,240
Financials (5.7%)
	Discover Financial Services	749,310	10,475
*	Intercontinental-
	Exchange Inc.	86,234	9,747
*	CIT Group Inc.	262,148	8,876
*	CB Richard Ellis Group Inc.
	Class A	343,260	4,672
	Eaton Vance Corp.	161,368	4,455

			Market
			Value•
		Shares	($000)
	Host Hotels & Resorts Inc.	304,733	4,108
	SEI Investments Co.	183,251	3,731
*	Affiliated Managers
	Group Inc.	58,292	3,542
	Brown & Brown Inc.	166,600	3,189
	Comerica Inc.	84,042	3,095
*	St. Joe Co.	127,674	2,957
	Digital Realty Trust Inc.	41,006	2,365
	Janus Capital Group Inc.	253,259	2,249
	Greenhill & Co. Inc.	34,577	2,114
	Zions Bancorporation	72,313	1,560
*	First Horizon National Corp.	110,179	1,262
	City National Corp.	22,421	1,149
	TFS Financial Corp.	82,447	1,023
*	CBOE Holdings Inc.	10,515	342
			70,911
Health Care (17.5%)
*	Hospira Inc.	225,918	12,979
	AmerisourceBergen Corp.
	Class A	389,432	12,364
*	Life Technologies Corp.	249,333	11,781
*	Vertex Pharmaceuticals Inc.	276,429	9,094
*	Varian Medical Systems Inc.	170,798	8,929
*	DaVita Inc.	142,357	8,889
*	Edwards Lifesciences Corp.	156,045	8,742
*	Waters Corp.	128,983	8,345
*	Millipore Corp.	77,284	8,242
*	Cerner Corp.	95,975	7,284
*	Illumina Inc.	165,761	7,216
*	Mylan Inc.	422,948	7,207
*	Henry Schein Inc.	125,116	6,869
	Perrigo Co.	113,150	6,684
*	ResMed Inc.	103,680	6,305
*	Alexion Pharmaceuticals Inc.	122,938	6,293
*	Watson Pharmaceuticals Inc.	144,814	5,875
*	Human Genome
	Sciences Inc.	258,409	5,856
	Beckman Coulter Inc.	96,420	5,813
	DENTSPLY International Inc.	192,823	5,767
*	Mettler-Toledo
	International Inc.	46,609	5,203
*	IDEXX Laboratories Inc.	80,017	4,873
*	Covance Inc.	88,170	4,525
*	Lincare Holdings Inc.	135,978	4,421
*	Community Health
	Systems Inc.	128,455	4,343
*	Dendreon Corp.	120,123	3,884
*	Cephalon Inc.	67,188	3,813
*	Amylin Pharmaceuticals Inc.	197,185	3,707
	Patterson Cos. Inc.	126,718	3,615
*	Warner Chilcott PLC
	Class A	156,138	3,568
*	Gen-Probe Inc.	68,073	3,092
*	CareFusion Corp.	129,968	2,950
	Techne Corp.	48,918	2,810

50

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Bio-Rad Laboratories Inc.
	Class A	26,318	2,276
*	Myriad Genetics Inc.	132,965	1,988
*	Endo Pharmaceuticals
	Holdings Inc.	56,389	1,230
*	Abraxis Bioscience Inc.	11,027	818
			217,650
Industrials (15.1%)
*	Delta Air Lines Inc.	1,082,924	12,724
	Rockwell Collins Inc.	216,691	11,513
	Fastenal Co.	183,006	9,185
	WW Grainger Inc.	84,843	8,438
*	Stericycle Inc.	111,132	7,288
	Roper Industries Inc.	129,078	7,223
	Joy Global Inc.	141,879	7,107
*	McDermott
	International Inc.	317,456	6,876
	Flowserve Corp.	76,906	6,522
	Textron Inc.	375,959	6,380
*	Jacobs Engineering
	Group Inc.	171,843	6,262
	AMETEK Inc.	148,698	5,970
*	Quanta Services Inc.	288,483	5,957
	Iron Mountain Inc.	252,791	5,678
*	Kansas City Southern	140,149	5,094
	Bucyrus International Inc.
	Class A	106,052	5,032
	Rockwell Automation Inc.	98,483	4,835
	Dun & Bradstreet Corp.	70,359	4,722
	Robert Half International Inc.	194,781	4,587
*	Navistar International Corp.	87,768	4,318
	Donaldson Co. Inc.	101,064	4,310
	JB Hunt Transport
	Services Inc.	131,700	4,303
*	Verisk Analytics Inc.
	Class A	138,818	4,151
*	Shaw Group Inc.	115,325	3,946
*	Foster Wheeler AG	175,835	3,703
*	Copart Inc.	98,696	3,534
*	IHS Inc. Class A	56,714	3,313
	MSC Industrial Direct Co.
	Class A	61,870	3,134
*	Covanta Holding Corp.	181,709	3,015
*	Alliant Techsystems Inc.	45,534	2,826
*	FTI Consulting Inc.	64,166	2,797
	Pall Corp.	81,024	2,785
	Manpower Inc.	58,503	2,526
*	AMR Corp.	298,163	2,022
	SPX Corp.	34,227	1,807
*	Hertz Global Holdings Inc.	154,961	1,466
*	Terex Corp.	74,365	1,394
*	Sensata Technologies
	Holding NV	46,895	750
			187,493

			Market
			Value•
		Shares	($000)
Information Technology (20.4%)
*	Salesforce.com Inc.	154,931	13,296
*	SanDisk Corp.	315,324	13,266
*	Citrix Systems Inc.	253,346	10,699
	Altera Corp.	409,839	10,168
*	Fiserv Inc.	210,069	9,592
*	Akamai Technologies Inc.	236,019	9,575
	Amphenol Corp. Class A	238,891	9,384
*	BMC Software Inc.	251,887	8,723
	Linear Technology Corp.	308,027	8,566
*	Cree Inc.	139,133	8,352
*	Autodesk Inc.	316,543	7,711
*	Red Hat Inc.	260,036	7,525
*	F5 Networks Inc.	109,577	7,514
*	Sybase Inc.	113,606	7,346
*	Teradata Corp.	232,144	7,076
*	McAfee Inc.	218,628	6,716
*	VeriSign Inc.	252,780	6,711
*	Western Digital Corp.	204,997	6,183
*	FLIR Systems Inc.	210,684	6,129
*	Rovi Corp.	143,726	5,449
*	ANSYS Inc.	123,940	5,028
*	Equinix Inc.	60,236	4,892
	Harris Corp.	117,152	4,879
*	Nuance
	Communications Inc.	313,309	4,684
*	Trimble Navigation Ltd.	166,528	4,663
*	Dolby Laboratories Inc.
	Class A	73,908	4,633
*	Alliance Data
	Systems Corp.	72,029	4,287
*	Hewitt Associates Inc.
	Class A	123,207	4,246
	Factset Research
	Systems Inc.	61,792	4,139
	Lender Processing
	Services Inc.	131,689	4,123
	Global Payments Inc.	112,300	4,103
*	ON Semiconductor Corp.	589,907	3,764
	Broadridge Financial
	Solutions Inc.	185,959	3,542
*	Novellus Systems Inc.	132,244	3,354
*	Brocade Communications
	Systems Inc.	612,339	3,160
*	MEMC Electronic
	Materials Inc.	308,381	3,047
*	Advanced Micro
	Devices Inc.	393,941	2,884
*	NCR Corp.	220,164	2,668
*	Avago Technologies Ltd.	114,681	2,415
*	Lam Research Corp.	61,788	2,352
*	Flextronics
	International Ltd.	392,160	2,196
*	Arrow Electronics Inc.	82,680	1,848
	DST Systems Inc.	26,396	954

51

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*,^	SunPower Corp. Class A	76,067	920
*	SunPower Corp. Class B	28,691	310
			253,072
Materials (5.5%)
	Cliffs Natural Resources Inc.	186,340	8,788
	Sigma-Aldrich Corp.	167,804	8,362
	Lubrizol Corp.	94,386	7,580
	CF Industries Holdings Inc.	94,087	5,970
*	Crown Holdings Inc.	222,742	5,577
	Allegheny Technologies Inc.	121,768	5,381
	Celanese Corp. Class A	200,941	5,005
	Walter Energy Inc.	73,858	4,494
	Nalco Holding Co.	190,762	3,903
	Scotts Miracle-Gro Co.
	Class A	64,171	2,850
	United States Steel Corp.	69,212	2,668
*	Titanium Metals Corp.	124,168	2,184
	FMC Corp.	33,303	1,913
	Martin Marietta
	Materials Inc.	21,843	1,853
	Steel Dynamics Inc.	98,781	1,303
			67,831
Telecommunication Services (1.3%)
*	NII Holdings Inc.	229,778	7,472
*	SBA Communications Corp.
	Class A	153,174	5,210
*	MetroPCS
	Communications Inc.	221,346	1,813
*	Level 3
	Communications Inc.	1,130,720	1,233
*	Clearwire Corp. Class A	88,106	641
			16,369
Utilities (1.0%)
	EQT Corp.	188,442	6,810
*	Calpine Corp.	488,628	6,216
			13,026
Total Common Stocks
(Cost $1,189,138)			1,241,780

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market
Liquidity Fund,	0.286%
(Cost $3,264)	3,264,485	3,264
Total Investments (100.3%)
(Cost $1,192,402)		1,245,044
Other Assets and Liabilities (-0.3%)
Other Assets		1,314
Liabilities[2]		(4,953)
		(3,639)
Net Assets (100%)		1,241,405

At June 30, 2010, net assets consisted of:
		Amount
		($000)
Paid-in Capital		1,590,013
Undistributed Net Investment Income		1,431
Accumulated Net Realized Losses		(402,681)
Unrealized Appreciation (Depreciation)		52,642
Net Assets		1,241,405

Investor Shares—Net Assets
Applicable to 31,884,400 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		587,887
Net Asset Value Per Share—
Investor Shares		$18.44

ETF Shares—Net Assets
Applicable to 13,928,962 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		653,518
Net Asset Value Per Share—
ETF Shares		$46.92

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,830,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,923,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	3,612
Interest[1]	3
Security Lending	100
Total Income	3,715
Expenses
The Vanguard Group—Note B
Investment Advisory Services	87
Management and Administrative—Investor Shares	644
Management and Administrative—ETF Shares	224
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—ETF Shares	95
Custodian Fees	39
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—ETF Shares	24
Trustees’ Fees and Expenses	1
Total Expenses	1,193
Net Investment Income	2,522
Realized Net Gain (Loss) on Investment Securities Sold	(18,424)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(32,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,116)
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,522	5,814
Realized Net Gain (Loss)	(18,424)	(86,447)
Change in Unrealized Appreciation (Depreciation)	(32,214)	415,760
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,116)	335,127
Distributions
Net Investment Income
Investor Shares	—	(2,593)
ETF Shares	—	(3,860)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	—	(6,453)
Capital Share Transactions
Investor Shares	66,253	132,234
ETF Shares	31,730	42,626
Net Increase (Decrease) from Capital Share Transactions	97,983	174,860
Total Increase (Decrease)	49,867	503,534
Net Assets
Beginning of Period	1,191,538	688,004
End of Period[1]	1,241,405	1,191,538

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,431,000 and ($1,017,000).

See accompanying Notes, which are an integral part of the Financial Statements.

54

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months				Aug. 24,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.05	$13.43	$25.50	$21.78	$20.00
Investment Operations
Net Investment Income	.032	.084	.059	.081[2]	.090
Net Realized and Unrealized Gain (Loss)
on Investments	(.642)	5.629	(12.065)	3.686	1.770
Total from Investment Operations	(.610)	5.713	(12.006)	3.767	1.860
Distributions
Dividends from Net Investment Income	—	(.093)	(.064)	(.047)	(.080)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	—	(.093)	(.064)	(.047)	(.080)
Net Asset Value, End of Period	$18.44	$19.05	$13.43	$25.50	$21.78

Total Return[3]	-3.20%	42.54%	-47.07%	17.30%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$588	$546	$275	$389	$24
Ratio of Total Expenses to
Average Net Assets	0.26%[4]	0.30%	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to
Average Net Assets	0.32%[4]	0.55%	0.37%	0.33%	1.00%[4]
Portfolio Turnover Rate[5]	45%[4]	43%	54%	56%	20%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
	Six Months				Aug. 17,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$48.45	$34.12	$64.85	$55.35	$51.55
Investment Operations
Net Investment Income	.114	.267	.214	.275[2]	.228
Net Realized and Unrealized Gain (Loss)
on Investments	(1.644)	14.353	(30.717)	9.378	3.783
Total from Investment Operations	(1.530)	14.620	(30.503)	9.653	4.011
Distributions
Dividends from Net Investment Income	—	(.290)	(.227)	(.153)	(.211)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	—	(.290)	(.227)	(.153)	(.211)
Net Asset Value, End of Period	$46.92	$48.45	$34.12	$64.85	$55.35

Total Return	-3.16%	42.85%	-47.02%	17.44%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$654	$646	$413	$377	$22
Ratio of Total Expenses to
Average Net Assets	0.12%[3]	0.14%	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to
Average Net Assets	0.46%[3]	0.71%	0.50%	0.44%	1.13%[3]
Portfolio Turnover Rate[4]	45%[3]	43%	54%	56%	20%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $254,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.10% of

Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

57

Mid-Cap Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $29,493,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $315,169,000 to offset future net capital gains of $35,000 through December 31, 2014, $480,000 through December 31, 2015, $48,884,000 through December 31, 2016, and $265,770,000 through December 31, 2017. In addition, the fund realized losses of $38,049,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $1,192,402,000. Net unrealized appreciation of investment securities for tax purposes was $52,642,000, consisting of unrealized gains of $145,638,000 on securities that had risen in value since their purchase and $92,996,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $527,505,000 of investment securities and sold $428,834,000 of investment securities, other than temporary cash investments.

58

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	170,470	8,508	239,949	15,221
Issued in Lieu of Cash Distributions	—	—	2,408	126
Redeemed	(104,217)	(5,278)	(110,123)	(7,151)
Net Increase (Decrease)—Investor Shares	66,253	3,230	132,234	8,196
ETF Shares
Issued	182,848	3,704	310,206	8,211
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(151,118)	(3,100)	(267,580)	(7,000)
Net Increase (Decrease)—ETF Shares	31,730	604	42,626	1,211

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

59

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics

	Investor		ETF
	Shares		Shares
Ticker Symbol	VMVIX		VOE
Expense Ratio[1]	0.30%		0.14%
30-Day SEC Yield	1.94%		2.08%

Portfolio Characteristics
			DJ
	MSCI US		U.S. Total
	Mid Cap		Market
	Fund	Value Index	Index
Number of Stocks	263	263	4,114
Median Market Cap	$4.3B	$4.3B	$25.2B
Price/Earnings Ratio	19.2x	19.2x	17.6x
Price/Book Ratio	1.4x	1.4x	1.9x
Return on Equity	11.9%	11.9%	19.1%
Earnings Growth Rate	1.9%	1.9%	6.6%
Dividend Yield	2.3%	2.3%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	41%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
	MSCI US		DJ
	Mid Cap		U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	11.0%	11.0%	11.4%
Consumer Staples	6.0	6.0	10.4
Energy	5.4	5.4	9.4
Financials	30.8	30.8	17.5
Health Care	4.7	4.7	11.7
Industrials	9.2	9.2	10.8
Information
Technology	10.9	10.9	18.7
Materials	7.6	7.6	3.9
Telecommunication
Services	1.4	1.4	2.7
Utilities	13.0	13.0	3.5

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Value Index	Index
R-Squared	1.00	0.95
Beta	1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

HCP Inc.	Specialized REITs	1.1%
Goodrich Corp.	Aerospace &
	Defense	0.9
Questar Corp.	Gas Utilities	0.9
Regions Financial Corp.	Regional Banks	0.9
Dover Corp.	Industrial
	Machinery	0.9
Humana Inc.	Managed Health
	Care	0.9
Mattel Inc.	Leisure Products	0.9
AvalonBay Communities	Residential REITs
Inc.		0.9
DTE Energy Co.	Multi-Utilities	0.9
Ventas Inc.	Specialized REITs	0.8
Top Ten		9.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares and 0.12% for ETF Shares.

60

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Since
	Date	Year	Inception
Investor Shares	8/24/2006	30.80%	-1.96%
ETF Shares	8/17/2006
Market Price		30.99	-1.96
Net Asset Value		31.03	-1.96

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

61

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.0%)
	Mattel Inc.	471,499	9,977
	Genuine Parts Co.	205,768	8,118
	Ltd Brands Inc.	355,186	7,839
*	Liberty Media Corp. -
	Interactive	735,761	7,725
	H&R Block Inc.	435,046	6,826
	Darden Restaurants Inc.	172,227	6,691
	Hasbro Inc.	159,130	6,540
	Whirlpool Corp.	63,043	5,536
	Newell Rubbermaid Inc.	360,064	5,271
	Starwood Hotels &
	Resorts Worldwide Inc.	121,113	5,018
	Wyndham Worldwide Corp.	231,879	4,670
	Gannett Co. Inc.	307,829	4,143
	Leggett & Platt Inc.	192,487	3,861
	DR Horton Inc.	370,909	3,646
*	Mohawk Industries Inc.	75,486	3,454
*	NVR Inc.	4,896	3,207
	Lennar Corp. Class A	199,088	2,769
*	Royal Caribbean
	Cruises Ltd.	117,343	2,672
	Foot Locker Inc.	202,878	2,560
*	Pulte Group Inc.	289,846	2,400
*	Liberty Media Corp. -
	Capital	55,329	2,319
*	Hyatt Hotels Corp. Class A	56,870	2,109
*	Penn National Gaming Inc.	87,079	2,012
*	Toll Brothers Inc.	118,373	1,937
	Brinker International Inc.	132,814	1,920
*,^	AutoNation Inc.	88,399	1,724
*	MGM Resorts International	171,443	1,653
	Interactive Data Corp.	48,961	1,634
	American Eagle
	Outfitters Inc.	127,802	1,502
*	GameStop Corp. Class A	70,924	1,333
*	Goodyear Tire &
	Rubber Co.	104,678	1,041

			Market
			Value•
		Shares	($000)
*	TRW Automotive
	Holdings Corp.	37,392	1,031
*	Lamar Advertising Co.
	Class A	37,313	915
	Wendy’s/Arby’s Group Inc.
	Class A	168,155	673
	Weight Watchers
	International Inc.	22,432	576
*	Education
	Management Corp.	27,654	422
*	Clear Channel Outdoor
	Holdings Inc. Class A	26,361	229
			125,953
Consumer Staples (6.0%)
	JM Smucker Co.	154,324	9,293
	Bunge Ltd.	177,187	8,716
	Tyson Foods Inc. Class A	377,612	6,189
	Dr Pepper Snapple
	Group Inc.	164,734	6,159
	McCormick & Co. Inc.	155,239	5,893
	Church & Dwight Co. Inc.	91,594	5,744
	Mead Johnson Nutrition Co.	92,822	4,652
*	Constellation Brands Inc.
	Class A	257,006	4,015
*	Ralcorp Holdings Inc.	70,991	3,890
	Alberto-Culver Co. Class B	114,830	3,111
	SUPERVALU Inc.	274,889	2,980
*	Smithfield Foods Inc.	193,433	2,882
	Hormel Foods Corp.	61,928	2,507
*	Dean Foods Co.	235,283	2,369
			68,400
Energy (5.4%)
*	Newfield Exploration Co.	172,524	8,429
	Cimarex Energy Co.	108,701	7,781
*	Nabors Industries Ltd.	369,090	6,503
	Sunoco Inc.	151,631	5,272
*	Pride International Inc.	227,659	5,086
*	Denbury Resources Inc.	318,072	4,657
	Arch Coal Inc.	210,592	4,172

62

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Forest Oil Corp.	138,298	3,784
*	Plains Exploration &
	Production Co.	180,761	3,726
*	Kinder Morgan
	Management LLC	50,776	2,873
	Tidewater Inc.	67,023	2,595
	Patterson-UTI Energy Inc.	199,023	2,561
*	Rowan Cos. Inc.	95,854	2,103
	Cabot Oil & Gas Corp.	47,045	1,473
	Tesoro Corp.	90,827	1,060
			62,075
Financials (30.8%)
	HCP Inc.	380,981	12,287
	Regions Financial Corp.	1,546,318	10,175
	AvalonBay
	Communities Inc.	105,706	9,870
	Ventas Inc.	203,176	9,539
	Lincoln National Corp.	391,897	9,519
	Unum Group	430,941	9,351
	KeyCorp	1,139,062	8,759
*	Genworth Financial Inc.
	Class A	634,106	8,288
	New York Community
	Bancorp Inc.	533,578	8,148
	Plum Creek Timber Co. Inc.	211,212	7,293
	Host Hotels & Resorts Inc.	531,897	7,170
	XL Capital Ltd. Class A	443,580	7,102
	Kimco Realty Corp.	525,794	7,067
	Health Care REIT Inc.	160,366	6,755
	Willis Group Holdings PLC	219,117	6,584
	People’s United
	Financial Inc.	485,879	6,559
*	SLM Corp.	628,716	6,532
	ProLogis	614,832	6,228
	Macerich Co.	166,860	6,227
	PartnerRe Ltd.	85,662	6,008
	Legg Mason Inc.	209,337	5,868
	Federal Realty
	Investment Trust	79,426	5,581
	SL Green Realty Corp.	100,910	5,554
	Everest Re Group Ltd.	78,291	5,537
	Nationwide Health
	Properties Inc.	152,248	5,446
*	American International
	Group Inc.	157,449	5,423
	Comerica Inc.	146,670	5,402
	Torchmark Corp.	107,412	5,318
	Assurant Inc.	151,036	5,241
	Cincinnati Financial Corp.	200,688	5,192
	Huntington Bancshares Inc.	928,867	5,146
*	Arch Capital Group Ltd.	68,603	5,111
	AMB Property Corp.	214,907	5,095
	Axis Capital Holdings Ltd.	162,524	4,830
	WR Berkley Corp.	178,223	4,716
	Marshall & Ilsley Corp.	647,253	4,647

			Market
			Value•
		Shares	($000)
	Rayonier Inc.	103,635	4,562
	RenaissanceRe
	Holdings Ltd.	77,857	4,381
	Reinsurance Group of
	America Inc. Class A	94,630	4,326
	Liberty Property Trust	146,211	4,218
	Digital Realty Trust Inc.	71,506	4,124
*	Markel Corp.	12,094	4,112
^	Realty Income Corp.	135,365	4,106
	Transatlantic Holdings Inc.	83,369	3,998
	UDR Inc.	202,328	3,871
	Fidelity National
	Financial Inc. Class A	283,792	3,686
	Duke Realty Corp.	321,465	3,649
	Regency Centers Corp.	105,748	3,638
	HCC Insurance
	Holdings Inc.	145,880	3,612
	Cullen/Frost Bankers Inc.	70,079	3,602
	Old Republic
	International Corp.	296,461	3,596
	Hospitality Properties Trust	159,994	3,376
	White Mountains Insurance
	Group Ltd.	10,319	3,345
	Commerce Bancshares Inc.	91,690	3,300
*	NASDAQ OMX Group Inc.	178,213	3,169
	Raymond James
	Financial Inc.	128,300	3,168
	Jefferies Group Inc.	144,582	3,048
	Weingarten Realty Investors	147,859	2,817
	American Financial
	Group Inc.	101,730	2,779
	Zions Bancorporation	126,706	2,733
	TCF Financial Corp.	163,491	2,716
	Assured Guaranty Ltd.	203,082	2,695
	Associated Banc-Corp	212,657	2,607
	Federated Investors Inc.
	Class B	120,109	2,487
	Validus Holdings Ltd.	94,194	2,300
*	First Horizon National Corp.	192,170	2,200
	City National Corp.	39,058	2,001
	BOK Financial Corp.	35,215	1,672
	Mercury General Corp.	35,500	1,471
	Capitol Federal Financial	28,715	952
	TFS Financial Corp.	41,945	521
			352,406
Health Care (4.7%)
*	Humana Inc.	220,704	10,080
*	Hologic Inc.	335,181	4,669
	Universal Health
	Services Inc. Class B	116,229	4,434
	Pharmaceutical Product
	Development Inc.	145,934	3,708
	Omnicare Inc.	155,949	3,696
*	Coventry Health Care Inc.	191,920	3,393
*	Health Net Inc.	129,902	3,166

63

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Kinetic Concepts Inc.	83,241	3,039
*	Charles River Laboratories
	International Inc.	85,391	2,921
*	CareFusion Corp.	122,082	2,771
*	Inverness Medical
	Innovations Inc.	102,453	2,731
*	King Pharmaceuticals Inc.	322,079	2,445
*	Endo Pharmaceuticals
	Holdings Inc.	98,805	2,156
*	Dendreon Corp.	60,878	1,968
*	Cephalon Inc.	33,972	1,928
			53,105
Industrials (9.2%)
	Goodrich Corp.	162,282	10,751
	Dover Corp.	242,754	10,145
	Cooper Industries PLC	216,740	9,537
	Pitney Bowes Inc.	268,972	5,907
	Masco Corp.	466,649	5,021
	Equifax Inc.	163,881	4,599
	Rockwell Automation Inc.	92,571	4,544
*	Owens Corning	149,123	4,460
	RR Donnelley & Sons Co.	266,365	4,360
*	URS Corp.	108,797	4,281
	Cintas Corp.	178,373	4,276
	KBR Inc.	208,037	4,232
	Avery Dennison Corp.	130,754	4,201
	Pentair Inc.	127,915	4,119
*	AGCO Corp.	119,873	3,233
	Ryder System Inc.	69,226	2,785
*	Aecom Technology Corp.	118,155	2,725
	Pall Corp.	76,057	2,614
*	Spirit Aerosystems
	Holdings Inc. Class A	136,262	2,597
	Harsco Corp.	104,348	2,452
	Manpower Inc.	54,917	2,371
	SPX Corp.	32,283	1,705
*	Hertz Global Holdings Inc.	146,222	1,383
*	Terex Corp.	70,350	1,318
*	AMR Corp.	150,622	1,021
			104,637
Information Technology (10.9%)
*	Micron Technology Inc.	1,102,922	9,364
	Xilinx Inc.	358,685	9,060
	Computer Sciences Corp.	199,169	9,012
*	SAIC Inc.	513,320	8,593
*	Seagate Technology	647,120	8,439
	Microchip Technology Inc.	238,870	6,626
	Maxim Integrated
	Products Inc.	395,158	6,611
	KLA-Tencor Corp.	223,102	6,220
*	Avnet Inc.	196,751	4,744
	National
	Semiconductor Corp.	308,107	4,147
*	Lam Research Corp.	107,787	4,102
*	Synopsys Inc.	190,036	3,966

			Market
			Value•
		Shares	($000)
*	LSI Corp.	851,153	3,915
*	Flextronics
	International Ltd.	684,908	3,836
	Jabil Circuit Inc.	253,157	3,367
*	Lexmark International Inc.
	Class A	101,358	3,348
*	Ingram Micro Inc.	212,177	3,223
*	Western Digital Corp.	103,757	3,129
	Tellabs Inc.	475,756	3,040
*	IAC/InterActiveCorp	134,465	2,954
	Total System Services Inc.	217,207	2,954
*	AOL Inc.	137,204	2,853
*	Advanced Micro
	Devices Inc.	370,186	2,710
	Harris Corp.	59,338	2,471
*	Arrow Electronics Inc.	77,606	1,735
	Molex Inc. Class A	96,142	1,485
	Molex Inc.	80,439	1,467
	DST Systems Inc.	24,751	895
*	SunPower Corp. Class B	27,168	293
			124,559
Materials (7.6%)
	Vulcan Materials Co.	163,799	7,179
	Airgas Inc.	101,902	6,338
	Ball Corp.	115,886	6,122
*	Owens-Illinois Inc.	218,600	5,782
	Eastman Chemical Co.	93,963	5,014
	MeadWestvaco Corp.	222,084	4,930
*	Pactiv Corp.	171,615	4,780
	United States Steel Corp.	120,842	4,658
	Ashland Inc.	96,164	4,464
	International Flavors &
	Fragrances Inc.	102,722	4,357
	Albemarle Corp.	106,537	4,231
	Sealed Air Corp.	206,107	4,064
	Sonoco Products Co.	130,011	3,963
	Bemis Co. Inc.	140,279	3,788
	Valspar Corp.	122,443	3,688
	FMC Corp.	58,074	3,335
	Reliance Steel &
	Aluminum Co.	90,918	3,287
	Martin Marietta
	Materials Inc.	38,200	3,240
	Steel Dynamics Inc.	173,174	2,284
	Greif Inc. Class A	31,896	1,772
			87,276
Telecommunication Services (1.4%)
	Windstream Corp.	626,601	6,617
^	Frontier
	Communications Corp.	404,701	2,877
	Telephone &
	Data Systems Inc.	64,575	1,962
	Telephone &
	Data Systems Inc. -
	Special Common Shares	57,811	1,534

64

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Level 3
	Communications Inc.	1,066,778	1,163
*	United States Cellular Corp.	24,240	998
*	MetroPCS
	Communications Inc.	112,390	921
*	Clearwire Corp. Class A	44,924	327
			16,399
Utilities (13.0%)
	Questar Corp.	226,304	10,295
	DTE Energy Co.	214,752	9,795
	Constellation Energy
	Group Inc.	247,576	7,984
	Wisconsin Energy Corp.	151,568	7,691
*	NRG Energy Inc.	339,564	7,202
	CenterPoint Energy Inc.	514,099	6,765
	Northeast Utilities	227,796	5,804
	Oneok Inc.	130,738	5,654
	SCANA Corp.	151,669	5,424
	NiSource Inc.	358,893	5,204
	Pinnacle West Capital Corp.	139,432	5,070
	NSTAR	138,509	4,848
	American Water
	Works Co. Inc.	226,439	4,665
	OGE Energy Corp.	125,867	4,602
	Alliant Energy Corp.	143,531	4,556
	Allegheny Energy Inc.	219,922	4,548
	Pepco Holdings Inc.	288,258	4,520
	CMS Energy Corp.	297,680	4,361
	Integrys Energy Group Inc.	99,199	4,339
	MDU Resources Group Inc.	231,401	4,172
	National Fuel Gas Co.	89,416	4,102
	TECO Energy Inc.	263,459	3,970
	Energen Corp.	88,527	3,924
	DPL Inc.	154,402	3,690
	AGL Resources Inc.	100,547	3,602
	NV Energy Inc.	304,505	3,596
	UGI Corp.	141,154	3,591
	Aqua America Inc.	177,254	3,134
*	Mirant Corp.	186,551	1,970
			149,078
Total Common Stocks
(Cost $1,134,059)			1,143,888

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market
Liquidity Fund,
0.286%	3,401,602	3,402

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
3 Fannie Mae
Discount Notes,
0.300%, 9/15/10	300	300
Total Temporary Cash Investments
(Cost $3,702)		3,702
Total Investments (100.3%)
(Cost $1,137,761)		1,147,590
Other Assets and Liabilities (-0.3%)
Other Assets		3,874
Liabilities[2]		(7,866)
		(3,992)
Net Assets (100%)		1,143,598

65

Mid-Cap Value Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	1,365,189
Undistributed Net Investment Income	10,048
Accumulated Net Realized Losses	(241,468)
Unrealized Appreciation (Depreciation)	9,829
Net Assets	1,143,598

Investor Shares—Net Assets
Applicable to 31,582,973 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	544,715
Net Asset Value Per Share—
Investor Shares	$17.25

ETF Shares—Net Assets
Applicable to 13,663,721 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	598,883
Net Asset Value Per Share—
ETF Shares	$43.83

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,193,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,402,000 of collateral received for securities on loan.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

66

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	12,025
Interest[1]	3
Security Lending	129
Total Income	12,157
Expenses
The Vanguard Group—Note B
Investment Advisory Services	83
Management and Administrative—Investor Shares	561
Management and Administrative—ETF Shares	189
Marketing and Distribution—Investor Shares	71
Marketing and Distribution—ETF Shares	89
Custodian Fees	82
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	23
Trustees’ Fees and Expenses	1
Total Expenses	1,105
Net Investment Income	11,052
Realized Net Gain (Loss) on Investment Securities Sold	34,702
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(66,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,639)
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,052	18,029
Realized Net Gain (Loss)	34,702	841
Change in Unrealized Appreciation (Depreciation)	(66,393)	285,591
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,639)	304,461
Distributions
Net Investment Income
Investor Shares	(152)	(8,157)
ETF Shares	(175)	(10,955)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(327)	(19,112)
Capital Share Transactions
Investor Shares	97,041	127,845
ETF Shares	25,187	53,303
Net Increase (Decrease) from Capital Share Transactions	122,228	181,148
Total Increase (Decrease)	101,262	466,497
Net Assets
Beginning of Period	1,042,336	575,839
End of Period[1]	1,143,598	1,042,336

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $10,048,000 and ($677,000).

See accompanying Notes, which are an integral part of the Financial Statements.

68

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months				Aug. 24,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.45	$12.92	$20.95	$22.34	$20.00
Investment Operations
Net Investment Income	.162	.300	.466[2]	.427	.140
Net Realized and Unrealized Gain (Loss)
on Investments	(.357)	4.551	(8.156)	(1.407)	2.340
Total from Investment Operations	(.195)	4.851	(7.690)	(.980)	2.480
Distributions
Dividends from Net Investment Income	(.005)	(.321)	(.340)	(.410)	(.140)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.005)	(.321)	(.340)	(.410)	(.140)
Net Asset Value, End of Period	$17.25	$17.45	$12.92	$20.95	$22.34

Total Return[3]	-1.12%	37.61%	-36.64%	-4.37%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$545	$459	$217	$195	$65
Ratio of Total Expenses to
Average Net Assets	0.26%[4]	0.30%	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to
Average Net Assets	1.76%[4]	2.14%	2.73%	2.48%	2.50%[4]
Portfolio Turnover Rate[5]	41%[4]	47%	45%	46%	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
	Six Months				Aug. 17,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$44.31	$32.80	$53.16	$56.67	$51.00
Investment Operations
Net Investment Income	.440	.812	1.261[2]	1.133	.373
Net Realized and Unrealized Gain (Loss)
on Investments	(.908)	11.562	(20.716)	(3.553)	5.661
Total from Investment Operations	(.468)	12.374	(19.455)	(2.420)	6.034
Distributions
Dividends from Net Investment Income	(.012)	(.864)	(.905)	(1.090)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.864)	(.905)	(1.090)	(.364)
Net Asset Value, End of Period	$43.83	$44.31	$32.80	$53.16	$56.67

Total Return	-1.06%	37.75%	-36.53%	-4.27%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$599	$583	$359	$215	$46
Ratio of Total Expenses to
Average Net Assets	0.12%[3]	0.14%	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to
Average Net Assets	1.90%[3]	2.30%	2.86%	2.59%	2.63%[3]
Portfolio Turnover Rate[4]	41%[3]	47%	45%	46%	16%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

71

Mid-Cap Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $239,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,143,888	—	—
Temporary Cash Investments	3,402	300	—
Total	1,147,290	300	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $60,443,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $174,039,000 to offset future net capital gains of $11,000 through December 31, 2014, $390,000 through December 31, 2015, $47,840,000 through December 31, 2016, and $125,798,000 through December 31, 2017. In addition, the fund realized losses of $37,513,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

72

Mid-Cap Value Index Fund

At June 30, 2010, the cost of investment securities for tax purposes was $1,137,761,000. Net unrealized appreciation of investment securities for tax purposes was $9,829,000, consisting of unrealized gains of $70,557,000 on securities that had risen in value since their purchase and $60,728,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $576,534,000 of investment securities and sold $441,569,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	226,567	12,139	232,424	16,895
Issued in Lieu of Cash Distributions	138	7	7,299	424
Redeemed	(129,664)	(6,891)	(111,878)	(7,760)
Net Increase (Decrease)—Investor Shares	97,041	5,255	127,845	9,559
ETF Shares
Issued	226,735	4,909	413,523	10,904
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(201,548)	(4,400)	(360,220)	(8,700)
Net Increase (Decrease)—ETF Shares	25,187	509	53,303	2,204

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

73

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

74

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$982.27	$1.28
Admiral Shares	1,000.00	983.08	0.59
Signal Shares	1,000.00	982.77	0.59
Institutional Shares	1,000.00	983.08	0.39
ETF Shares	1,000.00	982.82	0.59
Mid-Cap Index Fund
Investor Shares	$1,000.00	$978.72	$1.28
Admiral Shares	1,000.00	979.02	0.59
Signal Shares	1,000.00	979.24	0.59
Institutional Shares	1,000.00	979.43	0.39
ETF Shares	1,000.00	978.97	0.59
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$967.98	$1.27
ETF Shares	1,000.00	968.42	0.59
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$988.80	$1.28
ETF Shares	1,000.00	989.41	0.59

75

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
ETF Shares	1,000.00	1,024.20	0.60
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
ETF Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.26% for Investor Shares and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

76

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others.

However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

77

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

78

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

79

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

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Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
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Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.

with the offering of shares of any Vanguard	S&P® is a registered trademark of Standard & Poor’s
fund only if preceded or accompanied by	Financial Services LLC (“S&P”) and has been licensed
the fund’s current prospectus.	for use by The Vanguard Group, Inc. The Vanguard
mutual funds are not sponsored, endorsed, sold, or
All comparative mutual fund data are from Lipper Inc. or	promoted by S&P or its Affiliates, and S&P and its
Morningstar, Inc., unless otherwise noted.	Affiliates make no representation, warranty, or
You can obtain a free copy of Vanguard’s proxy voting	condition regarding the advisability of buying, selling,
guidelines by visiting our website, Vanguard.com, and	or holding units/shares in the funds.
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082010

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (13.8%)
*	Las Vegas Sands Corp.	1,936,204	42,868
	Cablevision Systems Corp. Class A	1,564,093	37,554
*	Dollar Tree Inc.	793,803	33,046
*	Liberty Global Inc.	1,222,080	31,762
*	NetFlix Inc.	257,593	27,987
*	BorgWarner Inc.	734,440	27,424
	Advance Auto Parts Inc.	545,368	27,367
*	Chipotle Mexican Grill Inc. Class A	196,327	26,860
*	NVR Inc.	38,481	25,206
	DISH Network Corp. Class A	1,313,115	23,833
*,^	Sirius XM Radio Inc.	24,239,539	23,015
	PetSmart Inc.	738,267	22,274
*	Lear Corp.	291,354	19,288
^	Strayer Education Inc.	86,808	18,047
*	LKQ Corp.	891,110	17,181
*	Aeropostale Inc.	583,452	16,710
	Williams-Sonoma Inc.	670,370	16,639
	Phillips-Van Heusen Corp.	353,699	16,366
*	Mohawk Industries Inc.	350,864	16,056
	Tupperware Brands Corp.	394,217	15,710
	Gentex Corp.	870,137	15,645
	Jarden Corp.	575,299	15,458
	American Eagle Outfitters Inc.	1,304,143	15,324
*	Panera Bread Co. Class A	199,770	15,041
*	ITT Educational Services Inc.	181,009	15,027
*	Signet Jewelers Ltd.	533,510	14,672
*	Toll Brothers Inc.	877,340	14,353
*	Hanesbrands Inc.	596,348	14,348
*	TRW Automotive Holdings Corp.	513,544	14,158
*	Royal Caribbean Cruises Ltd.	616,875	14,046
*	Dick's Sporting Goods Inc.	563,366	14,022
*	Tempur-Pedic International Inc.	451,654	13,888
	Tractor Supply Co.	226,728	13,824
*	DreamWorks Animation SKG Inc. Class A	474,042	13,534
*	J Crew Group Inc.	350,466	12,901
*	WMS Industries Inc.	325,462	12,774
	Foot Locker Inc.	976,945	12,329
*,^	MGM Resorts International	1,266,376	12,208
	Service Corp. International	1,589,752	11,764
*	Dollar General Corp.	425,544	11,724
*	Deckers Outdoor Corp.	80,552	11,508
	Guess? Inc.	365,137	11,407
	Polaris Industries Inc.	206,673	11,288
*	Bally Technologies Inc.	344,572	11,161
*	Liberty Global Inc. Class A	426,368	11,081
	Chico's FAS Inc.	1,114,918	11,015
*	Fossil Inc.	302,699	10,504
	John Wiley & Sons Inc. Class A	270,303	10,453
*	Hyatt Hotels Corp. Class A	271,221	10,060
*	Warnaco Group Inc.	277,086	10,014
*	Penn National Gaming Inc.	425,031	9,818
*	Valassis Communications Inc.	308,426	9,783
*	Carter's Inc.	370,600	9,728
	Burger King Holdings Inc.	575,629	9,694
	Sotheby's	418,205	9,564
*	Career Education Corp.	413,535	9,520
*	Live Nation Entertainment Inc.	895,032	9,353
	Brinker International Inc.	640,022	9,255
*	Dress Barn Inc.	374,407	8,915
*	Dana Holding Corp.	873,256	8,733
	Aaron's Inc.	505,365	8,627

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Jones Apparel Group Inc.	543,652	8,617
*	Coinstar Inc.	197,891	8,503
*	Cheesecake Factory Inc.	376,881	8,389
	Wendy's/Arby's Group Inc. Class A	2,093,051	8,372
*	Rent-A-Center Inc.	410,603	8,319
	Hillenbrand Inc.	388,522	8,310
*	Life Time Fitness Inc.	260,558	8,283
*	Lamar Advertising Co. Class A	333,951	8,188
*	Gymboree Corp.	184,502	7,880
*,^	Under Armour Inc. Class A	237,292	7,861
*	Tenneco Inc.	371,097	7,815
	Wolverine World Wide Inc.	309,381	7,803
*	Skechers U.S.A. Inc. Class A	212,998	7,779
	Interactive Data Corp.	231,080	7,713
*	Madison Square Garden Inc. Class A	387,752	7,627
*	Saks Inc.	1,003,924	7,620
*	Childrens Place Retail Stores Inc.	173,090	7,619
	Cooper Tire & Rubber Co.	382,055	7,450
*	Capella Education Co.	91,053	7,407
*	OfficeMax Inc.	529,189	6,911
	Brunswick Corp.	552,298	6,865
	Cracker Barrel Old Country Store Inc.	147,060	6,847
	Pool Corp.	308,635	6,765
*	Jack in the Box Inc.	343,381	6,679
	Dillard's Inc. Class A	304,738	6,552
	Regal Entertainment Group Class A	500,517	6,527
*	Gaylord Entertainment Co.	293,552	6,485
*	Iconix Brand Group Inc.	450,332	6,471
*	Jo-Ann Stores Inc.	170,597	6,399
*	Vail Resorts Inc.	183,263	6,398
*	Collective Brands Inc.	404,865	6,397
	MDC Holdings Inc.	235,312	6,342
*	JOS A Bank Clothiers Inc.	114,523	6,183
*	HSN Inc.	251,646	6,040
	Men's Wearhouse Inc.	326,941	6,003
*	AnnTaylor Stores Corp.	366,832	5,968
	Thor Industries Inc.	244,028	5,796
	PF Chang's China Bistro Inc.	144,537	5,731
*	CROCS Inc.	535,254	5,663
	Regis Corp.	358,387	5,580
	Matthews International Corp. Class A	188,508	5,520
	Weight Watchers International Inc.	211,617	5,436
*,^	Corinthian Colleges Inc.	549,773	5,415
*	Morningstar Inc.	127,124	5,405
	Choice Hotels International Inc.	178,393	5,389
^	Buckle Inc.	160,488	5,203
	KB Home	461,344	5,075
*	American Public Education Inc.	114,732	5,014
	Monro Muffler Brake Inc.	124,137	4,907
	International Speedway Corp. Class A	190,160	4,899
*	Steven Madden Ltd.	154,003	4,854
*	CEC Entertainment Inc.	137,088	4,834
	Finish Line Inc. Class A	340,819	4,748
*	Pier 1 Imports Inc.	738,035	4,731
	Bob Evans Farms Inc.	190,157	4,682
	American Greetings Corp. Class A	246,673	4,628
^	NutriSystem Inc.	196,912	4,517
*	Talbots Inc.	438,043	4,516
	National CineMedia Inc.	269,051	4,482
	Ryland Group Inc.	279,166	4,416
	CKE Restaurants Inc.	350,885	4,397
*	Sally Beauty Holdings Inc.	533,428	4,374
*	Hibbett Sports Inc.	182,356	4,369
*,^	Blue Nile Inc.	92,114	4,337

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Arbitron Inc.	169,187	4,336
*	Timberland Co. Class A	267,503	4,320
*	99 Cents Only Stores	289,801	4,289
*	Ulta Salon Cosmetics & Fragrance Inc.	181,193	4,287
*	Helen of Troy Ltd.	193,348	4,265
*	Buffalo Wild Wings Inc.	115,248	4,216
*	K12 Inc.	188,974	4,191
	Brown Shoe Co. Inc.	273,994	4,159
*	Texas Roadhouse Inc. Class A	329,517	4,159
	Cato Corp. Class A	188,197	4,144
*	Dex One Corp.	215,340	4,091
	Unifirst Corp.	91,341	4,021
*	Genesco Inc.	151,526	3,987
	Scholastic Corp.	162,282	3,914
*	Scientific Games Corp. Class A	412,982	3,799
*	Group 1 Automotive Inc.	155,882	3,668
*	Cabela's Inc.	257,009	3,634
*	Pinnacle Entertainment Inc.	381,858	3,612
*	True Religion Apparel Inc.	161,961	3,574
*	Steiner Leisure Ltd.	92,550	3,558
*	Ruby Tuesday Inc.	412,040	3,502
	Columbia Sportswear Co.	73,171	3,415
*	Meritage Homes Corp.	202,244	3,293
*	Belo Corp. Class A	576,914	3,283
*	Peet's Coffee & Tea Inc.	83,458	3,277
*	RCN Corp.	220,254	3,262
*	Shutterfly Inc.	135,789	3,254
^	Barnes & Noble Inc.	251,953	3,250
	Stewart Enterprises Inc. Class A	592,108	3,203
*	BJ's Restaurants Inc.	135,049	3,187
*	Interval Leisure Group Inc.	252,463	3,143
*	Papa John's International Inc.	134,871	3,118
*	Orient-Express Hotels Ltd. Class A	419,660	3,105
*	Citi Trends Inc.	93,760	3,088
*	Universal Technical Institute Inc.	129,382	3,059
*	Quiksilver Inc.	822,068	3,042
*	Select Comfort Corp.	346,247	3,030
*	Sonic Corp.	388,643	3,012
*	Boyd Gaming Corp.	350,802	2,978
*	Domino's Pizza Inc.	260,531	2,944
	National Presto Industries Inc.	30,588	2,840
*	Maidenform Brands Inc.	139,470	2,840
	Fred's Inc. Class A	253,848	2,808
*	Penske Automotive Group Inc.	245,379	2,788
*	American Axle & Manufacturing Holdings Inc.	378,807	2,777
*	Charming Shoppes Inc.	739,889	2,775
	Cinemark Holdings Inc.	210,272	2,765
*	Shuffle Master Inc.	341,615	2,736
	Churchill Downs Inc.	83,082	2,725
*	DineEquity Inc.	96,924	2,706
*	Exide Technologies	508,325	2,643
	PEP Boys-Manny Moe & Jack	298,020	2,640
	World Wrestling Entertainment Inc. Class A	168,338	2,619
	Stage Stores Inc.	243,748	2,603
^	PetMed Express Inc.	145,365	2,588
*	Liz Claiborne Inc.	603,680	2,548
	Harte-Hanks Inc.	243,132	2,541
*	Jakks Pacific Inc.	175,189	2,519
	Ameristar Casinos Inc.	165,465	2,492
*	Drew Industries Inc.	122,667	2,478
	Callaway Golf Co.	409,932	2,476
*	hhgregg Inc.	105,162	2,452
*	La-Z-Boy Inc.	328,866	2,443
*,^	Pre-Paid Legal Services Inc.	52,282	2,378

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	California Pizza Kitchen Inc.	154,739	2,344
*,^	Fuel Systems Solutions Inc.	90,205	2,341
	Ethan Allen Interiors Inc.	165,851	2,320
*	Lumber Liquidators Holdings Inc.	99,389	2,319
*	Ascent Media Corp. Class A	90,445	2,285
*	iRobot Corp.	121,093	2,275
*	Modine Manufacturing Co.	294,616	2,263
*	Wet Seal Inc. Class A	612,237	2,235
*	Asbury Automotive Group Inc.	211,532	2,230
*	Mediacom Communications Corp. Class A	330,777	2,223
*	Education Management Corp.	145,403	2,217
*	Biglari Holdings Inc.	7,704	2,210
	Sturm Ruger & Co. Inc.	151,848	2,176
*	Clear Channel Outdoor Holdings Inc. Class A	249,241	2,163
*	Sonic Automotive Inc. Class A	249,212	2,133
*	Rentrak Corp.	87,383	2,126
*	Standard Pacific Corp.	625,661	2,083
*,^	Overstock.com Inc.	114,260	2,065
*	Federal-Mogul Corp.	157,916	2,056
*	Volcom Inc.	109,928	2,041
	Superior Industries International Inc.	151,212	2,032
*	RC2 Corp.	122,435	1,972
*	K-Swiss Inc. Class A	173,212	1,945
*	Grand Canyon Education Inc.	82,297	1,928
*	Zumiez Inc.	119,532	1,926
	Oxford Industries Inc.	90,399	1,892
*	DSW Inc. Class A	82,720	1,858
*	Warner Music Group Corp.	382,030	1,857
	Big 5 Sporting Goods Corp.	139,772	1,837
*	Winnebago Industries Inc.	182,473	1,814
*,^	Landry's Restaurants Inc.	72,453	1,772
	Ambassadors Group Inc.	156,824	1,771
*	CKX Inc.	346,127	1,727
*	EW Scripps Co. Class A	230,026	1,714
*	Sinclair Broadcast Group Inc. Class A	286,635	1,671
*	Red Robin Gourmet Burgers Inc.	97,351	1,671
*	G-III Apparel Group Ltd.	72,139	1,651
*	Core-Mark Holding Co. Inc.	59,445	1,629
*	Denny's Corp.	621,137	1,615
	Haverty Furniture Cos. Inc.	130,528	1,604
*	Knology Inc.	145,715	1,593
*	Krispy Kreme Doughnuts Inc.	471,025	1,587
*	Smith & Wesson Holding Corp.	377,583	1,544
*	Kirkland's Inc.	91,424	1,543
*	Beazer Homes USA Inc.	416,464	1,512
*	Universal Electronics Inc.	90,596	1,507
	Speedway Motorsports Inc.	110,364	1,497
	Christopher & Banks Corp.	235,866	1,460
*	Bridgepoint Education Inc.	90,881	1,437
	Blyth Inc.	42,039	1,432
	HOT Topic Inc.	279,951	1,422
*	Hawk Corp. Class A	55,543	1,414
*	SuperMedia Inc.	77,140	1,411
*	AFC Enterprises Inc.	155,003	1,411
*	Lincoln Educational Services Corp.	67,648	1,393
*	Furniture Brands International Inc.	265,350	1,385
*	Amerigon Inc.	184,424	1,361
*	Dorman Products Inc.	66,821	1,358
*	LIN TV Corp. Class A	250,739	1,357
*	Destination Maternity Corp.	52,920	1,339
*	Movado Group Inc.	123,231	1,316
	Bebe Stores Inc.	205,597	1,316
*	Drugstore.Com Inc.	423,177	1,303
*	Pacific Sunwear Of California	406,335	1,300

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Vitamin Shoppe Inc.	50,436	1,294
*	Cavco Industries Inc.	36,650	1,289
*	Audiovox Corp. Class A	171,694	1,262
*	Steinway Musical Instruments Inc.	69,362	1,234
	CPI Corp.	54,957	1,232
*	Coldwater Creek Inc.	365,697	1,229
*	Stein Mart Inc.	196,685	1,225
	Marcus Corp.	127,071	1,202
*	Unifi Inc.	311,712	1,191
*	Retail Ventures Inc.	151,869	1,188
	Cherokee Inc.	67,862	1,160
*	Morgans Hotel Group Co.	187,257	1,154
*	America's Car-Mart Inc.	49,976	1,131
	Systemax Inc.	74,972	1,130
*	Shoe Carnival Inc.	53,872	1,105
*	M/I Homes Inc.	112,723	1,087
*	Martha Stewart Living Omnimedia Class A	219,903	1,082
*	Entravision Communications Corp. Class A	502,265	1,060
*	AH Belo Corp. Class A	155,625	1,033
*	Perry Ellis International Inc.	50,145	1,013
*	Entercom Communications Corp. Class A	114,646	1,011
*	Saga Communications Inc. Class A	42,324	1,011
*	Isle of Capri Casinos Inc.	108,797	1,007
*	Media General Inc. Class A	101,314	989
*	Insignia Systems Inc.	189,378	985
*	MarineMax Inc.	141,021	979
	Sport Supply Group Inc.	72,306	973
*,^	Hovnanian Enterprises Inc. Class A	261,594	963
*,^	McClatchy Co. Class A	262,196	954
*	Midas Inc.	124,090	952
*	Learning Tree International Inc.	87,309	947
*	Journal Communications Inc. Class A	236,354	938
*	Rubio's Restaurants Inc.	110,126	933
*	Tuesday Morning Corp.	229,823	917
	Gaiam Inc. Class A	149,326	906
*,^	Lifetime Brands Inc.	61,913	905
*	Culp Inc.	82,428	903
*	Kenneth Cole Productions Inc. Class A	81,891	902
	Kid Brands Inc.	127,501	896
	Weyco Group Inc.	39,230	894
*	Libbey Inc.	68,330	887
	CSS Industries Inc.	53,131	877
	Spartan Motors Inc.	207,722	872
*	Rue21 Inc.	28,680	870
*	Marine Products Corp.	144,617	819
*	West Marine Inc.	73,111	795
*	LodgeNet Interactive Corp.	211,982	786
*,^	Joe's Jeans Inc.	389,951	772
*	Casual Male Retail Group Inc.	219,326	750
	Lithia Motors Inc. Class A	121,216	749
*	Caribou Coffee Co. Inc.	79,042	749
*	Ruth's Hospitality Group Inc.	177,107	740
*	Red Lion Hotels Corp.	122,900	734
*	Orbitz Worldwide Inc.	190,281	725
*	Sealy Corp.	269,167	719
	PRIMEDIA Inc.	239,157	701
*	Famous Dave's Of America Inc.	83,695	696
	Tandy Leather Factory Inc.	163,605	677
*,^	Brookfield Homes Corp.	98,208	662
*	Westwood One Inc.	66,392	655
	Skyline Corp.	35,958	648
	Standard Motor Products Inc.	80,117	647
*	Cumulus Media Inc. Class A	241,613	645
*	Leapfrog Enterprises Inc.	155,646	626

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Build-A-Bear Workshop Inc.	90,789	616
*,^	Delta Apparel Inc.	41,746	610
	RG Barry Corp.	54,811	605
*	Nexstar Broadcasting Group Inc. Class A	136,245	597
*	Alloy Inc.	61,206	574
*	Multimedia Games Inc.	127,150	572
*	Playboy Enterprises Inc. Class B	135,923	571
*	Cache Inc.	99,997	568
*	Rocky Brands Inc.	88,084	563
	Collectors Universe	41,451	556
	Courier Corp.	45,314	553
*	Borders Group Inc.	409,543	545
*	Luby's Inc.	138,266	532
*	Jamba Inc.	249,761	532
*	Vitacost.com Inc.	58,824	529
*	Monarch Casino & Resort Inc.	51,748	524
*	Fisher Communications Inc.	30,955	521
	Books-A-Million Inc.	86,393	520
	Frisch's Restaurants Inc.	25,701	517
*,^	Bon-Ton Stores Inc.	53,006	517
*	Forward Industries Inc.	164,828	513
*	Charles & Colvard Ltd.	179,486	501
*	Escalade Inc.	98,010	481
*	Crown Media Holdings Inc. Class A	264,868	466
*	Arctic Cat Inc.	51,072	465
*	O'Charleys Inc.	87,672	465
*	Stoneridge Inc.	60,929	462
*	Shiloh Industries Inc.	53,686	454
	Hooker Furniture Corp.	41,800	446
*	Beasley Broadcasting Group Inc. Class A	90,279	440
*	Bassett Furniture Industries Inc.	102,010	437
*	1-800-Flowers.com Inc. Class A	210,271	433
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	795,590	426
	Mac-Gray Corp.	37,698	420
	Flexsteel Industries	38,109	419
*	Dixie Group Inc.	113,360	417
*	AC Moore Arts & Crafts Inc.	182,471	414
*	Dover Motorsports Inc.	226,334	412
*	Hollywood Media Corp.	346,945	409
*	Tesla Motors Inc.	16,812	401
*	Navarre Corp.	183,514	400
*	Bluegreen Corp.	131,902	397
*	Nobel Learning Communities Inc.	65,596	387
*	Nobility Homes Inc.	40,311	380
*	Benihana Inc. Class A	63,045	373
*	Perfumania Holdings Inc.	39,291	370
*	Nautilus Inc.	237,420	361
*	Strattec Security Corp.	15,800	349
*	Princeton Review Inc.	148,055	343
	Dover Downs Gaming & Entertainment Inc.	118,248	342
*	Trans World Entertainment Corp.	194,782	331
*	Carrols Restaurant Group Inc.	71,987	329
*	McCormick & Schmick's Seafood Restaurants Inc.	42,763	319
*	Empire Resorts Inc.	194,399	317
	Gaming Partners International Corp.	49,597	316
*	New York & Co. Inc.	137,250	314
	Ark Restaurants Corp.	23,363	313
*	Heelys Inc.	126,864	308
*	Nathan's Famous Inc.	19,811	308
*	American Apparel Inc.	168,038	308
*	Zale Corp.	194,536	307
*	Carmike Cinemas Inc.	50,493	306
*,^	Blockbuster Inc. Class A	1,227,589	292
*	Stanley Furniture Co. Inc.	71,739	291

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Emerson Radio Corp.	169,678	288
*	MTR Gaming Group Inc.	177,769	288
*	Lee Enterprises Inc.	111,261	286
*	Outdoor Channel Holdings Inc.	60,881	284
*	Bidz.com Inc.	189,531	284
*	Global Traffic Network Inc.	52,639	283
*	Carriage Services Inc. Class A	57,955	270
*	Valuevision Media Inc. Class A	151,146	268
*,^	Conn's Inc.	41,737	245
*	J Alexander's Corp.	50,100	245
*	VCG Holding Corp.	134,291	215
*	Emmis Communications Corp. Class A	95,521	210
*	Century Casinos Inc.	96,100	208
*	Gray Television Inc.	84,648	204
*	Palm Harbor Homes Inc.	110,692	197
*	Morton's Restaurant Group Inc.	35,710	185
*,^	Jackson Hewitt Tax Service Inc.	157,830	178
*	Benihana Inc. Class A	27,540	175
*	Ballantyne Strong Inc.	24,075	174
*	Harris Interactive Inc.	161,673	171
*	Rick's Cabaret International Inc.	20,335	160
*	Great Wolf Resorts Inc.	76,636	159
*	Golfsmith International Holdings Inc.	44,379	149
*	NTN Buzztime Inc.	274,389	145
	Winmark Corp.	4,325	145
*	Lakes Entertainment Inc.	92,413	141
*	Town Sports International Holdings Inc.	57,536	132
*	Radio One Inc. Class A	93,623	131
*	Duckwall-ALCO Stores Inc.	8,417	123
*	Premier Exhibitions Inc.	93,605	120
*	Summer Infant Inc.	17,800	117
*	Silverleaf Resorts Inc.	107,300	112
*	Infosonics Corp.	184,032	107
*	Playboy Enterprises Inc. Class A	22,850	95
*	Bluefly Inc.	46,063	92
*	Williams Controls Inc.	9,524	86
*	Cost Plus Inc.	23,132	83
*	Johnson Outdoors Inc. Class A	7,174	81
*	Dreams Inc.	48,484	75
*	Lacrosse Footwear Inc.	4,000	67
*	Syms Corp.	9,144	64
*	Cosi Inc.	88,208	64
*	Atrinsic Inc.	69,436	63
*	Hallwood Group Inc.	1,637	62
	Aaron's Inc. Class A	3,037	42
*	Adams Golf Inc.	10,608	39
*	Ambassadors International Inc.	77,088	36
*	Spanish Broadcasting System Inc.	29,652	34
*	Radio One Inc.	24,633	32
*	Blockbuster Inc. Class B	107,624	27
*	Meade Instruments Corp.	4,548	15
*	Full House Resorts Inc.	4,743	15
*	Kona Grill Inc.	3,675	13
*	US Auto Parts Network Inc.	1,864	11
*	Elixir Gaming Technologies Inc.	35,584	9
*	SPAR Group Inc.	7,650	5
*	Sport Chalet Inc. Class A	1,485	3
*	GameTech International Inc.	2,000	1
*	Ediets.Com Inc.	1,493	1
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	—
*	Here Media Inc.	12,670	—
			1,790,702
Consumer Staples (3.6%)
	Bunge Ltd.	899,385	44,241

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Church & Dwight Co. Inc.	442,247	27,733
*	Energizer Holdings Inc.	436,931	21,969
*	Ralcorp Holdings Inc.	342,516	18,770
	Del Monte Foods Co.	1,238,799	17,826
*	Hansen Natural Corp.	443,041	17,327
	Herbalife Ltd.	374,080	17,226
*	Green Mountain Coffee Roasters Inc.	656,721	16,878
	Alberto-Culver Co. Class B	534,640	14,483
	Corn Products International Inc.	469,429	14,224
*	Smithfield Foods Inc.	920,824	13,720
*	NBTY Inc.	395,648	13,456
*	BJ's Wholesale Club Inc.	335,845	12,430
	Flowers Foods Inc.	480,844	11,747
	Casey's General Stores Inc.	317,686	11,087
*	TreeHouse Foods Inc.	216,910	9,904
*	Central European Distribution Corp.	432,450	9,246
*	United Natural Foods Inc.	269,500	8,053
	Ruddick Corp.	255,674	7,923
	Nu Skin Enterprises Inc. Class A	306,803	7,649
*	American Italian Pasta Co.	135,807	7,180
	Lancaster Colony Corp.	121,637	6,491
	Sanderson Farms Inc.	122,402	6,211
	Universal Corp.	150,782	5,983
	Diamond Foods Inc.	136,125	5,595
*	Fresh Del Monte Produce Inc.	255,670	5,175
*	Hain Celestial Group Inc.	255,559	5,155
	Vector Group Ltd.	282,790	4,757
*	Boston Beer Co. Inc. Class A	62,144	4,192
	Tootsie Roll Industries Inc.	171,649	4,059
*	Rite Aid Corp.	4,065,872	3,985
*	Darling International Inc.	524,397	3,938
	Andersons Inc.	116,758	3,805
	J&J Snack Foods Corp.	90,202	3,797
*	Spectrum Brands Holdings Inc.	145,240	3,683
*	Central Garden and Pet Co. Class A	401,965	3,606
	WD-40 Co.	105,506	3,524
*	Chiquita Brands International Inc.	285,096	3,464
*	Winn-Dixie Stores Inc.	350,654	3,380
	Lance Inc.	203,798	3,361
	B&G Foods Inc. Class A	301,436	3,249
*	Pilgrim's Pride Corp.	492,385	3,235
	Nash Finch Co.	81,317	2,778
	Cal-Maine Foods Inc.	80,222	2,561
	Pricesmart Inc.	103,701	2,409
*	Elizabeth Arden Inc.	160,824	2,335
*,^	Dole Food Co. Inc.	222,033	2,316
	Weis Markets Inc.	68,384	2,251
*	Medifast Inc.	84,788	2,197
	Spartan Stores Inc.	158,930	2,181
*	Pantry Inc.	143,862	2,030
*	Alliance One International Inc.	563,530	2,006
*	Prestige Brands Holdings Inc.	241,101	1,707
*	Smart Balance Inc.	402,841	1,648
*	USANA Health Sciences Inc.	41,812	1,527
	Ingles Markets Inc. Class A	93,979	1,414
	National Beverage Corp.	108,739	1,335
*	Synutra International Inc.	80,600	1,303
*	Seneca Foods Corp. Class A	39,623	1,278
	Oil-Dri Corp. of America	52,868	1,213
	Inter Parfums Inc.	81,125	1,154
	Calavo Growers Inc.	58,916	1,058
	Village Super Market Inc. Class A	40,097	1,053
	Coca-Cola Bottling Co. Consolidated	21,815	1,045
*	Revlon Inc. Class A	91,688	1,023

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Nutraceutical International Corp.	62,967	961
*	John B. Sanfilippo & Son Inc.	64,085	927
	Imperial Sugar Co.	91,078	920
	Farmer Bros Co.	60,495	913
*	Lifeway Foods Inc.	81,849	797
	Rocky Mountain Chocolate Factory Inc.	82,795	770
*,^	Star Scientific Inc.	449,993	738
*	Great Atlantic & Pacific Tea Co.	186,909	729
*	Susser Holdings Corp.	61,510	725
	United-Guardian Inc.	55,886	661
*	Harbinger Group Inc.	91,072	572
	Arden Group Inc.	6,188	544
	Alico Inc.	23,415	538
*	Natural Alternatives International Inc.	77,137	490
*	Reddy Ice Holdings Inc.	148,640	480
	Schiff Nutrition International Inc.	66,327	472
	Female Health Co.	88,979	462
*	MGP Ingredients Inc.	68,459	454
*	Omega Protein Corp.	113,161	454
*	Overhill Farms Inc.	61,546	363
*	Cellu Tissue Holdings Inc.	45,000	350
*,^	Orchids Paper Products Co.	23,573	306
*	HQ Sustainable Maritime Industries Inc.	46,241	231
*	Physicians Formula Holdings Inc.	67,641	223
*	Nature's Sunshine Products Inc.	21,843	183
*	Parlux Fragrances Inc.	89,346	160
*	Mannatech Inc.	60,320	120
	Reliv International Inc.	42,186	102
*	IGI Laboratories Inc.	72,000	72
*	Crystal Rock Holdings Inc.	600	—
			468,256
Energy (6.6%)
*	Ultra Petroleum Corp.	949,535	42,017
*	Newfield Exploration Co.	832,205	40,662
	Cimarex Energy Co.	523,348	37,461
*	Petrohawk Energy Corp.	1,885,040	31,989
*	Concho Resources Inc.	508,401	28,130
*	Alpha Natural Resources Inc.	754,864	25,567
*	Whiting Petroleum Corp.	318,190	24,952
*	Pride International Inc.	1,095,655	24,477
	Core Laboratories NV	139,178	20,544
	Arch Coal Inc.	1,013,695	20,081
*	Forest Oil Corp.	701,575	19,195
*	Plains Exploration & Production Co.	874,084	18,015
	Southern Union Co.	776,582	16,976
*	Dresser-Rand Group Inc.	514,945	16,246
	SM Energy Co.	392,411	15,759
*	Oceaneering International Inc.	344,016	15,446
	EXCO Resources Inc.	954,294	13,942
*	Mariner Energy Inc.	643,950	13,832
*	Atlas Energy Inc.	489,126	13,241
	Tidewater Inc.	323,548	12,528
*	Oil States International Inc.	312,698	12,377
	Patterson-UTI Energy Inc.	959,880	12,354
*	Unit Corp.	253,719	10,298
*	Exterran Holdings Inc.	393,922	10,167
*	SEACOR Holdings Inc.	140,721	9,943
	World Fuel Services Corp.	370,617	9,614
*	Brigham Exploration Co.	609,986	9,382
*	Superior Energy Services Inc.	490,252	9,153
*	Atwood Oceanics Inc.	353,746	9,028
	Frontier Oil Corp.	660,071	8,878
	CARBO Ceramics Inc.	119,827	8,650
*	Continental Resources Inc.	190,963	8,521

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Dril-Quip Inc.	188,797	8,311
*	Quicksilver Resources Inc.	743,634	8,180
*	Comstock Resources Inc.	294,767	8,171
*	Arena Resources Inc.	246,181	7,853
*	Bill Barrett Corp.	243,570	7,495
	Lufkin Industries Inc.	186,788	7,283
	Holly Corp.	272,195	7,235
*	Key Energy Services Inc.	781,834	7,177
	Berry Petroleum Co. Class A	277,434	7,136
*	Bristow Group Inc.	224,241	6,593
*	Rosetta Resources Inc.	327,280	6,483
*	Swift Energy Co.	236,031	6,352
*	Helix Energy Solutions Group Inc.	574,087	6,183
*,^	SandRidge Energy Inc.	1,054,135	6,146
	Overseas Shipholding Group Inc.	165,132	6,116
	Penn Virginia Corp.	283,560	5,702
*	McMoRan Exploration Co.	507,120	5,634
*	Patriot Coal Corp.	470,579	5,529
*	Complete Production Services Inc.	358,924	5,133
*	Cobalt International Energy Inc.	622,982	4,641
*	Tetra Technologies Inc.	472,187	4,287
*	International Coal Group Inc.	1,055,072	4,062
*	Gulfmark Offshore Inc.	146,220	3,831
*	Contango Oil & Gas Co.	79,855	3,573
*	Newpark Resources Inc.	566,826	3,429
*	USEC Inc.	719,522	3,425
*,^	Clean Energy Fuels Corp.	228,176	3,409
*	Carrizo Oil & Gas Inc.	218,485	3,393
*	Northern Oil and Gas Inc.	258,594	3,320
*	Petroleum Development Corp.	122,314	3,134
*	Stone Energy Corp.	268,899	3,001
*	Parker Drilling Co.	738,902	2,919
*	Global Industries Ltd.	641,388	2,880
	RPC Inc.	206,281	2,816
*	Energy Partners Ltd.	229,398	2,801
*	James River Coal Co.	175,916	2,801
*	ION Geophysical Corp.	803,817	2,797
*,^	ATP Oil & Gas Corp.	257,335	2,725
*	Cloud Peak Energy Inc.	200,749	2,662
*,^	BPZ Resources Inc.	623,877	2,589
*	Venoco Inc.	155,959	2,569
*	Gulfport Energy Corp.	195,741	2,321
	General Maritime Corp.	364,685	2,203
	Vaalco Energy Inc.	390,111	2,185
	W&T Offshore Inc.	229,572	2,172
*	Hornbeck Offshore Services Inc.	146,071	2,133
*	Petroquest Energy Inc.	311,714	2,107
*	T-3 Energy Services Inc.	74,505	2,079
*	American Oil & Gas Inc.	320,634	2,014
*	Goodrich Petroleum Corp.	166,490	1,998
*	Harvest Natural Resources Inc.	270,747	1,995
*	Crosstex Energy Inc.	310,954	1,993
*	Superior Well Services Inc.	117,233	1,960
*	Pioneer Drilling Co.	338,708	1,920
*	Rex Energy Corp.	183,527	1,854
*	Cal Dive International Inc.	293,419	1,716
*	Callon Petroleum Co.	266,567	1,679
*	Matrix Service Co.	178,384	1,661
*	Clayton Williams Energy Inc.	38,846	1,636
*	Hercules Offshore Inc.	671,613	1,632
	Gulf Island Fabrication Inc.	92,847	1,441
*,^	Western Refining Inc.	284,096	1,429
*	Willbros Group Inc.	187,200	1,385
*	Warren Resources Inc.	465,593	1,350

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	GMX Resources Inc.	194,284	1,261
*,^	Rentech Inc.	1,271,481	1,259
*	Boots & Coots Inc.	400,360	1,181
*	OYO Geospace Corp.	24,329	1,179
*	PHI Inc.	78,066	1,175
*	FX Energy Inc.	321,528	1,164
*	Abraxas Petroleum Corp.	405,303	1,135
	Panhandle Oil and Gas Inc. Class A	40,806	1,078
*	Georesources Inc.	77,096	1,074
*	CVR Energy Inc.	141,919	1,067
*	Dawson Geophysical Co.	49,076	1,044
*	Basic Energy Services Inc.	131,034	1,009
*	Natural Gas Services Group Inc.	66,224	1,002
*	Syntroleum Corp.	591,939	971
^	Houston American Energy Corp.	93,655	923
*	Cheniere Energy Inc.	317,325	895
*	Delta Petroleum Corp.	1,001,654	861
*	RAM Energy Resources Inc.	411,899	853
*	Magnum Hunter Resources Corp.	194,445	848
*	Endeavour International Corp.	775,239	822
*	Mitcham Industries Inc.	105,716	714
*	Omni Energy Services Corp.	263,158	703
*	Seahawk Drilling Inc.	70,331	684
*	Green Plains Renewable Energy Inc.	66,334	678
	Delek US Holdings Inc.	87,903	642
*	Toreador Resources Corp.	115,426	635
*,^	Hyperdynamics Corp.	573,530	625
*	Westmoreland Coal Co.	73,854	600
^	Alon USA Energy Inc.	93,346	594
*	Allis-Chalmers Energy Inc.	288,079	593
*	Vantage Drilling Co.	423,000	571
*	Bolt Technology Corp.	64,899	568
*	CREDO Petroleum Corp.	69,275	510
*	Bronco Drilling Co. Inc.	146,640	491
*	Union Drilling Inc.	80,331	443
*,^	Uranium Energy Corp.	172,440	407
*	REX American Resources Corp.	23,108	370
*	Double Eagle Petroleum Co.	74,648	317
*	Approach Resources Inc.	43,300	298
*,^	Tri-Valley Corp.	266,814	269
*,^	Verenium Corp.	113,091	266
*	ENGlobal Corp.	126,031	260
*	Gasco Energy Inc.	673,691	240
*,^	Isramco Inc.	4,857	229
*,^	Zion Oil & Gas Inc.	44,690	224
*,^	Royale Energy Inc.	99,163	197
*	Uranium Resources Inc.	496,779	197
*,^	Pacific Ethanol Inc.	308,031	197
*	Cano Petroleum Inc.	249,987	191
*,^	NGAS Resources Inc.	181,432	190
*	HKN Inc.	57,045	179
*	PHI Inc.	12,172	171
*	Geokinetics Inc.	43,492	167
*	GeoMet Inc.	127,962	146
*,^	Sulphco Inc.	504,279	137
*	Barnwell Industries Inc.	40,609	114
*	Evolution Petroleum Corp.	22,087	111
*	TGC Industries Inc.	27,685	84
*	Tengasco Inc.	185,380	84
*	PostRock Energy Corp.	16,811	81
*	Cubic Energy Inc.	80,165	72
*	National Coal Corp.	105,390	63
*	Magellan Petroleum Corp.	32,410	59
*,^	Evergreen Energy Inc.	557,476	59

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	Trico Marine Services Inc.	92,998	46
*,^	New Generation Biofuels Holdings Inc.	105,656	45
*	BioFuel Energy Corp.	18,540	24
*	GeoPetro Resources Co.	18,800	9
*	Dune Energy Inc.	48,940	5
*	FieldPoint Petroleum Corp.	1,300	4
*	Crimson Exploration Inc.	1,000	3
*	GreenHunter Energy Inc.	2,252	2
*,^	Zion Oil & Gas Inc. Rights Exp. 07/15/2010	22,345	—
			847,433
Financials (20.2%)
	New York Community Bancorp Inc.	2,716,612	41,483
	BlackRock Inc.	227,420	32,612
	Macerich Co.	809,441	30,208
	Digital Realty Trust Inc.	487,732	28,132
	Federal Realty Investment Trust	382,753	26,896
	SL Green Realty Corp.	486,435	26,773
	Nationwide Health Properties Inc.	747,393	26,734
	Everest Re Group Ltd.	367,669	26,002
	AMB Property Corp.	1,049,129	24,875
*	TD Ameritrade Holding Corp.	1,581,466	24,196
	Rayonier Inc.	500,274	22,022
	WR Berkley Corp.	801,462	21,207
	Reinsurance Group of America Inc. Class A	456,379	20,861
*	Markel Corp.	61,179	20,801
	Eaton Vance Corp.	739,695	20,423
^	Liberty Property Trust	706,549	20,384
	RenaissanceRe Holdings Ltd.	361,328	20,332
*	MSCI Inc. Class A	725,643	19,883
^	Realty Income Corp.	651,871	19,771
	Cullen/Frost Bankers Inc.	377,731	19,415
	UDR Inc.	1,011,759	19,355
	Transatlantic Holdings Inc.	401,209	19,242
	Fidelity National Financial Inc. Class A	1,432,876	18,613
	Essex Property Trust Inc.	187,847	18,323
	Old Republic International Corp.	1,503,693	18,240
	HCC Insurance Holdings Inc.	717,464	17,764
	Regency Centers Corp.	510,366	17,557
	Alexandria Real Estate Equities Inc.	276,366	17,513
	Duke Realty Corp.	1,542,958	17,513
	Jones Lang LaSalle Inc.	262,276	17,216
	Validus Holdings Ltd.	693,535	16,936
*	Affiliated Managers Group Inc.	278,006	16,894
	Camden Property Trust	410,827	16,782
	Commerce Bancshares Inc.	458,303	16,494
	SEI Investments Co.	805,480	16,400
	First Niagara Financial Group Inc.	1,304,080	16,340
	Hospitality Properties Trust	769,840	16,244
	Jefferies Group Inc.	760,559	16,033
	Senior Housing Properties Trust	794,846	15,984
	Arthur J Gallagher & Co.	646,386	15,759
	White Mountains Insurance Group Ltd.	48,469	15,714
	Raymond James Financial Inc.	620,424	15,318
	Ares Capital Corp.	1,195,866	14,984
	Lazard Ltd. Class A	556,585	14,866
	Mack-Cali Realty Corp.	494,752	14,709
	Bank of Hawaii Corp.	299,794	14,495
	BRE Properties Inc.	387,979	14,328
	Brown & Brown Inc.	736,121	14,089
	East West Bancorp Inc.	923,026	14,076
	City National Corp.	272,096	13,939
	Corporate Office Properties Trust SBI	367,701	13,884
	Valley National Bancorp	1,004,196	13,677
	Developers Diversified Realty Corp.	1,372,856	13,591

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	St. Joe Co.	578,240	13,392
	Associated Banc-Corp	1,078,772	13,226
	American Financial Group Inc.	471,829	12,890
	TCF Financial Corp.	771,631	12,817
	Allied World Assurance Co. Holdings Ltd.	277,090	12,574
	Weingarten Realty Investors	652,394	12,428
	Synovus Financial Corp.	4,885,378	12,409
	Highwoods Properties Inc.	446,705	12,401
	Alterra Capital Holdings Ltd.	657,040	12,339
	Hanover Insurance Group Inc.	279,838	12,173
	StanCorp Financial Group Inc.	295,503	11,980
	Fulton Financial Corp.	1,237,771	11,944
	Aspen Insurance Holdings Ltd.	482,410	11,935
	Waddell & Reed Financial Inc.	539,195	11,798
	Omega Healthcare Investors Inc.	580,147	11,562
	FirstMerit Corp.	672,356	11,517
*	ProAssurance Corp.	202,797	11,511
	Protective Life Corp.	534,036	11,423
	BioMed Realty Trust Inc.	708,325	11,397
	Washington Federal Inc.	701,678	11,353
	Apollo Investment Corp.	1,209,372	11,283
	National Retail Properties Inc.	519,816	11,145
	Endurance Specialty Holdings Ltd.	294,410	11,049
	Entertainment Properties Trust	290,067	11,043
*	AmeriCredit Corp.	604,448	11,013
	Douglas Emmett Inc.	762,582	10,844
*	SVB Financial Group	260,473	10,739
	CBL & Associates Properties Inc.	861,384	10,716
*	Popular Inc.	3,989,833	10,693
	Washington Real Estate Investment Trust	379,022	10,457
	Tanger Factory Outlet Centers	252,537	10,450
*	Alleghany Corp.	35,443	10,395
	Home Properties Inc.	226,717	10,218
	American Capital Ltd.	2,118,858	10,213
	Platinum Underwriters Holdings Ltd.	281,110	10,201
	Prosperity Bancshares Inc.	290,871	10,108
	CommonWealth REIT	1,583,696	9,835
	Assured Guaranty Ltd.	736,890	9,779
	Kilroy Realty Corp.	326,305	9,701
*	Signature Bank	255,180	9,699
	Mid-America Apartment Communities Inc.	187,861	9,669
	Westamerica Bancorporation	183,003	9,611
	Mercury General Corp.	222,211	9,208
	Equity Lifestyle Properties Inc.	190,246	9,176
	LaSalle Hotel Properties	435,520	8,959
	Potlatch Corp.	249,249	8,906
	American Campus Communities Inc.	326,300	8,905
	Brandywine Realty Trust	820,706	8,823
	DuPont Fabros Technology Inc.	356,454	8,755
*	Stifel Financial Corp.	201,004	8,722
*	MGIC Investment Corp.	1,250,541	8,616
	Iberiabank Corp.	166,982	8,596
	Healthcare Realty Trust Inc.	388,694	8,540
	Erie Indemnity Co. Class A	185,081	8,421
*	Forest City Enterprises Inc. Class A	725,342	8,211
	Umpqua Holdings Corp.	714,408	8,201
	BancorpSouth Inc.	458,313	8,195
	First American Financial Corp.	645,741	8,188
	Greenhill & Co. Inc.	133,520	8,162
	CapitalSource Inc.	1,710,763	8,143
*	Knight Capital Group Inc. Class A	589,661	8,131
	Unitrin Inc.	311,839	7,983
	DiamondRock Hospitality Co.	963,809	7,923
	Northwest Bancshares Inc.	676,172	7,756

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	CNO Financial Group Inc.	1,565,437	7,749
	Extra Space Storage Inc.	544,056	7,562
	Webster Financial Corp.	416,225	7,467
	NewAlliance Bancshares Inc.	661,106	7,411
	Trustmark Corp.	354,680	7,384
	Taubman Centers Inc.	194,663	7,325
	Delphi Financial Group Inc.	297,227	7,255
*	Portfolio Recovery Associates Inc.	105,895	7,072
	Astoria Financial Corp.	513,014	7,059
	Post Properties Inc.	303,270	6,893
	Susquehanna Bancshares Inc.	808,788	6,737
	National Health Investors Inc.	172,605	6,656
	UMB Financial Corp.	186,863	6,645
	Montpelier Re Holdings Ltd.	443,450	6,621
*	PHH Corp.	345,787	6,584
	Glacier Bancorp Inc.	448,712	6,583
	Medical Properties Trust Inc.	693,882	6,550
	Wintrust Financial Corp.	193,898	6,465
	TFS Financial Corp.	519,322	6,445
	Colonial Properties Trust	437,253	6,353
	Cash America International Inc.	184,313	6,316
	PS Business Parks Inc.	113,171	6,313
	Wilmington Trust Corp.	568,966	6,310
	First Citizens BancShares Inc.	32,586	6,267
	First Financial Bankshares Inc.	130,098	6,256
	BOK Financial Corp.	131,661	6,250
*	Sunstone Hotel Investors Inc.	614,672	6,104
	MB Financial Inc.	330,405	6,076
	Tower Group Inc.	280,516	6,040
	Radian Group Inc.	829,646	6,007
	EastGroup Properties Inc.	168,110	5,981
	Argo Group International Holdings Ltd.	193,760	5,927
	Sovran Self Storage Inc.	172,086	5,925
	Hancock Holding Co.	177,209	5,912
	DCT Industrial Trust Inc.	1,300,183	5,877
*	Ezcorp Inc. Class A	309,999	5,750
	FNB Corp.	713,771	5,732
^	United Bankshares Inc.	238,925	5,720
	RLI Corp.	107,932	5,668
	Old National Bancorp	543,810	5,634
	First Midwest Bancorp Inc.	462,024	5,618
	Whitney Holding Corp.	601,839	5,567
*	MBIA Inc.	972,090	5,453
	International Bancshares Corp.	322,985	5,391
	Cathay General Bancorp	489,855	5,060
	CVB Financial Corp.	530,568	5,040
	Franklin Street Properties Corp.	422,571	4,991
	Selective Insurance Group Inc.	332,229	4,937
*	Greenlight Capital Re Ltd. Class A	188,600	4,751
	National Penn Bancshares Inc.	786,224	4,725
	First Financial Bancorp	312,056	4,665
	Capitol Federal Financial	138,465	4,591
	Community Bank System Inc.	208,205	4,587
	Columbia Banking System Inc.	245,227	4,478
	Park National Corp.	67,652	4,400
	NBT Bancorp Inc.	215,042	4,391
*	Investment Technology Group Inc.	271,905	4,367
*	Pico Holdings Inc.	143,722	4,307
*	CNA Financial Corp.	167,945	4,293
	Cousins Properties Inc.	636,698	4,291
*	Interactive Brokers Group Inc.	257,138	4,268
	Lexington Realty Trust	702,361	4,221
	Acadia Realty Trust	250,364	4,211
*	optionsXpress Holdings Inc.	265,112	4,173

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Forestar Group Inc.	231,587	4,159
	Investors Real Estate Trust	468,929	4,141
	PrivateBancorp Inc. Class A	372,756	4,130
	Prospect Capital Corp.	419,800	4,051
*	MF Global Holdings Ltd.	704,660	4,024
*	Strategic Hotels & Resorts Inc.	898,887	3,946
	Alexander's Inc.	13,007	3,940
	Provident Financial Services Inc.	336,292	3,931
	Employers Holdings Inc.	266,684	3,928
*	Investors Bancorp Inc.	298,702	3,919
*	Ocwen Financial Corp.	381,974	3,892
*	KBW Inc.	179,317	3,845
	American Equity Investment Life Holding Co.	370,916	3,828
	Horace Mann Educators Corp.	250,174	3,828
	Infinity Property & Casualty Corp.	82,550	3,812
	Chemical Financial Corp.	174,444	3,799
*	World Acceptance Corp.	98,390	3,769
^	Pennsylvania Real Estate Investment Trust	307,154	3,753
	American National Insurance Co.	46,122	3,734
	U-Store-It Trust	497,250	3,709
*	First Cash Financial Services Inc.	169,210	3,689
	Inland Real Estate Corp.	457,437	3,623
	LTC Properties Inc.	149,105	3,619
	Safety Insurance Group Inc.	96,313	3,566
	PacWest Bancorp	193,904	3,550
	Equity One Inc.	223,470	3,486
*	Piper Jaffray Cos.	107,941	3,478
	First Potomac Realty Trust	232,274	3,338
	Brookline Bancorp Inc.	375,351	3,333
*	Navigators Group Inc.	80,749	3,321
	Hersha Hospitality Trust	733,659	3,316
	Independent Bank Corp.	133,345	3,291
	Saul Centers Inc.	79,197	3,218
	Getty Realty Corp.	141,685	3,175
	Fifth Street Finance Corp.	286,063	3,155
	Home Bancshares Inc.	137,059	3,126
*	Dollar Financial Corp.	154,620	3,060
	S&T Bancorp Inc.	154,019	3,043
	MarketAxess Holdings Inc.	218,699	3,016
	Sterling Bancshares Inc.	635,526	2,993
*	Texas Capital Bancshares Inc.	182,075	2,986
*,^	PMI Group Inc.	1,022,690	2,956
	Boston Private Financial Holdings Inc.	457,582	2,942
	Wesco Financial Corp.	9,100	2,941
	Bank of the Ozarks Inc.	82,642	2,931
	Meadowbrook Insurance Group Inc.	338,235	2,919
	SCBT Financial Corp.	81,183	2,859
	WesBanco Inc.	169,054	2,849
	City Holding Co.	101,242	2,823
	United Fire & Casualty Co.	141,099	2,797
	Sun Communities Inc.	107,270	2,785
	Trustco Bank Corp. NY	488,759	2,737
*	Pinnacle Financial Partners Inc.	212,237	2,727
	Symetra Financial Corp.	225,540	2,706
	Harleysville Group Inc.	85,927	2,666
	Glimcher Realty Trust	438,757	2,624
	Nelnet Inc. Class A	135,787	2,618
*	National Financial Partners Corp.	267,497	2,613
*,^	iStar Financial Inc.	582,627	2,599
*	Western Alliance Bancorp	361,769	2,594
	Oriental Financial Group Inc.	203,424	2,575
	Universal Health Realty Income Trust	79,536	2,555
	First Commonwealth Financial Corp.	485,599	2,549
*	Beneficial Mutual Bancorp Inc.	256,461	2,534

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Ashford Hospitality Trust Inc.	345,439	2,532
*	Hilltop Holdings Inc.	251,071	2,513
	Simmons First National Corp. Class A	95,186	2,500
	MCG Capital Corp.	510,344	2,465
	Dime Community Bancshares	199,750	2,463
	Community Trust Bancorp Inc.	96,837	2,431
	Associated Estates Realty Corp.	186,025	2,409
*,^	Primerica Inc.	109,100	2,339
	GFI Group Inc.	416,851	2,326
	Flushing Financial Corp.	186,297	2,278
	Cohen & Steers Inc.	109,699	2,275
	FBL Financial Group Inc. Class A	108,326	2,275
*	Nara Bancorp Inc.	269,789	2,274
*	United Community Banks Inc.	558,512	2,206
*	Citizens Republic Bancorp Inc.	2,569,335	2,184
	Hercules Technology Growth Capital Inc.	236,238	2,176
	Suffolk Bancorp	69,209	2,141
*	Encore Capital Group Inc.	103,721	2,138
	OneBeacon Insurance Group Ltd. Class A	148,621	2,128
	Evercore Partners Inc. Class A	91,142	2,128
*	AMERISAFE Inc.	120,415	2,113
	National Western Life Insurance Co. Class A	13,681	2,090
	First Financial Corp.	80,289	2,072
	National Interstate Corp.	104,132	2,064
*	FelCor Lodging Trust Inc.	412,894	2,060
^	TowneBank	141,686	2,057
	Urstadt Biddle Properties Inc. Class A	125,483	2,024
	American Physicians Capital Inc.	65,084	2,008
	SY Bancorp Inc.	86,602	1,990
	Renasant Corp.	137,722	1,976
*	Tejon Ranch Co.	85,410	1,971
	Parkway Properties Inc.	134,339	1,957
	Provident New York Bancorp	220,794	1,954
	Tompkins Financial Corp.	51,481	1,943
*	Pebblebrook Hotel Trust	102,396	1,930
	Cardinal Financial Corp.	207,031	1,913
	MVC Capital Inc.	145,400	1,879
	Danvers Bancorp Inc.	129,812	1,876
*	FPIC Insurance Group Inc.	72,669	1,864
	Maiden Holdings Ltd.	283,000	1,859
	Ramco-Gershenson Properties Trust	183,847	1,857
	Cedar Shopping Centers Inc.	304,926	1,836
	StellarOne Corp.	143,261	1,829
	Bank Mutual Corp.	320,594	1,821
*	eHealth Inc.	159,045	1,808
	SWS Group Inc.	188,010	1,786
	Bancfirst Corp.	48,743	1,779
	WSFS Financial Corp.	49,362	1,774
	Westfield Financial Inc.	210,554	1,754
	SeaBright Holdings Inc.	181,512	1,721
^	West Coast Bancorp	674,346	1,720
*	CNA Surety Corp.	106,718	1,715
	Great Southern Bancorp Inc.	83,921	1,704
	PennantPark Investment Corp.	177,589	1,696
*	Emdeon Inc. Class A	133,905	1,678
	Education Realty Trust Inc.	277,755	1,675
	Republic Bancorp Inc.	74,689	1,673
	Financial Institutions Inc.	93,808	1,666
*	First Industrial Realty Trust Inc.	344,894	1,662
	Washington Trust Bancorp Inc.	96,987	1,653
*	Safeguard Scientifics Inc.	153,272	1,619
	Berkshire Hills Bancorp Inc.	83,063	1,618
*	Citizens Inc.	241,494	1,608
	Arrow Financial Corp.	69,216	1,599

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	LaBranche & Co. Inc.	369,437	1,581
*,^	Ambac Financial Group Inc.	2,344,421	1,571
	Cogdell Spencer Inc.	232,315	1,570
	Sandy Spring Bancorp Inc.	112,048	1,570
	Wainwright Bank & Trust Co.	83,689	1,561
	1st Source Corp.	91,868	1,554
*	TradeStation Group Inc.	230,043	1,553
*	Hudson Pacific Properties Inc.	90,000	1,553
	GAMCO Investors Inc.	41,387	1,540
	Kearny Financial Corp.	167,925	1,538
	Kite Realty Group Trust	367,612	1,537
	German American Bancorp Inc.	100,190	1,533
	Univest Corp. of Pennsylvania	88,309	1,530
*	International Assets Holding Corp.	95,412	1,527
	Advance America Cash Advance Centers Inc.	364,772	1,507
*	Phoenix Cos. Inc.	709,721	1,498
	First Bancorp	101,882	1,476
	Baldwin & Lyons Inc.	69,174	1,453
*	Bancorp Inc.	184,993	1,448
*	Eagle Bancorp Inc.	122,905	1,448
	OceanFirst Financial Corp.	119,948	1,448
	Heartland Financial USA Inc.	83,436	1,442
	Sterling Bancorp	158,051	1,422
	Southside Bancshares Inc.	71,992	1,414
	BlackRock Kelso Capital Corp.	142,829	1,410
	TICC Capital Corp.	166,847	1,402
*	Credit Acceptance Corp.	28,686	1,399
	Capital Southwest Corp.	15,889	1,397
	National Bankshares Inc.	57,342	1,389
	State Auto Financial Corp.	88,919	1,379
	Amtrust Financial Services Inc.	114,429	1,378
	Northfield Bancorp Inc.	105,841	1,374
	Agree Realty Corp.	58,641	1,368
	Gladstone Capital Corp.	125,460	1,356
	Asta Funding Inc.	136,294	1,345
	Lakeland Financial Corp.	67,323	1,345
	One Liberty Properties Inc.	89,020	1,327
*	Green Bankshares Inc.	103,862	1,326
	Southwest Bancorp Inc.	99,587	1,324
	ESSA Bancorp Inc.	106,926	1,316
	Lakeland Bancorp Inc.	152,866	1,302
	Hudson Valley Holding Corp.	55,241	1,277
*	United America Indemnity Ltd. Class A	172,965	1,273
	Calamos Asset Management Inc. Class A	135,984	1,262
	First Merchants Corp.	148,227	1,257
	Federal Agricultural Mortgage Corp.	88,720	1,245
	Trico Bancshares	73,519	1,245
	Home Federal Bancorp Inc.	98,146	1,240
	Presidential Life Corp.	134,897	1,228
	Wilshire Bancorp Inc.	139,191	1,218
	Oppenheimer Holdings Inc. Class A	50,671	1,214
	Westwood Holdings Group Inc.	34,467	1,212
	Abington Bancorp Inc.	137,677	1,201
	Peoples Bancorp Inc.	82,750	1,200
	Camden National Corp.	43,600	1,198
	American Physicians Service Group Inc.	48,798	1,193
	MainSource Financial Group Inc.	166,253	1,192
*	West Bancorporation Inc.	173,967	1,185
	Duff & Phelps Corp. Class A	93,498	1,181
	United Financial Bancorp Inc.	86,150	1,176
*	NewStar Financial Inc.	183,963	1,170
*	PMA Capital Corp. Class A	176,882	1,159
	CapLease Inc.	244,920	1,129
*	Virtus Investment Partners Inc.	59,713	1,118

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Mission West Properties Inc.	162,217	1,106
	Monmouth Real Estate Investment Corp. Class A	149,675	1,106
	BankFinancial Corp.	133,089	1,106
	First Community Bancshares Inc.	74,100	1,089
*	Virginia Commerce Bancorp Inc.	173,047	1,082
*	Heritage Financial Corp.	71,458	1,070
	Union First Market Bankshares Corp.	85,998	1,054
*,^	Taylor Capital Group Inc.	81,275	1,052
	Stewart Information Services Corp.	115,288	1,040
*	Metro Bancorp Inc.	83,987	1,036
	Capital City Bank Group Inc.	83,415	1,033
*	Center Financial Corp.	200,183	1,031
	Territorial Bancorp Inc.	54,300	1,029
	Donegal Group Inc. Class B	63,194	1,028
	Northrim BanCorp Inc.	65,629	1,016
*	Cardtronics Inc.	78,367	1,016
	CoBiz Financial Inc.	151,496	998
	First Financial Holdings Inc.	86,338	989
	Thomas Properties Group Inc.	297,000	983
	Winthrop Realty Trust	76,042	974
	ViewPoint Financial Group	70,161	972
	Oritani Financial Corp.	95,487	955
	Ameris Bancorp	97,295	940
	American National Bankshares Inc.	43,665	934
	Consolidated-Tomoka Land Co.	32,746	933
	Sanders Morris Harris Group Inc.	167,741	931
	Merchants Bancshares Inc.	41,780	928
*	Meridian Interstate Bancorp Inc.	84,682	923
	Century Bancorp Inc. Class A	41,622	917
*	HFF Inc. Class A	127,464	901
*	Avatar Holdings Inc.	46,792	897
*	Gleacher & Co. Inc.	350,915	895
	First Busey Corp.	197,290	894
*	Thomas Weisel Partners Group Inc.	151,383	892
^	Life Partners Holdings Inc.	43,518	890
	Rewards Network Inc.	64,852	887
	EMC Insurance Group Inc.	40,236	882
	Meta Financial Group Inc.	29,986	879
*	Harris & Harris Group Inc.	214,750	878
	Student Loan Corp.	36,027	868
	NGP Capital Resources Co.	118,877	852
	Gladstone Investment Corp.	143,147	835
*	NewBridge Bancorp	237,283	833
*	Guaranty Bancorp	785,516	833
	Clifton Savings Bancorp Inc.	95,987	830
	First Mercury Financial Corp.	78,405	830
*,^	Hanmi Financial Corp.	657,411	828
	Gladstone Commercial Corp.	50,362	823
*	1st United Bancorp Inc.	110,982	817
	Diamond Hill Investment Group Inc.	14,404	817
	First of Long Island Corp.	31,708	815
*,^	Cape Bancorp Inc.	113,756	813
^	Kohlberg Capital Corp.	159,231	798
	Centerstate Banks Inc.	77,737	784
*,^	Seacoast Banking Corp. of Florida	587,560	781
	Center Bancorp Inc.	98,841	749
*,^	Central Pacific Financial Corp.	488,134	732
	Orrstown Financial Services Inc.	33,039	731
	Washington Banking Co.	56,397	721
*	Bridge Capital Holdings	77,971	710
	Enterprise Financial Services Corp.	72,633	700
*	Pacific Mercantile Bancorp	197,160	686
*	Excel Trust Inc.	56,400	677
	ESB Financial Corp.	51,263	669

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Bridge Bancorp Inc.	27,464	667
*	Sun Bancorp Inc.	176,157	662
	First Financial Northwest Inc.	167,124	662
*	Tree.com Inc.	104,574	661
	NYMAGIC Inc.	34,239	660
*	MPG Office Trust Inc.	224,392	657
	Pacific Continental Corp.	69,398	657
*	Central Jersey Bancorp	92,358	654
*	Marlin Business Services Corp.	53,933	652
	Main Street Capital Corp.	43,385	648
*	Home Bancorp Inc.	50,108	647
^	Yadkin Valley Financial Corp.	188,199	636
	Citizens & Northern Corp.	59,318	635
*	Crawford & Co. Class B	198,857	628
*	First Marblehead Corp.	265,086	623
*	Community Capital Corp.	144,014	619
	Bank of Marin Bancorp	19,392	619
*,^	BankAtlantic Bancorp Inc. Class A	442,160	619
	Kansas City Life Insurance Co.	20,934	619
	Bryn Mawr Bank Corp.	36,656	615
	State Bancorp Inc.	64,447	612
	First Interstate Bancsystem Inc.	38,900	612
	Pulaski Financial Corp.	94,692	611
	Penns Woods Bancorp Inc.	20,073	611
	First Bancorp Inc.	45,981	604
	Epoch Holding Corp.	48,911	600
	PMC Commercial Trust	72,053	589
	TF Financial Corp.	26,563	579
*	FBR Capital Markets Corp.	172,857	576
	Flagstone Reinsurance Holdings SA	52,700	570
*	Financial Engines Inc.	41,400	563
	Pzena Investment Management Inc. Class A	88,034	561
*	Fidelity Southern Corp.	85,372	560
	US Global Investors Inc. Class A	100,845	560
*,^	United Security Bancshares	153,327	558
	Eastern Insurance Holdings Inc.	52,403	557
*	Gramercy Capital Corp.	439,636	554
	First South Bancorp Inc.	51,641	548
	Tower Bancorp Inc.	25,013	548
*	Penson Worldwide Inc.	96,741	546
	Bancorp Rhode Island Inc.	20,784	545
	MutualFirst Financial Inc.	80,909	542
	Urstadt Biddle Properties Inc.	38,700	540
	Triangle Capital Corp.	37,972	540
*	Flagstar Bancorp Inc.	167,363	526
	Universal Insurance Holdings Inc.	125,633	525
	MicroFinancial Inc.	149,615	522
*	AmeriServ Financial Inc.	323,903	521
	Indiana Community Bancorp	42,907	519
	Sierra Bancorp	45,032	518
*	Asset Acceptance Capital Corp.	124,912	517
^	K-Fed Bancorp	56,590	514
^	Mercer Insurance Group Inc.	30,264	512
^	Shore Bancshares Inc.	41,733	497
	21st Century Holding Co.	129,012	495
	UMH Properties Inc.	49,053	494
*,^	Pacific Capital Bancorp NA	676,819	487
^	CompuCredit Holdings Corp.	122,885	487
*	American Safety Insurance Holdings Ltd.	30,500	479
*	Terreno Realty Corp.	26,700	473
*	United Community Financial Corp.	281,806	471
	JMP Group Inc.	75,831	469
*	Waterstone Financial Inc.	136,825	467
*	Intervest Bancshares Corp. Class A	85,121	464

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
^	Smithtown Bancorp Inc.	153,872	459
*	Ladenburg Thalmann Financial Services Inc.	362,415	453
	Roma Financial Corp.	41,702	453
	MBT Financial Corp.	198,780	451
	Ocean Shore Holding Co.	43,211	449
	Rockville Financial Inc.	37,392	445
*,^	Premierwest Bancorp	1,113,146	445
*,^	First BanCorp	827,740	439
	Citizens South Banking Corp.	76,315	433
	CFS Bancorp Inc.	88,623	431
	Hawthorn Bancshares Inc.	35,505	426
	Medallion Financial Corp.	64,050	423
	Alliance Financial Corp.	14,995	417
*	Chicopee Bancorp Inc.	35,389	414
	Arlington Asset Investment Corp. Class A	22,005	414
	Peapack Gladstone Financial Corp.	35,150	411
*	BofI Holding Inc.	28,743	406
^	United Security Bancshares	44,680	404
*	Firstcity Financial Corp.	60,698	404
	Ames National Corp.	20,667	404
*	Nicholas Financial Inc.	48,801	399
*	Fox Chase Bancorp Inc.	40,549	388
^	Colony Bankcorp Inc.	55,323	364
	Donegal Group Inc. Class A	29,577	364
	American River Bankshares	48,082	359
*	Republic First Bancorp Inc.	183,226	357
*	Superior Bancorp	179,781	347
*	Louisiana Bancorp Inc.	24,568	344
	First Place Financial Corp.	114,212	343
	Provident Financial Holdings Inc.	71,199	342
	CNB Financial Corp.	30,957	340
	Middleburg Financial Corp.	24,377	339
	WSB Holdings Inc.	100,677	337
^	BancTrust Financial Group Inc.	90,782	336
*	Cowen Group Inc. Class A	80,336	329
	Peoples Bancorp of North Carolina Inc.	64,718	313
	Parkvale Financial Corp.	36,069	302
	First United Corp.	77,414	302
*	OmniAmerican Bancorp Inc.	26,667	301
*	Bank of Granite Corp.	259,864	299
*,^	Sterling Financial Corp.	532,028	293
	VIST Financial Corp.	37,845	291
*,^	Doral Financial Corp.	117,140	286
	Legacy Bancorp Inc.	31,980	282
*	Heritage Commerce Corp.	79,008	280
*	North Valley Bancorp	126,638	279
	Capital Bank Corp.	82,828	269
	Jefferson Bancshares Inc.	67,379	267
	First Security Group Inc.	137,838	265
	NASB Financial Inc.	17,387	263
	Timberland Bancorp Inc.	79,777	262
^	Citizens Holding Co.	15,186	261
	Bar Harbor Bankshares	10,218	255
*	MetroCorp Bancshares Inc.	89,829	252
*	First Acceptance Corp.	146,908	251
	South Financial Group Inc.	908,121	247
*	Stratus Properties Inc.	24,795	246
*,^	Macatawa Bank Corp.	202,909	243
	QC Holdings Inc.	65,754	242
	Atlantic Coast Federal Corp.	80,776	242
*,^	Dearborn Bancorp Inc.	129,119	241
*	Pamrapo Bancorp Inc.	32,885	241
*	Southcoast Financial Corp.	91,720	238
^	Prudential Bancorp Inc. of Pennsylvania	39,984	238

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
^	Princeton National Bancorp Inc.	38,269	235
	Mercantile Bank Corp.	43,627	234
	BRT Realty Trust	39,682	234
	Brooklyn Federal Bancorp Inc.	52,981	234
	First Defiance Financial Corp.	26,006	232
*	Southern Community Financial Corp.	103,218	231
*	Camco Financial Corp.	90,601	227
*,^	Cascade Bancorp	472,962	227
*	Chesapeake Lodging Trust	14,300	226
*	Supertel Hospitality Inc.	158,192	221
*	ZipRealty Inc.	80,841	211
*,^	Preferred Bank	100,892	211
*	HMN Financial Inc.	45,747	210
	Independence Holding Co.	32,915	197
^	Ohio Valley Banc Corp.	11,902	196
*	Hallmark Financial Services	19,684	196
	Firstbank Corp.	46,094	195
*	PVF Capital Corp.	101,169	190
	Heritage Financial Group	17,575	190
^	Banner Corp.	95,723	190
	Bank of Commerce Holdings	38,126	181
*	Encore Bancshares Inc.	18,198	180
*	Guaranty Federal Bancshares Inc.	27,970	178
*	Riverview Bancorp Inc.	70,929	174
*	Tower Financial Corp.	23,982	168
^	Integra Bank Corp.	214,786	163
^	Farmers Capital Bank Corp.	32,071	162
	Tortoise Capital Resources Corp.	29,056	158
	MidWestOne Financial Group Inc.	10,170	157
	Community Bankers Trust Corp.	69,810	156
*,^	First State Bancorporation	499,317	155
	Federal Agricultural Mortgage Corp. Class A	12,788	153
^	Old Point Financial Corp.	11,604	151
*	Summit Financial Group Inc.	61,208	148
*	First Keystone Financial Inc.	10,608	142
	First Financial Service Corp.	19,332	140
*,^	Capitol Bancorp Ltd.	105,387	134
*	Maui Land & Pineapple Co. Inc.	35,499	132
*	Pacific Premier Bancorp Inc.	31,495	132
^	Old Second Bancorp Inc.	65,295	131
	Hampden Bancorp Inc.	13,609	129
*	Consumer Portfolio Services Inc.	87,963	121
	United Western Bancorp Inc.	149,219	119
*	Golub Capital BDC Inc.	8,015	116
*	Grubb & Ellis Co.	113,800	112
*	Royal Bancshares of Pennsylvania Inc.	37,021	111
	Norwood Financial Corp.	4,340	110
	Midsouth Bancorp Inc.	8,523	109
	First Citizens Banc Corp.	21,522	98
*	Centrue Financial Corp.	44,199	88
*,^	Hampton Roads Bankshares Inc.	115,070	86
*	Northern States Financial Corp.	36,253	85
*,^	TIB Financial Corp.	175,035	82
*	Rodman & Renshaw Capital Group Inc.	28,062	80
	Independent Bank Corp.	209,941	80
*,^	Anchor Bancorp Wisconsin Inc.	166,285	75
	New Hampshire Thrift Bancshares Inc.	6,517	68
*	Cadence Financial Corp.	58,584	67
*	Investors Capital Holdings Ltd.	26,400	63
	Investors Title Co.	1,876	59
*,^	PAB Bankshares Inc.	59,645	56
^	FNB United Corp.	68,477	55
	Peoples Financial Corp.	4,686	50
*	Cascade Financial Corp.	93,296	44

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Southern National Bancorp of Virginia Inc.	6,033	44
	Enterprise Bancorp Inc.	4,157	43
*	First Capital Bancorp Inc.	5,724	41
	United Bancshares Inc.	3,973	40
*	First California Financial Group Inc.	14,328	39
*	Commonwealth Bankshares Inc.	13,840	37
	First Savings Financial Group Inc.	2,847	36
*	BCSB Bancorp Inc.	3,600	36
*,^	Hanmi Financial Corp. Rights Exp. 7/12/2010	562,911	34
*	Unity Bancorp Inc.	5,989	32
*,^	Mercantile Bancorp Inc.	11,201	32
*	Xenith Bankshares Inc.	4,400	31
*	Affirmative Insurance Holdings Inc.	7,091	28
*	Tennessee Commerce Bancorp Inc.	3,800	25
	Rurban Financial Corp.	5,340	22
	Monarch Financial Holdings Inc.	2,801	21
*	Presidential Realty Corp. Class B	46,000	21
*	1st Century Bancshares Inc.	5,805	20
	First Chester County Corp.	2,056	18
	United Bancorp Inc.	2,112	18
	BCB Bancorp Inc.	2,126	17
	Codorus Valley Bancorp Inc.	2,200	16
	Premier Financial Bancorp Inc.	1,897	15
	First Bancshares Inc.	1,825	15
*	Southern First Bancshares Inc.	2,100	14
	Britton & Koontz Capital Corp.	1,035	11
*	First Mariner Bancorp Inc.	10,874	10
	Citizens Community Bancorp Inc.	2,653	10
	Porter Bancorp Inc.	798	10
	Wilber Corp.	1,465	9
	Beacon Federal Bancorp Inc.	870	8
*	Magyar Bancorp Inc.	2,200	8
*	Village Bank and Trust Financial Corp.	2,400	7
	Horizon Bancorp	291	6
*	Rand Capital Corp.	1,900	6
*	Heritage Oaks Bancorp	1,200	4
*	Parke Bancorp Inc.	420	4
*	Teton Advisors Inc. Class A	392	4
*	FedFirst Financial Corp.	587	3
*	Siebert Financial Corp.	1,236	3
*	Mid Penn Bancorp Inc.	284	3
*	New Century Bancorp Inc.	400	2
*	Berkshire Bancorp Inc.	427	2
*	Community Financial Corp.	300	1
*	Laporte Bancorp Inc.	100	1
*	Ohio Legacy Corp.	100	—
*	Atlantic Southern Financial Group Inc.	100	—
			2,606,677
Health Care (12.8%)
*	Vertex Pharmaceuticals Inc.	1,261,474	41,502
*	Edwards Lifesciences Corp.	706,996	39,606
*	Illumina Inc.	759,867	33,077
*	Henry Schein Inc.	570,082	31,298
	Perrigo Co.	501,888	29,647
*	ResMed Inc.	473,056	28,767
*	Alexion Pharmaceuticals Inc.	558,957	28,613
*	Dendreon Corp.	837,533	27,077
*	Human Genome Sciences Inc.	1,168,757	26,484
	Beckman Coulter Inc.	437,428	26,373
*	Mettler-Toledo International Inc.	209,982	23,440
	Universal Health Services Inc. Class B	605,907	23,115
*	Hologic Inc.	1,616,345	22,516
*	IDEXX Laboratories Inc.	359,744	21,908
*	Covance Inc.	403,471	20,706

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Valeant Pharmaceuticals International	391,971	20,496
*	Lincare Holdings Inc.	620,028	20,157
*	Community Health Systems Inc.	591,991	20,015
	Pharmaceutical Product Development Inc.	739,457	18,790
	Omnicare Inc.	749,867	17,772
*	Mednax Inc.	293,918	16,345
*	Endo Pharmaceuticals Holdings Inc.	725,385	15,828
*	Thoratec Corp.	357,723	15,286
*	Health Net Inc.	620,050	15,111
*	United Therapeutics Corp.	306,650	14,968
*	Amylin Pharmaceuticals Inc.	786,828	14,792
*	Kinetic Concepts Inc.	389,187	14,209
*	Charles River Laboratories International Inc.	412,932	14,126
*	Gen-Probe Inc.	309,544	14,059
*	Inverness Medical Innovations Inc.	523,815	13,965
*	Salix Pharmaceuticals Ltd.	355,282	13,867
	Teleflex Inc.	249,067	13,519
	Techne Corp.	232,693	13,368
*	VCA Antech Inc.	536,343	13,280
*	Health Management Associates Inc. Class A	1,561,802	12,135
*	BioMarin Pharmaceutical Inc.	634,090	12,022
	Hill-Rom Holdings Inc.	393,855	11,985
*	Psychiatric Solutions Inc.	356,679	11,671
	Cooper Cos. Inc.	290,558	11,561
	STERIS Corp.	369,783	11,493
	Owens & Minor Inc.	393,675	11,172
*	Healthsouth Corp.	583,828	10,923
*	LifePoint Hospitals Inc.	344,955	10,832
*	ev3 Inc.	472,193	10,582
*	AMERIGROUP Corp.	322,559	10,477
*	Bio-Rad Laboratories Inc. Class A	120,538	10,425
*	American Medical Systems Holdings Inc.	470,323	10,404
*	HMS Holdings Corp.	169,399	9,185
*	Myriad Genetics Inc.	610,019	9,120
*	Regeneron Pharmaceuticals Inc.	403,706	9,011
*	Emergency Medical Services Corp. Class A	183,630	9,003
*	NuVasive Inc.	244,283	8,662
*	Haemonetics Corp.	159,268	8,524
*	Onyx Pharmaceuticals Inc.	390,779	8,437
*	Incyte Corp. Ltd.	757,103	8,381
*	Catalyst Health Solutions Inc.	242,771	8,376
*	Immucor Inc.	436,050	8,307
*	Dionex Corp.	110,012	8,191
	Medicis Pharmaceutical Corp. Class A	363,419	7,952
*	Parexel International Corp.	364,146	7,895
	Masimo Corp.	330,112	7,860
*,^	Amedisys Inc.	178,201	7,835
	Chemed Corp.	142,524	7,788
	West Pharmaceutical Services Inc.	207,508	7,572
*	Magellan Health Services Inc.	208,007	7,555
*	PSS World Medical Inc.	356,710	7,544
*	Acorda Therapeutics Inc.	242,402	7,541
*	Cubist Pharmaceuticals Inc.	364,415	7,507
*	Alkermes Inc.	589,252	7,336
*	Nektar Therapeutics	586,807	7,100
*	Auxilium Pharmaceuticals Inc.	295,269	6,939
^	Quality Systems Inc.	119,000	6,901
*	Talecris Biotherapeutics Holdings Corp.	321,306	6,780
*	Volcano Corp.	310,618	6,778
*	Impax Laboratories Inc.	350,902	6,688
*	Centene Corp.	306,078	6,581
*	Eclipsys Corp.	358,449	6,395
*	MedAssets Inc.	274,579	6,337
*	Seattle Genetics Inc.	527,618	6,326

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	WellCare Health Plans Inc.	264,491	6,279
*	Align Technology Inc.	406,090	6,039
*	Allscripts-Misys Healthcare Solutions Inc.	373,874	6,019
*	Cepheid Inc.	370,686	5,938
*	Isis Pharmaceuticals Inc.	618,115	5,915
*	Par Pharmaceutical Cos. Inc.	218,742	5,679
*	Sirona Dental Systems Inc.	162,067	5,646
*	Odyssey HealthCare Inc.	210,713	5,630
*	Viropharma Inc.	485,556	5,443
*	inVentiv Health Inc.	211,447	5,413
*,^	athenahealth Inc.	206,495	5,396
*	Savient Pharmaceuticals Inc.	421,229	5,307
*	Arthrocare Corp.	168,231	5,156
*	Gentiva Health Services Inc.	186,450	5,036
*	Pharmasset Inc.	183,709	5,023
*	Martek Biosciences Corp.	207,803	4,927
*	Theravance Inc.	389,259	4,893
*	Integra LifeSciences Holdings Corp.	131,899	4,880
*,^	Vivus Inc.	504,459	4,843
*	Healthspring Inc.	311,181	4,826
*	Phase Forward Inc.	275,273	4,592
*	AMAG Pharmaceuticals Inc.	131,053	4,502
*	Brookdale Senior Living Inc.	291,112	4,367
*	Luminex Corp.	266,110	4,316
	Meridian Bioscience Inc.	253,497	4,309
*	Universal American Corp.	297,505	4,284
	Invacare Corp.	204,961	4,251
*	Wright Medical Group Inc.	246,748	4,098
*,^	Enzon Pharmaceuticals Inc.	379,144	4,038
*	Globe Specialty Metals Inc.	390,709	4,036
*	Immunogen Inc.	430,904	3,994
*	Questcor Pharmaceuticals Inc.	387,061	3,952
*	MWI Veterinary Supply Inc.	77,875	3,914
*	Bruker Corp.	313,676	3,814
	Analogic Corp.	82,058	3,734
*	Neogen Corp.	141,846	3,695
*	Zoll Medical Corp.	135,898	3,683
*	Hanger Orthopedic Group Inc.	202,844	3,643
	Landauer Inc.	59,800	3,641
*	Insulet Corp.	237,105	3,568
*	Cyberonics Inc.	149,307	3,536
*	Amsurg Corp. Class A	196,501	3,502
*	Alnylam Pharmaceuticals Inc.	231,491	3,477
*	Conmed Corp.	185,703	3,460
*	Orthofix International NV	107,140	3,434
*	RehabCare Group Inc.	157,490	3,430
*	Celera Corp.	522,704	3,424
*	Bio-Reference Labs Inc.	151,935	3,368
*	Greatbatch Inc.	148,000	3,302
*	HeartWare International Inc.	46,786	3,278
*	DexCom Inc.	281,760	3,257
*	Kindred Healthcare Inc.	248,958	3,197
*	Abraxis Bioscience Inc.	43,038	3,193
*	Halozyme Therapeutics Inc.	444,163	3,127
*	Geron Corp.	620,867	3,117
*	Momenta Pharmaceuticals Inc.	250,467	3,071
*	Conceptus Inc.	195,644	3,048
*	Abaxis Inc.	140,806	3,017
*	Natus Medical Inc.	180,871	2,946
*	Merit Medical Systems Inc.	179,808	2,890
*	PharMerica Corp.	194,990	2,859
*,^	Emeritus Corp.	174,847	2,852
*	Allos Therapeutics Inc.	464,836	2,849
*	InterMune Inc.	289,905	2,711

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Micromet Inc.	430,682	2,687
*	LHC Group Inc.	96,541	2,679
*	Molina Healthcare Inc.	92,872	2,675
*	Affymetrix Inc.	451,918	2,666
*	ICU Medical Inc.	81,936	2,636
*	Medicines Co.	338,760	2,578
*	Omnicell Inc.	219,929	2,571
*	Healthways Inc.	215,608	2,570
	Computer Programs & Systems Inc.	62,477	2,557
*	SonoSite Inc.	92,553	2,509
*,^	MannKind Corp.	383,308	2,449
*	Symmetry Medical Inc.	228,618	2,410
	National Healthcare Corp.	69,695	2,402
*,^	Sequenom Inc.	401,665	2,374
*	Exelixis Inc.	683,668	2,372
*	eResearchTechnology Inc.	296,451	2,336
*	Rigel Pharmaceuticals Inc.	324,126	2,334
*	Angiodynamics Inc.	157,313	2,320
*	Micrus Endovascular Corp.	110,504	2,297
*	Sun Healthcare Group Inc.	282,478	2,282
*	Inspire Pharmaceuticals Inc.	454,473	2,268
*	IPC The Hospitalist Co. Inc.	85,965	2,158
*	NPS Pharmaceuticals Inc.	329,468	2,122
*	Quidel Corp.	163,673	2,077
*	Assisted Living Concepts Inc. Class A	69,948	2,070
*	XenoPort Inc.	210,117	2,061
*	Pharmacyclics Inc.	306,280	2,040
*	Nabi Biopharmaceuticals	374,827	2,039
*	Air Methods Corp.	67,868	2,019
*	Ariad Pharmaceuticals Inc.	714,621	2,015
*	Optimer Pharmaceuticals Inc.	215,016	1,993
*	Corvel Corp.	58,785	1,986
*,^	SIGA Technologies Inc.	256,896	1,978
*	Kensey Nash Corp.	81,941	1,943
*	Genoptix Inc.	110,823	1,906
*	ABIOMED Inc.	196,644	1,904
*	Accuray Inc.	280,725	1,861
*,^	Arena Pharmaceuticals Inc.	602,937	1,851
*	Triple-S Management Corp. Class B	99,000	1,836
*	Emergent Biosolutions Inc.	111,731	1,826
*	Neurocrine Biosciences Inc.	325,366	1,822
*	SurModics Inc.	110,200	1,808
*	Medivation Inc.	199,787	1,766
*	Ardea Biosciences Inc.	85,582	1,760
*	NxStage Medical Inc.	118,417	1,757
*	US Physical Therapy Inc.	102,069	1,723
*	Hi-Tech Pharmacal Co. Inc.	74,682	1,711
*	OraSure Technologies Inc.	368,032	1,704
*	Rural/Metro Corp.	209,206	1,703
*	ATS Medical Inc.	421,920	1,675
*	AMN Healthcare Services Inc.	221,935	1,660
*	Cross Country Healthcare Inc.	183,375	1,649
*,^	Metabolix Inc.	115,063	1,647
*	Almost Family Inc.	45,773	1,599
*	Res-Care Inc.	163,517	1,580
*	Immunomedics Inc.	510,811	1,578
*	AVANIR Pharmaceuticals Inc.	611,183	1,571
*	Accelrys Inc.	241,120	1,555
*	Opko Health Inc.	684,024	1,546
*	Exact Sciences Corp.	346,248	1,523
*	Targacept Inc.	78,736	1,522
*	BioScrip Inc.	286,066	1,499
*	Vascular Solutions Inc.	119,037	1,488
*	Array Biopharma Inc.	486,232	1,483

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Staar Surgical Co.	256,210	1,466
*	Medidata Solutions Inc.	93,421	1,447
*	Somanetics Corp.	57,910	1,445
*	Palomar Medical Technologies Inc.	127,148	1,423
*	Providence Service Corp.	100,308	1,404
*	Health Grades Inc.	233,467	1,401
*	Chindex International Inc.	111,429	1,396
*,^	Cell Therapeutics Inc.	3,675,104	1,379
*	Vanda Pharmaceuticals Inc.	208,048	1,375
*	Medical Action Industries Inc.	114,580	1,374
*	Idenix Pharmaceuticals Inc.	274,721	1,374
*,^	Novavax Inc.	630,419	1,368
*	Zymogenetics Inc.	320,090	1,351
*	Durect Corp.	551,092	1,339
*,^	BioCryst Pharmaceuticals Inc.	217,357	1,285
*	Akorn Inc.	427,017	1,268
	Cantel Medical Corp.	75,277	1,257
*,^	Delcath Systems Inc.	197,705	1,253
*,^	Cadence Pharmaceuticals Inc.	178,767	1,253
	America Service Group Inc.	72,752	1,251
*	Spectranetics Corp.	241,103	1,249
*	Spectrum Pharmaceuticals Inc.	317,234	1,244
*	Maxygen Inc.	221,577	1,225
*	Ligand Pharmaceuticals Inc. Class B	834,518	1,218
*	IRIS International Inc.	120,007	1,217
*	Genomic Health Inc.	92,677	1,198
*	Caliper Life Sciences Inc.	272,875	1,165
*	American Dental Partners Inc.	96,186	1,165
*	Pozen Inc.	165,888	1,163
*	Stereotaxis Inc.	350,079	1,159
*	Dyax Corp.	509,390	1,156
*	National Dentex Corp.	68,436	1,153
*	CryoLife Inc.	202,995	1,094
*,^	Keryx Biopharmaceuticals Inc.	293,019	1,072
*	Vital Images Inc.	84,068	1,072
*,^	Cerus Corp.	338,036	1,068
*,^	SenoRx Inc.	97,050	1,066
*	Sunrise Senior Living Inc.	383,199	1,065
*,^	MAKO Surgical Corp.	84,856	1,056
*	Lexicon Pharmaceuticals Inc.	820,878	1,051
*	Select Medical Holdings Corp.	154,800	1,050
*	Five Star Quality Care Inc.	345,896	1,045
*	Endologix Inc.	224,783	1,018
*,^	MELA Sciences Inc.	136,706	1,017
*	Arqule Inc.	235,690	1,013
*	Sciclone Pharmaceuticals Inc.	379,106	1,008
*	Depomed Inc.	350,115	980
*	Kendle International Inc.	84,321	971
*	Clarient Inc.	313,971	967
*	Penwest Pharmaceuticals Co.	286,877	947
*	Orthovita Inc.	465,878	946
*	RTI Biologics Inc.	320,730	940
*	MAP Pharmaceuticals Inc.	71,394	937
*	Jazz Pharmaceuticals Inc.	118,620	929
*	Merge Healthcare Inc.	316,917	929
*	TomoTherapy Inc.	290,885	925
*	Pain Therapeutics Inc.	165,162	918
	Atrion Corp.	6,728	909
*	Repligen Corp.	280,050	899
*	Sangamo Biosciences Inc.	241,986	898
*	Harvard Bioscience Inc.	251,519	895
*	StemCells Inc.	946,970	890
*,^	Javelin Pharmaceuticals Inc.	398,609	877
*	Synovis Life Technologies Inc.	57,373	877

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Icad Inc.	456,882	873
*	Inhibitex Inc.	335,888	857
*	Ironwood Pharmaceuticals Inc.	70,400	839
*	Albany Molecular Research Inc.	160,300	829
*	Curis Inc.	594,005	826
*	BioMimetic Therapeutics Inc.	74,169	825
*	Celldex Therapeutics Inc.	180,671	824
*	Mediware Information Systems	91,182	821
*	LeMaitre Vascular Inc.	145,715	816
*	Medtox Scientific Inc.	65,819	810
*	HealthTronics Inc.	166,406	804
*,^	AVI BioPharma Inc.	492,981	794
*,^	CytRx Corp.	1,028,564	792
*	Clinical Data Inc.	63,044	784
*	Skilled Healthcare Group Inc.	115,274	783
	Ensign Group Inc.	46,715	772
*	Progenics Pharmaceuticals Inc.	140,173	768
*,^	Corcept Therapeutics Inc.	243,430	760
*	Enzo Biochem Inc.	186,367	759
*	Obagi Medical Products Inc.	63,658	752
*	Antares Pharma Inc.	425,754	749
*	PDI Inc.	88,500	733
*	Capital Senior Living Corp.	144,921	720
*	Medcath Corp.	89,562	704
*	AGA Medical Holdings Inc.	55,350	702
*	Alphatec Holdings Inc.	149,762	695
*	LCA-Vision Inc.	124,332	689
*,^	Cel-Sci Corp.	1,402,073	687
*	Cynosure Inc. Class A	63,675	686
*,^	Hemispherx Biopharma Inc.	1,460,529	684
*	Insmed Inc.	1,011,693	680
*,^	Osiris Therapeutics Inc.	116,492	677
*	Cytokinetics Inc.	284,669	675
*	Santarus Inc.	269,813	669
*	Somaxon Pharmaceuticals Inc.	183,096	659
*,^	Rexahn Pharmaceuticals Inc.	457,990	655
	Psychemedics Corp.	79,844	650
*	Osteotech Inc.	203,539	645
	Young Innovations Inc.	22,620	637
*	Furiex Pharmaceuticals Inc.	62,587	636
*	Digirad Corp.	303,664	635
*,^	Arrowhead Research Corp.	576,455	634
*	Columbia Laboratories Inc.	590,962	626
*	Vical Inc.	201,315	624
*	Anadys Pharmaceuticals Inc.	324,489	623
*	Cypress Bioscience Inc.	266,534	613
*	Alliance HealthCare Services Inc.	151,485	612
*,^	GenVec Inc.	1,328,724	611
*	Infinity Pharmaceuticals Inc.	103,074	609
*	AtriCure Inc.	90,142	599
*	Metropolitan Health Networks Inc.	159,590	595
*	Peregrine Pharmaceuticals Inc.	275,703	593
*	Team Health Holdings Inc.	45,800	592
*	Dusa Pharmaceuticals Inc.	274,523	590
*,^	Cyclacel Pharmaceuticals Inc.	334,332	575
*,^	Cytori Therapeutics Inc.	164,439	572
*	BioSphere Medical Inc.	131,795	569
*	Adolor Corp.	521,492	568
*	Allied Healthcare International Inc.	243,399	565
*	Synergetics USA Inc.	212,211	564
*	Exactech Inc.	33,016	564
*,^	XOMA Ltd.	1,333,554	552
*	Cambrex Corp.	171,853	541
*	Cutera Inc.	58,077	535

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Myrexis Inc.	141,491	532
*	Idera Pharmaceuticals Inc.	145,210	523
*,^	Biosante Pharmaceuticals Inc.	296,442	522
*	RadNet Inc.	219,534	520
*	Transcend Services Inc.	38,084	514
*	Anika Therapeutics Inc.	86,318	508
*,^	NovaMed Inc.	60,375	501
*	CardioNet Inc.	90,169	494
*	BMP Sunstone Corp.	95,300	491
*,^	Combinatorx Inc.	327,816	475
*	SuperGen Inc.	233,316	471
*	Orexigen Therapeutics Inc.	111,064	466
*	DynaVox Inc. Class A	28,897	463
*	Arcadia Resources Inc.	869,871	461
*	Affymax Inc.	77,084	461
*	ZIOPHARM Oncology Inc.	137,187	436
*,^	Alexza Pharmaceuticals Inc.	160,135	436
*	Rochester Medical Corp.	44,655	422
*,^	Inovio Pharmaceuticals Inc.	413,067	421
*	Dynavax Technologies Corp.	225,058	419
*	Continucare Corp.	123,348	413
*,^	Antigenics Inc.	508,347	412
*	Chelsea Therapeutics International Inc.	135,013	396
*	Iridex Corp.	107,093	394
*	Matrixx Initiatives Inc.	85,255	392
*	Caraco Pharmaceutical Laboratories Ltd.	81,631	385
*	Nighthawk Radiology Holdings Inc.	147,475	382
*,^	Bovie Medical Corp.	126,095	376
*,^	Opexa Therapeutics Inc.	258,693	373
*	SRI/Surgical Express Inc.	93,914	372
*	Acadia Pharmaceuticals Inc.	330,965	361
*,^	Molecular Insight Pharmaceuticals Inc.	216,486	357
*,^	GTx Inc.	113,195	345
*,^	Hansen Medical Inc.	161,948	345
*	Theragenics Corp.	293,457	337
*,^	Biotime Inc.	53,160	327
	National Research Corp.	13,482	325
*	Orchid Cellmark Inc.	191,851	324
*	ISTA Pharmaceuticals Inc.	146,179	320
*	OncoGenex Pharmaceutical Inc.	23,720	319
*	Biolase Technology Inc.	210,384	311
*	Nanosphere Inc.	70,314	307
*	Heska Corp.	463,438	292
*,^	Pure Bioscience	119,215	285
*	Trimeris Inc.	130,857	283
*,^	Cleveland Biolabs Inc.	74,202	275
*,^	Oncothyreon Inc.	81,523	271
*	Animal Health International Inc.	108,944	270
*,^	Sunesis Pharmaceuticals Inc.	566,939	266
*	Capstone Therapeutics Corp.	401,388	265
*	Telik Inc.	339,306	265
*	ThermoGenesis Corp.	529,065	259
*	Synta Pharmaceuticals Corp.	93,911	254
*,^	Neuralstem Inc.	101,141	253
*	Entremed Inc.	623,611	252
*,^	Rockwell Medical Technologies Inc.	46,516	251
*,^	Discovery Laboratories Inc.	1,247,445	237
*	Urologix Inc.	217,218	235
*,^	Bionovo Inc.	578,701	231
*	CombiMatrix Corp.	86,569	222
*	IsoRay Inc.	154,342	221
*	Biospecifics Technologies Corp.	10,900	217
	Utah Medical Products Inc.	8,548	213
*	EnteroMedics Inc.	591,301	213

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	MediciNova Inc.	42,152	200
*,^	ARCA Biopharma Inc.	54,940	186
*	KV Pharmaceutical Co. Class A	217,961	183
*,^	Neostem Inc.	97,471	178
*	AspenBio Pharma Inc.	179,837	176
*,^	American Caresource Holdings Inc.	102,548	174
*,^	Poniard Pharmaceuticals Inc.	283,000	170
*	Virtual Radiologic Corp.	9,894	170
*	CPEX Pharmaceuticals Inc.	6,397	170
*	OTIX Global Inc.	39,820	159
*,^	EpiCept Corp.	153,195	156
*,^	Aastrom Biosciences Inc.	104,751	156
*	Trubion Pharmaceuticals Inc.	49,686	155
*	Hooper Holmes Inc.	269,939	154
*,^	RXi Pharmaceuticals Corp.	57,830	150
*	Escalon Medical Corp.	91,117	144
*	PositiveID Corp.	145,145	142
*	Biodel Inc.	37,133	140
*,^	OXiGENE Inc.	368,500	140
*	SunLink Health Systems Inc.	59,100	136
*,^	Cardiovascular Systems Inc.	29,788	133
*,^	Nexmed Inc.	58,151	122
*	Cardica Inc.	73,717	120
*	Cardiac Science Corp.	107,874	106
*	Sucampo Pharmaceuticals Inc. Class A	29,269	103
*,^	TranS1 Inc.	38,837	101
*,^	Encorium Group Inc.	37,502	100
	MedQuist Inc.	12,474	99
*	Lannett Co. Inc.	21,303	97
*	Repros Therapeutics Inc.	256,597	92
*,^	Raptor Pharmaceutical Corp.	31,944	89
*	Oculus Innovative Sciences Inc.	43,654	89
*	Icagen Inc.	226,987	86
*	PhotoMedex Inc.	16,693	86
*,^	Acura Pharmaceuticals Inc.	32,877	83
*	SCOLR Pharma Inc.	193,766	81
*	Bioanalytical Systems Inc.	86,496	80
*	Cornerstone Therapeutics Inc.	13,447	79
*	Retractable Technologies Inc.	48,806	79
*	Integramed America Inc.	9,596	78
*	Neurometrix Inc.	63,058	72
*,^	Cardium Therapeutics Inc.	204,181	70
*	pSivida Corp.	19,390	70
*	MDRNA Inc.	74,173	67
*	Transcept Pharmaceuticals Inc.	7,878	66
*	Cytomedix Inc.	99,939	63
*	PharmAthene Inc.	38,274	62
*	Harbor BioSciences Inc.	222,016	60
*	BioDelivery Sciences International Inc.	25,836	60
*	NMT Medical Inc.	112,290	59
*	ProPhase Labs Inc.	51,986	57
*	Oxygen Biotherapeutics Inc.	19,250	56
*	Achillion Pharmaceuticals Inc.	23,520	52
*	Speedus Corp.	19,899	52
*,^	Ligand Pharmaceuticals Inc. Contingent Value Rights	395,811	51
*	Solta Medical Inc.	23,538	45
	American Medical Alert Corp.	7,497	44
*	PHC Inc. Class A	37,316	43
*	Uroplasty Inc.	8,900	42
*,^	Helicos BioSciences Corp.	82,398	37
*	Interleukin Genetics Inc.	102,424	36
*	HearUSA Inc.	36,786	35
	Emergent Group Inc.	4,924	33
*	ReGeneRx Biopharmaceuticals Inc.	117,607	31

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	AP Pharma Inc.	47,765	29
*,^	Ligand Pharmaceuticals Inc. Contingent Value Rights	395,811	28
*	Threshold Pharmaceuticals Inc.	19,966	25
*	AdvanSource Biomaterials Corp.	86,454	24
*	Celsion Corp.	7,600	24
*,^	Ligand Pharmaceuticals Inc. Contingent Value Rights	395,811	22
*	Palatin Technologies Inc.	118,190	21
*,^	Ligand Pharmaceuticals Inc. Contingent Value Rights	395,811	20
*	United American Healthcare Corp.	30,666	20
*	Strategic Diagnostics Inc.	10,461	19
*	ADVENTRX Pharmaceuticals Inc.	10,781	18
*	Vision-Sciences Inc.	17,900	18
*,^	DARA Biosciences Inc.	5,069	18
*	Cumberland Pharmaceuticals Inc.	2,631	17
*	ARYx Therapeutics Inc.	39,301	17
*	IVAX Diagnostics Inc.	27,208	14
*	Amicus Therapeutics Inc.	4,185	9
*	CAS Medical Systems Inc.	5,100	9
*	BSD Medical Corp.	6,600	8
*	ULURU Inc.	28,716	4
*	Adeona Pharmaceuticals Inc.	3,029	3
*	Angeion Corp.	400	2
*	Allied Healthcare Products	334	1
*	Nile Therapeutics Inc.	3,000	1
*	Senesco Technologies Inc.	500	—
*	Catalyst Pharmaceutical Partners Inc.	100	—
			1,656,567
Industrials (15.0%)
*	Delta Air Lines Inc.	4,927,262	57,895
	Joy Global Inc.	643,685	32,242
*	McDermott International Inc.	1,441,889	31,231
	AMETEK Inc.	663,542	26,641
	Bucyrus International Inc. Class A	505,412	23,982
*	Kansas City Southern	634,598	23,068
	Manpower Inc.	510,789	22,056
*	UAL Corp.	1,049,796	21,584
	Donaldson Co. Inc.	481,266	20,526
	KBR Inc.	1,001,899	20,379
*	URS Corp.	516,680	20,331
	Pentair Inc.	615,459	19,818
*	Navistar International Corp.	394,953	19,432
*	Continental Airlines Inc. Class B	872,434	19,194
*	Owens Corning	624,489	18,678
*	Shaw Group Inc.	526,135	18,004
	JB Hunt Transport Services Inc.	548,140	17,908
*	Oshkosh Corp.	560,110	17,453
*	Waste Connections Inc.	484,339	16,899
*	Foster Wheeler AG	792,516	16,690
*	Aecom Technology Corp.	715,518	16,500
	SPX Corp.	311,297	16,440
*	BE Aerospace Inc.	637,681	16,216
*	Verisk Analytics Inc. Class A	529,613	15,835
*	AGCO Corp.	580,441	15,654
*	Copart Inc.	420,738	15,067
*	IHS Inc. Class A	255,138	14,905
	Hubbell Inc. Class B	373,895	14,840
	Gardner Denver Inc.	326,975	14,580
	IDEX Corp.	506,751	14,478
*	AMR Corp.	2,075,681	14,073
	MSC Industrial Direct Co. Class A	276,280	13,996
	Carlisle Cos. Inc.	379,680	13,718
	Lincoln Electric Holdings Inc.	265,735	13,550
*	Corrections Corp. of America	709,582	13,539
	Regal-Beloit Corp.	240,233	13,400

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Covanta Holding Corp.	806,041	13,372
	Kennametal Inc.	509,922	12,967
*	Kirby Corp.	337,145	12,896
	Timken Co.	495,316	12,873
*	Alliant Techsystems Inc.	206,186	12,796
*	FTI Consulting Inc.	293,089	12,776
*	Terex Corp.	678,174	12,709
	Lennox International Inc.	302,842	12,589
*	WABCO Holdings Inc.	399,812	12,586
*	Spirit Aerosystems Holdings Inc. Class A	658,494	12,551
	Landstar System Inc.	312,957	12,202
	TransDigm Group Inc.	235,521	12,019
	Wabtec Corp.	299,362	11,942
	Nordson Corp.	212,923	11,941
	Harsco Corp.	502,371	11,806
	Watsco Inc.	202,231	11,713
*	Chicago Bridge & Iron Co. NV	620,660	11,675
*	Thomas & Betts Corp.	329,433	11,431
*	GrafTech International Ltd.	776,532	11,353
	CLARCOR Inc.	314,729	11,179
*	Hertz Global Holdings Inc.	1,130,150	10,691
	Graco Inc.	378,139	10,660
	Towers Watson & Co. Class A	262,354	10,192
	Con-way Inc.	335,755	10,079
*	Alaska Air Group Inc.	223,160	10,031
	Toro Co.	202,713	9,957
	Acuity Brands Inc.	271,407	9,874
*	Genesee & Wyoming Inc. Class A	257,336	9,601
*	EMCOR Group Inc.	413,757	9,587
	Baldor Electric Co.	262,907	9,486
*	Clean Harbors Inc.	142,691	9,476
*	Hexcel Corp.	605,398	9,390
*	Moog Inc. Class A	283,101	9,124
	Valmont Industries Inc.	124,820	9,069
	Woodward Governor Co.	354,578	9,052
*	WESCO International Inc.	264,836	8,917
	Crane Co.	294,866	8,908
*	Esterline Technologies Corp.	187,330	8,889
	Trinity Industries Inc.	494,563	8,764
*	Teledyne Technologies Inc.	226,003	8,719
*	US Airways Group Inc.	1,006,195	8,663
*	General Cable Corp.	325,044	8,662
	Curtiss-Wright Corp.	286,192	8,311
*	United Stationers Inc.	150,996	8,225
	Brady Corp. Class A	327,602	8,164
	Actuant Corp. Class A	423,764	7,979
	UTi Worldwide Inc.	633,680	7,845
	HNI Corp.	282,158	7,785
	GATX Corp.	288,784	7,705
*	ArvinMeritor Inc.	588,047	7,703
	Alexander & Baldwin Inc.	256,508	7,639
*	Dollar Thrifty Automotive Group Inc.	178,713	7,615
*	Tetra Tech Inc.	385,034	7,551
	Manitowoc Co. Inc.	819,076	7,486
*,^	American Superconductor Corp.	279,423	7,458
	Knight Transportation Inc.	364,680	7,381
*	JetBlue Airways Corp.	1,297,730	7,125
*	HUB Group Inc. Class A	237,120	7,116
	Triumph Group Inc.	104,099	6,936
	AO Smith Corp.	143,011	6,892
	Kaydon Corp.	208,743	6,859
	Herman Miller Inc.	355,739	6,713
	Belden Inc.	291,679	6,417
*	Geo Group Inc.	306,925	6,369

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Avis Budget Group Inc.	639,417	6,279
*	USG Corp.	515,109	6,223
*	Middleby Corp.	115,831	6,161
*	Old Dominion Freight Line Inc.	174,551	6,134
	ABM Industries Inc.	292,273	6,123
	Werner Enterprises Inc.	275,370	6,028
	Deluxe Corp.	320,315	6,006
	Simpson Manufacturing Co. Inc.	240,355	5,901
	Applied Industrial Technologies Inc.	232,465	5,886
	Mueller Industries Inc.	235,200	5,786
*	Orbital Sciences Corp.	362,881	5,723
	Brink's Co.	298,846	5,687
	Rollins Inc.	272,746	5,643
	Corporate Executive Board Co.	213,805	5,617
*	EnerSys	262,059	5,600
	HEICO Corp.	152,398	5,474
	Briggs & Stratton Corp.	312,338	5,316
	Watts Water Technologies Inc. Class A	183,538	5,260
	Healthcare Services Group Inc.	274,920	5,210
*	Beacon Roofing Supply Inc.	283,037	5,100
*	CoStar Group Inc.	129,839	5,038
*	Insituform Technologies Inc. Class A	244,868	5,015
	Granite Construction Inc.	210,690	4,968
	Forward Air Corp.	180,808	4,927
*	II-VI Inc.	161,300	4,779
	Heartland Express Inc.	328,178	4,765
	Mine Safety Appliances Co.	189,252	4,690
*	Atlas Air Worldwide Holdings Inc.	98,090	4,659
	Robbins & Myers Inc.	206,769	4,495
	Barnes Group Inc.	271,252	4,446
	Otter Tail Corp.	226,452	4,377
	American Science & Engineering Inc.	57,297	4,367
	ESCO Technologies Inc.	168,460	4,338
*	GeoEye Inc.	137,735	4,289
	Skywest Inc.	349,051	4,265
	Franklin Electric Co. Inc.	146,934	4,235
*	Advisory Board Co.	98,374	4,226
*	AirTran Holdings Inc.	858,660	4,165
*	AAR Corp.	247,571	4,144
	Allegiant Travel Co. Class A	96,120	4,103
	Quanex Building Products Corp.	236,240	4,085
*	Korn/Ferry International	291,196	4,048
	Tennant Co.	119,047	4,026
*	RBC Bearings Inc.	138,190	4,006
*	Armstrong World Industries Inc.	131,887	3,980
*	Resources Connection Inc.	291,859	3,969
	Knoll Inc.	296,225	3,937
	Interface Inc. Class A	358,156	3,847
*	Stanley Inc.	102,651	3,837
*	Mobile Mini Inc.	230,638	3,755
	Universal Forest Products Inc.	123,258	3,736
	Steelcase Inc. Class A	481,866	3,734
	Badger Meter Inc.	95,218	3,684
*	Macquarie Infrastructure Co. LLC	287,146	3,673
	Kaman Corp.	164,710	3,643
	Mueller Water Products Inc. Class A	981,751	3,642
*	EnPro Industries Inc.	129,114	3,635
*	Interline Brands Inc.	208,102	3,598
	Cubic Corp.	98,736	3,592
*	SYKES Enterprises Inc.	251,559	3,580
*	United Rentals Inc.	382,760	3,567
	Ameron International Corp.	58,675	3,540
*	Astec Industries Inc.	126,894	3,519
*	Ceradyne Inc.	162,306	3,468

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	McGrath Rentcorp	151,533	3,452
	Administaff Inc.	142,498	3,443
	Raven Industries Inc.	102,089	3,441
	Arkansas Best Corp.	160,988	3,341
*	Polypore International Inc.	146,784	3,338
*	Navigant Consulting Inc.	318,129	3,302
	NACCO Industries Inc. Class A	36,494	3,239
*	DigitalGlobe Inc.	122,828	3,230
	Seaboard Corp.	2,139	3,230
*	MasTec Inc.	338,179	3,179
*	TrueBlue Inc.	280,011	3,133
*	Griffon Corp.	280,863	3,106
*	Sensata Technologies Holding NV	192,630	3,080
*	Consolidated Graphics Inc.	70,927	3,067
*	Argon ST Inc.	88,523	3,035
*	Layne Christensen Co.	124,055	3,011
	AZZ Inc.	79,089	2,908
	Bowne & Co. Inc.	256,950	2,883
*	EnerNOC Inc.	90,731	2,853
*	Exponent Inc.	86,875	2,843
	Albany International Corp.	175,186	2,836
*	Chart Industries Inc.	181,236	2,824
*	Blount International Inc.	273,385	2,808
	CIRCOR International Inc.	108,234	2,769
	John Bean Technologies Corp.	179,656	2,740
*	Rush Enterprises Inc. Class A	204,744	2,735
*	DynCorp International Inc. Class A	154,813	2,712
*	Tutor Perini Corp.	163,885	2,701
*	Huron Consulting Group Inc.	138,193	2,682
*	Genco Shipping & Trading Ltd.	176,658	2,648
*	Kforce Inc.	206,755	2,636
*	Kelly Services Inc. Class A	175,755	2,613
	TAL International Group Inc.	115,739	2,601
*	Acacia Research - Acacia Technologies	182,534	2,597
	Federal Signal Corp.	424,895	2,566
*	Amerco Inc.	45,719	2,517
	Lindsay Corp.	79,356	2,515
	Heidrick & Struggles International Inc.	109,097	2,490
	Ennis Inc.	164,649	2,471
	G&K Services Inc. Class A	118,066	2,438
*	Wabash National Corp.	342,285	2,434
*	Orion Marine Group Inc.	170,415	2,420
	EnergySolutions Inc.	473,109	2,408
	Comfort Systems USA Inc.	248,526	2,401
*	Aerovironment Inc.	107,426	2,334
	Viad Corp.	130,879	2,310
	Gorman-Rupp Co.	92,090	2,307
	Titan International Inc.	225,614	2,249
	AAON Inc.	95,488	2,226
	Cascade Corp.	62,468	2,224
	Encore Wire Corp.	119,494	2,174
*	M&F Worldwide Corp.	79,324	2,150
	FreightCar America Inc.	94,560	2,139
*	Cornell Cos. Inc.	78,960	2,122
*	Dycom Industries Inc.	246,788	2,110
*	ATC Technology Corp.	130,778	2,108
*	Vicor Corp.	165,475	2,067
*	Dolan Co.	184,865	2,056
	Diamond Management & Technology Consultants Inc. Class A	199,160	2,053
*	MYR Group Inc.	122,461	2,044
*	American Reprographics Co.	232,955	2,034
*	Marten Transport Ltd.	97,654	2,029
	Standex International Corp.	79,999	2,028
	Tredegar Corp.	123,022	2,008

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Altra Holdings Inc.	153,167	1,994
*	CBIZ Inc.	311,421	1,981
*	Ladish Co. Inc.	86,586	1,967
*	Colfax Corp.	185,666	1,933
	Applied Signal Technology Inc.	98,341	1,932
*	Cenveo Inc.	351,269	1,928
	Aircastle Ltd.	245,640	1,928
	Apogee Enterprises Inc.	177,387	1,921
*	Gibraltar Industries Inc.	188,759	1,906
	Sun Hydraulics Corp.	80,286	1,884
*	SFN Group Inc.	339,372	1,853
*	School Specialty Inc.	102,410	1,851
*	Michael Baker Corp.	52,458	1,831
*	Columbus McKinnon Corp.	126,446	1,766
*	Force Protection Inc.	428,459	1,757
*	Kadant Inc.	100,807	1,756
*	American Commercial Lines Inc.	77,045	1,734
*	ACCO Brands Corp.	344,614	1,720
*	Trex Co. Inc.	85,552	1,719
	Great Lakes Dredge & Dock Corp.	286,076	1,716
*	LB Foster Co. Class A	65,630	1,701
*	Pacer International Inc.	235,561	1,647
*	Taser International Inc.	418,028	1,630
*,^	A123 Systems Inc.	172,851	1,630
*	Air Transport Services Group Inc.	340,423	1,620
	US Ecology Inc.	111,098	1,619
*	Celadon Group Inc.	113,493	1,605
*	Satcon Technology Corp.	557,606	1,595
*	APAC Customer Services Inc.	276,992	1,579
	Houston Wire & Cable Co.	144,201	1,565
*	KAR Auction Services Inc.	124,702	1,543
*	Innerworkings Inc.	224,508	1,533
*	Team Inc.	116,612	1,522
*	Hawaiian Holdings Inc.	293,945	1,520
*	GenCorp Inc.	346,482	1,518
	CDI Corp.	97,614	1,516
*	Herley Industries Inc.	105,647	1,507
	Dynamic Materials Corp.	93,119	1,494
*	Powell Industries Inc.	53,907	1,474
*	3D Systems Corp.	116,628	1,464
	American Woodmark Corp.	83,352	1,425
	HEICO Corp. Class A	51,800	1,396
*	Generac Holdings Inc.	95,700	1,341
*	ICF International Inc.	55,834	1,336
	Schawk Inc. Class A	88,866	1,329
	Ampco-Pittsburgh Corp.	63,677	1,326
*	USA Truck Inc.	82,282	1,326
*	Greenbrier Cos. Inc.	118,172	1,324
*	Commercial Vehicle Group Inc.	129,387	1,321
*	Republic Airways Holdings Inc.	213,815	1,306
*	Advanced Battery Technologies Inc.	397,869	1,305
*	CRA International Inc.	68,541	1,291
*	Eagle Bulk Shipping Inc.	304,112	1,283
*	Park-Ohio Holdings Corp.	85,125	1,225
	Insteel Industries Inc.	104,663	1,216
*	On Assignment Inc.	240,328	1,209
*	Sterling Construction Co. Inc.	92,697	1,200
*	Northwest Pipe Co.	60,876	1,157
*	Saia Inc.	77,091	1,156
*,^	Capstone Turbine Corp.	1,133,957	1,111
	Aceto Corp.	193,734	1,110
*	Lydall Inc.	144,717	1,106
*	Pike Electric Corp.	117,221	1,104
*	LMI Aerospace Inc.	70,014	1,104

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Furmanite Corp.	277,735	1,103
*	Standard Parking Corp.	69,424	1,099
	Horizon Lines Inc. Class A	258,467	1,093
	Graham Corp.	72,200	1,082
*	H&E Equipment Services Inc.	144,265	1,081
	Kimball International Inc. Class B	194,634	1,076
*	RSC Holdings Inc.	170,049	1,049
*	Astronics Corp.	63,613	1,041
*	Tecumseh Products Co. Class A	92,169	1,025
	Ducommun Inc.	58,908	1,007
*	Sauer-Danfoss Inc.	82,406	1,007
*,^	YRC Worldwide Inc.	6,678,623	1,002
*	PMFG Inc.	65,684	995
*	RailAmerica Inc.	100,200	994
*	Titan Machinery Inc.	75,583	992
*	Volt Information Sciences Inc.	115,359	969
*	Pinnacle Airlines Corp.	176,047	958
*,^	UQM Technologies Inc.	282,117	956
	Met-Pro Corp.	88,528	953
	Miller Industries Inc.	70,411	948
*	Trimas Corp.	82,214	930
*	PAM Transportation Services Inc.	61,823	929
	International Shipholding Corp.	40,363	893
*	CPI Aerostructures Inc.	89,465	881
*	NN Inc.	166,419	832
*,^	Ener1 Inc.	239,160	808
*	United Capital Corp.	31,463	768
*	DXP Enterprises Inc.	48,576	760
	Twin Disc Inc.	66,335	754
	Alamo Group Inc.	34,609	751
*	CAI International Inc.	62,984	750
*	Universal Truckload Services Inc.	53,325	743
*	PowerSecure International Inc.	80,000	727
*	Baltic Trading Ltd.	62,700	713
*	Dynamex Inc.	56,895	694
*	AT Cross Co. Class A	137,811	689
	VSE Corp.	21,206	675
	American Railcar Industries Inc.	55,445	670
*	Ceco Environmental Corp.	142,337	666
*	Franklin Covey Co.	101,383	659
*	Odyssey Marine Exploration Inc.	625,417	625
*	Casella Waste Systems Inc. Class A	163,288	624
*	Flow International Corp.	264,046	623
*	NCI Building Systems Inc.	73,835	618
*	LaBarge Inc.	53,308	608
*	Metalico Inc.	152,683	608
*	Coleman Cable Inc.	107,172	604
*	Fuel Tech Inc.	94,676	598
*	Willis Lease Finance Corp.	64,420	594
*	Broadwind Energy Inc.	210,088	588
	Multi-Color Corp.	56,740	581
*	Energy Recovery Inc.	144,386	578
	Hardinge Inc.	67,663	576
*	GP Strategies Corp.	79,060	574
*	Hill International Inc.	140,715	571
	Virco Manufacturing	188,287	565
	LSI Industries Inc.	115,676	565
	Barrett Business Services Inc.	45,459	564
*	Builders FirstSource Inc.	233,433	560
*	Hudson Highland Group Inc.	123,734	544
	Todd Shipyards Corp.	36,241	536
*	Key Technology Inc.	39,076	528
*,^	FuelCell Energy Inc.	435,576	514
*	Patriot Transportation Holding Inc.	6,284	508

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Mistras Group Inc.	47,238	506
*	Hurco Cos. Inc.	32,771	487
*,^	Ocean Power Technologies Inc.	93,376	484
	SIFCO Industries Inc.	44,385	475
	Lawson Products Inc.	27,741	471
*	Innovative Solutions & Support Inc.	105,190	463
*	Spherix Inc.	342,644	459
	Preformed Line Products Co.	15,833	443
*	Perma-Fix Environmental Services	269,020	433
*	Hudson Technologies Inc.	208,850	426
*	Allied Motion Technologies Inc.	92,797	421
	Standard Register Co.	133,935	421
	Eastern Co.	28,337	415
*,^	Valence Technology Inc.	540,098	389
*	Allied Defense Group Inc.	102,284	387
	Ecology and Environment Inc.	30,972	378
*,^	Applied Energetics Inc.	347,945	358
*	Argan Inc.	34,073	355
*	Magnetek Inc.	377,675	347
	LS Starrett Co. Class A	36,454	347
*	LECG Corp.	131,605	342
*	Ultralife Corp.	78,198	336
*	Integrated Electrical Services Inc.	93,324	326
*,^	Hoku Corp.	96,878	324
*	WCA Waste Corp.	70,553	315
	Omega Flex Inc.	20,908	305
*	Intersections Inc.	73,428	305
*	Quality Distribution Inc.	58,332	302
*	BlueLinx Holdings Inc.	114,650	302
*	Gencor Industries Inc.	36,691	288
*	Plug Power Inc.	570,809	263
*	Supreme Industries Inc. Class A	120,885	261
*,^	C&D Technologies Inc.	279,585	246
	Providence and Worcester Railroad Co.	19,800	245
*	Mfri Inc.	40,563	243
*	Baldwin Technology Co.	206,023	243
*	US Home Systems Inc.	88,763	236
*	Document Security Systems Inc.	74,940	236
*,^	Beacon Power Corp.	700,639	228
*	Thermadyne Holdings Corp.	20,084	217
*	Competitive Technologies Inc.	105,692	212
*	Orion Energy Systems Inc.	67,387	212
*	Active Power Inc.	268,873	210
*	Comforce Corp.	172,723	193
*	Covenant Transportation Group Inc. Class A	28,276	191
*	TRC Cos. Inc.	61,383	190
*,^	Akeena Solar Inc.	278,253	188
*	LGL Group Inc.	16,500	185
*,^	Energy Focus Inc.	153,246	185
*,^	Arotech Corp.	126,186	184
	Superior Uniform Group Inc.	16,854	168
*	Amrep Corp.	12,689	160
*	Tecumseh Products Co. Class B	11,900	131
*	Frozen Food Express Industries	36,816	129
*,^	Innovaro Inc.	33,134	124
*	Sypris Solutions Inc.	28,772	115
*	PGT Inc.	40,387	104
	Primoris Services Corp.	15,800	100
*	Innotrac Corp.	74,579	95
*	American Electric Technologies Inc.	36,928	76
*	Rand Logistics Inc.	13,710	70
*	Rush Enterprises Inc. Class B	5,550	65
*,^	Ascent Solar Technologies Inc.	23,117	63
*	Lightbridge Corp.	5,098	42

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	TBS International PLC Class A	6,400	39
*,^	Lime Energy Co.	11,100	38
	Hubbell Inc. Class A	500	19
*	Versar Inc.	4,730	15
*	TeamStaff Inc.	17,157	9
*	Breeze-Eastern Corp.	1,000	6
	Tyco International Ltd.	161	6
*	ExpressJet Holdings Inc.	2,092	5
	Servotronics Inc.	500	5
*	Heritage-Crystal Clean Inc.	403	3
*	Real Goods Solar Inc. Class A	1,000	3
*	Patrick Industries Inc.	1,547	3
*	Xenonics Holdings Inc.	1,175	—
*	Kaiser Ventures LLC Class A	36,800	—
			1,946,753
Information Technology (15.6%)
*	Cree Inc.	670,581	40,255
	Activision Blizzard Inc.	3,413,269	35,805
*	Sybase Inc.	541,893	35,039
*	F5 Networks Inc.	500,036	34,287
	Maxim Integrated Products Inc.	1,886,241	31,557
*	Lam Research Corp.	789,426	30,046
*	VMware Inc. Class A	407,608	25,512
*	Rovi Corp.	636,730	24,138
*	Equinix Inc.	283,082	22,992
*	ANSYS Inc.	564,679	22,909
*	Avnet Inc.	947,202	22,837
*	Nuance Communications Inc.	1,489,836	22,273
*	Trimble Navigation Ltd.	756,793	21,190
*	Dolby Laboratories Inc. Class A	325,596	20,412
*	Alliance Data Systems Corp.	332,886	19,813
*	Synopsys Inc.	923,108	19,265
	Global Payments Inc.	509,148	18,604
	Lender Processing Services Inc.	591,572	18,522
*	Skyworks Solutions Inc.	1,102,941	18,518
*	Hewitt Associates Inc. Class A	516,777	17,808
	Factset Research Systems Inc.	258,995	17,350
*	ON Semiconductor Corp.	2,680,752	17,103
*	Arrow Electronics Inc.	751,351	16,793
	Broadridge Financial Solutions Inc.	849,654	16,186
*	MICROS Systems Inc.	501,017	15,967
*	Polycom Inc.	531,588	15,836
	Solera Holdings Inc.	436,639	15,806
*	Ingram Micro Inc.	1,031,861	15,674
*	Itron Inc.	251,456	15,545
*	Brocade Communications Systems Inc.	2,769,972	14,293
*	CommScope Inc.	589,334	14,008
*	AOL Inc.	665,811	13,842
*	Atmel Corp.	2,874,094	13,796
*	Informatica Corp.	572,924	13,681
*	Varian Semiconductor Equipment Associates Inc.	465,427	13,339
	Jack Henry & Associates Inc.	532,418	12,714
*	Rambus Inc.	714,842	12,524
*	TIBCO Software Inc.	1,036,512	12,500
*,^	WebMD Health Corp.	266,233	12,361
*	NCR Corp.	1,000,072	12,121
*	Atheros Communications Inc.	436,260	12,015
*	Silicon Laboratories Inc.	287,093	11,644
*	Concur Technologies Inc.	270,800	11,558
	CoreLogic Inc.	649,287	11,466
*	Parametric Technology Corp.	724,215	11,348
*	Tech Data Corp.	316,459	11,272
*	Cybersource Corp.	440,268	11,240
	National Instruments Corp.	353,081	11,221

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Diebold Inc.	411,444	11,212
*	IAC/InterActiveCorp	504,987	11,095
*	PMC - Sierra Inc.	1,430,675	10,759
*	Cypress Semiconductor Corp.	1,022,849	10,269
*	Riverbed Technology Inc.	354,811	9,800
*	Cadence Design Systems Inc.	1,686,240	9,763
	ADTRAN Inc.	345,185	9,413
	Intersil Corp. Class A	771,742	9,346
*	Zebra Technologies Corp.	360,191	9,138
*	Vishay Intertechnology Inc.	1,148,523	8,890
*	Ariba Inc.	557,358	8,879
*	Gartner Inc.	378,112	8,791
	Plantronics Inc.	304,913	8,721
*	Netlogic Microsystems Inc.	320,347	8,713
*	VeriFone Systems Inc.	458,352	8,677
*	Veeco Instruments Inc.	252,972	8,672
	DST Systems Inc.	230,269	8,322
*	International Rectifier Corp.	440,908	8,205
*	Viasat Inc.	248,871	8,103
*	Arris Group Inc.	791,197	8,062
*	CACI International Inc. Class A	188,669	8,015
*,^	Blackboard Inc.	213,022	7,952
*	Progress Software Corp.	263,112	7,901
*	Rackspace Hosting Inc.	426,792	7,827
*	Microsemi Corp.	517,848	7,576
*	Convergys Corp.	771,549	7,569
*	Anixter International Inc.	176,523	7,520
	Sapient Corp.	728,359	7,386
*	Ciena Corp.	577,527	7,323
*	Acxiom Corp.	497,207	7,304
*	Wright Express Corp.	243,069	7,219
*	Omnivision Technologies Inc.	324,888	6,966
*	Quest Software Inc.	385,149	6,948
*	InterDigital Inc.	274,017	6,765
*	Sanmina-SCI Corp.	496,012	6,751
*	Plexus Corp.	251,813	6,733
*	RF Micro Devices Inc.	1,690,753	6,611
*	Fairchild Semiconductor International Inc. Class A	783,625	6,590
*	Cirrus Logic Inc.	408,455	6,458
*	Cavium Networks Inc.	242,670	6,356
*	Semtech Corp.	385,466	6,310
	MAXIMUS Inc.	109,014	6,309
*	Benchmark Electronics Inc.	393,340	6,234
	Fair Isaac Corp.	284,940	6,209
*	j2 Global Communications Inc.	281,835	6,155
*	CommVault Systems Inc.	270,671	6,090
	Blackbaud Inc.	279,612	6,087
*	Hittite Microwave Corp.	134,954	6,038
*	Mantech International Corp. Class A	140,042	5,962
*	TriQuint Semiconductor Inc.	975,622	5,961
*	Digital River Inc.	247,545	5,919
*	Mentor Graphics Corp.	666,488	5,898
*	Palm Inc.	1,035,283	5,891
*	Taleo Corp. Class A	241,967	5,877
*	MKS Instruments Inc.	313,962	5,877
*,^	Finisar Corp.	393,395	5,862
*	Lawson Software Inc.	797,037	5,818
*,^	Synaptics Inc.	211,335	5,812
*	GSI Commerce Inc.	197,647	5,692
*	Tekelec	429,696	5,689
*	Cymer Inc.	187,700	5,639
	Power Integrations Inc.	174,664	5,623
*	Blue Coat Systems Inc.	266,116	5,437
*	ValueClick Inc.	507,397	5,424

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Aruba Networks Inc.	379,001	5,397
	Earthlink Inc.	673,281	5,359
*	SRA International Inc. Class A	269,587	5,303
*	Comtech Telecommunications Corp.	176,699	5,289
*	TiVo Inc.	706,570	5,214
*	Ultimate Software Group Inc.	156,947	5,157
*	Cabot Microelectronics Corp.	147,511	5,102
*	Websense Inc.	269,526	5,094
*	Tessera Technologies Inc.	316,750	5,084
*	JDA Software Group Inc.	228,818	5,029
*	DG FastChannel Inc.	154,196	5,024
*	Integrated Device Technology Inc.	1,013,345	5,016
*	SuccessFactors Inc.	239,399	4,977
*	Unisys Corp.	265,641	4,912
*,^	SunPower Corp. Class A	399,740	4,837
*	Coherent Inc.	140,518	4,820
*	Take-Two Interactive Software Inc.	528,972	4,761
*	FEI Co.	239,979	4,730
*	Advent Software Inc.	99,614	4,678
*	Sonus Networks Inc.	1,715,644	4,649
*	Emulex Corp.	506,039	4,645
*	EchoStar Corp. Class A	241,407	4,606
*	Amkor Technology Inc.	813,881	4,484
*	ADC Telecommunications Inc.	605,114	4,484
*	Acme Packet Inc.	166,744	4,482
	Cognex Corp.	252,036	4,431
*	Netezza Corp.	317,373	4,342
*	Littelfuse Inc.	136,808	4,324
*	Checkpoint Systems Inc.	248,769	4,319
*	Applied Micro Circuits Corp.	409,946	4,296
*	MicroStrategy Inc. Class A	56,621	4,252
*	Scansource Inc.	169,205	4,218
*	ACI Worldwide Inc.	216,288	4,211
*	Aspen Technology Inc.	385,390	4,197
*	DealerTrack Holdings Inc.	252,031	4,146
*	Euronet Worldwide Inc.	317,640	4,063
*	SonicWALL Inc.	345,720	4,062
	AVX Corp.	314,073	4,026
*	Monolithic Power Systems Inc.	225,155	4,021
*	Manhattan Associates Inc.	144,551	3,982
*	Netgear Inc.	222,315	3,966
*	L-1 Identity Solutions Inc.	482,324	3,950
*	CSG Systems International Inc.	212,526	3,896
*	Rofin-Sinar Technologies Inc.	186,728	3,888
*	Volterra Semiconductor Corp.	167,719	3,868
*	Insight Enterprises Inc.	293,109	3,857
*	Power-One Inc.	551,380	3,722
*	Universal Display Corp.	200,378	3,603
*	DTS Inc.	109,153	3,588
	Heartland Payment Systems Inc.	238,745	3,543
*	Diodes Inc.	222,605	3,533
*	SolarWinds Inc.	218,987	3,513
*	Infinera Corp.	540,748	3,477
*	SAVVIS Inc.	235,164	3,469
*	FormFactor Inc.	318,084	3,435
*	SYNNEX Corp.	133,948	3,432
*	Art Technology Group Inc.	978,503	3,346
*	Harmonic Inc.	613,928	3,340
*	Standard Microsystems Corp.	142,330	3,313
*	Entegris Inc.	826,624	3,282
*	Terremark Worldwide Inc.	414,378	3,236
*	Intermec Inc.	315,001	3,229
	Park Electrochemical Corp.	131,061	3,199
*	Lattice Semiconductor Corp.	735,521	3,192

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Brooks Automation Inc.	411,245	3,179
*	OSI Systems Inc.	113,906	3,163
*	Stratasys Inc.	128,791	3,163
	Pegasystems Inc.	98,416	3,160
*	EPIQ Systems Inc.	243,540	3,149
*	Brightpoint Inc.	449,206	3,144
	United Online Inc.	545,416	3,142
*	Netscout Systems Inc.	220,643	3,138
	Black Box Corp.	112,287	3,132
*	Kulicke & Soffa Industries Inc.	444,811	3,123
*	Zoran Corp.	327,009	3,120
*	Oclaro Inc.	279,881	3,104
*	Global Cash Access Holdings Inc.	428,198	3,087
*	Ixia	357,017	3,067
	MTS Systems Corp.	105,366	3,056
*,^	Ebix Inc.	194,631	3,052
*	Radiant Systems Inc.	210,381	3,042
*	ATMI Inc.	201,006	2,943
*	Forrester Research Inc.	94,470	2,859
*	TNS Inc.	163,680	2,855
*	Ultratech Inc.	175,330	2,853
*	Rogers Corp.	100,705	2,797
	Syntel Inc.	82,149	2,789
	Micrel Inc.	273,880	2,788
*	Electronics for Imaging Inc.	285,904	2,788
*	Tyler Technologies Inc.	176,630	2,741
*	Constant Contact Inc.	126,524	2,699
*	Cogent Inc.	297,026	2,676
*	TeleTech Holdings Inc.	204,433	2,635
*	TTM Technologies Inc.	275,257	2,615
*	LTX-Credence Corp.	922,815	2,612
*	Quantum Corp.	1,363,967	2,564
*	Advanced Energy Industries Inc.	207,725	2,553
*,^	STEC Inc.	202,364	2,542
*	comScore Inc.	154,208	2,540
*	Electro Scientific Industries Inc.	187,337	2,503
*	Synchronoss Technologies Inc.	127,839	2,425
*	Avid Technology Inc.	187,869	2,392
	iGate Corp.	183,079	2,347
*	Epicor Software Corp.	293,472	2,345
	CTS Corp.	252,838	2,336
*	RightNow Technologies Inc.	148,684	2,333
	Methode Electronics Inc.	238,981	2,328
*	Loral Space & Communications Inc.	53,602	2,290
*	Entropic Communications Inc.	356,735	2,262
*	SunPower Corp. Class B	208,266	2,249
*	Bottomline Technologies Inc.	171,360	2,233
*	Lionbridge Technologies Inc.	481,601	2,201
*	ADPT Corp.	743,929	2,150
*	Actel Corp.	164,398	2,108
*	ArcSight Inc.	93,018	2,083
*	Super Micro Computer Inc.	154,170	2,081
*	Newport Corp.	228,310	2,068
*	Supertex Inc.	83,421	2,057
	NIC Inc.	319,843	2,050
*	LoopNet Inc.	165,553	2,041
*	Move Inc.	994,014	2,038
*	Sourcefire Inc.	106,943	2,032
*	Silicon Image Inc.	571,727	2,007
*	FARO Technologies Inc.	106,198	1,987
	Sycamore Networks Inc.	118,463	1,969
*	ExlService Holdings Inc.	112,038	1,924
*	Multi-Fineline Electronix Inc.	76,334	1,905
*	Exar Corp.	274,236	1,900

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Vocus Inc.	122,588	1,873
*	Mercury Computer Systems Inc.	159,518	1,871
*	Maxwell Technologies Inc.	163,806	1,867
*	IPG Photonics Corp.	122,209	1,861
*,^	Microvision Inc.	628,140	1,859
*	Smith Micro Software Inc.	195,148	1,856
*,^	Rubicon Technology Inc.	62,000	1,847
*	THQ Inc.	426,341	1,842
*	RealNetworks Inc.	554,832	1,831
*	DivX Inc.	237,378	1,818
*	LivePerson Inc.	263,338	1,806
*	S1 Corp.	300,095	1,804
	Daktronics Inc.	240,001	1,800
*	Anaren Inc.	118,547	1,771
*	Kenexa Corp.	147,585	1,771
*	Oplink Communications Inc.	123,154	1,765
	Cohu Inc.	143,569	1,741
*	Sigma Designs Inc.	173,754	1,739
*	ModusLink Global Solutions Inc.	287,092	1,731
*	Echelon Corp.	235,758	1,728
*	Imation Corp.	187,382	1,722
*	Compellent Technologies Inc.	141,877	1,720
	Opnet Technologies Inc.	116,504	1,711
	BGC Partners Inc. Class A	332,970	1,701
*	UTStarcom Inc.	921,020	1,695
*	Infospace Inc.	223,988	1,684
*	Internet Capital Group Inc.	221,224	1,681
*	IXYS Corp.	189,975	1,679
*	Perficient Inc.	187,984	1,675
*	3PAR Inc.	177,403	1,652
*	Intevac Inc.	152,577	1,628
*	support.com Inc.	390,671	1,625
*	Extreme Networks	598,234	1,615
*	Mattson Technology Inc.	425,412	1,612
*	Isilon Systems Inc.	124,591	1,600
*	Anadigics Inc.	360,777	1,573
*	Seachange International Inc.	190,164	1,565
*	Pericom Semiconductor Corp.	161,704	1,552
*	Photronics Inc.	342,801	1,549
*	MIPS Technologies Inc. Class A	303,157	1,549
*	Virage Logic Corp.	130,217	1,548
	Cass Information Systems Inc.	44,722	1,532
*	infoGROUP Inc.	186,285	1,487
*	Knot Inc.	189,180	1,472
*,^	Sonic Solutions Inc.	175,944	1,469
*	EMS Technologies Inc.	97,196	1,460
*	Interactive Intelligence Inc.	88,782	1,459
*	Rudolph Technologies Inc.	191,086	1,443
*	NVE Corp.	32,988	1,436
*	Kopin Corp.	422,545	1,432
*	AXT Inc.	314,967	1,420
*	Symyx Technologies Inc.	280,438	1,405
*	SMART Modular Technologies WWH Inc.	238,542	1,395
*	Internet Brands Inc. Class A	132,665	1,370
*	Silicon Graphics International Corp.	192,685	1,364
*	Radisys Corp.	141,644	1,348
*	Integrated Silicon Solution Inc.	178,612	1,347
	Electro Rent Corp.	105,160	1,345
*	Aviat Networks Inc.	369,623	1,342
*	Actuate Corp.	297,360	1,323
*	Mindspeed Technologies Inc.	176,165	1,319
*	MoSys Inc.	296,161	1,309
	Keithley Instruments Inc.	143,896	1,271
*	Saba Software Inc.	243,408	1,254

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Hypercom Corp.	269,962	1,253
*	Internap Network Services Corp.	296,659	1,237
*	STR Holdings Inc.	65,400	1,230
*	Limelight Networks Inc.	278,886	1,224
*	Spectrum Control Inc.	87,445	1,222
*	Stamps.com Inc.	117,446	1,204
*,^	Energy Conversion Devices Inc.	284,587	1,167
	Renaissance Learning Inc.	78,971	1,160
	Agilysys Inc.	172,293	1,153
*	DSP Group Inc.	179,793	1,149
*	Local.com Corp.	167,717	1,147
*	KVH Industries Inc.	92,340	1,147
*	Digi International Inc.	138,174	1,143
*	Novatel Wireless Inc.	198,269	1,138
*	Globecomm Systems Inc.	137,838	1,137
*	Presstek Inc.	318,896	1,126
*	Ceva Inc.	89,000	1,121
	DDi Corp.	148,578	1,119
*,^	Wave Systems Corp. Class A	344,989	1,118
*	Symmetricom Inc.	218,545	1,112
*	Network Engines Inc.	409,910	1,111
	Keynote Systems Inc.	121,504	1,096
*	Bell Microproducts Inc.	156,800	1,094
*	Ciber Inc.	394,587	1,093
*	Measurement Specialties Inc.	79,718	1,092
*	Zix Corp.	483,117	1,092
*	GT Solar International Inc.	191,590	1,073
*	Ultra Clean Holdings	125,697	1,071
*	Comverge Inc.	118,919	1,066
*	Cray Inc.	189,128	1,055
*	VASCO Data Security International Inc.	170,220	1,050
*	TeleCommunication Systems Inc. Class A	249,469	1,033
*	Fortinet Inc.	61,053	1,004
*	LogMeIn Inc.	37,734	990
*	Nanometrics Inc.	94,230	951
*,^	Evergreen Solar Inc.	1,383,141	943
*	Transact Technologies Inc.	129,201	943
*	Computer Task Group Inc.	144,944	936
*	Hughes Communications Inc.	38,356	933
*	MoneyGram International Inc.	379,257	929
*	Integral Systems Inc.	145,280	923
*,^	Research Frontiers Inc.	207,408	917
*	Powerwave Technologies Inc.	574,107	884
*	Zygo Corp.	107,878	875
*	Double-Take Software Inc.	83,311	874
*	NetSuite Inc.	68,754	869
*	Data I/O Corp.	170,876	866
*	Hackett Group Inc.	302,746	851
*	Pervasive Software Inc.	170,783	847
*	Openwave Systems Inc.	417,005	847
*	PRGX Global Inc.	203,483	844
*	Dynamics Research Corp.	83,457	844
*	iGO Inc.	558,045	837
*	Liquidity Services Inc.	64,049	830
*	X-Rite Inc.	218,571	807
	Marchex Inc. Class B	206,535	795
*	Immersion Corp.	156,088	790
*	Network Equipment Technologies Inc.	224,220	783
*,^	OpenTable Inc.	18,821	781
*	Gerber Scientific Inc.	144,311	772
*	Deltek Inc.	92,426	771
	Technitrol Inc.	243,280	769
^	VirnetX Holding Corp.	129,150	765
*	Peerless Systems Corp.	281,836	761

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Rimage Corp.	47,954	759
*	SS&C Technologies Holdings Inc.	47,200	757
	American Software Inc. Class A	162,423	750
*	FalconStor Software Inc.	284,234	750
*	Bitstream Inc. Class A	114,428	749
*	NCI Inc. Class A	33,084	747
*	Monotype Imaging Holdings Inc.	82,425	743
*	Occam Networks Inc.	133,187	741
	Evolving Systems Inc.	102,263	736
	Bel Fuse Inc. Class B	44,557	736
	Mocon Inc.	68,091	731
*	Microtune Inc.	337,772	719
*	Conexant Systems Inc.	316,898	710
*	Axcelis Technologies Inc.	457,124	709
*	SRS Labs Inc.	77,319	707
*	GSE Systems Inc.	173,767	705
*	DemandTec Inc.	104,319	704
*	Callidus Software Inc.	212,098	702
*,^	Magma Design Automation Inc.	247,080	702
*	Tollgrade Communications Inc.	110,491	696
*	Telular Corp.	227,439	685
*	NU Horizons Electronics Corp.	223,095	683
*	Aetrium Inc.	209,921	682
*	KEY Tronic Corp.	131,723	678
*	Hutchinson Technology Inc.	153,807	666
*	Ramtron International Corp.	255,996	666
*	PDF Solutions Inc.	136,887	657
*	Amtech Systems Inc.	77,721	649
*	BigBand Networks Inc.	214,276	647
*	BTU International Inc.	111,167	646
	Communications Systems Inc.	61,604	642
*	Autobytel Inc.	562,327	641
*	Datalink Corp.	156,985	631
*	Trident Microsystems Inc.	441,844	627
*	PROS Holdings Inc.	94,868	617
*	QuickLogic Corp.	209,360	613
*,^	Rosetta Stone Inc.	26,700	613
*	Advanced Analogic Technologies Inc.	187,621	599
	Ipass Inc.	556,333	595
*	LaserCard Corp.	133,468	595
*	ActivIdentity Corp.	309,436	591
	QAD Inc.	140,911	582
*	PLX Technology Inc.	134,527	564
*	NAPCO Security Technologies Inc.	297,429	561
*	Online Resources Corp.	131,315	545
*	TechTeam Global Inc.	89,934	539
*	Phoenix Technologies Ltd.	186,010	538
*	Aware Inc.	229,403	537
*	Unica Corp.	55,658	533
*	Dice Holdings Inc.	76,344	528
*	Simulations Plus Inc.	215,233	521
*	ORBCOMM Inc.	285,314	519
*	Performance Technologies Inc.	207,579	515
*	PC Mall Inc.	128,529	514
*	Innodata Isogen Inc.	196,497	505
*	Travelzoo Inc.	40,386	500
*	CPI International Inc.	31,980	499
*,^	ICx Technologies Inc.	65,060	475
*	ShoreTel Inc.	102,127	474
	Astro-Med Inc.	64,998	467
*	Versant Corp.	41,949	467
*	FSI International Inc.	111,287	466
*	Virtusa Corp.	49,927	466
*	Tier Technologies Inc. Class B	73,319	446

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Richardson Electronics Ltd.	48,868	440
	Mesa Laboratories Inc.	18,022	433
	TheStreet.com Inc.	148,904	429
*	StarTek Inc.	108,840	424
*	Information Services Group Inc.	211,752	424
*	Cyberoptics Corp.	43,293	419
*	Bsquare Corp.	180,371	409
*	PC Connection Inc.	66,806	405
*	Opnext Inc.	243,990	403
*,^	Superconductor Technologies Inc.	166,026	402
*	EndWave Corp.	121,382	401
*	Geeknet Inc.	316,960	393
*	PC-Tel Inc.	76,762	387
*	Micronetics Inc.	86,414	373
*	Reis Inc.	55,174	359
*	Market Leader Inc.	181,107	357
*	Westell Technologies Inc. Class A	228,483	356
*	LoJack Corp.	96,443	356
*	Identive Group Inc.	218,328	349
*	Onvia Inc.	92,103	346
*	EF Johnson Technologies Inc.	240,165	343
*	Web.com Group Inc.	94,976	341
*	LeCroy Corp.	71,089	341
*	LRAD Corp.	271,744	340
*	Insweb Corp.	69,859	339
*	Digimarc Corp.	17,948	337
*,^	Emcore Corp.	358,906	319
*	GSI Technology Inc.	55,785	319
*	Frequency Electronics Inc.	67,949	316
*,^	Hauppauge Digital Inc.	153,081	312
*	Digital Ally Inc.	137,859	296
*	Intellicheck Mobilisa Inc.	184,780	294
*	Optical Cable Corp.	94,361	276
*	Ancestry.com Inc.	15,600	275
*	Dot Hill Systems Corp.	226,620	270
*	Comarco Inc.	112,532	269
*	Video Display Corp.	63,554	264
*	Transwitch Corp.	120,675	260
	Imergent Inc.	70,269	254
*	TechTarget Inc.	46,072	248
*	PAR Technology Corp.	48,052	247
*	ID Systems Inc.	91,248	242
*,^	QuinStreet Inc.	20,000	230
*	Spire Corp.	65,882	229
*,^	Parkervision Inc.	180,489	229
*	RAE Systems Inc.	283,305	227
*	Lantronix Inc.	54,334	220
*	CalAmp Corp.	103,189	220
*	Cinedigm Digital Cinema Corp. Class A	166,050	216
*	Salary.com Inc.	83,974	213
*	Zhone Technologies Inc.	142,009	212
*	Ditech Networks Inc.	165,161	210
*	KIT Digital Inc.	22,500	198
*	Cascade Microtech Inc.	43,648	195
*	Management Network Group Inc.	72,395	195
*	AuthenTec Inc.	74,840	188
*	RF Monolithics Inc.	160,383	188
*	MaxLinear Inc.	13,300	186
*	Tii Network Technologies Inc.	107,178	166
*	ePlus Inc.	9,331	163
*	Pixelworks Inc.	54,196	162
*	Looksmart Ltd.	136,626	161
*	Archipelago Learning Inc.	12,900	147
*	Majesco Entertainment Co.	199,158	141

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Calix Inc.	13,500	139
*	EasyLink Services International Corp. Class A	56,034	134
*	Selectica Inc.	24,332	134
*	Authentidate Holding Corp.	201,418	127
	Newtek Business Services Inc.	94,492	126
*	TigerLogic Corp.	27,477	121
*	TSR Inc.	54,086	121
*	Sonic Foundry Inc.	16,362	120
*	Planar Systems Inc.	65,314	112
*	EDGAR Online Inc.	80,928	103
*	Scientific Learning Corp.	19,431	102
*,^	Lightpath Technologies Inc. Class A	59,757	95
	Bel Fuse Inc. Class A	5,719	95
*	Guidance Software Inc.	14,415	75
*	IEC Electronics Corp.	14,577	67
*	DRI Corp.	39,661	66
*	Ikanos Communications Inc.	40,764	66
*	Soundbite Communications Inc.	21,676	62
*	Adept Technology Inc. Class A	11,592	58
*	MEMSIC Inc.	19,210	43
*	Globalscape Inc.	16,001	41
*	Mastech Holdings Inc.	12,664	39
*	Glu Mobile Inc.	26,900	36
*	WebMediaBrands Inc.	37,961	34
*	Vertro Inc.	62,792	31
*	Unify Corp.	7,700	27
*	Procera Networks Inc.	54,970	25
*	MakeMusic Inc.	4,556	25
*	GTSI Corp.	4,450	24
*	NetSol Technologies Inc.	32,771	24
*	Acorn Energy Inc.	4,532	24
*	Digital Angel Corp.	45,625	23
*	DayStar Technologies Inc.	22,551	23
*	Relm Wireless Corp.	10,711	23
*	Nextwave Wireless Inc.	14,796	16
*	ClearOne Communications Inc.	5,294	15
*	Overland Storage Inc.	7,040	14
*	Inuvo Inc.	61,766	10
*	Numerex Corp. Class A	2,300	10
*	NetList Inc.	4,200	9
*	Rainmaker Systems Inc.	6,316	8
*	Wireless Ronin Technologies Inc.	5,009	6
*	eLoyalty Corp.	1,000	6
*	NaviSite Inc.	1,500	4
*	Wireless Telecom Group Inc.	4,907	4
*	Veraz Networks Inc.	3,850	3
*	Interphase Corp.	449	1
*	Conolog Corp.	25	—
			2,017,966
Materials (5.8%)
	Mosaic Co.	1,000,374	38,995
	Lubrizol Corp.	425,552	34,176
*	Crown Holdings Inc.	1,010,386	25,300
	Celanese Corp. Class A	977,476	24,349
	Martin Marietta Materials Inc.	283,532	24,046
	Ashland Inc.	489,751	22,734
	Albemarle Corp.	570,226	22,644
	Walter Energy Inc.	334,171	20,334
	Sonoco Products Co.	626,361	19,091
	Valspar Corp.	619,347	18,655
	Steel Dynamics Inc.	1,350,897	17,818
	Nalco Holding Co.	862,744	17,652
	Aptargroup Inc.	423,581	16,020
	Royal Gold Inc.	307,125	14,742

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Reliance Steel & Aluminum Co.	402,798	14,561
	RPM International Inc.	808,794	14,429
	Compass Minerals International Inc.	204,173	14,349
	Packaging Corp. of America	643,639	14,173
	Temple-Inland Inc.	671,177	13,873
	Domtar Corp.	268,859	13,214
	Scotts Miracle-Gro Co. Class A	283,777	12,603
	Cytec Industries Inc.	305,515	12,218
	Rock-Tenn Co. Class A	242,952	12,067
	Greif Inc. Class A	214,513	11,914
*	Solutia Inc.	757,153	9,919
	Cabot Corp.	407,840	9,833
	Silgan Holdings Inc.	334,862	9,503
	Commercial Metals Co.	712,418	9,418
	Carpenter Technology Corp.	274,427	9,009
	Olin Corp.	492,033	8,901
	Huntsman Corp.	1,023,895	8,877
*	Coeur d'Alene Mines Corp.	549,356	8,669
*	Allied Nevada Gold Corp.	434,484	8,551
*	WR Grace & Co.	383,503	8,069
	Sensient Technologies Corp.	308,935	8,011
*	Hecla Mining Co.	1,509,777	7,881
*	Rockwood Holdings Inc.	316,014	7,170
	Eagle Materials Inc.	273,817	7,100
	NewMarket Corp.	72,270	6,311
	HB Fuller Co.	305,254	5,797
	Schweitzer-Mauduit International Inc.	114,635	5,783
	Minerals Technologies Inc.	117,307	5,577
	Schnitzer Steel Industries Inc.	136,143	5,337
*	Louisiana-Pacific Corp.	791,173	5,293
	Texas Industries Inc.	173,256	5,118
*,^	Intrepid Potash Inc.	257,703	5,043
	Worthington Industries Inc.	380,717	4,896
*	PolyOne Corp.	578,696	4,873
	Arch Chemicals Inc.	156,753	4,819
*	OM Group Inc.	195,101	4,655
*	Calgon Carbon Corp.	347,619	4,602
*	RTI International Metals Inc.	187,656	4,524
	Balchem Corp.	178,258	4,456
*	Ferro Corp.	547,535	4,035
*	Clearwater Paper Corp.	72,314	3,960
*	US Gold Corp.	779,435	3,905
	A Schulman Inc.	199,013	3,773
	AMCOL International Corp.	158,065	3,715
*	Stillwater Mining Co.	290,467	3,375
	Stepan Co.	48,290	3,305
*	Century Aluminum Co.	365,796	3,230
	Kaiser Aluminum Corp.	93,113	3,228
	PH Glatfelter Co.	290,179	3,148
	Koppers Holdings Inc.	130,907	2,943
	Innophos Holdings Inc.	112,715	2,940
	Deltic Timber Corp.	68,182	2,850
*	Georgia Gulf Corp.	211,547	2,822
*	Omnova Solutions Inc.	343,744	2,685
*	Brush Engineered Materials Inc.	129,085	2,579
*	Buckeye Technologies Inc.	246,866	2,456
	Zep Inc.	136,104	2,374
	Westlake Chemical Corp.	125,154	2,324
*	Wausau Paper Corp.	327,342	2,216
*	KapStone Paper and Packaging Corp.	198,368	2,210
	Haynes International Inc.	69,167	2,132
*	Horsehead Holding Corp.	275,648	2,084
*	Spartech Corp.	196,865	2,018
	Neenah Paper Inc.	98,437	1,801

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Myers Industries Inc.	217,839	1,762
	Quaker Chemical Corp.	62,200	1,685
*	Boise Inc.	299,885	1,646
	Olympic Steel Inc.	69,633	1,599
*	General Moly Inc.	517,582	1,594
*	Graphic Packaging Holding Co.	452,113	1,424
*	AM Castle & Co.	99,733	1,385
*	Zoltek Cos. Inc.	160,923	1,363
*	LSB Industries Inc.	100,655	1,340
^	Hawkins Inc.	51,982	1,252
*	Senomyx Inc.	298,724	1,132
	American Vanguard Corp.	130,132	1,032
*	AEP Industries Inc.	40,613	970
*	Headwaters Inc.	330,325	938
*	Graham Packaging Co. Inc.	76,010	910
^	Great Northern Iron Ore Properties	9,406	897
*	Kraton Performance Polymers Inc.	44,950	845
*	US Energy Corp. Wyoming	175,794	835
*	Universal Stainless & Alloy	40,327	645
*	ADA-ES Inc.	121,003	643
	NL Industries Inc.	101,944	622
*	Landec Corp.	105,257	620
*	United States Lime & Minerals Inc.	14,815	571
*,^	Mercer International Inc.	135,849	541
*	Metals USA Holdings Corp.	35,800	535
*	Penford Corp.	79,053	512
	Synalloy Corp.	50,636	432
*	Rock of Ages Corp.	91,696	372
	Chase Corp.	25,242	289
*	Nanophase Technologies Corp.	236,823	275
*	WHX Corp.	53,452	228
*	Mod-Pac Corp.	49,498	220
*	TOR Minerals International Inc.	32,018	218
*,^	Flotek Industries Inc.	178,400	216
*	American Pacific Corp.	38,953	196
	KMG Chemicals Inc.	13,475	194
*,^	Timberline Resources Corp.	121,115	114
*	Solitario Exploration & Royalty Corp.	50,600	109
*	Verso Paper Corp.	28,209	65
*	Clean Diesel Technologies Inc.	4,027	4
*	Metalline Mining Co.	5,100	3
			750,293
Telecommunication Services (1.9%)
*	Crown Castle International Corp.	1,538,753	57,334
*	NII Holdings Inc.	1,043,618	33,938
*	SBA Communications Corp. Class A	729,949	24,826
*	tw telecom inc Class A	946,457	15,787
	Telephone & Data Systems Inc.	425,745	12,938
*	Level 3 Communications Inc.	10,333,475	11,263
*	NeuStar Inc. Class A	467,774	9,646
*	Syniverse Holdings Inc.	435,009	8,896
*,^	Clearwire Corp. Class A	1,201,802	8,749
*	AboveNet Inc.	117,594	5,548
*	Leap Wireless International Inc.	379,013	4,920
*	United States Cellular Corp.	104,370	4,295
*	Global Crossing Ltd.	377,060	3,986
	Telephone & Data Systems Inc. - Special Common Shares	147,351	3,911
*	Cincinnati Bell Inc.	1,255,325	3,779
	NTELOS Holdings Corp.	190,095	3,270
	Shenandoah Telecommunications Co.	161,474	2,865
*	PAETEC Holding Corp.	807,179	2,752
	Consolidated Communications Holdings Inc.	148,329	2,523
*	Neutral Tandem Inc.	223,086	2,510
	Atlantic Tele-Network Inc.	59,836	2,471

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Premiere Global Services Inc.	382,478	2,425
	Alaska Communications Systems Group Inc.	276,125	2,344
	USA Mobility Inc.	177,445	2,293
*,^	Iridium Communications Inc.	220,700	2,216
*	General Communication Inc. Class A	280,284	2,127
*	Cogent Communications Group Inc.	277,881	2,106
*	Cbeyond Inc.	163,077	2,038
*	IDT Corp. Class B	126,262	1,610
*	Vonage Holdings Corp.	543,740	1,251
*	ICO Global Communications Holdings Ltd.	670,100	1,079
*	8x8 Inc.	706,742	883
*,^	FiberTower Corp.	177,640	838
	Warwick Valley Telephone Co.	48,561	683
^	HickoryTech Corp.	98,365	664
*	Kratos Defense & Security Solutions Inc.	62,348	655
*	SureWest Communications	84,138	533
*	XETA Technologies Inc.	174,192	531
*,^	Globalstar Inc.	257,377	396
*	inContact Inc.	77,834	191
*,^	TerreStar Corp.	348,400	172
*	Arbinet Corp.	19,279	154
*	Towerstream Corp.	60,110	96
*	Multiband Corp.	33,188	53
*	IDT Corp.	2,456	24
			251,569
Utilities (4.2%)
*	Calpine Corp.	2,161,664	27,496
	National Fuel Gas Co.	511,066	23,448
	NSTAR	666,383	23,323
	OGE Energy Corp.	606,481	22,173
	Alliant Energy Corp.	691,044	21,934
	MDU Resources Group Inc.	1,173,659	21,161
	Energen Corp.	448,456	19,880
	DPL Inc.	742,021	17,734
	AGL Resources Inc.	485,716	17,398
	UGI Corp.	681,145	17,328
	NV Energy Inc.	1,465,704	17,310
	ITC Holdings Corp.	312,813	16,551
	Atmos Energy Corp.	581,123	15,714
	Aqua America Inc.	854,427	15,106
	Westar Energy Inc.	690,116	14,913
	Great Plains Energy Inc.	845,650	14,393
	Hawaiian Electric Industries Inc.	581,342	13,243
	Vectren Corp.	506,564	11,985
	Piedmont Natural Gas Co. Inc.	447,642	11,325
	WGL Holdings Inc.	315,979	10,753
	Cleco Corp.	378,659	10,000
	IDACORP Inc.	300,129	9,985
*	Mirant Corp.	907,482	9,583
	New Jersey Resources Corp.	257,681	9,070
	American Water Works Co. Inc.	436,018	8,982
	Portland General Electric Co.	469,615	8,608
*	RRI Energy Inc.	2,204,766	8,356
	Southwest Gas Corp.	283,138	8,353
	South Jersey Industries Inc.	186,370	8,007
	Northwest Natural Gas Co.	165,775	7,223
	Black Hills Corp.	244,434	6,959
	Unisource Energy Corp.	225,149	6,795
	Avista Corp.	342,526	6,690
	Allete Inc.	188,037	6,438
	PNM Resources Inc.	540,795	6,046
	NorthWestern Corp.	225,723	5,914
*	El Paso Electric Co.	273,032	5,283
	MGE Energy Inc.	143,210	5,161

48

	Vanguard® Extended Market Index Fund
	Schedule of Investments
	June 30, 2010

					Market
					Value
				Shares	($000)
	UIL Holdings Corp.			187,778	4,700
	California Water Service Group			130,380	4,655
	Laclede Group Inc.			139,004	4,605
	Empire District Electric Co.			241,650	4,536
	CH Energy Group Inc.			100,875	3,958
	American States Water Co.			117,772	3,903
	Ormat Technologies Inc.			127,237	3,600
*	Dynegy Inc. Class A			645,848	2,487
	Chesapeake Utilities Corp.			66,591	2,091
	SJW Corp.			83,373	1,954
	Southwest Water Co.			160,246	1,679
	Middlesex Water Co.			95,528	1,514
	Central Vermont Public Service Corp.			71,323	1,408
	Connecticut Water Service Inc.			57,326	1,205
	York Water Co.			74,208	1,054
*	Cadiz Inc.			85,487	1,032
	Unitil Corp.			46,862	980
	Maine & Maritimes Corp.			20,903	926
	Artesian Resources Corp. Class A			33,359	616
	Delta Natural Gas Co. Inc.			19,168	561
	Pennichuck Corp.			21,887	482
*,^	Raser Technologies Inc.			426,705	250
*	Purecycle Corp.			75,236	215
*	US Geothermal Inc.			22,427	18
*	Synthesis Energy Systems Inc.			2,100	2
					539,052

	Total Common Stocks (Cost $12,948,210)				12,875,268

		Coupon

	Temporary Cash Investments (2.0%)[1]
	Money Market Fund (2.0%)
2,3	Vanguard Market Liquidity Fund	0.286%		252,199,278	252,199

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.341%	3/1/11	3,000	2,993

	Total Temporary Cash Investments (Cost $255,193)				255,192

	Total Investments (101.5%) (Cost $13,203,403)				13,130,460
	Other Assets and Liabilities—Net (-1.5%)[3]				(193,367)
	Net Assets (100%)				12,937,093

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $165,205,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $194,629,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,993,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

49

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 982_082010

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios
Semiannual Report

June 30, 2010

Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund
Vanguard Total Stock Market Index Fund

> For the six months ended June 30, 2010, Vanguard’s four large-capitalization U.S. index funds closely tracked their target indexes.

> The returns for the four funds ranged from about –5% for the Vanguard Value Index Fund to nearly –8% for the Vanguard Growth Index Fund.

> In each fund, every sector posted a negative return. Information technology, energy, and health care stocks were among the market’s worst performers for the half-year.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	8
Value Index Fund.	27
Large-Cap Index Fund.	46
Total Stock Market Index Fund.	60
About Your Fund’s Expenses.	75
Trustees Approve Advisory Arrangement.	78
Glossary.	79

Growth Index Fund
Value Index Fund
Large-Cap Index Fund
Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Growth Index Fund
Investor Shares	-7.90%
Admiral™ Shares	-7.84
Signal® Shares	-7.83
Institutional Shares	-7.82
ETF Shares
Market Price	-7.84
Net Asset Value	-7.84
MSCI US Prime Market Growth Index	-7.79
Large-Cap Growth Funds Average	-8.61
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Value Index Fund
Investor Shares	-5.45%
Admiral™ Shares	-5.38
Signal® Shares	-5.34
Institutional Shares	-5.31
ETF Shares
Market Price	-5.35
Net Asset Value	-5.34
MSCI US Prime Market Value Index	-5.31
Large-Cap Value Funds Average	-7.19
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares and Institutional Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	-6.68%
Admiral™ Shares	-6.57
Signal® Shares	-6.58
Institutional Shares	-6.57
ETF Shares
Market Price	-6.60
Net Asset Value	-6.58
MSCI US Prime Market 750 Index	-6.55
Large-Cap Core Funds Average	-7.89
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Total Stock Market Index Fund
Investor Shares	-6.00%
Admiral™ Shares	-5.95
Signal® Shares	-5.97
Institutional Shares	-5.94
ETF Shares
Market Price	-6.00
Net Asset Value	-5.96
MSCI US Broad Market Index	-5.94
Multi-Cap Core Funds Average	-6.32
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares and Institutional Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Performance at a Glance

December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$27.32	$25.04	$0.133	$0.000
Admiral Shares	27.32	25.04	0.153	0.000
Signal Shares	25.30	23.19	0.141	0.000
Institutional Shares	27.32	25.04	0.158	0.000
ETF Shares	53.08	48.65	0.294	0.000
Vanguard Value Index Fund
Investor Shares	$18.63	$17.42	$0.212	$0.000
Admiral Shares	18.63	17.42	0.226	0.000
Signal Shares	19.38	18.13	0.234	0.000
Institutional Shares	18.63	17.43	0.229	0.000
ETF Shares	47.75	44.66	0.577	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$20.47	$18.95	$0.167	$0.000
Admiral Shares	25.59	23.70	0.228	0.000
Signal Shares	22.32	20.67	0.198	0.000
Institutional Shares	105.33	97.54	0.955	0.000
ETF Shares	50.67	46.92	0.450	0.000
Vanguard Total Stock Market Index Fund
Investor Shares	$27.45	$25.59	$0.231	$0.000
Admiral Shares	27.45	25.59	0.246	0.000
Signal Shares	26.50	24.70	0.238	0.000
Institutional Shares	27.46	25.60	0.248	0.000
ETF Shares	56.39	52.56	0.505	0.000

Chairman’s Letter

Dear Shareholder,

Gains made in the U.S. stock market in the first quarter quickly dissipated in the second quarter as fear of a global economic slowdown rattled investors. For the half-year ended June 30, 2010, the returns of Vanguard’s large-cap index funds ranged from about –5% for Vanguard Value Index Fund to nearly –8% for Vanguard Growth Index Fund. The returns of Vanguard Total Stock Market Index Fund (–6% for Investor Shares) and Vanguard Large-Cap Index Fund (about –7%), both of which hold growth and value stocks, fell in between.

Despite the volatile market environment, Vanguard’s four large-cap index funds met their primary objective of closely tracking their target indexes. Returns for three of the funds were ahead of their peer-group averages; one fund was in line with its peer group.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; tax-exempt municipal securities returned more than 3%.

Value stocks prevailed as the market declined
Although each of Vanguard’s four large-cap index funds successfully tracked its target index over the six months, the results were no doubt disappointing for investors. The funds recorded their weakest six-month stretch since the stock market rally in

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

March 2009. The Value Index Fund held up better than the others, while the Growth Index Fund was hardest hit.

Among the four funds, the Value Index Fund benefited the most from having limited exposure to information technology stocks, which fell precipitously in the second quarter, dragging down the Growth, Large-Cap, and Total Stock Market Index Funds. The Growth Index Fund had the largest slice of technology stocks, representing about 35% of its assets, on average. Despite stronger earnings at the beginning of the year, internet software-related companies, as well as those that sell communication equipment, fell from favor as investors worried about the strength of the economic recovery.

The Value Index Fund’s sizable assets in energy, health care, and financials detracted most from its results. These sectors also took a large chunk away from the returns of the Large-Cap, Total Stock Market, and (to a lesser extent) Growth Index Funds. Energy stocks slumped as integrated oil and gas companies coped with the aftermath of the BP oil spill in the Gulf of Mexico and the prospect of tougher government regulation. Health care stocks declined amid looming patent expirations, drug recalls, and overall discomfort with health care reform legislation. Financials, the largest sector in the Value Index Fund, had weak results as investment banks and financial services firms came under intense regulatory scrutiny following the global credit crisis.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.28%	0.14%	0.14%	0.08%	0.14%	1.37%
Value Index Fund	0.26	0.14	0.14	0.08	0.14	1.28
Large-Cap Index Fund	0.26	0.12	0.12	0.08	0.12	1.27
Total Stock Market Index Fund	0.18	0.07	0.07	0.06	0.07	1.20

The fund expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2010, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Value Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Large-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Total Stock Market Index Fund, 0.17% for Investor Shares, 0.07% for Admiral Shares, 0.07% for Signal Shares, 0.06% for Institutional Shares, and 0.07% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; for the Large-Cap Index Fund, Large-Cap Core Funds; for the Total Stock Market Index Fund, Multi-Cap Core Funds.

The Large-Cap Index Fund, which includes the stocks in the Growth and Value Index Funds, performed better than the Growth Index Fund, but slightly worse than the Total Stock Market Index Fund.

Although the Total Stock Market Index Fund is heavily weighted in large-cap stocks, mid- and small-cap companies are also represented. For the period, the smaller-cap companies performed better than their large-cap counterparts. While the fund’s assets are more diversified than those of the other large-cap funds, it too succumbed to declines in all sectors.

Throughout the period, the funds’ advisor, Vanguard Quantitative Equity Group, relied on its skilled portfolio management and sophisticated risk-control and trading systems to deliver market-tracking results.

Diversification is key in uncertain market conditions
The stock market’s sudden decline during the past six months took many investors by surprise. Yet the unpredictable movements of the stock market should not come as a shock, nor should they necessarily affect your investment strategy.

Nobody can predict how the markets will perform for the remainder of the year. What we can try to do is develop a portfolio that is consistent with our long-term goals, time horizon, and tolerance for the market’s unavoidable peaks and valleys.

While it is impossible to completely shield yourself from the gyrations of the market, you can help protect your assets by maintaining a balanced portfolio of stock, bond, and money market funds and diversifying your portfolio within the different asset classes.

Vanguard’s large-cap index funds can play a valuable role in such a balanced portfolio. They offer broad diversification and a low-cost way to gain exposure to the biggest companies in the U.S. stock market.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2010

Growth Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio1	0.28%	0.14%	0.14%	0.08%	0.14%
30-Day SEC Yield	1.01%	1.15%	1.15%	1.19%	1.15%

Portfolio Characteristics
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	428	427	4,114
Median Market Cap $28.5B		$28.5B	$25.2B
Price/Earnings Ratio	17.7x	17.7x	17.6x
Price/Book Ratio	3.0x	3.0x	1.9x
Return on Equity	24.5%	24.3%	19.1%
Earnings Growth Rate 14.3%		14.3%	6.6%
Dividend Yield	1.4%	1.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	27%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
	MSCI US		DJ
	Prime Market		U.S. Total
	Growth		Market
		Index	Index
R-Squared		1.00	0.96
Beta		1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer
	Hardware	4.5%
Microsoft Corp.	Systems Software	3.6
International Business	IT Consulting &
Machines Corp.	Other Services	3.2
Cisco Systems Inc.	Communications
	Equipment	2.4
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	2.2
Google Inc. Class A	Internet Software &
	Services	2.2
Coca-Cola Co.	Soft Drinks	2.1
Hewlett-Packard Co.	Computer
	Hardware	2.0
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.0
PepsiCo Inc.	Soft Drinks	2.0
Top Ten		26.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

Growth Index Fund

Sector Diversification (% of equity exposure)

		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	13.9%	13.9%	11.4%
Consumer Staples	12.7	12.7	10.4
Energy	8.1	8.1	9.4
Financials	5.1	5.1	17.5
Health Care	11.3	11.3	11.7
Industrials	10.1	10.1	10.8
Information
Technology	33.4	33.4	18.7
Materials	4.3	4.3	3.9
Telecommunication
Services	0.8	0.8	2.7
Utilities	0.3	0.3	3.5

Investment Focus

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	13.40%	0.27%	-3.79%
Admiral Shares	11/13/2000	13.57	0.39	-1.85[1]
Signal Shares	6/4/2007	13.58	—	-7.17[1]
Institutional Shares	5/14/1998	13.62	0.43	-3.65
ETF Shares	1/26/2004
Market Price		13.60	0.41	0.48[1]
Net Asset Value		13.58	0.39	0.48[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value •
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.9%)
	McDonald’s Corp.	3,171,640	208,916
*	Amazon.com Inc.	1,048,268	114,534
	Target Corp.	2,085,123	102,525
*	DIRECTV Class A	2,692,174	91,319
*	Ford Motor Co.	8,747,833	88,178
	Lowe’s Cos. Inc.	4,300,638	87,819
	NIKE Inc. Class B	1,112,965	75,181
	Walt Disney Co.	1,900,893	59,878
	Yum! Brands Inc.	1,383,209	54,000
	Starbucks Corp.	2,191,295	53,248
	Johnson Controls Inc.	1,979,977	53,202
	TJX Cos. Inc.	1,237,088	51,896
	Home Depot Inc.	1,754,232	49,241
*	Kohl’s Corp.	858,771	40,792
	Staples Inc.	2,133,785	40,649
	Best Buy Co. Inc.	1,047,331	35,463
	Coach Inc.	926,367	33,859
	Omnicom Group Inc.	915,084	31,387
*	Bed Bath & Beyond Inc.	772,206	28,633
	McGraw-Hill Cos. Inc.	930,876	26,195
	Marriott International Inc.
	Class A	845,500	25,314
*	priceline.com Inc.	134,318	23,713
*	Las Vegas Sands Corp.	973,560	21,555
	Ross Stores Inc.	365,292	19,466
*	O’Reilly Automotive Inc.	405,651	19,293
	Wynn Resorts Ltd.	235,832	17,987
	Viacom Inc. Class B	572,845	17,970
	News Corp. Class B	1,294,624	17,931
	Cablevision Systems Corp.
	Class A	730,001	17,527
*	Apollo Group Inc. Class A	409,605	17,396
*	AutoZone Inc.	87,537	16,914
	Nordstrom Inc.	513,591	16,532
*	Dollar Tree Inc.	390,405	16,253
	Virgin Media Inc.	922,339	15,394
	Harley-Davidson Inc.	690,604	15,352
	Family Dollar Stores Inc.	387,492	14,605

			Market
			Value •
		Shares	($000)
*	Discovery Communications
	Inc. Class A	398,605	14,234
*	NetFlix Inc.	130,761	14,207
	Advance Auto Parts Inc.	279,060	14,003
	Tiffany & Co.	366,811	13,906
	Gap Inc.	711,782	13,851
	International Game
	Technology	874,544	13,730
	Polo Ralph Lauren Corp.
	Class A	187,420	13,674
*	Urban Outfitters Inc.	397,316	13,664
*	CarMax Inc.	656,832	13,071
	Comcast Corp.	789,246	12,967
*	Discovery
	Communications Inc.	417,655	12,918
*	BorgWarner Inc.	344,623	12,868
*	Chipotle Mexican Grill Inc.
	Class A	92,939	12,715
*	Autoliv Inc.	250,972	12,009
	Expedia Inc.	622,613	11,693
*	Liberty Global Inc.	448,564	11,658
	Starwood Hotels & Resorts
	Worldwide Inc.	275,273	11,405
	PetSmart Inc.	364,403	10,994
*	Sirius XM Radio Inc.	11,449,221	10,871
	Scripps Networks
	Interactive Inc. Class A	266,763	10,761
^	Garmin Ltd.	354,141	10,334
*	Interpublic Group of
	Cos. Inc.	1,431,892	10,209
	DeVry Inc.	188,743	9,907
*	ITT Educational
	Services Inc.	104,541	8,679
*	Lear Corp.	129,561	8,577
^	Strayer Education Inc.	41,131	8,551
	Abercrombie & Fitch Co.	259,245	7,956
*	Liberty Global Inc. Class A	300,961	7,822
*	LKQ Corp.	398,497	7,683
*	Liberty Media Corp.–Starz	145,615	7,549
	DISH Network Corp.
	Class A	399,210	7,246

Growth Index Fund

			Market
			Value •
		Shares	($000)
	Washington Post Co.
	Class B	17,616	7,231
*	Dollar General Corp.	251,071	6,917
	Whirlpool Corp.	77,137	6,774
	JC Penney Co. Inc.	313,019	6,724
*	Harman International
	Industries Inc.	204,945	6,126
*,^	Sears Holdings Corp.	87,936	5,685
*	GameStop Corp. Class A	300,341	5,643
	Guess? Inc.	177,142	5,534
*	Liberty Media Corp.–
	Capital	125,867	5,275
	Burger King Holdings Inc.	279,487	4,707
*	Goodyear Tire & Rubber Co. 441,539		4,389
*	TRW Automotive
	Holdings Corp.	158,134	4,360
*	NVR Inc.	6,001	3,931
*	MGM Resorts International	390,724	3,767
	American Eagle
	Outfitters Inc.	291,406	3,424
*	Royal Caribbean Cruises Ltd. 143,580		3,269
*	Pulte Group Inc.	354,975	2,939
	Wendy’s/Arby’s Group Inc.
	Class A	710,873	2,843
*	Toll Brothers Inc.	145,249	2,376
*	Lamar Advertising Co.
	Class A	85,108	2,087
	Weight Watchers
	International Inc.	50,924	1,308
*	Education
	Management Corp.	63,018	961
*	Clear Channel Outdoor
	Holdings Inc. Class A	59,625	518
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 3/2/2012	3,500	—
			2,066,617
Consumer Staples (12.7%)
	Wal-Mart Stores Inc.	6,738,804	323,934
	Coca-Cola Co.	6,115,348	306,501
	PepsiCo Inc.	4,797,235	292,391
	Philip Morris
	International Inc.	5,544,514	254,161
	Colgate-Palmolive Co.	1,455,398	114,627
	Walgreen Co.	2,903,981	77,536
	Costco Wholesale Corp.	1,294,959	71,003
	General Mills Inc.	1,942,685	69,004
	CVS Caremark Corp.	2,049,404	60,089
	Kellogg Co.	785,418	39,507
	Kroger Co.	1,819,823	35,832
	Avon Products Inc.	1,260,090	33,392
	Clorox Co.	413,369	25,695
	Coca-Cola Enterprises Inc.	869,526	22,486
	HJ Heinz Co.	466,099	20,145
	Mead Johnson Nutrition Co. 391,745		19,634
	Estee Lauder Cos. Inc.
	Class A	333,106	18,564

			Market
			Value •
		Shares	($000)
*	Whole Foods Market Inc.	427,046	15,382
	Hershey Co.	304,479	14,594
	Campbell Soup Co.	394,170	14,123
	Dr Pepper Snapple
	Group Inc.	374,456	14,001
*	Energizer Holdings Inc.	195,662	9,838
	Brown-Forman Corp.
	Class B	158,451	9,068
*	Hansen Natural Corp.	220,814	8,636
	Flowers Foods Inc.	244,469	5,972
	Hormel Foods Corp.	75,729	3,066
			1,879,181
Energy (8.0%)
	Exxon Mobil Corp.	5,257,774	300,061
	Schlumberger Ltd.	3,524,346	195,037
	EOG Resources Inc.	744,505	73,237
	Baker Hughes Inc.	1,266,001	52,628
	Anadarko Petroleum Corp.	1,451,861	52,398
	Halliburton Co.	1,734,135	42,573
*	Southwestern Energy Co.	1,020,124	39,418
	Peabody Energy Corp.	792,402	31,007
*	Weatherford
	International Ltd.	2,175,305	28,584
	Smith International Inc.	732,142	27,565
*	Cameron
	International Corp.	720,826	23,441
	El Paso Corp.	2,067,188	22,967
*	Transocean Ltd.	474,153	21,968
	Consol Energy Inc.	647,367	21,855
	National Oilwell Varco Inc.	616,982	20,404
	Pioneer Natural
	Resources Co.	340,578	20,247
*	Ultra Petroleum Corp.	448,391	19,841
*	FMC Technologies Inc.	360,296	18,973
	Range Resources Corp.	469,106	18,835
*	Petrohawk Energy Corp.	887,866	15,067
^	Diamond Offshore
	Drilling Inc.	204,894	12,742
*	Concho Resources Inc.	228,853	12,662
*	Alpha Natural
	Resources Inc.	354,411	12,004
*	Whiting Petroleum Corp.	149,942	11,758
	Noble Corp.	379,488	11,730
	Helmerich & Payne Inc.	311,796	11,387
	Noble Energy Inc.	179,982	10,858
	EXCO Resources Inc.	531,194	7,761
*	Dresser-Rand Group Inc.	243,238	7,674
	Massey Energy Co.	280,557	7,673
*	Oceaneering
	International Inc.	161,840	7,267
*	Kinder Morgan
	Management LLC	115,431	6,532
	Cabot Oil & Gas Corp.	198,869	6,229
*	Denbury Resources Inc.	389,911	5,708
*	Continental Resources Inc.	100,337	4,477
*	Quicksilver Resources Inc.	348,587	3,834

Growth Index Fund

			Market
			Value •
		Shares	($000)
*	Rowan Cos. Inc.	117,628	2,581
	Tesoro Corp.	207,050	2,416
*	Cobalt International
	Energy Inc.	197,432	1,471
			1,192,870
Financials (5.1%)
	American Express Co.	3,174,815	126,040
	CME Group Inc.	196,444	55,309
	Capital One Financial Corp.	1,341,991	54,082
	State Street Corp.	1,460,193	49,384
	Charles Schwab Corp.	2,987,111	42,357
	Franklin Resources Inc.	470,832	40,581
	Aflac Inc.	898,864	38,355
	Public Storage	425,028	37,364
	Simon Property Group Inc.	427,353	34,509
	T Rowe Price Group Inc.	763,594	33,896
	Northern Trust Corp.	641,403	29,953
	Discover Financial
	Services	1,602,680	22,405
*	Intercontinental-Exchange
	Inc.	184,368	20,839
*,^	CIT Group Inc.	560,212	18,969
	Progressive Corp.	658,192	12,321
	SunTrust Banks Inc.	515,100	12,002
	Moody’s Corp.	593,460	11,822
*	TD Ameritrade
	Holding Corp.	694,918	10,632
	Boston Properties Inc.	143,324	10,225
*	CB Richard Ellis Group Inc.
	Class A	733,536	9,983
	Eaton Vance Corp.	345,408	9,537
	Host Hotels & Resorts Inc.	650,944	8,775
	SEI Investments Co.	391,667	7,974
*	Affiliated Managers
	Group Inc.	124,684	7,577
	Brown & Brown Inc.	355,880	6,812
	Comerica Inc.	179,488	6,611
*	St. Joe Co.	272,785	6,318
	Hudson City Bancorp Inc.	489,885	5,996
	Digital Realty Trust Inc.	87,617	5,054
	Janus Capital Group Inc.	542,105	4,814
	Greenhill & Co. Inc.	73,704	4,505
	Zions Bancorporation	155,486	3,354
*	First Horizon National Corp.	235,828	2,700
	City National Corp.	47,671	2,442
	TFS Financial Corp.	177,435	2,202
*	CBOE Holdings Inc.	22,338	727
			756,426
Health Care (11.3%)
*	Amgen Inc.	2,932,958	154,274
	Medtronic Inc.	3,256,151	118,101
*	Gilead Sciences Inc.	2,652,726	90,935
*	Medco Health
	Solutions Inc.	1,367,875	75,343
	Abbott Laboratories	1,601,857	74,935
*	Express Scripts Inc.	1,541,757	72,493

			Market
			Value •
		Shares	($000)
	Baxter International Inc.	1,776,465	72,196
*	Celgene Corp.	1,355,121	68,867
	McKesson Corp.	794,079	53,330
	Allergan Inc.	896,035	52,203
	Becton Dickinson and Co.	694,665	46,973
	Stryker Corp.	879,936	44,050
*	Genzyme Corp.	782,208	39,713
*	Biogen Idec Inc.	794,893	37,718
*	Intuitive Surgical Inc.	113,498	35,822
	Cardinal Health Inc.	1,065,451	35,810
*	St. Jude Medical Inc.	985,263	35,558
*	Zimmer Holdings Inc.	597,805	32,311
*	Hospira Inc.	483,102	27,754
	AmerisourceBergen Corp.
	Class A	832,283	26,425
*	Life Technologies Corp.	533,047	25,186
*	Laboratory Corp. of
	America Holdings	308,515	23,247
	Quest Diagnostics Inc.	448,428	22,318
	CR Bard Inc.	282,084	21,870
*	Vertex Pharmaceuticals Inc.	591,214	19,451
*	Varian Medical Systems Inc.	365,320	19,099
*	DaVita Inc.	304,321	19,002
*	Edwards Lifesciences Corp.	333,555	18,686
*	Waters Corp.	275,872	17,849
*	Millipore Corp.	165,228	17,622
*	Cerner Corp.	205,119	15,566
*	Illumina Inc.	354,739	15,442
*	Mylan Inc.	904,001	15,404
*	Henry Schein Inc.	267,279	14,674
	Perrigo Co.	241,949	14,292
*	ResMed Inc.	221,635	13,478
*	Alexion
	Pharmaceuticals Inc.	262,718	13,448
*	Watson
	Pharmaceuticals Inc.	309,580	12,560
*	Human Genome
	Sciences Inc.	552,169	12,512
	Beckman Coulter Inc.	205,861	12,411
	DENTSPLY International Inc.	412,331	12,333
*	Mettler-Toledo
	International Inc.	99,632	11,122
*	IDEXX Laboratories Inc.	171,289	10,431
*	Covance Inc.	188,692	9,684
*	Lincare Holdings Inc.	290,559	9,446
*	Community Health
	Systems Inc.	274,372	9,276
*	Dendreon Corp.	256,985	8,308
*	Cephalon Inc.	143,544	8,146
*	Amylin Pharmaceuticals Inc.	421,202	7,919
	Patterson Cos. Inc.	270,711	7,723
*	Warner Chilcott PLC
	Class A	333,520	7,621
*	Gen-Probe Inc.	145,726	6,619
*	CareFusion Corp.	278,055	6,312
	Techne Corp.	104,512	6,004

Growth Index Fund

			Market
			Value •
		Shares	($000)
*	Bio-Rad Laboratories Inc.
	Class A	56,224	4,863
*	Myriad Genetics Inc.	284,746	4,257
*	Endo Pharmaceuticals
	Holdings Inc.	121,184	2,644
*	Abraxis Bioscience Inc.	23,668	1,756
			1,673,392
Industrials (10.1%)
	Boeing Co.	2,008,189	126,014
	United Parcel Service Inc.
	Class B	2,104,450	119,722
	Caterpillar Inc.	1,841,454	110,616
	Union Pacific Corp.	1,489,428	103,530
	Emerson Electric Co.	2,217,965	96,903
	Deere & Co.	1,245,708	69,361
	FedEx Corp.	876,171	61,428
	Danaher Corp.	1,620,974	60,171
	Norfolk Southern Corp.	1,089,583	57,802
	Precision Castparts Corp.	417,528	42,972
	PACCAR Inc.	966,385	38,530
	Cummins Inc.	563,829	36,722
	Honeywell International Inc.	749,511	29,253
	CH Robinson
	Worldwide Inc.	491,513	27,358
*	Delta Air Lines Inc.	2,315,420	27,206
	Rockwell Collins Inc.	463,564	24,629
	Lockheed Martin Corp.	329,181	24,524
	ITT Corp.	511,806	22,990
	Fluor Corp.	527,239	22,408
	Expeditors International
	of Washington Inc.	625,502	21,586
	Fastenal Co.	391,249	19,637
	WW Grainger Inc.	181,391	18,039
	Southwest Airlines Co.	1,424,130	15,822
*	Stericycle Inc.	237,490	15,575
	Roper Industries Inc.	276,145	15,453
	Joy Global Inc.	303,383	15,196
*	McDermott
	International Inc.	678,463	14,696
	Flowserve Corp.	164,312	13,934
	Textron Inc.	803,599	13,637
*	Jacobs Engineering
	Group Inc.	367,190	13,380
	Parker Hannifin Corp.	237,114	13,150
	AMETEK Inc.	318,298	12,780
*	Quanta Services Inc.	616,555	12,732
	Iron Mountain Inc.	540,066	12,130
*	Kansas City Southern	300,048	10,907
	Bucyrus International Inc.
	Class A	226,749	10,759
	Rockwell Automation Inc.	210,351	10,326
	Dun & Bradstreet Corp.	150,455	10,099
	Robert Half
	International Inc.	416,024	9,797
*	Navistar International Corp.	187,842	9,242
	Donaldson Co. Inc.	215,963	9,211

			Market
			Value •
		Shares	($000)
	JB Hunt Transport
	Services Inc.	281,400	9,193
*	Verisk Analytics Inc.
	Class A	296,648	8,870
*	Shaw Group Inc.	246,424	8,433
*	Foster Wheeler AG	375,729	7,913
*	Copart Inc.	210,767	7,548
*	IHS Inc. Class A	121,403	7,092
	MSC Industrial Direct Co.
	Class A	132,007	6,687
*	Covanta Holding Corp.	388,073	6,438
*	Alliant Techsystems Inc.	97,368	6,043
*	FTI Consulting Inc.	137,096	5,976
	Pall Corp.	172,854	5,941
	Manpower Inc.	124,795	5,389
*	AMR Corp.	638,161	4,327
	SPX Corp.	73,342	3,873
*	Hertz Global Holdings Inc.	333,003	3,150
*	Terex Corp.	159,927	2,997
*	Sensata Technologies
	Holding NV	100,592	1,608
			1,501,705
Information Technology (33.5%)
*	Apple Inc.	2,673,009	672,342
	Microsoft Corp.	23,267,818	535,392
	International Business
	Machines Corp.	3,829,087	472,816
*	Cisco Systems Inc.	16,877,762	359,665
*	Google Inc. Class A	718,871	319,862
	Hewlett-Packard Co.	6,939,213	300,329
	Oracle Corp.	11,817,439	253,602
	QUALCOMM Inc.	4,953,880	162,685
	Intel Corp.	5,699,065	110,847
*	EMC Corp.	6,050,864	110,731
	Visa Inc. Class A	1,383,307	97,869
	Texas Instruments Inc.	3,660,726	85,222
	Accenture PLC Class A	1,864,161	72,050
*	eBay Inc.	3,446,101	67,578
*	Dell Inc.	5,190,831	62,601
	Automatic Data
	Processing Inc.	1,488,029	59,908
	Mastercard Inc. Class A	292,993	58,461
*	Yahoo! Inc.	3,920,985	54,227
*	Cognizant Technology
	Solutions Corp. Class A	877,301	43,918
	Broadcom Corp. Class A	1,292,638	42,618
*	Adobe Systems Inc.	1,544,875	40,831
*	NetApp Inc.	998,959	37,271
	Corning Inc.	2,297,426	37,103
*	Juniper Networks Inc.	1,536,277	35,058
*	Symantec Corp.	2,376,471	32,985
*	Intuit Inc.	886,923	30,838
	Western Union Co.	2,012,449	30,006
*	Agilent Technologies Inc.	1,028,358	29,236
*	Salesforce.com Inc.	331,293	28,432
*	SanDisk Corp.	674,367	28,371

Growth Index Fund

			Market
			Value •
		Shares	($000)
	Paychex Inc.	958,677	24,897
*	Marvell Technology
	Group Ltd.	1,565,657	24,675
*	Citrix Systems Inc.	542,019	22,889
	CA Inc.	1,226,362	22,565
*	Motorola Inc.	3,409,011	22,227
	Altera Corp.	876,641	21,749
*	Fiserv Inc.	449,110	20,506
*	Akamai Technologies Inc.	505,007	20,488
	Amphenol Corp. Class A	510,603	20,056
*	BMC Software Inc.	538,542	18,650
*,^	First Solar Inc.	163,344	18,593
	Linear Technology Corp.	659,083	18,329
*	Cree Inc.	297,268	17,845
	Activision Blizzard Inc.	1,682,389	17,648
*	NVIDIA Corp.	1,635,656	16,700
*	Autodesk Inc.	677,114	16,495
*	Red Hat Inc.	556,489	16,105
*	F5 Networks Inc.	234,347	16,069
	Analog Devices Inc.	570,363	15,890
*	Sybase Inc.	242,885	15,705
*	Teradata Corp.	496,919	15,146
*	McAfee Inc.	467,998	14,377
*	VeriSign Inc.	540,722	14,356
*	Electronic Arts Inc.	962,792	13,864
*	Western Digital Corp.	438,043	13,211
*	FLIR Systems Inc.	450,829	13,115
*	VMware Inc. Class A	197,056	12,334
	Tyco Electronics Ltd.	473,639	12,021
*	Rovi Corp.	307,057	11,641
*	ANSYS Inc.	265,013	10,752
*	Equinix Inc.	128,872	10,467
	Harris Corp.	250,609	10,438
*	Nuance
	Communications Inc.	669,515	10,009
*	Trimble Navigation Ltd.	355,674	9,959
*	Dolby Laboratories Inc.
	Class A	158,329	9,926
*	Alliance Data Systems Corp.	154,166	9,176
*	Hewitt Associates Inc.
	Class A	263,242	9,071
	Factset Research
	Systems Inc.	131,919	8,837
	Lender Processing
	Services Inc.	281,428	8,812
	Global Payments Inc.	240,190	8,777
*	ON Semiconductor Corp.	1,260,490	8,042
	Broadridge Financial
	Solutions Inc.	397,249	7,568
*	Novellus Systems Inc.	282,531	7,165
*	Brocade Communications
	Systems Inc.	1,308,496	6,752
*	MEMC Electronic
	Materials Inc.	658,784	6,509

			Market
			Value •
		Shares	($000)
*	Advanced Micro
	Devices Inc.	843,158	6,172
*	NCR Corp.	471,388	5,713
*	Avago Technologies Ltd.	245,469	5,170
*	Lam Research Corp.	131,928	5,021
*	Flextronics
	International Ltd.	839,525	4,701
*	Arrow Electronics Inc.	176,667	3,949
	DST Systems Inc.	56,525	2,043
*,^	SunPower Corp. Class A	163,413	1,977
*	SunPower Corp. Class B	61,681	666
			4,958,672
Materials (4.3%)
	Newmont Mining Corp.	1,423,749	87,902
	Freeport-McMoRan
	Copper & Gold Inc.	1,269,101	75,042
	Monsanto Co.	1,608,408	74,341
	Praxair Inc.	902,895	68,611
	Air Products &
	Chemicals Inc.	625,298	40,526
	Ecolab Inc.	696,341	31,273
	Alcoa Inc.	3,007,389	30,254
	International Paper Co.	1,221,320	27,638
	Sherwin-Williams Co.	274,638	19,002
	Cliffs Natural
	Resources Inc.	398,757	18,805
	Mosaic Co.	459,211	17,900
	Sigma-Aldrich Corp.	359,068	17,892
	Lubrizol Corp.	201,663	16,196
	Weyerhaeuser Co.	405,358	14,269
	CF Industries Holdings Inc.	200,922	12,749
*	Crown Holdings Inc.	475,919	11,917
	Allegheny Technologies Inc.	260,501	11,512
	Celanese Corp. Class A	429,940	10,710
	Walter Energy Inc.	157,818	9,603
	Nalco Holding Co.	407,583	8,339
	Scotts Miracle-Gro Co.
	Class A	137,298	6,097
	United States Steel Corp.	147,933	5,703
*	Titanium Metals Corp.	265,331	4,667
	FMC Corp.	71,156	4,086
	Martin Marietta
	Materials Inc.	46,725	3,963
	Steel Dynamics Inc.	212,358	2,801
			631,798
Telecommunication Services (0.8%)
*	American Tower Corp.
	Class A	1,182,303	52,612
*	Crown Castle
	International Corp.	863,336	32,168
*	NII Holdings Inc.	491,502	15,984
*	SBA Communications
	Corp. Class A	327,249	11,130

	Growth Index Fund

			Market
			Value •
		Shares	($000)
*	MetroPCS
	Communications Inc.	472,479	3,870
*	Level 3
	Communications Inc.	2,429,706	2,648
*	Clearwire Corp. Class A	188,914	1,375
			119,787
	Utilities (0.3%)
*	AES Corp.	1,992,906	18,414
	EQT Corp.	402,760	14,556
*	Calpine Corp.	1,044,394	13,285
			46,255
	Total Common Stocks
	(Cost $14,225,023)		14,826,703
Temporary Cash Investment (0.5%)
	Money Market Fund (0.5%)
1,2	Vanguard Market
	Liquidity Fund, 0.286%
	(Cost $71,674)	71,674,164	71,674
	Total Investments (100.5%)
	(Cost $14,296,697)		14,898,377
Other Assets and Liabilities (-0.5%)
	Other Assets		35,374
	Liabilities2		(108,629)
			(73,255)
	Net Assets (100%)		14,825,122

At June 30, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	16,562,201
Overdistributed Net Investment Income	(26,967)
Accumulated Net Realized Losses	(2,311,792)
Unrealized Appreciation (Depreciation)	601,680
Net Assets	14,825,122

Investor Shares—Net Assets
Applicable to 207,309,578 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,191,249
Net Asset Value Per Share—
Investor Shares	$25.04

Amount
($000)
Admiral Shares—Net Assets
Applicable to 61,625,019 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,543,207
Net Asset Value Per Share—
Admiral Shares	$25.04

Signal Shares—Net Assets
Applicable to 58,517,191 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,357,022
Net Asset Value Per Share—
Signal Shares	$23.19

Institutional Shares—Net Assets
Applicable to 119,855,041 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,001,525
Net Asset Value Per Share—
Institutional Shares	$25.04

ETF Shares—Net Assets
Applicable to 76,712,725 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,732,119
Net Asset Value Per Share—
ETF Shares	$48.65

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $49,426,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $50,665,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	96,896
Interest[1]	30
Security Lending	1,068
Total Income	97,994
Expenses
The Vanguard Group—Note B
Investment Advisory Services	501
Management and Administrative—Investor Shares	6,466
Management and Administrative—Admiral Shares	768
Management and Administrative—Signal Shares	613
Management and Administrative—Institutional Shares	718
Management and Administrative—ETF Shares	1,638
Marketing and Distribution—Investor Shares	670
Marketing and Distribution—Admiral Shares	143
Marketing and Distribution—Signal Shares	194
Marketing and Distribution—Institutional Shares	401
Marketing and Distribution—ETF Shares	545
Custodian Fees	95
Shareholders’ Reports—Investor Shares	83
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	8
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	80
Trustees’ Fees and Expenses	14
Total Expenses	12,939
Net Investment Income	85,055
Realized Net Gain (Loss) on Investment Securities Sold	208,908
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,573,171)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,279,208)
1 Interest income from an affiliated company of the fund was $30,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,055	168,420
Realized Net Gain (Loss)	208,908	199,009
Change in Unrealized Appreciation (Depreciation)	(1,573,171)	3,794,205
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,279,208)	4,161,634
Distributions
Net Investment Income
Investor Shares	(27,657)	(59,216)
Admiral Shares	(9,333)	(19,327)
Signal Shares	(8,170)	(15,471)
Institutional Shares	(18,079)	(34,330)
ETF Shares	(22,376)	(44,628)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(85,615)	(172,972)
Capital Share Transactions
Investor Shares	(106,250)	4,289
Admiral Shares	43,559	(86,171)
Signal Shares	53,376	150,783
Institutional Shares	368,875	167,646
ETF Shares	160,732	176,302
Net Increase (Decrease) from Capital Share Transactions	520,292	412,849
Total Increase (Decrease)	(844,531)	4,401,511
Net Assets
Beginning of Period	15,669,653	11,268,142
End of Period[1]	14,825,122	15,669,653

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($26,967,000) and ($26,407,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.32	$20.29	$33.23	$29.77	$27.54	$26.41
Investment Operations
Net Investment Income	.133	.276	.261	.270	.241	.196
Net Realized and Unrealized Gain (Loss)
on Investments	(2.280)	7.035	(12.939)	3.460	2.228	1.139
Total from Investment Operations	(2.147)	7.311	(12.678)	3.730	2.469	1.335
Distributions
Dividends from Net Investment Income	(.133)	(.281)	(.262)	(.270)	(.239)	(.205)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.133)	(.281)	(.262)	(.270)	(.239)	(.205)
Net Asset Value, End of Period	$25.04	$27.32	$20.29	$33.23	$29.77	$27.54

Total Return[1]	-7.90%	36.29%	-38.32%	12.56%	9.01%	5.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,191	$5,770	$4,279	$6,992	$6,707	$6,761
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.28%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.97%[2]	1.20%	0.93%	0.83%	0.86%	0.75%
Portfolio Turnover Rate[3]	27%[2]	29%	27%	23%	28%	23%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.32	$20.30	$33.23	$29.77	$27.54	$26.41
Investment Operations
Net Investment Income	.153	.308	.294	.308	.272	.226
Net Realized and Unrealized Gain (Loss)
on Investments	(2.280)	7.027	(12.929)	3.460	2.228	1.139
Total from Investment Operations	(2.127)	7.335	(12.635)	3.768	2.500	1.365
Distributions
Dividends from Net Investment Income	(.153)	(.315)	(.295)	(.308)	(.270)	(.235)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.153)	(.315)	(.295)	(.308)	(.270)	(.235)
Net Asset Value, End of Period	$25.04	$27.32	$20.30	$33.23	$29.77	$27.54

Total Return	-7.84%	36.42%	-38.22%	12.70%	9.13%	5.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,543	$1,641	$1,296	$2,203	$2,505	$2,076
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.11%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.11%[1]	1.34%	1.05%	0.95%	0.97%	0.86%
Portfolio Turnover Rate[2]	27%[1]	29%	27%	23%	28%	23%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Financial Highlights

Signal Shares

	Six Months			June 4,
	Ended	Year Ended		2007[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$25.30	$18.80	$30.77	$30.26
Investment Operations
Net Investment Income	.141	.286	.273	.168
Net Realized and Unrealized Gain (Loss) on Investments	(2.110)	6.507	(11.970)	.563
Total from Investment Operations	(1.969)	6.793	(11.697)	.731
Distributions
Dividends from Net Investment Income	(.141)	(.293)	(.273)	(.221)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.141)	(.293)	(.273)	(.221)
Net Asset Value, End of Period	$23.19	$25.30	$18.80	$30.77

Total Return	-7.83%	36.42%	-38.21%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,357	$1,428	$941	$1,425
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.11%[2]	1.34%	1.05%	0.95%[2]
Portfolio Turnover Rate[3]	27%[2]	29%	27%	23%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.32	$20.30	$33.23	$29.77	$27.54	$26.41
Investment Operations
Net Investment Income	.158	.322	.305	.318	.280	.234
Net Realized and Unrealized Gain (Loss)
on Investments	(2.280)	7.027	(12.930)	3.460	2.228	1.139
Total from Investment Operations	(2.122)	7.349	(12.625)	3.778	2.508	1.373
Distributions
Dividends from Net Investment Income	(.158)	(.329)	(.305)	(.318)	(.278)	(.243)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.158)	(.329)	(.305)	(.318)	(.278)	(.243)
Net Asset Value, End of Period	$25.04	$27.32	$20.30	$33.23	$29.77	$27.54

Total Return	-7.82%	36.50%	-38.19%	12.73%	9.16%	5.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,002	$2,913	$2,016	$3,210	$2,132	$1,448
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.15%[1]	1.40%	1.09%	0.98%	1.00%	0.89%
Portfolio Turnover Rate[2]	27%[1]	29%	27%	23%	28%	23%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$53.08	$39.43	$64.56	$57.85	$53.52	$51.33
Investment Operations
Net Investment Income	.296	.598	.579	.600	.535	.444
Net Realized and Unrealized Gain (Loss)
on Investments	(4.432)	13.666	(25.132)	6.710	4.323	2.206
Total from Investment Operations	(4.136)	14.264	(24.553)	7.310	4.858	2.650
Distributions
Dividends from Net Investment Income	(.294)	(.614)	(.577)	(.600)	(.528)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.294)	(.614)	(.577)	(.600)	(.528)	(.460)
Net Asset Value, End of Period	$48.65	$53.08	$39.43	$64.56	$57.85	$53.52

Total Return	-7.84%	36.46%	-38.22%	12.68%	9.13%	5.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,732	$3,917	$2,736	$3,232	$1,336	$324
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.11%[1]	1.34%	1.06%	0.95%	0.97%	0.86%
Portfolio Turnover Rate[2]	27%[1]	29%	27%	23%	28%	23%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and accountsize criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $3,025,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $31,081,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $2,487,079,000 to offset future net capital gains of $747,930,000 through December 31, 2010, $742,396,000 through December 31, 2011, and $996,753,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $14,296,697,000. Net unrealized appreciation of investment securities for tax purposes was $601,680,000, consisting of unrealized gains of $1,788,722,000 on securities that had risen in value since their purchase and $1,187,042,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $2,707,912,000 of investment securities and sold $2,180,742,000 of investment securities, other than temporary cash investments.

Growth Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	428,631	15,502	825,020	37,006
Issued in Lieu of Cash Distributions	26,504	962	56,637	2,446
Redeemed	(561,385)	(20,363)	(877,368)	(39,063)
Net Increase (Decrease)—Investor Shares	(106,250)	(3,899)	4,289	389
Admiral Shares
Issued	152,218	5,491	213,424	9,300
Issued in Lieu of Cash Distributions	8,161	296	16,508	712
Redeemed	(116,820)	(4,233)	(316,103)	(13,793)
Net Increase (Decrease)—Admiral Shares	43,559	1,554	(86,171)	(3,781)
Signal Shares
Issued	228,369	8,950	431,599	20,087
Issued in Lieu of Cash Distributions	6,756	265	13,019	605
Redeemed	(181,749)	(7,147)	(293,835)	(14,327)
Net Increase (Decrease)—Signal Shares	53,376	2,068	150,783	6,365
Institutional Shares
Issued	643,459	23,133	755,744	33,073
Issued in Lieu of Cash Distributions	15,733	572	29,495	1,269
Redeemed	(290,317)	(10,465)	(617,593)	(27,050)
Net Increase (Decrease)—Institutional Shares	368,875	13,240	167,646	7,292
ETF Shares
Issued	235,641	4,328	629,619	14,191
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(74,909)	(1,400)	(453,317)	(9,800)
Net Increase (Decrease)—ETF Shares	160,732	2,928	176,302	4,391

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Value Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio1	0.26%	0.14%	0.14%	0.08%	0.14%
30-Day SEC Yield	2.32%	2.46%	2.46%	2.50%	2.46%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	Value Index	Index
Number of Stocks	422	421	4,114
Median Market Cap $38.6B		$38.6B	$25.2B
Price/Earnings Ratio	15.5x	15.5x	17.6x
Price/Book Ratio	1.4x	1.4x	1.9x
Return on Equity	16.5%	16.5%	19.1%
Earnings Growth Rate	-0.5%	-0.5%	6.6%
Dividend Yield	2.9%	2.9%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	27%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Prime Market		Market
	Value Index		Index
R-Squared		1.00	0.95
Beta		1.00	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	3.7%
Procter & Gamble Co.	Household
	Products	3.4
Johnson & Johnson	Pharmaceuticals	3.2
General Electric Co.	Industrial
	Conglomerates	3.0
JPMorgan Chase & Co.	Diversified Financial
	Services	2.9
Bank of America Corp.	Diversified Financial
	Services	2.8
AT&T Inc.	Integrated
	Telecommunication
	Services	2.8
Chevron Corp.	Integrated Oil &
	Gas	2.7
Wells Fargo & Co.	Diversified Banks	2.5
Pfizer Inc.	Pharmaceuticals	2.3
Top Ten		29.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	6.9%	6.9%	11.4%
Consumer Staples	9.1	9.1	10.4
Energy	13.5	13.5	9.4
Financials	26.2	26.2	17.5
Health Care	13.4	13.4	11.7
Industrials	10.8	10.8	10.8
Information
Technology	4.6	4.6	18.7
Materials	3.0	3.0	3.9
Telecommunication
Services	5.2	5.2	2.7
Utilities	7.3	7.3	3.5

Investment Focus

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	15.89%	-1.32%	1.09%
Admiral Shares	11/13/2000	16.05	-1.21	0.49[1]
Signal Shares	6/4/2007	16.11	—	-12.50[1]
Institutional Shares	7/2/1998	16.17	-1.17	1.23
ETF Shares	1/26/2004
Market Price		16.07	-1.20	0.94[1]
Net Asset Value		16.07	-1.21	0.94[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value •
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.9%)
	Walt Disney Co.	2,655,201	83,639
	Time Warner Inc.	2,550,212	73,727
	Home Depot Inc.	2,450,604	68,788
	Comcast Corp. Class A	3,377,738	58,671
	News Corp. Class A	3,704,718	44,308
	Time Warner Cable Inc.	781,872	40,720
	Comcast Corp.	2,298,487	37,764
	Carnival Corp.	1,031,418	31,190
	Viacom Inc. Class B	799,493	25,080
	CBS Corp. Class B	1,386,302	17,925
	Mattel Inc.	805,943	17,054
	Stanley Black & Decker Inc.	335,171	16,933
	Macy’s Inc.	934,792	16,733
	VF Corp.	196,703	14,001
	Genuine Parts Co.	351,682	13,874
	Ltd Brands Inc.	607,136	13,400
*	Liberty Media Corp.–
	Interactive	1,257,711	13,206
	Fortune Brands Inc.	336,810	13,196
	H&R Block Inc.	743,635	11,668
	Darden Restaurants Inc.	294,350	11,436
	Hasbro Inc.	272,021	11,180
	Gap Inc.	535,222	10,415
	Whirlpool Corp.	107,713	9,459
	Newell Rubbermaid Inc.	615,482	9,011
	Starwood Hotels &
	Resorts Worldwide Inc.	206,978	8,575
	Wyndham Worldwide Corp.	397,013	7,996
	Gannett Co. Inc.	527,068	7,094
	Leggett & Platt Inc.	329,464	6,609
	DR Horton Inc.	635,131	6,243
*	Mohawk Industries Inc.	128,870	5,897
*	NVR Inc.	8,390	5,496
	JC Penney Co. Inc.	234,931	5,046
	Lennar Corp. Class A	341,387	4,749
	News Corp. Class B	334,806	4,637
*	Royal Caribbean Cruises Ltd.	200,996	4,577
	Foot Locker Inc.	347,976	4,391

			Market
			Value •
		Shares	($000)
*	Pulte Group Inc.	497,028	4,115
*	Liberty Media Corp.–Capital	94,976	3,980
*	Hyatt Hotels Corp. Class A	97,036	3,599
*	Penn National Gaming Inc.	149,482	3,453
*	Toll Brothers Inc.	203,312	3,326
	Brinker International Inc.	226,698	3,278
	DISH Network Corp.
	Class A	162,390	2,947
*,^	AutoNation Inc.	150,750	2,940
*	MGM Resorts International	294,568	2,840
	Interactive Data Corp.	83,413	2,784
	American Eagle
	Outfitters Inc.	218,180	2,564
*,^	Sears Holdings Corp.	35,467	2,293
*	GameStop Corp. Class A	121,170	2,277
*	Goodyear Tire & Rubber Co.	178,263	1,772
*	TRW Automotive
	Holdings Corp.	63,888	1,761
*	Lamar Advertising Co.
	Class A	63,696	1,562
	Wendy’s/Arby’s Group Inc.
	Class A	286,920	1,148
	Weight Watchers
	International Inc.	38,282	984
*,^	Education
	Management Corp.	47,415	723
*	Clear Channel Outdoor
	Holdings Inc. Class A	44,964	390
			783,424
Consumer Staples (9.1%)
	Procter & Gamble Co.	6,439,615	386,248
	Kraft Foods Inc.	3,866,811	108,271
	Altria Group Inc.	4,612,530	92,435
	Kimberly-Clark Corp.	923,191	55,973
	CVS Caremark Corp.	1,541,849	45,207
	Sysco Corp.	1,314,164	37,546
	Archer-Daniels-Midland Co.	1,282,742	33,120
	Lorillard Inc.	343,038	24,692
	ConAgra Foods Inc.	982,748	22,918
	Sara Lee Corp.	1,468,240	20,702

Value Index Fund

			Market
			Value •
		Shares	($000)
	Reynolds American Inc.	387,544	20,199
	Safeway Inc.	860,573	16,919
	JM Smucker Co.	263,726	15,882
	Molson Coors Brewing Co.
	Class B	358,423	15,183
	HJ Heinz Co.	350,400	15,144
	Bunge Ltd.	302,815	14,896
	Tyson Foods Inc. Class A	645,416	10,578
	Dr Pepper Snapple
	Group Inc.	281,593	10,529
	McCormick & Co. Inc.	265,313	10,071
	Church & Dwight Co. Inc.	156,552	9,817
	Mead Johnson Nutrition Co.	158,864	7,962
*	Constellation Brands Inc.
	Class A	438,692	6,852
*	Ralcorp Holdings Inc.	121,168	6,640
	Hershey Co.	123,551	5,922
	Campbell Soup Co.	159,376	5,710
	Alberto-Culver Co. Class B	196,851	5,333
	SUPERVALU Inc.	469,183	5,086
*	Smithfield Foods Inc.	331,666	4,942
	Hormel Foods Corp.	105,734	4,280
*	Dean Foods Co.	403,058	4,059
	Brown-Forman Corp.
	Class B	64,422	3,687
			1,026,803
Energy (13.5%)
	Exxon Mobil Corp.	7,344,538	419,153
	Chevron Corp.	4,452,576	302,152
	ConocoPhillips	3,131,579	153,729
	Occidental Petroleum Corp.	1,800,075	138,876
	Apache Corp.	746,151	62,818
	Devon Energy Corp.	941,271	57,342
	Marathon Oil Corp.	1,569,767	48,804
	Hess Corp.	653,157	32,880
	Chesapeake Energy Corp.	1,437,299	30,111
	Spectra Energy Corp.	1,434,958	28,800
	Williams Cos. Inc.	1,293,302	23,642
	Valero Energy Corp.	1,251,844	22,508
	Murphy Oil Corp.	402,419	19,940
	Halliburton Co.	702,103	17,237
*	Transocean Ltd.	356,403	16,512
	National Oilwell Varco Inc.	463,692	15,334
	Noble Energy Inc.	251,292	15,160
*	Newfield Exploration Co.	294,890	14,408
	Cimarex Energy Co.	185,725	13,294
*	Nabors Industries Ltd.	630,937	11,117
	Sunoco Inc.	259,590	9,026
	Noble Corp.	284,949	8,808
*	Pride International Inc.	388,973	8,690
*	Denbury Resources Inc.	543,637	7,959
	Arch Coal Inc.	360,801	7,148
*	Forest Oil Corp.	236,130	6,461
*	Plains Exploration &
	Production Co.	309,522	6,379

			Market
			Value •
		Shares	($000)
*	Kinder Morgan
	Management LLC	87,080	4,928
	Tidewater Inc.	115,000	4,453
	Patterson-UTI Energy Inc.	341,284	4,392
*	Rowan Cos. Inc.	164,511	3,609
	Cabot Oil & Gas Corp.	80,315	2,516
	Tesoro Corp.	155,210	1,811
			1,519,997
Financials (26.2%)
	JPMorgan Chase & Co.	8,808,307	322,472
	Bank of America Corp.	22,241,825	319,615
	Wells Fargo & Co.	10,911,639	279,338
*	Citigroup Inc.	47,351,195	178,041
	Goldman Sachs Group Inc.	1,082,686	142,124
*	Berkshire Hathaway Inc.
	Class B	1,270,933	101,281
	US Bancorp	4,241,709	94,802
	MetLife Inc.	1,816,114	68,577
	Bank of New York
	Mellon Corp.	2,678,790	66,139
	PNC Financial Services
	Group Inc.	1,146,289	64,765
	Morgan Stanley	2,789,831	64,752
	Travelers Cos. Inc.	1,138,887	56,090
	Prudential Financial Inc.	1,026,641	55,090
	BB&T Corp.	1,531,721	40,300
	ACE Ltd.	746,390	38,424
	Chubb Corp.	728,743	36,444
	Allstate Corp.	1,130,603	32,482
	Marsh & McLennan
	Cos. Inc.	1,179,481	26,597
	Vornado Realty Trust	361,478	26,370
	Equity Residential	624,730	26,014
	Simon Property Group Inc.	321,238	25,940
	Loews Corp.	749,008	24,949
	Fifth Third Bancorp	1,762,146	21,657
	Annaly Capital
	Management Inc.	1,226,005	21,026
	HCP Inc.	651,180	21,001
	Ameriprise Financial Inc.	566,295	20,460
	Hartford Financial
	Services Group Inc.	918,772	20,332
	AON Corp.	532,271	19,758
	Regions Financial Corp.	2,643,390	17,394
	Progressive Corp.	919,165	17,207
	AvalonBay Communities Inc.	180,657	16,868
	SunTrust Banks Inc.	719,333	16,760
	Principal Financial
	Group Inc.	707,966	16,595
	Ventas Inc.	347,228	16,302
	Lincoln National Corp.	669,919	16,272
	Invesco Ltd.	956,680	16,101
	Unum Group	736,664	15,986
	NYSE Euronext	576,225	15,921
	M&T Bank Corp.	184,344	15,660
	Aflac Inc.	363,836	15,525

Value Index Fund

			Market
			Value •
		Shares	($000)
	KeyCorp	1,947,166	14,974
	Boston Properties Inc.	200,126	14,277
*	Genworth Financial Inc.
	Class A	1,083,949	14,167
	New York Community
	Bancorp Inc.	912,113	13,928
	Plum Creek Timber Co. Inc.	360,993	12,465
	Host Hotels & Resorts Inc.	909,260	12,257
	XL Capital Ltd. Class A	758,216	12,139
	Kimco Realty Corp.	898,756	12,079
	Health Care REIT Inc.	274,081	11,544
	Willis Group Holdings PLC	374,546	11,255
	People’s United
	Financial Inc.	830,417	11,211
*	SLM Corp.	1,076,286	11,183
	BlackRock Inc.	77,013	11,044
	ProLogis	1,050,954	10,646
	Macerich Co.	285,179	10,643
	PartnerRe Ltd.	146,388	10,268
	Legg Mason Inc.	357,798	10,029
	Federal Realty
	Investment Trust	135,995	9,556
	SL Green Realty Corp.	172,418	9,490
	Everest Re Group Ltd.	133,737	9,458
	Nationwide Health
	Properties Inc.	260,172	9,306
*	American International
	Group Inc.	269,109	9,268
	Comerica Inc.	250,610	9,230
	Torchmark Corp.	183,565	9,088
	Assurant Inc.	258,625	8,974
	Cincinnati Financial Corp.	343,026	8,874
	Huntington
	Bancshares Inc.	1,587,783	8,796
*	Arch Capital Group Ltd.	117,214	8,732
	AMB Property Corp.	367,971	8,725
*	Leucadia National Corp.	431,343	8,416
	Hudson City Bancorp Inc.	683,112	8,361
	Axis Capital Holdings Ltd.	277,762	8,255
	WR Berkley Corp.	304,792	8,065
	Marshall & Ilsley Corp.	1,106,252	7,943
	Rayonier Inc.	177,482	7,813
	RenaissanceRe
	Holdings Ltd.	133,090	7,489
	Reinsurance Group of
	America Inc. Class A	161,599	7,387
	Liberty Property Trust	250,525	7,228
	Digital Realty Trust Inc.	122,105	7,043
^	Realty Income Corp.	231,827	7,031
*	Markel Corp.	20,649	7,021
	Transatlantic Holdings Inc.	142,325	6,826
	UDR Inc.	345,853	6,616
	Fidelity National Financial
	Inc. Class A	484,462	6,293
	Duke Realty Corp.	550,955	6,253
	Regency Centers Corp.	181,029	6,227

			Market
			Value •
		Shares	($000)
	HCC Insurance
	Holdings Inc.	249,938	6,189
	Old Republic
	International Corp.	507,622	6,157
	Cullen/Frost Bankers Inc.	119,637	6,149
	Hospitality Properties Trust	273,034	5,761
	White Mountains
	Insurance Group Ltd.	17,618	5,712
	Commerce Bancshares Inc. 156,497		5,632
	Raymond James
	Financial Inc.	220,003	5,432
*	NASDAQ OMX Group Inc.	305,432	5,431
	Jefferies Group Inc.	246,696	5,200
	Weingarten Realty
	Investors	253,655	4,832
	American Financial
	Group Inc.	174,418	4,765
	Zions Bancorporation	216,290	4,665
	TCF Financial Corp.	278,974	4,634
	Assured Guaranty Ltd.	348,257	4,621
	Associated Banc-Corp	364,656	4,471
	Federated Investors Inc.
	Class B	204,954	4,245
	Validus Holdings Ltd.	161,087	3,934
*	First Horizon National Corp.	329,535	3,773
	City National Corp.	66,575	3,411
	BOK Financial Corp.	60,037	2,850
	Mercury General Corp.	60,686	2,515
	Capitol Federal Financial	49,346	1,636
	TFS Financial Corp.	71,566	888
			2,952,207
Health Care (13.4%)
	Johnson & Johnson	6,117,084	361,275
	Pfizer Inc.	17,892,398	255,146
	Merck & Co. Inc.	6,771,935	236,815
	Abbott Laboratories	2,237,374	104,664
	Bristol-Myers Squibb Co.	3,800,237	94,778
	Eli Lilly & Co.	2,301,005	77,084
	UnitedHealth Group Inc.	2,566,419	72,886
*	WellPoint Inc.	984,356	48,165
	Covidien PLC	1,109,262	44,570
*	Thermo Fisher
	Scientific Inc.	907,949	44,535
	Aetna Inc.	956,076	25,221
*	Boston Scientific Corp.	3,349,736	19,428
	CIGNA Corp.	609,436	18,929
*	Forest Laboratories Inc.	670,146	18,382
*	Humana Inc.	377,271	17,230
*	Hologic Inc.	572,754	7,978
	Universal Health
	Services Inc. Class B	199,071	7,595
	Pharmaceutical Product
	Development Inc.	249,140	6,331
	Omnicare Inc.	266,264	6,310
*	Coventry Health Care Inc.	327,630	5,793
*	Health Net Inc.	221,677	5,402

Value Index Fund

			Market
			Value •
		Shares	($000)
*	Kinetic Concepts Inc.	142,696	5,210
*	Charles River Laboratories
	International Inc.	146,469	5,011
*	CareFusion Corp.	209,373	4,753
*	Inverness Medical
	Innovations Inc.	175,665	4,683
*	King Pharmaceuticals Inc.	552,685	4,195
*	Endo Pharmaceuticals
	Holdings Inc.	168,488	3,676
*	Dendreon Corp.	104,490	3,378
*	Cephalon Inc.	57,953	3,289
			1,512,712
Industrials (10.8%)
	General Electric Co.	23,655,590	341,114
	United Technologies Corp.	1,974,325	128,153
	3M Co.	1,499,002	118,406
	CSX Corp.	864,918	42,926
	General Dynamics Corp.	727,017	42,574
	Honeywell
	International Inc.	1,046,386	40,840
	Raytheon Co.	840,609	40,677
	Tyco International Ltd.	1,140,918	40,195
	Illinois Tool Works Inc.	947,045	39,094
	Northrop Grumman Corp.	637,485	34,705
	Lockheed Martin Corp.	459,682	34,246
	Waste Management Inc.	1,021,908	31,976
	Republic Services Inc.
	Class A	844,366	25,103
	Ingersoll-Rand PLC	712,229	24,565
	Eaton Corp.	350,680	22,948
	Goodrich Corp.	277,329	18,373
	L-3 Communications
	Holdings Inc.	256,126	18,144
	Dover Corp.	414,892	17,338
	Cooper Industries PLC	370,489	16,302
	Pitney Bowes Inc.	459,795	10,097
	Parker Hannifin Corp.	178,186	9,882
	Masco Corp.	797,681	8,583
	Equifax Inc.	280,587	7,873
	Rockwell Automation Inc.	158,137	7,763
*	Owens Corning	255,279	7,635
	RR Donnelley & Sons Co.	456,268	7,469
*	URS Corp.	185,870	7,314
	Cintas Corp.	304,616	7,302
	KBR Inc.	355,259	7,226
	Avery Dennison Corp.	224,040	7,198
	Pentair Inc.	219,053	7,054
	Southwest Airlines Co.	577,481	6,416
*	AGCO Corp.	205,491	5,542
	Ryder System Inc.	118,601	4,771
*	Aecom Technology Corp.	201,656	4,650
	Pall Corp.	129,875	4,464
*	Spirit Aerosystems Holdings
	Inc. Class A	233,785	4,456
	Harsco Corp.	178,084	4,185
	Manpower Inc.	93,775	4,049

			Market
			Value •
		Shares	($000)
	SPX Corp.	55,176	2,914
*	Hertz Global Holdings Inc.	249,674	2,362
*	Terex Corp.	119,779	2,245
*	AMR Corp.	257,486	1,746
			1,220,875
Information Technology (4.6%)
	Intel Corp.	7,960,523	154,832
	Applied Materials Inc.	2,978,813	35,805
	Corning Inc.	1,728,974	27,923
	Xerox Corp.	2,925,657	23,522
	Fidelity National
	Information Services Inc.	706,261	18,942
	Tyco Electronics Ltd.	661,311	16,784
*	Motorola Inc.	2,563,083	16,711
*	Micron Technology Inc.	1,885,390	16,007
	Xilinx Inc.	613,146	15,488
	Computer Sciences Corp.	340,421	15,404
*	SAIC Inc.	877,433	14,688
*	Seagate Technology	1,106,159	14,424
^	Microchip Technology Inc.	408,206	11,324
	Maxim Integrated
	Products Inc.	675,440	11,300
	KLA-Tencor Corp.	381,295	10,631
*	Avnet Inc.	336,855	8,122
	National Semiconductor
	Corp.	527,580	7,101
*	Lam Research Corp.	184,601	7,026
*	Synopsys Inc.	325,321	6,790
*	LSI Corp.	1,457,060	6,703
*	Flextronics
	International Ltd.	1,173,069	6,569
	Analog Devices Inc.	231,223	6,442
	Jabil Circuit Inc.	433,898	5,771
*	Lexmark International Inc.
	Class A	172,998	5,714
*	Ingram Micro Inc.	363,515	5,522
*	Western Digital Corp.	177,800	5,362
	Tellabs Inc.	815,479	5,211
	Total System Services Inc.	372,479	5,066
*	IAC/InterActiveCorp	229,581	5,044
*	AOL Inc.	235,207	4,890
*	Advanced Micro
	Devices Inc.	635,008	4,648
	Harris Corp.	101,398	4,223
*	Arrow Electronics Inc.	133,353	2,980
	Molex Inc. Class A	164,296	2,538
	Molex Inc.	137,491	2,508
	DST Systems Inc.	42,308	1,529
*	SunPower Corp. Class B	46,488	502
			514,046
Materials (3.0%)
	EI du Pont de Nemours
	& Co.	2,003,930	69,316
	Dow Chemical Co.	2,550,504	60,498
	Nucor Corp.	697,968	26,718
	PPG Industries Inc.	367,927	22,227

Value Index Fund

			Market
			Value •
		Shares	($000)
	Vulcan Materials Co.	279,990	12,272
	Airgas Inc.	174,108	10,830
	Ball Corp.	198,020	10,461
*	Owens-Illinois Inc.	373,624	9,882
	Eastman Chemical Co.	160,883	8,585
	MeadWestvaco Corp.	380,192	8,440
*	Pactiv Corp.	293,302	8,168
	United States Steel Corp.	206,517	7,961
	Ashland Inc.	164,318	7,628
	International Flavors &
	Fragrances Inc.	176,004	7,466
	Albemarle Corp.	182,480	7,246
	Sealed Air Corp.	353,078	6,963
	Sonoco Products Co.	221,903	6,764
	Bemis Co. Inc.	239,525	6,467
	Valspar Corp.	209,238	6,302
	Weyerhaeuser Co.	164,381	5,786
	FMC Corp.	99,040	5,688
	Reliance Steel &
	Aluminum Co.	155,788	5,632
	Martin Marietta
	Materials Inc.	65,464	5,552
	Steel Dynamics Inc.	297,021	3,918
	Greif Inc. Class A	54,506	3,027
			333,797
Telecommunication Services (5.2%)
	AT&T Inc.	13,085,185	316,531
	Verizon
	Communications Inc.	6,286,918	176,159
*	Sprint Nextel Corp.	6,521,510	27,651
	CenturyLink Inc.	659,432	21,966
	Qwest Communications
	International Inc.	3,451,263	18,119
	Windstream Corp.	1,071,129	11,311
^	Frontier
	Communications Corp.	694,168	4,936
	Telephone & Data
	Systems Inc.	109,984	3,342
	Telephone & Data
	Systems Inc.–Special
	Common Shares	99,074	2,629
*	Level 3
	Communications Inc.	1,821,245	1,985
*	United States Cellular Corp.	41,712	1,717
*	MetroPCS
	Communications Inc.	191,130	1,565
*	Clearwire Corp. Class A	77,453	564
			588,475
Utilities (7.3%)
	Southern Co.	1,819,043	60,538
	Exelon Corp.	1,463,226	55,559
	Dominion Resources Inc.	1,330,712	51,552
	Duke Energy Corp.	2,903,493	46,456
	NextEra Energy Inc.	871,606	42,499
	Public Service Enterprise
	Group Inc.	1,122,098	35,155

			Market
			Value •
		Shares	($000)
	American Electric
	Power Co. Inc.	1,060,299	34,248
	PG&E Corp.	823,534	33,847
	Entergy Corp.	419,670	30,057
	Consolidated Edison Inc.	624,093	26,898
	PPL Corp.	1,018,057	25,401
	Progress Energy Inc.	630,783	24,739
	Sempra Energy	519,993	24,330
	FirstEnergy Corp.	675,478	23,797
	Edison International	685,953	21,758
	Xcel Energy Inc.	1,015,486	20,929
	Questar Corp.	386,996	17,604
	DTE Energy Co.	367,112	16,744
	Constellation Energy
	Group Inc.	423,154	13,647
	Wisconsin Energy Corp.	259,006	13,142
	Ameren Corp.	526,368	12,512
*	NRG Energy Inc.	580,473	12,312
	CenterPoint Energy Inc.	878,813	11,565
	Northeast Utilities	389,321	9,920
	Oneok Inc.	223,420	9,663
	SCANA Corp.	259,712	9,287
	NiSource Inc.	613,435	8,895
	Pinnacle West Capital Corp. 238,143		8,659
	NSTAR	237,190	8,302
	American Water
	Works Co. Inc.	387,702	7,987
	OGE Energy Corp.	215,542	7,880
	Alliant Energy Corp.	245,768	7,801
	Allegheny Energy Inc.	375,437	7,764
	Pepco Holdings Inc.	493,791	7,743
	CMS Energy Corp.	509,972	7,471
	Integrys Energy Group Inc.	169,414	7,410
	MDU Resources Group Inc.	395,118	7,124
	National Fuel Gas Co.	153,137	7,026
	TECO Energy Inc.	449,732	6,777
	Energen Corp.	151,131	6,700
	DPL Inc.	263,626	6,301
	AGL Resources Inc.	172,208	6,168
	NV Energy Inc.	521,758	6,162
	UGI Corp.	240,932	6,129
	Aqua America Inc.	303,829	5,372
*	Mirant Corp.	319,885	3,378
			825,208
Total Common Stocks
(Cost $12,460,810)			11,277,544
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1,2	Vanguard Market
	Liquidity Fund,	0.286%
	(Cost $16,251)	16,250,854	16,251
Total Investments (100.1%)
(Cost $12,477,061)			11,293,795

Value Index Fund

Market
Value •
($000)
Other Assets and Liabilities (-0.1%)
Other Assets	30,215
Liabilities2	(44,380)
(14,165)
Net Assets (100%)	11,279,630

At June 30, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	15,375,892
Overdistributed Net Investment Income	(11,506)
Accumulated Net Realized Losses	(2,901,490)
Unrealized Appreciation (Depreciation)	(1,183,266)
Net Assets	11,279,630

Investor Shares—Net Assets
Applicable to 180,121,783 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,138,305
Net Asset Value Per Share—
Investor Shares	$17.42

Admiral Shares—Net Assets
Applicable to 77,742,826 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,354,605
Net Asset Value Per Share—
Admiral Shares	$17.42

Signal Shares—Net Assets
Applicable to 47,178,265 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	855,456
Net Asset Value Per Share—
Signal Shares	$18.13

Amount
($000)
Institutional Shares—Net Assets
Applicable to 154,827,286 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,697,885
Net Asset Value Per Share—
Institutional Shares	$17.43

ETF Shares—Net Assets
Applicable to 72,396,100 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,233,379
Net Asset Value Per Share—
ETF Shares	$44.66

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,416,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $12,053,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	155,379
Interest[1]	4
Security Lending	492
Total Income	155,875
Expenses
The Vanguard Group—Note B
Investment Advisory Services	391
Management and Administrative—Investor Shares	3,798
Management and Administrative—Admiral Shares	661
Management and Administrative—Signal Shares	376
Management and Administrative—Institutional Shares	625
Management and Administrative—ETF Shares	1,354
Marketing and Distribution—Investor Shares	439
Marketing and Distribution—Admiral Shares	128
Marketing and Distribution—Signal Shares	133
Marketing and Distribution—Institutional Shares	380
Marketing and Distribution—ETF Shares	463
Custodian Fees	76
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	6
Shareholders’ Reports—Institutional Shares	31
Shareholders’ Reports—ETF Shares	73
Trustees’ Fees and Expenses	10
Total Expenses	8,996
Net Investment Income	146,879
Realized Net Gain (Loss) on Investment Securities Sold	635,423
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,428,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	(646,576)
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	146,879	304,146
Realized Net Gain (Loss)	635,423	(1,182,895)
Change in Unrealized Appreciation (Depreciation)	(1,428,878)	2,843,335
Net Increase (Decrease) in Net Assets Resulting from Operations	(646,576)	1,964,586
Distributions
Net Investment Income
Investor Shares	(38,015)	(89,175)
Admiral Shares	(17,376)	(40,743)
Signal Shares	(10,983)	(24,281)
Institutional Shares	(35,247)	(75,494)
ETF Shares	(40,977)	(83,082)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(142,598)	(312,775)
Capital Share Transactions
Investor Shares	(1,121)	222,645
Admiral Shares	28,060	(34,694)
Signal Shares	8,359	137,348
Institutional Shares	69,990	431,888
ETF Shares	322,083	558,365
Net Increase (Decrease) from Capital Share Transactions	427,371	1,315,552
Total Increase (Decrease)	(361,803)	2,967,363
Net Assets
Beginning of Period	11,641,433	8,674,070
End of Period[1]	11,279,630	11,641,433

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,506,000) and ($15,787,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.63	$16.08	$25.94	$26.58	$22.29	$21.35
Investment Operations
Net Investment Income	.219	.498	.660	.687	.586	.559
Net Realized and Unrealized Gain (Loss)
on Investments	(1.217)	2.561	(9.863)	(.644)	4.295	.936
Total from Investment Operations	(.998)	3.059	(9.203)	.043	4.881	1.495
Distributions
Dividends from Net Investment Income	(.212)	(.509)	(.657)	(.683)	(.591)	(.555)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.212)	(.509)	(.657)	(.683)	(.591)	(.555)
Net Asset Value, End of Period	$17.42	$18.63	$16.08	$25.94	$26.58	$22.29

Total Return[1]	-5.45%	19.58%	-35.97%	0.09%	22.15%	7.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,138	$3,357	$2,618	$4,310	$4,417	$3,376
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.26%	0.21%	0.20%	0.21%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.34%[2]	3.09%	3.14%	2.49%	2.48%	2.63%
Portfolio Turnover Rate[3]	27%[2]	31%	27%	20%	20%	21%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.63	$16.08	$25.94	$26.58	$22.29	$21.35
Investment Operations
Net Investment Income	.233	.517	.681	.710	.611	.581
Net Realized and Unrealized Gain (Loss)
on Investments	(1.217)	2.562	(9.863)	(.640)	4.295	.936
Total from Investment Operations	(.984)	3.079	(9.182)	.070	4.906	1.517
Distributions
Dividends from Net Investment Income	(.226)	(.529)	(.678)	(.710)	(.616)	(.577)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.226)	(.529)	(.678)	(.710)	(.616)	(.577)
Net Asset Value, End of Period	$17.42	$18.63	$16.08	$25.94	$26.58	$22.29

Total Return	-5.38%	19.72%	-35.90%	0.18%	22.27%	7.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,355	$1,421	$1,262	$2,069	$2,625	$1,880
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.11%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.48%[1]	3.21%	3.24%	2.59%	2.58%	2.72%
Portfolio Turnover Rate[2]	27%[1]	31%	27%	20%	20%	21%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Financial Highlights

Signal Shares

	Six Months			June 4,
	Ended	Year Ended		2007[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.38	$16.73	$27.00	$30.14
Investment Operations
Net Investment Income	.242	.538	.710	.442
Net Realized and Unrealized Gain (Loss) on Investments	(1.258)	2.663	(10.274)	(3.017)
Total from Investment Operations	(1.016)	3.201	(9.564)	(2.575)
Distributions
Dividends from Net Investment Income	(.234)	(.551)	(.706)	(.565)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.234)	(.551)	(.706)	(.565)
Net Asset Value, End of Period	$18.13	$19.38	$16.73	$27.00

Total Return	-5.34%	19.70%	-35.93%	-8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$855	$907	$638	$864
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	2.48%[2]	3.21%	3.24%	2.59%[2]
Portfolio Turnover Rate[3]	27%[2]	31%	27%	20%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.63	$16.08	$25.94	$26.58	$22.29	$21.35
Investment Operations
Net Investment Income	.236	.527	.690	.722	.618	.588
Net Realized and Unrealized Gain (Loss)
on Investments	(1.207)	2.562	(9.864)	(.644)	4.295	.936
Total from Investment Operations	(.971)	3.089	(9.174)	.078	4.913	1.524
Distributions
Dividends from Net Investment Income	(.229)	(.539)	(.686)	(.718)	(.623)	(.584)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.229)	(.539)	(.686)	(.718)	(.623)	(.584)
Net Asset Value, End of Period	$17.43	$18.63	$16.08	$25.94	$26.58	$22.29

Total Return	-5.31%	19.79%	-35.88%	0.21%	22.31%	7.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,698	$2,812	$1,992	$2,660	$2,209	$1,224
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.52%[1]	3.27%	3.28%	2.62%	2.61%	2.76%
Portfolio Turnover Rate[2]	27%[1]	31%	27%	20%	20%	21%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$47.75	$41.21	$66.51	$68.14	$57.14	$54.74
Investment Operations
Net Investment Income	.597	1.324	1.754	1.830	1.565	1.489
Net Realized and Unrealized Gain (Loss)
on Investments	(3.110)	6.573	(25.311)	(1.640)	11.016	2.392
Total from Investment Operations	(2.513)	7.897	(23.557)	.190	12.581	3.881
Distributions
Dividends from Net Investment Income	(.577)	(1.357)	(1.743)	(1.820)	(1.581)	(1.481)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.577)	(1.357)	(1.743)	(1.820)	(1.581)	(1.481)
Net Asset Value, End of Period	$44.66	$47.75	$41.21	$66.51	$68.14	$57.14

Total Return	-5.34%	19.72%	-35.91%	0.20%	22.28%	7.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,233	$3,145	$2,165	$2,215	$1,646	$600
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.14%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.48%[1]	3.21%	3.25%	2.59%	2.58%	2.72%
Portfolio Turnover Rate[2]	27%[1]	31%	27%	20%	20%	21%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of

Value Index Fund

$2,285,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.91% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $8,247,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $2,951,160,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,920,000 through December 31, 2014, $73,605,000 through December 31, 2015, $574,313,000 through December 31, 2016, and $1,633,260,000 through December 31, 2017. In addition, the fund realized losses of $300,775,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $12,477,061,000. Net unrealized depreciation of investment securities for tax purposes was $1,183,266,000, consisting of unrealized gains of $658,749,000 on securities that had risen in value since their purchase and $1,842,015,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $2,034,346,000 of investment securities and sold $1,605,160,000 of investment securities, other than temporary cash investments.

Value Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	302,614	15,848	818,659	54,892
Issued in Lieu of Cash Distributions	36,004	1,901	84,147	5,211
Redeemed	(339,739)	(17,851)	(680,161)	(42,723)
Net Increase (Decrease)—Investor Shares	(1,121)	(102)	222,645	17,380
Admiral Shares
Issued	121,991	6,403	199,402	12,749
Issued in Lieu of Cash Distributions	14,637	773	34,372	2,141
Redeemed	(108,568)	(5,707)	(268,468)	(17,098)
Net Increase (Decrease)—Admiral Shares	28,060	1,469	(34,694)	(2,208)
Signal Shares
Issued	122,052	6,154	319,685	19,549
Issued in Lieu of Cash Distributions	9,542	484	21,844	1,301
Redeemed	(123,235)	(6,226)	(204,181)	(12,194)
Net Increase (Decrease)—Signal Shares	8,359	412	137,348	8,656
Institutional Shares
Issued	241,451	12,692	736,050	45,857
Issued in Lieu of Cash Distributions	32,395	1,710	68,821	4,239
Redeemed	(203,856)	(10,542)	(372,983)	(23,026)
Net Increase (Decrease)—Institutional Shares	69,990	3,860	431,888	27,070
ETF Shares
Issued	341,834	6,938	1,503,873	34,815
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(19,751)	(400)	(945,508)	(21,500)
Net Increase (Decrease)—ETF Shares	322,083	6,538	558,365	13,315

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Large-Cap Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio1	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	1.67%	1.81%	1.81%	1.85%	1.81%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	750 Index	Index
Number of Stocks	755	754	4,114
Median Market Cap $31.3B		$31.3B	$25.2B
Price/Earnings Ratio	16.5x	16.5x	17.6x
Price/Book Ratio	1.9x	1.9x	1.9x
Return on Equity	20.3%	20.2%	19.1%
Earnings Growth Rate	6.9%	6.9%	6.6%
Dividend Yield	2.1%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Prime Market		Market
	750 Index		Index
R-Squared		1.00	1.00
Beta		1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9%
Apple Inc.	Computer
	Hardware	2.3
Microsoft Corp.	Systems Software	1.8
Procter & Gamble Co.	Household
	Products	1.7
Johnson & Johnson	Pharmaceuticals	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
General Electric Co.	Industrial
	Conglomerates	1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Bank of America Corp.	Diversified Financial
	Services	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Top Ten		17.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares.

Large-Cap Index Fund

Sector Diversification (% of equity exposure)

		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	750 Index	Index
Consumer
Discretionary	10.4%	10.4%	11.4%
Consumer Staples	10.9	10.9	10.4
Energy	10.8	10.8	9.4
Financials	15.7	15.7	17.5
Health Care	12.4	12.4	11.7
Industrials	10.5	10.5	10.8
Information
Technology	18.9	18.9	18.7
Materials	3.6	3.6	3.9
Telecommunication
Services	3.0	3.0	2.7
Utilities	3.8	3.8	3.5

Investment Focus

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	1/30/2004	14.63%	-0.47%	0.99%
Admiral Shares	2/2/2004	14.82	-0.36	1.05
Signal Shares	8/30/2007	14.79	—	-8.99
Institutional Shares	6/30/2005	14.86	-0.32	-0.32
ETF Shares	1/27/2004
Market Price		14.85	-0.33	0.94
Net Asset Value		14.81	-0.33	0.94

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

Large-Cap Index Fund

Statement of Operations

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	36,756
Interest[1]	5
Security Lending	156
Total Income	36,917
Expenses
The Vanguard Group—Note B
Investment Advisory Services	165
Management and Administrative—Investor Shares	512
Management and Administrative—Admiral Shares	149
Management and Administrative—Signal Shares	113
Management and Administrative—Institutional Shares	41
Management and Administrative—ETF Shares	858
Marketing and Distribution—Investor Shares	66
Marketing and Distribution—Admiral Shares	31
Marketing and Distribution—Signal Shares	35
Marketing and Distribution—Institutional Shares	40
Marketing and Distribution—ETF Shares	370
Custodian Fees	66
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	117
Trustees’ Fees and Expenses	3
Total Expenses	2,575
Net Investment Income	34,342
Realized Net Gain (Loss)
Investment Securities Sold	14,647
Futures Contracts	210
Realized Net Gain (Loss)	14,857
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(306,038)
Futures Contracts	(245)
Change in Unrealized Appreciation (Depreciation)	(306,283)
Net Increase (Decrease) in Net Assets Resulting from Operations	(257,084)
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,342	77,095
Realized Net Gain (Loss)	14,857	(41,748)
Change in Unrealized Appreciation (Depreciation)	(306,283)	840,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(257,084)	875,384
Distributions
Net Investment Income
Investor Shares	(3,891)	(8,831)
Admiral Shares	(3,041)	(6,580)
Signal Shares	(2,482)	(4,595)
Institutional Shares	(2,058)	(6,135)
ETF Shares	(21,993)	(53,549)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(33,465)	(79,690)
Capital Share Transactions
Investor Shares	43,605	(17,470)
Admiral Shares	23,773	11,594
Signal Shares	57,756	96,504
Institutional Shares	(64,328)	37,805
ETF Shares	(9,456)	(3,836)
Net Increase (Decrease) from Capital Share Transactions	51,350	124,597
Total Increase (Decrease)	(239,199)	920,291
Net Assets
Beginning of Period	3,817,294	2,897,003
End of Period[1]	3,578,095	3,817,294

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,109,000) and ($1,986,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$20.47	$16.41	$26.59	$25.42	$22.38	$21.41
Investment Operations
Net Investment Income	.173	.387	.416	.426	.393	.328
Net Realized and Unrealized Gain (Loss)
on Investments	(1.526)	4.075	(10.191)	1.171	3.044	.970
Total from Investment Operations	(1.353)	4.462	(9.775)	1.597	3.437	1.298
Distributions
Dividends from Net Investment Income	(.167)	(.402)	(.405)	(.427)	(.397)	(.328)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.167)	(.402)	(.405)	(.427)	(.397)	(.328)
Net Asset Value, End of Period	$18.95	$20.47	$16.41	$26.59	$25.42	$22.38

Total Return[1]	-6.68%	27.60%	-37.08%	6.29%	15.49%	6.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$453	$448	$376	$346	$211	$94
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.26%	0.21%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.67%[2]	2.24%	2.12%	1.69%	1.74%	1.72%
Portfolio Turnover Rate[3]	9%[2]	8%	9%	8%	9%	9%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$25.59	$20.51	$33.25	$31.78	$27.98	$26.77
Investment Operations
Net Investment Income	.234	.516	.547	.570	.514	.431
Net Realized and Unrealized Gain (Loss)
on Investments	(1.896)	5.097	(12.750)	1.470	3.806	1.209
Total from Investment Operations	(1.662)	5.613	(12.203)	2.040	4.320	1.640
Distributions
Dividends from Net Investment Income	(.228)	(.533)	(.537)	(.570)	(.520)	(.430)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.228)	(.533)	(.537)	(.570)	(.520)	(.430)
Net Asset Value, End of Period	$23.70	$25.59	$20.51	$33.25	$31.78	$27.98

Total Return	-6.57%	27.80%	-37.05%	6.43%	15.58%	6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$325	$328	$254	$220	$164	$71
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.10%	0.08%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.81%[1]	2.38%	2.23%	1.81%	1.82%	1.80%
Portfolio Turnover Rate[2]	9%[1]	8%	9%	8%	9%	9%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Financial Highlights

Signal Shares

	Six Months			Aug. 30,
	Ended	Year Ended		2007[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$22.32	$17.89	$29.00	$28.74
Investment Operations
Net Investment Income	.204	.451	.481	.173
Net Realized and Unrealized Gain (Loss) on Investments	(1.656)	4.446	(11.121)	.361
Total from Investment Operations	(1.452)	4.897	(10.640)	.534
Distributions
Dividends from Net Investment Income	(.198)	(.467)	(.470)	(.274)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.198)	(.467)	(.470)	(.274)
Net Asset Value, End of Period	$20.67	$22.32	$17.89	$29.00

Total Return	-6.58%	27.81%	-37.03%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$281	$247	$102	$39
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%	0.10%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.81%[2]	2.38%	2.23%	1.81%[2]
Portfolio Turnover Rate[3]	9%[2]	8%	9%	8%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months						June 30,
	Ended					2005[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$105.33	$84.43	$136.82	$130.78	$115.14	$109.32
Investment Operations
Net Investment Income	.979	2.160	2.283	2.344	2.151	.989
Net Realized and Unrealized Gain (Loss)
on Investments	(7.814)	20.973	(52.440)	6.047	15.660	5.863
Total from Investment Operations	(6.835)	23.133	(50.157)	8.391	17.811	6.852
Distributions
Dividends from Net Investment Income	(.955)	(2.233)	(2.233)	(2.351)	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.955)	(2.233)	(2.233)	(2.351)	(2.171)	(1.032)
Net Asset Value, End of Period	$97.54	$105.33	$84.43	$136.82	$130.78	$115.14

Total Return	-6.57%	27.84%	-37.01%	6.42%	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$223	$306	$207	$103	$79	$83
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.08%	0.07%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	1.85%[2]	2.42%	2.26%	1.81%	1.86%	1.83%[2]
Portfolio Turnover Rate[3]	9%[2]	8%	9%	8%	9%	9%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$50.67	$40.61	$65.83	$62.92	$55.40	$52.99
Investment Operations
Net Investment Income	.461	1.022	1.098	1.136	1.044	.873
Net Realized and Unrealized Gain (Loss)
on Investments	(3.761)	10.095	(25.243)	2.912	7.529	2.410
Total from Investment Operations	(3.300)	11.117	(24.145)	4.048	8.573	3.283
Distributions
Dividends from Net Investment Income	(.450)	(1.057)	(1.075)	(1.138)	(1.053)	(.873)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.450)	(1.057)	(1.075)	(1.138)	(1.053)	(.873)
Net Asset Value, End of Period	$46.92	$50.67	$40.61	$65.83	$62.92	$55.40

Total Return	-6.58%	27.80%	-37.02%	6.44%	15.61%	6.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,296	$2,489	$1,957	$1,162	$587	$178
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.81%[1]	2.38%	2.26%	1.82%	1.87%	1.84%
Portfolio Turnover Rate[2]	9%[1]	8%	9%	8%	9%	9%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an openend investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $724,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,572,878	—	—
Temporary Cash Investments	9,567	999	—
Futures Contracts—Liabilities[1]	(26)	—	—
Total	3,582,419	999	—
1 Represents variation margin on the last day of the reporting period.

Large-Cap Index Fund

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2010	54	2,772	(197)
S&P 500 Index	September 2010	1	256	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $22,393,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to share-holders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $167,439,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, $1,570,000 through December 31, 2015, $48,005,000 through December 31, 2016, and $117,390,000 through December 31, 2017. In addition, the fund realized losses of $9,237,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $3,932,168,000. Net unrealized depreciation of investment securities for tax purposes was $348,724,000, consisting of unrealized gains of $222,325,000 on securities that had risen in value since their purchase and $571,049,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $292,505,000 of investment securities and sold $237,263,000 of investment securities, other than temporary cash investments.

Large-Cap Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	126,445	6,033	212,151	12,664
Issued in Lieu of Cash Distributions	3,567	172	7,884	446
Redeemed	(86,407)	(4,172)	(237,505)	(14,175)
Net Increase (Decrease)—Investor Shares	43,605	2,033	(17,470)	(1,065)
Admiral Shares
Issued	66,103	2,529	132,003	6,333
Issued in Lieu of Cash Distributions	2,503	97	5,459	246
Redeemed	(44,833)	(1,721)	(125,868)	(6,164)
Net Increase (Decrease)—Admiral Shares	23,773	905	11,594	415
Signal Shares
Issued	82,775	3,628	166,455	8,851
Issued in Lieu of Cash Distributions	1,766	78	3,330	169
Redeemed	(26,785)	(1,175)	(73,281)	(3,666)
Net Increase (Decrease)—Signal Shares	57,756	2,531	96,504	5,354
Institutional Shares
Issued	44,427	411	87,330	999
Issued in Lieu of Cash Distributions	1,776	17	5,678	62
Redeemed	(110,531)	(1,043)	(55,203)	(610)
Net Increase (Decrease)—Institutional Shares	(64,328)	(615)	37,805	451
ETF Shares
Issued	59,021	1,114	345,480	8,726
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(68,477)	(1,300)	(349,316)	(7,800)
Net Increase (Decrease)—ETF Shares	(9,456)	(186)	(3,836)	926

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Total Stock Market Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio1	0.18%	0.07%	0.07%	0.06%	0.07%
30-Day SEC Yield	1.71%	1.81%	1.81%	1.82%	1.81%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,421	3,550
Median Market Cap	$25.1B	$25.1B
Price/Earnings Ratio	17.2x	17.3x
Price/Book Ratio	1.9x	1.9x
Return on Equity	19.3%	19.2%
Earnings Growth Rate	6.8%	6.8%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—
Short-Term Reserves	0.3%	—

Volatility Measures
		MSCI US
		Broad Market
		Index
R-Squared		1.00
Beta		1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	2.5%
Apple Inc.	Computer
	Hardware	2.0
Microsoft Corp.	Systems Software	1.6
Procter & Gamble Co.	Household
	Products	1.5
Johnson & Johnson	Pharmaceuticals	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Bank of America Corp.	Diversified Financial
	Services	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Top Ten		15.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.17% for Investor Shares, 0.07% for Admiral Shares, 0.07% for Signal Shares, 0.06% for Institutional Shares, and 0.07% for ETF Shares.

Total Stock Market Index Fund

Sector Diversification (% of equity exposure)

		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	10.9%	10.9%
Consumer Staples	10.0	10.0
Energy	10.2	10.1
Financials	16.4	16.4
Health Care	12.3	12.3
Industrials	11.1	11.1
Information Technology	18.7	18.8
Materials	3.8	3.8
Telecommunication
Services	2.8	2.8
Utilities	3.8	3.8

Investment Focus

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	15.87%	-0.28%	-0.81%
Admiral Shares	11/13/2000	16.00	-0.19	0.04[1]
Signal Shares	9/1/2006	15.99	—	-3.34[1]
Institutional Shares	7/7/1997	16.00	-0.15	-0.70
ETF Shares	5/24/2001
Market Price		15.96	-0.17	0.47[1]
Net Asset Value		15.97	-0.18	0.47[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

See Financial Highlights for dividend and capital gains information.

Total Stock Market Index Fund

Statement of Operations

The Statement of Net Assets—Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	1,188,944
Interest[1]	427
Security Lending	18,897
Total Income	1,208,268
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,380
Management and Administrative—Investor Shares	41,781
Management and Administrative—Admiral Shares	6,246
Management and Administrative—Signal Shares	821
Management and Administrative—Institutional Shares	2,060
Management and Administrative—ETF Shares	2,248
Marketing and Distribution—Investor Shares	7,765
Marketing and Distribution—Admiral Shares	2,522
Marketing and Distribution—Signal Shares	662
Marketing and Distribution—Institutional Shares	2,235
Marketing and Distribution—ETF Shares	1,858
Custodian Fees	909
Shareholders’ Reports—Investor Shares	209
Shareholders’ Reports—Admiral Shares	24
Shareholders’ Reports—Signal Shares	8
Shareholders’ Reports—Institutional Shares	39
Shareholders’ Reports—ETF Shares	275
Trustees’ Fees and Expenses	101
Total Expenses	73,143
Net Investment Income	1,135,125
Realized Net Gain (Loss)
Investment Securities Sold	925,085
Futures Contracts	14,733
Realized Net Gain (Loss)	939,818
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(9,921,292)
Futures Contracts	(15,066)
Change in Unrealized Appreciation (Depreciation)	(9,936,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,861,415)
1 Interest income from an affiliated company of the fund was $391,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,135,125	2,175,575
Realized Net Gain (Loss)	939,818	2,308,726
Change in Unrealized Appreciation (Depreciation)	(9,936,358)	21,880,122
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,861,415)	26,364,423
Distributions
Net Investment Income
Investor Shares	(513,197)	(1,040,191)
Admiral Shares	(260,311)	(513,860)
Signal Shares	(42,463)	(92,000)
Institutional Shares	(156,781)	(294,741)
ETF Shares	(125,662)	(249,604)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,098,414)	(2,190,396)
Capital Share Transactions
Investor Shares	4,749,098	6,625,263
Admiral Shares	1,972,002	3,502,702
Signal Shares	(90,270)	76,072
Institutional Shares	2,652,552	2,143,723
ETF Shares	972,922	1,572,390
Net Increase (Decrease) from Capital Share Transactions	10,256,304	13,920,150
Total Increase (Decrease)	1,296,475	38,094,177
Net Assets
Beginning of Period	120,013,349	81,919,172
End of Period[1]	121,309,824	120,013,349

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($42,719,000) and ($79,430,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.45	$21.80	$35.36	$34.09	$30.00	$28.77
Investment Operations
Net Investment Income	.241	.514	.592	.604	.523	.466
Net Realized and Unrealized Gain (Loss)
on Investments	(1.870)	5.651	(13.566)	1.268	4.091	1.237
Total from Investment Operations	(1.629)	6.165	(12.974)	1.872	4.614	1.703
Distributions
Dividends from Net Investment Income	(.231)	(.515)	(.586)	(.602)	(.524)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.231)	(.515)	(.586)	(.602)	(.524)	(.473)
Net Asset Value, End of Period	$25.59	$27.45	$21.80	$35.36	$34.09	$30.00

Total Return[1]	-6.00%	28.70%	-37.04%	5.49%	15.51%	5.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,509	$58,004	$39,440	$50,183	$39,095	$29,785
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.18%	0.16%	0.15%	0.19%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.75%[2]	2.22%	2.04%	1.71%	1.66%	1.62%
Portfolio Turnover Rate[3]	3%[2]	5%	5%	4%	4%	12%[4]

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.45	$21.80	$35.36	$34.09	$30.00	$28.77
Investment Operations
Net Investment Income	.254	.539	.615	.631	.555	.495
Net Realized and Unrealized Gain (Loss)
on Investments	(1.868)	5.650	(13.566)	1.268	4.091	1.237
Total from Investment Operations	(1.614)	6.189	(12.951)	1.899	4.646	1.732
Distributions
Dividends from Net Investment Income	(.246)	(.539)	(.609)	(.629)	(.556)	(.502)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.246)	(.539)	(.609)	(.629)	(.556)	(.502)
Net Asset Value, End of Period	$25.59	$27.45	$21.80	$35.36	$34.09	$30.00

Total Return	-5.95%	28.83%	-36.99%	5.57%	15.63%	6.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,667	$27,762	$18,781	$27,895	$26,853	$20,347
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.08%	0.07%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.85%[1]	2.33%	2.12%	1.79%	1.76%	1.72%
Portfolio Turnover Rate[2]	3%[1]	5%	5%	4%	4%	12%[3]

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Financial Highlights

Signal Shares
	Six Months				Sept. 1,
	Ended				2006[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$26.50	$21.04	$34.13	$32.91	$30.47
Investment Operations
Net Investment Income	.245	.520	.595	.607	.181
Net Realized and Unrealized Gain (Loss)
on Investments	(1.807)	5.459	(13.096)	1.220	2.536
Total from Investment Operations	(1.562)	5.979	(12.501)	1.827	2.717
Distributions
Dividends from Net Investment Income	(.238)	(.519)	(.589)	(.607)	(.277)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.238)	(.519)	(.589)	(.607)	(.277)
Net Asset Value, End of Period	$24.70	$26.50	$21.04	$34.13	$32.91

Total Return	-5.97%	28.85%	-36.99%	5.55%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,364	$4,757	$3,717	$4,655	$381
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to
Average Net Assets	1.85%[2]	2.33%	2.12%	1.79%	1.76%[2]
Portfolio Turnover Rate[3]	3%[2]	5%	5%	4%	4%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.46	$21.81	$35.36	$34.10	$30.00	$28.77
Investment Operations
Net Investment Income	.256	.541	.624	.638	.573	.504
Net Realized and Unrealized Gain (Loss)
on Investments	(1.868)	5.650	(13.557)	1.260	4.091	1.237
Total from Investment Operations	(1.612)	6.191	(12.933)	1.898	4.664	1.741
Distributions
Dividends from Net Investment Income	(.248)	(.541)	(.617)	(.638)	(.564)	(.511)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.248)	(.541)	(.617)	(.638)	(.564)	(.511)
Net Asset Value, End of Period	$25.60	$27.46	$21.81	$35.36	$34.10	$30.00

Total Return	-5.94%	28.83%	-36.94%	5.56%	15.69%	6.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,377	$16,047	$10,782	$13,396	$12,262	$9,676
Ratio of Total Expenses to
Average Net Assets	0.06%[1]	0.06%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.86%[1]	2.34%	2.15%	1.81%	1.79%	1.75%
Portfolio Turnover Rate[2]	3%[1]	5%	5%	4%	4%	12%[3]

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008[1]	2007[1]	2006[1]	2005[1]
Net Asset Value, Beginning of Period	$56.39	$44.78	$72.64	$70.04	$61.63	$59.11
Investment Operations
Net Investment Income	.522	1.106	1.270	1.298	1.152	1.027
Net Realized and Unrealized Gain (Loss)
on Investments	(3.847)	11.611	(27.874)	2.600	8.409	2.535
Total from Investment Operations	(3.325)	12.717	(26.604)	3.898	9.561	3.562
Distributions
Dividends from Net Investment Income	(.505)	(1.107)	(1.256)	(1.298)	(1.151)	(1.042)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.505)	(1.107)	(1.256)	(1.298)	(1.151)	(1.042)
Net Asset Value, End of Period	$52.56	$56.39	$44.78	$72.64	$70.04	$61.63

Total Return	-5.96%	28.82%	-36.97%	5.56%	15.66%	6.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,393	$13,443	$9,199	$10,255	$6,885	$5,612
Ratio of Total Expenses to
Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.85%[2]	2.33%	2.13%	1.79%	1.78%	1.74%
Portfolio Turnover Rate[3]	3%[2]	5%	5%	4%	4%	12%[4]

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Total Stock Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $24,373,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 9.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	120,991,565	71	72
Temporary Cash Investments	1,265,981	29,998	—
Futures Contracts—Liabilities[1]	(2,764)	—	—
Total	122,254,782	30,069	72
1 Represents variation margin on the last day of the reporting period.

Total Stock Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	105
Total Sales	(19)
Net Realized Gain (Loss)	(671)
Change in Unrealized Appreciation (Depreciation)	657
Balance as of June 30, 2010	72

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2010	2,550	130,891	(4,046)
S&P 500 Index	September 2010	472	121,139	(3,341)
E-mini Russell 2000 Index	September 2010	820	49,840	(3,490)
S&P MidCap 400 Index	September 2010	92	32,660	(2,103)
E-mini S&P MidCap 400 Index	September 2010	20	1,420	(100)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized $327,038,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Total Stock Market Index Fund

In December 2007, the fund issued 17,301,549 capital shares for a value of $583,408,000 in connection with a nontaxable in-kind transfer of investment securities from a common trust fund. The securities received in the transfer had net unrealized appreciation, creating a difference between the cost of investments for financial statement and tax purpose that reverses when the securities are sold; $59,748,000 of this difference remained at December 31, 2009. Through June 30, 2010, the fund realized tax-based gains on the sale of these securities that were $4,314,000 greater than realized gains for financial statement purposes; accordingly, such gains have been reclassified from paid-in-capital to accumulated net realized losses. The remaining difference of $55,434,000 between the securities’ cost for financial statement and tax purposes is reflected in unrealized appreciation.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $2,683,915,000 to offset future net capital gains of $400,913,000 through December 31, 2013, $19,516,000 through December 31, 2015, and $2,263,486,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $133,520,584,000. Net unrealized depreciation of investment securities for tax purposes was $11,232,897,000, consisting of unrealized gains of $11,198,038,000 on securities that had risen in value since their purchase and $22,430,935,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $12,640,973,000 of investment securities and sold $2,484,193,000 of investment securities, other than temporary cash investments.

Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,665,325	312,216	13,704,175	613,438
Issued in Lieu of Cash Distributions	507,952	18,188	1,027,960	43,501
Redeemed	(4,424,179)	(157,063)	(8,106,872)	(352,832)
Net Increase (Decrease)—Investor Shares	4,749,098	173,341	6,625,263	304,107
Admiral Shares
Issued	3,578,553	127,160	6,218,375	270,647
Issued in Lieu of Cash Distributions	225,413	8,070	443,938	18,729
Redeemed	(1,831,964)	(65,399)	(3,159,611)	(139,499)
Net Increase (Decrease)—Admiral Shares	1,972,002	69,831	3,502,702	149,877
Signal Shares
Issued	772,734	28,664	1,437,692	66,128
Issued in Lieu of Cash Distributions	38,646	1,432	84,769	3,719
Redeemed	(901,650)	(32,963)	(1,446,389)	(66,963)
Net Increase (Decrease)—Signal Shares	(90,270)	(2,867)	76,072	2,884
Institutional Shares
Issued	3,788,565	135,101	4,339,078	187,044
Issued in Lieu of Cash Distributions	142,111	5,094	262,034	11,047
Redeemed	(1,278,124)	(45,722)	(2,457,389)	(108,092)
Net Increase (Decrease)—Institutional Shares	2,652,552	94,473	2,143,723	89,999
ETF Shares
Issued	1,607,917	27,715	2,229,514	47,357
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(634,995)	(11,300)	(657,124)	(14,400)
Net Increase (Decrease)—ETF Shares	972,922	16,415	1,572,390	32,957

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$920.97	$1.24
Admiral Shares	1,000.00	921.64	0.57
Signal Shares	1,000.00	921.67	0.57
Institutional Shares	1,000.00	921.81	0.38
ETF Shares	1,000.00	921.63	0.57
Value Index Fund
Investor Shares	$1,000.00	$945.55	$1.25
Admiral Shares	1,000.00	946.24	0.58
Signal Shares	1,000.00	946.64	0.58
Institutional Shares	1,000.00	946.93	0.39
ETF Shares	1,000.00	946.55	0.58
Large-Cap Index Fund
Investor Shares	$1,000.00	$933.22	$1.25
Admiral Shares	1,000.00	934.31	0.58
Signal Shares	1,000.00	934.20	0.58
Institutional Shares	1,000.00	934.35	0.38
ETF Shares	1,000.00	934.21	0.58
Total Stock Market Index Fund
Investor Shares	$1,000.00	$939.96	$0.82
Admiral Shares	1,000.00	940.46	0.34
Signal Shares	1,000.00	940.32	0.34
Institutional Shares	1,000.00	940.55	0.29
ETF Shares	1,000.00	940.39	0.34

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Value Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.45	0.35
Signal Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Value Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; for the Large-Cap Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; and for the Total Stock Market Index Fund, 0.17% for Investor Shares, 0.07% for Admiral Shares, 0.07% for Signal Shares, 0.06% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, Large-Cap Index Fund, and Total Stock Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
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find out more about this public service, call the SEC at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082010

Vanguard® U.S. Stock Index Funds Large-Cap Index Fund

Statement of Net Assets (unaudited)
As of June 30, 2010

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.4%)
	McDonald’s Corp.	380,119	25,038
	Walt Disney Co.	650,911	20,504
	Home Depot Inc.	600,350	16,852
*	Amazon.com Inc.	125,641	13,728
	Target Corp.	249,847	12,285
	Comcast Corp. Class A	682,953	11,863
	Time Warner Inc.	406,169	11,742
*	DIRECTV Class A	322,451	10,938
*	Ford Motor Co.	1,048,260	10,566
	Lowe’s Cos. Inc.	515,187	10,520
	News Corp. Class A	763,125	9,127
	NIKE Inc. Class B	133,316	9,006
	Time Warner Cable Inc.	124,575	6,488
	Yum! Brands Inc.	165,848	6,475
	Starbucks Corp.	262,651	6,382
	Johnson Controls Inc.	237,281	6,376
	TJX Cos. Inc.	148,330	6,222
	Viacom Inc. Class B	196,137	6,153
	Comcast Corp.	316,046	5,193
	Carnival Corp.	164,040	4,961
*	Kohl’s Corp.	102,989	4,892
	Staples Inc.	255,914	4,875
	Best Buy Co. Inc.	125,576	4,252
	Coach Inc.	110,807	4,050
	Omnicom Group Inc.	109,514	3,756
*	Bed Bath & Beyond Inc.	92,373	3,425
	Gap Inc.	170,372	3,315
	McGraw-Hill Cos. Inc.	111,670	3,142
	Marriott International Inc.
	Class A	101,329	3,034
	CBS Corp. Class B	221,153	2,860
*	priceline.com Inc.	16,098	2,842

			Market
			Value•
		Shares	($000)
	Starwood Hotels & Resorts
	Worldwide Inc.	65,987	2,734
	Mattel Inc.	128,647	2,722
	Stanley Black & Decker Inc.	53,443	2,700
	Macy’s Inc.	148,994	2,667
*	Las Vegas Sands Corp.	116,764	2,585
	Whirlpool Corp.	26,540	2,331
	Ross Stores Inc.	43,662	2,327
*	O’Reilly Automotive Inc.	48,578	2,310
	VF Corp.	31,454	2,239
	Genuine Parts Co.	55,981	2,208
	Wynn Resorts Ltd.	28,306	2,159
	Ltd Brands Inc.	96,570	2,131
	Fortune Brands Inc.	53,715	2,105
*	Liberty Media Corp.–
	Interactive	200,130	2,101
	Cablevision Systems Corp.
	Class A	87,449	2,100
*	Apollo Group Inc. Class A	49,088	2,085
*	AutoZone Inc.	10,531	2,035
	Nordstrom Inc.	61,525	1,980
*	Dollar Tree Inc.	46,852	1,950
	H&R Block Inc.	118,365	1,857
	Virgin Media Inc.	110,570	1,845
	Harley-Davidson Inc.	82,673	1,838
	Darden Restaurants Inc.	46,902	1,822
	Hasbro Inc.	43,287	1,779
	Family Dollar Stores Inc.	46,382	1,748
*	Discovery Communications
	Inc. Class A	47,700	1,703
*	NetFlix Inc.	15,666	1,702
	Advance Auto Parts Inc.	33,417	1,677
	Tiffany & Co.	43,879	1,663
	Polo Ralph Lauren Corp.
	Class A	22,560	1,646

1

			Market
			Value•
		Shares	($000)
	International Game
	Technology	104,663	1,643
*	Urban Outfitters Inc.	47,583	1,636
	JC Penney Co. Inc.	75,032	1,612
*	CarMax Inc.	78,615	1,564
*	Discovery
	Communications Inc.	50,080	1,549
*	BorgWarner Inc.	41,269	1,541
*	Chipotle Mexican Grill Inc.
	Class A	11,183	1,530
	Newell Rubbermaid Inc.	98,428	1,441
*	Autoliv Inc.	30,001	1,436
	Expedia Inc.	74,481	1,399
*	NVR Inc.	2,054	1,345
	DISH Network Corp.
	Class A	73,489	1,334
	PetSmart Inc.	43,634	1,316
*	Sirius XM Radio Inc.	1,369,310	1,300
	Scripps Networks
	Interactive Inc. Class A	31,937	1,288
	Wyndham Worldwide Corp.	63,292	1,275
*	Liberty Media Corp.–Capital	30,135	1,263
*	Liberty Global Inc. Class A	47,675	1,239
*,^	Garmin Ltd.	42,390	1,237
*	Interpublic Group of
	Cos. Inc.	171,181	1,221
	DeVry Inc.	22,567	1,185
	Gannett Co. Inc.	83,586	1,125
*	Royal Caribbean Cruises Ltd.	49,121	1,118
*	Liberty Global Inc.	42,020	1,092
*	Sears Holdings Corp.	16,296	1,054
	Leggett & Platt Inc.	52,379	1,051
*	GameStop Corp. Class A	55,311	1,039
*	ITT Educational Services Inc.	12,489	1,037
*	Lear Corp.	15,513	1,027
	Strayer Education Inc.	4,916	1,022
*	Pulte Group Inc.	121,186	1,003
	DR Horton Inc.	100,721	990
	Abercrombie & Fitch Co.	31,162	956
*	Mohawk Industries Inc.	20,686	947
*	LKQ Corp.	47,778	921
*	Liberty Media Corp.–Starz	17,443	904
*	MGM Resorts International	93,221	899
	Washington Post Co. Class B	2,102	863
*	Dollar General Corp.	29,969	826
	American Eagle
	Outfitters Inc.	69,659	819
*	Toll Brothers Inc.	49,985	818
*	Goodyear Tire & Rubber Co.	81,111	806
*	TRW Automotive
	Holdings Corp.	29,027	800
	Lennar Corp. Class A	54,042	752

			Market
			Value•
		Shares	($000)
*	Harman International
	Industries Inc.	24,485	732
	Foot Locker Inc.	55,320	698
	Guess? Inc.	21,240	664
*	Hyatt Hotels Corp. Class A	15,508	575
	Burger King Holdings Inc.	33,790	569
*	Penn National Gaming Inc.	23,622	546
	Wendy’s/Arby’s Group Inc.
	Class A	130,521	522
	Brinker International Inc.	35,907	519
*	Lamar Advertising Co.
	Class A	20,322	498
	News Corp. Class B	35,432	491
*,^	AutoNation Inc.	23,933	467
	Interactive Data Corp.	13,266	443
	Weight Watchers
	International Inc.	12,113	311
*	Education
	Management Corp.	15,135	231
*	Clear Channel Outdoor
	Holdings Inc. Class A	14,545	126
			372,226
Consumer Staples (10.9%)
	Procter & Gamble Co.	1,025,970	61,538
	Wal-Mart Stores Inc.	807,510	38,817
	Coca-Cola Co.	732,826	36,729
	PepsiCo Inc.	574,904	35,040
	Philip Morris
	International Inc.	664,400	30,456
	Kraft Foods Inc.	616,130	17,252
	Altria Group Inc.	735,045	14,730
	CVS Caremark Corp.	490,962	14,395
	Colgate-Palmolive Co.	174,384	13,735
	Walgreen Co.	347,879	9,288
	Kimberly-Clark Corp.	146,979	8,911
	Costco Wholesale Corp.	155,274	8,514
	General Mills Inc.	232,717	8,266
	Sysco Corp.	209,404	5,983
	Archer-Daniels-Midland Co.	204,392	5,277
	HJ Heinz Co.	111,778	4,831
	Kellogg Co.	94,141	4,735
	Kroger Co.	218,161	4,296
	Avon Products Inc.	151,069	4,003
	Lorillard Inc.	54,717	3,939
	ConAgra Foods Inc.	156,672	3,654
	Mead Johnson Nutrition Co.	72,253	3,621
	Dr. Pepper Snapple
	Group Inc.	89,769	3,357
	Sara Lee Corp.	234,003	3,299
	Reynolds American Inc.	61,778	3,220
	Clorox Co.	49,615	3,084
	Safeway Inc.	137,177	2,697
	Coca-Cola Enterprises Inc.	104,178	2,694

2

			Market
			Value•
		Shares	($000)
	Hershey Co.	56,147	2,691
	Campbell Soup Co.	72,787	2,608
	JM Smucker Co.	42,085	2,534
	Molson Coors Brewing Co.
	Class B	57,118	2,420
	Bunge Ltd.	48,268	2,374
	Estee Lauder Cos. Inc.
	Class A	39,928	2,225
*	Whole Foods Market Inc.	51,165	1,843
	Tyson Foods Inc. Class A	102,793	1,685
	Brown-Forman Corp. Class B	29,237	1,673
	McCormick & Co. Inc.	42,291	1,605
	Church & Dwight Co. Inc.	24,989	1,567
*	Energizer Holdings Inc.	23,368	1,175
*	Constellation Brands Inc.
	Class A	69,858	1,091
*	Ralcorp Holdings Inc.	19,296	1,057
	Hormel Foods Corp.	26,028	1,054
*	Hansen Natural Corp.	26,383	1,032
	Alberto-Culver Co. Class B	31,119	843
	SUPERVALU Inc.	74,781	811
*	Smithfield Foods Inc.	53,070	791
	Flowers Foods Inc.	29,348	717
*	Dean Foods Co.	63,636	641
			388,798
Energy (10.7%)
	Exxon Mobil Corp.	1,800,092	102,731
	Chevron Corp.	709,366	48,138
	ConocoPhillips	498,955	24,494
	Schlumberger Ltd.	422,345	23,373
	Occidental Petroleum Corp.	286,716	22,120
	Apache Corp.	118,857	10,007
	Devon Energy Corp.	149,912	9,133
	EOG Resources Inc.	89,185	8,773
	Halliburton Co.	319,767	7,850
	Marathon Oil Corp.	250,106	7,776
	Baker Hughes Inc.	151,811	6,311
	Anadarko Petroleum Corp.	174,042	6,281
*	Transocean Ltd.	113,755	5,270
	Hess Corp.	104,000	5,235
	National Oilwell Varco Inc.	147,603	4,881
	Chesapeake Energy Corp.	229,044	4,798
*	Southwestern Energy Co.	122,312	4,726
	Spectra Energy Corp.	228,369	4,583
	Williams Cos. Inc.	206,229	3,770
	Peabody Energy Corp.	95,018	3,718
	Noble Energy Inc.	61,520	3,712
	Valero Energy Corp.	199,518	3,587
*	Weatherford
	International Ltd.	260,301	3,420
	Smith International Inc.	87,843	3,307
	Murphy Oil Corp.	64,167	3,180
*	Cameron International Corp.	86,340	2,808
	Noble Corp.	90,775	2,806

			Market
			Value•
		Shares	($000)
	El Paso Corp.	247,351	2,748
	Consol Energy Inc.	77,569	2,619
	Pioneer Natural
	Resources Co.	40,893	2,431
*	Ultra Petroleum Corp.	53,689	2,376
*	Newfield Exploration Co.	47,020	2,297
*	FMC Technologies Inc.	43,121	2,271
	Range Resources Corp.	56,250	2,258
	Cimarex Energy Co.	29,593	2,118
*	Denbury Resources Inc.	133,365	1,952
*	Petrohawk Energy Corp.	106,374	1,805
*	Nabors Industries Ltd.	100,505	1,771
*	Kinder Morgan
	Management LLC	27,643	1,564
	Diamond Offshore
	Drilling Inc.	24,585	1,529
*	Concho Resources Inc.	27,440	1,518
	Sunoco Inc.	41,417	1,440
*	Alpha Natural Resources Inc.	42,511	1,440
*	Whiting Petroleum Corp.	17,984	1,410
*	Pride International Inc.	61,947	1,384
	Helmerich & Payne Inc.	37,239	1,360
	Cabot Oil & Gas Corp.	36,708	1,150
	Arch Coal Inc.	57,256	1,134
*	Forest Oil Corp.	37,640	1,030
*	Plains Exploration &
	Production Co.	49,105	1,012
	EXCO Resources Inc.	63,703	931
*	Dresser-Rand Group Inc.	29,292	924
	Massey Energy Co.	33,574	918
*	Rowan Cos. Inc.	40,136	881
*	Oceaneering
	International Inc.	19,392	871
	Tidewater Inc.	18,272	708
	Patterson-UTI Energy Inc.	54,125	697
	Tesoro Corp.	49,547	578
*	Continental Resources Inc.	11,990	535
*	Quicksilver Resources Inc.	42,197	464
*	Cobalt International
	Energy Inc.	23,338	174
			385,086
Financials (15.7%)
	JPMorgan Chase & Co.	1,403,301	51,375
	Bank of America Corp.	3,543,377	50,918
	Wells Fargo & Co.	1,738,359	44,502
*	Citigroup Inc.	7,543,511	28,364
	Goldman Sachs Group Inc.	172,527	22,648
*	Berkshire Hathaway Inc.
	Class B	202,452	16,133
	US Bancorp	675,507	15,098
	American Express Co.	380,257	15,096
	MetLife Inc.	289,229	10,921
	Bank of New York
	Mellon Corp.	426,741	10,536

3

			Market
			Value•
		Shares	($000)
	PNC Financial Services
	Group Inc.	182,529	10,313
	Morgan Stanley	444,316	10,313
	Travelers Cos. Inc.	181,298	8,929
	Prudential Financial Inc.	163,616	8,780
	Simon Property Group Inc.	102,407	8,269
	Aflac Inc.	165,719	7,071
	CME Group Inc.	23,548	6,630
	Capital One Financial Corp.	160,882	6,484
	BB&T Corp.	244,002	6,420
	ACE Ltd.	118,871	6,119
	State Street Corp.	175,057	5,920
	Chubb Corp.	116,092	5,806
	Allstate Corp.	180,158	5,176
	Charles Schwab Corp.	357,492	5,069
	Franklin Resources Inc.	56,520	4,871
	Public Storage	50,958	4,480
	Marsh & McLennan
	Cos. Inc.	188,175	4,243
	Progressive Corp.	225,593	4,223
	Vornado Realty Trust	57,666	4,207
	Equity Residential	99,643	4,149
	SunTrust Banks Inc.	176,432	4,111
	T Rowe Price Group Inc.	91,573	4,065
	Loews Corp.	119,429	3,978
	Northern Trust Corp.	76,899	3,591
	Boston Properties Inc.	49,122	3,504
	Fifth Third Bancorp	280,443	3,447
	Annaly Capital
	Management Inc.	195,363	3,350
	HCP Inc.	103,822	3,348
	Ameriprise Financial Inc.	90,283	3,262
	Hartford Financial
	Services Group Inc.	146,128	3,234
	AON Corp.	84,705	3,144
	Host Hotels & Resorts Inc.	222,518	3,000
	Regions Financial Corp.	420,665	2,768
	AvalonBay Communities Inc.	28,879	2,696
	Discover Financial Services	191,957	2,684
	Principal Financial Group Inc.	112,909	2,647
	Ventas Inc.	55,479	2,605
	Lincoln National Corp.	106,519	2,587
	Invesco Ltd.	152,200	2,562
	Unum Group	117,382	2,547
	NYSE Euronext	91,958	2,541
*	IntercontinentalExchange Inc.	22,117	2,500
	M&T Bank Corp.	29,401	2,498
	KeyCorp	310,358	2,387
*	CIT Group Inc.	67,085	2,271
	Comerica Inc.	61,561	2,267
*	Genworth Financial Inc.
	Class A	172,489	2,254
	New York Community
	Bancorp Inc.	145,228	2,218

			Market
			Value•
		Shares	($000)
	Hudson City Bancorp Inc.	167,253	2,047
	Plum Creek Timber Co. Inc.	57,454	1,984
	XL Capital Ltd. Class A	120,667	1,932
	Kimco Realty Corp.	143,121	1,924
	Health Care REIT Inc.	43,539	1,834
	Willis Group Holdings PLC	59,659	1,793
	People’s United
	Financial Inc.	132,047	1,783
*	SLM Corp.	171,061	1,777
	BlackRock Inc.	12,294	1,763
	Digital Realty Trust Inc.	30,001	1,730
	Macerich Co.	45,547	1,700
	ProLogis	167,269	1,694
	PartnerRe Ltd.	23,248	1,631
	Legg Mason Inc.	57,062	1,599
	Federal Realty
	Investment Trust	21,668	1,523
	SL Green Realty Corp.	27,468	1,512
	Everest Re Group Ltd.	21,352	1,510
	Nationwide Health
	Properties Inc.	41,437	1,482
*	American International
	Group Inc.	42,898	1,477
	Torchmark Corp.	29,287	1,450
	Assurant Inc.	41,161	1,428
	Moody’s Corp.	71,119	1,417
	Cincinnati Financial Corp.	54,539	1,411
	Huntington Bancshares Inc.	252,653	1,400
*	Arch Capital Group Ltd.	18,691	1,392
	AMB Property Corp.	58,440	1,386
*	Leucadia National Corp.	68,805	1,342
	Axis Capital Holdings Ltd.	44,174	1,313
	WR Berkley Corp.	48,427	1,281
*	TD Ameritrade Holding Corp.	83,303	1,275
	Marshall & Ilsley Corp.	176,347	1,266
	Rayonier Inc.	28,191	1,241
	RenaissanceRe Holdings Ltd.	21,289	1,198
*	CB Richard Ellis Group Inc.
	Class A	87,652	1,193
	Reinsurance Group of
	America Inc. Class A	25,767	1,178
	Liberty Property Trust	39,780	1,148
	Zions Bancorporation	52,997	1,143
	Eaton Vance Corp.	41,277	1,140
*	Markel Corp.	3,299	1,122
	Realty Income Corp.	36,793	1,116
	Transatlantic Holdings Inc.	22,724	1,090
	UDR Inc.	55,403	1,060
	Fidelity National Financial
	Inc. Class A	77,206	1,003
	Duke Realty Corp.	87,756	996
	Regency Centers Corp.	28,698	987
	Cullen/Frost Bankers Inc.	19,102	982
	HCC Insurance Holdings Inc.	39,620	981

4

			Market
			Value•
		Shares	($000)
	Old Republic
	International Corp.	80,530	977
	SEI Investments Co.	46,985	957
*	First Horizon National Corp.	80,465	921
	Hospitality Properties Trust	43,567	919
	White Mountains Insurance
	Group Ltd.	2,829	917
*	Affiliated Managers
	Group Inc.	14,859	903
	Commerce Bancshares Inc.	24,881	895
	Raymond James
	Financial Inc.	35,094	866
*	NASDAQ OMX Group Inc.	48,368	860
	City National Corp.	16,397	840
	Jefferies Group Inc.	39,327	829
	Brown & Brown Inc.	42,631	816
	Weingarten Realty Investors 40,115		764
*	St. Joe Co.	32,729	758
	American Financial Group Inc. 27,691		757
	TCF Financial Corp.	44,662	742
	Assured Guaranty Ltd.	55,264	733
	Associated Banc-Corp	58,417	716
	Federated Investors Inc.
	Class B	32,692	677
	Validus Holdings Ltd.	25,590	625
	Janus Capital Group Inc.	64,435	572
	Greenhill & Co. Inc.	8,854	541
	BOK Financial Corp.	9,498	451
	TFS Financial Corp.	32,815	407
	Mercury General Corp.	9,798	406
	Capitol Federal Financial	7,940	263
*	CBOE Holdings Inc.	2,675	87
			560,962
Health Care (12.3%)
	Johnson & Johnson	974,503	57,554
	Pfizer Inc.	2,850,469	40,648
	Merck & Co. Inc.	1,078,904	37,729
	Abbott Laboratories	548,443	25,656
*	Amgen Inc.	351,467	18,487
	Bristol-Myers Squibb Co.	605,501	15,101
	Medtronic Inc.	389,974	14,144
	Eli Lilly & Co.	366,387	12,274
	UnitedHealth Group Inc.	408,735	11,608
*	Gilead Sciences Inc.	317,742	10,892
*	Medco Health Solutions Inc. 163,912		9,028
*	Express Scripts Inc.	184,796	8,689
	Baxter International Inc.	212,891	8,652
*	Celgene Corp.	162,386	8,252
*	WellPoint Inc.	156,749	7,670
	Covidien PLC	176,764	7,102
*	Thermo Fisher Scientific Inc. 144,711		7,098
	McKesson Corp.	95,140	6,390
	Allergan Inc.	107,398	6,257
	Becton Dickinson and Co.	83,251	5,629

			Market
			Value•
		Shares	($000)
	Stryker Corp.	105,495	5,281
*	Genzyme Corp.	93,756	4,760
*	Biogen Idec Inc.	95,351	4,524
*	Intuitive Surgical Inc.	13,583	4,287
	Cardinal Health Inc.	127,510	4,286
*	St. Jude Medical Inc.	118,139	4,264
	Aetna Inc.	151,988	4,009
*	Zimmer Holdings Inc.	71,527	3,866
*	Hospira Inc.	57,938	3,329
	AmerisourceBergen Corp.
	Class A	99,774	3,168
*	Boston Scientific Corp.	533,055	3,092
*	Life Technologies Corp.	63,910	3,020
	CIGNA Corp.	96,998	3,013
*	Forest Laboratories Inc.	106,935	2,933
*	Laboratory Corp. of
	America Holdings	37,062	2,793
*	Humana Inc.	60,137	2,746
	Quest Diagnostics Inc.	53,704	2,673
	CR Bard Inc.	33,712	2,614
*	Vertex Pharmaceuticals Inc.	70,825	2,330
*	Varian Medical Systems Inc.	43,805	2,290
*	DaVita Inc.	36,432	2,275
*	Edwards Lifesciences Corp.	39,935	2,237
*	Waters Corp.	33,008	2,136
*	Millipore Corp.	19,812	2,113
*	Cerner Corp.	24,568	1,864
*	Illumina Inc.	42,492	1,850
*	Mylan Inc.	108,223	1,844
*	Henry Schein Inc.	31,992	1,756
	Perrigo Co.	28,988	1,712
*	ResMed Inc.	26,532	1,613
*	Alexion Pharmaceuticals Inc.	31,504	1,613
*	Dendreon Corp.	47,319	1,530
*	CareFusion Corp.	66,544	1,511
*	Watson Pharmaceuticals Inc.	37,093	1,505
*	Cephalon Inc.	26,497	1,504
*	Human Genome
	Sciences Inc.	66,089	1,498
	Beckman Coulter Inc.	24,720	1,490
	DENTSPLY International Inc.	49,273	1,474
*	Mettler-Toledo
	International Inc.	11,964	1,336
*	Hologic Inc.	91,009	1,268
*	IDEXX Laboratories Inc.	20,464	1,246
	Universal Health
	Services Inc. Class B	31,553	1,204
*	Covance Inc.	22,627	1,161
*	Lincare Holdings Inc.	34,682	1,128
*	Community Health
	Systems Inc.	33,067	1,118
	Pharmaceutical Product
	Development Inc.	39,713	1,009
	Omnicare Inc.	42,496	1,007

5

			Market
			Value•
		Shares	($000)
*	Amylin Pharmaceuticals Inc.	50,321	946
	Patterson Cos. Inc.	32,338	923
*	Coventry Health Care Inc.	52,100	921
*	Warner Chilcott PLC Class A	39,998	914
*	Endo Pharmaceuticals
	Holdings Inc.	41,496	905
*	Health Net Inc.	35,271	860
*	Kinetic Concepts Inc.	22,606	825
*	Charles River Laboratories
	International Inc.	23,187	793
*	Gen-Probe Inc.	17,397	790
*	Inverness Medical
	Innovations Inc.	27,813	742
	Techne Corp.	12,530	720
*	King Pharmaceuticals Inc.	87,801	666
*	Bio-Rad Laboratories Inc.
	Class A	6,706	580
*	Myriad Genetics Inc.	33,991	508
*	Abraxis Bioscience Inc.	2,811	209
			441,442
Industrials (10.5%)
	General Electric Co.	3,768,608	54,343
	United Technologies Corp.	314,562	20,418
	3M Co.	238,774	18,861
	Boeing Co.	240,535	15,094
	United Parcel Service Inc.
	Class B	252,061	14,340
	Caterpillar Inc.	220,600	13,251
	Union Pacific Corp.	178,459	12,405
	Emerson Electric Co.	265,698	11,608
	Honeywell International Inc.	256,631	10,016
	Lockheed Martin Corp.	112,736	8,399
	Deere & Co.	149,237	8,309
	FedEx Corp.	105,031	7,364
	Danaher Corp.	194,288	7,212
	Norfolk Southern Corp.	130,572	6,927
	CSX Corp.	137,721	6,835
	General Dynamics Corp.	115,771	6,780
	Raytheon Co.	134,007	6,485
	Tyco International Ltd.	181,790	6,404
	Illinois Tool Works Inc.	150,940	6,231
	Northrop Grumman Corp.	101,623	5,532
	Precision Castparts Corp.	50,065	5,153
	Waste Management Inc.	162,875	5,096
	PACCAR Inc.	115,891	4,621
	Cummins Inc.	67,641	4,405
	Republic Services Inc.
	Class A	134,702	4,005
	Ingersoll-Rand PLC	113,502	3,915
	Eaton Corp.	55,739	3,648
	CH Robinson Worldwide Inc.	58,972	3,282
*	Delta Air Lines Inc.	277,455	3,260
	Parker Hannifin Corp.	56,836	3,152
	Rockwell Collins Inc.	55,602	2,954

			Market
			Value•
		Shares	($000)
	Goodrich Corp.	44,291	2,934
	Southwest Airlines Co.	262,047	2,911
	L-3 Communications
	Holdings Inc.	40,754	2,887
	Dover Corp.	66,144	2,764
	ITT Corp.	61,173	2,748
	Fluor Corp.	63,187	2,685
	Cooper Industries PLC	59,023	2,597
	Expeditors International of
	Washington Inc.	74,922	2,586
	Rockwell Automation Inc.	50,396	2,474
	Fastenal Co.	46,800	2,349
	WW Grainger Inc.	21,725	2,161
*	Stericycle Inc.	28,473	1,867
	Roper Industries Inc.	33,114	1,853
	Joy Global Inc.	36,339	1,820
*	McDermott International Inc.	81,177	1,758
	Flowserve Corp.	19,729	1,673
	Textron Inc.	96,012	1,629
	Pitney Bowes Inc.	73,287	1,609
*	Jacobs Engineering
	Group Inc.	43,990	1,603
	AMETEK Inc.	38,109	1,530
*	Quanta Services Inc.	73,799	1,524
	Iron Mountain Inc.	64,720	1,454
	Pall Corp.	41,500	1,426
	Masco Corp.	127,006	1,367
*	Kansas City Southern	35,862	1,304
	Bucyrus International Inc.
	Class A	27,161	1,289
	Manpower Inc.	29,826	1,288
	Equifax Inc.	44,570	1,251
*	Owens Corning	40,658	1,216
	Dun & Bradstreet Corp.	18,098	1,215
	RR Donnelley & Sons Co.	72,340	1,184
	Robert Half International Inc.	49,709	1,171
*	URS Corp.	29,619	1,165
	Cintas Corp.	48,603	1,165
	KBR Inc.	56,671	1,153
	Avery Dennison Corp.	35,779	1,150
	Pentair Inc.	34,823	1,121
*	Navistar International Corp.	22,462	1,105
	Donaldson Co. Inc.	25,818	1,101
	JB Hunt Transport
	Services Inc.	33,676	1,100
*	Verisk Analytics Inc. Class A	35,548	1,063
*	Shaw Group Inc.	29,515	1,010
*	Foster Wheeler AG	44,926	946
	SPX Corp.	17,584	929
*	Copart Inc.	25,315	907
*	AGCO Corp.	32,607	879
*	IHS Inc. Class A	14,473	845
	MSC Industrial Direct Co.
	Class A	15,845	803

6

			Market
			Value•
		Shares	($000)
*	AMR Corp.	117,671	798
*	Covanta Holding Corp.	46,481	771
	Ryder System Inc.	18,767	755
*	Hertz Global Holdings Inc.	79,549	753
*	Aecom Technology Corp.	32,181	742
*	Alliant Techsystems Inc.	11,656	723
*	Terex Corp.	38,066	713
*	FTI Consulting Inc.	16,341	712
*	Spirit Aerosystems
	Holdings Inc. Class A	37,251	710
	Harsco Corp.	28,448	669
*	Sensata Technologies
	Holding NV	12,041	193
			374,413
Information Technology (18.9%)
*	Apple Inc.	320,281	80,560
	Microsoft Corp.	2,787,929	64,150
	International Business
	Machines Corp.	458,814	56,654
*	Cisco Systems Inc.	2,022,308	43,095
*	Google Inc. Class A	86,144	38,330
	Intel Corp.	1,951,063	37,948
	Hewlett-Packard Co.	831,479	35,986
	Oracle Corp.	1,415,997	30,387
	QUALCOMM Inc.	593,666	19,496
*	EMC Corp.	724,773	13,263
	Visa Inc. Class A	165,712	11,724
	Texas Instruments Inc.	438,555	10,210
	Corning Inc.	550,635	8,893
	Accenture PLC Class A	223,379	8,634
*	eBay Inc.	412,995	8,099
*	Dell Inc.	622,091	7,502
	Automatic Data
	Processing Inc.	178,341	7,180
	Mastercard Inc. Class A	35,115	7,007
*	Yahoo! Inc.	470,002	6,500
	Applied Materials Inc.	474,664	5,706
*	Motorola Inc.	817,376	5,329
*	Cognizant Technology
	Solutions Corp. Class A	105,093	5,261
	Broadcom Corp. Class A	154,936	5,108
*	Adobe Systems Inc.	184,881	4,886
*	NetApp Inc.	119,763	4,468
*	Juniper Networks Inc.	183,845	4,195
	Tyco Electronics Ltd.	162,289	4,119
*	Symantec Corp.	284,381	3,947
	Xerox Corp.	465,634	3,744
*	Intuit Inc.	106,390	3,699
	Western Union Co.	241,214	3,597
*	Agilent Technologies Inc.	123,004	3,497
*	Salesforce.com Inc.	39,796	3,415
*	SanDisk Corp.	80,868	3,402
	Fidelity National Information
	Services Inc.	112,569	3,019

			Market
			Value•
		Shares	($000)
	Paychex Inc.	114,907	2,984
*	Marvell Technology
	Group Ltd.	187,227	2,951
	Analog Devices Inc.	104,963	2,924
*	Citrix Systems Inc.	64,930	2,742
	CA Inc.	146,947	2,704
	Altera Corp.	105,008	2,605
*	Micron Technology Inc.	300,404	2,550
	Xilinx Inc.	97,873	2,472
	Computer Sciences Corp.	54,408	2,462
*	Akamai Technologies Inc.	60,516	2,455
*	Fiserv Inc.	53,702	2,452
*	Western Digital Corp.	80,730	2,435
	Amphenol Corp. Class A	61,277	2,407
*	SAIC Inc.	139,559	2,336
*	Seagate Technology	176,279	2,299
*	BMC Software Inc.	64,366	2,229
*,^	First Solar Inc.	19,580	2,229
	Linear Technology Corp.	79,113	2,200
*	Cree Inc.	35,634	2,139
	Activision Blizzard Inc.	201,859	2,118
*	NVIDIA Corp.	195,888	2,000
*	Autodesk Inc.	81,111	1,976
*	Red Hat Inc.	66,776	1,933
*	F5 Networks Inc.	28,128	1,929
	Harris Corp.	46,054	1,918
*	Sybase Inc.	29,073	1,880
*	Teradata Corp.	59,348	1,809
	Maxim Integrated
	Products Inc.	107,735	1,802
	Microchip Technology Inc.	64,958	1,802
*	McAfee Inc.	56,024	1,721
*	Lam Research Corp.	45,160	1,719
*	VeriSign Inc.	64,716	1,718
	KLA-Tencor Corp.	60,702	1,692
*	Electronic Arts Inc.	115,436	1,662
*	Flextronics International Ltd.	286,823	1,606
*	FLIR Systems Inc.	53,908	1,568
*	VMware Inc. Class A	23,637	1,479
*	Advanced Micro
	Devices Inc.	201,299	1,474
*	Rovi Corp.	36,746	1,393
*	Avnet Inc.	53,585	1,292
*	ANSYS Inc.	31,795	1,290
*	Equinix Inc.	15,486	1,258
*	Nuance Communications
	Inc.	80,069	1,197
*	Trimble Navigation Ltd.	42,607	1,193
*	Dolby Laboratories Inc.
	Class A	19,012	1,192
	National
	Semiconductor Corp.	83,954	1,130
*	Alliance Data Systems Corp.	18,477	1,100

7

			Market
			Value•
		Shares	($000)
*	Hewitt Associates Inc.
	Class A	31,482	1,085
*	Synopsys Inc.	51,921	1,084
*	LSI Corp.	231,870	1,067
	Factset Research
	Systems Inc.	15,811	1,059
	Lender Processing
	Services Inc.	33,746	1,057
	Global Payments Inc.	28,762	1,051
*	ON Semiconductor Corp.	150,793	962
*	Arrow Electronics Inc.	42,268	945
	Jabil Circuit Inc.	68,894	916
*	Lexmark International Inc.
	Class A	27,517	909
	Broadridge Financial
	Solutions Inc.	47,439	904
*	Ingram Micro Inc.	57,667	876
*	Novellus Systems Inc.	33,809	857
	Tellabs Inc.	129,361	827
*	Brocade Communications
	Systems Inc.	156,575	808
	Total System Services Inc.	59,315	807
*	IAC/InterActiveCorp	36,608	804
*	MEMC Electronic
	Materials Inc.	79,330	784
*	AOL Inc.	37,297	775
*	NCR Corp.	56,406	684
*	Avago Technologies Ltd.	29,429	620
	DST Systems Inc.	13,430	485
	Molex Inc.	21,985	401
	Molex Inc. Class A	25,953	401
*	SunPower Corp. Class A	19,963	242
*	SunPower Corp. Class B	14,628	158
			676,004
Materials (3.6%)
	EI du Pont de Nemours
	& Co.	319,094	11,037
	Newmont Mining Corp.	170,540	10,529
	Dow Chemical Co.	406,118	9,633
	Freeport-McMoRan
	Copper & Gold Inc.	152,073	8,992
	Monsanto Co.	192,775	8,910
	Praxair Inc.	108,192	8,222
	Air Products &
	Chemicals Inc.	75,014	4,862
	Nucor Corp.	111,071	4,252
	Ecolab Inc.	83,598	3,754
	Alcoa Inc.	359,865	3,620
	PPG Industries Inc.	58,641	3,543
	International Paper Co.	146,551	3,316
	Weyerhaeuser Co.	74,549	2,624
	Sherwin-Williams Co.	32,927	2,278
	Cliffs Natural Resources Inc.	47,801	2,254
	Sigma-Aldrich Corp.	43,050	2,145

			Market
			Value•
		Shares	($000)
	Mosaic Co.	55,023	2,145
	United States Steel Corp.	50,761	1,957
	Vulcan Materials Co.	44,598	1,955
	Lubrizol Corp.	24,159	1,940
	Airgas Inc.	27,712	1,724
	Ball Corp.	31,641	1,672
*	Owens-Illinois Inc.	59,585	1,576
	CF Industries Holdings Inc.	24,054	1,526
*	Crown Holdings Inc.	56,918	1,425
	FMC Corp.	24,399	1,401
	Allegheny Technologies Inc.	31,190	1,378
	Eastman Chemical Co.	25,612	1,367
	Martin Marietta
	Materials Inc.	16,041	1,360
	MeadWestvaco Corp.	60,700	1,348
*	Pactiv Corp.	46,740	1,302
	Celanese Corp. Class A	51,467	1,282
	Ashland Inc.	26,186	1,216
	International Flavors &
	Fragrances Inc.	27,929	1,185
	Albemarle Corp.	29,032	1,153
	Walter Energy Inc.	18,904	1,150
	Sealed Air Corp.	56,007	1,104
	Sonoco Products Co.	35,435	1,080
	Bemis Co. Inc.	38,144	1,030
	Valspar Corp.	33,240	1,001
	Nalco Holding Co.	48,720	997
	Steel Dynamics Inc.	72,517	957
	Reliance Steel &
	Aluminum Co.	24,784	896
	Scotts Miracle-Gro Co.
	Class A	16,478	732
*	Titanium Metals Corp.	32,145	565
	Greif Inc. Class A	8,689	483
			128,878
Telecommunication Services (3.0%)
	AT&T Inc.	2,084,654	50,428
	Verizon
	Communications Inc.	1,001,576	28,064
*	American Tower Corp.
	Class A	141,716	6,306
*	Sprint Nextel Corp.	1,037,891	4,401
*	Crown Castle
	International Corp.	103,291	3,849
	CenturyLink Inc.	105,140	3,502
	Qwest Communications
	International Inc.	549,918	2,887
*	NII Holdings Inc.	58,980	1,918
	Windstream Corp.	170,377	1,799
*	SBA Communications Corp.
	Class A	39,147	1,331
	Frontier
	Communications Corp.	110,434	785

8

			Market
			Value•
		Shares	($000)
*	MetroPCS
	Communications Inc.	86,900	712
*	Level 3
	Communications Inc.	580,509	633
	Telephone & Data
	Systems Inc.	17,637	536
	Telephone & Data
	Systems Inc.–Special
	Common Shares	15,834	420
*	United States Cellular Corp.	6,639	273
*	Clearwire Corp. Class A	34,882	254
			108,098
Utilities (3.8%)
	Southern Co.	289,675	9,640
	Exelon Corp.	233,096	8,851
	Dominion Resources Inc.	211,913	8,210
	Duke Energy Corp.	462,550	7,401
*	NextEra Energy Inc.	138,887	6,772
	Public Service Enterprise
	Group Inc.	178,837	5,603
	American Electric
	Power Co. Inc.	169,035	5,460
	PG&E Corp.	131,216	5,393
	Entergy Corp.	66,740	4,780
	Consolidated Edison Inc.	99,453	4,286
	PPL Corp.	162,314	4,050
	Progress Energy Inc.	100,561	3,944
	Sempra Energy	82,764	3,873
	FirstEnergy Corp.	107,779	3,797
	Edison International	109,188	3,463
	Xcel Energy Inc.	161,554	3,330
	Questar Corp.	61,557	2,800
	DTE Energy Co.	58,501	2,668
*	AES Corp.	238,790	2,206
	Constellation Energy
	Group Inc.	67,438	2,175
	Wisconsin Energy Corp.	41,259	2,093
	Ameren Corp.	83,874	1,994
*	NRG Energy Inc.	92,444	1,961
	CenterPoint Energy Inc.	140,074	1,843
	EQT Corp.	48,386	1,749
*	Calpine Corp.	124,975	1,590
	Northeast Utilities	62,177	1,584
	Oneok Inc.	35,604	1,540
	SCANA Corp.	41,284	1,476
	NiSource Inc.	97,647	1,416
	Pinnacle West Capital Corp.	37,870	1,377
	NSTAR	37,621	1,317
	American Water
	Works Co. Inc.	61,471	1,266
	OGE Energy Corp.	34,248	1,252
	Allegheny Energy Inc.	59,875	1,238
	Alliant Energy Corp.	39,002	1,238
	Pepco Holdings Inc.	78,588	1,232

		Market
		Value•
	Shares	($000)
CMS Energy Corp.	81,156	1,189
Integrys Energy Group Inc.	27,074	1,184
MDU Resources Group Inc.	62,906	1,134
National Fuel Gas Co.	24,296	1,115
TECO Energy Inc.	71,571	1,079
Energen Corp.	24,078	1,067
DPL Inc.	42,250	1,010
NV Energy Inc.	83,015	980
AGL Resources Inc.	27,274	977
UGI Corp.	38,335	975
Aqua America Inc.	48,596	859
* Mirant Corp.	50,533	534
		136,971
Total Common Stocks
(Cost $3,921,602)		3,572,878
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2,3 Vanguard Market
Liquidity Fund,
0.286%	9,566,738	9,567

	Face
	Amount
	($000)

U.S. Government and Agency Obligations (0.0%)
4,5 Fannie Mae Discount
Notes, 0.300%, 9/15/10	1,000	999
Total Temporary Cash Investments
(Cost $10,566)		10,566
Total Investments (100.1%)
(Cost $3,932,168)		3,583,444
Other Assets and Liabilities (-0.1%)
Other Assets		8,538
Liabilities[3]		(13,887)
		(5,349)
Net Assets (100%)		3,578,095

9

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	4,128,115
Overdistributed Net Investment Income	(1,109)
Accumulated Net Realized Losses	(199,983)
Unrealized Appreciation (Depreciation)
Investment Securities	(348,724)
Futures Contracts	(204)
Net Assets	3,578,095

Investor Shares—Net Assets
Applicable to 23,913,459 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	453,241
Net Asset Value Per Share—
Investor Shares	$18.95

Admiral Shares—Net Assets
Applicable to 13,713,515 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	324,994
Net Asset Value Per Share—
Admiral Shares	$23.70

Signal Shares—Net Assets
Applicable to 13,575,922 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	280,616
Net Asset Value Per Share—
Signal Shares	$20.67

Amount
($000)
Institutional Shares—Net Assets
Applicable to 2,289,468 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	223,304
Net Asset Value Per Share—
Institutional Shares	$97.54

ETF Shares—Net Assets
Applicable to 48,934,323 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,295,940
Net Asset Value Per Share—
ETF Shares	$46.92

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,388,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $3,481,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

10

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© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F03072 082010

Vanguard® U.S. Stock Index Funds Total Stock Market Index Fund

Statement of Net Assets—Investments Summary (unaudited)
As of June 30, 2010

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commisssion’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	11,354,735	747,936	0.6%
Walt Disney Co.	19,444,463	612,501	0.5%
Home Depot Inc.	17,944,606	503,705	0.4%
Comcast Corp. Class A	26,984,756	468,725	0.4%
* Amazon.com Inc.	3,753,098	410,064	0.4%
Consumer Discretionary—Other †		10,454,159	8.6%
		13,197,090	10.9%
Consumer Staples
Procter & Gamble Co.	30,652,430	1,838,533	1.5%
Wal-Mart Stores Inc.	24,125,385	1,159,707	1.0%
Coca-Cola Co.	21,893,553	1,097,305	0.9%
PepsiCo Inc.	17,174,602	1,046,792	0.9%
Philip Morris International Inc.	19,850,001	909,924	0.7%
Kraft Foods Inc.	18,406,522	515,383	0.4%
Altria Group Inc.	21,956,031	439,999	0.4%
CVS Caremark Corp.	14,674,220	430,248	0.4%
Colgate-Palmolive Co.	5,210,608	410,388	0.3%
Consumer Staples—Other †		4,267,104	3.5%
		12,115,383	10.0%
Energy
Exxon Mobil Corp.	53,786,081	3,069,572	2.5%
Chevron Corp.	21,194,331	1,438,247	1.2%
ConocoPhillips	14,906,220	731,746	0.6%
Schlumberger Ltd.	12,617,644	698,260	0.6%
Occidental Petroleum Corp.	8,568,695	661,075	0.5%
Energy—Other †		5,692,001	4.7%
		12,290,901	10.1%

1

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Financials
JPMorgan Chase & Co.	41,927,451	1,534,964	1.3%
Bank of America Corp.	105,870,025	1,521,352	1.2%
Wells Fargo & Co.	51,938,933	1,329,637	1.1%
* Citigroup Inc.	225,388,690	847,461	0.7%
Goldman Sachs Group Inc.	5,153,910	676,554	0.5%
US Bancorp	20,191,849	451,288	0.4%
American Express Co.	11,366,244	451,240	0.4%
Financials—Other †		12,987,233	10.7%
		19,799,729	16.3%
Health Care
Johnson & Johnson	29,116,988	1,719,649	1.4%
Pfizer Inc.	85,167,104	1,214,483	1.0%
Merck & Co. Inc.	32,234,093	1,127,226	0.9%
Abbott Laboratories	16,385,177	766,499	0.6%
* Amgen Inc.	10,500,357	552,319	0.5%
Bristol-Myers Squibb Co.	18,089,452	451,151	0.4%
Medtronic Inc.	11,657,546	422,819	0.4%
Health Care—Other †		8,667,008	7.1%
		14,921,154	12.3%
Industrials
General Electric Co.	112,599,202	1,623,680	1.3%
United Technologies Corp.	9,397,886	610,017	0.5%
3M Co.	7,135,496	563,633	0.5%
Boeing Co.	7,189,584	451,146	0.4%
United Parcel Service Inc. Class B	7,534,109	428,615	0.3%
Industrials—Other †		9,748,413	8.0%
		13,425,504	11.0%
Information Technology
* Apple Inc.	9,569,462	2,407,007	2.0%
Microsoft Corp.	83,299,704	1,916,726	1.6%
International Business Machines Corp.	13,708,469	1,692,722	1.4%
* Cisco Systems Inc.	60,423,038	1,287,615	1.1%
* Google Inc. Class A	2,573,607	1,145,126	0.9%
Intel Corp.	58,295,072	1,133,839	0.9%
Hewlett-Packard Co.	24,842,859	1,075,199	0.9%
Oracle Corp.	42,306,962	907,907	0.7%
QUALCOMM Inc.	17,735,506	582,434	0.5%
* EMC Corp.	21,662,567	396,425	0.3%
Information Technology—Other †		10,160,690	8.4%
		22,705,690	18.7%

Materials †		4,585,366	3.8%

Telecommunication Services
AT&T Inc.	62,284,985	1,506,674	1.2%
Verizon Communications Inc.	29,925,625	838,516	0.7%
Telecommunication Services—Other †		1,028,556	0.9%
		3,373,746	2.8%

Utilities †		4,577,145	3.8%
Total Common Stocks (Cost $132,280,042)		120,991,708	99.7%[1]

2

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.286%	1,265,981,203	1,265,981	1.1%

4U.S. Government and Agency Obligations †			29,998	0.0%
Total Temporary Cash Investments (Cost $1,295,976)			1,295,979	1.1%[1]
[5]Total Investments (Cost $133,576,018)			122,287,687	100.8%
Other Assets and Liabilities
Other Assets			539,348	0.4%
Liabilities[3]			(1,517,211)	(1.2%)
			(977,863)	(0.8%)
Net Assets			121,309,824	100.0%

At June 30, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				134,726,486
Overdistributed Net Investment Income				(42,719)
Accumulated Net Realized Losses				(2,072,532)
Unrealized Appreciation (Depreciation)
Investment Securities				(11,288,331)
Futures Contracts				(13,080)
Net Assets				121,309,824

3

Amount
($000)
Investor Shares—Net Assets
Applicable to 2,286,546,520 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	58,508,607
Net Asset Value Per Share—Investor Shares	$25.59

Admiral Shares—Net Assets
Applicable to 1,081,085,610 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,667,378
Net Asset Value Per Share—Admiral Shares	$25.59

Signal Shares—Net Assets
Applicable to 176,676,332 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,363,950
Net Asset Value Per Share—Signal Shares	$24.70

Institutional Shares—Net Assets
Applicable to 678,901,421 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,376,987
Net Asset Value Per Share—Institutional Shares	$25.60

ETF Shares—Net Assets
Applicable to 254,789,687 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,392,902
Net Asset Value Per Share—ETF Shares	$52.56

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $647,700,000 of collateral received for securities on loan.
4 Securities with a value of $26,998,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $577,022,000.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F852 082010

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (10.9%)
	McDonald's Corp.	11,354,735	747,936
	Walt Disney Co.	19,444,463	612,501
	Home Depot Inc.	17,944,606	503,705
	Comcast Corp. Class A	26,984,756	468,725
*	Amazon.com Inc.	3,753,098	410,064
	Target Corp.	7,464,961	367,052
	Time Warner Inc.	12,138,493	350,924
*	DIRECTV Class A	9,638,498	326,938
*	Ford Motor Co.	31,318,061	315,686
	Lowe's Cos. Inc.	15,397,013	314,407
	News Corp. Class A	23,614,300	282,427
	NIKE Inc. Class B	3,984,730	269,169
	Time Warner Cable Inc.	3,720,644	193,771
	Yum! Brands Inc.	4,952,343	193,339
	Starbucks Corp.	7,845,187	190,638
	Johnson Controls Inc.	7,088,922	190,479
	TJX Cos. Inc.	4,429,307	185,809
	Viacom Inc. Class B	5,856,897	183,731
	Carnival Corp.	4,907,515	148,403
*	Kohl's Corp.	3,073,868	146,009
	Staples Inc.	7,639,424	145,531
	Best Buy Co. Inc.	3,749,886	126,971
	Coach Inc.	3,315,821	121,193
	Omnicom Group Inc.	3,276,183	112,373
*	Bed Bath & Beyond Inc.	2,765,016	102,527
	Gap Inc.	5,097,189	99,191
	McGraw-Hill Cos. Inc.	3,331,516	93,749
	Marriott International Inc. Class A	3,026,869	90,624
	CBS Corp. Class B	6,601,060	85,352
*	priceline.com Inc.	481,048	84,924
	Starwood Hotels & Resorts Worldwide Inc.	1,971,540	81,681
	Mattel Inc.	3,837,731	81,206
	Stanley Black & Decker Inc.	1,596,407	80,650
	Macy's Inc.	4,451,298	79,678
*	Las Vegas Sands Corp.	3,484,159	77,139
	Ross Stores Inc.	1,307,321	69,667
	Whirlpool Corp.	789,432	69,328
*	O'Reilly Automotive Inc.	1,451,808	69,048
	VF Corp.	937,054	66,700
	Genuine Parts Co.	1,674,841	66,072
	Wynn Resorts Ltd.	844,624	64,419
	Ltd Brands Inc.	2,891,060	63,806
*	Liberty Media Corp. - Interactive	5,989,069	62,885
	Fortune Brands Inc.	1,604,145	62,850
	Cablevision Systems Corp. Class A	2,613,562	62,752
*	Apollo Group Inc. Class A	1,466,843	62,297
*	AutoZone Inc.	313,490	60,573
	Nordstrom Inc.	1,837,971	59,164
*	Dollar Tree Inc.	1,397,178	58,165
	H&R Block Inc.	3,541,086	55,560
	Virgin Media Inc.	3,303,031	55,128
	Harley-Davidson Inc.	2,473,173	54,979
	Darden Restaurants Inc.	1,402,098	54,472
	Hasbro Inc.	1,295,283	53,236
	Family Dollar Stores Inc.	1,388,400	52,329
*	Discovery Communications Inc. Class A	1,428,059	50,996
*	NetFlix Inc.	467,996	50,848
	Advance Auto Parts Inc.	999,377	50,149
	Tiffany & Co.	1,313,535	49,796
	International Game Technology	3,131,178	49,160
	Polo Ralph Lauren Corp. Class A	671,064	48,961

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Urban Outfitters Inc.	1,422,659	48,925
	JC Penney Co. Inc.	2,241,428	48,146
	Comcast Corp.	2,860,694	47,001
*	CarMax Inc.	2,354,096	46,847
*	Discovery Communications Inc.	1,496,329	46,281
*	BorgWarner Inc.	1,235,432	46,131
*	Chipotle Mexican Grill Inc. Class A	333,347	45,605
*	Autoliv Inc.	898,191	42,978
	Newell Rubbermaid Inc.	2,933,126	42,941
	Expedia Inc.	2,229,926	41,878
*	NVR Inc.	61,391	40,213
	DISH Network Corp. Class A	2,202,937	39,983
	PetSmart Inc.	1,304,937	39,370
*,^	Sirius XM Radio Inc.	40,997,728	38,927
	Scripps Networks Interactive Inc. Class A	955,895	38,561
	Wyndham Worldwide Corp.	1,889,950	38,064
*	Liberty Media Corp. - Capital	901,386	37,777
^	Garmin Ltd.	1,271,050	37,089
*	Liberty Global Inc. Class A	1,425,487	37,048
*	Interpublic Group of Cos. Inc.	5,129,373	36,572
	DeVry Inc.	675,942	35,480
	Gannett Co. Inc.	2,510,436	33,790
*,^	Royal Caribbean Cruises Ltd.	1,472,331	33,525
*	Liberty Global Inc.	1,260,405	32,758
	Leggett & Platt Inc.	1,568,230	31,459
*,^	Sears Holdings Corp.	484,914	31,350
*	ITT Educational Services Inc.	374,386	31,082
*	GameStop Corp. Class A	1,652,468	31,050
*	Lear Corp.	463,512	30,685
^	Strayer Education Inc.	147,504	30,665
*	Aeropostale Inc.	1,065,795	30,524
*	Pulte Group Inc.	3,631,552	30,069
	DR Horton Inc.	3,025,068	29,736
	Abercrombie & Fitch Co.	929,022	28,512
*	Mohawk Industries Inc.	614,948	28,140
*	Big Lots Inc.	874,148	28,051
	Phillips-Van Heusen Corp.	604,395	27,965
*	LKQ Corp.	1,431,143	27,592
*	Liberty Media Corp. - Starz	523,147	27,120
*,^	MGM Resorts International	2,796,196	26,955
	Tupperware Brands Corp.	666,147	26,546
	Gentex Corp.	1,469,498	26,422
	Jarden Corp.	974,237	26,178
	Washington Post Co. Class B	63,277	25,974
	RadioShack Corp.	1,324,517	25,841
	Williams-Sonoma Inc.	1,009,777	25,063
*	Signet Jewelers Ltd.	905,561	24,903
*	Dollar General Corp.	899,920	24,793
	American Eagle Outfitters Inc.	2,088,318	24,538
*	Toll Brothers Inc.	1,485,999	24,311
*	Hanesbrands Inc.	1,009,657	24,292
*	WMS Industries Inc.	617,018	24,218
*	Goodyear Tire & Rubber Co.	2,433,331	24,187
*	TRW Automotive Holdings Corp.	873,066	24,070
*	Panera Bread Co. Class A	318,184	23,956
*	J Crew Group Inc.	639,879	23,554
*	Dick's Sporting Goods Inc.	944,933	23,519
	Tractor Supply Co.	382,644	23,330
*	Tempur-Pedic International Inc.	740,422	22,768
*	Harman International Industries Inc.	735,453	21,983
*	DreamWorks Animation SKG Inc. Class A	758,401	21,652
	Foot Locker Inc.	1,653,218	20,864
*	Career Education Corp.	888,802	20,460
	Service Corp. International	2,691,279	19,915

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Guess? Inc.	635,063	19,839
*	Fossil Inc.	564,479	19,587
*	Deckers Outdoor Corp.	136,230	19,463
*	Bally Technologies Inc.	585,560	18,966
	Lennar Corp. Class A	1,348,439	18,757
	Chico's FAS Inc.	1,878,672	18,561
	John Wiley & Sons Inc. Class A	467,014	18,059
*,^	Lululemon Athletica Inc.	483,074	17,980
	Polaris Industries Inc.	328,995	17,970
*	Warnaco Group Inc.	482,693	17,445
*	Hyatt Hotels Corp. Class A	464,694	17,236
	Burger King Holdings Inc.	1,001,711	16,869
*	Penn National Gaming Inc.	709,355	16,386
*	Valassis Communications Inc.	511,159	16,214
	Sotheby's	708,037	16,193
*	Carter's Inc.	616,546	16,184
	Brinker International Inc.	1,087,439	15,724
	Wendy's/Arby's Group Inc. Class A	3,921,898	15,688
*	Lamar Advertising Co. Class A	610,511	14,970
*	Live Nation Entertainment Inc.	1,424,246	14,883
*	Dana Holding Corp.	1,474,607	14,746
*	Dress Barn Inc.	618,584	14,729
	Jones Apparel Group Inc.	921,169	14,601
*,^	AutoNation Inc.	724,633	14,130
	Hillenbrand Inc.	660,580	14,130
*	Rent-A-Center Inc.	693,692	14,054
*	Cheesecake Factory Inc.	609,497	13,567
*	Coinstar Inc.	315,530	13,558
*	Gymboree Corp.	316,771	13,529
	Interactive Data Corp.	399,076	13,321
*	Tenneco Inc.	628,612	13,239
	Wolverine World Wide Inc.	524,217	13,221
*	Skechers U.S.A. Inc. Class A	358,265	13,084
*	Capella Education Co.	159,971	13,014
*	Madison Square Garden Inc. Class A	657,456	12,932
*,^	Under Armour Inc. Class A	380,472	12,605
*	Life Time Fitness Inc.	396,086	12,592
	Aaron's Inc.	722,540	12,334
*	Eastman Kodak Co.	2,841,646	12,333
	Meredith Corp.	384,636	11,974
*	New York Times Co. Class A	1,381,510	11,950
	Dillard's Inc. Class A	553,907	11,909
*	Office Depot Inc.	2,922,009	11,805
	Regal Entertainment Group Class A	898,144	11,712
*	OfficeMax Inc.	893,606	11,671
	Brunswick Corp.	934,863	11,620
*	Childrens Place Retail Stores Inc.	261,486	11,511
*	Jack in the Box Inc.	587,712	11,431
	Pool Corp.	518,299	11,361
	Cracker Barrel Old Country Store Inc.	241,781	11,257
	Cooper Tire & Rubber Co.	575,264	11,218
*	Saks Inc.	1,449,153	10,999
*	Iconix Brand Group Inc.	756,939	10,877
	MDC Holdings Inc.	400,797	10,801
*	Collective Brands Inc.	682,638	10,786
*	Vail Resorts Inc.	307,383	10,731
	Monro Muffler Brake Inc.	265,604	10,499
*	JOS A Bank Clothiers Inc.	193,402	10,442
*	AnnTaylor Stores Corp.	623,837	10,150
*	Jo-Ann Stores Inc.	270,467	10,145
*	HSN Inc.	420,319	10,088
*	Morningstar Inc.	231,074	9,825
	Thor Industries Inc.	413,569	9,822
	PF Chang's China Bistro Inc.	244,102	9,679

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Men's Wearhouse Inc.	526,037	9,658
*	CROCS Inc.	908,409	9,611
	Choice Hotels International Inc.	317,085	9,579
^	Buckle Inc.	295,316	9,574
	Weight Watchers International Inc.	368,228	9,460
	Matthews International Corp. Class A	322,543	9,444
	Regis Corp.	605,611	9,429
	NutriSystem Inc.	407,300	9,343
	KB Home	837,417	9,212
*,^	Corinthian Colleges Inc.	931,453	9,175
	Finish Line Inc. Class A	635,271	8,849
*	Sally Beauty Holdings Inc.	1,050,073	8,611
*	CEC Entertainment Inc.	238,614	8,414
*	Lions Gate Entertainment Corp.	1,194,839	8,340
*	Steven Madden Ltd.	256,024	8,070
	Cato Corp. Class A	361,696	7,965
	Bob Evans Farms Inc.	323,281	7,959
	Scholastic Corp.	328,280	7,918
*	Hibbett Sports Inc.	327,001	7,835
	Arbitron Inc.	305,368	7,827
*	Charming Shoppes Inc.	2,079,397	7,798
*	99 Cents Only Stores	523,369	7,746
	Cinemark Holdings Inc.	583,025	7,667
*	Pier 1 Imports Inc.	1,189,802	7,627
*	Gaylord Entertainment Co.	342,058	7,556
	National CineMedia Inc.	444,812	7,411
*	Blue Nile Inc.	154,980	7,296
*	Domino's Pizza Inc.	640,680	7,240
*	Timberland Co. Class A	447,658	7,230
*	American Public Education Inc.	165,152	7,217
*	Pinnacle Entertainment Inc.	755,310	7,145
	American Greetings Corp. Class A	380,504	7,138
	Ryland Group Inc.	449,608	7,113
*	Orient-Express Hotels Ltd. Class A	935,787	6,925
	International Speedway Corp. Class A	268,723	6,922
	CTC Media Inc.	478,537	6,910
	Columbia Sportswear Co.	148,003	6,907
*	Scientific Games Corp. Class A	744,347	6,848
*	Helen of Troy Ltd.	310,194	6,843
*	Ulta Salon Cosmetics & Fragrance Inc.	287,771	6,809
*,^	Education Management Corp.	444,577	6,780
*	Talbots Inc.	654,557	6,748
	CKE Restaurants Inc.	511,326	6,407
*	True Religion Apparel Inc.	286,002	6,312
*	Exide Technologies	1,198,776	6,234
*	Texas Roadhouse Inc. Class A	492,848	6,220
*	Biglari Holdings Inc.	21,676	6,219
^	Barnes & Noble Inc.	481,399	6,210
*	DSW Inc. Class A	276,246	6,205
	Brown Shoe Co. Inc.	402,854	6,115
	Ameristar Casinos Inc.	401,811	6,051
*	Standard Pacific Corp.	1,798,583	5,989
*	Quiksilver Inc.	1,616,300	5,980
*	Buffalo Wild Wings Inc.	160,116	5,857
*	Universal Technical Institute Inc.	243,325	5,752
*,^	Cabela's Inc.	400,938	5,669
*	Liz Claiborne Inc.	1,309,015	5,524
	Unifirst Corp.	122,694	5,401
*	Papa John's International Inc.	233,121	5,390
*	Genesco Inc.	203,796	5,362
^	PetMed Express Inc.	300,453	5,348
^	Sturm Ruger & Co. Inc.	370,444	5,308
*	Ruby Tuesday Inc.	611,431	5,197
*	Belo Corp. Class A	883,294	5,026

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	Pre-Paid Legal Services Inc.	109,143	4,965
	Fred's Inc. Class A	445,532	4,928
*	Group 1 Automotive Inc.	209,276	4,924
*	RCN Corp.	330,511	4,895
*	Grand Canyon Education Inc.	206,045	4,828
*	Boyd Gaming Corp.	562,946	4,779
*	Interval Leisure Group Inc.	382,361	4,760
*	Shutterfly Inc.	198,532	4,757
*	Meritage Homes Corp.	286,959	4,672
*	Penske Automotive Group Inc.	410,552	4,664
	Stage Stores Inc.	434,513	4,641
*	California Pizza Kitchen Inc.	305,005	4,621
*	Mediacom Communications Corp. Class A	654,231	4,396
*	Steiner Leisure Ltd.	114,303	4,394
	Harte-Hanks Inc.	415,684	4,344
*	Modine Manufacturing Co.	560,124	4,302
	CPI Corp.	190,253	4,265
*	Lumber Liquidators Holdings Inc.	182,562	4,259
	Stewart Enterprises Inc. Class A	786,191	4,253
*	American Axle & Manufacturing Holdings Inc.	572,538	4,197
*	Peet's Coffee & Tea Inc.	106,111	4,167
*	EW Scripps Co. Class A	557,912	4,156
*	Sonic Corp.	533,931	4,138
*,^	Landry's Restaurants Inc.	168,660	4,125
*	BJ's Restaurants Inc.	174,159	4,110
*	Select Comfort Corp.	469,727	4,110
*	Rentrak Corp.	168,229	4,093
	Callaway Golf Co.	676,503	4,086
	PEP Boys-Manny Moe & Jack	459,839	4,074
*	K12 Inc.	183,553	4,071
	National Presto Industries Inc.	42,991	3,992
*	Sonic Automotive Inc. Class A	461,869	3,954
*	Wet Seal Inc. Class A	1,082,039	3,949
*	DineEquity Inc.	138,371	3,863
*	Citi Trends Inc.	116,430	3,835
*	Vitamin Shoppe Inc.	145,462	3,731
	Ethan Allen Interiors Inc.	265,848	3,719
*	La-Z-Boy Inc.	499,090	3,708
*	Maidenform Brands Inc.	180,551	3,676
*	Clear Channel Outdoor Holdings Inc. Class A	422,556	3,668
*	hhgregg Inc.	155,798	3,633
*	Jakks Pacific Inc.	245,935	3,537
	Superior Industries International Inc.	262,994	3,535
	Churchill Downs Inc.	107,514	3,526
*	Shuffle Master Inc.	436,010	3,492
	News Corp. Class B	244,868	3,391
*	Drew Industries Inc.	163,431	3,301
*,^	Fuel Systems Solutions Inc.	126,921	3,294
	Systemax Inc.	216,656	3,265
	World Wrestling Entertainment Inc. Class A	209,781	3,264
*	Rue21 Inc.	105,827	3,211
*	Denny's Corp.	1,225,734	3,187
*	Knology Inc.	289,495	3,164
*	iRobot Corp.	166,173	3,122
	Lennar Corp. Class B	273,234	3,096
*	Lincoln Educational Services Corp.	149,987	3,088
*	Federal-Mogul Corp.	236,037	3,073
*	Coldwater Creek Inc.	906,680	3,046
*	K-Swiss Inc. Class A	268,014	3,010
*	Drugstore.Com Inc.	968,106	2,982
*	Sinclair Broadcast Group Inc. Class A	509,071	2,968
*	CKX Inc.	592,093	2,955
*	Furniture Brands International Inc.	544,741	2,844
*	America's Car-Mart Inc.	124,140	2,809

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Zumiez Inc.	171,212	2,758
*	Asbury Automotive Group Inc.	261,430	2,755
*	G-III Apparel Group Ltd.	118,931	2,722
*	Red Robin Gourmet Burgers Inc.	157,415	2,701
*	Perry Ellis International Inc.	133,406	2,695
*	Winnebago Industries Inc.	261,171	2,596
*	Alloy Inc.	276,401	2,593
*	Unifi Inc.	665,893	2,544
*	Journal Communications Inc. Class A	640,662	2,543
*	Bridgepoint Education Inc.	160,867	2,543
*	Core-Mark Holding Co. Inc.	92,767	2,542
	Big 5 Sporting Goods Corp.	189,748	2,493
	Christopher & Banks Corp.	398,613	2,467
*	RC2 Corp.	152,892	2,463
*	Kirkland's Inc.	145,713	2,459
*	Dorman Products Inc.	120,018	2,440
*,^	Overstock.com Inc.	134,120	2,424
	HOT Topic Inc.	458,685	2,330
*	Ascent Media Corp. Class A	92,159	2,328
	Oxford Industries Inc.	110,894	2,321
*,^	Beazer Homes USA Inc.	638,512	2,318
*,^	Smith & Wesson Holding Corp.	551,351	2,255
*,^	Hovnanian Enterprises Inc. Class A	608,874	2,241
*,^	SuperMedia Inc.	121,652	2,225
	Standard Motor Products Inc.	275,218	2,221
*	Steinway Musical Instruments Inc.	124,607	2,217
	Blyth Inc.	64,651	2,203
*	Volcom Inc.	118,457	2,200
*	Movado Group Inc.	203,207	2,170
*	Hawk Corp. Class A	84,655	2,154
	Hooker Furniture Corp.	199,244	2,124
*	Famous Dave's Of America Inc.	247,871	2,062
	Cherokee Inc.	115,870	1,981
*	Carmike Cinemas Inc.	322,803	1,956
*	Cavco Industries Inc.	55,249	1,944
*	Retail Ventures Inc.	245,574	1,920
	Kid Brands Inc.	266,692	1,875
*	AH Belo Corp. Class A	277,542	1,843
*	LIN TV Corp. Class A	340,625	1,843
*	Warner Music Group Corp.	377,980	1,837
*	Isle of Capri Casinos Inc.	196,818	1,823
*	Pacific Sunwear Of California	550,735	1,762
*	Amerigon Inc.	233,829	1,726
*	Learning Tree International Inc.	158,115	1,716
*	Stein Mart Inc.	275,292	1,715
*	ChinaCast Education Corp.	280,906	1,669
*	Krispy Kreme Doughnuts Inc.	477,438	1,609
	Haverty Furniture Cos. Inc.	130,812	1,608
*	Universal Electronics Inc.	95,803	1,593
*	Carriage Services Inc. Class A	340,712	1,588
	Speedway Motorsports Inc.	115,332	1,564
*	Midas Inc.	202,723	1,555
*,^	McClatchy Co. Class A	422,626	1,538
	Marcus Corp.	161,507	1,528
*	Monarch Casino & Resort Inc.	150,360	1,523
*	Strattec Security Corp.	66,615	1,472
	Weyco Group Inc.	63,628	1,449
*	AFC Enterprises Inc.	159,071	1,448
*	Stoneridge Inc.	189,578	1,439
*	Arctic Cat Inc.	156,375	1,425
*	O'Charleys Inc.	262,815	1,393
*	Martha Stewart Living Omnimedia Class A	281,087	1,383
*	Leapfrog Enterprises Inc.	341,837	1,374
	Bebe Stores Inc.	213,332	1,365

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Audiovox Corp. Class A	185,139	1,361
*	Playboy Enterprises Inc. Class B	323,841	1,360
*	Jamba Inc.	631,292	1,345
*,^	Bon-Ton Stores Inc.	135,855	1,325
	Ambassadors Group Inc.	116,150	1,311
	Mac-Gray Corp.	117,142	1,305
*	Shoe Carnival Inc.	62,413	1,280
	Courier Corp.	103,465	1,263
*	Rubio's Restaurants Inc.	146,923	1,244
*	Destination Maternity Corp.	49,107	1,242
*	Entercom Communications Corp. Class A	138,629	1,223
*	Daily Journal Corp.	17,529	1,195
*	Kenneth Cole Productions Inc. Class A	103,120	1,135
*	Morgans Hotel Group Co.	176,057	1,085
*	Multimedia Games Inc.	237,764	1,070
*	Saga Communications Inc. Class A	44,480	1,062
*	Lifetime Brands Inc.	72,455	1,059
	Spartan Motors Inc.	250,153	1,051
*	Cache Inc.	180,188	1,023
	CSS Industries Inc.	61,962	1,022
*	West Marine Inc.	91,940	1,000
*	M/I Homes Inc.	101,098	975
	Gaiam Inc. Class A	160,270	973
*	American Apparel Inc.	530,580	971
*,^	Fuqi International Inc.	139,200	947
	Dover Downs Gaming & Entertainment Inc.	326,811	945
*	Sealy Corp.	344,861	921
*	Shiloh Industries Inc.	108,272	916
*	Cumulus Media Inc. Class A	338,403	904
*,^	Joe's Jeans Inc.	451,631	894
*	Hastings Entertainment Inc.	116,057	889
*	Navarre Corp.	403,891	880
*,^	Wonder Auto Technology Inc.	120,214	880
*,^	Brookfield Homes Corp.	128,917	869
*	Tuesday Morning Corp.	214,937	858
*	Red Lion Hotels Corp.	139,613	834
*	Orbitz Worldwide Inc.	217,510	829
*	Media General Inc. Class A	83,292	813
	Skyline Corp.	44,352	799
*	Heelys Inc.	318,703	774
*	Marine Products Corp.	136,760	774
*	Build-A-Bear Workshop Inc.	110,838	751
*	Cost Plus Inc.	201,688	720
*	MarineMax Inc.	101,965	708
*	Morton's Restaurant Group Inc.	135,539	702
*	Fisher Communications Inc.	41,340	696
	Lithia Motors Inc. Class A	111,514	689
*	Stanley Furniture Co. Inc.	168,353	684
	PRIMEDIA Inc.	219,355	643
*	Lee Enterprises Inc.	248,140	638
*	Radio One Inc.	495,080	634
*	Zale Corp.	398,010	629
*	McCormick & Schmick's Seafood Restaurants Inc.	83,802	625
*	Bassett Furniture Industries Inc.	144,672	619
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	1,101,650	591
*	New York & Co. Inc.	245,053	561
*	Casual Male Retail Group Inc.	163,087	558
	Books-A-Million Inc.	90,659	546
*,^	Benihana Inc. Class A	92,072	545
*,^	Johnson Outdoors Inc. Class A	48,063	541
*	Princeton Review Inc.	226,428	525
*	Empire Resorts Inc.	321,371	524
*	Great Wolf Resorts Inc.	248,722	517
*	Town Sports International Holdings Inc.	223,848	515

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Outdoor Channel Holdings Inc.	108,452	506
*	Gray Television Inc.	201,962	487
*	Hallwood Group Inc.	12,268	466
*	Luby's Inc.	120,681	465
*	Escalade Inc.	92,911	456
*	Borders Group Inc.	337,189	448
*	Premier Exhibitions Inc.	342,848	439
*	1-800-Flowers.com Inc. Class A	211,103	435
*	Vitacost.com Inc.	48,300	434
*	Rick's Cabaret International Inc.	54,867	433
*,^	Blockbuster Inc. Class A	1,805,063	430
*	dELiA*s Inc.	289,908	426
*	Harris Interactive Inc.	396,566	420
*	Beasley Broadcasting Group Inc. Class A	84,034	409
*	Spanish Broadcasting System Inc.	343,893	392
*	Carrols Restaurant Group Inc.	85,458	391
*	Bluegreen Corp.	125,143	377
*	Dover Motorsports Inc.	204,307	372
*	Entravision Communications Corp. Class A	174,920	369
*,^	Jackson Hewitt Tax Service Inc.	325,607	368
*	Ruth's Hospitality Group Inc.	87,294	365
*	Dixie Group Inc.	98,419	362
*	Duckwall-ALCO Stores Inc.	24,488	359
*,^	Conn's Inc.	58,948	347
*	MTR Gaming Group Inc.	208,151	337
*,^	Reading International Inc. Class A	80,304	319
*	Salem Communications Corp. Class A	75,777	281
*	Century Casinos Inc.	129,286	279
*	Trans World Entertainment Corp.	160,982	274
*	Nexstar Broadcasting Group Inc. Class A	61,091	268
	Gaming Partners International Corp.	39,454	252
	Emerson Radio Corp.	146,371	249
*	Benihana Inc. Class A	37,839	241
*,^	China Automotive Systems Inc.	13,128	231
*	Nautilus Inc.	145,305	221
*	Private Media Group Inc.	125,862	220
	Aaron's Inc. Class A	15,187	210
*	Hollywood Media Corp.	167,059	197
	Collectors Universe	14,505	195
*	Canterbury Park Holding Corp.	24,400	194
*	Valuevision Media Inc. Class A	97,214	172
*	SORL Auto Parts Inc.	19,523	162
*	LodgeNet Interactive Corp.	43,500	161
*	Culp Inc.	14,120	155
	Frisch's Restaurants Inc.	7,499	151
	Sport Supply Group Inc.	10,900	147
*	Lakes Entertainment Inc.	92,056	141
*	Atrinsic Inc.	144,106	131
*	Sport Chalet Inc. Class A	63,521	124
*	Palm Harbor Homes Inc.	65,633	117
*	AC Moore Arts & Crafts Inc.	46,171	105
*	VCG Holding Corp.	54,516	87
*	Hovnanian Enterprises Inc. Class B	19,300	71
*	Blockbuster Inc. Class B	280,668	70
*	Tandy Brands Accessories Inc.	17,502	63
*	Nobel Learning Communities Inc.	8,340	49
*	Lazare Kaplan International Inc.	15,258	38
*	Delta Apparel Inc.	1,800	26
	Flexsteel Industries	2,200	24
*	Emmis Communications Corp. Class A	6,535	14
*	Global Traffic Network Inc.	2,600	14
*	Forward Industries Inc.	4,380	14
*	SPAR Group Inc.	16,174	10
*	Crown Media Holdings Inc. Class A	4,100	7

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Sport Chalet Inc. Class B	1,825	5
*	US Auto Parts Network Inc.	400	2
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 3/2/2012	9,739	1
			13,197,090
Consumer Staples (10.0%)
	Procter & Gamble Co.	30,652,430	1,838,533
	Wal-Mart Stores Inc.	24,125,385	1,159,707
	Coca-Cola Co.	21,893,553	1,097,305
	PepsiCo Inc.	17,174,602	1,046,792
	Philip Morris International Inc.	19,850,001	909,924
	Kraft Foods Inc.	18,406,522	515,383
	Altria Group Inc.	21,956,031	439,999
	CVS Caremark Corp.	14,674,220	430,248
	Colgate-Palmolive Co.	5,210,608	410,388
	Walgreen Co.	10,396,630	277,590
	Kimberly-Clark Corp.	4,393,385	266,371
	Costco Wholesale Corp.	4,636,375	254,212
	General Mills Inc.	6,955,288	247,052
	Sysco Corp.	6,253,254	178,655
	Archer-Daniels-Midland Co.	6,103,194	157,584
	HJ Heinz Co.	3,337,351	144,240
	Kellogg Co.	2,811,348	141,411
	Kroger Co.	6,515,500	128,290
	Avon Products Inc.	4,511,423	119,553
	Lorillard Inc.	1,633,754	117,598
	ConAgra Foods Inc.	4,679,379	109,123
	Mead Johnson Nutrition Co.	2,158,179	108,168
	Dr Pepper Snapple Group Inc.	2,681,631	100,266
	Sara Lee Corp.	6,991,071	98,574
	Reynolds American Inc.	1,845,366	96,181
	Clorox Co.	1,480,043	91,999
	Safeway Inc.	4,097,822	80,563
	Coca-Cola Enterprises Inc.	3,113,003	80,502
	Hershey Co.	1,676,443	80,352
	Campbell Soup Co.	2,171,404	77,801
	JM Smucker Co.	1,256,157	75,646
	Molson Coors Brewing Co. Class B	1,707,134	72,314
	Bunge Ltd.	1,442,236	70,944
	Estee Lauder Cos. Inc. Class A	1,192,325	66,448
*	Whole Foods Market Inc.	1,528,247	55,047
	Tyson Foods Inc. Class A	3,073,509	50,375
	Brown-Forman Corp. Class B	873,504	49,991
	McCormick & Co. Inc.	1,264,753	48,010
	Church & Dwight Co. Inc.	745,554	46,754
*	Energizer Holdings Inc.	700,774	35,235
*	Constellation Brands Inc. Class A	2,095,195	32,727
*	Ralcorp Holdings Inc.	578,262	31,689
	Hormel Foods Corp.	776,855	31,447
*	Hansen Natural Corp.	791,795	30,967
*	Green Mountain Coffee Roasters Inc.	1,179,829	30,322
	Del Monte Foods Co.	2,097,174	30,178
	Herbalife Ltd.	637,343	29,350
	Alberto-Culver Co. Class B	935,218	25,335
	SUPERVALU Inc.	2,242,144	24,305
	Corn Products International Inc.	795,411	24,101
*	Smithfield Foods Inc.	1,576,633	23,492
*	BJ's Wholesale Club Inc.	590,247	21,845
	Flowers Foods Inc.	876,403	21,411
*	NBTY Inc.	603,080	20,511
*	Dean Foods Co.	1,918,884	19,323
	Casey's General Stores Inc.	540,010	18,846
*	TreeHouse Foods Inc.	364,686	16,652
	Nu Skin Enterprises Inc. Class A	602,241	15,014
*	Central European Distribution Corp.	688,796	14,726

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Ruddick Corp.	437,430	13,556
*	United Natural Foods Inc.	434,736	12,990
*	American Italian Pasta Co.	223,236	11,803
	Sanderson Farms Inc.	232,448	11,794
	Lancaster Colony Corp.	208,503	11,126
	Universal Corp.	260,629	10,342
*	Fresh Del Monte Produce Inc.	470,277	9,518
	Diamond Foods Inc.	226,253	9,299
^	Vector Group Ltd.	541,780	9,113
*	Hain Celestial Group Inc.	432,423	8,722
*	Darling International Inc.	937,574	7,041
*	Boston Beer Co. Inc. Class A	101,619	6,854
*	Rite Aid Corp.	6,353,366	6,226
*	Chiquita Brands International Inc.	508,596	6,179
	Nash Finch Co.	175,238	5,986
	Andersons Inc.	180,233	5,874
	J&J Snack Foods Corp.	131,334	5,529
	WD-40 Co.	160,766	5,370
*	Winn-Dixie Stores Inc.	535,288	5,160
	Tootsie Roll Industries Inc.	217,042	5,133
	Cal-Maine Foods Inc.	152,551	4,871
*,^	Zhongpin Inc.	359,218	4,224
	B&G Foods Inc. Class A	388,416	4,187
	Lance Inc.	251,679	4,150
*	Heckmann Corp.	886,300	4,112
*	Medifast Inc.	146,148	3,787
	Weis Markets Inc.	114,384	3,764
	Pricesmart Inc.	151,462	3,518
*	Central Garden and Pet Co. Class A	392,206	3,518
*	USANA Health Sciences Inc.	93,897	3,430
	Spartan Stores Inc.	237,997	3,265
*,^	Dole Food Co. Inc.	295,413	3,081
	Coca-Cola Bottling Co. Consolidated	63,568	3,046
*,^	American Dairy Inc.	186,791	2,979
*	Elizabeth Arden Inc.	195,175	2,834
*	Alliance One International Inc.	781,949	2,784
*	Pantry Inc.	195,771	2,762
*	Smart Balance Inc.	671,839	2,748
*	Pilgrim's Pride Corp.	398,098	2,616
*	John B. Sanfilippo & Son Inc.	166,600	2,411
*	Prestige Brands Holdings Inc.	327,662	2,320
	Oil-Dri Corp. of America	100,336	2,303
*	Central Garden and Pet Co.	230,992	2,197
	Village Super Market Inc. Class A	81,329	2,135
	Inter Parfums Inc.	148,391	2,112
*	Revlon Inc. Class A	185,262	2,068
*	Nutraceutical International Corp.	131,159	2,002
*	Physicians Formula Holdings Inc.	573,601	1,893
	Calavo Growers Inc.	95,840	1,721
	Imperial Sugar Co.	162,919	1,646
*,^	Great Atlantic & Pacific Tea Co.	415,326	1,620
	Tasty Baking Co.	222,208	1,604
	Ingles Markets Inc. Class A	102,909	1,549
*,^	American Oriental Bioengineering Inc.	552,945	1,393
	National Beverage Corp.	104,531	1,284
*	Seneca Foods Corp. Class A	39,593	1,277
	Schiff Nutrition International Inc.	163,725	1,166
*	Lifeway Foods Inc.	111,471	1,086
*	Reddy Ice Holdings Inc.	305,753	988
*,^	China Sky One Medical Inc.	87,225	980
	Arden Group Inc.	10,599	931
	Alico Inc.	39,784	914
	Female Health Co.	143,598	745
*	Inventure Foods Inc.	229,074	701

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	Star Scientific Inc.	423,326	694
	Farmer Bros Co.	38,062	574
	Griffin Land & Nurseries Inc.	21,972	558
*	Susser Holdings Corp.	46,875	553
*,^	China-Biotics Inc.	40,193	523
*	Omega Protein Corp.	112,817	452
*	Mannatech Inc.	218,491	435
*	MGP Ingredients Inc.	55,744	370
	Reliv International Inc.	146,063	353
*	HQ Sustainable Maritime Industries Inc.	66,059	330
*	Harbinger Group Inc.	41,705	262
*	Parlux Fragrances Inc.	132,458	237
*,^	AgFeed Industries Inc.	77,563	227
*	Orchids Paper Products Co.	4,200	55
*	Jones Soda Co.	25,344	30
*	Crystal Rock Holdings Inc.	33,000	24
			12,115,383
Energy (10.1%)
	Exxon Mobil Corp.	53,786,081	3,069,572
	Chevron Corp.	21,194,331	1,438,247
	ConocoPhillips	14,906,220	731,746
	Schlumberger Ltd.	12,617,644	698,260
	Occidental Petroleum Corp.	8,568,695	661,075
	Apache Corp.	3,551,700	299,018
	Devon Energy Corp.	4,479,362	272,883
	EOG Resources Inc.	2,665,544	262,210
	Halliburton Co.	9,551,563	234,491
	Marathon Oil Corp.	7,470,871	232,269
	Baker Hughes Inc.	4,532,586	188,420
	Anadarko Petroleum Corp.	5,198,082	187,599
*	Transocean Ltd.	3,394,183	157,253
	Hess Corp.	3,107,983	156,456
	National Oilwell Varco Inc.	4,416,014	146,038
	Chesapeake Energy Corp.	6,838,456	143,266
*	Southwestern Energy Co.	3,652,335	141,126
	Spectra Energy Corp.	6,832,961	137,138
	Williams Cos. Inc.	6,158,756	112,582
	Noble Energy Inc.	1,840,999	111,067
	Peabody Energy Corp.	2,836,289	110,984
	Valero Energy Corp.	5,960,478	107,169
*	Weatherford International Ltd.	7,787,395	102,326
	Smith International Inc.	2,621,415	98,696
	Murphy Oil Corp.	1,916,262	94,951
	Noble Corp.	2,716,200	83,958
*	Cameron International Corp.	2,579,803	83,895
	El Paso Corp.	7,400,631	82,221
	Consol Energy Inc.	2,318,104	78,259
	Pioneer Natural Resources Co.	1,219,463	72,497
*	Ultra Petroleum Corp.	1,604,828	71,014
*	Newfield Exploration Co.	1,404,267	68,612
*	FMC Technologies Inc.	1,289,343	67,897
	Range Resources Corp.	1,679,496	67,432
	Cimarex Energy Co.	884,760	63,331
*	Denbury Resources Inc.	3,982,547	58,304
*	Petrohawk Energy Corp.	3,178,743	53,943
*	Nabors Industries Ltd.	3,004,236	52,935
*	Kinder Morgan Management LLC	826,933	46,796
^	Diamond Offshore Drilling Inc.	734,347	45,669
*	Concho Resources Inc.	818,933	45,312
*	Alpha Natural Resources Inc.	1,271,103	43,052
	Sunoco Inc.	1,234,485	42,923
*	Whiting Petroleum Corp.	536,652	42,084
*	Pride International Inc.	1,855,109	41,443
	Helmerich & Payne Inc.	1,116,968	40,792

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Core Laboratories NV	235,682	34,789
	Cabot Oil & Gas Corp.	1,096,853	34,353
	Arch Coal Inc.	1,716,322	34,000
*	Forest Oil Corp.	1,129,096	30,892
*	Plains Exploration & Production Co.	1,475,893	30,418
	EXCO Resources Inc.	1,904,153	27,820
*	Dresser-Rand Group Inc.	874,075	27,577
	Massey Energy Co.	1,006,516	27,528
	SM Energy Co.	662,562	26,608
*	Rowan Cos. Inc.	1,202,335	26,379
*	Oceaneering International Inc.	581,030	26,088
	Southern Union Co.	1,179,118	25,776
*	Mariner Energy Inc.	1,074,951	23,090
*	Atlas Energy Inc.	828,867	22,437
	Tidewater Inc.	547,186	21,187
	Patterson-UTI Energy Inc.	1,626,534	20,933
*	Oil States International Inc.	526,469	20,838
*	Brigham Exploration Co.	1,208,832	18,592
*	Unit Corp.	428,611	17,397
	Tesoro Corp.	1,479,670	17,268
*	Exterran Holdings Inc.	627,293	16,190
*	SEACOR Holdings Inc.	227,924	16,105
*	Continental Resources Inc.	360,580	16,089
*	Atwood Oceanics Inc.	612,916	15,642
*	Superior Energy Services Inc.	829,600	15,489
	World Fuel Services Corp.	596,664	15,477
	CARBO Ceramics Inc.	208,822	15,075
	Frontier Oil Corp.	1,111,971	14,956
*	Dril-Quip Inc.	337,187	14,843
*	Comstock Resources Inc.	500,319	13,869
*	Quicksilver Resources Inc.	1,255,139	13,807
	Berry Petroleum Co. Class A	514,321	13,228
*	Arena Resources Inc.	407,523	13,000
	Holly Corp.	478,167	12,710
*	Bill Barrett Corp.	409,527	12,601
	Lufkin Industries Inc.	315,028	12,283
*	Key Energy Services Inc.	1,328,387	12,195
*,^	Gran Tierra Energy Inc.	2,410,089	11,954
	Overseas Shipholding Group Inc.	306,217	11,342
*	Helix Energy Solutions Group Inc.	1,052,228	11,333
*	Rosetta Resources Inc.	558,671	11,067
*	Bristow Group Inc.	363,634	10,691
*	Swift Energy Co.	396,768	10,677
	Penn Virginia Corp.	482,041	9,694
*,^	SandRidge Energy Inc.	1,658,974	9,672
*	Patriot Coal Corp.	818,074	9,612
*	Complete Production Services Inc.	657,379	9,401
*	McMoRan Exploration Co.	796,036	8,844
*,^	Energy XXI Bermuda Ltd.	542,366	8,559
*	Tetra Technologies Inc.	810,728	7,361
*	International Coal Group Inc.	1,701,743	6,552
*	Cal Dive International Inc.	1,116,910	6,534
*	Enbridge Energy Management LLC	125,495	6,400
*	Contango Oil & Gas Co.	141,795	6,345
*	James River Coal Co.	381,997	6,081
*	Rex Energy Corp.	565,389	5,710
*	ION Geophysical Corp.	1,638,951	5,704
*	USEC Inc.	1,145,707	5,454
*	Stone Energy Corp.	482,635	5,386
*	Newpark Resources Inc.	872,585	5,279
*	Gulfmark Offshore Inc.	200,473	5,252
*,^	ATP Oil & Gas Corp.	487,287	5,160
*	Cobalt International Energy Inc.	679,149	5,060
*	Venoco Inc.	303,329	4,996

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*,^	Clean Energy Fuels Corp.	333,958	4,989
*	Northern Oil and Gas Inc.	379,603	4,874
*	Petroquest Energy Inc.	699,972	4,732
	General Maritime Corp.	758,362	4,581
*	Global Industries Ltd.	1,018,866	4,575
*	Hornbeck Offshore Services Inc.	312,046	4,556
*	Carrizo Oil & Gas Inc.	289,140	4,490
*	Tesco Corp.	333,532	4,096
*	Hercules Offshore Inc.	1,659,324	4,032
*	Parker Drilling Co.	996,788	3,937
*	Resolute Energy Corp.	319,511	3,911
*	Callon Petroleum Co.	618,040	3,894
*	Cloud Peak Energy Inc.	286,006	3,792
*	Petroleum Development Corp.	147,534	3,780
*,^	Kodiak Oil & Gas Corp.	1,184,764	3,779
*,^	Western Refining Inc.	718,802	3,616
*,^	Rentech Inc.	3,595,898	3,560
	RPC Inc.	254,692	3,477
*	Willbros Group Inc.	458,831	3,395
*	Boots & Coots Inc.	1,104,050	3,257
*	Superior Well Services Inc.	190,106	3,179
*	Energy Partners Ltd.	259,916	3,174
*,^	Goodrich Petroleum Corp.	264,078	3,169
*	Pioneer Drilling Co.	554,217	3,142
*,^	BPZ Resources Inc.	734,139	3,047
*	CVR Energy Inc.	401,441	3,019
	W&T Offshore Inc.	300,318	2,841
*,^	Delta Petroleum Corp.	3,234,013	2,781
	Vaalco Energy Inc.	483,153	2,706
	Gulf Island Fabrication Inc.	173,931	2,699
*	T-3 Energy Services Inc.	96,117	2,682
*	Warren Resources Inc.	907,559	2,632
*	Harvest Natural Resources Inc.	355,919	2,623
*	Clayton Williams Energy Inc.	61,511	2,591
*	Gulfport Energy Corp.	213,961	2,538
*	Matrix Service Co.	268,102	2,496
*	Oilsands Quest Inc.	3,836,751	2,340
*	Endeavour International Corp.	2,182,843	2,314
*	Abraxas Petroleum Corp.	707,809	1,982
*	Crosstex Energy Inc.	296,917	1,903
*	American Oil & Gas Inc.	299,514	1,881
*	Syntroleum Corp.	1,104,888	1,812
*,^	GMX Resources Inc.	278,923	1,810
*	Basic Energy Services Inc.	227,391	1,751
*	REX American Resources Corp.	106,959	1,711
*	Dawson Geophysical Co.	74,813	1,591
*	OYO Geospace Corp.	29,119	1,412
*	Bolt Technology Corp.	159,732	1,398
*	Natural Gas Services Group Inc.	88,753	1,343
*	FX Energy Inc.	369,700	1,338
	Panhandle Oil and Gas Inc. Class A	49,690	1,313
*	Double Eagle Petroleum Co.	284,067	1,207
*	Vantage Drilling Co.	880,083	1,188
*	Seahawk Drilling Inc.	109,047	1,060
*	PHI Inc.	74,329	1,047
*	Cheniere Energy Inc.	365,247	1,030
^	Houston American Energy Corp.	98,616	972
*	Allis-Chalmers Energy Inc.	458,174	944
*	Gastar Exploration Ltd.	254,922	920
^	Alon USA Energy Inc.	140,025	891
*	Green Plains Renewable Energy Inc.	86,068	880
*,^	CAMAC Energy Inc.	230,320	859
*	Westmoreland Coal Co.	103,371	839
*,^	Uranium Energy Corp.	347,369	820

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	CREDO Petroleum Corp.	104,820	771
*	Toreador Resources Corp.	137,328	755
	Delek US Holdings Inc.	103,300	754
*	RAM Energy Resources Inc.	355,970	737
*	Bronco Drilling Co. Inc.	203,834	683
*	Union Drilling Inc.	123,487	680
*	Georesources Inc.	48,779	679
*,^	GeoGlobal Resources Inc.	610,152	641
*,^	Pacific Ethanol Inc.	907,372	581
*	Magnum Hunter Resources Corp.	102,889	449
*	ENGlobal Corp.	215,928	445
*	Mitcham Industries Inc.	62,002	419
*	Gasco Energy Inc.	943,505	336
*,^	Verenium Corp.	131,507	309
*	Approach Resources Inc.	40,400	278
*,^	Isramco Inc.	5,663	267
*	TGC Industries Inc.	78,346	237
*,^	Tri-Valley Corp.	197,225	199
*,^	Sulphco Inc.	705,765	192
*,^	NGAS Resources Inc.	180,751	190
*,^	Hyperdynamics Corp.	162,240	177
*	Barnwell Industries Inc.	63,095	177
*	Cano Petroleum Inc.	227,791	174
*,^	BMB Munai Inc.	186,214	119
*	HKN Inc.	35,314	111
*	GeoMet Inc.	94,535	108
*,^	Trico Marine Services Inc.	176,598	88
*	Evolution Petroleum Corp.	15,000	75
*,^	Evergreen Energy Inc.	496,824	53
*	Geokinetics Inc.	13,371	51
*	Uranium Resources Inc.	114,096	45
*	National Coal Corp.	64,646	39
*	Cubic Energy Inc.	26,928	24
			12,290,901
Financials (16.3%)
	JPMorgan Chase & Co.	41,927,451	1,534,964
	Bank of America Corp.	105,870,025	1,521,352
	Wells Fargo & Co.	51,938,933	1,329,637
*	Citigroup Inc.	225,388,690	847,461
	Goldman Sachs Group Inc.	5,153,910	676,554
	US Bancorp	20,191,849	451,288
	American Express Co.	11,366,244	451,240
*	Berkshire Hathaway Inc. Class B	4,778,022	380,761
	MetLife Inc.	8,644,282	326,408
	Bank of New York Mellon Corp.	12,750,204	314,803
	PNC Financial Services Group Inc.	5,455,698	308,247
	Morgan Stanley	13,278,745	308,200
	Travelers Cos. Inc.	5,419,801	266,925
	Prudential Financial Inc.	4,886,122	262,189
	Simon Property Group Inc.	3,060,219	247,113
	Aflac Inc.	4,950,810	211,251
	CME Group Inc.	703,303	198,015
	Capital One Financial Corp.	4,804,849	193,635
	BB&T Corp.	7,288,833	191,769
	ACE Ltd.	3,551,727	182,843
	State Street Corp.	5,227,833	176,805
	Chubb Corp.	3,467,553	173,412
	Allstate Corp.	5,379,427	154,551
	Charles Schwab Corp.	10,694,329	151,646
	Franklin Resources Inc.	1,685,973	145,314
	Public Storage	1,521,383	133,745
	Marsh & McLennan Cos. Inc.	5,616,280	126,647
	Progressive Corp.	6,733,076	126,043
	Vornado Realty Trust	1,721,135	125,557

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Equity Residential	2,974,791	123,870
	SunTrust Banks Inc.	5,269,686	122,784
	T Rowe Price Group Inc.	2,733,235	121,328
	Loews Corp.	3,566,454	118,799
	Northern Trust Corp.	2,296,619	107,252
	Boston Properties Inc.	1,466,594	104,627
	Fifth Third Bancorp	8,390,434	103,118
*	Berkshire Hathaway Inc. Class A	848	101,760
	Annaly Capital Management Inc.	5,837,522	100,113
	HCP Inc.	3,101,025	100,008
	Ameriprise Financial Inc.	2,696,359	97,419
	Hartford Financial Services Group Inc.	4,374,923	96,817
	AON Corp.	2,534,600	94,084
	Host Hotels & Resorts Inc.	6,660,493	89,783
	Regions Financial Corp.	12,586,079	82,816
	AvalonBay Communities Inc.	860,405	80,336
	Discover Financial Services	5,737,781	80,214
	Principal Financial Group Inc.	3,371,422	79,026
	Ventas Inc.	1,653,783	77,645
	Lincoln National Corp.	3,189,895	77,483
	Invesco Ltd.	4,555,561	76,670
	Unum Group	3,507,685	76,117
	NYSE Euronext	2,743,861	75,813
*	IntercontinentalExchange Inc.	660,301	74,634
	M&T Bank Corp.	876,785	74,483
	KeyCorp	9,271,313	71,296
*	CIT Group Inc.	2,005,674	67,912
	Comerica Inc.	1,836,573	67,641
*	Genworth Financial Inc. Class A	5,161,302	67,458
	New York Community Bancorp Inc.	4,343,092	66,319
	Hudson City Bancorp Inc.	5,004,206	61,251
	Plum Creek Timber Co. Inc.	1,719,141	59,362
	XL Capital Ltd. Class A	3,610,479	57,804
	Kimco Realty Corp.	4,279,676	57,519
	Health Care REIT Inc.	1,305,347	54,981
	Willis Group Holdings PLC	1,783,550	53,596
	People's United Financial Inc.	3,954,813	53,390
*	SLM Corp.	5,119,180	53,188
	BlackRock Inc.	366,182	52,510
	Digital Realty Trust Inc.	895,471	51,651
	ProLogis	5,007,764	50,729
	Macerich Co.	1,358,214	50,689
	PartnerRe Ltd.	697,988	48,957
	Legg Mason Inc.	1,705,260	47,798
	Federal Realty Investment Trust	646,494	45,429
	SL Green Realty Corp.	821,387	45,209
	Everest Re Group Ltd.	638,136	45,129
	Nationwide Health Properties Inc.	1,239,193	44,326
*,^	American International Group Inc.	1,281,908	44,149
	Torchmark Corp.	874,795	43,311
	Assurant Inc.	1,229,295	42,657
	Moody's Corp.	2,125,071	42,331
	Cincinnati Financial Corp.	1,633,421	42,257
	Huntington Bancshares Inc.	7,560,426	41,885
*	Arch Capital Group Ltd.	559,187	41,659
	AMB Property Corp.	1,751,790	41,535
*	Leucadia National Corp.	2,054,007	40,074
	Axis Capital Holdings Ltd.	1,324,627	39,368
	WR Berkley Corp.	1,453,453	38,458
*	TD Ameritrade Holding Corp.	2,490,746	38,108
	Marshall & Ilsley Corp.	5,275,265	37,876
	Rayonier Inc.	844,482	37,174
*	CB Richard Ellis Group Inc. Class A	2,628,057	35,768
	RenaissanceRe Holdings Ltd.	634,080	35,680

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Reinsurance Group of America Inc. Class A	772,356	35,304
	Liberty Property Trust	1,190,750	34,353
	Zions Bancorporation	1,588,839	34,271
	Eaton Vance Corp.	1,235,686	34,117
^	Realty Income Corp.	1,104,803	33,509
*	Markel Corp.	98,531	33,501
	Transatlantic Holdings Inc.	678,823	32,556
*	MSCI Inc. Class A	1,180,916	32,357
	UDR Inc.	1,648,501	31,536
	Chimera Investment Corp.	8,714,175	31,458
	Essex Property Trust Inc.	313,567	30,585
	Fidelity National Financial Inc. Class A	2,311,918	30,032
	Duke Realty Corp.	2,618,935	29,725
	Regency Centers Corp.	863,375	29,700
	HCC Insurance Holdings Inc.	1,190,158	29,468
	Cullen/Frost Bankers Inc.	571,509	29,376
	Alexandria Real Estate Equities Inc.	463,004	29,341
	Old Republic International Corp.	2,418,524	29,337
	Jones Lang LaSalle Inc.	442,651	29,056
	SEI Investments Co.	1,404,239	28,590
	Camden Property Trust	681,789	27,851
	First Niagara Financial Group Inc.	2,211,184	27,706
*	First Horizon National Corp.	2,413,121	27,630
	Hospitality Properties Trust	1,304,402	27,523
	White Mountains Insurance Group Ltd.	84,252	27,314
*	Affiliated Managers Group Inc.	446,554	27,137
	Senior Housing Properties Trust	1,344,919	27,046
	Commerce Bancshares Inc.	746,837	26,879
	Arthur J Gallagher & Co.	1,084,541	26,441
	Raymond James Financial Inc.	1,047,405	25,860
*	NASDAQ OMX Group Inc.	1,452,714	25,829
*	AmeriCredit Corp.	1,416,242	25,804
	Ares Capital Corp.	2,025,804	25,383
	City National Corp.	489,833	25,094
	Mack-Cali Realty Corp.	838,579	24,931
	Jefferies Group Inc.	1,178,239	24,837
*	E*Trade Financial Corp.	2,093,332	24,743
	Bank of Hawaii Corp.	507,929	24,558
	BRE Properties Inc.	663,236	24,493
	Brown & Brown Inc.	1,278,647	24,473
	Apartment Investment & Management Co.	1,241,147	24,041
	Corporate Office Properties Trust SBI	618,178	23,342
	Weingarten Realty Investors	1,208,441	23,021
*	St. Joe Co.	980,148	22,700
	American Financial Group Inc.	830,718	22,695
	Developers Diversified Realty Corp.	2,245,519	22,231
	TCF Financial Corp.	1,333,598	22,151
	MFA Financial Inc.	2,972,645	21,998
	Valley National Bancorp	1,614,877	21,995
	Assured Guaranty Ltd.	1,653,833	21,946
	Hanover Insurance Group Inc.	501,033	21,795
	Taubman Centers Inc.	574,532	21,620
	Associated Banc-Corp	1,737,944	21,307
	Highwoods Properties Inc.	752,575	20,891
	Allied World Assurance Co. Holdings Ltd.	447,753	20,319
	Federated Investors Inc. Class B	979,585	20,287
	StanCorp Financial Group Inc.	500,149	20,276
	Fulton Financial Corp.	2,097,525	20,241
	Waddell & Reed Financial Inc.	906,310	19,830
	Endurance Specialty Holdings Ltd.	525,891	19,737
*	Alleghany Corp.	66,882	19,616
	FirstMerit Corp.	1,138,155	19,497
	Protective Life Corp.	905,208	19,362
	Washington Federal Inc.	1,187,053	19,207

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Omega Healthcare Investors Inc.	958,959	19,112
	Validus Holdings Ltd.	779,755	19,042
	Synovus Financial Corp.	7,488,382	19,020
	BioMed Realty Trust Inc.	1,177,607	18,948
	Apollo Investment Corp.	2,019,178	18,839
	National Retail Properties Inc.	877,525	18,814
	Entertainment Properties Trust	490,714	18,681
	Aspen Insurance Holdings Ltd.	748,815	18,526
*	ProAssurance Corp.	326,343	18,523
*	Popular Inc.	6,770,033	18,144
*	SVB Financial Group	438,224	18,068
	East West Bancorp Inc.	1,171,788	17,870
	Tanger Factory Outlet Centers	427,444	17,688
	Platinum Underwriters Holdings Ltd.	484,602	17,586
	Washington Real Estate Investment Trust	634,040	17,493
	CBL & Associates Properties Inc.	1,388,835	17,277
	Janus Capital Group Inc.	1,944,656	17,269
	CommonWealth REIT	2,688,276	16,694
	Home Properties Inc.	369,238	16,642
	Douglas Emmett Inc.	1,155,545	16,432
*	Signature Bank	429,034	16,308
	Westamerica Bancorporation	310,099	16,286
	Prosperity Bancshares Inc.	468,010	16,263
	Greenhill & Co. Inc.	265,345	16,221
	Kilroy Realty Corp.	542,505	16,129
	Mid-America Apartment Communities Inc.	309,077	15,908
	Potlatch Corp.	422,928	15,111
	LaSalle Hotel Properties	732,790	15,073
	American Campus Communities Inc.	552,072	15,066
	DuPont Fabros Technology Inc.	606,466	14,895
	Erie Indemnity Co. Class A	325,914	14,829
	Equity Lifestyle Properties Inc.	304,384	14,680
	Brandywine Realty Trust	1,359,297	14,612
*	Forest City Enterprises Inc. Class A	1,271,754	14,396
	American Capital Ltd.	2,984,333	14,384
	Healthcare Realty Trust Inc.	651,120	14,305
	BancorpSouth Inc.	792,962	14,178
	Iberiabank Corp.	273,035	14,056
	Webster Financial Corp.	781,294	14,016
	BOK Financial Corp.	288,136	13,678
	Unitrin Inc.	527,962	13,516
	Northwest Bancshares Inc.	1,172,897	13,453
	Trustmark Corp.	640,556	13,336
	DiamondRock Hospitality Co.	1,599,727	13,150
*	Knight Capital Group Inc. Class A	947,828	13,071
	CapitalSource Inc.	2,731,449	13,002
	Astoria Financial Corp.	936,192	12,882
*	Stifel Financial Corp.	294,553	12,781
	First American Financial Corp.	986,058	12,503
*	MGIC Investment Corp.	1,812,165	12,486
*	CNO Financial Group Inc.	2,521,362	12,481
	Delphi Financial Group Inc.	510,058	12,451
*	Pinnacle Financial Partners Inc.	960,853	12,347
	UMB Financial Corp.	344,299	12,243
	Extra Space Storage Inc.	873,213	12,138
	TFS Financial Corp.	977,355	12,129
*	Texas Capital Bancshares Inc.	733,175	12,024
	Mercury General Corp.	289,250	11,987
*	Portfolio Recovery Associates Inc.	177,662	11,864
	Post Properties Inc.	513,882	11,681
*	Western Alliance Bancorp	1,624,141	11,645
	Umpqua Holdings Corp.	1,008,595	11,579
	PS Business Parks Inc.	207,277	11,562
	Redwood Trust Inc.	781,252	11,438

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	NewAlliance Bancshares Inc.	1,009,724	11,319
	Montpelier Re Holdings Ltd.	750,887	11,211
*	PHH Corp.	581,728	11,076
	Glacier Bancorp Inc.	750,761	11,014
	Susquehanna Bancshares Inc.	1,308,461	10,899
	First Citizens BancShares Inc.	55,768	10,726
	Cash America International Inc.	312,848	10,721
	Medical Properties Trust Inc.	1,133,893	10,704
	Hatteras Financial Corp.	384,019	10,683
	Wintrust Financial Corp.	318,577	10,621
^	United Bankshares Inc.	437,675	10,478
	Hancock Holding Co.	311,943	10,406
	Wilmington Trust Corp.	936,157	10,382
*	Sunstone Hotel Investors Inc.	1,036,899	10,296
	Radian Group Inc.	1,407,380	10,189
	National Health Investors Inc.	263,033	10,143
	American Capital Agency Corp.	383,416	10,130
	EastGroup Properties Inc.	283,757	10,096
	Argo Group International Holdings Ltd.	328,993	10,064
	Sovran Self Storage Inc.	291,955	10,052
	DCT Industrial Trust Inc.	2,206,384	9,973
*	Ashford Hospitality Trust Inc.	1,351,341	9,905
*	MBIA Inc.	1,746,577	9,798
	Colonial Properties Trust	672,315	9,769
	FNB Corp.	1,208,770	9,706
	International Bancshares Corp.	581,496	9,705
	Tower Group Inc.	449,566	9,679
	Old National Bancorp	923,935	9,572
	Alterra Capital Holdings Ltd.	501,934	9,426
	Whitney Holding Corp.	1,018,738	9,423
	RLI Corp.	178,681	9,383
	MB Financial Inc.	509,434	9,368
	First Midwest Bancorp Inc.	756,964	9,205
	Franklin Street Properties Corp.	762,709	9,008
	First Financial Bancorp	602,278	9,004
*,^	PMI Group Inc.	3,069,447	8,871
	Capstead Mortgage Corp.	798,307	8,829
*	Strategic Hotels & Resorts Inc.	1,905,126	8,363
*	MF Global Holdings Ltd.	1,435,523	8,197
	First Financial Bankshares Inc.	168,859	8,120
*	United Community Banks Inc.	2,037,252	8,047
	Selective Insurance Group Inc.	539,343	8,015
	American National Insurance Co.	97,961	7,932
*	Ezcorp Inc. Class A	426,781	7,917
	Cathay General Bancorp	757,300	7,823
	CVB Financial Corp.	821,824	7,807
	Community Bank System Inc.	353,595	7,790
	NBT Bancorp Inc.	380,877	7,778
*,^	iStar Financial Inc.	1,729,942	7,716
*	Ocwen Financial Corp.	753,323	7,676
	Anworth Mortgage Asset Corp.	1,076,422	7,664
*	Investment Technology Group Inc.	474,979	7,628
	National Penn Bancshares Inc.	1,227,546	7,378
*	optionsXpress Holdings Inc.	467,742	7,362
	Starwood Property Trust Inc.	433,689	7,351
^	Prospect Capital Corp.	738,778	7,129
*	KBW Inc.	329,078	7,055
	Capitol Federal Financial	212,426	7,044
^	Park National Corp.	108,027	7,026
	Acadia Realty Trust	415,919	6,996
	Employers Holdings Inc.	473,888	6,980
*	Nara Bancorp Inc.	822,972	6,938
*	Interactive Brokers Group Inc.	416,234	6,909
*	Greenlight Capital Re Ltd. Class A	271,752	6,845

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Equity One Inc.	431,664	6,734
	Investors Real Estate Trust	756,277	6,678
	Getty Realty Corp.	293,550	6,578
	S&T Bancorp Inc.	325,774	6,437
*	Piper Jaffray Cos.	198,661	6,401
	PacWest Bancorp	348,818	6,387
	Ramco-Gershenson Properties Trust	628,972	6,353
	Infinity Property & Casualty Corp.	135,429	6,254
	Horace Mann Educators Corp.	404,700	6,192
	LTC Properties Inc.	253,529	6,153
	Provident Financial Services Inc.	525,999	6,149
	PrivateBancorp Inc. Class A	554,592	6,145
	Columbia Banking System Inc.	334,263	6,104
*	World Acceptance Corp.	159,169	6,098
	Inland Real Estate Corp.	766,596	6,071
	Alexander's Inc.	19,947	6,042
*	Navigators Group Inc.	146,564	6,028
	Cousins Properties Inc.	887,780	5,984
*	Altisource Portfolio Solutions SA	241,287	5,969
*	First Cash Financial Services Inc.	272,827	5,948
^	Lexington Realty Trust	980,287	5,892
*	Investors Bancorp Inc.	442,596	5,807
	Nelnet Inc. Class A	285,313	5,501
^	Pennsylvania Real Estate Investment Trust	446,306	5,454
	U-Store-It Trust	723,795	5,400
*	Forestar Group Inc.	294,709	5,293
	Bank of the Ozarks Inc.	149,127	5,290
*	Dollar Financial Corp.	263,543	5,216
*	GLG Partners Inc.	1,182,127	5,178
	BlackRock Kelso Capital Corp.	519,488	5,127
*	Pico Holdings Inc.	170,676	5,115
	Invesco Mortgage Capital Inc.	255,354	5,110
	Fifth Street Finance Corp.	457,447	5,046
*	Hilltop Holdings Inc.	500,985	5,015
	American Equity Investment Life Holding Co.	483,453	4,989
	Safety Insurance Group Inc.	134,704	4,987
	Chemical Financial Corp.	228,836	4,984
	Trustco Bank Corp. NY	876,660	4,909
	Brookline Bancorp Inc.	551,951	4,901
	First Potomac Realty Trust	340,602	4,894
	Saul Centers Inc.	120,308	4,888
	Hersha Hospitality Trust	1,063,576	4,807
	Government Properties Income Trust	182,483	4,657
	Harleysville Group Inc.	148,169	4,598
	Oriental Financial Group Inc.	354,523	4,488
	City Holding Co.	159,337	4,442
	Flagstone Reinsurance Holdings SA	410,112	4,437
*	FBR Capital Markets Corp.	1,323,227	4,406
*	Enstar Group Ltd.	66,285	4,404
	Meadowbrook Insurance Group Inc.	507,915	4,383
	Sun Communities Inc.	168,742	4,381
	Hercules Technology Growth Capital Inc.	475,065	4,375
*,^	Ambac Financial Group Inc.	6,489,745	4,348
	Dime Community Bancshares	351,090	4,329
*	AMERISAFE Inc.	244,189	4,286
*	Credit Acceptance Corp.	86,979	4,242
	Home Bancshares Inc.	185,079	4,222
*	MPG Office Trust Inc.	1,434,961	4,204
	Artio Global Investors Inc. Class A	261,127	4,110
	SCBT Financial Corp.	114,984	4,050
	American Physicians Capital Inc.	130,677	4,031
*,^	Federal National Mortgage Assn.	11,750,878	4,025
	Sterling Bancshares Inc.	847,916	3,994
	First Commonwealth Financial Corp.	757,126	3,975

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	MarketAxess Holdings Inc.	282,716	3,899
	Compass Diversified Holdings	289,311	3,880
	Glimcher Realty Trust	645,557	3,860
	Independent Bank Corp.	155,405	3,835
*	Beneficial Mutual Bancorp Inc.	385,291	3,807
	Boston Private Financial Holdings Inc.	590,124	3,794
	GFI Group Inc.	672,356	3,752
*	FelCor Lodging Trust Inc.	746,277	3,724
	Provident New York Bancorp	416,151	3,683
^	Life Partners Holdings Inc.	179,106	3,665
*	CNA Surety Corp.	224,011	3,600
	TICC Capital Corp.	422,393	3,548
	WesBanco Inc.	208,151	3,507
	Suffolk Bancorp	113,170	3,501
	National Western Life Insurance Co. Class A	22,818	3,486
	United Fire & Casualty Co.	175,260	3,474
	Community Trust Bancorp Inc.	136,506	3,426
*	Citizens Inc.	514,415	3,426
	Universal Health Realty Income Trust	105,575	3,392
*	Citizens Republic Bancorp Inc.	3,926,715	3,338
	Bank Mutual Corp.	586,613	3,332
*	National Financial Partners Corp.	339,368	3,316
	PennantPark Investment Corp.	347,176	3,316
	Simmons First National Corp. Class A	125,023	3,283
*	LaBranche & Co. Inc.	763,608	3,268
*	Safeguard Scientifics Inc.	303,188	3,202
	Walter Investment Management Corp.	193,375	3,162
	Retail Opportunity Investments Corp.	321,755	3,105
	Ameris Bancorp	320,095	3,092
	GAMCO Investors Inc.	82,639	3,074
	1st Source Corp.	179,662	3,040
	Cohen & Steers Inc.	146,319	3,035
	Evercore Partners Inc. Class A	129,459	3,023
*	Emdeon Inc. Class A	238,623	2,990
*	Thomas Weisel Partners Group Inc.	505,741	2,979
	SY Bancorp Inc.	128,868	2,961
*	Tejon Ranch Co.	126,075	2,910
*,^	Federal Home Loan Mortgage Corp.	7,030,472	2,904
	Sterling Bancorp	320,957	2,889
^	TowneBank	197,874	2,873
	ESSA Bancorp Inc.	232,882	2,867
	OceanFirst Financial Corp.	232,502	2,806
	SWS Group Inc.	295,096	2,803
	MCG Capital Corp.	579,845	2,801
	Amtrust Financial Services Inc.	232,479	2,799
	FBL Financial Group Inc. Class A	132,374	2,780
*	Gleacher & Co. Inc.	1,075,639	2,743
*	FPIC Insurance Group Inc.	106,288	2,726
	OneBeacon Insurance Group Ltd. Class A	188,792	2,703
	Arrow Financial Corp.	117,022	2,703
	Resource Capital Corp.	475,625	2,702
	MVC Capital Inc.	207,981	2,687
	Associated Estates Realty Corp.	206,739	2,677
	First Financial Corp.	102,870	2,655
	SeaBright Holdings Inc.	279,446	2,649
	Cedar Shopping Centers Inc.	439,815	2,648
	StellarOne Corp.	206,723	2,640
	Federal Agricultural Mortgage Corp.	187,756	2,634
	Agree Realty Corp.	112,757	2,629
	Duff & Phelps Corp. Class A	207,884	2,626
	Flushing Financial Corp.	214,520	2,624
*	TradeStation Group Inc.	388,088	2,620
	Cardinal Financial Corp.	280,747	2,594
	Republic Bancorp Inc.	115,763	2,593

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Pebblebrook Hotel Trust	137,558	2,593
	Cypress Sharpridge Investments Inc.	200,963	2,544
*	eHealth Inc.	223,092	2,537
	Parkway Properties Inc.	172,528	2,514
	Trico Bancshares	148,320	2,511
	Great Southern Bancorp Inc.	123,554	2,509
	Tompkins Financial Corp.	66,137	2,497
	Wilshire Bancorp Inc.	284,782	2,492
	Westfield Financial Inc.	298,738	2,488
	Maiden Holdings Ltd.	378,132	2,484
	Education Realty Trust Inc.	409,362	2,468
	State Auto Financial Corp.	156,662	2,430
*,^	Hanmi Financial Corp.	1,924,352	2,425
	CapLease Inc.	523,635	2,414
	Renasant Corp.	168,143	2,413
	Mission West Properties Inc.	347,064	2,367
	Washington Trust Bancorp Inc.	138,177	2,355
	Sandy Spring Bancorp Inc.	163,006	2,284
	Urstadt Biddle Properties Inc. Class A	140,790	2,271
*	First Marblehead Corp.	966,074	2,270
	Camden National Corp.	81,334	2,234
	Consolidated-Tomoka Land Co.	78,324	2,232
	Danvers Bancorp Inc.	153,791	2,222
	Cogdell Spencer Inc.	328,453	2,220
*	Virginia Commerce Bancorp Inc.	352,380	2,202
	WSFS Financial Corp.	61,278	2,202
*	Phoenix Cos. Inc.	1,039,252	2,193
	Northfield Bancorp Inc.	167,004	2,168
	Southside Bancshares Inc.	109,557	2,152
*	Bancorp Inc.	274,159	2,147
*	First Industrial Realty Trust Inc.	444,831	2,144
	Lakeland Financial Corp.	107,226	2,142
*	Cardtronics Inc.	165,140	2,140
	One Liberty Properties Inc.	143,333	2,137
	Rewards Network Inc.	155,382	2,124
	First Merchants Corp.	246,420	2,090
	Abington Bancorp Inc.	238,645	2,081
*	Encore Capital Group Inc.	100,121	2,063
*	Eagle Bancorp Inc.	175,036	2,062
*	United America Indemnity Ltd. Class A	279,508	2,057
	Union First Market Bankshares Corp.	167,109	2,049
*	Tree.com Inc.	318,615	2,014
	First Bancorp	135,663	1,966
	Calamos Asset Management Inc. Class A	210,888	1,957
*,^	Taylor Capital Group Inc.	150,939	1,953
	Capital Southwest Corp.	22,189	1,951
	NYMAGIC Inc.	100,818	1,945
*	Metro Bancorp Inc.	156,574	1,932
	Bancfirst Corp.	52,620	1,920
	First of Long Island Corp.	74,603	1,918
	Lakeland Bancorp Inc.	223,039	1,900
	Gladstone Capital Corp.	173,509	1,876
*	International Assets Holding Corp.	117,096	1,874
*,^	Newcastle Investment Corp.	698,214	1,871
*	CBOE Holdings Inc.	57,437	1,870
	Donegal Group Inc. Class A	152,087	1,869
	Univest Corp. of Pennsylvania	107,713	1,866
	Berkshire Hills Bancorp Inc.	93,126	1,814
	National Interstate Corp.	90,526	1,794
	National Bankshares Inc.	73,477	1,780
*,^	Seacoast Banking Corp. of Florida	1,338,114	1,780
	Baldwin & Lyons Inc.	84,250	1,770
*	West Bancorporation Inc.	256,114	1,744
	Kite Realty Group Trust	417,026	1,743

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Student Loan Corp.	71,114	1,712
	Presidential Life Corp.	188,005	1,711
	NorthStar Realty Finance Corp.	637,971	1,703
	Peoples Bancorp Inc.	117,356	1,702
	Southwest Bancorp Inc.	127,097	1,689
*	Harris & Harris Group Inc.	405,740	1,659
	Medallion Financial Corp.	249,301	1,645
	Diamond Hill Investment Group Inc.	28,663	1,625
	First Mercury Financial Corp.	153,481	1,624
^	Heartland Financial USA Inc.	93,060	1,608
*,^	RAIT Financial Trust	855,957	1,601
	Monmouth Real Estate Investment Corp. Class A	212,825	1,573
*	Penson Worldwide Inc.	278,310	1,570
*	Pennymac Mortgage Investment Trust	97,030	1,543
	Westwood Holdings Group Inc.	43,734	1,537
	EMC Insurance Group Inc.	70,023	1,536
*	Arbor Realty Trust Inc.	296,640	1,534
	American Physicians Service Group Inc.	61,894	1,513
	First Community Bancshares Inc.	102,975	1,513
	Gladstone Commercial Corp.	92,445	1,511
	German American Bancorp Inc.	97,970	1,499
*	PMA Capital Corp. Class A	226,266	1,482
	Oppenheimer Holdings Inc. Class A	61,848	1,481
^	Capital City Bank Group Inc.	119,314	1,477
*,^	BankAtlantic Bancorp Inc. Class A	1,038,653	1,454
	BankFinancial Corp.	174,310	1,449
	MainSource Financial Group Inc.	201,401	1,444
	First Busey Corp.	314,614	1,425
	Advance America Cash Advance Centers Inc.	341,150	1,409
	First Financial Holdings Inc.	121,784	1,394
*	Meridian Interstate Bancorp Inc.	127,849	1,394
	Colony Financial Inc.	82,425	1,393
	Ames National Corp.	71,088	1,389
*	Virtus Investment Partners Inc.	72,353	1,354
	Care Investment Trust Inc.	153,967	1,336
	Merchants Bancshares Inc.	60,104	1,336
	Sanders Morris Harris Group Inc.	238,685	1,325
*,^	Ladenburg Thalmann Financial Services Inc.	1,055,042	1,319
	Centerstate Banks Inc.	129,783	1,310
	Territorial Bancorp Inc.	68,892	1,306
^	Kohlberg Capital Corp.	257,191	1,289
*,^	Green Bankshares Inc.	98,889	1,263
	LSB Corp.	96,899	1,262
*	Center Financial Corp.	244,754	1,260
	Bancorp Rhode Island Inc.	47,973	1,257
	Stewart Information Services Corp.	138,648	1,251
	Bryn Mawr Bank Corp.	72,748	1,221
	First Bancorp Inc.	91,368	1,200
^	Asta Funding Inc.	121,304	1,197
*	Primus Guaranty Ltd.	322,898	1,191
	NGP Capital Resources Co.	165,938	1,190
	ViewPoint Financial Group	85,622	1,186
	United Financial Bancorp Inc.	86,756	1,184
	American National Bankshares Inc.	54,777	1,172
	Penns Woods Bancorp Inc.	38,494	1,171
^	West Coast Bancorp	453,419	1,156
*	NewStar Financial Inc.	181,654	1,155
	Financial Institutions Inc.	64,801	1,151
*,^	Sun Bancorp Inc.	300,283	1,129
*	Marlin Business Services Corp.	90,712	1,097
*	Guaranty Bancorp	1,017,448	1,078
	US Global Investors Inc. Class A	193,533	1,074
	Center Bancorp Inc.	140,000	1,061
	Winthrop Realty Trust	81,230	1,041

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Thomas Properties Group Inc.	313,390	1,037
	First South Bancorp Inc.	96,406	1,023
	CoBiz Financial Inc.	152,851	1,007
	Wainwright Bank & Trust Co.	52,967	988
	ESB Financial Corp.	75,238	982
^	Smithtown Bancorp Inc.	326,677	973
	Home Federal Bancorp Inc.	75,826	958
	Gladstone Investment Corp.	160,753	937
*	Heritage Financial Corp.	62,046	929
	BRT Realty Trust	155,364	917
	Eastern Insurance Holdings Inc.	86,093	914
	Meta Financial Group Inc.	30,830	903
*	Intervest Bancshares Corp. Class A	165,107	900
	Kansas City Life Insurance Co.	29,653	877
^	Banner Corp.	430,736	853
	Washington Banking Co.	66,062	845
	TF Financial Corp.	38,622	842
*	American Safety Insurance Holdings Ltd.	53,038	834
	UMH Properties Inc.	82,202	828
*,^	Pacific Mercantile Bancorp	236,891	824
	Peapack Gladstone Financial Corp.	69,658	815
	Rome Bancorp Inc.	87,903	801
	Shore Bancshares Inc.	66,860	796
*,^	Pacific Capital Bancorp NA	1,100,894	793
^	CompuCredit Holdings Corp.	200,013	792
	Arlington Asset Investment Corp. Class A	41,870	788
	State Bancorp Inc.	79,925	759
*	Cowen Group Inc. Class A	184,314	756
^	BancTrust Financial Group Inc.	201,005	744
	K-Fed Bancorp	81,436	739
*	Flagstar Bancorp Inc.	229,550	721
	PMC Commercial Trust	87,483	716
*,^	Sterling Financial Corp.	1,238,606	681
	Enterprise Financial Services Corp.	70,392	679
*,^	First BanCorp	1,274,840	676
*	First Keystone Financial Inc.	50,544	675
	Bridge Bancorp Inc.	27,685	672
	Sierra Bancorp	56,632	651
	Norwood Financial Corp.	25,774	651
*	Hallmark Financial Services	65,212	649
*	Crawford & Co. Class B	201,230	636
	Alliance Financial Corp.	22,845	635
*	First Acceptance Corp.	367,252	628
	Apollo Commercial Real Estate Finance Inc.	38,020	626
	Eastern Virginia Bankshares Inc.	95,870	624
	Mercer Insurance Group Inc.	36,852	624
	First Financial Northwest Inc.	157,223	623
	Indiana Community Bancorp	50,894	616
	Citizens & Northern Corp.	56,860	608
	Pacific Continental Corp.	63,702	603
	Century Bancorp Inc. Class A	26,909	593
*	1st United Bancorp Inc.	80,020	589
	Alliance Bancorp Inc. of Pennsylvania	69,673	585
	Mercantile Bank Corp.	106,988	575
*	Stratus Properties Inc.	57,891	574
	Horizon Bancorp	26,892	574
*	Waterstone Financial Inc.	168,185	574
	Main Street Capital Corp.	38,199	570
	Dynex Capital Inc.	60,748	561
*,^	Central Pacific Financial Corp.	366,814	550
*,^	Cape Bancorp Inc.	76,207	545
*	Cohen & Co. Inc.	108,892	544
*	Avatar Holdings Inc.	28,340	544
	Bank of Marin Bancorp	16,895	539

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	CFS Bancorp Inc.	110,858	539
*	NewBridge Bancorp	150,777	529
*	Asset Acceptance Capital Corp.	127,683	529
	Urstadt Biddle Properties Inc.	37,652	526
	Cheviot Financial Corp.	62,491	524
	Resource America Inc. Class A	131,671	507
	Citizens South Banking Corp.	87,282	495
	CreXus Investment Corp.	39,221	488
	Federal Agricultural Mortgage Corp. Class A	38,986	466
*	Grubb & Ellis Co.	467,551	458
*	AmeriServ Financial Inc.	276,057	444
	Roma Financial Corp.	40,836	443
	Middleburg Financial Corp.	31,501	438
	ECB Bancorp Inc.	37,395	436
^	First United Corp.	111,259	434
^	United Security Bancshares	47,723	432
*	Republic First Bancorp Inc.	220,978	431
	South Financial Group Inc.	1,560,823	425
	Orrstown Financial Services Inc.	18,347	406
	First Place Financial Corp.	135,084	405
	Epoch Holding Corp.	32,031	393
	Codorus Valley Bancorp Inc.	53,267	389
	LNB Bancorp Inc.	75,880	382
	Yadkin Valley Financial Corp.	111,161	376
	Provident Financial Holdings Inc.	74,985	360
	Investors Title Co.	11,424	357
	Commercial National Financial Corp.	21,501	356
*	Heritage Commerce Corp.	98,860	351
	Pulaski Financial Corp.	54,368	351
	Hawthorn Bancshares Inc.	28,970	348
	Triangle Capital Corp.	23,954	341
^	Old Second Bancorp Inc.	166,567	333
*	United Community Financial Corp.	198,347	331
*	Maui Land & Pineapple Co. Inc.	88,665	331
^	Ohio Valley Banc Corp.	20,030	330
	Hingham Institution for Savings	8,900	329
^	First Defiance Financial Corp.	36,223	324
	Parkvale Financial Corp.	37,310	313
*	Pamrapo Bancorp Inc.	41,017	300
	Bar Harbor Bankshares	11,975	299
	Comm Bancorp Inc.	17,023	298
	Firstbank Corp.	70,413	298
	JMP Group Inc.	47,976	297
*,^	Cascade Bancorp	615,629	295
	HopFed Bancorp Inc.	31,963	289
	MutualFirst Financial Inc.	42,957	288
	Ameriana Bancorp	68,107	285
*	Superior Bancorp	146,938	284
*,^	Macatawa Bank Corp.	232,734	279
	Universal Insurance Holdings Inc.	65,057	272
*	Gramercy Capital Corp.	215,446	271
*	Unity Bancorp Inc.	48,711	261
	Independence Holding Co.	42,503	254
	United Western Bancorp Inc.	315,602	252
*,^	Preferred Bank	119,772	250
*	HFF Inc. Class A	35,108	248
	VIST Financial Corp.	31,839	245
	Capital Bank Corp.	75,053	244
	Rockville Financial Inc.	20,333	242
	First Pactrust Bancorp Inc.	29,658	236
	MBT Financial Corp.	103,204	234
*,^	Premierwest Bancorp	582,314	233
*	Encore Bancshares Inc.	22,901	226
*	HMN Financial Inc.	49,017	224

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
^	Colony Bankcorp Inc.	32,134	211
*,^	Capital Trust Inc. Class A	127,937	211
	Jefferson Bancshares Inc.	53,134	211
*	American Independence Corp.	41,159	210
*	Consumer Portfolio Services Inc.	150,551	208
*	Camco Financial Corp.	81,410	204
	Porter Bancorp Inc.	16,054	203
^	Old Point Financial Corp.	15,377	200
	Farmers Capital Bank Corp.	39,599	200
*	Royal Bancshares of Pennsylvania Inc.	64,132	192
	First M&F Corp.	48,652	192
	QC Holdings Inc.	50,037	184
	Wayne Savings Bancshares Inc.	24,070	183
^	Integra Bank Corp.	241,277	183
	WSB Holdings Inc.	54,400	182
*	Home Bancorp Inc.	13,905	180
	Tower Bancorp Inc.	8,113	178
*,^	Capitol Bancorp Ltd.	138,217	176
*	Southern Community Financial Corp.	76,881	172
	C&F Financial Corp.	9,833	169
*	North Valley Bancorp	73,241	161
*	Bank of Granite Corp.	135,483	156
	CNB Financial Corp.	14,117	155
*	BCSB Bancorp Inc.	14,710	146
	Peoples Financial Corp.	13,488	143
*,^	United Security Bancshares	38,669	141
	Legacy Bancorp Inc.	14,990	132
*,^	Hanmi Financial Corp. Rights Exp. 7/12/2010	1,924,352	115
	Citizens Holding Co.	6,279	108
	Atlantic Coast Federal Corp.	35,884	107
*	Cadence Financial Corp.	91,911	106
	Independent Bank Corp.	275,184	104
*	Vestin Realty Mortgage II Inc.	74,163	101
*,^	Transcontinental Realty Investors Inc.	10,500	97
*	Crawford & Co. Class A	39,287	96
	Midsouth Bancorp Inc.	7,232	92
	Northeast Bancorp	7,100	91
*,^	First State Bancorporation	288,977	90
*	ZipRealty Inc.	33,945	89
	First Security Group Inc.	44,571	86
	First Federal Bancshares of Arkansas Inc.	31,337	81
*,^	Anchor Bancorp Wisconsin Inc.	178,717	80
*,^	Hampton Roads Bankshares Inc.	91,000	68
^	FNB United Corp.	71,605	57
*	Fox Chase Bancorp Inc.	5,942	57
*	Community Capital Corp.	12,340	53
*,^	TIB Financial Corp.	103,293	49
	Community Bankers Trust Corp.	19,600	44
	HF Financial Corp.	4,000	39
	California First National Bancorp	2,636	33
	Prudential Bancorp Inc. of Pennsylvania	5,437	32
*	Nicholas Financial Inc.	3,859	32
	United Bancshares Inc.	2,838	28
	Auburn National Bancorporation Inc.	1,490	28
*	Valley National Bancorp Warrants	6,511	27
*	Northern States Financial Corp.	11,261	26
	National Security Group Inc.	1,759	22
	New Hampshire Thrift Bancshares Inc.	1,800	19
	Oneida Financial Corp.	2,500	18
*	Cascade Financial Corp.	37,178	18
*	Firstcity Financial Corp.	2,602	17
*,^	PAB Bankshares Inc.	11,599	11
^	Wilber Corp.	1,774	11
*	Summit Financial Group Inc.	4,051	10

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Landmark Bancorp Inc.	479	8
	SI Financial Group Inc.	1,122	7
*	Teton Advisors Inc. Class A	672	6
*	Central Jersey Bancorp	600	4
*	GAINSCO Inc.	222	2
			19,799,729
Health Care (12.3%)
	Johnson & Johnson	29,116,988	1,719,649
	Pfizer Inc.	85,167,104	1,214,483
	Merck & Co. Inc.	32,234,093	1,127,226
	Abbott Laboratories	16,385,177	766,499
*	Amgen Inc.	10,500,357	552,319
	Bristol-Myers Squibb Co.	18,089,452	451,151
	Medtronic Inc.	11,657,546	422,819
	Eli Lilly & Co.	10,952,391	366,905
	UnitedHealth Group Inc.	12,215,597	346,923
*	Gilead Sciences Inc.	9,496,987	325,557
*	Medco Health Solutions Inc.	4,897,268	269,742
*	Express Scripts Inc.	5,520,032	259,552
	Baxter International Inc.	6,360,025	258,471
*	Celgene Corp.	4,851,608	246,559
*	WellPoint Inc.	4,684,860	229,230
	Covidien PLC	5,278,860	212,105
*	Thermo Fisher Scientific Inc.	4,321,112	211,951
	McKesson Corp.	2,842,961	190,933
	Allergan Inc.	3,208,211	186,910
	Becton Dickinson and Co.	2,487,348	168,194
	Stryker Corp.	3,150,558	157,717
*	Genzyme Corp.	2,800,692	142,191
*	Biogen Idec Inc.	2,845,139	135,002
*	Intuitive Surgical Inc.	406,352	128,253
	Cardinal Health Inc.	3,814,515	128,206
*	St. Jude Medical Inc.	3,527,419	127,305
	Aetna Inc.	4,548,400	119,987
*	Zimmer Holdings Inc.	2,140,132	115,674
*	Hospira Inc.	1,729,203	99,343
	AmerisourceBergen Corp. Class A	2,980,098	94,618
*	Boston Scientific Corp.	15,949,627	92,508
*	Life Technologies Corp.	1,908,278	90,166
	CIGNA Corp.	2,901,844	90,131
*	Forest Laboratories Inc.	3,190,956	87,528
*	Laboratory Corp. of America Holdings	1,104,909	83,255
*	Humana Inc.	1,796,413	82,042
	Quest Diagnostics Inc.	1,604,995	79,881
	CR Bard Inc.	1,009,548	78,270
*	Vertex Pharmaceuticals Inc.	2,116,792	69,642
*	Varian Medical Systems Inc.	1,307,933	68,379
*	DaVita Inc.	1,089,104	68,004
*	Edwards Lifesciences Corp.	1,193,838	66,879
*	Waters Corp.	987,834	63,913
*	Millipore Corp.	591,290	63,061
*	Cerner Corp.	734,627	55,751
*	Illumina Inc.	1,269,619	55,267
*	Mylan Inc.	3,236,455	55,149
*	Henry Schein Inc.	957,044	52,542
	Perrigo Co.	866,353	51,175
*	ResMed Inc.	793,125	48,230
*	Alexion Pharmaceuticals Inc.	940,704	48,155
*	Dendreon Corp.	1,416,250	45,787
*	CareFusion Corp.	1,988,233	45,133
*	Watson Pharmaceuticals Inc.	1,109,650	45,018
*	Cephalon Inc.	790,776	44,877
*	Human Genome Sciences Inc.	1,977,056	44,800
	Beckman Coulter Inc.	737,397	44,458

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	DENTSPLY International Inc.	1,475,471	44,131
*	Valeant Pharmaceuticals International	824,612	43,119
*	Mettler-Toledo International Inc.	356,784	39,828
*	Hologic Inc.	2,731,322	38,047
*,^	IDEXX Laboratories Inc.	613,869	37,385
	Universal Health Services Inc. Class B	947,417	36,144
*	Covance Inc.	675,856	34,685
*	Lincare Holdings Inc.	1,042,868	33,904
*	Community Health Systems Inc.	982,658	33,224
	Pharmaceutical Product Development Inc.	1,190,794	30,258
	Omnicare Inc.	1,270,717	30,116
*	Amylin Pharmaceuticals Inc.	1,509,200	28,373
	Patterson Cos. Inc.	971,149	27,707
*	Mednax Inc.	497,719	27,678
*	Coventry Health Care Inc.	1,564,464	27,660
*	Warner Chilcott PLC Class A	1,197,782	27,369
*	Endo Pharmaceuticals Holdings Inc.	1,238,021	27,014
*	United Therapeutics Corp.	547,797	26,738
*	Health Net Inc.	1,058,949	25,807
	PerkinElmer Inc.	1,236,791	25,564
*	Kinetic Concepts Inc.	679,239	24,799
*	Thoratec Corp.	573,408	24,502
*	Charles River Laboratories International Inc.	695,475	23,792
*	Gen-Probe Inc.	523,272	23,767
*	Salix Pharmaceuticals Ltd.	588,023	22,951
	Teleflex Inc.	420,008	22,798
*	Inverness Medical Innovations Inc.	837,668	22,332
*	Tenet Healthcare Corp.	5,081,358	22,053
	Techne Corp.	374,427	21,511
*	VCA Antech Inc.	859,044	21,270
*	Health Management Associates Inc. Class A	2,649,581	20,587
*	BioMarin Pharmaceutical Inc.	1,071,067	20,307
	Hill-Rom Holdings Inc.	664,060	20,207
*	King Pharmaceuticals Inc.	2,623,327	19,911
	STERIS Corp.	624,730	19,417
	Cooper Cos. Inc.	484,935	19,296
	Owens & Minor Inc.	664,867	18,869
*	Psychiatric Solutions Inc.	566,187	18,526
*	Healthsouth Corp.	985,669	18,442
*	LifePoint Hospitals Inc.	578,999	18,181
*	AMERIGROUP Corp.	540,895	17,568
*	American Medical Systems Holdings Inc.	789,147	17,456
*	Bio-Rad Laboratories Inc. Class A	201,424	17,421
*	ev3 Inc.	776,627	17,404
*	HMS Holdings Corp.	286,763	15,548
*	Emergency Medical Services Corp. Class A	314,110	15,401
*	Myriad Genetics Inc.	1,018,036	15,220
*	Sirona Dental Systems Inc.	436,539	15,209
*	NuVasive Inc.	410,543	14,558
*	Onyx Pharmaceuticals Inc.	661,696	14,286
*	Haemonetics Corp.	265,952	14,234
*	Immucor Inc.	740,799	14,112
*	Regeneron Pharmaceuticals Inc.	630,101	14,064
*	Dionex Corp.	187,127	13,933
*	Incyte Corp. Ltd.	1,253,330	13,874
	Medicis Pharmaceutical Corp. Class A	630,993	13,806
*	Catalyst Health Solutions Inc.	398,506	13,748
*	Talecris Biotherapeutics Holdings Corp.	647,801	13,669
*	Parexel International Corp.	616,108	13,357
*	Magellan Health Services Inc.	366,467	13,310
*	Brookdale Senior Living Inc.	883,521	13,253
*,^	Amedisys Inc.	300,626	13,219
*	PSS World Medical Inc.	621,922	13,154
	Chemed Corp.	240,378	13,134

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Masimo Corp.	551,045	13,120
	West Pharmaceutical Services Inc.	349,366	12,748
*	Cubist Pharmaceuticals Inc.	615,492	12,679
*	Acorda Therapeutics Inc.	402,943	12,536
*	Alkermes Inc.	998,572	12,432
	Quality Systems Inc.	213,604	12,387
*	Nektar Therapeutics	985,442	11,924
*	Auxilium Pharmaceuticals Inc.	502,643	11,812
*	Centene Corp.	545,487	11,728
*	Allscripts-Misys Healthcare Solutions Inc.	697,949	11,237
*	Eclipsys Corp.	607,447	10,837
*	Seattle Genetics Inc.	903,681	10,835
*	Impax Laboratories Inc.	562,871	10,728
*	WellCare Health Plans Inc.	448,169	10,640
*	MedAssets Inc.	449,515	10,375
*	Volcano Corp.	463,579	10,115
*	Cepheid Inc.	627,841	10,058
*	Align Technology Inc.	665,471	9,896
*	Par Pharmaceutical Cos. Inc.	372,249	9,664
*	Odyssey HealthCare Inc.	357,015	9,539
*	Isis Pharmaceuticals Inc.	990,958	9,483
*	Viropharma Inc.	822,179	9,217
*	Pharmasset Inc.	336,513	9,200
*	Theravance Inc.	725,750	9,123
*	Savient Pharmaceuticals Inc.	707,160	8,910
*	inVentiv Health Inc.	344,395	8,816
*	Bruker Corp.	689,769	8,388
*	Martek Biosciences Corp.	352,939	8,368
*	Integra LifeSciences Holdings Corp.	223,274	8,261
*,^	Vivus Inc.	844,301	8,105
*,^	athenahealth Inc.	308,101	8,051
*	Gentiva Health Services Inc.	296,432	8,007
*	AMAG Pharmaceuticals Inc.	226,669	7,786
*	Healthspring Inc.	495,245	7,681
*	Cyberonics Inc.	318,871	7,551
	Computer Programs & Systems Inc.	184,316	7,542
*,^	Geron Corp.	1,429,873	7,178
*,^	MannKind Corp.	1,108,248	7,082
*	Phase Forward Inc.	424,174	7,075
	Meridian Bioscience Inc.	414,776	7,051
	Invacare Corp.	338,277	7,016
*	Wright Medical Group Inc.	409,065	6,795
*	Halozyme Therapeutics Inc.	961,891	6,772
	PDL BioPharma Inc.	1,182,850	6,648
*	Momenta Pharmaceuticals Inc.	541,381	6,637
*	Universal American Corp.	446,516	6,430
*	DexCom Inc.	546,997	6,323
*	Luminex Corp.	388,382	6,300
	Landauer Inc.	100,329	6,108
*	NxStage Medical Inc.	411,450	6,106
*	Questcor Pharmaceuticals Inc.	593,040	6,055
*	Immunogen Inc.	640,672	5,939
*	Globe Specialty Metals Inc.	571,827	5,907
*	Amsurg Corp. Class A	330,721	5,893
*	Targacept Inc.	304,531	5,887
*	Celera Corp.	881,637	5,775
*	Conceptus Inc.	368,623	5,743
*,^	Emeritus Corp.	343,043	5,595
*	Ariad Pharmaceuticals Inc.	1,972,348	5,562
*	Natus Medical Inc.	340,725	5,550
	Analogic Corp.	120,034	5,463
*	Bio-Reference Labs Inc.	239,174	5,302
*	Abraxis Bioscience Inc.	71,339	5,293
*,^	Enzon Pharmaceuticals Inc.	496,581	5,289

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Corvel Corp.	154,186	5,210
*,^	Protalix BioTherapeutics Inc.	850,257	5,195
*	Hi-Tech Pharmacal Co. Inc.	224,260	5,138
*	Conmed Corp.	275,323	5,129
*	Affymetrix Inc.	866,130	5,110
*	Alnylam Pharmaceuticals Inc.	337,730	5,073
*	Zoll Medical Corp.	186,402	5,051
*,^	Medivation Inc.	562,990	4,977
*	Merit Medical Systems Inc.	303,979	4,885
*	RehabCare Group Inc.	217,496	4,737
*	MWI Veterinary Supply Inc.	93,957	4,722
*	PharMerica Corp.	320,892	4,704
*	Allos Therapeutics Inc.	767,310	4,704
*	Insulet Corp.	311,396	4,686
*	Hanger Orthopedic Group Inc.	259,346	4,658
*	InterMune Inc.	496,695	4,644
*	Greatbatch Inc.	207,830	4,637
*	Neogen Corp.	174,970	4,558
*	Healthways Inc.	380,525	4,536
*	Abaxis Inc.	209,701	4,494
*	Orthofix International NV	140,196	4,493
*	Nabi Biopharmaceuticals	812,211	4,418
*	Kindred Healthcare Inc.	328,932	4,223
*	Medicines Co.	551,826	4,199
*	eResearchTechnology Inc.	531,351	4,187
*	LHC Group Inc.	148,440	4,119
*	ICU Medical Inc.	126,026	4,054
*	Quidel Corp.	318,904	4,047
*	Exelixis Inc.	1,163,553	4,038
*	Molina Healthcare Inc.	136,515	3,932
*	Sun Healthcare Group Inc.	484,860	3,918
*,^	Sequenom Inc.	649,645	3,839
	Cantel Medical Corp.	229,532	3,833
*	Somanetics Corp.	151,974	3,792
*	Accuray Inc.	533,738	3,539
*	Assisted Living Concepts Inc. Class A	118,516	3,507
*	Air Methods Corp.	117,834	3,506
*	Emergent Biosolutions Inc.	212,953	3,480
*	Rigel Pharmaceuticals Inc.	476,787	3,433
*,^	Novavax Inc.	1,556,994	3,379
*	Neurocrine Biosciences Inc.	593,621	3,324
*	Lexicon Pharmaceuticals Inc.	2,554,012	3,269
*	Omnicell Inc.	275,081	3,216
*	Pain Therapeutics Inc.	577,536	3,211
*	IPC The Hospitalist Co. Inc.	125,926	3,161
*	NPS Pharmaceuticals Inc.	489,248	3,151
*	Micromet Inc.	494,871	3,088
*	Endologix Inc.	679,576	3,078
	America Service Group Inc.	174,607	3,003
*	Obagi Medical Products Inc.	252,018	2,979
*	SonoSite Inc.	108,736	2,948
*	Ardea Biosciences Inc.	142,380	2,927
*	Select Medical Holdings Corp.	423,828	2,874
*	Ligand Pharmaceuticals Inc. Class B	1,961,571	2,864
*	Symmetry Medical Inc.	271,275	2,859
*,^	Immunomedics Inc.	914,297	2,825
*,^	Arena Pharmaceuticals Inc.	915,705	2,811
*	Chindex International Inc.	220,012	2,757
*	US Physical Therapy Inc.	161,307	2,723
*	Inspire Pharmaceuticals Inc.	540,804	2,699
*	Alphatec Holdings Inc.	579,803	2,690
*	Triple-S Management Corp. Class B	144,992	2,690
*	Cross Country Healthcare Inc.	296,180	2,663
*	AMN Healthcare Services Inc.	348,784	2,609

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	BioScrip Inc.	491,070	2,573
*	Angiodynamics Inc.	170,889	2,521
*	Metabolix Inc.	175,913	2,517
*	CardioNet Inc.	453,260	2,484
*	ATS Medical Inc.	624,817	2,481
*,^	BioCryst Pharmaceuticals Inc.	417,183	2,466
*,^	Delcath Systems Inc.	388,540	2,463
*	Palomar Medical Technologies Inc.	219,196	2,453
*	Spectranetics Corp.	472,308	2,447
*	Zymogenetics Inc.	577,988	2,439
*	Synovis Life Technologies Inc.	158,382	2,420
*	ABIOMED Inc.	248,481	2,405
*	OraSure Technologies Inc.	518,785	2,402
*	Genoptix Inc.	139,461	2,399
*	Accelrys Inc.	370,448	2,389
*	XenoPort Inc.	241,702	2,371
*	Almost Family Inc.	67,225	2,348
*	TomoTherapy Inc.	733,434	2,332
*	Vanda Pharmaceuticals Inc.	350,395	2,316
*	Vascular Solutions Inc.	182,105	2,276
*	Optimer Pharmaceuticals Inc.	244,272	2,264
*	Sunrise Senior Living Inc.	807,429	2,245
*	Res-Care Inc.	231,419	2,235
*	SurModics Inc.	135,169	2,218
*	Micrus Endovascular Corp.	106,493	2,214
*	CryoLife Inc.	407,839	2,198
*,^	Cell Therapeutics Inc.	5,789,038	2,171
*	Cytokinetics Inc.	915,377	2,169
*	Matrixx Initiatives Inc.	468,967	2,157
*,^	StemCells Inc.	2,279,611	2,143
*,^	Cadence Pharmaceuticals Inc.	304,715	2,136
*	CPEX Pharmaceuticals Inc.	80,351	2,129
*	Pozen Inc.	302,632	2,121
*	Kensey Nash Corp.	86,098	2,041
*	Staar Surgical Co.	348,417	1,993
*	Medidata Solutions Inc.	123,961	1,920
*,^	Cerus Corp.	601,494	1,901
*	HealthTronics Inc.	392,769	1,897
*	IRIS International Inc.	185,176	1,878
*	Vital Images Inc.	144,592	1,844
	Young Innovations Inc.	64,861	1,826
*	Medical Action Industries Inc.	150,862	1,809
*	Five Star Quality Care Inc.	598,581	1,808
*	American Dental Partners Inc.	147,378	1,785
*	National Dentex Corp.	105,876	1,784
*	Sciclone Pharmaceuticals Inc.	669,642	1,781
*	Rural/Metro Corp.	214,763	1,748
*	Kendle International Inc.	150,798	1,737
	National Healthcare Corp.	50,203	1,730
*	Orthovita Inc.	850,216	1,726
*	Albany Molecular Research Inc.	333,447	1,724
*	Penwest Pharmaceuticals Co.	520,634	1,718
*	Idenix Pharmaceuticals Inc.	343,456	1,717
*	Icad Inc.	895,903	1,711
*	Progenics Pharmaceuticals Inc.	305,484	1,674
*	Spectrum Pharmaceuticals Inc.	417,790	1,638
*	Durect Corp.	673,537	1,637
*	Cynosure Inc. Class A	147,731	1,591
*	BMP Sunstone Corp.	305,167	1,572
*	Exactech Inc.	91,589	1,564
	Atrion Corp.	11,559	1,561
*	Clarient Inc.	506,407	1,560
	Ensign Group Inc.	93,902	1,551
*	Clinical Data Inc.	123,617	1,538

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	AVANIR Pharmaceuticals Inc.	597,739	1,536
*,^	AVI BioPharma Inc.	954,111	1,536
*	Arqule Inc.	356,527	1,533
*	Stereotaxis Inc.	461,948	1,529
*	Rochester Medical Corp.	160,782	1,519
*	Sangamo Biosciences Inc.	406,634	1,509
*	Repligen Corp.	464,738	1,492
*	Enzo Biochem Inc.	357,299	1,454
*	Capital Senior Living Corp.	288,723	1,435
*,^	SIGA Technologies Inc.	186,125	1,433
*	Pharmacyclics Inc.	206,774	1,377
*	Maxygen Inc.	248,801	1,376
*	Dyax Corp.	603,620	1,370
*	PDI Inc.	163,152	1,351
*	Opko Health Inc.	592,232	1,338
*	Skilled Healthcare Group Inc.	197,035	1,338
*	Akorn Inc.	438,025	1,301
*,^	Cel-Sci Corp.	2,584,552	1,266
*,^	MELA Sciences Inc.	169,143	1,258
*	Santarus Inc.	506,995	1,257
*	SuperGen Inc.	618,658	1,250
*	Genomic Health Inc.	96,629	1,249
*	Alliance HealthCare Services Inc.	309,136	1,249
*	Depomed Inc.	442,941	1,240
*,^	Hansen Medical Inc.	579,707	1,235
*	RTI Biologics Inc.	418,541	1,226
*,^	Keryx Biopharmaceuticals Inc.	328,390	1,202
*,^	MAKO Surgical Corp.	94,490	1,176
*	Insmed Inc.	1,663,302	1,119
*	Chelsea Therapeutics International Inc.	381,814	1,119
*	Anika Therapeutics Inc.	189,005	1,113
*	Cutera Inc.	119,710	1,103
*	Vical Inc.	351,501	1,090
*	Medcath Corp.	135,569	1,066
*	LCA-Vision Inc.	186,654	1,034
*	Allied Healthcare International Inc.	444,827	1,032
*	Furiex Pharmaceuticals Inc.	97,519	991
	Psychemedics Corp.	119,881	976
*	AGA Medical Holdings Inc.	76,799	975
*	Cambrex Corp.	300,586	947
	Utah Medical Products Inc.	37,390	932
*	Orexigen Therapeutics Inc.	220,637	927
*	Harvard Bioscience Inc.	257,953	918
*,^	Peregrine Pharmaceuticals Inc.	417,473	898
*	Celldex Therapeutics Inc.	195,954	894
*	Metropolitan Health Networks Inc.	238,949	891
*	MAP Pharmaceuticals Inc.	66,804	876
*	Transcend Services Inc.	63,697	860
*	Cypress Bioscience Inc.	369,982	851
*,^	Osiris Therapeutics Inc.	144,976	842
*	Providence Service Corp.	60,005	840
*	BioMimetic Therapeutics Inc.	74,955	833
*,^	ZIOPHARM Oncology Inc.	261,301	831
*	Affymax Inc.	137,540	822
*	Myrexis Inc.	217,996	820
*,^	GenVec Inc.	1,762,220	811
*	Nighthawk Radiology Holdings Inc.	309,350	801
*	Dynavax Technologies Corp.	430,473	801
*,^	Alexza Pharmaceuticals Inc.	285,876	778
*	Array Biopharma Inc.	251,569	767
*	Digirad Corp.	339,965	711
*	BioSphere Medical Inc.	161,270	697
*	Caliper Life Sciences Inc.	160,324	685
*	Curis Inc.	480,127	667

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Continucare Corp.	198,363	665
*,^	Hemispherx Biopharma Inc.	1,359,726	637
*	Strategic Diagnostics Inc.	348,376	631
*	Synta Pharmaceuticals Corp.	231,181	624
*,^	XOMA Ltd.	1,507,184	624
*	Corcept Therapeutics Inc.	199,574	623
*	Adolor Corp.	568,918	620
*	Osteotech Inc.	194,447	616
*,^	Cytori Therapeutics Inc.	175,581	611
*	RadNet Inc.	255,990	607
*,^	Biosante Pharmaceuticals Inc.	342,555	603
*,^	Poniard Pharmaceuticals Inc.	995,598	597
*	Theragenics Corp.	517,663	595
*,^	Arrowhead Research Corp.	483,786	532
*	Health Grades Inc.	87,799	527
*	Acadia Pharmaceuticals Inc.	478,337	521
*,^	Oncothyreon Inc.	156,700	520
*	Biolase Technology Inc.	346,025	512
*	Columbia Laboratories Inc.	482,490	511
*,^	Javelin Pharmaceuticals Inc.	229,173	504
*	Nanosphere Inc.	114,081	497
*	Biodel Inc.	125,832	476
*	Anadys Pharmaceuticals Inc.	244,666	470
*	Caraco Pharmaceutical Laboratories Ltd.	99,411	469
*	CombiMatrix Corp.	181,578	467
*	Infinity Pharmaceuticals Inc.	77,827	460
*	Mediware Information Systems	48,575	437
*	Merge Healthcare Inc.	145,928	428
*,^	Inovio Pharmaceuticals Inc.	418,104	426
*,^	American Caresource Holdings Inc.	243,970	415
*	OncoGenex Pharmaceutical Inc.	29,954	403
*	Dusa Pharmaceuticals Inc.	185,943	400
	Daxor Corp.	38,249	385
*,^	SenoRx Inc.	34,537	379
*	ISTA Pharmaceuticals Inc.	172,495	378
*,^	Inhibitex Inc.	144,120	367
*	Orchid Cellmark Inc.	213,751	361
*	Antigenics Inc.	442,458	359
*,^	Idera Pharmaceuticals Inc.	99,374	358
*	Jazz Pharmaceuticals Inc.	43,300	339
*	Lannett Co. Inc.	71,092	325
*,^	GTx Inc.	106,070	323
*	Telik Inc.	409,528	319
*	KV Pharmaceutical Co. Class A	372,252	313
*	Sucampo Pharmaceuticals Inc. Class A	87,160	308
*	Entremed Inc.	745,509	301
*	Exact Sciences Corp.	63,860	281
*	AtriCure Inc.	40,340	268
*,^	Generex Biotechnology Corp.	750,520	251
*,^	Amicus Therapeutics Inc.	111,771	250
*	Virtual Radiologic Corp.	14,000	240
*,^	ARCA Biopharma Inc.	70,471	239
*	Medtox Scientific Inc.	18,646	229
*	CytRx Corp.	296,478	228
*,^	Discovery Laboratories Inc.	1,150,142	219
*,^	Aastrom Biosciences Inc.	140,364	209
*	OTIX Global Inc.	51,850	207
*,^	AspenBio Pharma Inc.	201,356	197
	MedQuist Inc.	24,300	192
*	Hooper Holmes Inc.	334,611	191
*,^	Combinatorx Inc.	123,787	179
*	Animal Health International Inc.	69,706	173
*	Heska Corp.	244,014	154
	National Research Corp.	6,048	146

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Capstone Therapeutics Corp.	195,946	130
*	Solta Medical Inc.	65,275	124
*	NMT Medical Inc.	233,297	122
*	Synergetics USA Inc.	42,380	113
*,^	Molecular Insight Pharmaceuticals Inc.	66,316	109
*	Retractable Technologies Inc.	67,934	109
*	TranS1 Inc.	39,302	103
*	ThermoGenesis Corp.	196,394	96
*	Bovie Medical Corp.	32,120	96
*,^	OXiGENE Inc.	234,490	89
*	Cardiac Science Corp.	89,496	88
*,^	Cardiovascular Systems Inc.	18,200	81
*	RXi Pharmaceuticals Corp.	29,017	75
*	Celsion Corp.	20,563	64
*	Repros Therapeutics Inc.	150,333	54
*	Biospecifics Technologies Corp.	2,500	50
*,^	Nexmed Inc.	21,066	44
*	Vision-Sciences Inc.	36,185	36
*,^	SCOLR Pharma Inc.	82,225	35
*	Transcept Pharmaceuticals Inc.	4,145	35
*	ProPhase Labs Inc.	29,374	32
*	IVAX Diagnostics Inc.	61,215	32
*	BioClinica Inc.	6,604	27
*	BSD Medical Corp.	13,274	15
*,^	ARYx Therapeutics Inc.	32,996	14
*	Biotime Inc.	1,500	9
*	Sharps Compliance Corp.	1,600	7
*,^	Helicos BioSciences Corp.	14,000	6
*	NovaMed Inc.	595	5
*	KV Pharmaceutical Co. Class B	500	1
			14,921,154
Industrials (11.0%)
	General Electric Co.	112,599,202	1,623,680
	United Technologies Corp.	9,397,886	610,017
	3M Co.	7,135,496	563,633
	Boeing Co.	7,189,584	451,146
	United Parcel Service Inc. Class B	7,534,109	428,615
	Caterpillar Inc.	6,592,801	396,030
	Union Pacific Corp.	5,332,322	370,650
	Emerson Electric Co.	7,940,602	346,925
	Honeywell International Inc.	7,664,958	299,163
	Lockheed Martin Corp.	3,367,711	250,894
	Deere & Co.	4,460,097	248,338
	FedEx Corp.	3,137,193	219,949
	Danaher Corp.	5,803,378	215,421
	Norfolk Southern Corp.	3,901,085	206,953
	CSX Corp.	4,116,107	204,282
	General Dynamics Corp.	3,460,006	202,618
	Raytheon Co.	3,980,561	192,619
	Tyco International Ltd.	5,429,148	191,269
	Illinois Tool Works Inc.	4,506,688	186,036
	Northrop Grumman Corp.	3,035,430	165,249
	Precision Castparts Corp.	1,495,138	153,880
	Waste Management Inc.	4,862,110	152,135
	PACCAR Inc.	3,459,146	137,916
	Cummins Inc.	2,018,769	131,482
	Republic Services Inc. Class A	4,020,555	119,531
	Ingersoll-Rand PLC	3,388,311	116,863
	Eaton Corp.	1,668,304	109,174
	CH Robinson Worldwide Inc.	1,759,666	97,943
*	Delta Air Lines Inc.	8,289,110	97,397
	Parker Hannifin Corp.	1,697,021	94,117
	Rockwell Collins Inc.	1,659,241	88,155
	Goodrich Corp.	1,320,965	87,514

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Southwest Airlines Co.	7,843,849	87,145
	L-3 Communications Holdings Inc.	1,219,866	86,415
	Dover Corp.	1,975,941	82,575
	ITT Corp.	1,831,677	82,279
	Fluor Corp.	1,886,979	80,197
	Cooper Industries PLC	1,764,172	77,624
	Expeditors International of Washington Inc.	2,238,550	77,252
	Rockwell Automation Inc.	1,506,610	73,959
	Fastenal Co.	1,400,318	70,282
	WW Grainger Inc.	649,662	64,609
*	Stericycle Inc.	850,180	55,755
	Roper Industries Inc.	988,667	55,326
	Joy Global Inc.	1,085,702	54,383
*	McDermott International Inc.	2,429,032	52,613
	Flowserve Corp.	588,232	49,882
	Textron Inc.	2,876,998	48,823
	Pitney Bowes Inc.	2,189,316	48,077
*	Jacobs Engineering Group Inc.	1,315,511	47,937
	AMETEK Inc.	1,139,157	45,737
*	Quanta Services Inc.	2,209,105	45,618
	Iron Mountain Inc.	1,933,860	43,434
	Pall Corp.	1,239,512	42,602
	Masco Corp.	3,800,919	40,898
*	Kansas City Southern	1,075,224	39,084
	Manpower Inc.	894,826	38,639
	Bucyrus International Inc. Class A	812,707	38,563
	Equifax Inc.	1,335,978	37,488
*	UAL Corp.	1,768,624	36,363
*	Owens Corning	1,215,116	36,344
	Dun & Bradstreet Corp.	539,340	36,201
	RR Donnelley & Sons Co.	2,169,166	35,509
	Robert Half International Inc.	1,489,950	35,088
*	URS Corp.	887,479	34,922
	Cintas Corp.	1,453,882	34,850
	KBR Inc.	1,695,857	34,494
	Avery Dennison Corp.	1,064,776	34,211
	Pentair Inc.	1,041,895	33,549
*	Navistar International Corp.	673,502	33,136
	Donaldson Co. Inc.	773,966	33,010
	JB Hunt Transport Services Inc.	1,008,307	32,941
*	Continental Airlines Inc. Class B	1,468,631	32,310
*	Verisk Analytics Inc. Class A	1,062,875	31,780
*	Shaw Group Inc.	884,339	30,262
*	Oshkosh Corp.	945,088	29,449
*	Foster Wheeler AG	1,347,995	28,389
	SPX Corp.	526,670	27,813
*	Waste Connections Inc.	789,800	27,556
*	Copart Inc.	756,590	27,093
*	AGCO Corp.	978,578	26,392
*	BE Aerospace Inc.	1,028,474	26,154
*	IHS Inc. Class A	434,784	25,400
	TransDigm Group Inc.	492,830	25,149
	Snap-On Inc.	610,109	24,960
	Gardner Denver Inc.	552,901	24,654
	IDEX Corp.	853,571	24,387
	MSC Industrial Direct Co. Class A	473,339	23,979
*	AMR Corp.	3,517,121	23,846
*	Corrections Corp. of America	1,224,549	23,364
*	Covanta Holding Corp.	1,393,115	23,112
	Lincoln Electric Holdings Inc.	451,528	23,023
	Carlisle Cos. Inc.	635,247	22,951
	Ryder System Inc.	565,704	22,758
	Timken Co.	871,143	22,641
*	Hertz Global Holdings Inc.	2,392,801	22,636

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Aecom Technology Corp.	963,485	22,218
	Kennametal Inc.	863,404	21,956
	Hubbell Inc. Class B	548,118	21,755
	Regal-Beloit Corp.	389,310	21,716
*	Alliant Techsystems Inc.	348,936	21,655
*	Terex Corp.	1,147,854	21,511
*	FTI Consulting Inc.	490,863	21,397
*	WABCO Holdings Inc.	678,956	21,374
*	Spirit Aerosystems Holdings Inc. Class A	1,113,961	21,232
	Lennox International Inc.	506,814	21,068
*	Kirby Corp.	543,826	20,801
	Landstar System Inc.	531,864	20,737
	Wabtec Corp.	504,750	20,134
	Harsco Corp.	853,099	20,048
*	Thomas & Betts Corp.	556,702	19,318
	Towers Watson & Co. Class A	496,708	19,297
	CLARCOR Inc.	533,782	18,960
*	GrafTech International Ltd.	1,276,318	18,660
	Nordson Corp.	321,667	18,039
	Graco Inc.	636,228	17,935
	Toro Co.	361,199	17,742
	Con-way Inc.	569,955	17,110
*	Alaska Air Group Inc.	378,475	17,012
	Baldor Electric Co.	467,438	16,865
	Acuity Brands Inc.	460,489	16,753
*	Clean Harbors Inc.	250,181	16,615
*	EMCOR Group Inc.	701,379	16,251
	Valmont Industries Inc.	223,261	16,222
*	Hexcel Corp.	1,027,854	15,942
	Crane Co.	526,287	15,899
	Woodward Governor Co.	613,723	15,668
	Watsco Inc.	266,048	15,410
*	Genesee & Wyoming Inc. Class A	406,930	15,183
*	WESCO International Inc.	448,025	15,085
*	Esterline Technologies Corp.	314,718	14,933
	Trinity Industries Inc.	841,024	14,903
*	US Airways Group Inc.	1,711,794	14,739
*	Teledyne Technologies Inc.	381,907	14,734
*	General Cable Corp.	551,961	14,710
*	JetBlue Airways Corp.	2,626,277	14,418
	Curtiss-Wright Corp.	485,824	14,108
*	United Stationers Inc.	254,588	13,867
*	Moog Inc. Class A	420,912	13,566
	Actuant Corp. Class A	717,195	13,505
	Knight Transportation Inc.	662,472	13,408
	HNI Corp.	476,877	13,157
	UTi Worldwide Inc.	1,062,189	13,150
	GATX Corp.	488,129	13,023
	Alexander & Baldwin Inc.	436,246	12,991
*	Atlas Air Worldwide Holdings Inc.	272,774	12,957
	Brady Corp. Class A	518,480	12,921
	AO Smith Corp.	267,585	12,895
*	Tetra Tech Inc.	652,200	12,790
	Manitowoc Co. Inc.	1,379,591	12,609
*	ArvinMeritor Inc.	925,797	12,128
*,^	American Superconductor Corp.	449,817	12,006
*	HUB Group Inc. Class A	397,164	11,919
	Triumph Group Inc.	177,192	11,806
	Kaydon Corp.	356,930	11,729
*	Geo Group Inc.	548,656	11,385
*	Dollar Thrifty Automotive Group Inc.	263,148	11,213
	Belden Inc.	497,011	10,934
	Werner Enterprises Inc.	495,683	10,851
	Herman Miller Inc.	565,642	10,674

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Avis Budget Group Inc.	1,081,459	10,620
*	Old Dominion Freight Line Inc.	296,535	10,420
*	EnerSys	484,128	10,346
	Simpson Manufacturing Co. Inc.	418,607	10,277
	Applied Industrial Technologies Inc.	405,661	10,271
	Deluxe Corp.	543,984	10,200
*	Middleby Corp.	187,494	9,973
	Rollins Inc.	475,522	9,839
	ABM Industries Inc.	468,980	9,825
	Mueller Industries Inc.	397,628	9,782
	Brink's Co.	509,859	9,703
	Corporate Executive Board Co.	362,338	9,519
*	Orbital Sciences Corp.	601,699	9,489
	Forward Air Corp.	335,049	9,130
	Heartland Express Inc.	621,240	9,020
	Watts Water Technologies Inc. Class A	314,363	9,010
	Briggs & Stratton Corp.	529,232	9,008
	Mine Safety Appliances Co.	362,686	8,987
*	USG Corp.	738,654	8,923
	Granite Construction Inc.	374,962	8,842
*	Beacon Roofing Supply Inc.	478,203	8,617
*	Insituform Technologies Inc. Class A	413,407	8,467
	Healthcare Services Group Inc.	444,460	8,423
	American Science & Engineering Inc.	105,231	8,020
	Barnes Group Inc.	488,382	8,005
	ESCO Technologies Inc.	293,660	7,562
*	CoStar Group Inc.	188,465	7,312
*,^	EnerNOC Inc.	227,271	7,145
	Skywest Inc.	584,408	7,141
	Otter Tail Corp.	360,829	6,975
*	II-VI Inc.	234,028	6,934
	Allegiant Travel Co. Class A	161,255	6,884
*	AAR Corp.	405,762	6,792
	Robbins & Myers Inc.	308,925	6,716
*	SYKES Enterprises Inc.	468,125	6,661
	Mueller Water Products Inc. Class A	1,719,754	6,380
	Raven Industries Inc.	188,883	6,367
	Cubic Corp.	174,437	6,346
	Knoll Inc.	473,981	6,299
*	DigitalGlobe Inc.	237,345	6,242
*	EnPro Industries Inc.	219,102	6,168
*	Korn/Ferry International	441,911	6,143
*	Armstrong World Industries Inc.	202,656	6,116
*	Griffon Corp.	548,858	6,070
	Universal Forest Products Inc.	199,263	6,040
*	DynCorp International Inc. Class A	337,169	5,907
*	Blount International Inc.	574,431	5,899
	Quanex Building Products Corp.	341,193	5,899
*	MasTec Inc.	625,910	5,884
*	Advisory Board Co.	136,885	5,881
*	Mobile Mini Inc.	359,999	5,861
*	Resources Connection Inc.	429,203	5,837
	Arkansas Best Corp.	281,111	5,833
*,^	A123 Systems Inc.	609,016	5,743
*	Ceradyne Inc.	264,586	5,654
	Administaff Inc.	233,960	5,652
*	RBC Bearings Inc.	193,784	5,618
	Ameron International Corp.	92,822	5,600
*	AirTran Holdings Inc.	1,138,504	5,522
	Tennant Co.	161,590	5,465
	Franklin Electric Co. Inc.	188,412	5,430
*	GeoEye Inc.	172,277	5,365
*	TrueBlue Inc.	478,386	5,353
*	Macquarie Infrastructure Co. LLC	415,554	5,315

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Kaman Corp.	239,131	5,290
	Interface Inc. Class A	483,398	5,192
	Badger Meter Inc.	131,920	5,104
*	Interline Brands Inc.	291,993	5,049
	McGrath Rentcorp	221,146	5,038
*	Stanley Inc.	131,464	4,914
	Diamond Management & Technology Consultants Inc. Class A	476,455	4,912
*	Navigant Consulting Inc.	471,147	4,891
*	United Rentals Inc.	524,017	4,884
*	Consolidated Graphics Inc.	112,675	4,872
	Steelcase Inc. Class A	627,617	4,864
*	Celadon Group Inc.	342,861	4,848
*	Acacia Research - Acacia Technologies	340,165	4,841
	Albany International Corp.	294,893	4,774
	CIRCOR International Inc.	184,967	4,731
*	Waste Services Inc.	404,691	4,719
*	Altra Holdings Inc.	362,151	4,715
*	Kforce Inc.	368,077	4,693
	Applied Signal Technology Inc.	236,968	4,656
	Aircastle Ltd.	590,897	4,639
	Seaboard Corp.	3,061	4,622
*	Kelly Services Inc. Class A	310,790	4,621
*	Polypore International Inc.	202,826	4,612
*	Sensata Technologies Holding NV	283,900	4,540
*	Chart Industries Inc.	288,395	4,493
*	M&F Worldwide Corp.	164,979	4,471
	US Ecology Inc.	304,604	4,438
*	Astec Industries Inc.	160,015	4,437
	HEICO Corp. Class A	164,321	4,428
*	SFN Group Inc.	805,825	4,400
*	Tutor Perini Corp.	262,547	4,327
*	Huron Consulting Group Inc.	222,875	4,326
	FreightCar America Inc.	190,565	4,311
	TAL International Group Inc.	190,367	4,278
	Heidrick & Struggles International Inc.	185,999	4,245
*	Dycom Industries Inc.	495,507	4,237
	Comfort Systems USA Inc.	438,176	4,233
	Tredegar Corp.	257,091	4,196
*	Layne Christensen Co.	169,949	4,125
*	Genco Shipping & Trading Ltd.	273,133	4,094
	Lindsay Corp.	123,713	3,920
*	American Reprographics Co.	448,345	3,914
	Encore Wire Corp.	210,514	3,829
*	Force Protection Inc.	919,415	3,770
	NACCO Industries Inc. Class A	42,226	3,748
*	Argon ST Inc.	108,882	3,734
*	School Specialty Inc.	205,444	3,712
	AZZ Inc.	100,959	3,712
	EnergySolutions Inc.	722,832	3,679
*	Cenveo Inc.	666,598	3,660
	AAON Inc.	156,808	3,655
*	Aerovironment Inc.	166,575	3,620
*,^	Capstone Turbine Corp.	3,654,524	3,581
	Apogee Enterprises Inc.	326,287	3,534
*	Michael Baker Corp.	100,839	3,519
*	Colfax Corp.	337,036	3,509
	Sun Hydraulics Corp.	149,497	3,507
	Bowne & Co. Inc.	309,027	3,467
*	GenCorp Inc.	781,850	3,425
	Cascade Corp.	94,758	3,374
	Gorman-Rupp Co.	134,569	3,371
	John Bean Technologies Corp.	220,423	3,361
*	Astronics Corp.	204,862	3,352
	G&K Services Inc. Class A	160,213	3,308

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Standex International Corp.	130,026	3,296
*	Exponent Inc.	99,279	3,248
*,^	Ener1 Inc.	960,524	3,247
*	Orion Marine Group Inc.	227,983	3,237
*	ATC Technology Corp.	200,367	3,230
*	CBIZ Inc.	506,905	3,224
*	Sauer-Danfoss Inc.	262,319	3,206
	Ennis Inc.	210,968	3,167
*	ICF International Inc.	131,748	3,153
	Viad Corp.	177,476	3,132
*,^	Harbin Electric Inc.	185,850	3,094
*	Builders FirstSource Inc.	1,276,736	3,064
*	Wabash National Corp.	424,591	3,019
	Titan International Inc.	302,102	3,012
*	Marten Transport Ltd.	144,721	3,007
*	MYR Group Inc.	178,944	2,987
*	Amerco Inc.	53,602	2,951
*	American Commercial Lines Inc.	128,966	2,903
*	Rush Enterprises Inc. Class A	214,736	2,869
	Miller Industries Inc.	211,310	2,846
*	Cornell Cos. Inc.	103,831	2,790
*	Taser International Inc.	707,163	2,758
*	LB Foster Co. Class A	105,338	2,730
*	Flow International Corp.	1,130,739	2,669
*	RSC Holdings Inc.	432,392	2,668
	Federal Signal Corp.	441,424	2,666
*	Ladish Co. Inc.	113,935	2,589
	Aceto Corp.	448,415	2,569
*	Columbus McKinnon Corp.	182,574	2,551
*	Team Inc.	193,862	2,530
	CDI Corp.	160,527	2,493
	Great Lakes Dredge & Dock Corp.	413,710	2,482
*	Innerworkings Inc.	351,684	2,402
	Houston Wire & Cable Co.	220,451	2,392
*	Pacer International Inc.	341,001	2,384
*	KAR Auction Services Inc.	191,892	2,374
	HEICO Corp.	65,392	2,349
*	Powell Industries Inc.	84,737	2,317
*	On Assignment Inc.	458,835	2,308
*	Dolan Co.	201,361	2,239
	Ducommun Inc.	129,521	2,215
*	H&E Equipment Services Inc.	295,222	2,211
	Insteel Industries Inc.	189,621	2,203
*,^	Broadwind Energy Inc.	775,433	2,171
*	Kadant Inc.	122,413	2,132
*	Hawaiian Holdings Inc.	411,111	2,125
*	APAC Customer Services Inc.	369,308	2,105
*	Metalico Inc.	519,715	2,068
*	Sterling Construction Co. Inc.	158,832	2,055
*,^	China BAK Battery Inc.	1,169,635	2,035
*	ACCO Brands Corp.	404,547	2,019
*	Fushi Copperweld Inc.	245,637	2,009
*	Gibraltar Industries Inc.	198,936	2,009
*	Eagle Bulk Shipping Inc.	464,089	1,958
	Dynamic Materials Corp.	119,780	1,921
	Met-Pro Corp.	176,582	1,900
*	Titan Machinery Inc.	143,579	1,885
*	Republic Airways Holdings Inc.	306,126	1,870
*	Tecumseh Products Co. Class A	166,009	1,846
*	Lydall Inc.	236,637	1,808
*	Furmanite Corp.	450,749	1,789
*	Pike Electric Corp.	189,437	1,785
*	Vicor Corp.	139,192	1,739
*	Air Transport Services Group Inc.	356,311	1,696

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Graham Corp.	112,127	1,681
*	RailAmerica Inc.	165,800	1,645
*,^	Advanced Battery Technologies Inc.	499,015	1,637
	Ampco-Pittsburgh Corp.	78,061	1,626
	Alamo Group Inc.	74,667	1,620
	American Woodmark Corp.	94,392	1,614
*	Trimas Corp.	139,181	1,574
*	Trex Co. Inc.	77,415	1,555
*	Greenbrier Cos. Inc.	137,143	1,536
*	Quality Distribution Inc.	296,898	1,535
*	Saia Inc.	102,223	1,533
*	Herley Industries Inc.	106,225	1,515
*	3D Systems Corp.	119,313	1,497
	Schawk Inc. Class A	99,378	1,486
*	Park-Ohio Holdings Corp.	100,993	1,453
*	Commercial Vehicle Group Inc.	142,114	1,451
*	NN Inc.	284,830	1,424
	International Shipholding Corp.	63,528	1,406
	Twin Disc Inc.	122,421	1,391
	Barrett Business Services Inc.	111,766	1,386
*	WCA Waste Corp.	310,093	1,383
*,^	Orion Energy Systems Inc.	437,565	1,378
*	GP Strategies Corp.	188,753	1,370
*	Dynamex Inc.	110,564	1,349
*	CRA International Inc.	71,056	1,338
*,^	UQM Technologies Inc.	393,962	1,336
*	Fuel Tech Inc.	203,287	1,285
*	Standard Parking Corp.	81,043	1,283
*	Northwest Pipe Co.	67,096	1,275
*	Volt Information Sciences Inc.	151,652	1,274
*	Pinnacle Airlines Corp.	231,106	1,257
	LSI Industries Inc.	251,951	1,230
*	Energy Recovery Inc.	301,447	1,206
*	USA Truck Inc.	74,506	1,201
*	PMFG Inc.	78,227	1,185
	Kimball International Inc. Class B	213,946	1,183
*	Satcon Technology Corp.	408,834	1,169
*,^	FuelCell Energy Inc.	987,587	1,165
*	Casella Waste Systems Inc. Class A	303,752	1,160
	Lawson Products Inc.	68,148	1,157
*	LMI Aerospace Inc.	72,168	1,138
*	DXP Enterprises Inc.	72,203	1,130
	American Railcar Industries Inc.	93,516	1,130
	Horizon Lines Inc. Class A	262,499	1,110
^	Todd Shipyards Corp.	74,857	1,107
*	PowerSecure International Inc.	119,506	1,086
*	Hudson Highland Group Inc.	245,099	1,078
*,^	YRC Worldwide Inc.	7,151,888	1,073
	Superior Uniform Group Inc.	106,489	1,062
*	Innovative Solutions & Support Inc.	238,621	1,050
*	CAI International Inc.	86,691	1,032
*	Rush Enterprises Inc. Class B	88,165	1,027
*	TBS International PLC Class A	166,778	1,022
*	LaBarge Inc.	88,160	1,006
*	Hurco Cos. Inc.	67,649	1,005
*,^	Valence Technology Inc.	1,351,511	973
*	Willis Lease Finance Corp.	103,768	957
*	PAM Transportation Services Inc.	61,408	923
	VSE Corp.	28,668	912
*	SL Industries Inc.	72,930	875
	Multi-Color Corp.	82,972	850
*	Ultralife Corp.	195,524	841
*,^	SmartHeat Inc.	145,679	832
*	NCI Building Systems Inc.	98,628	826

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Perma-Fix Environmental Services	455,784	734
	Hardinge Inc.	83,341	710
*	United Capital Corp.	27,341	667
*	Hill International Inc.	155,213	630
*	Frozen Food Express Industries	179,698	629
	Omega Flex Inc.	43,075	628
*	Plug Power Inc.	1,306,085	601
*,^	Odyssey Marine Exploration Inc.	593,226	593
*	Universal Truckload Services Inc.	39,838	555
	LS Starrett Co. Class A	57,983	553
*	BlueLinx Holdings Inc.	205,632	541
*	Patriot Transportation Holding Inc.	6,404	518
*	US Home Systems Inc.	192,699	513
	Virco Manufacturing	159,489	478
*	LECG Corp.	183,446	477
*	Magnetek Inc.	511,688	471
*	TRC Cos. Inc.	151,355	468
*	Intersections Inc.	111,932	465
*,^	Hoku Corp.	136,434	456
	Standard Register Co.	135,946	427
*	Integrated Electrical Services Inc.	111,572	389
*	Allied Defense Group Inc.	102,630	388
*	Sypris Solutions Inc.	91,591	367
*,^	Lime Energy Co.	104,000	357
*	Active Power Inc.	422,158	329
*,^	Applied Energetics Inc.	287,190	296
	Hubbell Inc. Class A	7,600	288
	Preformed Line Products Co.	10,064	281
*,^	C&D Technologies Inc.	287,236	253
*	Raytheon Co. Warrants Exp. 06/16/2011	19,938	239
*	Document Security Systems Inc.	72,991	230
*	China Architectural Engineering Inc.	262,086	218
*	Ceco Environmental Corp.	42,945	201
*,^	Ascent Solar Technologies Inc.	72,914	199
*	Mistras Group Inc.	18,400	197
*,^	Akeena Solar Inc.	277,092	187
*	Argan Inc.	16,641	174
*	Tix Corp.	132,405	146
*	Covenant Transportation Group Inc. Class A	19,665	133
*	Amrep Corp.	10,412	131
*,^	Lihua International Inc.	15,300	130
*	Ocean Power Technologies Inc.	23,762	123
*	Innotrac Corp.	73,881	95
*	AT Cross Co. Class A	16,061	80
*	Key Technology Inc.	5,013	68
*	Franklin Covey Co.	10,003	65
*	Thermadyne Holdings Corp.	5,010	54
*,^	China Fire & Security Group Inc.	5,005	46
	Eastern Co.	3,100	45
*	ExpressJet Holdings Inc.	10,069	26
*,^	Arotech Corp.	12,320	18
*	Tecumseh Products Co. Class B	1,421	16
*	Innovaro Inc.	1,700	6
	Portec Rail Products Inc.	300	3
*	PGT Inc.	314	1
			13,425,504
Information Technology (18.7%)
*	Apple Inc.	9,569,462	2,407,007
	Microsoft Corp.	83,299,704	1,916,726
	International Business Machines Corp.	13,708,469	1,692,722
*	Cisco Systems Inc.	60,423,038	1,287,615
*	Google Inc. Class A	2,573,607	1,145,126
	Intel Corp.	58,295,072	1,133,839
	Hewlett-Packard Co.	24,842,859	1,075,199

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Oracle Corp.	42,306,962	907,907
	QUALCOMM Inc.	17,735,506	582,434
*	EMC Corp.	21,662,567	396,425
	Visa Inc. Class A	4,952,387	350,381
	Texas Instruments Inc.	13,105,759	305,102
	Corning Inc.	16,451,009	265,684
	Accenture PLC Class A	6,674,029	257,951
*	eBay Inc.	12,337,654	241,941
*	Dell Inc.	18,583,864	224,121
	Automatic Data Processing Inc.	5,327,534	214,487
	Mastercard Inc. Class A	1,048,962	209,299
*	Yahoo! Inc.	14,037,627	194,140
	Applied Materials Inc.	14,174,095	170,373
*	Motorola Inc.	24,407,982	159,140
*	Cognizant Technology Solutions Corp. Class A	3,140,270	157,202
	Broadcom Corp. Class A	4,628,191	152,591
*	Adobe Systems Inc.	5,531,099	146,187
*	NetApp Inc.	3,576,508	133,440
*	Juniper Networks Inc.	5,500,281	125,516
	Tyco Electronics Ltd.	4,844,913	122,964
*	Symantec Corp.	8,508,385	118,096
	Xerox Corp.	13,930,582	112,002
*	Intuit Inc.	3,175,735	110,420
	Western Union Co.	7,205,356	107,432
*	Agilent Technologies Inc.	3,681,911	104,677
*	Salesforce.com Inc.	1,186,369	101,814
*	SanDisk Corp.	2,413,729	101,546
	Fidelity National Information Services Inc.	3,363,151	90,200
	Paychex Inc.	3,432,651	89,146
*	Marvell Technology Group Ltd.	5,604,903	88,333
	Analog Devices Inc.	3,141,603	87,525
*	Citrix Systems Inc.	1,940,018	81,927
	CA Inc.	4,390,403	80,783
	Altera Corp.	3,138,439	77,865
*	Micron Technology Inc.	8,977,146	76,216
	Xilinx Inc.	2,919,554	73,748
*	Fiserv Inc.	1,607,501	73,399
	Computer Sciences Corp.	1,621,140	73,357
*	Akamai Technologies Inc.	1,807,598	73,334
*	Western Digital Corp.	2,412,944	72,774
	Amphenol Corp. Class A	1,828,233	71,813
*	SAIC Inc.	4,178,148	69,942
*	Seagate Technology	5,267,197	68,684
*	BMC Software Inc.	1,927,214	66,739
*,^	First Solar Inc.	584,719	66,559
	Linear Technology Corp.	2,358,756	65,597
*	Cree Inc.	1,064,426	63,898
	Activision Blizzard Inc.	6,023,154	63,183
*	NVIDIA Corp.	5,856,997	59,800
*	Autodesk Inc.	2,424,316	59,056
*	Red Hat Inc.	1,991,493	57,634
*	F5 Networks Inc.	839,059	57,534
	Harris Corp.	1,380,479	57,497
*	Sybase Inc.	869,650	56,232
*	Teradata Corp.	1,778,233	54,201
^	Microchip Technology Inc.	1,944,774	53,948
	Maxim Integrated Products Inc.	3,216,829	53,818
*	McAfee Inc.	1,675,525	51,472
*	VeriSign Inc.	1,936,135	51,404
*	Lam Research Corp.	1,350,340	51,394
	KLA-Tencor Corp.	1,816,757	50,651
*	Electronic Arts Inc.	3,447,792	49,648
*	Flextronics International Ltd.	8,580,351	48,050
*	FLIR Systems Inc.	1,613,357	46,933

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Advanced Micro Devices Inc.	6,029,156	44,133
*	VMware Inc. Class A	705,075	44,131
*	Rovi Corp.	1,100,778	41,731
*	Avnet Inc.	1,603,607	38,663
*	ANSYS Inc.	949,088	38,505
*	Equinix Inc.	461,635	37,494
*	Nuance Communications Inc.	2,397,959	35,849
*	Trimble Navigation Ltd.	1,276,737	35,749
*	Dolby Laboratories Inc. Class A	567,307	35,564
	National Semiconductor Corp.	2,508,990	33,771
*,^	Alliance Data Systems Corp.	553,081	32,919
*	Hewitt Associates Inc. Class A	944,287	32,540
*	Synopsys Inc.	1,550,384	32,357
*	LSI Corp.	6,947,636	31,959
	Factset Research Systems Inc.	473,736	31,736
	Lender Processing Services Inc.	1,009,102	31,595
	Global Payments Inc.	860,449	31,441
*	Skyworks Solutions Inc.	1,858,313	31,201
*	ON Semiconductor Corp.	4,522,956	28,856
*	Arrow Electronics Inc.	1,265,904	28,293
	Jabil Circuit Inc.	2,061,485	27,418
*	Lexmark International Inc. Class A	826,419	27,297
	Broadridge Financial Solutions Inc.	1,422,989	27,108
*	MICROS Systems Inc.	843,277	26,875
	Solera Holdings Inc.	738,419	26,731
*	Polycom Inc.	888,581	26,471
*	Ingram Micro Inc.	1,729,483	26,271
*	Itron Inc.	424,639	26,251
*	Novellus Systems Inc.	1,015,032	25,741
	Tellabs Inc.	3,885,696	24,830
*	WebMD Health Corp.	534,369	24,811
*	Brocade Communications Systems Inc.	4,699,418	24,249
*	IAC/InterActiveCorp	1,097,617	24,115
	Total System Services Inc.	1,769,541	24,066
*	CommScope Inc.	997,951	23,721
*	MEMC Electronic Materials Inc.	2,363,487	23,351
*	AOL Inc.	1,117,058	23,224
*	Atmel Corp.	4,790,822	22,996
*	JDS Uniphase Corp.	2,314,546	22,775
*	Informatica Corp.	947,786	22,633
*	Varian Semiconductor Equipment Associates Inc.	785,777	22,520
*	VistaPrint NV	458,907	21,794
*	Rambus Inc.	1,223,681	21,439
*	TIBCO Software Inc.	1,770,015	21,346
*	Novell Inc.	3,678,163	20,892
*	NCR Corp.	1,685,620	20,430
	Jack Henry & Associates Inc.	849,494	20,286
*	Atheros Communications Inc.	726,192	19,999
*	QLogic Corp.	1,202,769	19,990
	National Instruments Corp.	620,755	19,728
*	Parametric Technology Corp.	1,240,628	19,441
*	Compuware Corp.	2,407,718	19,214
*	Tech Data Corp.	538,476	19,181
	Diebold Inc.	701,477	19,115
*	Concur Technologies Inc.	444,593	18,975
*	Gartner Inc.	812,761	18,897
*	Silicon Laboratories Inc.	462,350	18,753
*	Avago Technologies Ltd.	879,148	18,515
*	PMC - Sierra Inc.	2,418,233	18,185
*	Cybersource Corp.	708,162	18,079
*	Rackspace Hosting Inc.	984,249	18,051
*	Teradyne Inc.	1,845,560	17,994
*	Riverbed Technology Inc.	629,694	17,392
	CoreLogic Inc.	984,703	17,390

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	VeriFone Systems Inc.	899,739	17,032
*	Cadence Design Systems Inc.	2,858,431	16,550
*	GSI Commerce Inc.	572,273	16,481
*	Genpact Ltd.	1,036,656	16,099
*	Cypress Semiconductor Corp.	1,600,521	16,069
	ADTRAN Inc.	588,661	16,053
*	Netlogic Microsystems Inc.	584,829	15,907
	Intersil Corp. Class A	1,295,328	15,686
*	Zebra Technologies Corp.	611,483	15,513
*	Ariba Inc.	945,788	15,066
*,^	MercadoLibre Inc.	281,010	14,767
*	Monster Worldwide Inc.	1,260,603	14,686
	DST Systems Inc.	404,194	14,608
	Plantronics Inc.	510,398	14,597
*	Veeco Instruments Inc.	422,757	14,492
*	Vishay Intertechnology Inc.	1,816,518	14,060
*	International Rectifier Corp.	754,119	14,034
*	Arris Group Inc.	1,335,166	13,605
*	CACI International Inc. Class A	318,262	13,520
*	Sohu.com Inc.	322,435	13,249
*	Progress Software Corp.	437,277	13,131
	Molex Inc.	714,773	13,037
*	Anixter International Inc.	304,010	12,951
*	Microsemi Corp.	879,815	12,872
*	Convergys Corp.	1,301,131	12,764
*,^	Blackboard Inc.	335,997	12,543
*	Ciena Corp.	980,354	12,431
*	Viasat Inc.	374,762	12,202
*	Quest Software Inc.	674,985	12,177
*	Omnivision Technologies Inc.	545,886	11,704
*	Acxiom Corp.	795,949	11,692
*	Wright Express Corp.	386,395	11,476
*	InterDigital Inc.	463,728	11,449
*	Hittite Microwave Corp.	255,340	11,424
	Sapient Corp.	1,125,402	11,412
*	Sanmina-SCI Corp.	832,659	11,332
*	Plexus Corp.	423,277	11,318
	Molex Inc. Class A	725,963	11,216
*	Fairchild Semiconductor International Inc. Class A	1,320,664	11,107
*	Benchmark Electronics Inc.	680,936	10,793
*	Aruba Networks Inc.	757,503	10,787
	Fair Isaac Corp.	494,780	10,781
*	Semtech Corp.	655,775	10,735
*	Lawson Software Inc.	1,460,113	10,659
	MAXIMUS Inc.	183,776	10,635
*	RF Micro Devices Inc.	2,713,645	10,610
*,^	Finisar Corp.	704,460	10,496
*	j2 Global Communications Inc.	480,302	10,490
*	Cirrus Logic Inc.	661,555	10,459
*	SuccessFactors Inc.	498,492	10,364
	Blackbaud Inc.	471,772	10,270
*,^	Power-One Inc.	1,501,744	10,137
*	Mantech International Corp. Class A	237,548	10,112
*	TriQuint Semiconductor Inc.	1,626,919	9,940
*,^	Synaptics Inc.	356,811	9,812
*	Digital River Inc.	408,979	9,779
*	Cavium Networks Inc.	369,607	9,680
*	CommVault Systems Inc.	428,361	9,638
*	Palm Inc.	1,688,212	9,606
*	Taleo Corp. Class A	391,678	9,514
*	Take-Two Interactive Software Inc.	1,054,273	9,488
*	ValueClick Inc.	883,580	9,445
	Power Integrations Inc.	292,424	9,415
*	MKS Instruments Inc.	497,611	9,315

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Mentor Graphics Corp.	1,038,890	9,194
*	SRA International Inc. Class A	464,357	9,134
*	Cymer Inc.	301,818	9,067
*	Blue Coat Systems Inc.	443,134	9,053
	Earthlink Inc.	1,134,193	9,028
*	JDA Software Group Inc.	408,272	8,974
	Syntel Inc.	264,188	8,969
*	Comtech Telecommunications Corp.	298,972	8,948
*	Coherent Inc.	256,619	8,802
*	Websense Inc.	462,006	8,732
*	Ultimate Software Group Inc.	265,597	8,728
*	Integrated Device Technology Inc.	1,762,236	8,723
*	Tekelec	654,141	8,661
*	L-1 Identity Solutions Inc.	1,055,383	8,644
*	DG FastChannel Inc.	264,358	8,613
*	Sonus Networks Inc.	3,152,690	8,544
*	Advent Software Inc.	181,857	8,540
*	TiVo Inc.	1,155,475	8,527
*	Cabot Microelectronics Corp.	246,132	8,514
*	Tessera Technologies Inc.	527,208	8,462
*	Unisys Corp.	445,257	8,233
*	Emulex Corp.	842,493	7,734
*	EchoStar Corp. Class A	398,485	7,603
*	FEI Co.	381,805	7,525
*	ADC Telecommunications Inc.	1,006,182	7,456
*	MicroStrategy Inc. Class A	97,945	7,355
*	Manhattan Associates Inc.	259,161	7,140
*	Acme Packet Inc.	260,940	7,014
*	AsiaInfo Holdings Inc.	318,143	6,955
*	Amkor Technology Inc.	1,248,584	6,880
*,^	STEC Inc.	544,766	6,842
*,^	SunPower Corp. Class A	563,198	6,815
*	Checkpoint Systems Inc.	390,021	6,771
*	SonicWALL Inc.	574,689	6,753
*	ACI Worldwide Inc.	345,880	6,734
	Cognex Corp.	381,772	6,712
*	Loral Space & Communications Inc.	155,321	6,635
*	Scansource Inc.	260,557	6,496
*	Applied Micro Circuits Corp.	618,790	6,485
*	LTX-Credence Corp.	2,285,077	6,467
*	Volterra Semiconductor Corp.	279,586	6,447
*	Netgear Inc.	360,061	6,423
*	TeleTech Holdings Inc.	495,869	6,392
*	DealerTrack Holdings Inc.	382,137	6,286
*	Constant Contact Inc.	291,221	6,212
*	Universal Display Corp.	342,808	6,164
*	Lattice Semiconductor Corp.	1,406,291	6,103
*	Littelfuse Inc.	191,766	6,062
*	Zoran Corp.	624,209	5,955
*	DTS Inc.	180,996	5,949
*	Netezza Corp.	434,525	5,944
*	Euronet Worldwide Inc.	463,710	5,931
*	CSG Systems International Inc.	322,444	5,910
	Micrel Inc.	574,647	5,850
*	TTM Technologies Inc.	611,580	5,810
	AVX Corp.	449,607	5,764
*	Intermec Inc.	552,189	5,660
*	RealNetworks Inc.	1,712,005	5,650
*	Insight Enterprises Inc.	426,724	5,616
*	Net 1 UEPS Technologies Inc.	415,070	5,566
*	Monolithic Power Systems Inc.	309,975	5,536
*	FormFactor Inc.	510,919	5,518
	Black Box Corp.	197,158	5,499
*	THQ Inc.	1,268,597	5,480

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Infinera Corp.	851,630	5,476
*	Global Cash Access Holdings Inc.	758,476	5,469
*	Brooks Automation Inc.	703,868	5,441
*	Ultratech Inc.	334,303	5,439
*	Verigy Ltd.	623,128	5,415
*	Entegris Inc.	1,351,877	5,367
*	Rofin-Sinar Technologies Inc.	256,936	5,349
*	Diodes Inc.	332,903	5,283
*	Stratasys Inc.	212,593	5,221
*	OSI Systems Inc.	187,767	5,214
*	GT Solar International Inc.	928,920	5,202
*	Rogers Corp.	187,173	5,198
*	Brightpoint Inc.	722,866	5,060
*	ArcSight Inc.	225,399	5,047
*	Tyler Technologies Inc.	315,030	4,889
*,^	OpenTable Inc.	117,772	4,884
*	SYNNEX Corp.	190,102	4,870
*	Harmonic Inc.	893,036	4,858
*	Forrester Research Inc.	160,497	4,857
*	Synchronoss Technologies Inc.	252,731	4,794
*	SAVVIS Inc.	323,178	4,767
*	RightNow Technologies Inc.	303,392	4,760
	Heartland Payment Systems Inc.	315,593	4,683
*	Kulicke & Soffa Industries Inc.	657,281	4,614
*	SunPower Corp. Class B	426,394	4,605
	United Online Inc.	788,389	4,541
*	Oclaro Inc.	404,139	4,482
*	Avid Technology Inc.	347,506	4,424
	Pegasystems Inc.	137,381	4,411
*,^	Ebix Inc.	281,251	4,410
*,^	Rubicon Technology Inc.	147,582	4,396
*	Epicor Software Corp.	546,610	4,367
*	SMART Modular Technologies WWH Inc.	746,370	4,366
*	Art Technology Group Inc.	1,272,156	4,351
*	Standard Microsystems Corp.	186,417	4,340
*	ATMI Inc.	294,233	4,308
*	Advanced Energy Industries Inc.	348,681	4,285
*	3PAR Inc.	458,616	4,270
*	EPIQ Systems Inc.	327,696	4,237
*	Smith Micro Software Inc.	445,256	4,234
	iGate Corp.	327,336	4,196
*	Silicon Image Inc.	1,167,052	4,096
	Park Electrochemical Corp.	167,271	4,083
*	Electronics for Imaging Inc.	412,934	4,026
*	SolarWinds Inc.	248,200	3,981
	MTS Systems Corp.	136,520	3,959
*	Ixia	459,995	3,951
*	Sourcefire Inc.	204,954	3,894
*	Electro Scientific Industries Inc.	290,958	3,887
*	STR Holdings Inc.	205,162	3,857
*	Cogent Inc.	427,392	3,851
*	S1 Corp.	638,021	3,835
*	Lionbridge Technologies Inc.	830,970	3,798
*	Terremark Worldwide Inc.	484,464	3,784
*	ExlService Holdings Inc.	218,743	3,756
*	TNS Inc.	211,249	3,684
*	Internet Capital Group Inc.	475,745	3,616
*	Move Inc.	1,742,083	3,571
*	comScore Inc.	215,499	3,549
*	Netscout Systems Inc.	247,191	3,515
*	Virage Logic Corp.	293,698	3,492
*,^	Sonic Solutions Inc.	416,627	3,479
*	Newport Corp.	383,085	3,471
*	Internet Brands Inc. Class A	334,055	3,451

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Knot Inc.	439,438	3,419
*	Quantum Corp.	1,806,936	3,397
*	Hypercom Corp.	726,295	3,370
*	NVE Corp.	77,180	3,360
*	Mercury Computer Systems Inc.	286,275	3,358
*	Maxwell Technologies Inc.	294,314	3,355
*	Compellent Technologies Inc.	276,372	3,350
*	Sigma Designs Inc.	330,832	3,312
*	Bottomline Technologies Inc.	253,532	3,304
*	support.com Inc.	789,787	3,286
*	LoopNet Inc.	264,247	3,258
	BGC Partners Inc. Class A	633,773	3,239
*	Supertex Inc.	130,782	3,225
*	KVH Industries Inc.	259,403	3,222
*	Imation Corp.	343,735	3,159
	Sycamore Networks Inc.	189,563	3,151
*	Measurement Specialties Inc.	226,519	3,103
*	Radiant Systems Inc.	213,310	3,084
*	ModusLink Global Solutions Inc.	506,842	3,056
*	Oplink Communications Inc.	211,763	3,035
*	Echelon Corp.	411,343	3,015
*,^	Evergreen Solar Inc.	4,373,555	2,983
*	MIPS Technologies Inc. Class A	571,321	2,919
*	ADPT Corp.	988,539	2,857
*	Integrated Silicon Solution Inc.	376,716	2,840
*	Actel Corp.	220,060	2,821
	Methode Electronics Inc.	289,538	2,820
*	IPG Photonics Corp.	185,125	2,819
*	Infospace Inc.	372,249	2,799
*,^	Magma Design Automation Inc.	976,995	2,775
*	Limelight Networks Inc.	628,840	2,761
*	Isilon Systems Inc.	213,115	2,736
*	FARO Technologies Inc.	145,323	2,719
*	Symmetricom Inc.	532,064	2,708
*	LogMeIn Inc.	101,900	2,673
*	Globecomm Systems Inc.	321,192	2,650
*	DivX Inc.	344,097	2,636
	NIC Inc.	408,652	2,619
	Opnet Technologies Inc.	176,910	2,599
*	Super Micro Computer Inc.	191,683	2,588
*	UTStarcom Inc.	1,389,207	2,556
*	Extreme Networks	941,365	2,542
*	Kenexa Corp.	210,656	2,528
*	Kopin Corp.	737,444	2,500
*	LivePerson Inc.	361,868	2,482
*	IXYS Corp.	280,174	2,477
*	Symyx Technologies Inc.	493,207	2,471
*	Monotype Imaging Holdings Inc.	272,050	2,451
*	infoGROUP Inc.	303,755	2,424
*	Entropic Communications Inc.	378,949	2,403
*,^	Energy Conversion Devices Inc.	585,892	2,402
*	Mindspeed Technologies Inc.	319,606	2,394
*	Anadigics Inc.	537,535	2,344
	Agilysys Inc.	348,919	2,334
	CTS Corp.	251,974	2,328
*	Ceva Inc.	182,850	2,304
*	Pericom Semiconductor Corp.	236,999	2,275
*	Intevac Inc.	213,141	2,274
*	Exar Corp.	324,717	2,250
*	Aviat Networks Inc.	618,996	2,247
*	Seachange International Inc.	272,145	2,240
	Electro Rent Corp.	171,286	2,191
*	EMS Technologies Inc.	141,216	2,121
*,^	China Security & Surveillance Technology Inc.	458,675	2,119

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Renaissance Learning Inc.	143,888	2,114
*	Comverge Inc.	235,817	2,113
*,^	Microvision Inc.	713,277	2,111
*	Online Resources Corp.	501,455	2,081
*	Novatel Wireless Inc.	361,238	2,074
*	Perficient Inc.	231,698	2,064
*	Interactive Intelligence Inc.	125,480	2,062
	Daktronics Inc.	272,672	2,045
	Cass Information Systems Inc.	59,699	2,045
*	Anaren Inc.	136,822	2,044
*	Rimage Corp.	128,809	2,039
*	Vocus Inc.	133,012	2,032
*	Fortinet Inc.	121,434	1,996
*	NetSuite Inc.	157,198	1,987
*,^	Wave Systems Corp. Class A	605,655	1,962
*	Openwave Systems Inc.	955,616	1,940
*	Stamps.com Inc.	187,390	1,921
*	Multi-Fineline Electronix Inc.	76,932	1,920
*	Radisys Corp.	199,776	1,902
	Cohu Inc.	156,665	1,900
*	TeleCommunication Systems Inc. Class A	457,023	1,892
*	Hughes Communications Inc.	76,279	1,856
*	VASCO Data Security International Inc.	300,390	1,853
*	Silicon Graphics International Corp.	257,534	1,823
*	Mattson Technology Inc.	481,016	1,823
*	Advanced Analogic Technologies Inc.	567,810	1,811
*	Spectrum Control Inc.	129,560	1,811
*,^	Rosetta Stone Inc.	78,808	1,809
*	Digi International Inc.	217,878	1,802
	Keynote Systems Inc.	195,861	1,767
*	Cogo Group Inc.	274,814	1,715
*	Zix Corp.	753,669	1,703
*	LeCroy Corp.	351,280	1,683
*	Ultra Clean Holdings	194,140	1,654
*	Gerber Scientific Inc.	305,370	1,634
*	PROS Holdings Inc.	250,908	1,631
	DDi Corp.	215,477	1,623
	Bel Fuse Inc. Class B	97,443	1,609
*	GSE Systems Inc.	392,563	1,594
*	Double-Take Software Inc.	148,635	1,559
*	Conexant Systems Inc.	691,354	1,549
*	Rudolph Technologies Inc.	202,447	1,528
*	Travelzoo Inc.	123,120	1,524
*	SRS Labs Inc.	165,142	1,511
*	DSP Group Inc.	234,691	1,500
*	Saba Software Inc.	286,516	1,476
*	Photronics Inc.	324,071	1,465
*	Dynamics Research Corp.	144,079	1,457
*	MoneyGram International Inc.	590,206	1,446
	Keithley Instruments Inc.	160,382	1,416
	Richardson Electronics Ltd.	156,536	1,409
*,^	China Information Security Technology Inc.	267,363	1,390
*	Geeknet Inc.	1,116,134	1,384
*	ShoreTel Inc.	292,491	1,357
*	Liquidity Services Inc.	104,674	1,357
*	MoSys Inc.	305,390	1,350
*	Transact Technologies Inc.	183,295	1,338
*	X-Rite Inc.	356,832	1,317
*	Pervasive Software Inc.	256,033	1,270
*	Ciber Inc.	439,934	1,219
*	BigBand Networks Inc.	395,172	1,193
*	Integral Systems Inc.	183,594	1,166
*	Telular Corp.	382,231	1,151
*	Cray Inc.	206,083	1,150

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Zygo Corp.	139,531	1,132
*	FalconStor Software Inc.	425,981	1,125
*	Hackett Group Inc.	399,574	1,123
	American Software Inc. Class A	242,905	1,122
	TheStreet.com Inc.	384,051	1,106
*	Internap Network Services Corp.	264,635	1,104
*	Actuate Corp.	243,100	1,082
*	PRGX Global Inc.	256,761	1,066
*	DemandTec Inc.	157,262	1,062
*	NCI Inc. Class A	46,496	1,050
	Technitrol Inc.	328,247	1,037
*	Powerwave Technologies Inc.	672,305	1,035
*	Axcelis Technologies Inc.	660,879	1,024
*	Ness Technologies Inc.	233,859	1,008
*	Trident Microsystems Inc.	699,205	993
*	PLX Technology Inc.	236,468	991
*	Computer Task Group Inc.	151,377	978
*	Cyberoptics Corp.	98,662	954
	Marchex Inc. Class B	246,843	950
*	Immersion Corp.	186,531	944
*	Concurrent Computer Corp.	202,052	933
*,^	Emcore Corp.	1,046,387	931
*	Ramtron International Corp.	350,700	912
*	PC-Tel Inc.	178,115	898
*	Tollgrade Communications Inc.	141,098	889
*	Web.com Group Inc.	245,686	882
*	LaserCard Corp.	192,966	861
*	NU Horizons Electronics Corp.	277,427	849
*	QuickLogic Corp.	289,381	848
	Ipass Inc.	762,909	816
*	PC Mall Inc.	202,721	811
*	Microtune Inc.	378,848	807
*	LoJack Corp.	210,416	776
	Evolving Systems Inc.	105,542	760
*	Hutchinson Technology Inc.	174,519	756
*	Presstek Inc.	210,832	744
*	Phoenix Technologies Ltd.	255,005	737
*	Reis Inc.	112,482	731
	Imergent Inc.	200,473	726
*	Nanometrics Inc.	71,401	720
*	Innodata Isogen Inc.	278,369	715
*	PAR Technology Corp.	139,040	715
*	PC Connection Inc.	117,684	713
*	StarTek Inc.	179,488	700
*	CPI International Inc.	44,729	697
*	Network Engines Inc.	257,147	697
*	Datalink Corp.	170,425	685
*	ORBCOMM Inc.	375,812	684
*,^	Research Frontiers Inc.	154,646	684
	QAD Inc.	160,214	662
*	Westell Technologies Inc. Class A	417,567	651
*	Network Equipment Technologies Inc.	182,244	636
*	PDF Solutions Inc.	129,133	620
*	RAE Systems Inc.	754,476	604
*	FSI International Inc.	140,582	589
*,^	KIT Digital Inc.	66,100	583
*	Edgewater Technology Inc.	198,870	575
*	TechTeam Global Inc.	91,665	549
*	Callidus Software Inc.	163,593	542
*	Opnext Inc.	321,034	530
*	Aware Inc.	223,397	523
*	EF Johnson Technologies Inc.	333,837	477
*	Bsquare Corp.	208,344	473
*	ID Systems Inc.	178,265	472

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Performance Technologies Inc.	163,889	406
*	Dice Holdings Inc.	57,706	399
*,^	ICx Technologies Inc.	53,764	392
*	Rainmaker Systems Inc.	322,862	387
*	CalAmp Corp.	178,061	379
*	Market Leader Inc.	187,002	368
*	Pixelworks Inc.	122,124	364
*	Tier Technologies Inc. Class B	59,360	361
*,^	Parkervision Inc.	280,755	357
*	Transwitch Corp.	158,116	341
	VirnetX Holding Corp.	57,431	340
*	Virtusa Corp.	35,723	333
*	iGO Inc.	217,191	326
*	Ditech Networks Inc.	246,702	313
*	MEMSIC Inc.	135,840	307
*	Frequency Electronics Inc.	63,789	297
*	Spire Corp.	83,300	290
	Newtek Business Services Inc.	209,107	278
*	Looksmart Ltd.	218,418	258
*	Planar Systems Inc.	148,536	254
*	AXT Inc.	53,587	242
*	GTSI Corp.	43,149	236
*	AuthenTec Inc.	93,017	233
*	Comarco Inc.	95,910	229
*	LRAD Corp.	179,597	225
*	ActivIdentity Corp.	117,195	224
*	Echo Global Logistics Inc.	17,800	217
*	Video Display Corp.	48,565	202
*	WebMediaBrands Inc.	217,997	196
*	Cinedigm Digital Cinema Corp. Class A	137,179	178
*	Autobytel Inc.	156,399	178
	Bel Fuse Inc. Class A	10,580	176
*	NaviSite Inc.	58,297	153
*	EndWave Corp.	43,107	142
*	Viasystems Group Inc.	9,566	141
*	Ikanos Communications Inc.	87,319	141
*	Deltek Inc.	16,820	140
*	Lantronix Inc.	30,640	124
*	Unica Corp.	12,600	121
*	Identive Group Inc.	75,132	120
*	Intellicheck Mobilisa Inc.	73,822	117
*	Guidance Software Inc.	21,860	114
*	Zhone Technologies Inc.	72,849	109
*	Selectica Inc.	16,789	92
*	Authentidate Holding Corp.	140,957	89
*	Analysts International Corp.	29,652	73
*	Wireless Telecom Group Inc.	98,580	71
*	Vertro Inc.	139,637	69
*	Management Network Group Inc.	25,353	68
*	TechTarget Inc.	10,245	55
*	Dot Hill Systems Corp.	42,636	51
*	Henry Bros Electronics Inc.	10,200	40
*	Allen Organ Co. Escrow Shares	11,462	34
*	Superconductor Technologies Inc.	13,993	34
*	Digital Angel Corp.	31,230	16
*	Nextwave Wireless Inc.	6,908	7
*	Numerex Corp. Class A	1,500	7
*	Occam Networks Inc.	700	4
*	Veraz Networks Inc.	3,828	3
*	Information Services Group Inc.	788	2
			22,705,690
Materials (3.8%)
	EI du Pont de Nemours & Co.	9,538,296	329,930
	Newmont Mining Corp.	5,097,534	314,722

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
	Dow Chemical Co.	12,139,205	287,942
	Freeport-McMoRan Copper & Gold Inc.	4,543,874	268,679
	Monsanto Co.	5,758,563	266,161
	Praxair Inc.	3,232,717	245,654
	Air Products & Chemicals Inc.	2,238,952	145,106
	Nucor Corp.	3,323,408	127,220
	Ecolab Inc.	2,493,373	111,977
	Alcoa Inc.	10,767,114	108,317
	PPG Industries Inc.	1,750,360	105,739
	International Paper Co.	4,372,682	98,954
	Weyerhaeuser Co.	2,231,412	78,546
	Sherwin-Williams Co.	982,870	68,005
	Cliffs Natural Resources Inc.	1,427,067	67,300
	Mosaic Co.	1,644,248	64,093
	Sigma-Aldrich Corp.	1,285,172	64,040
	Vulcan Materials Co.	1,333,234	58,436
	United States Steel Corp.	1,512,995	58,326
	Lubrizol Corp.	721,783	57,966
	Airgas Inc.	829,859	51,617
	Ball Corp.	943,349	49,837
*	Owens-Illinois Inc.	1,779,368	47,064
	CF Industries Holdings Inc.	719,455	45,649
*	Crown Holdings Inc.	1,705,153	42,697
	FMC Corp.	728,315	41,827
	Allegheny Technologies Inc.	932,740	41,218
	Eastman Chemical Co.	765,294	40,836
^	Martin Marietta Materials Inc.	478,791	40,606
	MeadWestvaco Corp.	1,810,125	40,185
*	Pactiv Corp.	1,398,658	38,953
	Celanese Corp. Class A	1,540,379	38,371
	Ashland Inc.	783,831	36,385
	International Flavors & Fragrances Inc.	838,319	35,561
	Albemarle Corp.	867,558	34,451
	Walter Energy Inc.	566,105	34,447
	Sealed Air Corp.	1,678,050	33,091
	Sonoco Products Co.	1,059,889	32,305
	Bemis Co. Inc.	1,141,947	30,833
	Valspar Corp.	997,701	30,051
	Nalco Holding Co.	1,460,465	29,881
	Steel Dynamics Inc.	2,170,740	28,632
	Aptargroup Inc.	718,376	27,169
	Reliance Steel & Aluminum Co.	740,006	26,751
	Royal Gold Inc.	529,192	25,401
	RPM International Inc.	1,368,992	24,423
	Compass Minerals International Inc.	345,295	24,267
	Packaging Corp. of America	1,087,617	23,949
	Domtar Corp.	454,832	22,355
	Temple-Inland Inc.	1,079,785	22,319
	Scotts Miracle-Gro Co. Class A	492,801	21,885
	Cytec Industries Inc.	517,101	20,679
	Rock-Tenn Co. Class A	390,171	19,380
	Huntsman Corp.	2,008,751	17,416
*	Solutia Inc.	1,286,075	16,848
*	Titanium Metals Corp.	955,079	16,800
	Silgan Holdings Inc.	568,073	16,122
*	WR Grace & Co.	765,433	16,105
	Commercial Metals Co.	1,196,544	15,818
	Cabot Corp.	655,911	15,814
	Carpenter Technology Corp.	465,265	15,275
	Olin Corp.	832,371	15,058
	Greif Inc. Class A	260,946	14,493
	AK Steel Holding Corp.	1,162,489	13,857
*	Coeur d'Alene Mines Corp.	864,385	13,640
	Sensient Technologies Corp.	518,075	13,434

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	Hecla Mining Co.	2,567,404	13,402
*	Allied Nevada Gold Corp.	666,308	13,113
*	Rockwood Holdings Inc.	549,480	12,468
	NewMarket Corp.	137,032	11,966
	Eagle Materials Inc.	440,028	11,410
	Worthington Industries Inc.	816,828	10,504
	HB Fuller Co.	516,219	9,803
	Minerals Technologies Inc.	198,515	9,437
	Schweitzer-Mauduit International Inc.	185,805	9,374
*,^	Intrepid Potash Inc.	475,479	9,305
	Schnitzer Steel Industries Inc.	236,618	9,275
*	Louisiana-Pacific Corp.	1,323,931	8,857
*	PolyOne Corp.	970,461	8,171
*	Ferro Corp.	1,091,673	8,046
*	OM Group Inc.	331,660	7,913
	Texas Industries Inc.	267,558	7,904
*	RTI International Metals Inc.	313,842	7,567
*	Stillwater Mining Co.	648,263	7,533
*	Calgon Carbon Corp.	567,922	7,519
	Arch Chemicals Inc.	242,708	7,461
	Balchem Corp.	288,787	7,220
*	Omnova Solutions Inc.	868,010	6,779
	AMCOL International Corp.	259,376	6,095
	Kaiser Aluminum Corp.	174,843	6,062
	Stepan Co.	86,591	5,925
	Deltic Timber Corp.	130,756	5,466
	PH Glatfelter Co.	501,516	5,441
*	Century Aluminum Co.	612,960	5,412
*	Clearwater Paper Corp.	98,668	5,403
	A Schulman Inc.	272,897	5,174
	Innophos Holdings Inc.	183,262	4,779
*	US Gold Corp.	943,133	4,725
*	Georgia Gulf Corp.	336,753	4,492
*	Buckeye Technologies Inc.	449,086	4,468
	Koppers Holdings Inc.	189,859	4,268
*	Spartech Corp.	398,106	4,081
*	Brush Engineered Materials Inc.	189,469	3,786
	Zep Inc.	215,199	3,753
	Haynes International Inc.	119,564	3,686
*	Graphic Packaging Holding Co.	1,158,803	3,650
*	Horsehead Holding Corp.	437,339	3,306
*	Wausau Paper Corp.	483,877	3,276
	Olympic Steel Inc.	141,686	3,255
	Quaker Chemical Corp.	118,362	3,206
	Neenah Paper Inc.	174,145	3,187
	Westlake Chemical Corp.	157,451	2,924
^	Hawkins Inc.	120,462	2,901
*	KapStone Paper and Packaging Corp.	250,547	2,791
*	Boise Inc.	503,746	2,766
*	Kraton Performance Polymers Inc.	137,768	2,589
*	Zoltek Cos. Inc.	302,561	2,563
*	Innospec Inc.	251,871	2,363
	Myers Industries Inc.	272,821	2,207
*	AEP Industries Inc.	78,834	1,883
*	AM Castle & Co.	133,714	1,857
*	LSB Industries Inc.	119,273	1,588
*	US Energy Corp. Wyoming	303,731	1,443
*	Yongye International Inc.	204,127	1,406
	American Vanguard Corp.	176,333	1,398
*	ShengdaTech Inc.	290,518	1,374
*	General Moly Inc.	420,852	1,296
*	Headwaters Inc.	441,607	1,254
*,^	Mercer International Inc.	314,283	1,251
*	Landec Corp.	207,442	1,222

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	United States Lime & Minerals Inc.	26,740	1,030
*,^	China Green Agriculture Inc.	108,540	975
*	Senomyx Inc.	223,613	847
*	Universal Stainless & Alloy	52,656	842
	Chase Corp.	63,713	728
*,^	General Steel Holdings Inc.	307,453	723
*	Gulf Resources Inc.	83,722	719
*	Penford Corp.	107,902	699
*	American Pacific Corp.	125,838	632
*,^	Ampal American Israel Class A	328,363	512
*,^	China Direct Industries Inc.	450,293	504
*	Nanophase Technologies Corp.	326,953	379
*,^	Altair Nanotechnologies Inc.	1,024,234	328
*,^	Flotek Industries Inc.	170,005	206
*	Verso Paper Corp.	64,795	150
*,^	China Precision Steel Inc.	64,432	90
*	Rock of Ages Corp.	17,900	73
*	Continental Materials Corp.	3,500	41
*	Solitario Exploration & Royalty Corp.	9,600	21
			4,585,366
Telecommunication Services (2.8%)
	AT&T Inc.	62,284,985	1,506,674
	Verizon Communications Inc.	29,925,625	838,516
*	American Tower Corp. Class A	4,232,842	188,361
*	Sprint Nextel Corp.	31,050,757	131,655
*	Crown Castle International Corp.	3,090,987	115,170
	CenturyLink Inc.	3,139,817	104,587
	Qwest Communications International Inc.	16,432,979	86,273
*	NII Holdings Inc.	1,759,656	57,224
	Windstream Corp.	5,104,011	53,898
*	SBA Communications Corp. Class A	1,173,491	39,910
*	tw telecom inc Class A	1,506,478	25,128
^	Frontier Communications Corp.	3,302,496	23,481
	Telephone & Data Systems Inc.	718,019	21,821
*	MetroPCS Communications Inc.	2,616,800	21,432
*	Level 3 Communications Inc.	17,432,986	19,002
*	NeuStar Inc. Class A	789,726	16,284
*	Syniverse Holdings Inc.	736,358	15,058
*	Leap Wireless International Inc.	656,664	8,523
	Telephone & Data Systems Inc. - Special Common Shares	279,876	7,428
*	United States Cellular Corp.	179,990	7,407
*	Cincinnati Bell Inc.	2,388,898	7,191
*	AboveNet Inc.	147,454	6,957
*,^	Clearwire Corp. Class A	870,865	6,340
	NTELOS Holdings Corp.	348,831	6,000
	Shenandoah Telecommunications Co.	250,666	4,447
	Consolidated Communications Holdings Inc.	260,141	4,425
*	Neutral Tandem Inc.	373,535	4,202
*	PAETEC Holding Corp.	1,141,538	3,893
	Alaska Communications Systems Group Inc.	435,776	3,700
*	Premiere Global Services Inc.	563,510	3,573
	Atlantic Tele-Network Inc.	84,847	3,504
*	Vonage Holdings Corp.	1,238,007	2,847
*	Iridium Communications Inc.	278,115	2,792
*	General Communication Inc. Class A	358,436	2,721
*	Global Crossing Ltd.	251,510	2,658
*	Cbeyond Inc.	212,401	2,655
*	Cogent Communications Group Inc.	342,863	2,599
	USA Mobility Inc.	199,797	2,581
*	ICO Global Communications Holdings Ltd.	1,435,390	2,311
	HickoryTech Corp.	275,449	1,859
*,^	Globalstar Inc.	953,571	1,468
	Warwick Valley Telephone Co.	88,457	1,245
*	8x8 Inc.	890,038	1,113

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
		Shares	($000)
*	IDT Corp. Class B	75,185	959
*	Kratos Defense & Security Solutions Inc.	89,288	938
*,^	FiberTower Corp.	189,789	896
*	SureWest Communications	115,235	731
*	Arbinet Corp.	82,031	654
*,^	TerreStar Corp.	889,716	440
*	IDT Corp.	21,611	215
			3,373,746
Utilities (3.8%)
	Southern Co.	8,657,522	288,122
	Exelon Corp.	6,963,932	264,421
	Dominion Resources Inc.	6,332,989	245,340
	Duke Energy Corp.	13,817,345	221,078
	NextEra Energy Inc.	4,147,442	202,229
	Public Service Enterprise Group Inc.	5,339,390	167,283
	American Electric Power Co. Inc.	5,044,994	162,953
	PG&E Corp.	3,918,799	161,063
	Entergy Corp.	1,996,624	142,998
	Consolidated Edison Inc.	2,969,199	127,972
	PPL Corp.	4,848,750	120,976
	Progress Energy Inc.	3,003,621	117,802
	Sempra Energy	2,476,396	115,871
	FirstEnergy Corp.	3,216,955	113,333
	Edison International	3,266,467	103,612
	Xcel Energy Inc.	4,835,144	99,652
	Questar Corp.	1,843,121	83,844
	DTE Energy Co.	1,748,008	79,727
*	AES Corp.	7,134,664	65,924
	Constellation Energy Group Inc.	2,015,141	64,988
	Wisconsin Energy Corp.	1,233,718	62,599
	Ameren Corp.	2,506,452	59,578
*	NRG Energy Inc.	2,763,864	58,622
	CenterPoint Energy Inc.	4,184,412	55,067
	EQT Corp.	1,442,094	52,117
*	Calpine Corp.	3,739,151	47,562
	Northeast Utilities	1,856,259	47,297
	Oneok Inc.	1,064,152	46,025
	SCANA Corp.	1,235,825	44,193
	NiSource Inc.	2,921,538	42,362
	Pinnacle West Capital Corp.	1,134,873	41,264
	NSTAR	1,128,394	39,494
	American Water Works Co. Inc.	1,845,147	38,010
	OGE Energy Corp.	1,025,798	37,503
	Alliant Energy Corp.	1,169,166	37,109
	Allegheny Energy Inc.	1,792,241	37,064
	Pepco Holdings Inc.	2,347,925	36,815
	CMS Energy Corp.	2,428,140	35,572
	Integrys Energy Group Inc.	808,878	35,380
	MDU Resources Group Inc.	1,884,106	33,970
	National Fuel Gas Co.	728,697	33,433
	TECO Energy Inc.	2,145,437	32,332
	Energen Corp.	722,669	32,036
	DPL Inc.	1,258,058	30,068
	AGL Resources Inc.	818,655	29,324
	NV Energy Inc.	2,481,282	29,304
	UGI Corp.	1,151,462	29,293
	ITC Holdings Corp.	530,077	28,046
	Atmos Energy Corp.	981,366	26,536
	Aqua America Inc.	1,442,879	25,510
	Westar Energy Inc.	1,169,827	25,280
	Great Plains Energy Inc.	1,431,147	24,358
	Hawaiian Electric Industries Inc.	978,355	22,287
	Piedmont Natural Gas Co. Inc.	777,144	19,662
	Nicor Inc.	478,905	19,396

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

					Market
					Value
				Shares	($000)
	Vectren Corp.			816,491	19,318
	WGL Holdings Inc.			531,920	18,101
	Cleco Corp.			639,547	16,890
	IDACORP Inc.			506,418	16,849
*	Mirant Corp.			1,520,735	16,059
	New Jersey Resources Corp.			437,497	15,400
	Portland General Electric Co.			795,725	14,586
*	RRI Energy Inc.			3,731,996	14,144
	Southwest Gas Corp.			479,021	14,131
	South Jersey Industries Inc.			315,580	13,557
	Northwest Natural Gas Co.			280,901	12,239
	Unisource Energy Corp.			382,034	11,530
	Allete Inc.			336,581	11,525
	Avista Corp.			579,344	11,315
	Black Hills Corp.			391,094	11,134
	PNM Resources Inc.			923,343	10,323
	NorthWestern Corp.			380,371	9,966
*	El Paso Electric Co.			464,024	8,979
	MGE Energy Inc.			246,277	8,876
	Laclede Group Inc.			253,187	8,388
	California Water Service Group			218,458	7,799
	UIL Holdings Corp.			288,449	7,220
	Ormat Technologies Inc.			230,220	6,513
	Empire District Electric Co.			334,979	6,288
	CH Energy Group Inc.			153,765	6,034
	American States Water Co.			176,180	5,839
*	Dynegy Inc. Class A			1,022,233	3,936
	Chesapeake Utilities Corp.			123,303	3,872
	SJW Corp.			154,897	3,631
	Middlesex Water Co.			195,790	3,103
	Connecticut Water Service Inc.			135,408	2,846
	Southwest Water Co.			217,106	2,275
	Central Vermont Public Service Corp.			113,942	2,249
	York Water Co.			120,372	1,709
	Consolidated Water Co. Ltd.			146,169	1,663
	Unitil Corp.			71,553	1,496
	Maine & Maritimes Corp.			32,084	1,422
*	Cadiz Inc.			53,522	646
	Artesian Resources Corp. Class A			26,722	493
	Pennichuck Corp.			17,352	382
*,^	Raser Technologies Inc.			582,141	341
*,^	China Natural Gas Inc.			33,754	281
*	Purecycle Corp.			24,935	71
*	Synthesis Energy Systems Inc.			33,393	37
	RGC Resources Inc.			1,055	33
					4,577,145

Total Common Stocks (Cost $132,280,042)					120,991,708

		Coupon

Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
2,3	Vanguard Market Liquidity Fund	0.286%		1,265,981,203	1,265,981

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.170%	7/19/10	20,000	20,000

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4,5 Freddie Mac Discount Notes	0.235%	8/16/10	10,000	9,998
				29,998
Total Temporary Cash Investments (Cost $1,295,976)				1,295,979
Total Investments (100.8%) (Cost $133,576,018)				122,287,687
Other Assets and Liabilities—Net (-0.8%)				(977,863)
Net Assets (100%)				121,309,824

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $577,022,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $647,700,000 of collateral received for securities on loan.
4 Securities with a value of $26,998,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

55

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 852_082010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 23, 2010

VANGUARD INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.